UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:_______July 31

Date of reporting period:______July 31, 2021

Item 1. Reports to Stockholders.

Annual Report

JULY 31, 2021

	Investor	Service
Access Flex Bear High Yield ProFund	AFBIX	AFBSX
Access Flex High Yield ProFund	FYAIX	FYASX
Banks UltraSector ProFund	BKPIX	BKPSX
Basic Materials UltraSector ProFund	BMPIX	BMPSX
Bear ProFund	BRPIX	BRPSX
Biotechnology UltraSector ProFund	BIPIX	BIPSX
Bitcoin Strategy ProFund	BTCFX
Bull ProFund	BLPIX	BLPSX
Communication Services UltraSector ProFund	WCPIX	WCPSX
Consumer Goods UltraSector ProFund	CNPIX	CNPSX
Consumer Services UltraSector ProFund	CYPIX	CYPSX
Europe 30 ProFund	UEPIX	UEPSX
Falling U.S. Dollar ProFund	FDPIX	FDPSX
Financials UltraSector ProFund	FNPIX	FNPSX
Health Care UltraSector ProFund	HCPIX	HCPSX
Industrials UltraSector ProFund	IDPIX	IDPSX
Internet UltraSector ProFund	INPIX	INPSX
Large-Cap Growth ProFund	LGPIX	LGPSX
Large-Cap Value ProFund	LVPIX	LVPSX
Mid-Cap Growth ProFund	MGPIX	MGPSX
Mid-Cap ProFund	MDPIX	MDPSX
Mid-Cap Value ProFund	MLPIX	MLPSX
Nasdaq-100 ProFund	OTPIX	OTPSX
Oil & Gas UltraSector ProFund	ENPIX	ENPSX
Oil Equipment & Services UltraSector ProFund	OEPIX	OEPSX
Pharmaceuticals UltraSector ProFund	PHPIX	PHPSX
Precious Metals UltraSector ProFund	PMPIX	PMPSX
Real Estate UltraSector ProFund	REPIX	REPSX
Rising Rates Opportunity ProFund	RRPIX	RRPSX
Rising Rates Opportunity 10 ProFund	RTPIX	RTPSX
Rising U.S. Dollar ProFund	RDPIX	RDPSX
Semiconductor UltraSector ProFund	SMPIX	SMPSX
Short Nasdaq-100 ProFund	SOPIX	SOPSX
Short Oil & Gas ProFund	SNPIX	SNPSX
Short Precious Metals ProFund	SPPIX	SPPSX
Short Real Estate ProFund	SRPIX	SRPSX
Short Small-Cap ProFund	SHPIX	SHPSX
Small-Cap Growth ProFund	SGPIX	SGPSX
Small-Cap ProFund	SLPIX	SLPSX
Small-Cap Value ProFund	SVPIX	SVPSX
Technology UltraSector ProFund	TEPIX	TEPSX
Telecommunications UltraSector ProFund	TCPIX	TCPSX
UltraBear ProFund	URPIX	URPSX
UltraBull ProFund	ULPIX	ULPSX
UltraChina ProFund	UGPIX	UGPSX
UltraDow 30 ProFund	UDPIX	UDPSX
UltraEmerging Markets ProFund	UUPIX	UUPSX
UltraInternational ProFund	UNPIX	UNPSX
UltraJapan ProFund	UJPIX	UJPSX
UltraLatin America ProFund	UBPIX	UBPSX
UltraMid-Cap ProFund	UMPIX	UMPSX
UltraNasdaq-100 ProFund	UOPIX	UOPSX
UltraShort China ProFund	UHPIX	UHPSX
UltraShort Dow 30 ProFund	UWPIX	UWPSX
UltraShort Emerging Markets ProFund	UVPIX	UVPSX
UltraShort International ProFund	UXPIX	UXPSX
UltraShort Japan ProFund	UKPIX	UKPSX
UltraShort Latin America ProFund	UFPIX	UFPSX
UltraShort Mid-Cap ProFund	UIPIX	UIPSX
UltraShort Nasdaq-100 ProFund	USPIX	USPSX
UltraShort Small-Cap ProFund	UCPIX	UCPSX
UltraSmall-Cap ProFund	UAPIX	UAPSX
U.S. Government Plus ProFund	GVPIX	GVPSX
Utilities UltraSector ProFund	UTPIX	UTPSX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website (profunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 888-PRO-FNDS (888-776-3637) or by sending and e-mail request to info@profunds.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 888-PRO-FNDS (888-776-3637) or send an email request to info@profunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account in you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Table of Contents

1	Message from the Chairman Allocation of Portfolio Holdings and Index Composition
71	Expense Examples

Schedules of Portfolio Investments
78	Access Flex Bear High Yield ProFund
79	Access Flex High Yield ProFund
80	Banks UltraSector ProFund
82	Basic Materials UltraSector ProFund
84	Bear ProFund
85	Biotechnology UltraSector ProFund
87	Bitcoin Strategy ProFund
88	Bull ProFund
91	Communication Services UltraSector ProFund
93	Consumer Goods UltraSector ProFund
95	Consumer Services UltraSector ProFund
98	Europe 30 ProFund
99	Falling U.S. Dollar ProFund
100	Financials UltraSector ProFund
104	Health Care UltraSector ProFund
107	Industrials UltraSector ProFund
110	Internet UltraSector ProFund
112	Large-Cap Growth ProFund
116	Large-Cap Value ProFund
122	Mid-Cap Growth ProFund
126	Mid-Cap ProFund
132	Mid-Cap Value ProFund
137	Nasdaq-100 ProFund
140	Oil & Gas UltraSector ProFund
142	Oil Equipment & Services UltraSector ProFund
144	Pharmaceuticals UltraSector ProFund
146	Precious Metals UltraSector ProFund
148	Real Estate UltraSector ProFund
151	Rising Rates Opportunity ProFund
152	Rising Rates Opportunity 10 ProFund
153	Rising U.S. Dollar ProFund
154	Semiconductor UltraSector ProFund
156	Short Nasdaq-100 ProFund
157	Short Oil & Gas ProFund
158	Short Precious Metals ProFund
159	Short Real Estate ProFund
160	Short Small-Cap ProFund
161	Small-Cap Growth ProFund
167	Small-Cap ProFund
170	Small-Cap Value ProFund
177	Technology UltraSector ProFund
181	Telecommunications UltraSector ProFund
183	UltraBear ProFund
184	UltraBull ProFund
187	UltraChina ProFund
189	UltraDow 30 ProFund
191	UltraEmerging Markets ProFund
193	UltraInternational ProFund
194	UltraJapan ProFund
195	UltraLatin America ProFund
197	UltraMid-Cap ProFund
204	UltraNasdaq-100 ProFund
207	UltraShort China ProFund
208	UltraShort Dow 30 ProFund
209	UltraShort Emerging Markets ProFund
210	UltraShort International ProFund
211	UltraShort Japan ProFund
212	UltraShort Latin America ProFund
213	UltraShort Mid-Cap ProFund
214	UltraShort Nasdaq-100 ProFund
215	UltraShort Small-Cap ProFund
216	UltraSmall-Cap ProFund
219	U.S. Government Plus ProFund
220	Utilities UltraSector ProFund
223	Statements of Assets and Liabilities
239	Statements of Operations
255	Statements of Changes in Net Assets
283	Consolidated Statement of Cash Flows
285	Financial Highlights
319	Notes to Financial Statements
360	Report of Independent Registered Public Accounting Firm
362	Board Approval of Investment Advisory Agreement
367	Trustees and Executive Officers

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Message from the Chairman

Dear Shareholder:

As economies and communities around the world continue to deal with the evolving impacts of the global health crisis, we want to reaffirm our commitment to providing our clients with products and services to help them meet their investment goals and objectives. I am pleased to present the ProFunds Annual Report to shareholders for the 12 months ended July 31, 2021.

Stocks Rally Despite Economic Contraction During the Period

During the second half of 2020, major equity indexes recorded significant gains, despite the coronavirus pandemic negatively impacting economic measures most of the year. U.S. stock markets responded positively to the signing of a $900 billion coronavirus aid bill, continued stimulus from the Federal Reserve and favorable news about the development of COVID-19 vaccines. The Pfizer vaccine received Food and Drug Administration (FDA) emergency use authorization in December, and the first shots were administered shortly thereafter. GDP grew 4.1% in the fourth calendar quarter, an encouraging rebound. However, the U.S. economy contracted 3.5% overall for the year, the largest decline since the 2008-2009 financial crisis.

Equities continued their 2020 rally in the first seven months of 2021 on the back of strong corporate earnings, Congress's approval of an additional $1.9 trillion coronavirus relief package, success with the distribution and administration of COVID-19 vaccines, and the lifting of restrictions on many businesses. Equity gains in 2021 reflected broad participation from most market segments, including energy and bricks-and-mortar retail, which both lagged in 2020. A 3.4% year-over-year rise in consumer inflation during the second quarter—the highest in 14 years—worried many investors. The Fed, however, stated that they were committed to maintaining accommodative policies like their monthly bond purchases until the economy fully recovers, even though other countries have begun to taper their activities.

Over the 12-month reporting period, the S&P 500® gained 36.5%, the S&P MidCap 400® climbed 47.0% and the Russell 2000® Index rose 52.0%. The tech-heavy Nasdaq-100 Index® rose 38.2%, while the Dow® gained 34.8%. All 10 Dow Jones U.S. Industry Index sectors recorded strong gains. The top performers included financials (47.1%), technology (45.9%), and oil and gas (45.6%).

Developed markets outside North America rose 30.3% during the reporting period, as measured by the MSCI EAFE Index®. Regional indexes such as the ProFunds Europe 30 Index climbed 30.6%. Other global markets also recorded strong gains. The S&P/BNY Mellon Emerging 50 ADR Index (USD) climbed 17.8% over the reporting period, while Latin American stocks returned a robust 41.8%, as measured by the S&P/BNY Mellon Latin America 35 ADR Index (USD).

1

Treasury Returns Slide and Yield Curve Flattens During Period

U.S. Treasury yields increased, and prices, which move opposite to yields, continued their late 2020 slide through much of the first quarter of 2021. Yields on the 10-year Treasury reached 1.74% in March, before eventually dipping later in the reporting period. Shorter-term and longer-term bond rates declined at different paces during the second quarter of 2021, which led to a flattening of the Treasury yield curve. Over the 12-month reporting period, the Ryan Labs Returns Treasury Yield Curve 30 Year and 10 Year Indexes lost 14.69% and 4.87%, respectively. The U.S. dollar dropped 3.3%, based on the Bloomberg Dollar Spot Index.

Strong U.S. Small-Cap Returns Benefit Long Russell 2000 Investors

Robust U.S. equity performance during the reporting period provided ProFunds investors with significant domestic investing opportunities. In particular, long small-cap investors tracking the Russell 2000 Index benefited from strong returns during the 12-month period. Many investors consider strong outperformance by small-cap stocks as a signal that a bull market is in its initial stages, a phenomenon that seems supported by the broad market recovery seen during the reporting period.

ProFunds Launches the Industry's First Publicly Available U.S. Bitcoin Mutual Fund

Investors have become increasingly interested in the rapidly growing cryptocurrency market. On July 28, 2021, ProFunds became the first to offer investors access to a bitcoin strategy through a publicly available mutual fund. The new Bitcoin Strategy ProFund is designed to provide investors with returns, before fees and expenses, similar to an investment in bitcoin. The fund seeks capital appreciation primarily through its investment in bitcoin futures contracts.

The Bitcoin Strategy ProFund offers a convenient way for investors to incorporate a rapidly growing digital asset into their portfolios. It eliminates the need to access bitcoin through unregulated exchanges or wallets, instead providing investors with the familiar trading and pricing practices of a mutual fund format.

ProFunds' assets under management grew 33.0% during the reporting period as a result of both market appreciation and positive inflows from investors.

In these continually evolving times, our wide array of funds provides strategies that may suit your investment goals. We thank you for the trust and confidence you have placed in us by choosing ProFunds, and we appreciate the opportunity to continue serving your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

2

Management Discussion of Fund Performance

4  :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund (each, a "Fund" and, collectively, the "Funds"), except for the Classic ProFunds1, Falling U.S. Dollar ProFund, and Bitcoin Strategy ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of a benchmark, such as the daily performance of an index or security, or a multiple, the inverse, or an inverse multiple of the daily performance of an underlying index or security (each such index or security, a "benchmark") for a single day, not for any other period.

Each of the Classic ProFunds and the Falling U.S. Dollar ProFund are designed to match, before fees and expenses, the performance of an underlying benchmark (each, a "Matching Fund" and, collectively, the "Matching Funds").

The Bitcoin Strategy ProFund seeks returns, before fees and expenses, similar to an investment in bitcoin. The Bitcoin Strategy ProFund seeks capital appreciation primarily through its investment in bitcoin futures contracts exposure.

All other ProFunds are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds"). Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to a multiple (i.e., 1.25x, 1.5x or 2x), the inverse (i.e., -1x), or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an underlying benchmark. This means that Geared Funds seek daily investment results, before fees and expenses, for a single day only, not for any other period. A "single day" is measured from the time a Geared Fund calculates its net asset value ("NAV") to the time of the Geared Fund's next NAV calculation, not for longer periods. The return of a Geared Fund for periods longer than a single day will be the result of its return for each day compounded over the period. A Geared Fund's returns for periods long than a single day will very likely differ in amount, and possibly even direction, from the Geared Fund's stated leveraged (i.e. 1.25x, 1.5x, or 2x), inverse (-1x), or inverse leveraged (i.e. -1.25x or -2x) multiple times the return of the Geared Fund's benchmark for the same period. During periods of higher market volatility, the volatility of the benchmark may affect the Geared Fund's return as much as or more than the return of the benchmark.

ProFund Advisors LLC ("PFA"), the Funds' investment advisor, uses a passive approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that it believes, in combination, a Fund should hold to produce daily returns consistent with such Fund's investment objective.

In managing the assets of the Funds, PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company nor does PFA conduct conventional research or analysis; forecast market movements, trends or market conditions; or take defensive positions.

The Funds (other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund) make significant use of investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (collectively, "derivatives"). Funds using derivatives are exposed to risks different from, or possibly greater than, the risks associated with investing directly in securities, including one or more of the following: counterparty risk (i.e., the risk that a counterparty is unable or unwilling to make timely payments) on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk (i.e., the ability of a Fund to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of PFA) and increased correlation risk (i.e., the Fund's ability to achieve a high degree of correlation with its benchmark). If a counterparty becomes bankrupt, or fails to perform its obligations, the value of an investment in the Fund may decline. With respect to swaps and forward contracts, the Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically enter into derivatives with counterparties that are major, global financial institutions. Any costs associated with using derivatives may also have the effect of lowering the Fund's return.

Factors that Materially Affected the Performance of Each Fund during the Fiscal Year Ended July 31, 20212:

Primary factors affecting Fund performance, before fees and expenses, include the following: the total return of the securities and derivatives (if any) held by a Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned by a Fund associated with cash and, in certain cases, derivative positions; stock dividends, premiums and bond yields paid or earned by a Fund (including those included in the total return of derivatives contracts); the types of derivative contracts used by a Fund and their correlation to the relevant benchmark or asset fees, expenses, and transaction costs; other miscellaneous factors; and in the case of the Geared Funds, the volatility of the Fund's benchmark (and its impact on compounding).

•	Benchmark Performance: The performance of each Fund's benchmark and, in turn, the factors and market conditions affecting that benchmark are principal factors driving Fund performance.[3]

•	Compounding of Daily Returns and Volatility: Each Geared Fund seeks daily investment results, before fees and expenses,

[1]	ProFunds included as Classic ProFunds are listed in Note 1 of the Notes to Financial Statements.
[2]	Past performance is not a guarantee of future results.
[3]	Unlike the Funds, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses, and transaction costs. Fees, expenses, and transaction costs incurred by the Funds negatively impact the performance of the Funds relative to their benchmark. Performance for each Fund will generally differ from the performance of the Fund's benchmark index.

Management Discussion of Fund Performance (unaudited) :: 5

that correspond to the performance of a daily benchmark such as the multiple (i.e., 1.25x, 1.5x, or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -1.25x or 2x) of its benchmark return for a single day only, not for any other period. Daily rebalancing and the compounding of each day's return over time means that the return of a Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ in amount, and possibly even direction, from a Fund's one-day multiple times the return of the benchmark for the same period, before accounting for fees and expenses. Compounding affects all investments but has a more significant impact on a Geared Fund. In general, during periods of higher benchmark volatility, compounding will usually cause Fund performance for periods longer than a single day to differ in amount, and possibly even direction, from the multiple of the return of the benchmark. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower benchmark volatility (particularly when combined with higher benchmark returns), Fund returns over longer periods can be higher than the multiple of the return of the benchmark. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) period of time; b) financing rates associated with the use of derivatives; c) other Fund expenses; and d) dividends and interest paid with respect to the securities in the benchmark, e) the benchmark's volatility; and f) the benchmark's performance. Longer holding periods, higher benchmark volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund's performance. During periods of higher benchmark volatility, the volatility of a benchmark may affect a Fund's return as much as or more than the return of its benchmark.

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500® for the year ended July 31, 2021 was 15.07%, which was lower than the prior year's volatility of 33.93%. The volatility of each Geared Fund benchmark is shown below:

Index	1 yr Vol.
Dow Jones U.S. Select Oil Equipment & ServicesSM Index	50.33%
Dow Jones U.S. Oil & GasSM Index	35.95%
Dow Jones Precious MetalsSM Index	35.39%
S&P/BNY Mellon China Select ADR Index (USD)	33.34%
Dow Jones U.S. SemiconductorsSM Index	30.85%
Dow Jones U.S. BanksSM Index	29.71%
S&P/BNY Mellon Latin America 35 ADR Index (USD)	28.87%
S&P SmallCap 600® Value Index	25.61%
Dow Jones Internet CompositeSM Index	24.99%
S&P/BNY Mellon Emerging 50 ADR Index (USD)	23.89%
Dow Jones U.S. TechnologySM Index	23.58%
Russell 2000® Index	22.72%
Nasdaq-100® Index	22.14%
S&P SmallCap 600® Growth Index	21.77%
S&P MidCap 400® Value Index	21.64%
Dow Jones U.S. Basic MaterialsSM Index	21.60%
S&P Communication Services Select Sector® Index	19.15%
S&P MidCap 400®	19.05%
Dow Jones U.S. BiotechnologySM Index	18.75%
S&P 500® Growth Index	18.66%
S&P MidCap 400® Growth Index	18.63%
Dow Jones U.S. FinancialsSM Index	18.36%
ProFunds Europe 30® Index	18.27%
Nikkei 225 Stock Average	17.21%
Ryan Labs Returns Treasury Yield Curve 30 Year Index	16.89%
Dow Jones U.S. Real EstateSM Index	16.80%
Dow Jones U.S. IndustrialsSM Index	16.65%
Dow Jones U.S. Consumer ServicesSM Index	16.53%
Dow Jones U.S. UtilitiesSM Index	16.38%
Dow Jones U.S. Consumer GoodsSM Index	16.23%
S&P 500®	15.07%
Dow Jones U.S. Select PharmaceuticalsSM Index	15.05%
S&P 500® Value Index	14.98%
Dow Jones Industrial Average®	14.36%
Dow Jones U.S. Health CareSM Index	14.18%
Dow Jones U.S. Select TelecommunicationsSM Index	13.50%
MSCI EAFE Index®	13.10%
Ryan Labs Returns Treasury Yield Curve 10 Year Index	6.16%
U.S. Dollar Index	5.26%

6 :: Management Discussion of Fund Performance (unaudited)

•	Financing Rates Associated with Swap Agreements and Forward Contracts: The performance of Funds that use swap agreements and forward contracts was impacted by financing costs associated with the derivatives. Financial instruments such as futures contracts carry implied financing costs. Swap financing rates are negotiated between the Funds and their counterparties, and are typically set at the one-week/one-month London Interbank Offered Rate ("LIBOR") plus or minus a negotiated spread. The one-week LIBOR decreased from 0.11% to 0.09% during the fiscal year. The one-month LIBOR also decreased during the fiscal year from 0.15% to 0.09%. Each Fund with long exposure to its benchmark was generally negatively affected by financing rates. Conversely, each Fund with short/inverse exposure generally benefited from financing rates. In certain market environments, LIBOR adjusted by the spread may result in a Fund with short/inverse exposure also being negatively affected by financing rates.

•	Stock Dividends and Bond Yields: The performance of Funds that provide long or leveraged long exposure was positively impacted by capturing the dividend, premium, or income yield of the underlying assets to which they have exposure. The performance of Funds that provide an inverse or leveraged inverse exposure was negatively impacted by virtue of effectively having to pay out the dividend, premium, or income yield (or a multiple thereof, as applicable) associated with the assets to which they have short exposure.

•	Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. For Geared Funds, daily repositioning of each Fund's portfolio so that its exposure to its benchmark is consistent with the Fund's daily investment objective, high levels of shareholder purchase and redemption activity, and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds' expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple of its benchmark's return, that seek to return an inverse or inverse multiple of its benchmark's return, that invest in foreign securities, and for Funds that hold or have exposure to assets that are comparatively less liquid than other Funds.

•	Miscellaneous Factors: Each Fund holds a mix of securities and/or derivatives that is designed to provide returns that correspond to the performance of its investment objective. Certain Funds may obtain exposure to only a representative sample of the securities of their benchmark and may not have investment exposure to all securities of the benchmark or may have weightings that are different from that of its benchmark. Certain Funds may also obtain exposure to securities not contained in the relevant benchmark or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the benchmark.

In addition, certain Funds invested in swap agreements based on exchange-traded funds ("ETFs") that are designed to track the performance of the Fund's benchmark. Because the closing price of an ETF may not perfectly track the performance of its benchmark, there are deviations between the return of a swap whose reference asset is an ETF and the return of a swap based directly on the Fund's benchmark. Thus, the performance of a Fund investing significantly in swap agreements based on an ETF correlated less with its benchmark than a Fund investing in swap agreements based directly on the Fund's benchmark.

Management Discussion of Fund Performance :: (unaudited) :: Access Flex Bear High Yield ProFund :: 7

The Access Flex Bear High Yield ProFund (the "Fund"), formerly the Access Flex Bear High Yield Fund1, seeks to provide investment results that correspond generally to the inverse (-1x) of the total return of the high yield market, consistent with maintaining reasonable liquidity. However, the Fund does not seek to match the daily returns of a specific benchmark. For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of -10.50%. For the same period, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance had a total return of 8.75%2. The total return for the 5-year U.S. Treasury Note was -1.22%3.

The Fund is designed to maintain inverse exposure to the high yield market, regardless of market conditions. This means the Fund does not adopt defensive positions in anticipation of an adverse market climate. The Fund seeks to achieve its high yield exposure primarily through credit default swaps (CDS) and 5-year treasury exposure but may also invest in high yield debt instruments (commonly referred to as junk bonds), other debt, money market instruments, total return swap agreements and futures contracts.

During the year ended July 31, 2021, the Fund invested in credit default swap agreements and futures contracts as a substitute for shorting high yield bonds. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into credit default swap agreements that were centrally cleared. In a centrally cleared swap agreement, the clearing organization takes on the credit risk of all parties involved in the trade, and in effect, guarantees each party's obligations under the contract. As a result, each party involved in a centrally cleared contract only faces the clearing organization. There can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Access Flex Bear High Yield ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return1 as of 07/31/21

Fund	One Year	Five Year	Ten Year
Investor	-10.50%	-6.17%	-9.10%
Service	-11.38%	-6.98%	-9.97%
Markit iBoxx $ Liquid High Yield Index	8.75%	6.19%	5.78%

Expense Ratios**

Fund	Gross	Net
Investor	5.56%	1.78%
Service	6.56%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated April 23, 2021. Contractual fee waivers are in effect through November 30, 2022.

Allocation of Portfolio Holdings & Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(82)%
Credit Default Swap Agreements	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Industry Exposure

% of Market Exposure (CDS)
Consumer Cyclical	(29)%
Consumer Non-Cyclical	(16)%
Financial	(11)%
Communications	(10)%
Energy	(9)%
Industrials	(8)%
Basic Materials	(6)%
Utilities	(6)%
Technology	(5)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	On December 10, 2020, the Trust's Board of Trustees approved a plan of reorganization and termination pursuant to which Access Flex Bear High Yield Fund, as formerly known, would reorganize into Access Flex Bear High Yield ProFund. The transaction occurred on April 23, 2021. As part of the plan of reorganization and termination, Access Flex Bear High Yield ProFund adopted a fiscal year end of July 31st, a change from the predecessor Fund's October 31st fiscal year end, creating a nine-month fiscal period. The total return shown in the Management Discussion of Fund Performance is for a full 12 months, 5 years, and 10 years, respectively. The Fund's (Investor Class Shares) total return for the nine-month period from November 1, 2020 to July 31, 2021 was -9.80%.

[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	The 5-year U.S. Treasury Note reflects both price return and yield components. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees.

Investments in high yield bonds or in investments linked to the high yield market are subject to greater volatility and greater credit risks than investing in U.S. Treasuries. U.S. Treasury instruments are guaranteed by the U.S. government as to the timely payment of principal and interest, if held to maturity. Both the principal and yield of a mutual fund will fluctuate with changes in market conditions.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

8 :: Access Flex High Yield ProFund :: (unaudited)  :: Management Discussion of Fund Performance

The Access Flex High Yield ProFund (the "Fund"), formerly the Access Flex High Yield Fund1, seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity. However, the Fund does not seek to match the daily returns of a specific benchmark. For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of 6.09%. For the same period, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance, had a total return of 8.75%2. The total return for the 5-year U.S. Treasury Note was -1.22%3.

The Fund is designed to maintain exposure to the high yield market, regardless of market conditions. This means the Fund does not adopt defensive positions in anticipation of an adverse market climate. The Fund seeks to achieve its high yield exposure primarily through credit default swaps (CDS) and 5-year treasury exposure but may also invest in high yield debt instruments (commonly referred to as junk bonds), other debt, money market instruments, total return swap agreements and futures contracts.

During the year ended July 31, 2021, the Fund invested in credit default swap agreements and futures contracts as a substitute for investing directly in high yield bonds. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into credit default swap agreements that were centrally cleared. In a centrally cleared swap agreement, the clearing organization takes on the credit risk of all parties involved in the trade, and in effect, guarantees each party's obligations under the contract. As a result, each party involved in a centrally cleared contract only faces the clearing organization. There can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Access Flex High Yield ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return1 as of 07/31/21

Fund	One Year	Five Year	Ten Year
Investor	6.09%	3.64%	4.66%
Service	5.06%	2.62%	3.63%
Markit iBoxx $ Liquid High Yield Index	8.75%	6.19%	5.78%

Expense Ratios**

Fund	Gross	Net
Investor	2.07%	1.78%
Service	3.07%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated April 23, 2021. Contractual fee waivers are in effect through November 30, 2022.

Allocation of Portfolio Holdings & Composition

Investment Type	% of Net Assets
U.S. Treasury Obligation	67%
Futures Contracts	1%
Credit Default Swap Agreements	84%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Industry Exposure

% of Market Exposure (CDS)
Consumer Cyclical	29%
Consumer Non-Cyclical	16%
Financial	11%
Communications	10%
Energy	9%
Industrials	8%
Basic Materials	6%
Utilities	6%
Technology	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	On December 10, 2020, the Trust's Board of Trustees approved a plan of reorganization and termination pursuant to which Access Flex High Yield Fund, as formerly known, would reorganize into Access Flex High Yield ProFund. The transaction occurred on April 23, 2021. As part of the plan of reorganization and termination, Access Flex High Yield ProFund adopted a fiscal year end of July 31st, a change from the predecessor Fund's October 31st fiscal year end, creating a nine-month fiscal period. The total return shown in the Management Discussion of Fund Performance is for a full 12 months, 5 years, and 10 years, respectively. The Fund's (Investor Class Shares) total return for the nine-month period from November 1, 2020 to July 31, 2021 was 6.63%.

[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	The 5-year U.S. Treasury Note reflects both price return and yield components. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees.

Investments in high yield bonds or in investments linked to the high yield market are subject to greater volatility and greater credit risks than investing in U.S. Treasuries. U.S. Treasury instruments are guaranteed by the U.S. government as to the timely payment of principal and interest, if held to maturity. Both the principal and yield of a mutual fund will fluctuate with changes in market conditions.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Banks UltraSector ProFund :: 9

Banks UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. BanksSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 99.16%. For the same period, the Index had a total return of 64.15%1 and a volatility of 29.71%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the banking sector of the U.S. equity market. Component companies include, among others, regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Banks UltraSector ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	99.16%	16.09%	13.57%
Service	97.08%	14.91%	12.43%
Dow Jones U.S. BanksSM Index	64.15%	15.31%	12.97%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	1.72%	1.72%
Service	2.72%	2.72%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	20.6%
Bank of America Corp.	12.9%
Wells Fargo & Co.	8.5%
Citigroup, Inc.	6.3%
The PNC Financial Services Group, Inc.	3.5%

Dow Jones U.S. BanksSM Index – Composition

% of Index
Diversified Banks	70%
Regional Banks	30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

10 :: Basic Materials UltraSector ProFund  :: Management Discussion of Fund Performance (unaudited)

Basic Materials UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Basic MaterialsSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 61.04%. For the same period, the Index had a total return of 41.31%1 and a volatility of 21.60%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Basic Materials UltraSector ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	61.04%	14.23%	7.20%
Service	59.44%	13.09%	6.13%
Dow Jones U.S. Basic MaterialsSM Index	41.31%	12.98%	7.98%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	2.43%	1.78%
Service	3.43%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	14.5%
Air Products & Chemicals, Inc.	5.8%
Freeport-McMoRan, Inc.	5.0%
Ecolab, Inc.	5.0%
Newmont Corp.	4.5%

Dow Jones U.S. Basic MaterialsSM Index – Composition

% of Index
Chemicals	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Bear ProFund :: 11

Bear ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the S&P 500® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (-1x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of -29.33%. For the same period, the Index had a total return of 36.45%1 and a volatility of 15.07%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bear ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	-29.33%	-17.31%	-16.30%
Service	-30.07%	-18.14%	-17.13%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	1.86%	1.78%
Service	2.86%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(83)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® – Composition

% of Index
Information Technology	28%
Health Care	13%
Consumer Discretionary	12%
Communication Services	11%
Financials	11%
Industrials	8%
Consumer Staples	6%
Real Estate	3%
Materials	3%
Energy	3%
Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

12 :: Biotechnology UltraSector ProFund  :: Management Discussion of Fund Performance (unaudited)

Biotechnology UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. BiotechnologySM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 32.02%. For the same period, the Index had a total return of 23.16%1 and a volatility of 18.75%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Biotechnology UltraSector ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	32.02%	14.60%	24.41%
Service	30.74%	13.47%	23.18%
Dow Jones U.S. BiotechnologySM Index	23.16%	12.75%	19.05%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	1.61%	1.61%
Service	2.61%	2.61%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AbbVie, Inc.	13.0%
Amgen, Inc.	8.8%
Moderna, Inc.	6.8%
Gilead Sciences, Inc.	5.4%
Illumina, Inc.	4.6%

Dow Jones U.S. BiotechnologySM Index – Composition

% of Index
Biotechnology	74%
Life Sciences Tools & Services	26%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Bitcoin Strategy ProFund :: 13

The Bitcoin Strategy ProFund (the "Fund") seeks to provide capital appreciation by investing all or substantially all of its assets through actively managed exposure to bitcoin futures contracts. The Fund does not invest directly in bitcoin. The Fund does not seek to match the daily returns of any specific benchmark. For the period July 28, 2021 (commencement of operations) through July 31, 2021, the Fund (Investor Class Shares) had a total return of -1.20%. For the same period, the CF Bitcoin-Dollar US Settlement Price Index1 had a total return of -2.65%.2

The Fund will not invest directly in Bitcoin Futures Contracts. The Fund expects to gain exposure to these instruments by investing a portion of its assets in the ProFunds Bitcoin Strategy Portfolio, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Fund's Advisor. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940. The Fund's investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations. The Subsidiary has the same investment objective as the Fund.

During the period ended July 31, 2021, the Fund, through its investment in the Subsidiary, invested in CME Bitcoin futures and CME Micro Bitcoin futures contracts.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bitcoin Strategy ProFund from July 28, 2021 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	Since inception*
Investor	-1.20%
CF Bitcoin-Dollar US Settlement Price Index	-2.65%

Expense Ratios**

Fund	Gross	Net
Investor	1.47%	1.15%

*	For the period from July 28, 2021 (commencement of operations) to July 31, 2021.
**	Reflects the expense ratio as reported in the Prospectus dated July 28, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bitcoin Strategy ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements, and U.S. Government securities

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The CF Bitcoin-Dollar US Settlement Price Index is a once a day benchmark index price for Bitcoin that aggregates trade data from multiple Bitcoin-USD markets operated by major cryptocurrency exchanges that conform to the CF Constituent Exchange Criteria. It is a pre-eminent index price for Bitcoin risk settlement that is synchronized to the traditional US financial market close of 4pm EST. The Index is a Registered Benchmark under UK Benchmarks Regulation "BMR" and as such enjoys equivalence with the EU BMR Regime.

[2]	The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the index. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

14 :: Bull ProFund :: Management Discussion of Fund Performance (unaudited)

Bull ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the return of the S&P 500® (the "Index"). For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of 34.03%. For the same period, the Index had a total return of 36.45%1 and a volatility of 15.07%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bull ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	34.03%	15.13%	13.14%
Service	32.73%	13.99%	12.02%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	1.63%	1.63%
Service	2.63%	2.63%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Futures Contracts	6%
Swap Agreements	30%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.9%
Microsoft Corp.	3.7%
Alphabet, Inc.	2.7%
Amazon.com, Inc.	2.5%
Facebook, Inc.	1.5%

S&P 500® – Composition

% of Index
Information Technology	28%
Health Care	13%
Consumer Discretionary	12%
Communication Services	11%
Financials	11%
Industrials	8%
Consumer Staples	6%
Real Estate	3%
Materials	3%
Energy	3%
Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Communication Services UltraSector ProFund :: 15

Communication Services UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Communication Services Select Sector® Index1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 65.05%. For the same period, the Index had a total return of 43.10%1 and a volatility of 19.15%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the communication services industry group of the S&P 500®. The Index includes equity securities of companies from the following industries: diversified telecommunications services; wireless telecommunications services; media; entertainment; and interactive media & services.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Communication Services UltraSector ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	65.05%	23.83%	21.54%
Service	63.43%	22.60%	20.32%
S&P Communication Services Select Sector® Index	43.10%	19.35%	18.79%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	2.37%	1.78%
Service	3.37%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	18.4%
Facebook, Inc.	17.1%
Comcast Corp.	3.4%
Charter Communications, Inc.	3.4%
The Walt Disney Co.	3.3%

S&P Communication Services Select SectorSM Index – Composition

% of Index
Media & Entertainment	86%
Telecommunication Services	14%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

16 :: Consumer Goods UltraSector ProFund  :: Management Discussion of Fund Performance (unaudited)

Consumer Goods UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Consumer GoodsSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 55.06%. For the same period, the Index had a total return of 36.89%1 and a volatility of 16.23%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Goods UltraSector ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	55.06%	14.66%	16.65%
Service	53.53%	13.53%	15.50%
Dow Jones U.S. Consumer GoodsSM Index	36.89%	12.59%	13.51%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	2.08%	1.78%
Service	3.08%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Tesla, Inc.	12.2%
The Procter & Gamble Co.	8.0%
The Coca-Cola Co.	5.1%
PepsiCo, Inc.	5.0%
NIKE, Inc.	4.9%

Dow Jones U.S. Consumer GoodsSM Index – Composition

% of Index
Food, Beverage & Tobacco	36%
Automobiles & Components	23%
Household & Personal Products	18%
Consumer Durables & Apparel	17%
Media & Entertainment	4%
Retailing	1%
Capital Goods	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Consumer Services UltraSector ProFund :: 17

Consumer Services UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Consumer ServicesSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 39.66%. For the same period, the Index had a total return of 27.49%1 and a volatility of 16.53%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Services UltraSector ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	39.66%	22.68%	23.16%
Service	38.29%	21.46%	21.94%
Dow Jones U.S. Consumer ServicesSM Index	27.49%	17.60%	17.59%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	1.67%	1.67%
Service	2.67%	2.67%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	19.8%
The Home Depot, Inc.	4.9%
The Walt Disney Co.	4.5%
Comcast Corp.	3.8%
Netflix, Inc.	3.2%

Dow Jones U.S. Consumer ServicesSM Index – Composition

% of Index
Retailing	47%
Media & Entertainment	22%
Consumer Services	16%
Food & Staples Retailing	9%
Transportation	3%
Commercial & Professional Services	2%
Health Care Equipment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

18 :: Europe 30 ProFund :: Management Discussion of Fund Performance (unaudited)

Europe 30 ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the return of the ProFunds Europe 30® Index (the "Index"). For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of 31.39%. For the same period, the Index had a price return of 30.64%1 and a volatility of 18.27%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on Nasdaq as depositary receipts or ordinary shares and meet certain liquidity requirements. The component companies included in the Index are the 30 most liquid companies based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is reconstituted annually. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Europe 30 ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	31.39%	7.00%	3.86%
Service	30.05%	5.88%	2.82%
ProFunds Europe 30® Index	30.64%	5.25%	2.07%
STOXX Europe 50® Index	25.44%	8.81%	4.91%

Expense Ratios**

Fund	Gross	Net
Investor	2.20%	1.78%
Service	3.20%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
ASML Holding N.V.	8.7%
NOVO Nordisk A/S	5.0%
SAP SE	5.0%
Royal Dutch Shell PLC	4.7%
Rio Tinto PLC	4.5%

ProFunds Europe 30® Index – Composition

Industry Breakdown	% of Index
Health Care	21%
Information Technology	19%
Energy	17%
Financials	13%
Consumer Staples	11%
Materials	8%
Industrials	5%
Utilities	3%
Communication Services	2%
Consumer Discretionary	1%

Country Composition
United Kingdom	36%
Netherlands	18%
Germany	10%
France	7%
Denmark	7%
Other	22%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The STOXX Europe 50® Index is a capitalization-weighted index of 50 European blue-chip stocks. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Falling U.S. Dollar ProFund :: 19

Falling U.S. Dollar ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the return of the basket of non-U.S. currencies included in the U.S. Dollar Index (the "Index"). The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the "Benchmark"). For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of -1.10%. For the same period, the Index had a price return of -0.91%1 and a volatility of 5.26%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the daily return of the Benchmark. The currencies and their weightings as of July 31, 2021 are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. The Fund is designed to benefit from a decline in the value of the U.S. Dollar against the value of the currencies included in the Benchmark. Accordingly, as the value of the U.S. Dollar depreciates (i.e., "falls") versus the Benchmark, the performance of the Fund generally should be expected to increase. As the value of the U.S. Dollar appreciates versus the Benchmark, the performance of the Fund generally should be expected to decline. The Fund does not normally provide investment returns that match the inverse of the Index.

During the year ended July 31, 2021, the Fund invested in forward currency contracts to gain exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Falling U.S. Dollar ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	-1.10%	-1.79%	-4.27%
Service	-2.12%	-2.72%	-5.20%
U.S. Dollar Index	-0.91%	-0.71%	2.23%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	5.66%	1.78%
Service	6.66%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

20 :: Financials UltraSector ProFund  :: Management Discussion of Fund Performance (unaudited)

Financials UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. FinancialsSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 72.00%. For the same period, the Index had a total return of 47.12%1 and a volatility of 18.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include, among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Financials UltraSector ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	72.00%	18.03%	16.64%
Service	70.20%	16.83%	15.46%
Dow Jones U.S. FinancialsSM Index	47.12%	15.45%	14.05%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	1.87%	1.78%
Service	2.87%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	6.1%
JPMorgan Chase & Co.	5.3%
Visa, Inc.	4.8%
Mastercard, Inc.	3.9%
Bank of America Corp.	3.3%

Dow Jones U.S. FinancialsSM Index – Composition

% of Index
Diversified Financials	32%
Banks	24%
Real Estate	20%
Insurance	12%
Software & Services	11%
Commercial & Professional Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Health Care UltraSector ProFund :: 21

Health Care UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Health CareSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 40.37%. For the same period, the Index had a total return of 27.83%1 and a volatility of 14.18%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Health Care UltraSector ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	40.37%	18.13%	22.27%
Service	39.03%	16.99%	21.07%
Dow Jones U.S. Health CareSM Index	27.83%	14.85%	17.11%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	6.4%
UnitedHealth Group, Inc.	5.5%
Pfizer, Inc.	3.4%
Abbott Laboratories	3.0%
Thermo Fisher Scientific, Inc.	3.0%

Dow Jones U.S. Health CareSM Index – Composition

% of Index
Health Care Equipment & Supplies	29%
Pharmaceuticals	26%
Health Care Providers & Services	19%
Biotechnology	16%
Life Sciences Tools & Services	10%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

22 :: Industrials UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Industrials UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. IndustrialsSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 67.26%. For the same period, the Index had a total return of 44.25%1 and a volatility of 16.65%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Industrials UltraSector ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	67.26%	20.27%	18.79%
Service	65.58%	19.08%	17.61%
Dow Jones U.S. IndustrialsSM Index	44.25%	16.68%	15.27%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	2.12%	1.78%
Service	3.12%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	90%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
PayPal Holdings, Inc.	3.8%
Accenture PLC	2.4%
Honeywell International, Inc.	1.9%
Union Pacific Corp.	1.7%
United Parcel Service, Inc.	1.6%

Dow Jones U.S. IndustrialsSM Index – Composition

% of Index
Capital Goods	48%
Software & Services	21%
Transportation	12%
Commercial & Professional Services	7%
Materials	6%
Technology Hardware & Equipment	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Internet UltraSector ProFund :: 23

Internet UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones Internet CompositeSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 45.51%. For the same period, the Index had a total return of 32.10%1 and a volatility of 24.99%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, which includes companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, which includes companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Internet UltraSector ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	45.51%	35.52%	28.91%
Service	44.07%	34.17%	27.62%
Dow Jones Internet CompositeSM Index	32.10%	26.25%	21.86%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	1.60%	1.60%
Service	2.60%	2.60%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	7.9%
Amazon.com, Inc.	7.0%
Facebook, Inc.	5.8%
PayPal Holdings, Inc.	4.0%
Salesforce.com, Inc.	3.4%

Dow Jones Internet CompositeSM Index – Composition

% of Index
Interactive Media & Services	29%
Software	22%
Internet & Direct Marketing Retail	15%
IT Services	14%
Communications Equipment	9%
Entertainment	5%
Health Care Technology	4%
Hotels, Restaurants & Leisure	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24 :: Large-Cap Growth ProFund :: Management Discussion of Fund Performance (unaudited)

Large-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index (the "Index"). For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of 34.95%. For the same period, the Index had a total return of 37.13%1 and a volatility of 18.66%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500® that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Growth ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	34.95%	19.38%	15.55%
Service	33.61%	18.19%	14.40%
S&P 500® Growth Index	37.13%	21.63%	17.79%

Expense Ratios**

Fund	Gross	Net
Investor	1.69%	1.69%
Service	2.69%	2.69%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	11.5%
Microsoft Corp.	10.8%
Alphabet, Inc.	7.9%
Amazon.com, Inc.	7.1%
Facebook, Inc.	4.3%

S&P 500® Growth Index – Composition

% of Index
Information Technology	42%
Consumer Discretionary	16%
Communication Services	15%
Health Care	12%
Industrials	6%
Consumer Staples	3%
Financials	3%
Materials	2%
Real Estate	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Large-Cap Value ProFund :: 25

Large-Cap Value ProFund (the"Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index (the "Index"). For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of 33.28%. For the same period, the Index had a total return of 35.68%1 and a volatility of 14.98%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500® that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Value ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	33.28%	10.07%	10.33%
Service	31.97%	8.98%	9.23%
S&P 500® Value Index	35.68%	12.11%	12.35%

Expense Ratios**

Fund	Gross	Net
Investor	1.72%	1.72%
Service	2.72%	2.72%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	3.1%
JPMorgan Chase & Co.	2.7%
The Walt Disney Co.	1.9%
Bank of America Corp.	1.7%
Johnson & Johnson	1.6%

S&P 500® Value Index – Composition

% of Index
Financials	21%
Health Care	15%
Industrials	12%
Information Technology	11%
Consumer Staples	9%
Consumer Discretionary	8%
Communication Services	6%
Energy	5%
Utilities	5%
Real Estate	4%
Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

26 :: Mid-Cap Growth ProFund :: Management Discussion of Fund Performance (unaudited)

Mid-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index (the "Index"). For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of 35.95%. For the same period, the Index had a total return of 38.36%1 and a volatility of 18.63%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400® that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Growth ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	35.95%	12.38%	11.00%
Service	34.61%	11.26%	9.90%
S&P MidCap 400® Growth Index	38.36%	14.45%	13.09%

Expense Ratios**

Fund	Gross	Net
Investor	1.77%	1.77%
Service	2.77%	2.77%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Bio-Techne Corp.	1.7%
Cognex Corp.	1.4%
Fair Isaac Corp.	1.4%
Masimo Corp.	1.2%
FactSet Research Systems, Inc.	1.2%

S&P MidCap 400® Growth Index – Composition

% of Index
Information Technology	22%
Industrials	19%
Health Care	17%
Consumer Discretionary	16%
Financials	8%
Real Estate	6%
Materials	5%
Consumer Staples	3%
Communication Services	2%
Energy	1%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Mid-Cap ProFund :: 27

Mid-Cap ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® (the "Index"). For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of 43.91%. For the same period, the Index had a total return of 46.99%1 and a volatility of 19.05%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	43.91%	11.17%	10.70%
Service	42.47%	10.07%	9.60%
S&P MidCap 400®	46.99%	13.42%	12.85%

Expense Ratios**

Fund	Gross	Net
Investor	1.97%	1.78%
Service	2.97%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	11%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Bio-Techne Corp.	0.7%
Cognex Corp.	0.6%
Molina Healthcare, Inc.	0.6%
Fair Isaac Corp.	0.6%
Camden Property Trust	0.6%

S&P MidCap 400® – Composition

% of Index
Industrials	18%
Consumer Discretionary	15%
Financials	15%
Information Technology	15%
Health Care	11%
Real Estate	10%
Materials	6%
Utilities	3%
Consumer Staples	3%
Energy	2%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

28 :: Mid-Cap Value ProFund :: Management Discussion of Fund Performance (unaudited)

Mid-Cap Value ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index (the "Index"). For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of 53.86%. For the same period, the Index had a total return of 56.85%1 and a volatility of 21.64%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400® that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Value ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	53.86%	9.97%	10.29%
Service	52.35%	8.88%	9.19%
S&P MidCap 400® Value Index	56.85%	11.87%	12.31%

Expense Ratios**

Fund	Gross	Net
Investor	2.10%	1.78%
Service	3.10%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Steel Dynamics, Inc.	1.0%
Jones Lang LaSalle, Inc.	0.9%
East West Bancorp, Inc.	0.8%
Owens Corning	0.8%
Reliance Steel & Aluminum Co.	0.8%

S&P MidCap 400® Value Index – Composition

% of Index
Financials	20%
Industrials	17%
Real Estate	14%
Consumer Discretionary	13%
Information Technology	10%
Materials	7%
Utilities	6%
Health Care	5%
Consumer Staples	4%
Energy	3%
Communication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Nasdaq-100 ProFund :: 29

Nasdaq-100 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Nasdaq-100® Index (the "Index"). For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of 35.07%. For the same period, the Index had a total return of 38.19%1 and a volatility of 22.14%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Nasdaq-100 ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	35.07%	24.51%	19.08%
Service	33.74%	23.27%	17.88%
Nasdaq-100® Index	38.19%	27.19%	21.66%

Expense Ratios**

Fund	Gross	Net
Investor	1.56%	1.56%
Service	2.56%	2.56%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Futures Contracts	1%
Swap Agreements	39%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.8%
Microsoft Corp.	6.0%
Alphabet, Inc.	4.7%
Amazon.com, Inc.	4.7%
Facebook, Inc.	2.4%

Nasdaq-100® Index – Composition

% of Index
Information Technology	48%
Communication Services	19%
Consumer Discretionary	17%
Health Care	7%
Consumer Staples	5%
Industrials	3%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

30 :: Oil & Gas UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Oil & Gas UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Oil & GasSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 64.47%. For the same period, the Index had a total return of 45.62%1 and a volatility of 35.95%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Oil & Gas UltraSector ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	64.47%	-10.16%	-7.55%
Service	62.71%	-11.04%	-8.46%
Dow Jones U.S. Oil & GasSM Index	45.62%	-2.49%	-1.54%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	1.87%	1.78%
Service	2.87%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	17.6%
Chevron Corp.	14.2%
ConocoPhillips	5.5%
EOG Resources, Inc.	3.1%
Schlumberger, Ltd.	2.9%

Dow Jones U.S. Oil & GasSM Index – Composition

% of Index
Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	8%
Semiconductors & Semiconductor Equipment	1%
Electric Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Oil Equipment & Services UltraSector ProFund :: 31

Oil Equipment & Services UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Select Oil Equipment & ServicesSM Index1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 68.77%. For the same period, the Index had a total return of 53.47%1 and a volatility of 50.33%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the oil and equipment services sector of the U.S. equity market. Component companies include, among others, suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Oil Equipment & Services UltraSector ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	68.77%	-31.56%	-22.86%
Service	67.15%	-32.26%	-23.64%
Dow Jones U.S. Select Oil Equipment & ServicesSM Index	53.47%	-16.49%	-13.11%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	2.12%	1.78%
Service	3.12%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	17.2%
Halliburton Co.	16.5%
Helmerich & Payne, Inc.	3.7%
ChampionX Corp.	3.7%
Baker Hughes Co.	3.5%

Dow Jones U.S. Select Oil Equipment & ServicesSM Index – Composition

% of Index
Oil & Gas Equipment & Services	87%
Oil & Gas Drilling	13%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

32 :: Pharmaceuticals UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Pharmaceuticals UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Select PharmaceuticalsSM Index1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 33.74%. For the same period, the Index had a total return of 23.78%1 and a volatility of 15.05%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the pharmaceuticals sector of the U.S. equity market. Component companies include, among others, the makers of prescription or over-the-counter drugs. The Index includes vaccine producers, but excludes vitamin producers.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Pharmaceuticals UltraSector ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	33.74%	4.90%	14.45%
Service	32.41%	3.86%	13.28%
Dow Jones U.S. Select PharmaceuticalsSM Index	23.78%	5.93%	12.30%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	2.32%	1.78%
Service	3.32%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	18.0%
Pfizer, Inc.	15.1%
Zoetis, Inc.	4.0%
Catalent, Inc.	3.9%
Eli Lilly & Co.	3.7%

Dow Jones U.S. Select PharmaceuticalsSM Index – Composition

% of Index
Pharmaceuticals	97%
Biotechnology	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Precious Metals UltraSector ProFund :: 33

Precious Metals UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones Precious MetalsSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of -27.07%. For the same period, the Index had a total return of -15.18%1 and a volatility of 35.39%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include, among others, leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Precious Metals UltraSector ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	-27.07%	0.17%	-10.65%
Service	-27.80%	-0.83%	-11.54%
Dow Jones Precious MetalsSM Index	-15.18%	5.08%	-2.34%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	1.64%	1.64%
Service	2.64%	2.64%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	81%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Newmont Corp.	13.1%
Barrick Gold Corp.	10.0%
Franco-Nevada Corp.	7.9%
Wheaton Precious Metals Corp.	5.4%
Agnico Eagle Mines, Ltd.	4.1%

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	89%
Silver	6%
Precious Metals & Minerals	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

34 :: Real Estate UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Real Estate UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Real EstateSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 49.23%. For the same period, the Index had a total return of 32.91%1 and a volatility of 16.80%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development and real estate service companies; and real estate investment trusts ("REITs") that invest in industrial, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Real Estate UltraSector ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	49.23%	7.64%	11.07%
Service	47.77%	6.58%	9.97%
Dow Jones U.S. Real EstateSM Index	32.91%	8.39%	10.19%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	1.80%	1.78%
Service	2.80%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	6.9%
Prologis, Inc.	5.1%
Crown Castle International Corp.	4.5%
Equinix, Inc.	4.0%
Public Storage	2.6%

Dow Jones U.S. Real EstateSM Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91%
Real Estate Management & Development	4%
Mortgage Real Estate Investment Trusts (REITs)	3%
Professional Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Rising Rates Opportunity ProFund :: 35

Rising Rates Opportunity ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond (the "Long Bond") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1.25x) times the return of the Long Bond for the same period. For periods longer than a single day, the Fund will lose money if the Long Bond's performance is flat, and it is possible that the Fund will lose money even if the level of the Long Bond falls. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 15.64%. For the same period, the Long Bond, as measured by the Ryan Labs Returns Treasury Yield Curve 30 Year Index1, had a total return of -14.69%2 and a volatility of 16.89%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2021, the most recent Long Bond carried a maturity date of 5/15/51 and a 2.375% coupon.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for shorting bonds in order to gain inverse leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	15.64%	-6.72%	-11.89%
Service	14.52%	-7.63%	-12.78%
Ryan Labs Returns Treasury Yield Curve 30 Year Index	-14.69%	3.24%	6.94%

Expense Ratios**

Fund	Gross	Net
Investor	1.89%	1.78%
Service	2.89%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(125)%
Total Exposure	(125)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The Ryan Labs Returns Treasury Yield Curve 30 Year Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 30-year U.S. Treasury bond. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

[2]	The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

36 :: Rising Rates Opportunity 10 ProFund :: Management Discussion of Fund Performance (unaudited)

Rising Rates Opportunity 10 ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note (the "Note") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Note for the same period. For periods longer than a single day, the Fund will lose money if the Note's performance is flat, and it is possible that the Fund will lose money even if the level of the Note falls. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 2.50%. For the same period, the Note, as measured by the Ryan Labs Returns Treasury Yield Curve 10 Year Index 1, had a total return of -4.87%2 and a volatility of 6.16%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the Note.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily price movement of the Note. As of July 31, 2021, the most recent Note carried a maturity date of 5/15/31 and a 1.625% coupon.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for shorting notes in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity 10 ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	2.50%	-2.78%	-4.93%
Service	1.43%	-3.74%	-5.87%
Ryan Labs Returns Treasury Yield Curve 10 Year Index	-4.87%	2.17%	3.56%

Expense Ratios**

Fund	Gross	Net
Investor	2.66%	1.78%
Service	3.66%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The Ryan Labs Returns Treasury Yield Curve 10 Year Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 10-year U.S. Treasury note. This index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

[2]	The Note reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity 10 ProFund is an inverse fund, the yield of the Note is effectively paid out, rather than received.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Note and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Rising U.S. Dollar ProFund :: 37

Rising U.S. Dollar ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the basket of currencies included in the U.S. Dollar Index (the "Index") for a single day, not for any other period. The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the "Benchmark"). A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Benchmark for the same period. For periods longer than a single day, the Fund will lose money if the Benchmark's performance is flat, and it is possible that the Fund will lose money even if the level of the Benchmark falls. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of -2.97%. For the same period, the Index had a price return of -0.91%1 and a volatility of 5.26%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The six major currencies and their weightings are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. dollar depreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the Index.

During the year ended July 31, 2021, the Fund invested in forward currency contracts to gain inverse exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising U.S. Dollar ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	-2.97%	-0.51%	1.16%
Service	-3.92%	-1.49%	0.16%
U.S. Dollar Index	-0.91%	-0.71%	2.23%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	1.97%	1.78%
Service	2.97%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

38 :: Semiconductor UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Semiconductor UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. SemiconductorsSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 85.65%. For the same period, the Index had a total return of 56.80%1 and a volatility of 30.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the semiconductor sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Semiconductor UltraSector ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	85.65%	41.81%	29.86%
Service	83.81%	40.39%	28.57%
Dow Jones U.S. SemiconductorsSM Index	56.80%	31.51%	23.16%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	1.65%	1.65%
Service	2.65%	2.65%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVIDIA Corp.	16.3%
Intel Corp.	7.3%
Broadcom, Inc.	6.6%
Texas Instruments, Inc.	5.9%
Qualcomm, Inc.	5.7%

Dow Jones U.S. SemiconductorsSM Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Short Nasdaq-100 ProFund :: 39

Short Nasdaq-100 ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Nasdaq-100® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of -31.63%. For the same period, the Index had a total return of 38.19%1 and a volatility of 22.14%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Nasdaq-100 ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	-31.63%	-24.91%	-21.94%
Service	-32.26%	-25.63%	-22.71%
Nasdaq-100® Index	38.19%	27.19%	21.66%

Expense Ratios**

Fund	Gross	Net
Investor	2.01%	1.78%
Service	3.01%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 3.0, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(16)%
Swap Agreements	(84)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	48%
Communication Services	19%
Consumer Discretionary	17%
Health Care	7%
Consumer Staples	5%
Industrials	3%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

40 :: Short Oil & Gas ProFund :: Management Discussion of Fund Performance (unaudited)

Short Oil & Gas ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones U.S. Oil & GasSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of -41.28%. For the same period, the Index had a total return of 45.62%1 and a volatility of 35.95%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Oil & Gas ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	-41.28%	-8.05%	-7.15%
Service	-41.81%	-8.92%	-8.03%
Dow Jones U.S. Oil & GasSM Index	45.62%	-2.49%	-1.54%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	2.84%	1.78%
Service	3.84%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(98)%
Total Exposure	(98)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & GasSM Index –Composition

% of Index
Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	8%
Semiconductors & Semiconductor Equipment	1%
Electric Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Short Precious Metals ProFund :: 41

Short Precious Metals ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious MetalsSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 2.06%. For the same period, the Index had a total return of -15.18%1 and a volatility of 35.39%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include, among others, leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Precious Metals ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	2.06%	-15.70%	-11.12%
Service	0.84%	-16.56%	-12.00%
Dow Jones Precious MetalsSM Index	-15.18%	5.08%	-2.34%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	2.97%	1.78%
Service	3.97%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	89%
Silver	6%
Precious Metals & Minerals	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

42 :: Short Real Estate ProFund :: Management Discussion of Fund Performance (unaudited)

Short Real Estate ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones U.S. Real EstateSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of -28.47%. For the same period, the Index had a total return of 32.91%1 and a volatility of 16.80%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development and real estate service companies; and real estate investment trusts ("REITs") that invest in industrial, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Real Estate ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	-28.47%	-12.17%	-13.75%
Service	-29.16%	-13.03%	-14.56%
Dow Jones U.S. Real EstateSM Index	32.91%	8.39%	10.19%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	4.05%	1.78%
Service	5.05%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real EstateSM Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91%
Real Estate Management & Development	4%
Mortgage Real Estate Investment Trusts (REITs)	3%
Professional Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Short Small-Cap ProFund :: 43

Short Small-Cap ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Russell 2000® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of -39.23%. For the same period, the Index had a total return of 51.97%1 and a volatility of 22.72%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Small-Cap ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	-39.23%	-17.88%	-16.69%
Service	-39.87%	-18.72%	-17.50%
Russell 2000® Index	51.97%	14.28%	12.34%

Expense Ratios**

Fund	Gross	Net
Investor	3.28%	1.78%
Service	4.28%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(10)%
Swap Agreements	(90)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Health Care	20%
Financials	15%
Industrials	15%
Information Technology	14%
Consumer Discretionary	12%
Real Estate	7%
Materials	4%
Energy	4%
Communication Services	3%
Consumer Staples	3%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

44 :: Small-Cap Growth ProFund :: Management Discussion of Fund Performance (unaudited)

Small-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index (the "Index"). For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of 46.72%. For the same period, the Index had a total return of 49.11%1 and a volatility of 21.77%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600® that have been identified as being on the growth end of the growth-value spectrum. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Growth ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	46.72%	13.72%	12.27%
Service	45.24%	12.58%	11.14%
S&P SmallCap 600® Growth Index	49.11%	15.75%	14.35%

Expense Ratios**

Fund	Gross	Net
Investor	1.83%	1.78%
Service	2.83%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Omnicell, Inc.	1.3%
Stamps.com, Inc.	1.2%
Saia, Inc.	1.2%
Power Integrations, Inc.	1.2%
Exponent, Inc.	1.1%

S&P SmallCap 600® Growth Index – Composition

% of Index
Information Technology	21%
Industrials	18%
Health Care	17%
Consumer Discretionary	15%
Financials	10%
Real Estate	6%
Consumer Staples	5%
Materials	4%
Energy	2%
Communication Services	1%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Small-Cap ProFund :: 45

Small-Cap ProFund (the "Fund")seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index (the "Index"). For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of 48.89%. For the same period, the Index had a total return of 51.97%1 and a volatility of 22.72%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	48.89%	11.60%	10.17%
Service	47.43%	10.51%	9.09%
Russell 2000® Index	51.97%	14.28%	12.34%

Expense Ratios**

Fund	Gross	Net
Investor	2.42%	1.78%
Service	3.42%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Futures Contracts	1%
Swap Agreements	36%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
AMC Entertainment Holdings, Inc.	0.3%
Intellia Therapeutics, Inc.	0.2%
Crocs, Inc.	0.2%
Lattice Semiconductor Corp.	0.2%
Tenet Healthcare Corp.	0.2%

Russell 2000® Index – Composition

% of Index
Health Care	20%
Financials	15%
Industrials	15%
Information Technology	14%
Consumer Discretionary	12%
Real Estate	7%
Materials	4%
Energy	4%
Communication Services	3%
Consumer Staples	3%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

46 :: Small-Cap Value ProFund :: Management Discussion of Fund Performance (unaudited)

Small-Cap Value ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index (the "Index"). For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of 62.67%. For the same period, the Index had a total return of 65.47%1 and a volatility of 25.61%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600® that have been identified as being on the value end of the growth-value spectrum. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Value ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	62.67%	10.40%	10.57%
Service	61.08%	9.31%	9.47%
S&P SmallCap 600® Value Index	65.47%	12.27%	12.71%

Expense Ratios**

Fund	Gross	Net
Investor	2.02%	1.78%
Service	3.02%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Macy's, Inc.	1.0%
GameStop Corp.	0.9%
Resideo Technologies, Inc.	0.8%
Asbury Automotive Group, Inc.	0.7%
PDC Energy, Inc.	0.7%

S&P SmallCap 600® Value Index – Composition

% of Index
Financials	23%
Industrials	17%
Consumer Discretionary	15%
Real Estate	10%
Information Technology	8%
Health Care	7%
Materials	6%
Energy	6%
Consumer Staples	4%
Utilities	2%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Technology UltraSector ProFund :: 47

Technology UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. TechnologySM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 69.21%. For the same period, the Index had a total return of 45.88%1 and a volatility of 23.58%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Technology UltraSector ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	69.21%	42.73%	28.97%
Service	67.57%	41.32%	27.69%
Dow Jones U.S. TechnologySM Index	45.88%	30.97%	21.83%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	1.65%	1.65%
Service	2.65%	2.65%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	13.5%
Microsoft Corp.	12.7%
Alphabet, Inc.	9.3%
Facebook, Inc.	5.0%
NVIDIA Corp.	2.9%

Dow Jones U.S. TechnologySM Index – Composition

% of Index
Software & Services	37%
Technology Hardware & Equipment	22%
Media & Entertainment	21%
Semiconductors & Semiconductor Equipment	18%
Retailing	1%
Health Care Equipment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

48 :: Telecommunications UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Telecommunications UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Select TelecommunicationsSM Index1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 30.01%. For the same period, the Index had a total return of 21.56%1 and a volatility of 13.50%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the telecommunications sector of the U.S. equity market. Component companies include, among others, regional and long-distance carriers; cellular, satellite and paging service providers; producers of equipment including satellites, mobile telephones, fiber optics, switching devices, teleconferencing equipment and connectivity devices for computers.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Telecommunications UltraSector ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	30.01%	0.17%	8.04%
Service	28.74%	-0.84%	6.95%
Dow Jones U.S. Select TelecommunicationsSM Index	21.56%	2.51%	6.70%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	5.13%	1.78%
Service	6.13%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Cisco Systems, Inc.	16.5%
Verizon Communications, Inc.	15.8%
Garmin, Ltd.	3.6%
Motorola Solutions, Inc.	3.5%
Arista Networks, Inc.	3.4%

Dow Jones U.S. Select TelecommunicationsSM Index – Composition

% of Index
Communications Equipment	51%
Diversified Telecommunication Services	38%
Wireless Telecommunication Services	6%
Household Durables	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraBear ProFund :: 49

UltraBear ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P 500® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of -50.64%. For the same period, the Index had a total return of 36.45%1 and a volatility of 15.07%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBear ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	-50.64%	-34.01%	-31.60%
Service	-51.07%	-34.66%	-32.27%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	2.04%	1.78%
Service	3.04%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(180)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® – Composition

% of Index
Information Technology	28%
Health Care	13%
Consumer Discretionary	12%
Communication Services	11%
Financials	11%
Industrials	8%
Consumer Staples	6%
Real Estate	3%
Materials	3%
Energy	3%
Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

50 :: UltraBull ProFund :: Management Discussion of Fund Performance (unaudited)

UltraBull ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P 500® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of 77.44%. For the same period, the Index had a total return of 36.45%1 and a volatility of 15.07%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBull ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	77.44%	27.76%	24.86%
Service	75.68%	26.48%	23.63%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	1.60%	1.60%
Service	2.60%	2.60%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Futures Contracts	5%
Swap Agreements	118%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.7%
Microsoft Corp.	4.4%
Alphabet, Inc.	3.3%
Amazon.com, Inc.	2.9%
Facebook, Inc.	1.8%

S&P 500® – Composition

% of Index
Information Technology	28%
Health Care	13%
Consumer Discretionary	12%
Communication Services	11%
Financials	11%
Industrials	8%
Consumer Staples	6%
Real Estate	3%
Materials	3%
Energy	3%
Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraChina ProFund :: 51

UltraChina ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P/BNY Mellon China Select ADR Index (USD) (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of -31.83%. For the same period, the Index had a total return of -11.93%1 and a volatility of 33.34%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraChina ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	-31.83%	5.24%	-0.76%
Service	-32.49%	4.17%	-1.74%
S&P/BNY Mellon China Select ADR Index (USD)	-11.93%	7.97%	4.34%

Expense Ratios**

Fund	Gross	Net
Investor	1.79%	1.78%
Service	2.79%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	118%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	18.1%
JD.com, Inc.	7.2%
NIO, Inc.	6.9%
Baidu, Inc.	5.0%
NetEase, Inc.	4.6%

S&P/BNY Mellon China Select ADR
Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	53%
Communication Services	22%
Health Care	6%
Energy	5%
Financials	4%
Information Technology	4%
Industrials	4%
Real Estate	1%
Materials	1%

Country Composition
China	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

52 :: UltraDow 30 ProFund :: Management Discussion of Fund Performance (unaudited)

UltraDow 30 ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Dow Jones Industrial Average® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of 73.58%. For the same period, the Index had a total return of 34.79%1 and a volatility of 14.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraDow 30 ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	73.58%	24.93%	21.61%
Service	71.85%	23.71%	20.39%
Dow Jones Industrial Average®	34.79%	16.30%	13.88%

Expense Ratios**

Fund	Gross	Net
Investor	1.72%	1.72%
Service	2.72%	2.72%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Futures Contracts	6%
Swap Agreements	131%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	4.9%
The Goldman Sachs Group, Inc.	4.5%
The Home Depot, Inc.	3.9%
Microsoft Corp.	3.4%
Visa, Inc.	2.9%

Dow Jones Industrial Average® – Composition

% of Index
Information Technology	23%
Health Care	17%
Industrials	16%
Financials	16%
Consumer Discretionary	14%
Consumer Staples	7%
Communication Services	4%
Energy	2%
Materials	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraEmerging Markets ProFund :: 53

UltraEmerging Markets ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P/BNY Mellon Emerging 50 ADR Index (USD) (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 28.02%. For the same period, the Index had a total return of 17.80%1 and a volatility of 23.89%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Brazil, China, India, Indonesia, Mexico, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraEmerging Markets ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	28.02%	15.38%	-0.25%
Service	26.78%	14.26%	-1.26%
S&P/BNY Mellon Emerging 50 ADR Index (USD)	17.80%	12.06%	3.81%

Expense Ratios**

Fund	Gross	Net
Investor	1.94%	1.78%
Service	2.94%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	112%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	18.7%
Alibaba Group Holding, Ltd.	17.0%
HDFC Bank, Ltd.	4.5%
Infosys Technologies, Ltd.	4.1%
Vale S.A.	3.6%

S&P/BNY Mellon Emerging 50 ADR
Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	31%
Information Technology	29%
Financials	13%
Communication Services	9%
Materials	9%
Energy	4%
Consumer Staples	2%
Health Care	2%
Industrials	1%

Country Composition
China	41%
Taiwan	25%
India	14%
Brazil	11%
Other	9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

54 :: UltraInternational ProFund :: Management Discussion of Fund Performance (unaudited)

UltraInternational ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE®") Index (the "Index") for a single day, not for any other period. Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 61.55%. For the same period, the Index had a total return of 30.31%1 and a volatility of 13.10%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of July 31, 2021, the Index has constituent companies from the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraInternational ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	61.55%	10.53%	4.16%
Service	60.22%	9.48%	3.15%
MSCI EAFE® Index	30.31%	9.35%	6.14%

Expense Ratios**

Fund	Gross	Net
Investor	2.61%	1.78%
Service	3.61%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	201%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index® – Composition

Industry Breakdown	% of Index
Financials	17%
Industrials	16%
Consumer Discretionary	13%
Health Care	13%
Consumer Staples	10%
Information Technology	9%
Materials	8%
Communication Services	5%
Utilities	3%
Energy	3%
Real Estate	3%

Country Composition
Japan	23%
United Kingdom	13%
France	11%
Switzerland	11%
Germany	9%
Other	33%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraJapan ProFund :: 55

UltraJapan ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Nikkei 225 Stock Average (the "Index") for a single day, not for any other period. Since the Japanese markets are not open with this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related, dollar-denominated futures contracts traded in the United States. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 52.57%. For the same period, the Index has a total return of 23.03%1, as measured in unhedged U.S. dollar terms, or 27.71%1 in local (Japanese yen) terms and a volatility of 17.21%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the dollar/yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged U.S. dollar terms, depending upon whether the U.S. dollar rises or falls in value versus the yen. During the year, the Fund was generally not exposed to fluctuations in the dollar/yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded in the First Section of the Tokyo Stock Exchange.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraJapan ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	52.57%	18.84%	15.34%
Service	51.08%	17.69%	14.21%
Nikkei 225 Stock Average - USD	23.03%	11.11%	8.96%
Nikkei 225 Stock Average - JPY	27.71%	12.64%	12.86%

Expense Ratios**

Fund	Gross	Net
Investor	1.94%	1.78%
Service	2.94%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	200%
Swap Agreements	— (a)
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

(a)	Amount is less than 0.5%.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Consumer Discretionary	20%
Industrials	20%
Information Technology	19%
Health Care	13%
Communication Services	11%
Consumer Staples	7%
Materials	6%
Real Estate	2%
Financials	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to Yen at the beginning of the period and to U.S. dollars at the end of the period. "Local (Yen)" returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

56 :: UltraLatin America ProFund :: Management Discussion of Fund Performance (unaudited)

UltraLatin America ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P/BNY Mellon Latin America 35 ADR Index (USD) (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 80.78%. For the same period, the Index had a total return of 41.83%1 and a volatility of 28.87%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraLatin America ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	80.78%	-5.77%	-16.90%
Service	78.96%	-6.71%	-17.70%
S&P/BNY Mellon Latin America 35 ADR Index (USD)	41.83%	4.30%	-3.27%

Expense Ratios**

Fund	Gross	Net
Investor	1.71%	1.71%
Service	2.71%	2.71%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	115%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Vale S.A.	15.9%
Petroleo Brasileiro S.A.	9.3%
Itau Unibanco Holding S.A.	6.6%
Banco Bradesco S.A.	5.3%
America Movil S.A.B. de C.V.	4.3%

S&P/BNY Mellon Latin America 35 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Materials	34%
Financials	19%
Consumer Staples	17%
Energy	13%
Communication Services	9%
Industrials	4%
Utilities	4%

Country Composition
Brazil	68%
Mexico	23%
Chile	6%
Colombia	2%
Peru	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraMid-Cap ProFund :: 57

UltraMid-Cap ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P MidCap 400® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of 103.44%. For the same period, the Index had a total return of 46.99%1 and a volatility of 19.05%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraMid-Cap ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	103.44%	17.84%	18.43%
Service	101.47%	16.67%	17.25%
S&P MidCap 400®	46.99%	13.42%	12.85%

Expense Ratios**

Fund	Gross	Net
Investor	1.66%	1.66%
Service	2.66%	2.66%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Futures Contracts	21%
Swap Agreements	97%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Bio-Techne Corp.	0.6%
Molina Healthcare, Inc.	0.6%
Cognex Corp.	0.6%
Fair Isaac Corp.	0.5%
Camden Property Trust	0.5%

S&P MidCap 400® – Composition

% of Index
Industrials	18%
Consumer Discretionary	15%
Financials	15%
Information Technology	15%
Health Care	11%
Real Estate	10%
Materials	6%
Utilities	3%
Consumer Staples	3%
Energy	2%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

58 :: UltraNasdaq-100 ProFund :: Management Discussion of Fund Performance (unaudited)

UltraNasdaq-100 ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Nasdaq-100® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of 76.50%. For the same period, the Index had a total return of 38.19%1 and a volatility of 22.14%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraNasdaq-100 ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	76.50%	47.85%	37.64%
Service	74.78%	46.38%	36.28%
Nasdaq-100® Index	38.19%	27.19%	21.66%

Expense Ratios**

Fund	Gross	Net
Investor	1.59%	1.59%
Service	2.59%	2.59%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
U.S. Treasury Obligation	5%
Futures Contracts	— (a)
Swap Agreements	123%
Total Exposure	204%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

(a)	Amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	8.6%
Microsoft Corp.	7.6%
Alphabet, Inc.	6.0%
Amazon.com, Inc.	5.9%
Facebook, Inc.	3.0%

Nasdaq-100® Index – Composition

% of Index
Information Technology	48%
Communication Services	19%
Consumer Discretionary	17%
Health Care	7%
Consumer Staples	5%
Industrials	3%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort China ProFund :: 59

UltraShort China ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) the return of the S&P/BNY Mellon China Select ADR Index (USD) (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of -11.49%. For the same period, the Index had a total return of -11.93%1 and a volatility of 33.34%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort China ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	-11.49%	-30.76%	-26.11%
Service	-12.52%	-31.47%	-26.88%
S&P/BNY Mellon China Select ADR Index (USD)	-11.93%	7.97%	4.34%

Expense Ratios**

Fund	Gross	Net
Investor	2.83%	1.78%
Service	3.83%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P/BNY Mellon China Select ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	53%
Communication Services	22%
Health Care	6%
Energy	5%
Financials	4%
Information Technology	4%
Industrials	4%
Real Estate	1%
Materials	1%

Country Composition
China	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

60 :: UltraShort Dow 30 ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort Dow 30 ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Dow Jones Industrial Average® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of -48.95%. For the same period, the Index had a total return of 34.79%1 and a volatility of 14.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Dow 30 ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	-48.95%	-33.42%	-29.79%
Service	-49.43%	-34.10%	-30.51%
Dow Jones Industrial Average®	34.79%	16.30%	13.88%

Expense Ratios**

Fund	Gross	Net
Investor	2.17%	1.78%
Service	3.17%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(6)%
Swap Agreements	(194)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® – Composition

% of Index
Information Technology	23%
Health Care	17%
Industrials	16%
Financials	16%
Consumer Discretionary	14%
Consumer Staples	7%
Communication Services	4%
Energy	2%
Materials	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort Emerging Markets ProFund :: 61

UltraShort Emerging Markets ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) the return of the S&P/BNY Mellon Emerging Markets 50 ADR Index (USD) (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of -41.26%. For the same period, the Index had a total return of 17.80%1 and a volatility of 23.89%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Brazil, China, India, Indonesia, Mexico, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Emerging Markets ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	-41.26%	-31.65%	-20.87%
Service	-41.89%	-32.31%	-21.59%
S&P/BNY Mellon Emerging 50 ADR Index (USD)	17.80%	12.06%	3.81%

Expense Ratios**

Fund	Gross	Net
Investor	2.90%	1.78%
Service	3.90%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(193)%
Total Exposure	(193)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P/BNY Mellon Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	31%
Information Technology	29%
Financials	13%
Communication Services	9%
Materials	9%
Energy	4%
Consumer Staples	2%
Health Care	2%
Industrials	1%

Country Composition
China	41%
Taiwan	25%
India	14%
Brazil	11%
Other	9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

62 :: UltraShort International ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort International ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE®") Index (the "Index") for a single day, not for any other period. Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of -46.82%. For the same period, the Index had a total return of 30.31%1 and a volatility of 13.10%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of July 31, 2021, the Index has constituent companies from the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort International ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	-46.82%	-23.60%	-21.03%
Service	-47.32%	-24.34%	-21.81%
MSCI EAFE® Index	30.31%	9.35%	6.14%

Expense Ratios**

Fund	Gross	Net
Investor	2.83%	1.78%
Service	3.83%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index® – Composition

Industry Breakdown	% of Index
Financials	17%
Industrials	16%
Consumer Discretionary	13%
Health Care	13%
Consumer Staples	10%
Information Technology	9%
Materials	8%
Communication Services	5%
Utilities	3%
Energy	3%
Real Estate	3%

Country Composition
Japan	23%
United Kingdom	13%
France	11%
Switzerland	11%
Germany	9%
Other	33%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort Japan ProFund :: 63

UltraShort Japan ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average (the "Index") for a single day, not for any other period. Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related, dollar-denominated futures contracts traded in the United States. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of -43.63%. For the same period, the Index had a total return of 23.03%1, as measured in unhedged U.S. Dollar terms, or 27.71%1 in local (Japanese yen) terms and a volatility of 17.21%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the dollar/yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged U.S. dollar terms, depending upon whether the U.S. dollar rises or falls in value versus the yen. During the year, the Fund was generally not exposed to fluctuations in the dollar/yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded in the First Section of the Tokyo Stock Exchange.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Japan ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	-43.63%	-30.19%	-31.29%
Service	-44.23%	-30.88%	-31.96%
Nikkei 225 Stock Average - USD	23.03%	11.11%	8.96%
Nikkei 225 Stock Average - JPY	27.71%	12.64%	12.86%

Expense Ratios**

Fund	Gross	Net
Investor	4.87%	1.78%
Service	5.87%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(157)%
Swap Agreements	(43)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Consumer Discretionary	20%
Industrials	20%
Information Technology	19%
Health Care	13%
Communication Services	11%
Consumer Staples	7%
Materials	6%
Real Estate	2%
Financials	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to Yen at the beginning of the period and to U.S. dollars at the end of the period. "Local (Yen)" returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

64 :: UltraShort Latin America ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort Latin America ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) the return of the S&P/BNY Mellon Latin America 35 ADR Index (USD) (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of -62.88%. For the same period, the Index had a total return of 41.83%1 and a volatility of 28.87%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Latin America ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	-62.88%	-32.60%	-18.37%
Service	-63.24%	-33.30%	-19.16%
S&P/BNY Mellon Latin America 35 ADR Index (USD)	41.83%	4.30%	-3.27%

Expense Ratios**

Fund	Gross	Net
Investor	2.31%	1.78%
Service	3.31%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P/BNY Mellon Latin America 35 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Materials	34%
Financials	19%
Consumer Staples	17%
Energy	13%
Communication Services	9%
Industrials	4%
Utilities	4%

Country Composition
Brazil	68%
Mexico	23%
Chile	6%
Colombia	2%
Peru	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort Mid-Cap ProFund :: 65

UltraShort Mid-Cap ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P MidCap 400® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of -59.27%. For the same period, the Index had a total return of 46.99%1 and a volatility of 19.05. For the year, the Fund achieved an average daily statistical correlation of 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Mid-Cap ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	-59.27%	-32.35%	-31.05%
Service	-59.61%	-32.95%	-31.72%
S&P MidCap 400®	46.99%	13.42%	12.85%

Expense Ratios**

Fund	Gross	Net
Investor	2.94%	1.78%
Service	3.94%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(18)%
Swap Agreements	(182)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® – Composition

% of Index
Industrials	18%
Consumer Discretionary	15%
Financials	15%
Information Technology	15%
Health Care	11%
Real Estate	10%
Materials	6%
Utilities	3%
Consumer Staples	3%
Energy	2%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

66 :: UltraShort Nasdaq-100 ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort Nasdaq-100 ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Nasdaq-100® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of -55.87%. For the same period, the Index had a total return of 38.19%1 and a volatility of 22.14%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Nasdaq-100 ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	-55.87%	-46.19%	-40.23%
Service	-56.43%	-46.70%	-40.82%
Nasdaq-100® Index	38.19%	27.19%	21.66%

Expense Ratios**

Fund	Gross	Net
Investor	1.82%	1.78%
Service	2.82%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(3)%
Swap Agreements	(197)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	48%
Communication Services	19%
Consumer Discretionary	17%
Health Care	7%
Consumer Staples	5%
Industrials	3%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort Small-Cap ProFund :: 67

UltraShort Small-Cap ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Russell 2000® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of -63.87%. For the same period, the Index had a total return of 51.97%1 and a volatility of 22.72%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Small-Cap ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	-63.87%	-35.67%	-33.08%
Service	-64.19%	-36.30%	-33.76%
Russell 2000® Index	51.97%	14.28%	12.34%

Expense Ratios**

Fund	Gross	Net
Investor	2.16%	1.78%
Service	3.16%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(5)%
Swap Agreements	(195)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Health Care	20%
Financials	15%
Industrials	15%
Information Technology	14%
Consumer Discretionary	12%
Real Estate	7%
Materials	4%
Energy	4%
Communication Services	3%
Consumer Staples	3%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

68 :: UltraSmall-Cap ProFund :: Management Discussion of Fund Performance (unaudited)

UltraSmall-Cap ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Russell 2000® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class shares) had a total return of 114.21%. For the same period, the Index had a total return of 51.97%1 and a volatility of 22.72%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraSmall-Cap ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	114.21%	18.24%	16.34%
Service	112.08%	17.05%	15.16%
Russell 2000® Index	51.97%	14.28%	12.34%

Expense Ratios**

Fund	Gross	Net
Investor	1.80%	1.78%
Service	2.80%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Futures Contracts	2%
Swap Agreements	141%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AMC Entertainment Holdings, Inc.	0.3%
Intellia Therapeutics, Inc.	0.2%
Crocs, Inc.	0.2%
Lattice Semiconductor Corp.	0.1%
Tenet Healthcare Corp.	0.1%

Russell 2000® Index – Composition

% of Index
Health Care	20%
Financials	15%
Industrials	15%
Information Technology	14%
Consumer Discretionary	12%
Real Estate	7%
Materials	4%
Energy	4%
Communication Services	3%
Consumer Staples	3%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: U.S. Government Plus ProFund :: 69

U.S. Government Plus ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond (the "Long Bond") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.25x) times the return of the Long Bond for the same period. For periods longer than a single day, the Fund will lose money if the Long Bond's performance is flat, and it is possible that the Fund will lose money even if the level of the Long Bond rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of -19.47%. For the same period, the Long Bond, as measured by the Ryan Labs Returns Treasury Yield Curve 30 Year Index1, had a total return of -14.69%2 and a volatility of 16.89%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond.3

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2021, the most recent Long Bond carried a maturity date of 5/15/51 and a 2.375% coupon.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in bonds in order to gain leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the U.S. Government Plus ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	-19.47%	1.92%	6.95%
Service	-20.29%	0.89%	5.87%
Ryan Labs Returns Treasury Yield Curve 30 Year Index	-14.69%	3.24%	6.94%

Expense Ratios**

Fund	Gross	Net
Investor	1.40%	1.40%
Service	2.40%	2.40%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	124%
Total Exposure	124%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The Ryan Labs Returns Treasury Yield Curve 30 Year Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 30-year U.S. Treasury bond. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

[2]	The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

70 :: Utilities UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Utilities UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. UtilitiesSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2021, the Fund (Investor Class Shares) had a total return of 14.85%. For the same period, the Index had a total return of 12.19%1 and a volatility of 16.38%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, and water utilities.

During the year ended July 31, 2021, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Utilities UltraSector ProFund from July 31, 2011 to July 31, 2021, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/21

Fund	One Year	Five Year	Ten Year
Investor	14.85%	7.55%	12.68%
Service	13.77%	6.53%	11.60%
Dow Jones U.S. UtilitiesSM Index	12.19%	8.19%	11.11%
S&P 500®	36.45%	17.35%	15.35%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2020. Contractual fee waivers are in effect through November 30, 2021. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	74%
Total Exposure	149%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	11.2%
Duke Energy Corp.	5.9%
The Southern Co.	4.9%
Dominion Energy, Inc.	4.4%
Exelon Corp.	3.3%

Dow Jones U.S. UtilitiesSM Index – Composition

% of Index
Electric Utilities	62%
Multi-Utilities	28%
Gas Utilities	4%
Water Utilities	4%
Independent Power and Renewable Electricity Producers	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Expense Examples

72 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and services (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended July 31, 2021.

The columns below under the heading entitled "Actual" provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended July 31, 2021.

The columns below under the heading entitled "Hypothetical" provide information about hypothetical account values and hypothetical expenses based on each ProFund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/21	Ending Account Value 7/31/21	Expenses Paid During Period*	Ending Account Value 7/31/21	Expenses Paid During Period*
Access Flex Bear High Yield ProFund – Investor	1.78%	$1,000.00	$958.70	$8.64	$1,015.97	$8.90
Access Flex Bear High Yield ProFund – Service	2.78%	1,000.00	954.00	13.47	1,011.01	13.86
Access Flex High Yield ProFund – Investor	1.78%	1,000.00	1,020.50	8.92	1,015.97	8.90
Access Flex High Yield ProFund – Service	2.78%	1,000.00	1,015.40	13.89	1,011.01	13.86
Banks UltraSector ProFund – Investor	1.40%	1,000.00	1,373.70	8.24	1,017.85	7.00
Banks UltraSector ProFund – Service	2.40%	1,000.00	1,366.70	14.08	1,012.89	11.98
Basic Materials UltraSector ProFund – Investor	1.78%	1,000.00	1,298.90	10.15	1,015.97	8.90
Basic Materials UltraSector ProFund – Service	2.78%	1,000.00	1,292.40	15.80	1,011.01	13.86
Bear ProFund – Investor	1.70%	1,000.00	826.10	7.70	1,016.36	8.50
Bear ProFund – Service	2.70%	1,000.00	821.70	12.20	1,011.41	13.47
Biotechnology UltraSector ProFund – Investor	1.49%	1,000.00	1,180.90	8.06	1,017.41	7.45
Biotechnology UltraSector ProFund – Service	2.49%	1,000.00	1,175.10	13.43	1,012.45	12.42
Bitcoin Strategy ProFund – Investor(a)	1.30%	1,000.00	988.00	0.14	1,018.35	6.51
Bull ProFund – Investor	1.48%	1,000.00	1,181.90	8.01	1,017.46	7.40
Bull ProFund – Service	2.48%	1,000.00	1,176.00	13.38	1,012.50	12.37
Communication Services UltraSector ProFund – Investor	1.78%	1,000.00	1,353.60	10.39	1,015.97	8.90
Communication Services UltraSector ProFund – Service	2.78%	1,000.00	1,347.00	16.18	1,011.01	13.86

Expense Examples (unaudited) :: 73

			Actual		Hypothetical
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/21	Ending Account Value 7/31/21	Expenses Paid During Period*	Ending Account Value 7/31/21	Expenses Paid During Period*
Consumer Goods UltraSector ProFund – Investor	1.78%	$1,000.00	$1,120.00	$9.36	$1,015.97	$8.90
Consumer Goods UltraSector ProFund – Service	2.78%	1,000.00	1,114.40	14.57	1,011.01	13.86
Consumer Services UltraSector ProFund – Investor	1.52%	1,000.00	1,160.60	8.14	1,017.26	7.60
Consumer Services UltraSector ProFund – Service	2.52%	1,000.00	1,154.80	13.46	1,012.30	12.57
Europe 30 ProFund – Investor	1.78%	1,000.00	1,189.90	9.66	1,015.97	8.90
Europe 30 ProFund – Service	2.78%	1,000.00	1,182.20	15.04	1,011.01	13.86
Falling U.S. Dollar ProFund – Investor	1.78%	1,000.00	970.70	8.70	1,015.97	8.90
Falling U.S. Dollar ProFund – Service	2.78%	1,000.00	965.90	13.55	1,011.01	13.86
Financials UltraSector ProFund – Investor	1.73%	1,000.00	1,409.20	10.33	1,016.22	8.65
Financials UltraSector ProFund – Service	2.73%	1,000.00	1,402.00	16.26	1,011.26	13.61
Health Care UltraSector ProFund – Investor	1.63%	1,000.00	1,210.60	8.93	1,016.71	8.15
Health Care UltraSector ProFund – Service	2.63%	1,000.00	1,204.60	14.38	1,011.75	13.12
Industrials UltraSector ProFund – Investor	1.78%	1,000.00	1,316.30	10.22	1,015.97	8.90
Industrials UltraSector ProFund – Service	2.78%	1,000.00	1,309.90	15.92	1,011.01	13.86
Internet UltraSector ProFund – Investor	1.46%	1,000.00	1,165.00	7.84	1,017.55	7.30
Internet UltraSector ProFund – Service	2.46%	1,000.00	1,159.20	13.17	1,012.60	12.28
Large-Cap Growth ProFund – Investor	1.50%	1,000.00	1,183.10	8.12	1,017.36	7.50
Large-Cap Growth ProFund – Service	2.49%	1,000.00	1,177.10	13.44	1,012.45	12.42
Large-Cap Value ProFund – Investor	1.55%	1,000.00	1,180.90	8.38	1,017.11	7.75
Large-Cap Value ProFund – Service	2.55%	1,000.00	1,175.00	13.75	1,012.15	12.72
Mid-Cap Growth ProFund – Investor	1.87%	1,000.00	1,102.70	9.75	1,015.52	9.35
Mid-Cap Growth ProFund – Service	2.87%	1,000.00	1,097.20	14.92	1,010.56	14.31
Mid-Cap ProFund – Investor	1.73%	1,000.00	1,151.70	9.23	1,016.22	8.65
Mid-Cap ProFund – Service	2.73%	1,000.00	1,145.80	14.52	1,011.26	13.61
Mid-Cap Value ProFund – Investor	1.78%	1,000.00	1,201.30	9.72	1,015.97	8.90
Mid-Cap Value ProFund – Service	2.78%	1,000.00	1,195.20	15.13	1,011.01	13.86
Nasdaq-100 ProFund – Investor	1.42%	1,000.00	1,148.30	7.56	1,017.75	7.10
Nasdaq-100 ProFund – Service	2.42%	1,000.00	1,142.60	12.86	1,012.79	12.08
Oil & Gas UltraSector ProFund – Investor	1.54%	1,000.00	1,422.80	9.25	1,017.16	7.70
Oil & Gas UltraSector ProFund – Service	2.54%	1,000.00	1,415.10	15.21	1,012.20	12.67
Oil Equipment & Services UltraSector ProFund – Investor	1.68%	1,000.00	1,197.80	9.15	1,016.46	8.40
Oil Equipment & Services UltraSector ProFund – Service	2.68%	1,000.00	1,191.90	14.57	1,011.50	13.37
Pharmaceuticals UltraSector ProFund – Investor	1.78%	1,000.00	1,101.70	9.28	1,015.97	8.90
Pharmaceuticals UltraSector ProFund – Service	2.78%	1,000.00	1,096.50	14.45	1,011.01	13.86
Precious Metals UltraSector ProFund – Investor	1.54%	1,000.00	1,031.00	7.76	1,017.16	7.70
Precious Metals UltraSector ProFund – Service	2.54%	1,000.00	1,025.80	12.76	1,012.20	12.67

74 :: Expense Examples (unaudited)

			Actual		Hypothetical
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/21	Ending Account Value 7/31/21	Expenses Paid During Period*	Ending Account Value 7/31/21	Expenses Paid During Period*
Real Estate UltraSector ProFund – Investor	1.78%	$1,000.00	$1,398.00	$10.58	$1,015.97	$8.90
Real Estate UltraSector ProFund – Service	2.78%	1,000.00	1,391.00	16.48	1,011.01	13.86
Rising Rates Opportunity ProFund – Investor	1.59%	1,000.00	985.90	7.83	1,016.91	7.95
Rising Rates Opportunity ProFund – Service	2.59%	1,000.00	981.00	12.72	1,011.95	12.92
Rising Rates Opportunity 10 ProFund – Investor	1.78%	1,000.00	991.90	8.79	1,015.97	8.90
Rising Rates Opportunity 10 ProFund – Service	2.78%	1,000.00	986.90	13.70	1,011.01	13.86
Rising U.S. Dollar ProFund – Investor	1.78%	1,000.00	1,008.90	8.87	1,015.97	8.90
Rising U.S. Dollar ProFund – Service	2.78%	1,000.00	1,004.20	13.81	1,011.01	13.86
Semiconductor UltraSector ProFund – Investor	1.48%	1,000.00	1,251.40	8.26	1,017.46	7.40
Semiconductor UltraSector ProFund – Service	2.48%	1,000.00	1,245.00	13.80	1,012.50	12.37
Short Nasdaq-100 ProFund – Investor	1.78%	1,000.00	850.60	8.17	1,015.97	8.90
Short Nasdaq-100 ProFund – Service	2.78%	1,000.00	847.60	12.74	1,011.01	13.86
Short Oil & Gas ProFund – Investor	1.78%	1,000.00	730.80	7.64	1,015.97	8.90
Short Oil & Gas ProFund – Service	2.78%	1,000.00	727.30	11.91	1,011.01	13.86
Short Precious Metals ProFund – Investor	1.78%	1,000.00	908.70	8.42	1,015.97	8.90
Short Precious Metals ProFund – Service	2.78%	1,000.00	903.60	13.12	1,011.01	13.86
Short Real Estate ProFund – Investor	1.78%	1,000.00	774.80	7.83	1,015.97	8.90
Short Real Estate ProFund – Service	2.78%	1,000.00	770.60	12.20	1,011.01	13.86
Short Small-Cap ProFund – Investor	1.78%	1,000.00	884.10	8.32	1,015.97	8.90
Short Small-Cap ProFund – Service	2.78%	1,000.00	879.80	12.96	1,011.01	13.86
Small-Cap Growth ProFund – Investor	1.42%	1,000.00	1,086.60	7.35	1,017.75	7.10
Small-Cap Growth ProFund – Service	2.42%	1,000.00	1,081.10	12.49	1,012.79	12.08
Small-Cap ProFund – Investor	1.78%	1,000.00	1,067.90	9.13	1,015.97	8.90
Small-Cap ProFund – Service	2.78%	1,000.00	1,062.40	14.22	1,011.01	13.86
Small-Cap Value ProFund – Investor	1.51%	1,000.00	1,166.50	8.11	1,017.31	7.55
Small-Cap Value ProFund – Service	2.51%	1,000.00	1,160.60	13.45	1,012.35	12.52
Technology UltraSector ProFund – Investor	1.49%	1,000.00	1,317.00	8.56	1,017.41	7.45
Technology UltraSector ProFund – Service	2.49%	1,000.00	1,310.50	14.26	1,012.45	12.42
Telecommunications UltraSector ProFund – Investor	1.78%	1,000.00	1,161.70	9.54	1,015.97	8.90
Telecommunications UltraSector ProFund – Service	2.78%	1,000.00	1,155.80	14.86	1,011.01	13.86
UltraBear ProFund – Investor	1.78%	1,000.00	680.20	7.42	1,015.97	8.90
UltraBear ProFund – Service	2.78%	1,000.00	677.20	11.56	1,011.01	13.86
UltraBull ProFund – Investor	1.44%	1,000.00	1,393.70	8.55	1,017.65	7.20
UltraBull ProFund – Service	2.44%	1,000.00	1,386.70	14.44	1,012.69	12.18
UltraChina ProFund – Investor	1.63%	1,000.00	412.70	5.71	1,016.71	8.15
UltraChina ProFund – Service	2.63%	1,000.00	410.90	9.20	1,011.75	13.12
UltraDow 30 ProFund – Investor	1.53%	1,000.00	1,356.50	8.94	1,017.21	7.65
UltraDow 30 ProFund – Service	2.53%	1,000.00	1,350.00	14.74	1,012.25	12.62
UltraEmerging Markets ProFund – Investor	1.76%	1,000.00	776.40	7.75	1,016.07	8.80
UltraEmerging Markets ProFund – Service	2.76%	1,000.00	772.60	12.13	1,011.11	13.76

Expense Examples (unaudited) :: 75

			Actual		Hypothetical
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/21	Ending Account Value 7/31/21	Expenses Paid During Period*	Ending Account Value 7/31/21	Expenses Paid During Period*
UltraInternational ProFund – Investor	1.78%	$1,000.00	$1,204.50	$9.73	$1,015.97	$8.90
UltraInternational ProFund – Service	2.78%	1,000.00	1,198.60	15.15	1,011.01	13.86
UltraJapan ProFund – Investor	1.78%	1,000.00	963.00	8.66	1,015.97	8.90
UltraJapan ProFund – Service	2.78%	1,000.00	958.10	13.50	1,011.01	13.86
UltraLatin America ProFund – Investor	1.68%	1,000.00	1,379.60	9.91	1,016.46	8.40
UltraLatin America ProFund – Service	2.68%	1,000.00	1,371.70	15.76	1,011.50	13.37
UltraMid-Cap ProFund – Investor	1.49%	1,000.00	1,313.70	8.55	1,017.41	7.45
UltraMid-Cap ProFund – Service	2.49%	1,000.00	1,307.70	14.25	1,012.45	12.42
UltraNasdaq-100 ProFund – Investor	1.47%	1,000.00	1,305.90	8.40	1,017.50	7.35
UltraNasdaq-100 ProFund – Service	2.47%	1,000.00	1,299.50	14.08	1,012.55	12.33
UltraShort China ProFund – Investor	1.78%	1,000.00	1,753.70	12.15	1,015.97	8.90
UltraShort China ProFund – Service	2.78%	1,000.00	1,742.80	18.91	1,011.01	13.86
UltraShort Dow 30 ProFund – Investor	1.78%	1,000.00	703.10	7.52	1,015.97	8.90
UltraShort Dow 30 ProFund – Service	2.78%	1,000.00	699.60	11.72	1,011.01	13.86
UltraShort Emerging Markets ProFund – Investor	1.78%	1,000.00	1,097.50	9.26	1,015.97	8.90
UltraShort Emerging Markets ProFund – Service	2.78%	1,000.00	1,092.40	14.42	1,011.01	13.86
UltraShort International ProFund – Investor	1.78%	1,000.00	779.00	7.85	1,015.97	8.90
UltraShort International ProFund – Service	2.78%	1,000.00	775.10	12.24	1,011.01	13.86
UltraShort Japan ProFund – Investor	1.78%	1,000.00	955.80	8.63	1,015.97	8.90
UltraShort Japan ProFund – Service	2.78%	1,000.00	951.40	13.45	1,011.01	13.86
UltraShort Latin America ProFund – Investor	1.78%	1,000.00	607.70	7.10	1,015.97	8.90
UltraShort Latin America ProFund – Service	2.78%	1,000.00	604.40	11.06	1,011.01	13.86
UltraShort Mid-Cap ProFund – Investor	1.78%	1,000.00	697.00	7.49	1,015.97	8.90
UltraShort Mid-Cap ProFund – Service	2.78%	1,000.00	693.50	11.67	1,011.01	13.86
UltraShort Nasdaq-100 ProFund – Investor	1.58%	1,000.00	693.50	6.63	1,016.96	7.90
UltraShort Nasdaq-100 ProFund – Service	2.58%	1,000.00	689.70	10.81	1,012.00	12.87
UltraShort Small-Cap ProFund – Investor	1.78%	1,000.00	782.60	7.87	1,015.97	8.90
UltraShort Small-Cap ProFund – Service	2.78%	1,000.00	779.30	12.26	1,011.01	13.86
UltraSmall-Cap ProFund – Investor	1.53%	1,000.00	1,122.00	8.05	1,017.21	7.65
UltraSmall-Cap ProFund – Service	2.53%	1,000.00	1,116.50	13.28	1,012.25	12.62
U.S. Government Plus ProFund – Investor	1.58%	1,000.00	978.50	7.75	1,016.96	7.90
U.S. Government Plus ProFund – Service	2.58%	1,000.00	973.50	12.62	1,012.00	12.87
Utilities UltraSector ProFund – Investor	1.96%	1,000.00	1,101.90	10.21	1,015.08	9.79
Utilities UltraSector ProFund – Service	2.96%	1,000.00	1,096.30	15.39	1,010.12	14.75

*	Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

(a)	The Bitcoin Strategy ProFund commenced operations on July 28, 2021. Information shown for this ProFund in the columns above entitled "Actual" reflect values using the expense ratios and rates of return for the period from July 28, 2021 through July 31, 2021.

This Page Intentionally Left Blank

Schedules of Portfolio Investments

78 :: Access Flex Bear High Yield ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Repurchase Agreements(a) (26.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $119,000	$119,000	$119,000
TOTAL REPURCHASE AGREEMENTS (Cost $119,000)		119,000
TOTAL INVESTMENT SECURITIES (Cost $119,000) — 26.1%		119,000
Net other assets (liabilities) — 73.9%		336,767
NET ASSETS—100.0%		$455,767

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	3	10/01/21	$(373,453)	$(1,949)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements—Buy Protection(1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at July 31, 2021(2)	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 36	Daily	5.00%	6/20/26	2.93%	$450,000	$(41,287)	$(38,009)	$(3,278)	$1,533

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(3)	The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Access Flex High Yield ProFund :: 79

U.S. Treasury Obligation (67.1%)

	Principal Amount	Value
U.S. Treasury Note, 0.63%, 7/31/26	$11,300,000	$11,259,832
TOTAL U.S. TREASURY OBLIGATION (Cost $11,240,410)		11,259,832
Repurchase Agreements(a) (94.7%)
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $15,896,000	15,896,000	15,896,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,896,000)		15,896,000
TOTAL INVESTMENT SECURITIES (Cost $27,136,410) — 161.8%		27,155,832
Net other assets (liabilities) — (61.8)%		(10,376,235)
NET ASSETS—100.0%		$16,779,597

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	1	10/01/21	$124,484	$624

Centrally Cleared Swap Agreements

Credit Default Swap Agreements—Sell Protection(1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at July 31, 2021(2)	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 36	Daily	5.00%	6/20/26	2.91%	$14,070,000	$1,290,898	$1,191,761	$99,137	$(48,646)

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(3)	The notional amount represents the maximum potential amount the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to the financial statements.

80 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (74.2%)

	Shares	Value
Bank of America Corp. (Banks)	416,857	$15,990,635
Bank OZK (Banks)	6,685	272,146
BOK Financial Corp. (Banks)	1,693	142,229
Citigroup, Inc. (Banks)	114,264	7,726,532
Citizens Financial Group, Inc. (Banks)	23,547	992,742
Comerica, Inc. (Banks)	7,716	529,781
Commerce Bancshares, Inc. (Banks)	5,824	411,932
Cullen/Frost Bankers, Inc. (Banks)	3,126	335,482
East West Bancorp, Inc. (Banks)	7,843	558,029
F.N.B. Corp. (Banks)	17,660	202,384
Fifth Third Bancorp (Banks)	38,917	1,412,298
First Citizens BancShares, Inc.—Class A (Banks)	396	309,906
First Financial Bankshares, Inc. (Banks)	7,866	384,175
First Horizon Corp. (Banks)	30,538	471,819
First Republic Bank (Banks)	9,728	1,897,155
Glacier Bancorp, Inc. (Banks)	5,280	272,237
Home BancShares, Inc. (Banks)	8,387	177,637
Huntington Bancshares, Inc. (Banks)	81,568	1,148,477
JPMorgan Chase & Co. (Banks)	167,348	25,400,079
KeyCorp (Banks)	53,654	1,054,838
M&T Bank Corp. (Banks)	7,111	951,807
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	25,715	302,922
People's United Financial, Inc. (Banks)	23,644	371,211
Pinnacle Financial Partners, Inc. (Banks)	4,205	376,810
Popular, Inc. (Banks)	4,454	324,073
Prosperity Bancshares, Inc. (Banks)	5,137	350,292
Regions Financial Corp. (Banks)	53,145	1,023,041
Signature Bank (Banks)	3,187	723,353
SVB Financial Group* (Banks)	3,106	1,708,176
Synovus Financial Corp. (Banks)	8,216	336,034
TFS Financial Corp. (Thrifts & Mortgage Finance)	2,641	51,447
The PNC Financial Services Group, Inc. (Banks)	23,485	4,283,899
Truist Financial Corp. (Banks)	74,342	4,046,435
U.S. Bancorp (Banks)	74,935	4,161,890
UMB Financial Corp. (Banks)	2,405	225,108
Umpqua Holdings Corp. (Banks)	12,203	230,271
United Bankshares, Inc. (Banks)	7,420	256,287
Valley National Bancorp (Banks)	22,441	289,264
Webster Financial Corp. (Banks)	4,998	240,404
Wells Fargo & Co. (Banks)	228,499	10,497,244
Western Alliance Bancorp (Banks)	5,720	530,930
Wintrust Financial Corp. (Banks)	3,153	225,124
Zions Bancorp (Banks)	9,056	472,270
TOTAL COMMON STOCKS (Cost $86,921,272)		91,668,805

Repurchase Agreements(a)(b) (23.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $28,761,000	$28,761,000	$28,761,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,761,000)		28,761,000
TOTAL INVESTMENT SECURITIES (Cost $115,682,272) — 97.5%		120,429,805
Net other assets (liabilities) — 2.5%		3,149,966
NET ASSETS—100.0%		$123,579,771

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $11,844,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	8/23/21	0.59%	$44,917,948	$463,244
Dow Jones U.S. Banks Index	UBS AG	8/23/21	0.44%	48,837,115	555,213
				$93,755,063	$1,018,457

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 81

Banks UltraSector ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Banks	$91,314,435	73.9%
Thrifts & Mortgage Finance	354,370	0.3%
Other**	31,910,966	25.8%
Total	$123,579,771	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

82 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (75.4%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	2,338	$680,429
Albemarle Corp. (Chemicals)	1,235	254,459
Alcoa Corp.* (Metals & Mining)	1,973	79,216
Ashland Global Holdings, Inc. (Chemicals)	578	49,170
Axalta Coating Systems, Ltd.* (Chemicals)	2,192	65,979
Celanese Corp. (Chemicals)	1,189	185,211
CF Industries Holdings, Inc. (Chemicals)	2,267	107,116
Commercial Metals Co. (Metals & Mining)	1,277	41,886
Corteva, Inc. (Chemicals)	7,791	333,299
Dow, Inc. (Chemicals)	7,894	490,691
DuPont de Nemours, Inc. (Chemicals)	5,622	421,931
Eastman Chemical Co. (Chemicals)	1,443	162,655
Ecolab, Inc. (Chemicals)	2,629	580,562
Element Solutions, Inc. (Chemicals)	2,303	53,867
FMC Corp. (Chemicals)	1,360	145,452
Freeport-McMoRan, Inc. (Metals & Mining)	15,489	590,130
Huntsman Corp. (Chemicals)	2,108	55,672
Ingevity Corp.* (Chemicals)	423	35,930
International Flavors & Fragrances, Inc. (Chemicals)	2,630	396,183
Linde PLC (Chemicals)	5,498	1,690,031
LyondellBasell Industries N.V.—Class A (Chemicals)	2,722	270,376
NewMarket Corp. (Chemicals)	77	24,325
Newmont Corp. (Metals & Mining)	8,467	531,897
Nucor Corp. (Metals & Mining)	3,163	329,015
PPG Industries, Inc. (Chemicals)	2,504	409,454
Reliance Steel & Aluminum Co. (Metals & Mining)	673	105,762
Royal Gold, Inc. (Metals & Mining)	694	84,335
RPM International, Inc. (Chemicals)	1,369	118,542
Steel Dynamics, Inc. (Metals & Mining)	2,120	136,634
The Chemours Co. (Chemicals)	1,748	58,121
The Mosaic Co. (Chemicals)	3,654	114,114
The Scotts Miracle-Gro Co.—Class A (Chemicals)	430	76,093
Valvoline, Inc. (Chemicals)	1,915	58,752
W.R. Grace & Co. (Chemicals)	658	45,797
Westlake Chemical Corp. (Chemicals)	365	30,266
TOTAL COMMON STOCKS (Cost $5,823,541)		8,813,352

Repurchase Agreements(a)(b) (17.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $2,070,000	$2,070,000	$2,070,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,070,000)		2,070,000
TOTAL INVESTMENT SECURITIES (Cost $7,893, 541) — 93.1%		10,883,352
Net other assets (liabilities) — 6.9%		808,569
NET ASSETS—100.0%		$11,691,921

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $1,022,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	8/23/21	0.59%	$4,913,502	$158,032
Dow Jones U.S. Basic Materials Index	UBS AG	8/23/21	0.44%	3,809,694	80,211
				$8,723,196	$238,243

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 83

Basic Materials UltraSector ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Chemicals	$6,914,476	59.1%
Metals & Mining	1,898,876	16.3%
Other**	2,878,569	24.6%
Total	$11,691,921	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

84 :: Bear ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Repurchase Agreements(a)(b) (98.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $10,467,000	$10,467,000	$10,467,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,467,000)		10,467,000
TOTAL INVESTMENT SECURITIES (Cost $10,467,000)—98.9%		10,467,000
Net other assets (liabilities)—1.1%		121,320
NET ASSETS—100.0%		$10,588,320

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $1,331,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	8	9/20/21	$(1,755,800)	$(69,295)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/21	(0.44)%	$(5,819,324)	$7,070
S&P 500	UBS AG	8/27/21	(0.24)%	(3,001,963)	2,104
				$(8,821,287)	$9,174

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 85

Common Stocks (76.0%)

	Shares	Value
10X Genomics, Inc.*—Class A (Life Sciences Tools & Services)	8,164	$1,495,890
AbbVie, Inc. (Biotechnology)	194,393	22,607,906
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	12,868	278,335
Acceleron Pharma, Inc.* (Biotechnology)	5,812	726,849
Agilent Technologies, Inc. (Life Sciences Tools & Services)	33,397	5,117,422
Agios Pharmaceuticals, Inc.* (Biotechnology)	5,625	270,506
Alkermes PLC* (Biotechnology)	17,658	456,812
Allogene Therapeutics, Inc.* (Biotechnology)	7,320	160,674
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	12,936	2,314,768
Amgen, Inc. (Biotechnology)	63,236	15,274,023
Avantor, Inc.* (Life Sciences Tools & Services)	57,023	2,142,924
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	955	43,529
Biogen, Inc.* (Biotechnology)	16,571	5,414,243
BioMarin Pharmaceutical, Inc.* (Biotechnology)	20,113	1,543,270
Bio-Techne Corp. (Life Sciences Tools & Services)	4,280	2,063,987
Bluebird Bio, Inc.* (Biotechnology)	7,423	188,618
Blueprint Medicines Corp.* (Biotechnology)	6,422	564,301
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	5,531	2,250,675
Emergent BioSolutions, Inc.* (Biotechnology)	5,013	330,357
Exact Sciences Corp.* (Biotechnology)	18,881	2,036,127
Exelixis, Inc.* (Biotechnology)	34,489	581,140
FibroGen, Inc.* (Biotechnology)	9,326	121,238
Gilead Sciences, Inc. (Biotechnology)	138,037	9,426,547
Horizon Therapeutics PLC* (Pharmaceuticals)	24,739	2,474,394
Illumina, Inc.* (Life Sciences Tools & Services)	16,069	7,966,207
Incyte Corp.* (Biotechnology)	20,574	1,591,399
Ionis Pharmaceuticals, Inc.* (Biotechnology)	15,515	576,227
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	21,094	5,224,984
Maravai LifeSciences Holdings, Inc.*— Class A (Life Sciences Tools & Services)	10,699	470,435
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	2,562	3,775,645
Moderna, Inc.* (Biotechnology)	33,586	11,876,010
Nektar Therapeutics* (Pharmaceuticals)	20,064	316,811
Neurocrine Biosciences, Inc.* (Biotechnology)	10,406	969,943
Novavax, Inc.* (Biotechnology)	7,502	1,345,334
PPD, Inc.* (Life Sciences Tools & Services)	11,982	552,610
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	11,522	6,620,656
Repligen Corp.* (Biotechnology)	5,619	1,380,588
Sarepta Therapeutics, Inc.* (Biotechnology)	8,781	595,176
Seagen, Inc.* (Biotechnology)	13,982	2,144,699
Sotera Health Co.* (Life Sciences Tools & Services)	8,092	191,780
Syneos Health, Inc.* (Life Sciences Tools & Services)	11,146	999,462
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	6,982	557,373
United Therapeutics Corp.* (Biotechnology)	4,930	896,915
Vertex Pharmaceuticals, Inc.* (Biotechnology)	28,491	5,743,216
Vir Biotechnology, Inc.* (Biotechnology)	7,298	260,174
TOTAL COMMON STOCKS (Cost $47,245,456)		131,940,179

Repurchase Agreements(a)(b) (24.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $43,181,000	$43,181,000	$43,181,000
TOTAL REPURCHASE AGREEMENTS (Cost $43,181,000)		43,181,000
TOTAL INVESTMENT SECURITIES (Cost $90,426,456)—100.9%		175,121,179
Net other assets (liabilities)—(0.9)%		(1,483,937)
NET ASSETS—100.0%		$173,637,242

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $23,855,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	8/23/21	0.59%	$62,049,879	$(451,880)
Dow Jones U.S. Biotechnology Index	UBS AG	8/23/21	0.59%	66,516,149	(459,688)
				$128,566,028	$(911,568)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

86 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Biotechnology UltraSector ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Biotechnology	$96,853,424	55.8%
Life Sciences Tools & Services	32,295,550	18.6%
Pharmaceuticals	2,791,205	1.6%
Other**	41,697,063	24.0%
Total	$173,637,242	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2021 :: Consolidated Schedule of Portfolio Investments :: Bitcoin Strategy ProFund :: 87

U.S. Treasury Obligation (67.8%)

	Principal Amount	Value
U.S. Treasury Bills, 0.05%+, 1/27/22^	$355,000	$354,913
TOTAL U.S. TREASURY OBLIGATION (Cost $354,931)		354,913
TOTAL INVESTMENT SECURITIES (Cost $354,931)—67.8%		354,913
Reverse Repurchase Agreements including accrued interest—(65.9)%		(344,922)
Net other assets (liabilities)—98.1%		513,534
NET ASSETS—100.0%		$523,525

+	Reflects the effective yield or interest rate in effect at July 31, 2021.

^	$344,922 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Future	2	8/27/21	$399,550	$(4,895)
CME Micro Bitcoin Future	30	8/27/21	119,865	(74)
			$519,415	$(4,969)

See accompanying notes to the financial statements.

88 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (64.0%)

	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	0.4%	1,934	$233,976
AbbVie, Inc. (Biotechnology)	0.4%	1,923	223,644
Accenture PLC—Class A (IT Services)	0.3%	692	219,835
Adobe, Inc.* (Software)	0.5%	520	323,249
Alphabet, Inc.—Class A* (Interactive Media & Services)	1.4%	327	881,111
Alphabet, Inc.—Class C* (Interactive Media & Services)	1.3%	310	838,370
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.5%	467	1,553,984
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3.9%	17,075	2,490,559
AT&T, Inc. (Diversified Telecommunication Services)	0.3%	7,775	218,089
Bank of America Corp. (Banks)	0.5%	8,208	314,859
Berkshire Hathaway, Inc.—Class B* (Diversified Financial Services)	0.9%	2,063	574,112
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	444	215,518
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.3%	2,104	214,208
Cisco Systems, Inc. (Communications Equipment)	0.4%	4,587	253,983
Comcast Corp.—Class A (Media)	0.5%	4,991	293,620
Costco Wholesale Corp. (Food & Staples Retailing)	0.3%	481	206,695
Danaher Corp. (Health Care Equipment & Supplies)	0.3%	691	205,566
Eli Lilly & Co. (Pharmaceuticals)	0.3%	866	210,871
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.4%	4,608	265,284
Facebook, Inc.—Class A* (Interactive Media & Services)	1.5%	2,608	929,230
Honeywell International, Inc. (Industrial Conglomerates)	0.3%	756	176,746
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.4%	4,395	236,099
Johnson & Johnson (Pharmaceuticals)	0.8%	2,866	493,525
JPMorgan Chase & Co. (Banks)	0.8%	3,295	500,115
Mastercard, Inc.—Class A (IT Services)	0.6%	952	367,415
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.3%	812	197,080
Medtronic PLC (Health Care Equipment & Supplies)	0.3%	1,464	192,238
Merck & Co., Inc. (Pharmaceuticals)	0.3%	2,756	211,854
Microsoft Corp. (Software)	3.7%	8,198	2,335,693
Netflix, Inc.* (Entertainment)	0.4%	483	249,986
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	0.4%	1,388	232,504
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.8%	2,712	528,813
PayPal Holdings, Inc.* (IT Services)	0.6%	1,279	352,403
PepsiCo, Inc. (Beverages)	0.4%	1,504	236,053
Pfizer, Inc. (Pharmaceuticals)	0.4%	6,093	260,841
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	1,228	183,954
Salesforce.com, Inc.* (Software)	0.4%	1,051	254,268
Tesla, Inc.* (Automobiles)	0.9%	839	576,560
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	1,005	191,573
The Coca-Cola Co. (Beverages)	0.4%	4,224	240,894
The Home Depot, Inc. (Specialty Retail)	0.6%	1,158	380,043
The Procter & Gamble Co. (Household Products)	0.6%	2,665	379,043
The Walt Disney Co.* (Entertainment)	0.6%	1,978	348,167
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.4%	428	231,124
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.7%	1,028	423,761
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.4%	4,507	251,400
Visa, Inc.—Class A (IT Services)	0.7%	1,842	453,850
Walmart, Inc. (Food & Staples Retailing)	0.3%	1,495	213,113
Wells Fargo & Co. (Banks)	0.3%	4,499	206,684
Other Common Stocks(a)	30.0%	200,205	18,935,784
TOTAL COMMON STOCKS (Cost $7,362,622)			40,508,346

See accompanying notes to the financial statements.

July 31, 2021 :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 89

Repurchase Agreements(b)(c) (24.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $15,520,000	$15,520,000	$15,520,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,520,000)		15,520,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	4,960	$4,960
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,960)		4,960
TOTAL INVESTMENT SECURITIES (Cost $22,887,582)—88.6%		56,033,306
Net other assets (liabilities)—11.4%		7,178,915
NET ASSETS—100.0%		$63,212,221

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2021. The total value of securities on loan as of July 31, 2021 was $4,642.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $1,824,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2021.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	18	9/20/21	$3,950,550	$96,207

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/21	0.64%	$11,256,261	$(6,047)
S&P 500	UBS AG	8/27/21	0.59%	7,498,314	(6,126)
				$18,754,575	$(12,173)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

90 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2021

Bull ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$637,734	1.0%
Air Freight & Logistics	261,595	0.4%
Airlines	98,810	0.2%
Auto Components	61,838	0.1%
Automobiles	715,050	1.1%
Banks	1,646,236	2.6%
Beverages	580,373	0.9%
Biotechnology	776,855	1.2%
Building Products	212,616	0.3%
Capital Markets	1,206,028	1.9%
Chemicals	718,942	1.1%
Commercial Services & Supplies	170,266	0.3%
Communications Equipment	341,700	0.5%
Construction & Engineering	33,022	0.1%
Construction Materials	50,623	0.1%
Consumer Finance	269,099	0.4%
Containers & Packaging	130,048	0.2%
Distributors	56,328	0.1%
Diversified Financial Services	574,112	0.9%
Diversified Telecommunication Services	482,994	0.8%
Electric Utilities	631,770	1.0%
Electrical Equipment	265,108	0.4%
Electronic Equipment, Instruments & Components	260,441	0.4%
Energy Equipment & Services	86,589	0.1%
Entertainment	748,049	1.2%
Equity Real Estate Investment Trusts	1,030,680	1.6%
Food & Staples Retailing	531,498	0.8%
Food Products	358,430	0.6%
Gas Utilities	14,000	NM
Health Care Equipment & Supplies	1,529,650	2.4%
Health Care Providers & Services	1,064,075	1.7%
Health Care Technology	26,368	NM
Hotels, Restaurants & Leisure	699,150	1.1%
Household Durables	172,630	0.3%
Household Products	549,609	0.9%
Independent Power and Renewable Electricity Producers	28,152	NM
Industrial Conglomerates	481,900	0.8%
Insurance	738,102	1.2%
Interactive Media & Services	2,709,255	4.3%
Internet & Direct Marketing Retail	1,750,124	2.8%
IT Services	2,112,701	3.3%
Leisure Products	13,822	NM
Life Sciences Tools & Services	536,865	0.9%
Machinery	661,938	1.1%
Media	521,687	0.8%
Metals & Mining	149,459	0.2%
Multiline Retail	225,642	0.4%
Multi-Utilities	298,797	0.5%
Oil, Gas & Consumable Fuels	947,204	1.5%
Personal Products	84,125	0.1%
Pharmaceuticals	1,502,598	2.4%
Professional Services	136,818	0.2%
Real Estate Management & Development	35,208	0.1%
Road & Rail	378,376	0.6%
Semiconductors & Semiconductor Equipment	2,229,570	3.5%
Software	3,701,451	5.8%
Specialty Retail	887,006	1.4%
Technology Hardware, Storage & Peripherals	2,608,962	4.1%
Textiles, Apparel & Luxury Goods	302,490	0.5%
Tobacco	266,605	0.4%
Trading Companies & Distributors	81,606	0.1%
Water Utilities	33,682	0.1%
Wireless Telecommunication Services	91,885	0.2%
Other**	22,703,875	36.0%
Total	$63,212,221	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Communication Services UltraSector ProFund :: 91

Common Stocks (74.5%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	3,982	$332,975
Alphabet, Inc.*—Class A (Interactive Media & Services)	403	1,085,896
Alphabet, Inc.*—Class C (Interactive Media & Services)	381	1,030,384
AT&T, Inc. (Diversified Telecommunication Services)	13,284	372,616
Charter Communications, Inc.*—Class A (Media)	531	395,091
Comcast Corp.—Class A (Media)	6,733	396,103
Discovery, Inc.*(a) (Media)	1,011	29,329
Discovery, Inc.*—Class C (Media)	1,802	48,852
DISH Network Corp.*—Class A (Media)	1,489	62,374
Electronic Arts, Inc. (Entertainment)	1,714	246,747
Facebook, Inc.*—Class A (Interactive Media & Services)	5,530	1,970,339
Fox Corp.—Class A (Media)	1,959	69,858
Fox Corp.—Class B (Media)	910	30,248
Live Nation Entertainment, Inc.* (Entertainment)	864	68,161
Lumen Technologies, Inc. (Diversified Telecommunication Services)	5,960	74,321
Netflix, Inc.* (Entertainment)	715	370,063
News Corp.—Class A (Media)	2,345	57,757
News Corp.—Class B (Media)	731	17,186
Omnicom Group, Inc. (Media)	1,288	93,792
Take-Two Interactive Software, Inc.* (Entertainment)	694	120,353
The Interpublic Group of Cos., Inc. (Media)	2,357	83,344
The Walt Disney Co.* (Entertainment)	2,187	384,956
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	2,623	377,764
Twitter, Inc.* (Interactive Media & Services)	4,782	333,545
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,818	380,308
ViacomCBS, Inc.—Class B (Media)	3,629	148,535
TOTAL COMMON STOCKS (Cost $5,795,699)		8,580,897

Repurchase Agreements(b)(c) (31.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $3,669,000	$3,669,000	$3,669,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,669,000)		3,669,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	28,024	$28,024
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $28,024)		28,024
TOTAL INVESTMENT SECURITIES (Cost $9,492,723)—106.5%		12,277,921
Net other assets (liabilities)—(6.5)%		(745,680)
NET ASSETS—100.0%		$11,532,241

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2021. The total value of securities on loan as of July 31, 2021 was $26,225.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $625,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2021.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	8/23/21	0.59%	$5,287,020	$(69,871)
S&P Communication Services Select Sector Index	UBS AG	8/23/21	0.44%	3,432,470	(70,877)
				$8,719,490	$(140,748)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

92 :: Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Communication Services UltraSector ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Diversified Telecommunication Services	$827,245	7.2%
Entertainment	1,523,255	13.2%
Interactive Media & Services	4,420,163	38.4%
Media	1,432,469	12.4%
Wireless Telecommunication Services	377,765	3.3%
Other**	2,951,344	25.5%
Total	$11,532,241	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 93

Common Stocks (77.1%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	966	$80,777
Altria Group, Inc. (Tobacco)	2,301	110,540
Aptiv PLC* (Auto Components)	336	56,062
Archer-Daniels-Midland Co. (Food Products)	695	41,505
Autoliv, Inc. (Auto Components)	98	9,886
Beyond Meat, Inc.* (Food Products)	62	7,607
BorgWarner, Inc. (Auto Components)	298	14,596
Brown-Forman Corp.—Class B (Beverages)	227	16,099
Brunswick Corp. (Leisure Products)	97	10,127
Bunge, Ltd. (Food Products)	176	13,663
Campbell Soup Co. (Food Products)	252	11,017
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	55	5,376
Church & Dwight Co., Inc. (Household Products)	305	26,407
Colgate-Palmolive Co. (Household Products)	1,052	83,634
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	38	3,786
Conagra Brands, Inc. (Food Products)	597	19,994
Constellation Brands, Inc.—Class A (Beverages)	210	47,111
Coty, Inc.*—Class A (Personal Products)	352	3,073
D.R. Horton, Inc. (Household Durables)	408	38,935
Darling Ingredients, Inc.* (Food Products)	203	14,021
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	35	14,380
Electronic Arts, Inc. (Entertainment)	356	51,250
Energizer Holdings, Inc. (Household Products)	72	3,085
Flowers Foods, Inc. (Food Products)	245	5,772
Ford Motor Co.* (Automobiles)	4,875	68,006
General Mills, Inc. (Food Products)	758	44,616
General Motors Co.* (Automobiles)	1,587	90,205
Gentex Corp. (Auto Components)	300	10,209
Genuine Parts Co. (Distributors)	180	22,846
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	434	7,925
Harley-Davidson, Inc. (Automobiles)	191	7,567
Hasbro, Inc. (Leisure Products)	159	15,811
Helen of Troy, Ltd.* (Household Durables)	30	6,702
Herbalife Nutrition, Ltd.* (Personal Products)	109	5,552
Hormel Foods Corp. (Food Products)	350	16,233
Ingredion, Inc. (Food Products)	83	7,288
Kellogg Co. (Food Products)	313	19,832
Keurig Dr Pepper, Inc. (Beverages)	723	25,457
Kimberly-Clark Corp. (Household Products)	420	57,002
Lamb Weston Holding, Inc. (Food Products)	182	12,152
Lancaster Colony Corp. (Food Products)	24	4,749
Lear Corp. (Auto Components)	68	11,899
Leggett & Platt, Inc. (Household Durables)	166	7,973
Lennar Corp.—Class A (Household Durables)	343	36,066
Lennar Corp.—Class B (Household Durables)	19	1,641
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	104	2,862
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	147	58,825
Luminar Technologies, Inc.* (Auto Components)	248	4,563
Mattel, Inc.* (Leisure Products)	434	9,426
McCormick & Co., Inc. (Food Products)	310	26,093
Mohawk Industries, Inc.* (Household Durables)	73	14,228
Molson Coors Beverage Co.*—Class B (Beverages)	234	11,440
Mondelez International, Inc.—Class A (Food Products)	1,747	110,516
Monster Beverage Corp.* (Beverages)	460	43,387
National Beverage Corp. (Beverages)	29	1,316
Newell Brands, Inc. (Household Durables)	471	11,657
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,585	265,502
NVR, Inc.* (Household Durables)	4	20,890
Peloton Interactive, Inc.*—Class A (Leisure Products)	334	39,429
PepsiCo, Inc. (Beverages)	1,718	269,640
Performance Food Group Co.* (Food & Staples Retailing)	166	7,606
Philip Morris International, Inc. (Tobacco)	1,938	193,974
Pilgrim's Pride Corp.* (Food Products)	61	1,351
Playtika Holding Corp.* (Entertainment)	87	1,934
Polaris, Inc. (Leisure Products)	72	9,437
Pool Corp. (Distributors)	50	23,891
Post Holdings, Inc.* (Food Products)	74	7,573
PulteGroup, Inc. (Household Durables)	329	18,052
PVH Corp.* (Textiles, Apparel & Luxury Goods)	89	9,311
QuantumScape Corp.* (Auto Components)	213	4,880
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	60	6,811
Reynolds Consumer Products, Inc. (Household Products)	68	1,935
ROBLOX Corp.*—Class A (Entertainment)	51	3,926
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	167	8,965
Stanley Black & Decker, Inc. (Machinery)	201	39,607
Take-Two Interactive Software, Inc.* (Entertainment)	144	24,972
Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	347	14,678
Tempur Sealy International, Inc. (Household Durables)	228	9,866
Tesla, Inc.* (Automobiles)	958	658,338
The Boston Beer Co., Inc.*—Class A (Beverages)	12	8,520
The Clorox Co. (Household Products)	155	28,038
The Coca-Cola Co. (Beverages)	4,825	275,171
The Estee Lauder Co., Inc. (Personal Products)	288	96,143
The Hain Celestial Group, Inc.* (Food Products)	102	4,071
The Hershey Co. (Food Products)	182	32,556
The JM Smucker Co.—Class A (Food Products)	136	17,831
The Kraft Heinz Co. (Food Products)	806	31,007
The Procter & Gamble Co. (Household Products)	3,044	432,948
Thor Industries, Inc. (Automobiles)	69	8,167
Toll Brothers, Inc. (Household Durables)	140	8,298
TreeHouse Foods, Inc.* (Food Products)	70	3,108
Tyson Foods, Inc.—Class A (Food Products)	367	26,226
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	479	9,081
US Foods Holding Corp.* (Food & Staples Retailing)	276	9,478
VF Corp. (Textiles, Apparel & Luxury Goods)	400	32,080

See accompanying notes to the financial statements.

94 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Whirlpool Corp. (Household Durables)	78	$17,280
Zynga, Inc.* (Entertainment)	1,259	12,716
TOTAL COMMON STOCKS (Cost $1,296,885)		4,158,034

Repurchase Agreements(a)(b) (23.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $1,243,000	$1,243,000	$1,243,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,243,000)		1,243,000
TOTAL INVESTMENT SECURITIES (Cost $2,539,885)—100.2%		$5,401,034
Net other assets (liabilities)—(0.2)%		(9,954)
NET ASSETS—100.0%		$5,391,080

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $857,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	8/23/21	0.59%	$1,740,566	$19,958
Dow Jones U.S. Consumer Goods Index	UBS AG	8/23/21	0.44%	2,187,658	25,966
				$3,928,224	$45,924

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Goods UltraSector ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Auto Components	$112,095	2.1%
Automobiles	832,283	15.4%
Beverages	698,140	12.9%
Distributors	46,737	0.9%
Entertainment	175,575	3.3%
Food & Staples Retailing	17,084	0.3%
Food Products	478,781	8.9%
Household Durables	191,588	3.6%
Household Products	633,049	11.7%
Leisure Products	84,230	1.6%
Machinery	39,607	0.7%
Personal Products	104,769	1.9%
Textiles, Apparel & Luxury Goods	439,582	8.2%
Tobacco	304,514	5.6%
Other**	1,233,046	22.9%
Total	$5,391,080	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 95

Common Stocks (77.4%)

	Shares	Value
Aaron's Co., Inc. (The) (Specialty Retail)	369	$10,653
Advance Auto Parts, Inc. (Specialty Retail)	710	150,563
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,591	229,120
Alaska Air Group, Inc.* (Airlines)	1,349	78,282
Albertsons Cos., Inc.—Class A (Food & Staples Retailing)	505	10,908
Altice USA, Inc.* (Media)	2,493	76,610
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4,645	15,456,656
AMERCO (Road & Rail)	97	57,032
American Airlines Group, Inc.* (Airlines)	6,949	141,621
AmerisourceBergen Corp. (Health Care Providers & Services)	1,602	195,716
Aramark (Hotels, Restaurants & Leisure)	2,763	97,064
AutoNation, Inc.* (Specialty Retail)	583	70,735
AutoZone, Inc.* (Specialty Retail)	235	381,539
Best Buy Co., Inc. (Specialty Retail)	2,415	271,325
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,486	75,251
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	445	969,326
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	874	49,818
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	661	98,820
Burlington Stores, Inc.* (Specialty Retail)	722	241,726
Cable One, Inc. (Media)	59	111,391
Cardinal Health, Inc. (Health Care Providers & Services)	3,144	186,691
CarMax, Inc.* (Specialty Retail)	1,768	236,824
Carnival Corp.*—Class A (Hotels, Restaurants & Leisure)	8,649	187,251
Carvana Co.* (Specialty Retail)	702	236,967
Casey's General Stores, Inc. (Food & Staples Retailing)	400	79,084
Charter Communications, Inc.*—Class A (Media)	1,493	1,110,867
Chegg, Inc.* (Diversified Consumer Services)	1,539	136,402
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	305	568,349
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	313	37,529
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	375	69,675
Comcast Corp.—Class A (Media)	49,678	2,922,556
Copart, Inc.* (Commercial Services & Supplies)	2,256	331,632
Costco Wholesale Corp. (Food & Staples Retailing)	4,790	2,058,359
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	257	34,998
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,417	206,712
Delta Air Lines, Inc.* (Airlines)	6,930	276,507
Dick's Sporting Goods, Inc. (Specialty Retail)	711	74,044
Discovery, Inc.*(a) (Media)	1,827	53,001
Discovery, Inc.*—Class C (Media)	3,254	88,216
DISH Network Corp.*—Class A (Media)	2,691	112,726
Dollar General Corp. (Multiline Retail)	2,559	595,326
Dollar Tree, Inc.* (Multiline Retail)	2,513	250,772
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	420	220,706
DraftKings, Inc.*—Class A (Hotels, Restaurants & Leisure)	3,519	170,672
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	1,533	246,614
Five Below, Inc.* (Specialty Retail)	606	117,819
Floor & Decor Holdings, Inc.* (Specialty Retail)	1,137	138,725
Foot Locker, Inc. (Specialty Retail)	1,119	63,850
Fox Corp.—Class A (Media)	3,543	126,343
Fox Corp.—Class B (Media)	1,646	54,713
frontdoor, Inc.*—Class A (Diversified Consumer Services)	928	45,416
Grand Canyon Education, Inc.* (Diversified Consumer Services)	503	46,462
H&R Block, Inc. (Diversified Consumer Services)	1,966	48,265
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	3,018	396,716
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)	410	32,747
IAA, Inc.* (Commercial Services & Supplies)	1,460	88,301
IHS Markit, Ltd. (Professional Services)	4,060	474,370
JetBlue Airways Corp.* (Airlines)	3,431	50,744
Kohl's Corp. (Multiline Retail)	1,692	85,954
L Brands, Inc. (Specialty Retail)	2,867	229,561
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	3,559	150,724
Liberty Broadband Corp.*—Class A (Media)	252	43,261
Liberty Broadband Corp.*—Class C (Media)	1,736	308,123
Liberty Media Corp-Liberty Formula One*— Class A (Entertainment)	279	11,567
Liberty Media Corp-Liberty Formula One*— Class C (Entertainment)	2,205	103,481
Liberty Media Corp-Liberty SiriusXM*—Class A (Media)	873	40,760
Liberty Media Corp-Liberty SiriusXM*—Class C (Media)	1,847	85,331
Lithia Motors, Inc.—Class A (Specialty Retail)	323	121,842
Live Nation Entertainment, Inc.* (Entertainment)	1,565	123,463
LiveRamp Holdings, Inc.* (IT Services)	741	29,647
LKQ Corp.* (Distributors)	3,012	152,859
Lowe's Cos., Inc. (Specialty Retail)	7,657	1,475,427
Lyft, Inc.* (Road & Rail)	2,779	153,734
Marriott International, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,893	422,341
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	462	68,085
McDonald's Corp. (Hotels, Restaurants & Leisure)	8,085	1,962,309
MGM Resorts International (Hotels, Restaurants & Leisure)	4,411	165,545
Murphy USA, Inc. (Specialty Retail)	271	39,975
National Vision Holdings, Inc.* (Specialty Retail)	881	47,556
Netflix, Inc.* (Entertainment)	4,805	2,486,924
News Corp.—Class A (Media)	4,238	104,382
News Corp.—Class B (Media)	1,319	31,010
Nexstar Media Group, Inc.—Class A (Media)	463	68,093

See accompanying notes to the financial statements.

96 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	4,008	$96,312
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	615	57,257
Omnicom Group, Inc. (Media)	2,330	169,671
O'Reilly Automotive, Inc.* (Specialty Retail)	755	455,899
Penske Automotive Group, Inc. (Specialty Retail)	351	31,099
Petco Health & Wellness Co., Inc.* (Specialty Retail)	784	16,174
Pinterest, Inc.*—Class A (Interactive Media & Services)	5,930	349,276
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	901	67,782
Qurate Retail, Inc.—Class A (Internet & Direct Marketing Retail)	4,111	48,756
RH* (Specialty Retail)	182	120,863
Roku, Inc.* (Household Durables)	1,247	534,103
Rollins, Inc. (Commercial Services & Supplies)	2,400	91,992
Ross Stores, Inc. (Specialty Retail)	3,863	473,951
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	2,373	182,413
Service Corp. International (Diversified Consumer Services)	1,823	113,919
Sirius XM Holdings, Inc. (Media)	12,412	80,306
Southwest Airlines Co.* (Airlines)	6,408	323,732
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,279	31,438
Starbucks Corp. (Hotels, Restaurants & Leisure)	12,768	1,550,417
Sysco Corp. (Food & Staples Retailing)	5,541	411,142
Target Corp. (Multiline Retail)	5,360	1,399,227
TEGNA, Inc. (Media)	2,391	42,369
Terminix Global Holdings, Inc.* (Diversified Consumer Services)	1,392	73,080
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	711	65,533
The Gap, Inc. (Specialty Retail)	2,249	65,603
The Home Depot, Inc. (Specialty Retail)	11,522	3,781,405
The Interpublic Group of Cos., Inc. (Media)	4,262	150,704
The Kroger Co. (Food & Staples Retailing)	8,202	333,821
The Madison Square Garden Co.*—Class A (Entertainment)	189	30,758
The New York Times Co.—Class A (Media)	1,573	68,866
The TJX Cos., Inc. (Specialty Retail)	13,068	899,209
The Walt Disney Co.* (Entertainment)	19,688	3,465,482
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,918	44,517
Tractor Supply Co. (Specialty Retail)	1,248	225,801
TripAdvisor, Inc.* (Interactive Media & Services)	1,062	40,303
Uber Technologies, Inc.* (Road & Rail)	16,022	696,317
Ulta Beauty, Inc.* (Specialty Retail)	593	199,129
United Airlines Holdings , Inc.* (Airlines)	3,505	163,754
Vail Resorts, Inc.* (Hotels, Restaurants & Leisure)	435	132,762
ViacomCBS, Inc.—Class A (Media)	88	3,919
ViacomCBS, Inc.—Class B (Media)	6,562	268,583
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,773	366,497
Walmart, Inc. (Food & Staples Retailing)	14,878	2,120,859
Warner Music Group Corp.—Class A (Entertainment)	1,013	38,281
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	800	193,088
Williams-Sonoma, Inc. (Specialty Retail)	825	125,153
World Wrestling Entertainment, Inc.—Class A (Entertainment)	490	24,196
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,013	72,997
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	1,141	112,195
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	3,227	423,996
ZoomInfo Technologies, Inc.*—Class A (Interactive Media & Services)	1,118	60,093
TOTAL COMMON STOCKS (Cost $29,159,686)		60,358,060

Repurchase Agreements(b)(c) (24.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $19,296,000	$19,296,000	$19,296,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,296,000)		19,296,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	50,809	$50,809
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $50,809)		50,809
TOTAL INVESTMENT SECURITIES (Cost $48,506,495)—102.3%		79,704,869
Net other assets (liabilities)—(2.3)%		(1,824,075)
NET ASSETS—100.0%		$77,880,794

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2021. The total value of securities on loan as of July 31, 2021 was $47,547.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $11,062,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2021.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 97

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	8/23/21	0.59%	$27,503,931	$(839,878)
Dow Jones U.S. Consumer Services Index	UBS AG	8/23/21	0.44%	28,970,658	(927,793)
				$56,474,589	$(1,767,671)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Services UltraSector ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Airlines	$1,034,640	1.3%
Commercial Services & Supplies	511,925	0.6%
Distributors	152,859	0.2%
Diversified Consumer Services	562,364	0.7%
Entertainment	6,284,152	8.1%
Food & Staples Retailing	5,487,359	7.0%
Health Care Providers & Services	382,407	0.5%
Hotels, Restaurants & Leisure	7,819,285	10.0%
Household Durables	534,103	0.7%
Interactive Media & Services	449,672	0.6%
Internet & Direct Marketing Retail	16,914,440	21.8%
IT Services	29,647	NM
Media	6,121,801	7.8%
Multiline Retail	2,388,536	3.1%
Professional Services	474,370	0.6%
Road & Rail	907,083	1.2%
Specialty Retail	10,303,417	13.2%
Other**	17,522,734	22.6%
Total	$77,880,794	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

98 :: Europe 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (99.9%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	2,030	$127,849
ArcelorMittal SANYS—Class A (Metals & Mining)	3,046	107,341
Argenx SE*ADR (Biotechnology)	140	42,620
Ascendis Pharma A/S*ADR (Biotechnology)	420	49,640
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	385	295,196
AstraZeneca PLCADR (Pharmaceuticals)	2,100	120,205
Banco Santander S.A.ADR (Banks)	28,215	103,549
Barclays PLCADR (Banks)	9,452	92,535
BioNTech SE*ADR (Biotechnology)	455	149,399
BP PLCADR (Oil, Gas & Consumable Fuels)	4,691	113,428
British American Tobacco PLCADR (Tobacco)	2,871	107,519
Diageo PLCADR (Beverages)	700	138,747
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	5,286	103,394
GlaxoSmithKline PLCADR (Pharmaceuticals)	2,345	94,128
HSBC Holdings PLCADR (Banks)	4,656	128,367
ING Groep N.V.ADR (Banks)	8,156	104,397
Jumia Technologies AG*ADR (Internet & Direct Marketing Retail)	1,400	30,604
National Grid PLCADR (Multi-Utilities)	1,365	87,797
Nokia Corp.*ADR (Communications Equipment)	17,188	104,503
NOVO Nordisk A/SADR (Pharmaceuticals)	1,855	171,773
RELX PLCADR (Professional Services)	3,396	100,623
Rio Tinto PLCADR (Metals & Mining)	1,785	154,063
Royal Dutch Shell PLCADR—Class A (Oil, Gas & Consumable Fuels)	3,921	159,271
Ryanair Holdings PLC*ADR (Airlines)	630	68,695
SanofiADR (Pharmaceuticals)	2,135	110,081
SAP SEADR (Software)	1,190	171,027
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	6,616	76,282
Tenaris S.A.ADR (Energy Equipment & Services)	3,746	76,568
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	2,941	128,315
Vodafone Group PLCADR (Wireless Telecommunication Services)	4,936	80,605
TOTAL COMMON STOCKS (Cost $2,122,926)		3,398,521

Collateral for Securities Loaned(b) (2.9%)
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(c)	97,273	97,273
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $97,273)		97,273
TOTAL INVESTMENT SECURITIES (Cost $2,220,199)—102.7%		3,495,794
Net other assets (liabilities)—(2.8%)		(93,833)
NET ASSETS—100.0%		$3,401,961

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2021. The total value of securities on loan as of July 31, 2021 was $92,812.
(b)	Securities were purchased with cash collateral held from securities on loan at July 31, 2021.
(c)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2021.
NYS	New York Shares
ADR	American Depositary Receipt

Europe 30 ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Airlines	$68,695	2.0%
Banks	428,847	12.6%
Beverages	266,596	7.8%
Biotechnology	241,659	7.1%
Communications Equipment	180,786	5.3%
Energy Equipment & Services	76,568	2.2%
Internet & Direct Marketing Retail	30,604	0.9%
Metals & Mining	261,404	7.7%
Multi-Utilities	87,797	2.6%
Oil, Gas & Consumable Fuels	504,409	14.9%
Pharmaceuticals	496,186	14.6%
Professional Services	100,624	2.9%
Semiconductors & Semiconductor Equipment	295,195	8.7%
Software	171,027	5.0%
Tobacco	107,519	3.2%
Wireless Telecommunication Services	80,605	2.4%
Other**	3,440	0.1%
Total	$3,401,961	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of July 31, 2021:

	Value	% of Net Assets
Belgium	$127,849	3.8%
Denmark	221,413	6.5%
Finland	104,503	3.1%
France	238,396	7.0%
Germany	351,030	10.3%
Ireland	68,695	2.0%
Luxembourg	183,909	5.4%
Netherlands	601,484	17.7%
Norway	103,394	3.0%
Spain	103,549	3.0%
Sweden	76,282	2.2%
United Kingdom	1,218,017	35.9%
Other**	3,440	0.1%
Total	$3,401,961	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 99

Repurchase Agreements(a)(b) (102.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $1,270,000	$1,270,000	$1,270,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,270,000)		1,270,000
TOTAL INVESTMENT SECURITIES (Cost $1,270,000)—102.2%		1,270,000
Net other assets (liabilities)—(2.2)%		(27,772)
NET ASSETS—100.0%		$1,242,228

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $319,000.

As of July 31, 2021, the Falling U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$8,401	British pound	6,066	8/6/21	$8,430	$(29)
U.S. dollar	6,020	Canadian dollar	7,525	8/6/21	6,033	(13)
U.S. dollar	35,315	Euro	29,869	8/6/21	35,432	(117)
U.S. dollar	8,203	Japanese yen	903,263	8/6/21	8,235	(32)
U.S. dollar	2,469	Swedish krona	21,314	8/6/21	2,477	(8)
U.S. dollar	2,618	Swiss franc	2,386	8/6/21	2,635	(17)
Total Short Contracts	$63,026				$63,242	$(216)

Long:
British pound	47,942	U.S. dollar	$66,155	8/6/21	$66,631	$476
Canadian dollar	70,537	U.S. dollar	56,600	8/6/21	56,547	(53)
Euro	233,777	U.S. dollar	276,055	8/6/21	277,316	1,261
Japanese yen	5,290,559	U.S. dollar	47,803	8/6/21	48,234	431
Swedish krona	107,284	U.S. dollar	12,442	8/6/21	12,468	26
Swiss franc	12,327	U.S. dollar	13,337	8/6/21	13,612	275
Total Long Contracts			$472,392		$474,808	$2,416

As of July 31, 2021, the Falling U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	64,522	U.S. dollar	$88,999	8/6/21	$89,673	$674
Canadian dollar	77,915	U.S. dollar	62,446	8/6/21	62,462	16
Euro	399,286	U.S. dollar	471,448	8/6/21	473,649	2,201
Japanese yen	14,148,056	U.S. dollar	127,803	8/6/21	128,988	1,185
Swedish krona	362,846	U.S. dollar	42,059	8/6/21	42,167	108
Swiss franc	30,562	U.S. dollar	33,075	8/6/21	33,749	674
Total Long Contracts			$825,830		$830,688	$4,858
				Total unrealized appreciation		$7,327
				Total unrealized (depreciation)		(269)
			Total net unrealized appreciation/(depreciation)			$7,058

See accompanying notes to the financial statements.

100 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (79.4%)

	Shares	Value
Affiliated Managers Group, Inc. (Capital Markets)	59	$9,348
Aflac, Inc. (Insurance)	886	48,730
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	733	11,633
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	192	38,657
Alleghany Corp.* (Insurance)	19	12,599
Ally Financial, Inc. (Consumer Finance)	520	26,707
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	192	9,660
American Express Co. (Consumer Finance)	912	155,524
American Financial Group, Inc. (Insurance)	98	12,396
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	384	16,128
American International Group, Inc. (Insurance)	1,203	56,962
American Tower Corp. (Equity Real Estate Investment Trusts)	638	180,427
Americold Realty Trust (Equity Real Estate Investment Trusts)	353	13,714
Ameriprise Financial, Inc. (Capital Markets)	161	41,467
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	1,956	16,605
Aon PLC (Insurance)	315	81,910
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	218	11,476
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts)	207	1,441
Apollo Global Management, Inc. (Capital Markets)	296	17,423
Arch Capital Group, Ltd.* (Insurance)	565	22,035
Ares Management Corp.—Class A (Capital Markets)	154	11,028
Arthur J. Gallagher & Co. (Insurance)	287	39,982
Assurant, Inc. (Insurance)	85	13,414
Athene Holding, Ltd.* (Insurance)	175	11,309
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	196	44,655
Axis Capital Holdings, Ltd. (Insurance)	112	5,697
Bank of America Corp. (Banks)	10,568	405,387
Bank OZK (Banks)	169	6,880
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	2,656	739,139
BlackRock, Inc.—Class A (Capital Markets)	198	171,700
Blackstone Group, Inc.—Class A (Capital Markets)	959	110,544
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	204	6,614
BOK Financial Corp. (Banks)	41	3,444
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	198	23,241
Brighthouse Financial, Inc.* (Insurance)	121	5,210
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	416	9,576
Brown & Brown, Inc. (Insurance)	327	17,789
Camden Property Trust (Equity Real Estate Investment Trusts)	137	20,466
Capital One Financial Corp. (Consumer Finance)	633	102,356
Cboe Global Markets, Inc. (Capital Markets)	149	17,652
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	470	45,336
Chubb, Ltd. (Insurance)	630	106,307
Cincinnati Financial Corp. (Insurance)	209	24,637
Citigroup, Inc. (Banks)	2,897	195,895
Citizens Financial Group, Inc. (Banks)	597	25,170
CME Group, Inc. (Capital Markets)	503	106,701
CNA Financial Corp. (Insurance)	38	1,672
Coinbase Global, Inc.*—Class A (Capital Markets)	37	8,753
Comerica, Inc. (Banks)	196	13,457
Commerce Bancshares, Inc. (Banks)	149	10,539
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	61	8,431
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	154	4,534
CoStar Group, Inc.* (Professional Services)	561	49,845
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	206	8,182
Credit Acceptance Corp.* (Consumer Finance)	16	7,756
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	605	116,820
CubeSmart (Equity Real Estate Investment Trusts)	282	14,004
Cullen/Frost Bankers, Inc. (Banks)	79	8,478
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	172	12,258
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	394	60,740
Discover Financial Services (Consumer Finance)	427	53,085
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	231	7,715
Duke Realty Corp. (Equity Real Estate Investment Trusts)	526	26,763
East West Bancorp, Inc. (Banks)	198	14,088
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	56	9,868
Enstar Group, Ltd.* (Insurance)	18	4,626
Equinix, Inc. (Equity Real Estate Investment Trusts)	126	103,373
Equitable Holdings, Inc. (Diversified Financial Services)	538	16,608
Equity Commonwealth (Equity Real Estate Investment Trusts)	167	4,390
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	238	19,944
Equity Residential (Equity Real Estate Investment Trusts)	484	40,719
Erie Indemnity Co.—Class A (Insurance)	35	6,471
Essent Group, Ltd. (Thrifts & Mortgage Finance)	159	7,182
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	91	29,857
Everest Re Group, Ltd. (Insurance)	56	14,158
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	188	32,738
F.N.B. Corp. (Banks)	446	5,111
FactSet Research Systems, Inc. (Capital Markets)	53	18,936

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 101

Common Stocks, continued

	Shares	Value
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	99	$11,635
Federated Hermes, Inc.—Class B (Capital Markets)	129	4,185
Fifth Third Bancorp (Banks)	986	35,782
First American Financial Corp. (Insurance)	153	10,298
First Citizens BancShares, Inc.—Class A (Banks)	11	8,608
First Financial Bankshares, Inc. (Banks)	199	9,719
First Horizon Corp. (Banks)	772	11,923
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	180	9,860
First Republic Bank (Banks)	247	48,170
FirstCash, Inc. (Consumer Finance)	59	4,673
FNF Group (Insurance)	404	18,022
Franklin Resources, Inc. (Capital Markets)	380	11,229
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	306	14,486
Glacier Bancorp, Inc. (Banks)	134	6,909
Globe Life, Inc. (Insurance)	132	12,291
Green Dot Corp.*—Class A (Consumer Finance)	76	3,501
Hartford Financial Services Group, Inc. (Insurance)	501	31,874
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	197	6,280
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	305	8,720
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	753	27,838
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	145	6,915
Home BancShares, Inc. (Banks)	210	4,448
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	987	15,723
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	208	5,670
Huntington Bancshares, Inc. (Banks)	2,065	29,075
Interactive Brokers Group, Inc. (Capital Markets)	113	6,990
Intercontinental Exchange, Inc. (Capital Markets)	788	94,426
Invesco, Ltd. (Capital Markets)	528	12,873
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	793	32,259
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	404	17,679
Janus Henderson Group PLC (Capital Markets)	240	10,042
JBG Smith Properties (Equity Real Estate Investment Trusts)	155	5,058
Jefferies Financial Group, Inc. (Diversified Financial Services)	280	9,293
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	73	16,248
JPMorgan Chase & Co. (Banks)	4,243	644,002
Kemper Corp. (Insurance)	84	5,545
KeyCorp (Banks)	1,356	26,659
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	149	10,321
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	607	12,947
KKR & Co., Inc. (Capital Markets)	815	51,964
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	121	12,899
Lazard, Ltd.—Class A (Capital Markets)	159	7,505
LendingTree, Inc.* (Thrifts & Mortgage Finance)	16	3,124
Lexington Realty Trust (Equity Real Estate Investment Trusts)	388	5,102
Life Storage, Inc. (Equity Real Estate Investment Trusts)	109	12,792
Lincoln National Corp. (Insurance)	251	15,467
Loews Corp. (Insurance)	312	16,733
LPL Financial Holdings, Inc. (Capital Markets)	112	15,796
M&T Bank Corp. (Banks)	179	23,959
Markel Corp.* (Insurance)	19	22,917
MarketAxess Holdings, Inc. (Capital Markets)	53	25,184
Marsh & McLennan Cos., Inc. (Insurance)	711	104,674
Mastercard, Inc.—Class A (IT Services)	1,227	473,548
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	821	17,266
Mercury General Corp. (Insurance)	36	2,190
MetLife, Inc. (Insurance)	1,043	60,181
MGIC Investment Corp. (Thrifts & Mortgage Finance)	474	6,560
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	159	30,703
Moody's Corp. (Capital Markets)	227	85,352
Morgan Stanley (Capital Markets)	2,086	200,213
Morningstar, Inc. (Capital Markets)	30	7,579
MSCI, Inc.—Class A (Capital Markets)	117	69,727
Nasdaq, Inc. (Capital Markets)	161	30,064
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	64	4,367
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	248	12,120
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	652	6,364
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	650	7,657
Northern Trust Corp. (Capital Markets)	293	33,065
Old Republic International Corp. (Insurance)	394	9,716
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	329	11,936
Onemain Holdings, Inc. (Consumer Finance)	130	7,930
Opendoor Technologies, Inc.* (Real Estate Management & Development)	476	7,054
People's United Financial, Inc. (Banks)	598	9,389
Physicians Realty Trust (Equity Real Estate Investment Trusts)	299	5,666
Pinnacle Financial Partners, Inc. (Banks)	108	9,678
Popular, Inc. (Banks)	113	8,222
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	94	4,882
Primerica, Inc. (Insurance)	55	8,042
Principal Financial Group, Inc. (Insurance)	353	21,932
PROG Holdings, Inc.* (Consumer Finance)	94	4,114
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,037	132,778
Prosperity Bancshares, Inc. (Banks)	130	8,865

See accompanying notes to the financial statements.

102 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Prudential Financial, Inc. (Insurance)	552	$55,355
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	28	4,303
Public Storage (Equity Real Estate Investment Trusts)	213	66,559
Radian Group, Inc. (Thrifts & Mortgage Finance)	265	5,984
Raymond James Financial, Inc. (Capital Markets)	171	22,141
Rayonier, Inc. (Equity Real Estate Investment Trusts)	193	7,278
Realty Income Corp. (Equity Real Estate Investment Trusts)	524	36,832
Regency Centers Corp. (Equity Real Estate Investment Trusts)	223	14,586
Regions Financial Corp. (Banks)	1,346	25,911
Reinsurance Group of America, Inc. (Insurance)	95	10,467
RenaissanceRe Holdings, Ltd. (Insurance)	71	10,841
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	188	11,566
RLI Corp. (Insurance)	56	6,069
Rocket Cos., Inc.—Class A (Thrifts & Mortgage Finance)	189	3,258
S&P Global, Inc. (Capital Markets)	339	145,336
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	301	5,596
Santander Consumer USA Holdings, Inc. (Consumer Finance)	98	4,021
SBA Communications Corp. (Equity Real Estate Investment Trusts)	153	52,171
SEI Investments Co. (Capital Markets)	166	10,093
Selective Insurance Group, Inc. (Insurance)	84	6,833
Signature Bank (Banks)	81	18,385
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	461	58,326
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	98	7,297
SLM Corp. (Consumer Finance)	450	8,474
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	161	8,085
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	399	10,386
State Street Corp. (Capital Markets)	487	42,437
Stifel Financial Corp. (Capital Markets)	149	9,914
STORE Capital Corp. (Equity Real Estate Investment Trusts)	339	12,268
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	157	30,789
SVB Financial Group* (Banks)	79	43,447
Synchrony Financial (Consumer Finance)	758	35,641
Synovus Financial Corp. (Banks)	208	8,507
T. Rowe Price Group, Inc. (Capital Markets)	319	65,127
TFS Financial Corp. (Thrifts & Mortgage Finance)	64	1,247
The Allstate Corp. (Insurance)	420	54,621
The Bank of New York Mellon Corp. (Capital Markets)	1,129	57,952
The Carlyle Group, Inc. (Capital Markets)	163	8,227
The Charles Schwab Corp. (Capital Markets)	2,102	142,831
The Goldman Sachs Group, Inc. (Capital Markets)	477	178,818
The Hanover Insurance Group, Inc. (Insurance)	51	6,931
The Howard Hughes Corp.* (Real Estate Management & Development)	63	5,841
The PNC Financial Services Group, Inc. (Banks)	594	108,352
The Progressive Corp. (Insurance)	820	78,031
The Travelers Cos., Inc. (Insurance)	352	52,420
Tradeweb Markets, Inc.—Class A (Capital Markets)	147	12,749
Truist Financial Corp. (Banks)	1,886	102,655
U.S. Bancorp (Banks)	1,897	105,359
UDR, Inc. (Equity Real Estate Investment Trusts)	417	22,931
UMB Financial Corp. (Banks)	61	5,710
Umpqua Holdings Corp. (Banks)	307	5,793
United Bankshares, Inc. (Banks)	187	6,459
Unum Group (Insurance)	283	7,754
Upstart Holdings, Inc.* (Consumer Finance)	25	3,019
UWM Holdings Corp. (Thrifts & Mortgage Finance)	72	549
Valley National Bancorp (Banks)	566	7,296
Ventas, Inc. (Equity Real Estate Investment Trusts)	526	31,444
VEREIT, Inc. (Equity Real Estate Investment Trusts)	322	15,768
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	752	23,455
Virtu Financial, Inc.—Class A (Capital Markets)	109	2,806
Visa, Inc.—Class A (IT Services)	2,371	584,191
Vornado Realty Trust (Equity Real Estate Investment Trusts)	219	9,527
Voya Financial, Inc. (Diversified Financial Services)	170	10,948
W.R. Berkley Corp. (Insurance)	197	14,414
Webster Financial Corp. (Banks)	127	6,109
Wells Fargo & Co. (Banks)	5,792	266,084
Welltower, Inc. (Equity Real Estate Investment Trusts)	585	50,813
Western Alliance Bancorp (Banks)	146	13,552
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,049	35,383
White Mountains Insurance Group, Ltd. (Insurance)	5	5,658
Willis Towers Watson PLC (Insurance)	180	37,094
Wintrust Financial Corp. (Banks)	80	5,712
WP Carey, Inc. (Equity Real Estate Investment Trusts)	251	20,253
Zions Bancorp (Banks)	228	11,890
TOTAL COMMON STOCKS (Cost $5,715,560)		9,658,453

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 103

Repurchase Agreements(a)(b) (19.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $2,390,000	$2,390,000	$2,390,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,390,000)		2,390,000
TOTAL INVESTMENT SECURITIES (Cost $8,105,560)—99.0%		12,048,453
Net other assets (liabilities)—1.0%		126,425
NET ASSETS—100.0%		$12,174,878

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $1,646,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	8/23/21	0.59%	$1,920,067	$11,576
Dow Jones U.S. Financials Index	UBS AG	8/23/21	0.74%	6,667,665	36,102
				$8,587,732	$47,678

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Banks	$2,315,079	18.9%
Capital Markets	1,878,177	15.5%
Consumer Finance	416,801	3.4%
Diversified Financial Services	775,987	6.4%
Equity Real Estate Investment Trusts	1,830,909	15.1%
Insurance	1,172,274	9.7%
IT Services	1,057,739	8.7%
Mortgage Real Estate Investment Trusts	51,602	0.4%
Professional Services	49,845	0.4%
Real Estate Management & Development	74,479	0.6%
Thrifts & Mortgage Finance	35,561	0.3%
Other**	2,516,425	20.6%
Total	$12,174,878	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

104 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (76.2%)

	Shares	Value
10X Genomics, Inc.*—Class A (Life Sciences Tools & Services)	436	$79,888
1Life Healthcare, Inc.* (Health Care Providers & Services)	461	12,465
Abbott Laboratories (Health Care Equipment & Supplies)	10,468	1,266,419
AbbVie, Inc. (Biotechnology)	10,405	1,210,103
ABIOMED, Inc.* (Health Care Equipment & Supplies)	267	87,346
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	528	32,588
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	688	14,881
Acceleron Pharma, Inc.* (Biotechnology)	311	38,894
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,788	273,975
Agios Pharmaceuticals, Inc.* (Biotechnology)	301	14,475
Align Technology, Inc.* (Health Care Equipment & Supplies)	424	295,019
Alkermes PLC* (Biotechnology)	943	24,395
Allogene Therapeutics, Inc.* (Biotechnology)	391	8,582
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	693	124,005
Amedisys, Inc.* (Health Care Providers & Services)	193	50,300
American Well Corp.*—Class A (Health Care Technology)	343	3,996
Amgen, Inc. (Biotechnology)	3,385	817,613
Anthem, Inc. (Health Care Providers & Services)	1,443	554,126
Atea Pharmaceuticals, Inc.* (Biotechnology)	71	1,778
Avantor, Inc.* (Life Sciences Tools & Services)	3,051	114,657
Baxter International, Inc. (Health Care Equipment & Supplies)	2,961	229,033
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	1,714	438,356
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	50	2,279
Biogen, Inc.* (Biotechnology)	886	289,483
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,077	82,638
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	127	93,918
Bio-Techne Corp. (Life Sciences Tools & Services)	229	110,433
Bluebird Bio, Inc.* (Biotechnology)	397	10,088
Blueprint Medicines Corp.* (Biotechnology)	344	30,227
Boston Scientific Corp.* (Health Care Equipment & Supplies)	8,370	381,672
Bristol-Myers Squibb Co. (Pharmaceuticals)	13,160	893,169
Bruker Corp. (Life Sciences Tools & Services)	599	49,268
Catalent, Inc.* (Pharmaceuticals)	1,003	120,169
Centene Corp.* (Health Care Providers & Services)	3,434	235,607
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	295	120,041
Chemed Corp. (Health Care Providers & Services)	94	44,746
Cigna Corp. (Health Care Providers & Services)	2,021	463,799
Covetrus, Inc.* (Health Care Providers & Services)	586	14,920
CVS Health Corp. (Health Care Providers & Services)	7,755	638,701
Danaher Corp. (Health Care Equipment & Supplies)	3,739	1,112,315
DaVita, Inc.* (Health Care Providers & Services)	414	49,784
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,286	84,927
DexCom, Inc.* (Health Care Equipment & Supplies)	571	294,356
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	3,663	411,245
Elanco Animal Health, Inc.* (Pharmaceuticals)	2,786	101,605
Eli Lilly & Co. (Pharmaceuticals)	4,689	1,141,772
Emergent BioSolutions, Inc.* (Biotechnology)	269	17,727
Encompass Health Corp. (Health Care Providers & Services)	587	48,868
Exact Sciences Corp.* (Biotechnology)	1,011	109,026
Exelixis, Inc.* (Biotechnology)	1,845	31,088
FibroGen, Inc.* (Biotechnology)	499	6,487
Gilead Sciences, Inc. (Biotechnology)	7,387	504,458
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	458	38,092
GoodRx Holdings, Inc.*—Class A (Health Care Technology)	369	11,834
Guardant Health, Inc.* (Health Care Providers & Services)	506	55,559
Haemonetics Corp.* (Health Care Equipment & Supplies)	299	18,176
HCA Healthcare, Inc. (Health Care Providers & Services)	1,549	384,462
HealthEquity, Inc.* (Health Care Providers & Services)	490	36,250
Henry Schein, Inc.* (Health Care Providers & Services)	830	66,525
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	392	54,276
Hologic, Inc.* (Health Care Equipment & Supplies)	1,509	113,235
Horizon Therapeutics PLC* (Pharmaceuticals)	1,324	132,426
Humana, Inc. (Health Care Providers & Services)	759	323,228
ICU Medical, Inc.* (Health Care Equipment & Supplies)	117	23,785
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	502	340,622
Illumina, Inc.* (Life Sciences Tools & Services)	860	426,345
Incyte Corp.* (Biotechnology)	1,101	85,162
Insulet Corp.* (Health Care Equipment & Supplies)	390	109,079
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	418	30,259
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	697	691,048
Ionis Pharmaceuticals, Inc.* (Biotechnology)	829	30,789
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,129	279,653
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	354	60,010
Johnson & Johnson (Pharmaceuticals)	15,513	2,671,339
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	575	170,286
LHC Group, Inc.* (Health Care Providers & Services)	187	40,239

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 105

Common Stocks, continued

	Shares	Value
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	572	$25,151
Masimo Corp.* (Health Care Equipment & Supplies)	297	80,900
McKesson Corp. (Health Care Providers & Services)	932	189,970
Medtronic PLC (Health Care Equipment & Supplies)	7,926	1,040,763
Merck & Co., Inc. (Pharmaceuticals)	14,916	1,146,593
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	137	201,898
Moderna, Inc.* (Biotechnology)	1,798	635,773
Molina Healthcare, Inc.* (Health Care Providers & Services)	344	93,915
Nektar Therapeutics* (Pharmaceuticals)	1,074	16,958
Neogen Corp.* (Health Care Equipment & Supplies)	632	27,530
Neurocrine Biosciences, Inc.* (Biotechnology)	557	51,918
Novavax, Inc.* (Biotechnology)	402	72,091
Novocure, Ltd.* (Health Care Equipment & Supplies)	506	77,929
NuVasive, Inc.* (Health Care Equipment & Supplies)	303	19,377
Oak Street Health, Inc.* (Health Care Providers & Services)	170	10,717
Organon & Co.* (Pharmaceuticals)	1,490	43,225
Penumbra, Inc.* (Health Care Equipment & Supplies)	199	52,980
Perrigo Co. PLC (Pharmaceuticals)	787	37,800
Pfizer, Inc. (Pharmaceuticals)	32,976	1,411,703
PPD, Inc.* (Life Sciences Tools & Services)	640	29,517
Premier, Inc. (Health Care Providers & Services)	417	14,862
Quest Diagnostics, Inc. (Health Care Providers & Services)	770	109,186
Quidel Corp.* (Health Care Equipment & Supplies)	229	32,397
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	617	354,534
Repligen Corp.* (Biotechnology)	301	73,956
ResMed, Inc. (Health Care Equipment & Supplies)	858	233,204
Royalty Pharma PLC—Class A (Pharmaceuticals)	508	19,406
Sarepta Therapeutics, Inc.* (Biotechnology)	470	31,857
Seagen, Inc.* (Biotechnology)	747	114,582
Signify Health, Inc.*—Class A (Health Care Providers & Services)	138	3,632
Sotera Health Co.* (Life Sciences Tools & Services)	434	10,286
STERIS PLC (Health Care Equipment & Supplies)	575	125,321
Stryker Corp. (Health Care Equipment & Supplies)	1,931	523,185
Syneos Health, Inc.* (Life Sciences Tools & Services)	597	53,533
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	370	40,208
Teladoc Health, Inc.* (Health Care Technology)	774	114,900
Teleflex, Inc. (Health Care Equipment & Supplies)	275	109,293
Tenet Healthcare Corp.* (Health Care Providers & Services)	629	45,187
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	289	121,892
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,315	1,250,123
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	374	29,856
United Therapeutics Corp.* (Biotechnology)	263	47,848
UnitedHealth Group, Inc. (Health Care Providers & Services)	5,559	2,291,530
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	460	73,789
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,525	307,410
Viatris, Inc. (Pharmaceuticals)	7,118	100,150
Vir Biotechnology, Inc.* (Biotechnology)	389	13,868
Waters Corp.* (Life Sciences Tools & Services)	364	141,891
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	434	178,691
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,228	200,680
Zoetis, Inc. (Pharmaceuticals)	2,797	566,952
TOTAL COMMON STOCKS (Cost $21,413,514)		31,981,306

Repurchase Agreements(a)(b) (23.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $9,633,000	$9,633,000	$9,633,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,633,000)		9,633,000
TOTAL INVESTMENT SECURITIES (Cost $31,046,514)—99.2%		41,614,306
Net other assets (liabilities)—0.8%		352,161
NET ASSETS—100.0%		$41,966,467

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $5,790,000.

See accompanying notes to the financial statements.

106 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Total Return Swap Agreements–Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	8/23/21	0.59%	$20,848,261	$68,031
Dow Jones U.S. Health Care Index	UBS AG	8/23/21	0.44%	10,110,990	31,813
				$30,959,251	$99,844

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Biotechnology	$5,185,592	12.3%
Health Care Equipment & Supplies	8,883,610	21.2%
Health Care Providers & Services	6,055,241	14.4%
Health Care Technology	130,730	0.3%
Life Sciences Tools & Services	3,262,856	7.8%
Pharmaceuticals	8,463,277	20.2%
Other**	9,985,161	23.8%
Total	$41,966,467	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 107

Common Stocks (59.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,357	$268,605
A.O. Smith Corp. (Building Products)	315	22,154
Accenture PLC—Class A (IT Services)	1,489	473,025
Acuity Brands, Inc. (Electrical Equipment)	84	14,732
ADT, Inc. (Commercial Services & Supplies)	359	3,766
AECOM* (Construction & Engineering)	344	21,658
Affirm Holdings, Inc.* (IT Services)	118	6,646
AGCO Corp. (Machinery)	145	19,156
Air Lease Corp. (Trading Companies & Distributors)	251	10,632
Allegion PLC (Building Products)	212	28,959
Allison Transmission Holdings, Inc. (Machinery)	256	10,217
Amcor PLC (Containers & Packaging)	3,610	41,731
AMETEK, Inc. (Electrical Equipment)	541	75,226
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	1,400	101,486
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	91	8,163
AptarGroup, Inc. (Containers & Packaging)	153	19,725
Armstrong World Industries, Inc. (Building Products)	113	12,224
Array Technologies, Inc.* (Electrical Equipment)	256	3,466
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	175	20,750
ASGN, Inc.* (Professional Services)	125	12,641
Automatic Data Processing, Inc. (IT Services)	997	209,001
Avery Dennison Corp. (Containers & Packaging)	194	40,872
Avnet, Inc. (Electronic Equipment, Instruments & Components)	234	9,669
Axon Enterprise, Inc.* (Aerospace & Defense)	151	28,089
Ball Corp. (Containers & Packaging)	770	62,277
Berry Global Group, Inc.* (Containers & Packaging)	316	20,316
Booz Allen Hamilton Holding Corp. (IT Services)	317	27,202
Broadridge Financial Solutions, Inc. (IT Services)	271	47,016
BWX Technologies, Inc. (Aerospace & Defense)	223	12,807
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	312	27,821
CACI International, Inc.*—Class A (IT Services)	54	14,416
Carlisle Cos., Inc. (Industrial Conglomerates)	122	24,673
Carrier Global Corp. (Building Products)	1,913	105,693
Caterpillar, Inc. (Machinery)	1,283	265,261
Cimpress PLC* (Commercial Services & Supplies)	45	4,601
Cintas Corp. (Commercial Services & Supplies)	208	81,989
Clarivate PLC* (Professional Services)	616	14,045
Clean Harbors, Inc.* (Commercial Services & Supplies)	117	11,115
Cognex Corp. (Electronic Equipment, Instruments & Components)	414	37,430
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	56	13,773
Colfax Corp.* (Machinery)	277	12,709
Concentrix Corp.* (IT Services)	98	16,046
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,814	75,934
Crane Co. (Machinery)	116	11,279
Crown Holdings, Inc. (Containers & Packaging)	315	31,424
CSX Corp. (Road & Rail)	5,322	172,007
Cummins, Inc. (Machinery)	343	79,610
Curtiss-Wright Corp. (Aerospace & Defense)	96	11,357
Deere & Co. (Machinery)	730	263,961
Donaldson Co., Inc. (Machinery)	296	19,592
Dover Corp. (Machinery)	337	56,319
Dun & Bradstreet Holdings, Inc.* (Professional Services)	323	6,770
Eagle Materials, Inc. (Construction Materials)	100	14,132
Eaton Corp. PLC (Electrical Equipment)	932	147,302
EMCOR Group, Inc. (Construction & Engineering)	128	15,592
Emerson Electric Co. (Electrical Equipment)	1,404	141,650
EnerSys (Electrical Equipment)	101	9,965
Equifax, Inc. (Professional Services)	284	74,011
Euronet Worldwide, Inc.* (IT Services)	123	17,567
Expeditors International of Washington, Inc. (Air Freight & Logistics)	395	50,659
Fastenal Co. (Trading Companies & Distributors)	1,346	73,721
FedEx Corp. (Air Freight & Logistics)	573	160,411
Fidelity National Information Services, Inc. (IT Services)	1,453	216,570
Fiserv, Inc.* (IT Services)	1,394	160,463
FleetCor Technologies, Inc.* (IT Services)	195	50,353
Flowserve Corp. (Machinery)	306	12,880
Fortive Corp. (Machinery)	793	57,619
Fortune Brands Home & Security, Inc. (Building Products)	325	31,678
FTI Consulting, Inc.* (Professional Services)	80	11,656
Gates Industrial Corp. PLC* (Machinery)	159	2,879
Generac Holdings, Inc.* (Electrical Equipment)	148	62,065
General Dynamics Corp. (Aerospace & Defense)	536	105,072
General Electric Co. (Industrial Conglomerates)	20,559	266,239
Genpact, Ltd. (IT Services)	407	20,273
Global Payments, Inc. (IT Services)	692	133,840
Graco, Inc. (Machinery)	397	30,998
Graphic Packaging Holding Co. (Containers & Packaging)	665	12,748
HEICO Corp. (Aerospace & Defense)	100	13,525
HEICO Corp.—Class A (Aerospace & Defense)	172	20,862
Hexcel Corp.* (Aerospace & Defense)	197	10,721
Honeywell International, Inc. (Industrial Conglomerates)	1,626	380,142
Howmet Aerospace, Inc.* (Aerospace & Defense)	917	30,096
Hubbell, Inc. (Electrical Equipment)	127	25,458
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	95	19,487
IDEX Corp. (Machinery)	179	40,578
Illinois Tool Works, Inc. (Machinery)	674	152,776
Ingersoll Rand, Inc.* (Machinery)	874	42,712
Insperity, Inc. (Professional Services)	84	8,320
International Paper Co. (Containers & Packaging)	918	53,023
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	84	18,325
Itron, Inc.* (Electronic Equipment, Instruments & Components)	105	10,355
ITT, Inc. (Machinery)	201	19,680
J.B. Hunt Transport Services, Inc. (Road & Rail)	196	33,016
Jabil, Inc. (Electronic Equipment, Instruments & Components)	314	18,696
Jack Henry & Associates, Inc. (IT Services)	175	30,466

See accompanying notes to the financial statements.

108 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Jacobs Engineering Group, Inc. (Construction & Engineering)	305	$41,251
Johnson Controls International PLC (Building Products)	1,680	119,986
Kansas City Southern (Road & Rail)	214	57,309
KBR, Inc. (IT Services)	332	12,848
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	431	70,921
Kirby Corp.* (Marine)	141	8,165
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	287	14,261
L3Harris Technologies, Inc. (Aerospace & Defense)	479	108,608
Landstar System, Inc. (Road & Rail)	90	14,130
Leidos Holdings, Inc. (IT Services)	312	33,203
Lennox International, Inc. (Building Products)	80	26,354
Lincoln Electric Holdings, Inc. (Machinery)	139	19,381
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	56	14,895
Lockheed Martin Corp. (Aerospace & Defense)	573	212,967
Louisiana-Pacific Corp. (Paper & Forest Products)	240	13,306
Macquarie Infrastructure Corp. (Transportation Infrastructure)	172	6,794
ManpowerGroup, Inc. (Professional Services)	128	15,178
Martin Marietta Materials, Inc. (Construction Materials)	146	53,042
Masco Corp. (Building Products)	594	35,468
MasTec, Inc.* (Construction & Engineering)	132	13,362
MAXIMUS, Inc. (IT Services)	143	12,727
Mercury Systems, Inc.* (Aerospace & Defense)	131	8,646
MSA Safety, Inc. (Commercial Services & Supplies)	85	13,981
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	111	9,898
National Instruments Corp. (Electronic Equipment, Instruments & Components)	308	13,586
Nielsen Holdings PLC (Professional Services)	840	19,900
Nikola Corp.*(a) (Machinery)	330	3,917
Nordson Corp. (Machinery)	126	28,492
Norfolk Southern Corp. (Road & Rail)	585	150,831
Northrop Grumman Corp. (Aerospace & Defense)	350	127,057
nVent Electric PLC (Electrical Equipment)	393	12,423
Old Dominion Freight Line, Inc. (Road & Rail)	224	60,290
Oshkosh Corp. (Machinery)	161	19,248
Otis Worldwide Corp. (Machinery)	944	84,535
Owens Corning (Building Products)	244	23,463
PACCAR, Inc. (Machinery)	813	67,471
Packaging Corp. of America (Containers & Packaging)	224	31,696
Parker-Hannifin Corp. (Machinery)	302	94,233
Paychex, Inc. (IT Services)	750	85,365
PayPal Holdings, Inc.* (IT Services)	2,751	757,982
Pentair PLC (Machinery)	390	28,731
PerkinElmer, Inc. (Life Sciences Tools & Services)	263	47,926
Quanta Services, Inc. (Construction & Engineering)	327	29,724
Raytheon Technologies Corp. (Aerospace & Defense)	3,549	308,586
Regal Beloit Corp. (Electrical Equipment)	96	14,134
Republic Services, Inc.—Class A (Commercial Services & Supplies)	493	58,351
Robert Half International, Inc. (Professional Services)	264	25,927
Rockwell Automation, Inc. (Electrical Equipment)	271	83,311
Roper Technologies, Inc. (Industrial Conglomerates)	246	120,870
Science Applications International Corp. (IT Services)	135	11,786
Sealed Air Corp. (Containers & Packaging)	357	20,260
Sensata Technologies Holding PLC* (Electrical Equipment)	370	21,689
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	217	6,313
Silgan Holdings, Inc. (Containers & Packaging)	185	7,496
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	104	18,177
Snap-on, Inc. (Machinery)	126	27,465
Sonoco Products Co. (Containers & Packaging)	235	14,991
Square, Inc.*—Class A (IT Services)	917	226,737
Stericycle, Inc.* (Commercial Services & Supplies)	216	15,239
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	773	113,994
Teledyne Technologies, Inc.* (Aerospace & Defense)	110	49,805
Tetra Tech, Inc. (Commercial Services & Supplies)	127	16,957
Textron, Inc. (Aerospace & Defense)	529	36,506
The Boeing Co.* (Aerospace & Defense)	1,287	291,480
The Middleby Corp.* (Machinery)	130	24,894
The Sherwin-Williams Co. (Chemicals)	561	163,268
The Timken Co. (Machinery)	160	12,720
The Toro Co. (Machinery)	250	28,435
The Western Union Co. (IT Services)	958	22,235
Trane Technologies PLC (Building Products)	561	114,225
TransDigm Group, Inc.* (Aerospace & Defense)	128	82,060
TransUnion (Professional Services)	448	53,787
Trex Co., Inc.* (Building Products)	270	26,217
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	588	50,274
TriNet Group, Inc.* (Professional Services)	94	7,800
Union Pacific Corp. (Road & Rail)	1,555	340,171
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,693	323,973
United Rentals, Inc.* (Trading Companies & Distributors)	169	55,694
Univar Solutions, Inc.* (Trading Companies & Distributors)	397	9,742
Valmont Industries, Inc. (Construction & Engineering)	49	11,611
Verisk Analytics, Inc.—Class A (Professional Services)	379	71,987
Vontier Corp. (Electronic Equipment, Instruments & Components)	395	12,778
Vulcan Materials Co. (Construction Materials)	311	55,977
W.W. Grainger, Inc. (Trading Companies & Distributors)	103	45,792

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 109

Common Stocks, continued

	Shares	Value
Waste Management, Inc. (Commercial Services & Supplies)	910	$134,917
Watsco, Inc. (Trading Companies & Distributors)	77	21,748
WESCO International, Inc.* (Trading Companies & Distributors)	1	106
Westinghouse Air Brake Technologies Corp. (Machinery)	416	35,306
WestRock Co. (Containers & Packaging)	624	30,707
WEX, Inc.* (IT Services)	105	19,922
Woodward, Inc. (Machinery)	137	16,654
XPO Logistics, Inc.* (Air Freight & Logistics)	238	33,008
Xylem, Inc. (Machinery)	421	52,983
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	125	69,060
TOTAL COMMON STOCKS (Cost $7,952,875)		11,840,293

Repurchase Agreements(b)(c) (31.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $6,258,000	$6,258,000	$6,258,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,258,000)		6,258,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	3,796	$3,796
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,796)		3,796
TOTAL INVESTMENT SECURITIES (Cost $14,214,671)—91.6%		18,102,089
Net other assets (liabilities)—8.4%		1,663,988
NET ASSETS—100.0%		$19,766,077

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2021. The total value of securities on loan as of July 31, 2021 was $3,466.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $2,823,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2021.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	8/23/21	0.59%	$8,119,737	$(27,338)
Dow Jones U.S. Industrials Index	UBS AG	8/23/21	0.44%	9,751,120	(38,161)
				$17,870,857	$(65,499)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Industrials UltraSector ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$1,477,730	7.5%
Air Freight & Logistics	595,872	3.0%
Building Products	546,422	2.8%
Chemicals	163,268	0.8%
Commercial Services & Supplies	340,916	1.7%
Construction & Engineering	133,198	0.7%
Construction Materials	123,151	0.6%
Containers & Packaging	387,267	2.0%
Electrical Equipment	617,734	3.1%
Electronic Equipment, Instruments & Components	651,926	3.3%
Industrial Conglomerates	1,060,529	5.4%
IT Services	2,605,688	13.1%
Life Sciences Tools & Services	47,927	0.3%
Machinery	1,642,690	8.3%
Marine	8,165	NM
Paper & Forest Products	13,306	0.1%
Professional Services	322,022	1.6%
Road & Rail	842,015	4.3%
Trading Companies & Distributors	253,673	1.3%
Transportation Infrastructure	6,794	NM
Other**	7,925,784	40.1%
Total	$19,766,077	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

110 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (75.4%)

	Shares	Value
Akamai Technologies, Inc.* (IT Services)	23,426	$2,809,246
Alphabet, Inc.*—Class A (Interactive Media & Services)	3,580	9,646,418
Alphabet, Inc.*—Class C (Interactive Media & Services)	3,390	9,167,984
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	5,017	16,694,520
Arista Networks, Inc.* (Communications Equipment)	7,781	2,959,815
Box, Inc.*—Class A (Software)	49,196	1,176,768
Bumble, Inc.*—Class A (Interactive Media & Services)	23,105	1,175,582
Ciena Corp.* (Communications Equipment)	32,906	1,913,155
Cisco Systems, Inc. (Communications Equipment)	145,564	8,059,878
Citrix Systems, Inc. (Software)	20,561	2,071,521
Cloudera, Inc.* (Software)	79,875	1,267,616
CommScope Holding Co., Inc.* (Communications Equipment)	65,456	1,385,049
Coupa Software, Inc.* (Software)	11,639	2,525,663
Datadog, Inc.*—Class A (Software)	30,659	3,393,951
DocuSign, Inc.* (Software)	17,629	5,254,147
Dropbox, Inc.* (Software)	65,445	2,060,863
eBay, Inc. (Internet & Direct Marketing Retail)	61,132	4,169,814
Etsy, Inc.* (Internet & Direct Marketing Retail)	17,334	3,180,962
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	17,958	2,888,903
Facebook, Inc.*—Class A (Interactive Media & Services)	39,109	13,934,538
Fastly, Inc.*—Class A (IT Services)	26,598	1,278,566
GoDaddy, Inc.*—Class A (IT Services)	28,866	2,420,414
Juniper Networks, Inc. (Communications Equipment)	69,502	1,955,786
Match Group, Inc.* (Interactive Media & Services)	26,987	4,298,219
Netflix, Inc.* (Entertainment)	15,755	8,154,315
Nutanix, Inc.*—Class A (Software)	50,170	1,807,123
Okta, Inc.* (IT Services)	15,040	3,726,762
PayPal Holdings, Inc.* (IT Services)	34,306	9,452,331
Pinterest, Inc.*—Class A (Interactive Media & Services)	56,280	3,314,892
Salesforce.com, Inc.* (Software)	33,993	8,223,927
Snap, Inc.* (Interactive Media & Services)	75,467	5,616,254
Snowflake, Inc.*—Class A (IT Services)	10,054	2,671,549
Teladoc Health, Inc.* (Health Care Technology)	18,603	2,761,615
Twitter, Inc.* (Interactive Media & Services)	71,228	4,968,153
Veeva Systems, Inc.*—Class A (Health Care Technology)	13,461	4,478,610
VeriSign, Inc.* (IT Services)	13,413	2,902,171
Vonage Holdings Corp.* (Diversified Telecommunication Services)	86,509	1,233,618
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	9,479	2,287,851
Workday, Inc.*—Class A (Software)	17,868	4,188,259
Zillow Group, Inc.*—Class A (Interactive Media & Services)	4,928	527,937
Zillow Group, Inc.*—Class C (Interactive Media & Services)	21,463	2,280,658
Zoom Video Communications, Inc.*—Class A (Software)	15,371	5,811,776
TOTAL COMMON STOCKS (Cost $77,443,176)		180,097,179

Repurchase Agreements(a)(b) (27.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $65,635,000	$65,635,000	$65,635,000
TOTAL REPURCHASE AGREEMENTS (Cost $65,635,000)		65,635,000
TOTAL INVESTMENT SECURITIES (Cost $143,078,176)—102.9%		245,732,179
Net other assets (liabilities)—(2.9)%		(6,826,514)
NET ASSETS—100.0%		$238,905,665

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $37,056,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	8/23/21	0.59%	$92,960,758	$(3,766,548)
Dow Jones Internet Composite Index	UBS AG	8/23/21	0.44%	85,202,243	(3,501,520)
				$178,163,001	$(7,268,068)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 111

Internet UltraSector ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Communications Equipment	$16,273,684	6.8%
Diversified Telecommunication Services	1,233,618	0.5%
Entertainment	8,154,315	3.4%
Health Care Technology	7,240,225	3.1%
Interactive Media & Services	54,930,634	22.9%
Internet & Direct Marketing Retail	29,222,050	12.3%
IT Services	25,261,039	10.6%
Software	37,781,614	15.8%
Other**	58,808,486	24.6%
Total	$238,905,665	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

112 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (99.9%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	1,730	$209,294
AbbVie, Inc. (Biotechnology)	2,153	250,394
ABIOMED, Inc.* (Health Care Equipment & Supplies)	76	24,863
Accenture PLC—Class A (IT Services)	584	185,525
Activision Blizzard, Inc. (Entertainment)	755	63,133
Adobe, Inc.* (Software)	788	489,844
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,003	212,699
Agilent Technologies, Inc. (Life Sciences Tools & Services)	362	55,469
Air Products & Chemicals, Inc. (Chemicals)	165	48,020
Akamai Technologies, Inc.* (IT Services)	173	20,746
Albemarle Corp. (Chemicals)	192	39,560
Align Technology, Inc.* (Health Care Equipment & Supplies)	119	82,800
Allegion PLC (Building Products)	63	8,606
Alphabet, Inc.*—Class A (Interactive Media & Services)	492	1,325,709
Alphabet, Inc.*—Class C (Interactive Media & Services)	469	1,268,373
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	704	2,342,624
American Tower Corp. (Equity Real Estate Investment Trusts)	383	108,312
American Water Works Co., Inc. (Water Utilities)	150	25,517
AMETEK, Inc. (Electrical Equipment)	189	26,280
Amgen, Inc. (Biotechnology)	475	114,732
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	613	44,437
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	264	44,199
ANSYS, Inc.* (Software)	144	53,058
Aon PLC (Insurance)	192	49,926
Apple, Inc. (Technology Hardware, Storage & Peripherals)	25,828	3,767,272
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,511	211,434
Aptiv PLC* (Auto Components)	299	49,888
Arista Networks, Inc.* (Communications Equipment)	90	34,236
Arthur J. Gallagher & Co. (Insurance)	147	20,479
Autodesk, Inc.* (Software)	363	116,570
Automatic Data Processing, Inc. (IT Services)	337	70,645
AutoZone, Inc.* (Specialty Retail)	16	25,977
Avery Dennison Corp. (Containers & Packaging)	55	11,587
Ball Corp. (Containers & Packaging)	349	28,227
Best Buy Co., Inc. (Specialty Retail)	184	20,672
Biogen, Inc.* (Biotechnology)	132	43,128
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	35	25,883
BlackRock, Inc.—Class A (Capital Markets)	161	139,614
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	24	52,278
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,918	130,175
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	457	221,828
Broadridge Financial Solutions, Inc. (IT Services)	98	17,002
Brown-Forman Corp.—Class B (Beverages)	154	10,922
Cadence Design Systems, Inc.* (Software)	461	68,067
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	201	17,559
Carrier Global Corp. (Building Products)	866	47,847
Catalent, Inc.* (Pharmaceuticals)	279	33,427
Caterpillar, Inc. (Machinery)	418	86,421
Cboe Global Markets, Inc. (Capital Markets)	89	10,544
CDW Corp. (Electronic Equipment, Instruments & Components)	105	19,252
Cerner Corp. (Health Care Technology)	217	17,445
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	82	33,367
Charter Communications, Inc.*—Class A (Media)	227	168,899
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	45	83,855
Church & Dwight Co., Inc. (Household Products)	273	23,636
Cintas Corp. (Commercial Services & Supplies)	98	38,630
Citrix Systems, Inc. (Software)	134	13,501
Cognizant Technology Solutions Corp.—Class A (IT Services)	451	33,162
Colgate-Palmolive Co. (Household Products)	727	57,797
Comcast Corp.—Class A (Media)	3,331	195,963
Copart, Inc.* (Commercial Services & Supplies)	344	50,568
Corning, Inc. (Electronic Equipment, Instruments & Components)	600	25,116
Costco Wholesale Corp. (Food & Staples Retailing)	389	167,161
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	425	82,063
CSX Corp. (Road & Rail)	1,946	62,895
Cummins, Inc. (Machinery)	107	24,835
D.R. Horton, Inc. (Household Durables)	329	31,397
Danaher Corp. (Health Care Equipment & Supplies)	710	211,217
DaVita, Inc.* (Health Care Providers & Services)	120	14,430
Deere & Co. (Machinery)	389	140,658
DexCom, Inc.* (Health Care Equipment & Supplies)	158	81,451
Dollar General Corp. (Multiline Retail)	391	90,962
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	63	33,106
Dow, Inc. (Chemicals)	604	37,545
Duke Realty Corp. (Equity Real Estate Investment Trusts)	261	13,280
eBay, Inc. (Internet & Direct Marketing Retail)	1,072	73,121
Ecolab, Inc. (Chemicals)	189	41,737
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	585	65,678
Electronic Arts, Inc. (Entertainment)	256	36,854
Eli Lilly & Co. (Pharmaceuticals)	799	194,557
Emerson Electric Co. (Electrical Equipment)	403	40,659
Enphase Energy, Inc.* (Electrical Equipment)	223	42,281
Equifax, Inc. (Professional Services)	101	26,321
Equinix, Inc. (Equity Real Estate Investment Trusts)	87	71,376
Etsy, Inc.* (Internet & Direct Marketing Retail)	212	38,904

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 113

Common Stocks, continued

	Shares	Value
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	87	$13,996
Expeditors International of Washington, Inc. (Air Freight & Logistics)	182	23,342
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	107	18,633
F5 Networks, Inc.* (Communications Equipment)	44	9,086
Facebook, Inc.*—Class A (Interactive Media & Services)	3,946	1,405,960
Fastenal Co. (Trading Companies & Distributors)	711	38,941
FedEx Corp. (Air Freight & Logistics)	259	72,507
First Horizon Corp. (Banks)	1	12
First Republic Bank (Banks)	154	30,033
Fiserv, Inc.* (IT Services)	669	77,009
FleetCor Technologies, Inc.* (IT Services)	60	15,493
FMC Corp. (Chemicals)	218	23,315
Fortinet, Inc.* (Software)	223	60,710
Fortune Brands Home & Security, Inc. (Building Products)	128	12,476
Freeport-McMoRan, Inc. (Metals & Mining)	1,506	57,378
Garmin, Ltd. (Household Durables)	142	22,322
Gartner, Inc.* (IT Services)	76	20,119
Generac Holdings, Inc.* (Electrical Equipment)	107	44,871
Hess Corp. (Oil, Gas & Consumable Fuels)	242	18,498
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	167	21,952
Hologic, Inc.* (Health Care Equipment & Supplies)	306	22,962
Humana, Inc. (Health Care Providers & Services)	110	46,845
IDEX Corp. (Machinery)	55	12,468
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	139	94,316
IHS Markit, Ltd. (Professional Services)	405	47,320
Illinois Tool Works, Inc. (Machinery)	212	48,054
Illumina, Inc.* (Life Sciences Tools & Services)	121	59,986
Incyte Corp.* (Biotechnology)	194	15,006
Intercontinental Exchange, Inc. (Capital Markets)	504	60,394
Intuit, Inc. (Software)	451	239,016
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	135	133,847
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	26	5,672
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	200	49,540
J.B. Hunt Transport Services, Inc. (Road & Rail)	80	13,476
Jack Henry & Associates, Inc. (IT Services)	60	10,445
Jacobs Engineering Group, Inc. (Construction & Engineering)	132	17,853
Johnson & Johnson (Pharmaceuticals)	1,738	299,283
Kansas City Southern (Road & Rail)	77	20,621
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	175	28,796
Kimberly-Clark Corp. (Household Products)	214	29,044
KLA Corp. (Semiconductors & Semiconductor Equipment)	255	88,781
L Brands, Inc. (Specialty Retail)	221	17,695
L3Harris Technologies, Inc. (Aerospace & Defense)	192	43,534
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	232	147,879
Lamb Weston Holding, Inc. (Food Products)	91	6,076
Linde PLC (Chemicals)	493	151,543
Lockheed Martin Corp. (Aerospace & Defense)	186	69,131
Lowe's Cos., Inc. (Specialty Retail)	827	159,355
MarketAxess Holdings, Inc. (Capital Markets)	63	29,936
Marriott International, Inc.*—Class A (Hotels, Restaurants & Leisure)	1	103
Marsh & McLennan Cos., Inc. (Insurance)	408	60,065
Masco Corp. (Building Products)	185	11,046
Mastercard, Inc.—Class A (IT Services)	979	377,835
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	269	26,876
McCormick & Co., Inc. (Food Products)	188	15,824
McDonald's Corp. (Hotels, Restaurants & Leisure)	490	118,928
Merck & Co., Inc. (Pharmaceuticals)	2,005	154,124
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	37	54,527
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	327	46,800
Microsoft Corp. (Software)	12,404	3,534,023
Moderna, Inc.* (Biotechnology)	290	102,544
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	72	32,347
Monster Beverage Corp.* (Beverages)	610	57,535
Moody's Corp. (Capital Markets)	191	71,816
Motorola Solutions, Inc. (Communications Equipment)	125	27,990
MSCI, Inc.—Class A (Capital Markets)	135	80,455
Nasdaq, Inc. (Capital Markets)	123	22,968
Netflix, Inc.* (Entertainment)	730	377,826
Newmont Corp. (Metals & Mining)	730	45,859
NextEra Energy, Inc. (Electric Utilities)	1,390	108,280
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,345	225,301
Norfolk Southern Corp. (Road & Rail)	186	47,956
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	243	10,022
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,098	799,069
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	22	4,541
Old Dominion Freight Line, Inc. (Road & Rail)	158	42,526
Oracle Corp. (Software)	1,649	143,694
O'Reilly Automotive, Inc.* (Specialty Retail)	79	47,703
Organon & Co.* (Pharmaceuticals)	205	5,947
Otis Worldwide Corp. (Machinery)	348	31,163
Parker-Hannifin Corp. (Machinery)	110	34,323
Paychex, Inc. (IT Services)	280	31,870
Paycom Software, Inc.* (Software)	80	32,000
PayPal Holdings, Inc.* (IT Services)	1,934	532,876
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	149	10,189
PepsiCo, Inc. (Beverages)	953	149,573

See accompanying notes to the financial statements.

114 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
PerkinElmer, Inc. (Life Sciences Tools & Services)	186	$33,895
Pool Corp. (Distributors)	65	31,058
PTC, Inc.* (Software)	175	23,704
Public Storage (Equity Real Estate Investment Trusts)	108	33,748
PulteGroup, Inc. (Household Durables)	229	12,565
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	186	35,264
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,858	278,328
Quanta Services, Inc. (Construction & Engineering)	135	12,272
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	175	100,557
ResMed, Inc. (Health Care Equipment & Supplies)	237	64,417
Rockwell Automation, Inc. (Electrical Equipment)	107	32,894
Rollins, Inc. (Commercial Services & Supplies)	371	14,220
Roper Technologies, Inc. (Industrial Conglomerates)	96	47,169
S&P Global, Inc. (Capital Markets)	399	171,058
Salesforce.com, Inc.* (Software)	1,589	384,427
SBA Communications Corp. (Equity Real Estate Investment Trusts)	117	39,896
Sealed Air Corp. (Containers & Packaging)	173	9,818
ServiceNow, Inc.* (Software)	326	191,652
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	144	26,569
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,123	136,365
STERIS PLC (Health Care Equipment & Supplies)	95	20,705
Stryker Corp. (Health Care Equipment & Supplies)	266	72,070
SVB Financial Group* (Banks)	89	48,947
Synopsys, Inc.* (Software)	255	73,437
T. Rowe Price Group, Inc. (Capital Markets)	224	45,732
Take-Two Interactive Software, Inc.* (Entertainment)	192	33,297
Target Corp. (Multiline Retail)	539	140,706
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	211	31,116
Teledyne Technologies, Inc.* (Aerospace & Defense)	37	16,752
Teleflex, Inc. (Health Care Equipment & Supplies)	35	13,910
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	275	34,925
Tesla, Inc.* (Automobiles)	1,270	872,744
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	805	153,449
The AES Corp. (Independent Power and Renewable Electricity Producers)	419	9,930
The Clorox Co. (Household Products)	139	25,144
The Coca-Cola Co. (Beverages)	2,241	127,804
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	32	13,497
The Estee Lauder Co., Inc. (Personal Products)	218	72,775
The Hershey Co. (Food Products)	99	17,709
The Home Depot, Inc. (Specialty Retail)	1,257	412,536
The Procter & Gamble Co. (Household Products)	1,935	275,215
The Progressive Corp. (Insurance)	617	58,714
The Sherwin-Williams Co. (Chemicals)	274	79,742
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	650	351,007
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	667	96,061
Tractor Supply Co. (Specialty Retail)	189	34,196
Trane Technologies PLC (Building Products)	181	36,853
TransDigm Group, Inc.* (Aerospace & Defense)	54	34,619
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	414	35,397
Twitter, Inc.* (Interactive Media & Services)	1,320	92,070
Tyler Technologies, Inc.* (Software)	65	32,022
Ulta Beauty, Inc.* (Specialty Retail)	44	14,775
Union Pacific Corp. (Road & Rail)	526	115,067
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	831	159,020
United Rentals, Inc.* (Trading Companies & Distributors)	121	39,876
UnitedHealth Group, Inc. (Health Care Providers & Services)	809	333,486
VeriSign, Inc.* (IT Services)	69	14,930
Verisk Analytics, Inc.—Class A (Professional Services)	268	50,904
Vertex Pharmaceuticals, Inc.* (Biotechnology)	423	85,268
Visa, Inc.—Class A (IT Services)	1,669	411,225
Vulcan Materials Co. (Construction Materials)	95	17,099
W.W. Grainger, Inc. (Trading Companies & Distributors)	44	19,562
Waste Management, Inc. (Commercial Services & Supplies)	252	37,362
Waters Corp.* (Life Sciences Tools & Services)	54	21,050
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	123	50,643
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	405	60,685
Xylem, Inc. (Machinery)	136	17,116
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	216	28,380
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	65	35,911
Zoetis, Inc. (Pharmaceuticals)	569	115,336
TOTAL COMMON STOCKS (Cost $20,294,500)		32,842,184
TOTAL INVESTMENT SECURITIES (Cost $20,294,500)—99.9%		32,842,184
Net other assets (liabilities)—0.1%		33,585
NET ASSETS—100.0%		$32,875,769

*	Non-income producing security.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 115

Large-Cap Growth ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$164,036	0.5%
Air Freight & Logistics	254,869	0.8%
Auto Components	49,888	0.1%
Automobiles	872,744	2.7%
Banks	78,992	0.2%
Beverages	345,834	1.0%
Biotechnology	711,629	2.2%
Building Products	116,828	0.4%
Capital Markets	632,518	1.9%
Chemicals	421,462	1.3%
Commercial Services & Supplies	140,780	0.4%
Communications Equipment	71,311	0.2%
Construction & Engineering	30,124	0.1%
Construction Materials	17,099	0.1%
Containers & Packaging	49,632	0.1%
Distributors	31,058	0.1%
Electric Utilities	108,281	0.3%
Electrical Equipment	186,985	0.6%
Electronic Equipment, Instruments & Components	225,697	0.7%
Entertainment	511,110	1.6%
Equity Real Estate Investment Trusts	367,308	1.1%
Food & Staples Retailing	167,161	0.5%
Food Products	39,609	0.1%
Health Care Equipment & Supplies	1,161,671	3.5%
Health Care Providers & Services	394,761	1.2%
Health Care Technology	17,445	0.1%
Hotels, Restaurants & Leisure	450,437	1.4%
Household Durables	66,284	0.2%
Household Products	410,836	1.2%
Independent Power and Renewable Electricity Producers	19,952	0.1%
Industrial Conglomerates	47,169	0.1%
Insurance	189,184	0.6%
Interactive Media & Services	4,092,112	12.4%
Internet & Direct Marketing Retail	2,520,922	7.7%
IT Services	1,818,882	5.5%
Life Sciences Tools & Services	684,724	2.1%
Machinery	395,039	1.2%
Media	364,862	1.1%
Metals & Mining	103,237	0.3%
Multiline Retail	231,668	0.7%
Oil, Gas & Consumable Fuels	18,498	0.1%
Personal Products	72,775	0.2%
Pharmaceuticals	932,849	2.8%
Professional Services	124,545	0.4%
Road & Rail	302,541	0.9%
Semiconductors & Semiconductor Equipment	2,425,673	7.4%
Software	5,455,725	16.6%
Specialty Retail	732,909	2.2%
Technology Hardware, Storage & Peripherals	3,767,272	11.5%
Textiles, Apparel & Luxury Goods	225,301	0.7%
Trading Companies & Distributors	98,379	0.3%
Water Utilities	25,516	0.1%
Wireless Telecommunication Services	96,061	0.3%
Other**	33,585	0.1%
Total	$32,875,769	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

116 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (100.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	207	$40,974
A.O. Smith Corp. (Building Products)	48	3,376
Abbott Laboratories (Health Care Equipment & Supplies)	262	31,697
AbbVie, Inc. (Biotechnology)	166	19,306
Accenture PLC—Class A (IT Services)	101	32,086
Activision Blizzard, Inc. (Entertainment)	116	9,700
Advance Auto Parts, Inc. (Specialty Retail)	26	5,514
Aflac, Inc. (Insurance)	226	12,430
Agilent Technologies, Inc. (Life Sciences Tools & Services)	30	4,597
Air Products & Chemicals, Inc. (Chemicals)	43	12,514
Akamai Technologies, Inc.* (IT Services)	22	2,638
Alaska Air Group, Inc.* (Airlines)	45	2,611
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	48	9,664
Allegion PLC (Building Products)	20	2,732
Alliant Energy Corp. (Electric Utilities)	90	5,268
Altria Group, Inc. (Tobacco)	664	31,899
Amcor PLC (Containers & Packaging)	552	6,381
Ameren Corp. (Multi-Utilities)	91	7,637
American Airlines Group, Inc.* (Airlines)	233	4,749
American Electric Power Co., Inc. (Electric Utilities)	180	15,862
American Express Co. (Consumer Finance)	233	39,733
American International Group, Inc. (Insurance)	309	14,631
American Tower Corp. (Equity Real Estate Investment Trusts)	81	22,906
American Water Works Co., Inc. (Water Utilities)	33	5,614
Ameriprise Financial, Inc. (Capital Markets)	40	10,302
AmerisourceBergen Corp. (Health Care Providers & Services)	52	6,353
AMETEK, Inc. (Electrical Equipment)	41	5,701
Amgen, Inc. (Biotechnology)	104	25,120
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	81	5,872
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	75	12,557
Anthem, Inc. (Health Care Providers & Services)	88	33,793
Aon PLC (Insurance)	38	9,881
APA Corp. (Oil, Gas & Consumable Fuels)	135	2,531
Aptiv PLC* (Auto Components)	31	5,173
Archer-Daniels-Midland Co. (Food Products)	200	11,944
Arthur J. Gallagher & Co. (Insurance)	40	5,572
Assurant, Inc. (Insurance)	23	3,630
AT&T, Inc. (Diversified Telecommunication Services)	2,559	71,780
Atmos Energy Corp. (Gas Utilities)	44	4,338
Automatic Data Processing, Inc. (IT Services)	81	16,980
AutoZone, Inc.* (Specialty Retail)	4	6,494
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	48	10,936
Avery Dennison Corp. (Containers & Packaging)	18	3,792
Baker Hughes Co.—Class A (Energy Equipment & Services)	262	5,565
Ball Corp. (Containers & Packaging)	42	3,397
Bank of America Corp. (Banks)	2,704	103,725
Baxter International, Inc. (Health Care Equipment & Supplies)	181	14,000
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	104	26,598
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	679	188,959
Best Buy Co., Inc. (Specialty Retail)	39	4,382
Biogen, Inc.* (Biotechnology)	28	9,148
BlackRock, Inc.—Class A (Capital Markets)	16	13,875
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	7	15,248
BorgWarner, Inc. (Auto Components)	87	4,261
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	50	5,869
Boston Scientific Corp.* (Health Care Equipment & Supplies)	509	23,210
Bristol-Myers Squibb Co. (Pharmaceuticals)	386	26,198
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	44	21,358
Broadridge Financial Solutions, Inc. (IT Services)	22	3,817
Brown-Forman Corp.—Class B (Beverages)	32	2,269
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	47	4,191
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	144	2,304
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	32	2,796
Campbell Soup Co. (Food Products)	74	3,235
Capital One Financial Corp. (Consumer Finance)	161	26,034
Cardinal Health, Inc. (Health Care Providers & Services)	103	6,116
CarMax, Inc.* (Specialty Retail)	58	7,769
Carnival Corp.*—Class A (Hotels, Restaurants & Leisure)	289	6,257
Carrier Global Corp. (Building Products)	103	5,691
Caterpillar, Inc. (Machinery)	104	21,501
Cboe Global Markets, Inc. (Capital Markets)	20	2,369
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	119	11,479
CDW Corp. (Electronic Equipment, Instruments & Components)	29	5,317
Celanese Corp. (Chemicals)	39	6,075
Centene Corp.* (Health Care Providers & Services)	207	14,202
CenterPoint Energy, Inc. (Multi-Utilities)	210	5,347
Cerner Corp. (Health Care Technology)	62	4,984
CF Industries Holdings, Inc. (Chemicals)	79	3,733
Chevron Corp. (Oil, Gas & Consumable Fuels)	693	70,554
Chubb, Ltd. (Insurance)	160	26,997
Church & Dwight Co., Inc. (Household Products)	29	2,511
Cigna Corp. (Health Care Providers & Services)	125	28,686
Cincinnati Financial Corp. (Insurance)	52	6,130
Cintas Corp. (Commercial Services & Supplies)	10	3,942
Cisco Systems, Inc. (Communications Equipment)	1,508	83,498
Citigroup, Inc. (Banks)	739	49,971
Citizens Financial Group, Inc. (Banks)	152	6,408
Citrix Systems, Inc. (Software)	16	1,612
CME Group, Inc. (Capital Markets)	130	27,577
CMS Energy Corp. (Multi-Utilities)	103	6,364
Cognizant Technology Solutions Corp.— Class A (IT Services)	93	6,838

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 117

Common Stocks, continued

	Shares	Value
Colgate-Palmolive Co. (Household Products)	144	$11,448
Comcast Corp.—Class A (Media)	920	54,124
Comerica, Inc. (Banks)	49	3,364
Conagra Brands, Inc. (Food Products)	173	5,794
ConocoPhillips (Oil, Gas & Consumable Fuels)	484	27,133
Consolidated Edison, Inc. (Multi-Utilities)	122	9,000
Constellation Brands, Inc.—Class A (Beverages)	62	13,909
Corning, Inc. (Electronic Equipment, Instruments & Components)	148	6,195
Corteva, Inc. (Chemicals)	264	11,294
Costco Wholesale Corp. (Food & Staples Retailing)	73	31,370
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	62	11,972
CSX Corp. (Road & Rail)	394	12,734
Cummins, Inc. (Machinery)	29	6,731
CVS Health Corp. (Health Care Providers & Services)	469	38,627
D.R. Horton, Inc. (Household Durables)	46	4,390
Danaher Corp. (Health Care Equipment & Supplies)	72	21,419
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	44	6,419
Deere & Co. (Machinery)	29	10,486
Delta Air Lines, Inc.* (Airlines)	230	9,177
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	78	5,151
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	215	5,556
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	65	5,013
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	101	15,570
Discover Financial Services (Consumer Finance)	112	13,924
Discovery, Inc.*(a) (Media)	62	1,799
Discovery, Inc.*—Class C (Media)	109	2,955
DISH Network Corp.*—Class A (Media)	89	3,728
Dollar Tree, Inc.* (Multiline Retail)	83	8,283
Dominion Energy, Inc. (Multi-Utilities)	289	21,638
Dover Corp. (Machinery)	50	8,356
Dow, Inc. (Chemicals)	135	8,392
DTE Energy Co. (Multi-Utilities)	70	8,212
Duke Energy Corp. (Electric Utilities)	277	29,115
Duke Realty Corp. (Equity Real Estate Investment Trusts)	80	4,070
DuPont de Nemours, Inc. (Chemicals)	191	14,334
DXC Technology Co.* (IT Services)	91	3,638
Eastman Chemical Co. (Chemicals)	48	5,411
Eaton Corp. PLC (Electrical Equipment)	141	22,285
Ecolab, Inc. (Chemicals)	47	10,379
Edison International (Electric Utilities)	135	7,358
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	96	10,778
Electronic Arts, Inc. (Entertainment)	46	6,622
Eli Lilly & Co. (Pharmaceuticals)	113	27,516
Emerson Electric Co. (Electrical Equipment)	130	13,116
Entergy Corp. (Electric Utilities)	71	7,307
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	208	15,155
Equifax, Inc. (Professional Services)	23	5,994
Equinix, Inc. (Equity Real Estate Investment Trusts)	13	10,665
Equity Residential (Equity Real Estate Investment Trusts)	125	10,516
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	24	7,874
Everest Re Group, Ltd. (Insurance)	13	3,287
Evergy, Inc. (Electric Utilities)	82	5,348
Eversource Energy (Electric Utilities)	125	10,784
Exelon Corp. (Electric Utilities)	349	16,333
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	33	5,309
Expeditors International of Washington, Inc. (Air Freight & Logistics)	23	2,950
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	28	4,876
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,517	87,334
F5 Networks, Inc.* (Communications Equipment)	12	2,478
Fastenal Co. (Trading Companies & Distributors)	51	2,793
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	28	3,291
FedEx Corp. (Air Freight & Logistics)	31	8,678
Fidelity National Information Services, Inc. (IT Services)	223	33,238
Fifth Third Bancorp (Banks)	252	9,145
First Horizon Corp. (Banks)	1	13
First Republic Bank (Banks)	29	5,656
FirstEnergy Corp. (Electric Utilities)	194	7,434
Fiserv, Inc.* (IT Services)	70	8,058
FleetCor Technologies, Inc.* (IT Services)	18	4,648
Ford Motor Co.* (Automobiles)	1,411	19,683
Fortive Corp. (Machinery)	119	8,647
Fortune Brands Home & Security, Inc. (Building Products)	23	2,242
Fox Corp.—Class A (Media)	117	4,172
Fox Corp.—Class B (Media)	55	1,828
Franklin Resources, Inc. (Capital Markets)	99	2,925
Freeport-McMoRan, Inc. (Metals & Mining)	200	7,620
Garmin, Ltd. (Household Durables)	26	4,087
Gartner, Inc.* (IT Services)	16	4,236
General Dynamics Corp. (Aerospace & Defense)	83	16,270
General Electric Co. (Industrial Conglomerates)	3,151	40,805
General Mills, Inc. (Food Products)	219	12,890
General Motors Co.* (Automobiles)	457	25,976
Genuine Parts Co. (Distributors)	52	6,600
Gilead Sciences, Inc. (Biotechnology)	448	30,594
Global Payments, Inc. (IT Services)	106	20,501
Globe Life, Inc. (Insurance)	35	3,259
Halliburton Co. (Energy Equipment & Services)	320	6,618
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	128	2,337
Hartford Financial Services Group, Inc. (Insurance)	125	7,953
Hasbro, Inc. (Leisure Products)	44	4,375
HCA Healthcare, Inc. (Health Care Providers & Services)	93	23,083
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	191	7,061

See accompanying notes to the financial statements.

118 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Henry Schein, Inc.* (Health Care Providers & Services)	50	$4,008
Hess Corp. (Oil, Gas & Consumable Fuels)	44	3,363
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	472	6,844
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	64	8,413
Hologic, Inc.* (Health Care Equipment & Supplies)	28	2,101
Honeywell International, Inc. (Industrial Conglomerates)	247	57,746
Hormel Foods Corp. (Food Products)	102	4,731
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	258	4,110
Howmet Aerospace, Inc.* (Aerospace & Defense)	139	4,562
HP, Inc. (Technology Hardware, Storage & Peripherals)	432	12,472
Humana, Inc. (Health Care Providers & Services)	24	10,221
Huntington Bancshares, Inc. (Banks)	533	7,505
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	13	2,667
IDEX Corp. (Machinery)	16	3,627
IHS Markit, Ltd. (Professional Services)	44	5,141
Illinois Tool Works, Inc. (Machinery)	58	13,146
Illumina, Inc.* (Life Sciences Tools & Services)	28	13,881
Incyte Corp.* (Biotechnology)	26	2,011
Ingersoll Rand, Inc.* (Machinery)	136	6,646
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,446	77,679
Intercontinental Exchange, Inc. (Capital Markets)	93	11,144
International Business Machines Corp. (IT Services)	320	45,107
International Flavors & Fragrances, Inc. (Chemicals)	89	13,407
International Paper Co. (Containers & Packaging)	140	8,085
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	12	11,898
Invesco, Ltd. (Capital Markets)	137	3,340
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	7	1,527
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	28	6,936
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	102	4,464
J.B. Hunt Transport Services, Inc. (Road & Rail)	12	2,021
Jack Henry & Associates, Inc. (IT Services)	13	2,263
Jacobs Engineering Group, Inc. (Construction & Engineering)	19	2,570
Johnson & Johnson (Pharmaceuticals)	566	97,466
Johnson Controls International PLC (Building Products)	256	18,283
JPMorgan Chase & Co. (Banks)	1,084	164,530
Juniper Networks, Inc. (Communications Equipment)	119	3,349
Kansas City Southern (Road & Rail)	18	4,820
Kellogg Co. (Food Products)	90	5,702
KeyCorp (Banks)	348	6,842
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	29	4,772
Kimberly-Clark Corp. (Household Products)	75	10,179
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	157	3,349
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	701	12,183
L Brands, Inc. (Specialty Retail)	37	2,963
L3Harris Technologies, Inc. (Aerospace & Defense)	31	7,029
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	35	10,365
Lamb Weston Holding, Inc. (Food Products)	32	2,137
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	117	4,955
Leggett & Platt, Inc. (Household Durables)	48	2,305
Leidos Holdings, Inc. (IT Services)	46	4,895
Lennar Corp.—Class A (Household Durables)	99	10,410
Lincoln National Corp. (Insurance)	64	3,944
Linde PLC (Chemicals)	79	24,283
Live Nation Entertainment, Inc.* (Entertainment)	53	4,181
LKQ Corp.* (Distributors)	100	5,075
Lockheed Martin Corp. (Aerospace & Defense)	46	17,097
Loews Corp. (Insurance)	81	4,344
Lowe's Cos., Inc. (Specialty Retail)	72	13,874
Lumen Technologies, Inc. (Diversified Telecommunication Services)	360	4,489
LyondellBasell Industries N.V.—Class A (Chemicals)	92	9,138
M&T Bank Corp. (Banks)	44	5,889
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	285	3,303
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	235	12,977
Marriott International, Inc.*—Class A (Hotels, Restaurants & Leisure)	97	14,108
Marsh & McLennan Cos., Inc. (Insurance)	93	13,691
Martin Marietta Materials, Inc. (Construction Materials)	24	8,719
Masco Corp. (Building Products)	51	3,045
Mastercard, Inc.—Class A (IT Services)	101	38,980
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	38	3,797
McCormick & Co., Inc. (Food Products)	49	4,124
McDonald's Corp. (Hotels, Restaurants & Leisure)	160	38,833
McKesson Corp. (Health Care Providers & Services)	55	11,211
Medtronic PLC (Health Care Equipment & Supplies)	484	63,554
Merck & Co., Inc. (Pharmaceuticals)	474	36,436
MetLife, Inc. (Insurance)	269	15,521
MGM Resorts International (Hotels, Restaurants & Leisure)	146	5,479
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	29	4,150
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	400	31,032
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	39	7,531
Moderna, Inc.* (Biotechnology)	45	15,912
Mohawk Industries, Inc.* (Household Durables)	22	4,288

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 119

Common Stocks, continued

	Shares	Value
Molson Coors Beverage Co.*—Class B (Beverages)	68	$3,325
Mondelez International, Inc.—Class A (Food Products)	500	31,631
Moody's Corp. (Capital Markets)	18	6,768
Morgan Stanley (Capital Markets)	534	51,254
Motorola Solutions, Inc. (Communications Equipment)	34	7,613
Nasdaq, Inc. (Capital Markets)	13	2,427
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	79	6,288
Newell Brands, Inc. (Household Durables)	137	3,391
Newmont Corp. (Metals & Mining)	129	8,104
News Corp.—Class A (Media)	140	3,448
News Corp.—Class B (Media)	45	1,058
NextEra Energy, Inc. (Electric Utilities)	399	31,081
Nielsen Holdings PLC (Professional Services)	130	3,080
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	166	27,808
NiSource, Inc. (Multi-Utilities)	140	3,468
Norfolk Southern Corp. (Road & Rail)	48	12,376
Northern Trust Corp. (Capital Markets)	73	8,238
Northrop Grumman Corp. (Aerospace & Defense)	52	18,877
NortonLifelock, Inc. (Software)	210	5,212
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	135	3,244
NOV, Inc.* (Energy Equipment & Services)	141	1,947
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	37	1,526
Nucor Corp. (Metals & Mining)	107	11,130
NVR, Inc.* (Household Durables)	2	10,445
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	93	19,194
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	300	7,830
Omnicom Group, Inc. (Media)	78	5,680
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	158	8,211
Oracle Corp. (Software)	295	25,707
O'Reilly Automotive, Inc.* (Specialty Retail)	7	4,227
Organon & Co.* (Pharmaceuticals)	45	1,305
Otis Worldwide Corp. (Machinery)	70	6,269
PACCAR, Inc. (Machinery)	126	10,457
Packaging Corp. of America (Containers & Packaging)	35	4,953
Parker-Hannifin Corp. (Machinery)	24	7,489
Paychex, Inc. (IT Services)	54	6,146
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	23	1,573
Pentair PLC (Machinery)	58	4,273
People's United Financial, Inc. (Banks)	157	2,465
PepsiCo, Inc. (Beverages)	288	45,202
Perrigo Co. PLC (Pharmaceuticals)	48	2,305
Pfizer, Inc. (Pharmaceuticals)	2,008	85,962
Philip Morris International, Inc. (Tobacco)	559	55,950
Phillips 66 (Oil, Gas & Consumable Fuels)	158	11,602
Pinnacle West Capital Corp. (Electric Utilities)	38	3,175
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	83	12,066
PPG Industries, Inc. (Chemicals)	84	13,736
PPL Corp. (Electric Utilities)	275	7,802
Principal Financial Group, Inc. (Insurance)	90	5,592
Prologis, Inc. (Equity Real Estate Investment Trusts)	264	33,802
Prudential Financial, Inc. (Insurance)	140	14,039
Public Service Enterprise Group, Inc. (Multi-Utilities)	180	11,201
Public Storage (Equity Real Estate Investment Trusts)	31	9,687
PulteGroup, Inc. (Household Durables)	48	2,634
PVH Corp.* (Textiles, Apparel & Luxury Goods)	26	2,720
Quanta Services, Inc. (Construction & Engineering)	21	1,909
Quest Diagnostics, Inc. (Health Care Providers & Services)	44	6,239
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	18	2,043
Raymond James Financial, Inc. (Capital Markets)	43	5,568
Raytheon Technologies Corp. (Aerospace & Defense)	543	47,214
Realty Income Corp. (Equity Real Estate Investment Trusts)	133	9,349
Regency Centers Corp. (Equity Real Estate Investment Trusts)	56	3,663
Regions Financial Corp. (Banks)	346	6,661
Republic Services, Inc.—Class A (Commercial Services & Supplies)	78	9,232
Robert Half International, Inc. (Professional Services)	39	3,830
Rockwell Automation, Inc. (Electrical Equipment)	20	6,148
Roper Technologies, Inc. (Industrial Conglomerates)	18	8,844
Ross Stores, Inc. (Specialty Retail)	127	15,582
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	79	6,073
SBA Communications Corp. (Equity Real Estate Investment Trusts)	13	4,433
Schlumberger, Ltd. (Energy Equipment & Services)	501	14,444
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	71	6,241
Sealed Air Corp. (Containers & Packaging)	18	1,022
Sempra Energy (Multi-Utilities)	114	14,894
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	118	14,929
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	29	5,351
Snap-on, Inc. (Machinery)	22	4,796
Southwest Airlines Co.* (Airlines)	213	10,760
Stanley Black & Decker, Inc. (Machinery)	58	11,428
Starbucks Corp. (Hotels, Restaurants & Leisure)	180	21,856
State Street Corp. (Capital Markets)	126	10,980
STERIS PLC (Health Care Equipment & Supplies)	16	3,487
Stryker Corp. (Health Care Equipment & Supplies)	62	16,798
Synchrony Financial (Consumer Finance)	193	9,075
Sysco Corp. (Food & Staples Retailing)	182	13,504
T. Rowe Price Group, Inc. (Capital Markets)	33	6,737
Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	101	4,272
Target Corp. (Multiline Retail)	62	16,185

See accompanying notes to the financial statements.

120 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	72	$10,618
Teledyne Technologies, Inc.* (Aerospace & Defense)	7	3,169
Teleflex, Inc. (Health Care Equipment & Supplies)	7	2,782
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	154	29,355
Textron, Inc. (Aerospace & Defense)	81	5,590
The AES Corp. (Independent Power and Renewable Electricity Producers)	148	3,507
The Allstate Corp. (Insurance)	107	13,915
The Bank of New York Mellon Corp. (Capital Markets)	290	14,886
The Boeing Co.* (Aerospace & Defense)	196	44,390
The Charles Schwab Corp. (Capital Markets)	537	36,489
The Clorox Co. (Household Products)	16	2,894
The Coca-Cola Co. (Beverages)	903	51,498
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	10	4,218
The Estee Lauder Co., Inc. (Personal Products)	38	12,686
The Gap, Inc. (Specialty Retail)	75	2,188
The Goldman Sachs Group, Inc. (Capital Markets)	121	45,361
The Hershey Co. (Food Products)	31	5,545
The Home Depot, Inc. (Specialty Retail)	107	35,115
The Interpublic Group of Cos., Inc. (Media)	141	4,986
The JM Smucker Co.—Class A (Food Products)	39	5,113
The Kraft Heinz Co. (Food Products)	233	8,964
The Kroger Co. (Food & Staples Retailing)	269	10,948
The Mosaic Co. (Chemicals)	125	3,904
The PNC Financial Services Group, Inc. (Banks)	151	27,544
The Procter & Gamble Co. (Household Products)	457	64,999
The Progressive Corp. (Insurance)	78	7,422
The Sherwin-Williams Co. (Chemicals)	29	8,440
The Southern Co. (Electric Utilities)	376	24,015
The TJX Cos., Inc. (Specialty Retail)	434	29,863
The Travelers Cos., Inc. (Insurance)	90	13,403
The Walt Disney Co.* (Entertainment)	652	114,765
The Western Union Co. (IT Services)	147	3,412
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	437	10,947
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	66	9,505
Trane Technologies PLC (Building Products)	44	8,959
TransDigm Group, Inc.* (Aerospace & Defense)	7	4,488
Truist Financial Corp. (Banks)	483	26,290
Tyson Foods, Inc.—Class A (Food Products)	105	7,503
U.S. Bancorp (Banks)	485	26,937
UDR, Inc. (Equity Real Estate Investment Trusts)	104	5,719
Ulta Beauty, Inc.* (Specialty Retail)	8	2,686
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	69	1,411
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	73	1,279
Union Pacific Corp. (Road & Rail)	126	27,564
United Airlines Holdings , Inc.* (Airlines)	116	5,420
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	79	15,118
UnitedHealth Group, Inc. (Health Care Providers & Services)	163	67,191
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	29	4,652
Unum Group (Insurance)	74	2,028
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	147	9,845
Ventas, Inc. (Equity Real Estate Investment Trusts)	133	7,951
VeriSign, Inc.* (IT Services)	22	4,760
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,482	82,666
VF Corp. (Textiles, Apparel & Luxury Goods)	116	9,303
ViacomCBS, Inc.—Class B (Media)	217	8,882
Viatris, Inc. (Pharmaceuticals)	439	6,177
Visa, Inc.—Class A (IT Services)	243	59,873
Vornado Realty Trust (Equity Real Estate Investment Trusts)	56	2,436
Vulcan Materials Co. (Construction Materials)	29	5,220
W.R. Berkley Corp. (Insurance)	50	3,659
W.W. Grainger, Inc. (Trading Companies & Distributors)	5	2,223
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	259	12,212
Walmart, Inc. (Food & Staples Retailing)	491	69,991
Waste Management, Inc. (Commercial Services & Supplies)	84	12,454
Waters Corp.* (Life Sciences Tools & Services)	8	3,118
WEC Energy Group, Inc. (Multi-Utilities)	115	10,826
Wells Fargo & Co. (Banks)	1,482	68,083
Welltower, Inc. (Equity Real Estate Investment Trusts)	151	13,116
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	111	7,207
Westinghouse Air Brake Technologies Corp. (Machinery)	64	5,432
WestRock Co. (Containers & Packaging)	93	4,577
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	268	9,040
Whirlpool Corp. (Household Durables)	24	5,317
Willis Towers Watson PLC (Insurance)	44	9,068
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	38	3,737
Xcel Energy, Inc. (Electric Utilities)	192	13,104
Xylem, Inc. (Machinery)	35	4,405
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	62	8,146
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	4	2,210
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	75	12,257
Zions Bancorp (Banks)	58	3,025
Zoetis, Inc. (Pharmaceuticals)	44	8,919
TOTAL COMMON STOCKS (Cost $3,842,890)		6,189,981

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 121

Collateral for Securities Loaned(b)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(c)	1,643	$1,643
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,643)		1,643
TOTAL INVESTMENT SECURITIES (Cost $3,844,533) — 100.0%		6,191,624
Net other assets (liabilities) — NM		(2,266)
NET ASSETS—100.0%		$6,189,358

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2021. The total value of securities on loan as of July 31, 2021 was $1,538.
(b)	Securities were purchased with cash collateral held from securities on loan at July 31, 2021.
(c)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2021.

Large-Cap Value ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$171,353	2.8%
Air Freight & Logistics	30,937	0.5%
Airlines	32,717	0.5%
Auto Components	9,434	0.1%
Automobiles	45,659	0.7%
Banks	524,052	8.5%
Beverages	116,203	1.9%
Biotechnology	102,091	1.6%
Building Products	44,328	0.7%
Capital Markets	260,240	4.2%
Chemicals	145,040	2.3%
Commercial Services & Supplies	25,628	0.4%
Communications Equipment	96,938	1.6%
Construction & Engineering	4,479	0.1%
Construction Materials	13,939	0.2%
Consumer Finance	88,766	1.4%
Containers & Packaging	32,207	0.5%
Distributors	11,675	0.2%
Diversified Financial Services	188,959	3.0%
Diversified Telecommunication Services	158,935	2.6%
Electric Utilities	183,986	3.0%
Electrical Equipment	47,250	0.8%
Electronic Equipment, Instruments & Components	36,511	0.6%
Energy Equipment & Services	28,573	0.5%
Entertainment	135,268	2.2%
Equity Real Estate Investment Trusts	258,850	4.2%
Food & Staples Retailing	138,026	2.2%
Food Products	109,313	1.8%
Gas Utilities	4,338	0.1%
Health Care Equipment & Supplies	249,948	4.0%
Health Care Providers & Services	264,747	4.3%
Health Care Technology	4,984	0.1%
Hotels, Restaurants & Leisure	131,890	2.1%
Household Durables	47,267	0.8%
Household Products	92,031	1.5%
Independent Power and Renewable Electricity Producers	5,033	0.1%
Industrial Conglomerates	148,369	2.4%
Insurance	200,396	3.2%
Internet & Direct Marketing Retail	20,557	0.3%
IT Services	302,115	4.9%
Leisure Products	4,375	0.1%
Life Sciences Tools & Services	28,532	0.5%
Machinery	133,689	2.2%
Media	92,659	1.5%
Metals & Mining	26,854	0.4%
Multiline Retail	24,468	0.4%
Multi-Utilities	98,587	1.6%
Oil, Gas & Consumable Fuels	307,907	5.0%
Personal Products	12,686	0.2%
Pharmaceuticals	292,284	4.7%
Professional Services	18,045	0.3%
Real Estate Management & Development	11,479	0.2%
Road & Rail	59,515	1.0%
Semiconductors & Semiconductor Equipment	204,473	3.3%
Software	32,530	0.5%
Specialty Retail	130,657	2.1%
Technology Hardware, Storage & Peripherals	39,052	0.6%
Textiles, Apparel & Luxury Goods	51,173	0.8%
Tobacco	87,849	1.4%
Trading Companies & Distributors	5,016	0.1%
Water Utilities	5,614	0.1%
Wireless Telecommunication Services	9,505	0.1%
Other**	(623)	NM
Total	$6,189,358	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

122 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (100.0%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	137	$8,456
ACI Worldwide, Inc.* (Software)	261	8,952
AGCO Corp. (Machinery)	105	13,872
Amedisys, Inc.* (Health Care Providers & Services)	132	34,402
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	219	11,018
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	134	3,302
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,171	11,125
AptarGroup, Inc. (Containers & Packaging)	164	21,143
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	423	29,310
ASGN, Inc.* (Professional Services)	218	22,047
Ashland Global Holdings, Inc. (Chemicals)	80	6,806
Aspen Technology, Inc.* (Software)	191	27,936
Axon Enterprise, Inc.* (Aerospace & Defense)	264	49,109
Bio-Techne Corp. (Life Sciences Tools & Services)	160	77,158
Blackbaud, Inc.* (Software)	88	6,277
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	177	10,089
Brighthouse Financial, Inc.* (Insurance)	351	15,114
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	303	26,970
Brown & Brown, Inc. (Insurance)	954	51,899
Brunswick Corp. (Leisure Products)	174	18,166
Builders FirstSource, Inc.* (Building Products)	413	18,379
Cable One, Inc. (Media)	22	41,535
CACI International, Inc.*—Class A (IT Services)	41	10,945
Callaway Golf Co.* (Leisure Products)	275	8,712
Camden Property Trust (Equity Real Estate Investment Trusts)	189	28,235
Carlisle Cos., Inc. (Industrial Conglomerates)	123	24,876
Casey's General Stores, Inc. (Food & Staples Retailing)	56	11,071
CDK Global, Inc. (Software)	248	11,902
Cerence, Inc.* (Software)	154	16,557
Ceridian HCM Holding, Inc.* (Software)	317	31,193
ChampionX Corp.* (Energy Equipment & Services)	315	7,321
Chemed Corp. (Health Care Providers & Services)	65	30,941
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	63	7,554
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	142	26,383
Ciena Corp.* (Communications Equipment)	234	13,605
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	201	13,104
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	101	8,342
Clean Harbors, Inc.* (Commercial Services & Supplies)	80	7,600
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,874	46,850
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	120	17,357
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	898	10,866
Cognex Corp. (Electronic Equipment, Instruments & Components)	719	65,004
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	34	8,362
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	52	5,180
Commerce Bancshares, Inc. (Banks)	205	14,500
CommVault Systems, Inc.* (Software)	91	6,879
Compass Minerals International, Inc. (Metals & Mining)	66	4,525
Concentrix Corp.* (IT Services)	82	13,426
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	112	15,480
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	470	43,597
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	266	36,125
Curtiss-Wright Corp. (Aerospace & Defense)	62	7,335
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	500	35,635
Darling Ingredients, Inc.* (Food Products)	666	46,002
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	113	46,427
Donaldson Co., Inc. (Machinery)	258	17,077
Eagle Materials, Inc. (Construction Materials)	108	15,263
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	94	16,565
Emergent BioSolutions, Inc.* (Biotechnology)	186	12,257
Encompass Health Corp. (Health Care Providers & Services)	227	18,898
Energizer Holdings, Inc. (Household Products)	112	4,799
EnerSys (Electrical Equipment)	86	8,485
Envestnet, Inc.* (Software)	138	10,382
EQT Corp.* (Oil, Gas & Consumable Fuels)	434	7,981
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	749	6,157
Essent Group, Ltd. (Thrifts & Mortgage Finance)	230	10,389
Essential Utilities, Inc. (Water Utilities)	456	22,399
Evercore Partners, Inc.—Class A (Capital Markets)	105	13,881
Exelixis, Inc.* (Biotechnology)	1,281	21,585
FactSet Research Systems, Inc. (Capital Markets)	156	55,735
Fair Isaac Corp.* (Software)	117	61,296
Federated Hermes, Inc.—Class B (Capital Markets)	157	5,093
First Financial Bankshares, Inc. (Banks)	371	18,120
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	269	14,736
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	346	29,770
Five Below, Inc.* (Specialty Retail)	228	44,328
Flowers Foods, Inc. (Food Products)	315	7,421
Fox Factory Holding Corp.* (Auto Components)	170	27,462
FTI Consulting, Inc.* (Professional Services)	140	20,398
Genpact, Ltd. (IT Services)	433	21,568
Gentex Corp. (Auto Components)	572	19,465
Glacier Bancorp, Inc. (Banks)	195	10,054
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	317	26,365
Graco, Inc. (Machinery)	691	53,952

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 123

Common Stocks, continued

	Shares	Value
Grand Canyon Education, Inc.* (Diversified Consumer Services)	70	$6,466
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	221	7,320
Haemonetics Corp.* (Health Care Equipment & Supplies)	113	6,869
Halozyme Therapeutics, Inc.* (Biotechnology)	545	22,525
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	232	7,396
HealthEquity, Inc.* (Health Care Providers & Services)	342	25,301
Helen of Troy, Ltd.* (Household Durables)	99	22,116
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	113	15,646
Hubbell, Inc. (Electrical Equipment)	133	26,661
IAA, Inc.* (Commercial Services & Supplies)	550	33,264
ICU Medical, Inc.* (Health Care Equipment & Supplies)	41	8,335
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	427	29,809
Ingevity Corp.* (Chemicals)	80	6,795
Insperity, Inc. (Professional Services)	146	14,461
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	145	10,497
Interactive Brokers Group, Inc. (Capital Markets)	329	20,352
Iridium Communications, Inc.* (Diversified Telecommunication Services)	292	12,331
ITT, Inc. (Machinery)	158	15,470
j2 Global, Inc.* (Software)	109	15,398
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	91	9,906
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	244	41,363
Kinsale Capital Group, Inc. (Insurance)	87	15,542
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	499	24,796
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	177	18,868
Lancaster Colony Corp. (Food Products)	46	9,102
Landstar System, Inc. (Road & Rail)	99	15,543
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	557	31,610
LendingTree, Inc.* (Thrifts & Mortgage Finance)	45	8,785
Lennox International, Inc. (Building Products)	83	27,343
LHC Group, Inc.* (Health Care Providers & Services)	128	27,543
Life Storage, Inc. (Equity Real Estate Investment Trusts)	164	19,247
Ligand Pharmaceuticals, Inc.* (Biotechnology)	36	4,086
Lincoln Electric Holdings, Inc. (Machinery)	241	33,603
Lithia Motors, Inc.—Class A (Specialty Retail)	121	45,644
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	100	26,599
LiveRamp Holdings, Inc.* (IT Services)	147	5,881
Louisiana-Pacific Corp. (Paper & Forest Products)	230	12,751
Lumentum Holdings, Inc.* (Communications Equipment)	309	25,953
Manhattan Associates, Inc.* (Software)	260	41,504
Masimo Corp.* (Health Care Equipment & Supplies)	205	55,840
Mattel, Inc.* (Leisure Products)	1,424	30,929
MAXIMUS, Inc. (IT Services)	156	13,884
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	937	19,705
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	113	19,881
Mercury Systems, Inc.* (Aerospace & Defense)	230	15,180
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	226	35,355
Molina Healthcare, Inc.* (Health Care Providers & Services)	128	34,945
MSA Safety, Inc. (Commercial Services & Supplies)	149	24,508
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	95	8,471
National Instruments Corp. (Electronic Equipment, Instruments & Components)	242	10,675
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	193	10,455
Nektar Therapeutics* (Pharmaceuticals)	284	4,484
Neogen Corp.* (Health Care Equipment & Supplies)	263	11,456
Neurocrine Biosciences, Inc.* (Biotechnology)	385	35,886
NewMarket Corp. (Chemicals)	11	3,475
Nordson Corp. (Machinery)	138	31,206
Nu Skin Enterprises, Inc.—Class A (Personal Products)	112	6,013
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	232	21,599
PacWest Bancorp (Banks)	134	5,336
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	133	15,178
Paylocity Holding Corp.* (Software)	154	31,949
Penumbra, Inc.* (Health Care Equipment & Supplies)	138	36,740
PNM Resources, Inc. (Electric Utilities)	136	6,573
Polaris, Inc. (Leisure Products)	109	14,287
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	104	5,402
Primerica, Inc. (Insurance)	161	23,541
PROG Holdings, Inc.* (Consumer Finance)	126	5,515
Progyny, Inc.* (Health Care Providers & Services)	77	4,288
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	38	5,839
Qualys, Inc.* (Software)	136	13,812
Quidel Corp.* (Health Care Equipment & Supplies)	158	22,352
R1 RCM, Inc.* (Health Care Providers & Services)	563	12,054
Rayonier, Inc. (Equity Real Estate Investment Trusts)	228	8,598
Regal Beloit Corp. (Electrical Equipment)	83	12,220
RenaissanceRe Holdings, Ltd. (Insurance)	116	17,712
Repligen Corp.* (Biotechnology)	209	51,351
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	322	19,809
RH* (Specialty Retail)	69	45,821
RLI Corp. (Insurance)	95	10,296
Royal Gold, Inc. (Metals & Mining)	156	18,957
RPM International, Inc. (Chemicals)	327	28,315
Sabre Corp.* (IT Services)	470	5,541

See accompanying notes to the financial statements.

124 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Sailpoint Technologies Holding, Inc.* (Software)	379	$18,946
Science Applications International Corp. (IT Services)	91	7,944
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	133	8,207
SEI Investments Co. (Capital Markets)	246	14,957
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	265	16,406
Sensient Technologies Corp. (Chemicals)	83	7,236
Service Corp. International (Diversified Consumer Services)	410	25,621
Signature Bank (Banks)	82	18,611
Silgan Holdings, Inc. (Containers & Packaging)	140	5,673
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	108	16,091
Simpson Manufacturing Co., Inc. (Building Products)	178	20,021
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	118	4,903
SLM Corp. (Consumer Finance)	1,318	24,818
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	213	55,269
STAAR Surgical Co.* (Health Care Equipment & Supplies)	191	24,433
Stericycle, Inc.* (Commercial Services & Supplies)	146	10,300
Stifel Financial Corp. (Capital Markets)	181	12,044
STORE Capital Corp. (Equity Real Estate Investment Trusts)	369	13,354
Sunrun, Inc.* (Electrical Equipment)	657	34,801
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	69	10,482
Syneos Health, Inc.* (Life Sciences Tools & Services)	413	37,034
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	214	9,012
TEGNA, Inc. (Media)	362	6,415
Tempur Sealy International, Inc. (Household Durables)	748	32,366
Teradata Corp.* (IT Services)	166	8,244
Terex Corp. (Machinery)	110	5,271
Tetra Tech, Inc. (Commercial Services & Supplies)	222	29,641
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	268	24,702
The Boston Beer Co., Inc.*—Class A (Beverages)	38	26,980
The Brink's Co. (Commercial Services & Supplies)	77	5,926
The Chemours Co. (Chemicals)	303	10,075
The Hain Celestial Group, Inc.* (Food Products)	208	8,301
The Middleby Corp.* (Machinery)	138	26,426
The New York Times Co.—Class A (Media)	593	25,962
The Scotts Miracle-Gro Co.—Class A (Chemicals)	165	29,197
The Timken Co. (Machinery)	278	22,101
The Toro Co. (Machinery)	435	49,476
The Wendy's Co. (Hotels, Restaurants & Leisure)	724	16,804
Toll Brothers, Inc. (Household Durables)	201	11,913
Tootsie Roll Industries, Inc. (Food Products)	31	1,066
TopBuild Corp.* (Household Durables)	133	26,958
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	136	7,045
Trex Co., Inc.* (Building Products)	470	45,636
TripAdvisor, Inc.* (Interactive Media & Services)	148	5,617
Umpqua Holdings Corp. (Banks)	389	7,340
United Therapeutics Corp.* (Biotechnology)	77	14,009
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	174	40,801
Valmont Industries, Inc. (Construction & Engineering)	36	8,530
Valvoline, Inc. (Chemicals)	444	13,622
Visteon Corp.* (Auto Components)	54	6,159
Watsco, Inc. (Trading Companies & Distributors)	84	23,725
Werner Enterprises, Inc. (Road & Rail)	106	4,845
WEX, Inc.* (IT Services)	105	19,922
Williams-Sonoma, Inc. (Specialty Retail)	310	47,026
Wingstop, Inc. (Hotels, Restaurants & Leisure)	121	20,729
Woodward, Inc. (Machinery)	124	15,073
World Wrestling Entertainment, Inc.—Class A (Entertainment)	107	5,284
Worthington Industries, Inc. (Metals & Mining)	83	5,310
WW International, Inc.* (Diversified Consumer Services)	76	2,336
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	205	14,772
XPO Logistics, Inc.* (Air Freight & Logistics)	214	29,680
Yelp, Inc.* (Interactive Media & Services)	146	5,460
YETI Holdings, Inc.* (Leisure Products)	307	29,573
TOTAL COMMON STOCKS (Cost $2,386,428)		4,501,432
TOTAL INVESTMENT SECURITIES (Cost $2,386,428)—100.0%		4,501,432
Net other assets (liabilities)—NM		(200)
NET ASSETS—100.0%		$4,501,232

*	Non-income producing security.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 125

Mid-Cap Growth ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$71,624	1.6%
Air Freight & Logistics	29,680	0.7%
Auto Components	53,086	1.2%
Banks	73,961	1.6%
Beverages	26,980	0.6%
Biotechnology	191,009	4.2%
Building Products	111,380	2.5%
Capital Markets	122,062	2.7%
Chemicals	105,522	2.3%
Commercial Services & Supplies	111,239	2.5%
Communications Equipment	39,558	0.9%
Construction & Engineering	8,530	0.2%
Construction Materials	15,263	0.3%
Consumer Finance	30,333	0.7%
Containers & Packaging	26,816	0.6%
Diversified Consumer Services	34,423	0.8%
Diversified Telecommunication Services	12,331	0.3%
Electric Utilities	6,573	0.1%
Electrical Equipment	82,167	1.8%
Electronic Equipment, Instruments & Components	140,449	3.1%
Energy Equipment & Services	7,321	0.2%
Entertainment	5,284	0.1%
Equity Real Estate Investment Trusts	250,342	5.6%
Food & Staples Retailing	18,391	0.4%
Food Products	71,891	1.6%
Health Care Equipment & Supplies	218,532	4.9%
Health Care Providers & Services	196,828	4.4%
Hotels, Restaurants & Leisure	166,272	3.7%
Household Durables	93,353	2.1%
Household Products	4,799	0.1%
Industrial Conglomerates	24,875	0.5%
Insurance	134,103	3.0%
Interactive Media & Services	11,077	0.2%
IT Services	107,355	2.4%
Leisure Products	101,667	2.3%
Life Sciences Tools & Services	134,073	3.0%
Machinery	283,528	6.3%
Media	73,912	1.6%
Metals & Mining	75,642	1.7%
Multiline Retail	21,599	0.5%
Oil, Gas & Consumable Fuels	58,245	1.3%
Paper & Forest Products	12,751	0.3%
Personal Products	6,013	0.1%
Pharmaceuticals	45,847	1.0%
Professional Services	56,906	1.3%
Road & Rail	45,184	1.0%
Semiconductors & Semiconductor Equipment	335,352	7.4%
Software	302,983	6.7%
Specialty Retail	182,820	4.1%
Textiles, Apparel & Luxury Goods	87,732	1.9%
Thrifts & Mortgage Finance	19,174	0.4%
Trading Companies & Distributors	32,196	0.7%
Water Utilities	22,399	0.5%
Other**	(200)	NM
Total	$4,501,232	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

126 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (88.7%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	238	$14,689
ACI Worldwide, Inc.* (Software)	313	10,736
Acuity Brands, Inc. (Electrical Equipment)	95	16,661
Adient PLC* (Auto Components)	249	10,490
AECOM* (Construction & Engineering)	388	24,428
Affiliated Managers Group, Inc. (Capital Markets)	110	17,428
AGCO Corp. (Machinery)	164	21,666
Alleghany Corp.* (Insurance)	37	24,534
ALLETE, Inc. (Electric Utilities)	138	9,704
Alliance Data Systems Corp. (IT Services)	132	12,309
Amedisys, Inc.* (Health Care Providers & Services)	86	22,413
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	365	18,363
American Eagle Outfitters, Inc. (Specialty Retail)	400	13,788
American Financial Group, Inc. (Insurance)	183	23,148
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	284	6,998
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	758	7,201
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	415	21,846
AptarGroup, Inc. (Containers & Packaging)	174	22,433
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	196	23,240
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	275	19,055
ASGN, Inc.* (Professional Services)	141	14,259
Ashland Global Holdings, Inc. (Chemicals)	145	12,335
Aspen Technology, Inc.* (Software)	180	26,327
Associated Banc-Corp. (Banks)	405	8,019
AutoNation, Inc.* (Specialty Retail)	143	17,350
Avient Corp. (Chemicals)	242	11,742
Avis Budget Group, Inc.* (Road & Rail)	137	11,339
Avnet, Inc. (Electronic Equipment, Instruments & Components)	263	10,867
Axon Enterprise, Inc.* (Aerospace & Defense)	171	31,810
BancorpSouth Bank (Banks)	255	6,579
Bank of Hawaii Corp. (Banks)	107	8,957
Bank OZK (Banks)	320	13,027
Belden, Inc. (Electronic Equipment, Instruments & Components)	118	5,782
Bio-Techne Corp. (Life Sciences Tools & Services)	103	49,670
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	363	18,382
Black Hills Corp. (Multi-Utilities)	166	11,230
Blackbaud, Inc.* (Software)	129	9,202
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	214	12,198
Brighthouse Financial, Inc.* (Insurance)	227	9,775
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	786	18,094
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	197	17,535
Brown & Brown, Inc. (Insurance)	619	33,673
Brunswick Corp. (Leisure Products)	206	21,506
Builders FirstSource, Inc.* (Building Products)	548	24,386
Cable One, Inc. (Media)	14	26,431
Cabot Corp. (Chemicals)	150	8,259
CACI International, Inc.*—Class A (IT Services)	62	16,552
Callaway Golf Co.* (Leisure Products)	308	9,757
Camden Property Trust (Equity Real Estate Investment Trusts)	259	38,691
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	401	22,580
Carlisle Cos., Inc. (Industrial Conglomerates)	138	27,909
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	116	11,338
Casey's General Stores, Inc. (Food & Staples Retailing)	98	19,375
Cathay General Bancorp (Banks)	198	7,498
CDK Global, Inc. (Software)	322	15,453
Cerence, Inc.* (Software)	100	10,751
Ceridian HCM Holding, Inc.* (Software)	348	34,243
ChampionX Corp.* (Energy Equipment & Services)	496	11,527
Chemed Corp. (Health Care Providers & Services)	42	19,993
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	76	9,112
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	92	17,094
Ciena Corp.* (Communications Equipment)	410	23,838
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	272	17,734
Cinemark Holdings, Inc.* (Entertainment)	288	4,473
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	152	12,554
CIT Group, Inc. (Banks)	262	12,639
Clean Harbors, Inc.* (Commercial Services & Supplies)	133	12,635
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,217	30,425
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	77	11,137
CNO Financial Group, Inc. (Insurance)	348	7,948
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	583	7,054
Cognex Corp. (Electronic Equipment, Instruments & Components)	468	42,313
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	65	15,986
Colfax Corp.* (Machinery)	312	14,315
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	81	8,069
Commerce Bancshares, Inc. (Banks)	279	19,734
Commercial Metals Co. (Metals & Mining)	319	10,463
CommVault Systems, Inc.* (Software)	122	9,222
Compass Minerals International, Inc. (Metals & Mining)	90	6,170
Concentrix Corp.* (IT Services)	110	18,010
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	114	15,756
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	297	8,744
Coty, Inc.*—Class A (Personal Products)	751	6,556
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	394	15,650
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	63	8,579
Crane Co. (Machinery)	131	12,737

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 127

Common Stocks, continued

	Shares	Value
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	306	$28,384
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	173	23,495
Cullen/Frost Bankers, Inc. (Banks)	150	16,098
Curtiss-Wright Corp. (Aerospace & Defense)	108	12,776
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	324	23,091
Dana, Inc. (Auto Components)	384	9,277
Darling Ingredients, Inc.* (Food Products)	432	29,838
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	74	30,404
Dick's Sporting Goods, Inc. (Specialty Retail)	174	18,120
Donaldson Co., Inc. (Machinery)	334	22,107
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	437	14,596
DT Midstream, Inc.* (Oil, Gas & Consumable Fuels)	257	10,897
Dycom Industries, Inc.* (Construction & Engineering)	81	5,621
Eagle Materials, Inc. (Construction Materials)	112	15,828
East West Bancorp, Inc. (Banks)	376	26,752
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	106	18,679
EMCOR Group, Inc. (Construction & Engineering)	144	17,541
Emergent BioSolutions, Inc.* (Biotechnology)	121	7,974
Encompass Health Corp. (Health Care Providers & Services)	264	21,978
Energizer Holdings, Inc. (Household Products)	154	6,599
EnerSys (Electrical Equipment)	113	11,149
Envestnet, Inc.* (Software)	144	10,833
Envista Holdings Corp.* (Health Care Equipment & Supplies)	426	18,352
EPR Properties (Equity Real Estate Investment Trusts)	198	9,959
EQT Corp.* (Oil, Gas & Consumable Fuels)	739	13,590
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,076	8,845
Essent Group, Ltd. (Thrifts & Mortgage Finance)	299	13,506
Essential Utilities, Inc. (Water Utilities)	592	29,079
Evercore Partners, Inc.—Class A (Capital Markets)	108	14,278
Exelixis, Inc.* (Biotechnology)	830	13,986
F.N.B. Corp. (Banks)	846	9,695
FactSet Research Systems, Inc. (Capital Markets)	100	35,728
Fair Isaac Corp.* (Software)	76	39,816
Federated Hermes, Inc.—Class B (Capital Markets)	248	8,045
First American Financial Corp. (Insurance)	291	19,587
First Financial Bankshares, Inc. (Banks)	377	18,413
First Horizon Corp. (Banks)	1,463	22,603
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	342	18,735
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	225	19,359
FirstCash, Inc. (Consumer Finance)	109	8,633
Five Below, Inc.* (Specialty Retail)	148	28,774
Flowers Foods, Inc. (Food Products)	521	12,275
Flowserve Corp. (Machinery)	345	14,521
Fluor Corp.* (Construction & Engineering)	333	5,548
Foot Locker, Inc. (Specialty Retail)	273	15,577
Fox Factory Holding Corp.* (Auto Components)	111	17,931
FTI Consulting, Inc.* (Professional Services)	91	13,259
Fulton Financial Corp. (Banks)	431	6,603
GATX Corp. (Trading Companies & Distributors)	94	8,672
Genpact, Ltd. (IT Services)	461	22,962
Gentex Corp. (Auto Components)	640	21,779
Glacier Bancorp, Inc. (Banks)	253	13,045
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	205	17,050
Graco, Inc. (Machinery)	449	35,058
Graham Holdings Co.—Class B (Diversified Consumer Services)	11	7,311
Grand Canyon Education, Inc.* (Diversified Consumer Services)	123	11,362
Greif, Inc.—Class A (Containers & Packaging)	70	4,243
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	231	7,651
H&R Block, Inc. (Diversified Consumer Services)	480	11,784
Haemonetics Corp.* (Health Care Equipment & Supplies)	135	8,207
Halozyme Therapeutics, Inc.* (Biotechnology)	354	14,631
Hancock Whitney Corp. (Banks)	230	10,053
Harley-Davidson, Inc. (Automobiles)	407	16,125
Hawaiian Electric Industries, Inc. (Electric Utilities)	289	12,525
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	375	11,955
Healthcare Services Group, Inc. (Commercial Services & Supplies)	198	5,168
HealthEquity, Inc.* (Health Care Providers & Services)	221	16,350
Helen of Troy, Ltd.* (Household Durables)	65	14,520
Herman Miller, Inc. (Commercial Services & Supplies)	195	8,414
Hexcel Corp.* (Aerospace & Defense)	222	12,081
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	276	13,162
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	176	24,369
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	396	11,642
Home BancShares, Inc. (Banks)	402	8,514
Hubbell, Inc. (Electrical Equipment)	144	28,866
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	400	10,904
IAA, Inc.* (Commercial Services & Supplies)	357	21,592
ICU Medical, Inc.* (Health Care Equipment & Supplies)	52	10,571
IDACORP, Inc. (Electric Utilities)	134	14,130
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	278	19,407
Ingevity Corp.* (Chemicals)	106	9,004
Ingredion, Inc. (Food Products)	177	15,542
Insperity, Inc. (Professional Services)	95	9,410
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	188	13,609
Interactive Brokers Group, Inc. (Capital Markets)	214	13,238
International Bancshares Corp. (Banks)	148	5,784

See accompanying notes to the financial statements.

128 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Iridium Communications, Inc.* (Diversified Telecommunication Services)	311	$13,134
ITT, Inc. (Machinery)	228	22,323
j2 Global, Inc.* (Software)	112	15,822
Jabil, Inc. (Electronic Equipment, Instruments & Components)	355	21,137
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	59	6,423
Janus Henderson Group PLC (Capital Markets)	452	18,912
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	159	26,953
JBG Smith Properties (Equity Real Estate Investment Trusts)	292	9,528
Jefferies Financial Group, Inc. (Diversified Financial Services)	530	17,591
JetBlue Airways Corp.* (Airlines)	838	12,394
John Wiley & Sons, Inc.—Class A (Media)	115	6,760
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	136	30,270
KAR Auction Services, Inc.* (Commercial Services & Supplies)	330	5,438
KB Home (Household Durables)	235	9,973
KBR, Inc. (IT Services)	374	14,474
Kemper Corp. (Insurance)	161	10,628
Kennametal, Inc. (Machinery)	221	8,011
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	281	19,465
Kinsale Capital Group, Inc. (Insurance)	57	10,183
Kirby Corp.* (Marine)	159	9,208
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	324	16,101
Kohl's Corp. (Multiline Retail)	414	21,031
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	230	24,518
Lancaster Colony Corp. (Food Products)	52	10,289
Landstar System, Inc. (Road & Rail)	102	16,014
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	362	20,544
Lear Corp. (Auto Components)	145	25,372
LendingTree, Inc.* (Thrifts & Mortgage Finance)	29	5,661
Lennox International, Inc. (Building Products)	91	29,978
LHC Group, Inc.* (Health Care Providers & Services)	84	18,075
Life Storage, Inc. (Equity Real Estate Investment Trusts)	204	23,941
Ligand Pharmaceuticals, Inc.* (Biotechnology)	44	4,994
Lincoln Electric Holdings, Inc. (Machinery)	158	22,030
Lithia Motors, Inc.—Class A (Specialty Retail)	79	29,800
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	65	17,289
LivaNova PLC* (Health Care Equipment & Supplies)	129	11,133
LiveRamp Holdings, Inc.* (IT Services)	181	7,242
Louisiana-Pacific Corp. (Paper & Forest Products)	271	15,024
Lumentum Holdings, Inc.* (Communications Equipment)	201	16,882
Manhattan Associates, Inc.* (Software)	168	26,818
ManpowerGroup, Inc. (Professional Services)	144	17,075
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	113	16,653
Masimo Corp.* (Health Care Equipment & Supplies)	134	36,501
MasTec, Inc.* (Construction & Engineering)	150	15,185
Mattel, Inc.* (Leisure Products)	923	20,048
MAXIMUS, Inc. (IT Services)	163	14,507
MDU Resources Group, Inc. (Multi-Utilities)	533	16,906
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,556	32,723
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	73	12,844
Mercury General Corp. (Insurance)	70	4,258
Mercury Systems, Inc.* (Aerospace & Defense)	149	9,834
MGIC Investment Corp. (Thrifts & Mortgage Finance)	898	12,428
Minerals Technologies, Inc. (Chemicals)	89	7,140
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	147	22,997
Molina Healthcare, Inc.* (Health Care Providers & Services)	155	42,316
MSA Safety, Inc. (Commercial Services & Supplies)	96	15,790
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	124	11,057
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	384	8,337
Murphy USA, Inc. (Specialty Retail)	66	9,736
National Fuel Gas Co. (Gas Utilities)	241	12,395
National Instruments Corp. (Electronic Equipment, Instruments & Components)	348	15,350
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	465	22,725
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	206	11,159
Navient Corp. (Consumer Finance)	475	9,704
NCR Corp.* (Technology Hardware, Storage & Peripherals)	347	15,406
Nektar Therapeutics* (Pharmaceuticals)	483	7,627
Neogen Corp.* (Health Care Equipment & Supplies)	284	12,371
NetScout Systems, Inc.* (Communications Equipment)	195	5,608
Neurocrine Biosciences, Inc.* (Biotechnology)	250	23,302
New Jersey Resources Corp. (Gas Utilities)	255	9,823
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,231	14,502
NewMarket Corp. (Chemicals)	19	6,002
Nordson Corp. (Machinery)	143	32,337
Nordstrom, Inc.* (Multiline Retail)	288	9,533
NorthWestern Corp. (Multi-Utilities)	134	8,307
Nu Skin Enterprises, Inc.—Class A (Personal Products)	133	7,141
NuVasive, Inc.* (Health Care Equipment & Supplies)	137	8,761
nVent Electric PLC (Electrical Equipment)	444	14,035
OGE Energy Corp. (Electric Utilities)	530	17,888
Old Republic International Corp. (Insurance)	750	18,495
Olin Corp. (Chemicals)	379	17,824
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	150	13,965
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	623	22,602

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 129

Common Stocks, continued

	Shares	Value
ONE Gas, Inc. (Gas Utilities)	141	$10,403
Oshkosh Corp. (Machinery)	182	21,758
Owens Corning (Building Products)	277	26,636
PacWest Bancorp (Banks)	310	12,344
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	88	10,043
Park Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	626	11,581
Patterson Cos., Inc. (Health Care Providers & Services)	230	7,160
Paylocity Holding Corp.* (Software)	100	20,746
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	348	7,827
Penumbra, Inc.* (Health Care Equipment & Supplies)	90	23,961
Physicians Realty Trust (Equity Real Estate Investment Trusts)	571	10,820
Pilgrim's Pride Corp.* (Food Products)	129	2,857
Pinnacle Financial Partners, Inc. (Banks)	201	18,012
PNM Resources, Inc. (Electric Utilities)	227	10,971
Polaris, Inc. (Leisure Products)	152	19,923
Post Holdings, Inc.* (Food Products)	157	16,067
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	178	9,245
Primerica, Inc. (Insurance)	104	15,207
PROG Holdings, Inc.* (Consumer Finance)	178	7,791
Progyny, Inc.* (Health Care Providers & Services)	98	5,458
Prosperity Bancshares, Inc. (Banks)	246	16,775
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	53	8,145
Qualys, Inc.* (Software)	89	9,039
Quidel Corp.* (Health Care Equipment & Supplies)	103	14,571
R1 RCM, Inc.* (Health Care Providers & Services)	366	7,836
Rayonier, Inc. (Equity Real Estate Investment Trusts)	368	13,877
Regal Beloit Corp. (Electrical Equipment)	108	15,901
Reinsurance Group of America, Inc. (Insurance)	180	19,832
Reliance Steel & Aluminum Co. (Metals & Mining)	169	26,558
RenaissanceRe Holdings, Ltd. (Insurance)	131	20,002
Repligen Corp.* (Biotechnology)	135	33,169
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	355	21,840
RH* (Specialty Retail)	45	29,884
RLI Corp. (Insurance)	105	11,380
Royal Gold, Inc. (Metals & Mining)	174	21,144
RPM International, Inc. (Chemicals)	343	29,699
Ryder System, Inc. (Road & Rail)	143	10,889
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	572	10,633
Sabre Corp.* (IT Services)	845	9,963
Sailpoint Technologies Holding, Inc.* (Software)	244	12,198
Sanderson Farms, Inc. (Food Products)	53	9,903
Science Applications International Corp. (IT Services)	153	13,357
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	150	9,257
SEI Investments Co. (Capital Markets)	314	19,091
Selective Insurance Group, Inc. (Insurance)	159	12,935
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	172	10,649
Sensient Technologies Corp. (Chemicals)	112	9,764
Service Corp. International (Diversified Consumer Services)	445	27,808
Signature Bank (Banks)	153	34,726
Silgan Holdings, Inc. (Containers & Packaging)	208	8,428
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	118	17,581
Simpson Manufacturing Co., Inc. (Building Products)	115	12,935
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	201	8,352
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	355	19,056
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	184	13,701
SLM Corp. (Consumer Finance)	855	16,100
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	138	35,807
Sonoco Products Co. (Containers & Packaging)	266	16,968
Southwest Gas Holdings, Inc. (Gas Utilities)	154	10,769
Spire, Inc. (Gas Utilities)	137	9,720
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	304	15,267
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	313	7,694
STAAR Surgical Co.* (Health Care Equipment & Supplies)	124	15,862
Steel Dynamics, Inc. (Metals & Mining)	531	34,224
Stericycle, Inc.* (Commercial Services & Supplies)	243	17,144
Sterling Bancorp (Banks)	510	11,072
Stifel Financial Corp. (Capital Markets)	278	18,498
STORE Capital Corp. (Equity Real Estate Investment Trusts)	645	23,343
Strategic Education, Inc. (Diversified Consumer Services)	65	5,154
Sunrun, Inc.* (Electrical Equipment)	427	22,618
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	93	14,129
Syneos Health, Inc.* (Life Sciences Tools & Services)	268	24,032
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	110	13,149
Synovus Financial Corp. (Banks)	393	16,074
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	605	25,477
Taylor Morrison Home Corp.* (Household Durables)	341	9,146
TEGNA, Inc. (Media)	585	10,366
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	264	5,900
Tempur Sealy International, Inc. (Household Durables)	485	20,986
Tenet Healthcare Corp.* (Health Care Providers & Services)	283	20,331
Teradata Corp.* (IT Services)	290	14,401
Terex Corp. (Machinery)	185	8,865

See accompanying notes to the financial statements.

130 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Tetra Tech, Inc. (Commercial Services & Supplies)	143	$19,093
Texas Capital Bancshares, Inc.* (Banks)	134	8,439
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	174	16,038
The Boston Beer Co., Inc.*—Class A (Beverages)	25	17,750
The Brink's Co. (Commercial Services & Supplies)	132	10,159
The Chemours Co. (Chemicals)	438	14,564
The Goodyear Tire & Rubber Co.* (Auto Components)	739	11,610
The Hain Celestial Group, Inc.* (Food Products)	216	8,621
The Hanover Insurance Group, Inc. (Insurance)	95	12,911
The Macerich Co. (Equity Real Estate Investment Trusts)	443	7,221
The Middleby Corp.* (Machinery)	147	28,149
The New York Times Co.—Class A (Media)	384	16,812
The Scotts Miracle-Gro Co.—Class A (Chemicals)	108	19,112
The Timken Co. (Machinery)	181	14,390
The Toro Co. (Machinery)	283	32,188
The Wendy's Co. (Hotels, Restaurants & Leisure)	469	10,885
Thor Industries, Inc. (Automobiles)	147	17,399
Toll Brothers, Inc. (Household Durables)	297	17,603
Tootsie Roll Industries, Inc. (Food Products)	47	1,616
TopBuild Corp.* (Household Durables)	88	17,837
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	228	11,810
TreeHouse Foods, Inc.* (Food Products)	149	6,616
Trex Co., Inc.* (Building Products)	305	29,616
Tri Pointe Homes, Inc.* (Household Durables)	314	7,574
Trinity Industries, Inc. (Machinery)	214	5,802
TripAdvisor, Inc.* (Interactive Media & Services)	260	9,867
Trustmark Corp. (Banks)	168	5,043
UGI Corp. (Gas Utilities)	553	25,433
UMB Financial Corp. (Banks)	115	10,764
Umpqua Holdings Corp. (Banks)	584	11,020
United Bankshares, Inc. (Banks)	355	12,262
United States Steel Corp. (Metals & Mining)	714	18,907
United Therapeutics Corp.* (Biotechnology)	119	21,650
Univar Solutions, Inc.* (Trading Companies & Distributors)	449	11,018
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	114	26,731
Urban Edge Properties (Equity Real Estate Investment Trusts)	291	5,529
Urban Outfitters, Inc.* (Specialty Retail)	182	6,767
Valley National Bancorp (Banks)	1,075	13,857
Valmont Industries, Inc. (Construction & Engineering)	56	13,269
Valvoline, Inc. (Chemicals)	479	14,696
ViaSat, Inc.* (Communications Equipment)	180	8,935
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	351	7,768
Visteon Corp.* (Auto Components)	74	8,440
Vontier Corp. (Electronic Equipment, Instruments & Components)	447	14,460
Washington Federal, Inc. (Thrifts & Mortgage Finance)	192	6,196
Watsco, Inc. (Trading Companies & Distributors)	87	24,572
Webster Financial Corp. (Banks)	239	11,496
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	318	10,236
Werner Enterprises, Inc. (Road & Rail)	151	6,902
WEX, Inc.* (IT Services)	118	22,388
Williams-Sonoma, Inc. (Specialty Retail)	202	30,644
Wingstop, Inc. (Hotels, Restaurants & Leisure)	79	13,533
Wintrust Financial Corp. (Banks)	151	10,781
Woodward, Inc. (Machinery)	155	18,842
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	167	5,755
World Wrestling Entertainment, Inc.—Class A (Entertainment)	120	5,925
Worthington Industries, Inc. (Metals & Mining)	93	5,949
WW International, Inc.* (Diversified Consumer Services)	127	3,904
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	247	17,798
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	427	10,304
XPO Logistics, Inc.* (Air Freight & Logistics)	269	37,308
Yelp, Inc.* (Interactive Media & Services)	185	6,919
YETI Holdings, Inc.* (Leisure Products)	199	19,170
TOTAL COMMON STOCKS (Cost $4,045,298)		6,220,099

Repurchase Agreements(a)(b) (11.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $770,000	$770,000	$770,000
TOTAL REPURCHASE AGREEMENTS (Cost $770,000)		770,000
TOTAL INVESTMENT SECURITIES (Cost $4,815,298)—99.7%		6,990,099
Net other assets (liabilities)—0.3%		24,536
NET ASSETS—100.0%		$7,014,635

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $222,000.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 131

Total Return Swap Agreements–Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/27/21	0.54%	$27,037	$435
S&P MidCap 400	UBS AG	8/27/21	0.44%	773,250	12,911
				$800,287	$13,346

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$66,501	0.9%
Air Freight & Logistics	37,308	0.5%
Airlines	12,394	0.2%
Auto Components	104,899	1.5%
Automobiles	33,524	0.5%
Banks	406,679	5.8%
Beverages	17,750	0.3%
Biotechnology	138,761	2.0%
Building Products	123,551	1.8%
Capital Markets	145,218	2.1%
Chemicals	160,141	2.3%
Commercial Services & Supplies	115,433	1.6%
Communications Equipment	55,263	0.8%
Construction & Engineering	81,592	1.2%
Construction Materials	15,828	0.2%
Consumer Finance	42,228	0.6%
Containers & Packaging	52,072	0.7%
Diversified Consumer Services	67,323	1.0%
Diversified Financial Services	17,591	0.2%
Diversified Telecommunication Services	13,134	0.2%
Electric Utilities	65,218	0.9%
Electrical Equipment	109,230	1.6%
Electronic Equipment, Instruments & Components	206,748	2.9%
Energy Equipment & Services	11,527	0.2%
Entertainment	10,398	0.1%
Equity Real Estate Investment Trusts	594,152	8.4%
Food & Staples Retailing	53,102	0.8%
Food Products	113,624	1.6%
Gas Utilities	78,542	1.1%
Health Care Equipment & Supplies	215,317	3.1%
Health Care Providers & Services	196,599	2.8%
Hotels, Restaurants & Leisure	167,775	2.4%
Household Durables	97,639	1.4%
Household Products	6,599	0.1%
Industrial Conglomerates	27,909	0.4%
Insurance	254,496	3.6%
Interactive Media & Services	16,786	0.2%
IT Services	166,165	2.4%
Leisure Products	90,404	1.3%
Life Sciences Tools & Services	86,546	1.2%
Machinery	335,099	4.8%
Marine	9,208	0.1%
Media	60,369	0.9%
Metals & Mining	153,840	2.2%
Multiline Retail	44,529	0.6%
Multi-Utilities	36,443	0.5%
Oil, Gas & Consumable Fuels	116,532	1.7%
Paper & Forest Products	15,024	0.2%
Personal Products	13,697	0.2%
Pharmaceuticals	34,580	0.5%
Professional Services	54,003	0.8%
Real Estate Management & Development	30,270	0.4%
Road & Rail	61,245	0.9%
Semiconductors & Semiconductor Equipment	244,405	3.5%
Software	251,206	3.6%
Specialty Retail	200,440	2.9%
Technology Hardware, Storage & Peripherals	25,710	0.4%
Textiles, Apparel & Luxury Goods	114,942	1.6%
Thrifts & Mortgage Finance	52,293	0.7%
Trading Companies & Distributors	55,319	0.8%
Water Utilities	29,079	0.4%
Wireless Telecommunication Services	5,900	0.1%
Other**	794,536	11.3%
Total	$7,014,635	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

132 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (100.3%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	246	$15,183
ACI Worldwide, Inc.* (Software)	242	8,301
Acuity Brands, Inc. (Electrical Equipment)	159	27,885
Adient PLC* (Auto Components)	418	17,610
AECOM* (Construction & Engineering)	649	40,860
Affiliated Managers Group, Inc. (Capital Markets)	185	29,311
AGCO Corp. (Machinery)	159	21,005
Alleghany Corp.* (Insurance)	60	39,786
ALLETE, Inc. (Electric Utilities)	232	16,314
Alliance Data Systems Corp. (IT Services)	222	20,702
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	372	18,715
American Eagle Outfitters, Inc. (Specialty Retail)	669	23,060
American Financial Group, Inc. (Insurance)	303	38,326
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	334	8,230
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	695	36,585
AptarGroup, Inc. (Containers & Packaging)	113	14,568
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	331	39,246
Ashland Global Holdings, Inc. (Chemicals)	155	13,186
Aspen Technology, Inc.* (Software)	95	13,895
Associated Banc-Corp. (Banks)	677	13,405
AutoNation, Inc.* (Specialty Retail)	239	28,997
Avient Corp. (Chemicals)	405	19,651
Avis Budget Group, Inc.* (Road & Rail)	229	18,954
Avnet, Inc. (Electronic Equipment, Instruments & Components)	441	18,222
BancorpSouth Bank (Banks)	426	10,991
Bank of Hawaii Corp. (Banks)	179	14,984
Bank OZK (Banks)	537	21,861
Belden, Inc. (Electronic Equipment, Instruments & Components)	197	9,653
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	608	30,788
Black Hills Corp. (Multi-Utilities)	279	18,874
Blackbaud, Inc.* (Software)	118	8,417
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	165	9,405
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,316	30,294
Brunswick Corp. (Leisure Products)	155	16,182
Builders FirstSource, Inc.* (Building Products)	467	20,782
Cabot Corp. (Chemicals)	251	13,820
CACI International, Inc.*—Class A (IT Services)	60	16,018
Callaway Golf Co.* (Leisure Products)	217	6,875
Camden Property Trust (Equity Real Estate Investment Trusts)	230	34,360
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	672	37,840
Carlisle Cos., Inc. (Industrial Conglomerates)	99	20,022
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	194	18,962
Casey's General Stores, Inc. (Food & Staples Retailing)	101	19,969
Cathay General Bancorp (Banks)	332	12,573
CDK Global, Inc. (Software)	269	12,909
Ceridian HCM Holding, Inc.* (Software)	237	23,320
ChampionX Corp.* (Energy Equipment & Services)	490	11,388
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	60	7,194
Ciena Corp.* (Communications Equipment)	430	25,000
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	236	15,387
Cinemark Holdings, Inc.* (Entertainment)	482	7,485
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	143	11,810
CIT Group, Inc. (Banks)	438	21,129
Clean Harbors, Inc.* (Commercial Services & Supplies)	137	13,015
CNO Financial Group, Inc. (Insurance)	584	13,339
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	72	17,708
Colfax Corp.* (Machinery)	521	23,903
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	77	7,671
Commerce Bancshares, Inc. (Banks)	243	17,187
Commercial Metals Co. (Metals & Mining)	534	17,515
CommVault Systems, Inc.* (Software)	102	7,710
Compass Minerals International, Inc. (Metals & Mining)	77	5,279
Concentrix Corp.* (IT Services)	97	15,882
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	69	9,536
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	499	14,691
Coty, Inc.*—Class A (Personal Products)	1,259	10,991
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	659	26,175
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	103	14,027
Crane Co. (Machinery)	222	21,585
Cullen/Frost Bankers, Inc. (Banks)	251	26,937
Curtiss-Wright Corp. (Aerospace & Defense)	114	13,486
Dana, Inc. (Auto Components)	645	15,583
Dick's Sporting Goods, Inc. (Specialty Retail)	291	30,304
Donaldson Co., Inc. (Machinery)	280	18,533
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	731	24,415
DT Midstream, Inc.* (Oil, Gas & Consumable Fuels)	429	18,190
Dycom Industries, Inc.* (Construction & Engineering)	137	9,508
Eagle Materials, Inc. (Construction Materials)	72	10,175
East West Bancorp, Inc. (Banks)	628	44,683
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	75	13,217
EMCOR Group, Inc. (Construction & Engineering)	242	29,478
Encompass Health Corp. (Health Care Providers & Services)	193	16,067
Energizer Holdings, Inc. (Household Products)	137	5,870
EnerSys (Electrical Equipment)	98	9,669
Envestnet, Inc.* (Software)	94	7,072
Envista Holdings Corp.* (Health Care Equipment & Supplies)	712	30,672
EPR Properties (Equity Real Estate Investment Trusts)	332	16,700

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 133

Common Stocks, continued

	Shares	Value
EQT Corp.* (Oil, Gas & Consumable Fuels)	766	$14,087
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	993	8,162
Essent Group, Ltd. (Thrifts & Mortgage Finance)	251	11,338
Essential Utilities, Inc. (Water Utilities)	495	24,314
Evercore Partners, Inc.—Class A (Capital Markets)	66	8,725
F.N.B. Corp. (Banks)	1,418	16,250
Federated Hermes, Inc.—Class B (Capital Markets)	244	7,915
First American Financial Corp. (Insurance)	487	32,780
First Financial Bankshares, Inc. (Banks)	227	11,087
First Horizon Corp. (Banks)	2,451	37,868
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	280	15,338
FirstCash, Inc. (Consumer Finance)	181	14,335
Flowers Foods, Inc. (Food Products)	535	12,605
Flowserve Corp. (Machinery)	578	24,328
Fluor Corp.* (Construction & Engineering)	560	9,330
Foot Locker, Inc. (Specialty Retail)	459	26,191
Fulton Financial Corp. (Banks)	722	11,061
GATX Corp. (Trading Companies & Distributors)	158	14,576
Genpact, Ltd. (IT Services)	302	15,043
Gentex Corp. (Auto Components)	450	15,314
Glacier Bancorp, Inc. (Banks)	212	10,931
Graham Holdings Co.—Class B (Diversified Consumer Services)	19	12,629
Grand Canyon Education, Inc.* (Diversified Consumer Services)	130	12,008
Greif, Inc.—Class A (Containers & Packaging)	118	7,153
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	147	4,869
H&R Block, Inc. (Diversified Consumer Services)	805	19,762
Haemonetics Corp.* (Health Care Equipment & Supplies)	101	6,140
Hancock Whitney Corp. (Banks)	385	16,828
Harley-Davidson, Inc. (Automobiles)	683	27,060
Hawaiian Electric Industries, Inc. (Electric Utilities)	486	21,063
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	376	11,987
Healthcare Services Group, Inc. (Commercial Services & Supplies)	332	8,665
Herman Miller, Inc. (Commercial Services & Supplies)	326	14,067
Hexcel Corp.* (Aerospace & Defense)	372	20,244
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	461	21,985
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	170	23,538
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	661	19,433
Home BancShares, Inc. (Banks)	673	14,254
Hubbell, Inc. (Electrical Equipment)	98	19,645
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	668	18,210
ICU Medical, Inc.* (Health Care Equipment & Supplies)	44	8,945
IDACORP, Inc. (Electric Utilities)	223	23,515
Ingevity Corp.* (Chemicals)	91	7,730
Ingredion, Inc. (Food Products)	299	26,255
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	159	11,510
International Bancshares Corp. (Banks)	246	9,614
Iridium Communications, Inc.* (Diversified Telecommunication Services)	204	8,615
ITT, Inc. (Machinery)	209	20,463
j2 Global, Inc.* (Software)	70	9,889
Jabil, Inc. (Electronic Equipment, Instruments & Components)	593	35,307
Janus Henderson Group PLC (Capital Markets)	756	31,631
JBG Smith Properties (Equity Real Estate Investment Trusts)	491	16,021
Jefferies Financial Group, Inc. (Diversified Financial Services)	888	29,473
JetBlue Airways Corp.* (Airlines)	1,406	20,795
John Wiley & Sons, Inc.—Class A (Media)	193	11,345
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	227	50,523
KAR Auction Services, Inc.* (Commercial Services & Supplies)	555	9,146
KB Home (Household Durables)	393	16,679
KBR, Inc. (IT Services)	627	24,264
Kemper Corp. (Insurance)	269	17,757
Kennametal, Inc. (Machinery)	371	13,449
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	469	32,488
Kirby Corp.* (Marine)	267	15,462
Kohl's Corp. (Multiline Retail)	693	35,205
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	192	20,467
Lancaster Colony Corp. (Food Products)	37	7,321
Landstar System, Inc. (Road & Rail)	62	9,734
Lear Corp. (Auto Components)	243	42,520
Lennox International, Inc. (Building Products)	62	20,425
Life Storage, Inc. (Equity Real Estate Investment Trusts)	165	19,364
Ligand Pharmaceuticals, Inc.* (Biotechnology)	36	4,086
LivaNova PLC* (Health Care Equipment & Supplies)	217	18,727
LiveRamp Holdings, Inc.* (IT Services)	142	5,681
Louisiana-Pacific Corp. (Paper & Forest Products)	205	11,365
ManpowerGroup, Inc. (Professional Services)	242	28,696
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	190	28,001
MasTec, Inc.* (Construction & Engineering)	251	25,409
MAXIMUS, Inc. (IT Services)	102	9,078
MDU Resources Group, Inc. (Multi-Utilities)	892	28,294
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,588	33,396
Mercury General Corp. (Insurance)	118	7,178
MGIC Investment Corp. (Thrifts & Mortgage Finance)	1,505	20,829
Minerals Technologies, Inc. (Chemicals)	148	11,873
Molina Healthcare, Inc.* (Health Care Providers & Services)	118	32,215
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	102	9,095
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	644	13,981

See accompanying notes to the financial statements.

134 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Murphy USA, Inc. (Specialty Retail)	109	$16,079
National Fuel Gas Co. (Gas Utilities)	405	20,829
National Instruments Corp. (Electronic Equipment, Instruments & Components)	320	14,115
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	781	38,168
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	135	7,313
Navient Corp. (Consumer Finance)	795	16,242
NCR Corp.* (Technology Hardware, Storage & Peripherals)	581	25,797
Nektar Therapeutics* (Pharmaceuticals)	502	7,927
Neogen Corp.* (Health Care Equipment & Supplies)	191	8,320
NetScout Systems, Inc.* (Communications Equipment)	326	9,376
New Jersey Resources Corp. (Gas Utilities)	428	16,487
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,063	24,302
NewMarket Corp. (Chemicals)	20	6,318
Nordson Corp. (Machinery)	89	20,126
Nordstrom, Inc.* (Multiline Retail)	483	15,987
NorthWestern Corp. (Multi-Utilities)	224	13,886
Nu Skin Enterprises, Inc.—Class A (Personal Products)	101	5,423
NuVasive, Inc.* (Health Care Equipment & Supplies)	229	14,645
nVent Electric PLC (Electrical Equipment)	743	23,486
OGE Energy Corp. (Electric Utilities)	889	30,004
Old Republic International Corp. (Insurance)	1,256	30,973
Olin Corp. (Chemicals)	636	29,910
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,045	37,914
ONE Gas, Inc. (Gas Utilities)	236	17,412
Oshkosh Corp. (Machinery)	303	36,225
Owens Corning (Building Products)	463	44,521
PacWest Bancorp (Banks)	372	14,813
Park Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	1,048	19,388
Patterson Cos., Inc. (Health Care Providers & Services)	385	11,985
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	583	13,112
Physicians Realty Trust (Equity Real Estate Investment Trusts)	957	18,135
Pilgrim's Pride Corp.* (Food Products)	216	4,784
Pinnacle Financial Partners, Inc. (Banks)	338	30,288
PNM Resources, Inc. (Electric Utilities)	232	11,213
Polaris, Inc. (Leisure Products)	135	17,694
Post Holdings, Inc.* (Food Products)	262	26,814
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	184	9,557
PROG Holdings, Inc.* (Consumer Finance)	162	7,091
Progyny, Inc.* (Health Care Providers & Services)	82	4,567
Prosperity Bancshares, Inc. (Banks)	412	28,094
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	47	7,222
Rayonier, Inc. (Equity Real Estate Investment Trusts)	370	13,953
Regal Beloit Corp. (Electrical Equipment)	90	13,251
Reinsurance Group of America, Inc. (Insurance)	301	33,164
Reliance Steel & Aluminum Co. (Metals & Mining)	282	44,316
RenaissanceRe Holdings, Ltd. (Insurance)	97	14,811
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	243	14,949
RLI Corp. (Insurance)	72	7,803
Royal Gold, Inc. (Metals & Mining)	122	14,825
RPM International, Inc. (Chemicals)	219	18,963
Ryder System, Inc. (Road & Rail)	239	18,200
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	958	17,809
Sabre Corp.* (IT Services)	906	10,682
Sanderson Farms, Inc. (Food Products)	89	16,629
Science Applications International Corp. (IT Services)	158	13,793
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	103	6,356
SEI Investments Co. (Capital Markets)	257	15,626
Selective Insurance Group, Inc. (Insurance)	265	21,558
Sensient Technologies Corp. (Chemicals)	99	8,631
Service Corp. International (Diversified Consumer Services)	299	18,685
Signature Bank (Banks)	166	37,677
Silgan Holdings, Inc. (Containers & Packaging)	193	7,820
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	82	12,217
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	208	8,642
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	594	31,886
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	306	22,785
Sonoco Products Co. (Containers & Packaging)	447	28,515
Southwest Gas Holdings, Inc. (Gas Utilities)	256	17,902
Spire, Inc. (Gas Utilities)	229	16,248
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	511	25,662
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	524	12,880
Steel Dynamics, Inc. (Metals & Mining)	891	57,426
Stericycle, Inc.* (Commercial Services & Supplies)	250	17,638
Sterling Bancorp (Banks)	854	18,540
Stifel Financial Corp. (Capital Markets)	270	17,966
STORE Capital Corp. (Equity Real Estate Investment Trusts)	680	24,609
Strategic Education, Inc. (Diversified Consumer Services)	109	8,643
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	82	12,458
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	184	21,995
Synovus Financial Corp. (Banks)	659	26,953
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	782	32,930
Taylor Morrison Home Corp.* (Household Durables)	570	15,287
TEGNA, Inc. (Media)	588	10,419

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 135

Common Stocks, continued

	Shares	Value
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	442	$9,879
Tenet Healthcare Corp.* (Health Care Providers & Services)	473	33,981
Teradata Corp.* (IT Services)	305	15,146
Terex Corp. (Machinery)	192	9,201
Texas Capital Bancshares, Inc.* (Banks)	223	14,045
The Brink's Co. (Commercial Services & Supplies)	137	10,544
The Chemours Co. (Chemicals)	404	13,433
The Goodyear Tire & Rubber Co.* (Auto Components)	1,239	19,465
The Hain Celestial Group, Inc.* (Food Products)	139	5,547
The Hanover Insurance Group, Inc. (Insurance)	160	21,744
The Macerich Co. (Equity Real Estate Investment Trusts)	739	12,046
The Middleby Corp.* (Machinery)	97	18,575
Thor Industries, Inc. (Automobiles)	246	29,117
Toll Brothers, Inc. (Household Durables)	280	16,596
Tootsie Roll Industries, Inc. (Food Products)	45	1,548
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	234	12,121
TreeHouse Foods, Inc.* (Food Products)	251	11,144
Tri Pointe Homes, Inc.* (Household Durables)	525	12,663
Trinity Industries, Inc. (Machinery)	359	9,732
TripAdvisor, Inc.* (Interactive Media & Services)	275	10,436
Trustmark Corp. (Banks)	280	8,406
UGI Corp. (Gas Utilities)	925	42,541
UMB Financial Corp. (Banks)	192	17,971
Umpqua Holdings Corp. (Banks)	558	10,529
United Bankshares, Inc. (Banks)	594	20,517
United States Steel Corp. (Metals & Mining)	1,196	31,670
United Therapeutics Corp.* (Biotechnology)	115	20,922
Univar Solutions, Inc.* (Trading Companies & Distributors)	753	18,479
Urban Edge Properties (Equity Real Estate Investment Trusts)	489	9,291
Urban Outfitters, Inc.* (Specialty Retail)	303	11,266
Valley National Bancorp (Banks)	1,799	23,189
Valmont Industries, Inc. (Construction & Engineering)	56	13,269
Valvoline, Inc. (Chemicals)	321	9,848
ViaSat, Inc.* (Communications Equipment)	302	14,991
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	589	13,035
Visteon Corp.* (Auto Components)	64	7,299
Vontier Corp. (Electronic Equipment, Instruments & Components)	748	24,198
Washington Federal, Inc. (Thrifts & Mortgage Finance)	320	10,326
Watsco, Inc. (Trading Companies & Distributors)	55	15,534
Webster Financial Corp. (Banks)	400	19,240
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	532	17,125
Werner Enterprises, Inc. (Road & Rail)	137	6,262
WEX, Inc.* (IT Services)	83	15,748
Wintrust Financial Corp. (Banks)	253	18,064
Woodward, Inc. (Machinery)	124	15,073
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	280	9,649
World Wrestling Entertainment, Inc.—Class A (Entertainment)	84	4,148
Worthington Industries, Inc. (Metals & Mining)	65	4,158
WW International, Inc.* (Diversified Consumer Services)	130	3,996
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	190	13,691
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	717	17,301
XPO Logistics, Inc.* (Air Freight & Logistics)	217	30,096
Yelp, Inc.* (Interactive Media & Services)	152	5,685
TOTAL COMMON STOCKS (Cost $3,619,177)		5,520,120
TOTAL INVESTMENT SECURITIES (Cost $3,619,177)—100.3%		5,520,120
Net other assets (liabilities)—(0.3)%		(15,222)
NET ASSETS—100.0%		$5,504,898

*	Non-income producing security.

See accompanying notes to the financial statements.

136 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Mid-Cap Value ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$33,730	0.6%
Air Freight & Logistics	30,096	0.5%
Airlines	20,795	0.4%
Auto Components	117,791	2.1%
Automobiles	56,177	1.0%
Banks	599,969	10.9%
Biotechnology	25,008	0.5%
Building Products	85,728	1.6%
Capital Markets	111,174	2.0%
Chemicals	153,363	2.8%
Commercial Services & Supplies	73,075	1.3%
Communications Equipment	49,367	0.9%
Construction & Engineering	127,854	2.3%
Construction Materials	10,175	0.2%
Consumer Finance	37,668	0.7%
Containers & Packaging	58,056	1.1%
Diversified Consumer Services	75,723	1.4%
Diversified Financial Services	29,473	0.5%
Diversified Telecommunication Services	8,615	0.2%
Electric Utilities	102,109	1.9%
Electrical Equipment	93,936	1.7%
Electronic Equipment, Instruments & Components	193,480	3.5%
Energy Equipment & Services	11,388	0.2%
Entertainment	11,633	0.2%
Equity Real Estate Investment Trusts	722,981	13.1%
Food & Staples Retailing	68,506	1.2%
Food Products	112,647	2.0%
Gas Utilities	131,418	2.4%
Health Care Equipment & Supplies	122,497	2.2%
Health Care Providers & Services	113,998	2.1%
Hotels, Restaurants & Leisure	99,437	1.8%
Household Durables	61,225	1.1%
Household Products	5,870	0.1%
Industrial Conglomerates	20,022	0.4%
Insurance	279,219	5.1%
Interactive Media & Services	16,121	0.3%
IT Services	162,037	2.9%
Leisure Products	40,751	0.7%
Machinery	252,198	4.6%
Marine	15,462	0.3%
Media	21,764	0.4%
Metals & Mining	175,189	3.2%
Multiline Retail	51,192	0.9%
Multi-Utilities	61,054	1.1%
Oil, Gas & Consumable Fuels	131,819	2.4%
Paper & Forest Products	11,365	0.2%
Personal Products	16,414	0.3%
Pharmaceuticals	7,927	0.1%
Professional Services	28,696	0.5%
Real Estate Management & Development	50,523	0.9%
Road & Rail	53,150	1.0%
Semiconductors & Semiconductor Equipment	44,715	0.8%
Software	91,513	1.7%
Specialty Retail	135,898	2.5%
Technology Hardware, Storage & Peripherals	43,098	0.8%
Textiles, Apparel & Luxury Goods	96,359	1.8%
Thrifts & Mortgage Finance	66,795	1.2%
Trading Companies & Distributors	57,684	1.1%
Water Utilities	24,314	0.4%
Wireless Telecommunication Services	9,879	0.2%
Other**	(15,222)	(0.3)%
Total	$5,504,898	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 137

Common Stocks (60.1%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	5,295	$442,768
Adobe, Inc.* (Software)	3,258	2,025,271
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,283	879,572
Align Technology, Inc.* (Health Care Equipment & Supplies)	539	375,036
Alphabet, Inc.*—Class A (Interactive Media & Services)	1,347	3,629,532
Alphabet, Inc.*—Class C (Interactive Media & Services)	1,449	3,918,704
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,259	7,517,025
American Electric Power Co., Inc. (Electric Utilities)	3,406	300,137
Amgen, Inc. (Biotechnology)	3,916	945,871
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,514	420,894
ANSYS, Inc.* (Software)	594	218,865
Apple, Inc. (Technology Hardware, Storage & Peripherals)	74,756	10,903,910
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,229	871,624
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	541	414,806
Atlassian Corp. PLC*—Class A (Software)	922	299,761
Autodesk, Inc.* (Software)	1,500	481,695
Automatic Data Processing, Inc. (IT Services)	2,902	608,346
Baidu, Inc.*ADR (Interactive Media & Services)	1,767	289,806
Biogen, Inc.* (Biotechnology)	1,026	335,225
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	280	609,913
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,783	1,350,868
Cadence Design Systems, Inc.* (Software)	1,896	279,944
CDW Corp. (Electronic Equipment, Instruments & Components)	956	175,283
Cerner Corp. (Health Care Technology)	2,054	165,121
Charter Communications, Inc.*—Class A (Media)	1,285	956,104
Check Point Software Technologies, Ltd.* (Software)	922	117,186
Cintas Corp. (Commercial Services & Supplies)	716	282,233
Cisco Systems, Inc. (Communications Equipment)	28,729	1,590,725
Cognizant Technology Solutions Corp.—Class A (IT Services)	3,594	264,267
Comcast Corp.—Class A (Media)	31,247	1,838,262
Copart, Inc.* (Commercial Services & Supplies)	1,613	237,111
Costco Wholesale Corp. (Food & Staples Retailing)	3,016	1,296,035
CSX Corp. (Road & Rail)	15,486	500,508
DexCom, Inc.* (Health Care Equipment & Supplies)	659	339,721
DocuSign, Inc.* (Software)	1,326	395,201
Dollar Tree, Inc.* (Multiline Retail)	1,581	157,768
eBay, Inc. (Internet & Direct Marketing Retail)	4,643	316,699
Electronic Arts, Inc. (Entertainment)	1,950	280,722
Exelon Corp. (Electric Utilities)	6,662	311,781
Facebook, Inc.*—Class A (Interactive Media & Services)	10,732	3,823,811
Fastenal Co. (Trading Companies & Distributors)	3,915	214,425
Fiserv, Inc.* (IT Services)	4,547	523,405
Fox Corp.—Class A (Media)	2,228	79,450
Fox Corp.—Class B (Media)	1,726	57,372
Gilead Sciences, Inc. (Biotechnology)	8,547	583,675
Honeywell International, Inc. (Industrial Conglomerates)	4,734	1,106,761
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	581	394,226
Illumina, Inc.* (Life Sciences Tools & Services)	995	493,271
Incyte Corp.* (Biotechnology)	1,498	115,870
Intel Corp. (Semiconductors & Semiconductor Equipment)	27,520	1,478,374
Intuit, Inc. (Software)	1,862	986,804
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	807	800,108
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	5,490	389,131
Keurig Dr Pepper, Inc. (Beverages)	9,660	340,129
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,045	363,827
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	972	619,563
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	853	341,345
Marriott International, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,219	323,930
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,586	338,009
Match Group, Inc.* (Interactive Media & Services)	1,843	293,535
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,829	182,735
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	340	533,358
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,865	266,919
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,647	593,254
Microsoft Corp. (Software)	33,731	9,610,298
Moderna, Inc.* (Biotechnology)	2,735	967,096
Mondelez International, Inc.—Class A (Food Products)	9,573	605,588
Monster Beverage Corp.* (Beverages)	3,602	339,741
NetEase, Inc.ADR (Entertainment)	2,054	209,939
Netflix, Inc.* (Entertainment)	3,022	1,564,097
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	16,992	3,313,271
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,879	387,807
Okta, Inc.* (IT Services)	852	211,117
O'Reilly Automotive, Inc.* (Specialty Retail)	475	286,824
PACCAR, Inc. (Machinery)	2,366	196,354
Paychex, Inc. (IT Services)	2,456	279,542
PayPal Holdings, Inc.* (IT Services)	8,007	2,206,169

See accompanying notes to the financial statements.

138 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Peloton Interactive, Inc.*—Class A (Leisure Products)	1,832	$216,268
PepsiCo, Inc. (Beverages)	9,416	1,477,841
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	2,579	236,262
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	7,688	1,151,662
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	714	410,272
Ross Stores, Inc. (Specialty Retail)	2,431	298,259
Seagen, Inc.* (Biotechnology)	1,237	189,743
Sirius XM Holdings, Inc. (Media)	27,879	180,377
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,125	207,574
Splunk, Inc.* (Software)	1,117	158,592
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,030	975,083
Synopsys, Inc.* (Software)	1,040	299,510
Tesla, Inc.* (Automobiles)	5,339	3,668,961
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,294	1,199,762
The Kraft Heinz Co. (Food Products)	8,336	320,686
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	8,498	1,223,882
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	3,592	93,141
VeriSign, Inc.* (IT Services)	768	166,172
Verisk Analytics, Inc.—Class A (Professional Services)	1,105	209,884
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,763	355,386
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,892	277,808
Workday, Inc.*—Class A (Software)	1,288	301,907
Xcel Energy, Inc. (Electric Utilities)	3,668	250,341
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,675	250,982
Zoom Video Communications, Inc.*—Class A (Software)	1,610	608,741
TOTAL COMMON STOCKS (Cost $49,357,712)		96,494,526

Repurchase Agreements(a)(b) (35.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $57,470,000	$57,470,000	$57,470,000
TOTAL REPURCHASE AGREEMENTS (Cost $57,470,000)		57,470,000
TOTAL INVESTMENT SECURITIES (Cost $106,827,712) — 95.8%		153,964,526
Net other assets (liabilities) — 4.2%		6,820,712
NET ASSETS—100.0%		$160,785,238

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $8,587,000.
ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	2	9/20/21	$598,230	$46,163

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/27/21	0.64%	$11,145,125	$18,386
Nasdaq-100 Index	UBS AG	8/27/21	0.89%	51,851,013	8,476
				$62,996,138	$26,862

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 139

Nasdaq-100 ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Automobiles	$3,668,961	2.3%
Beverages	2,157,710	1.4%
Biotechnology	3,903,137	2.4%
Commercial Services & Supplies	519,344	0.3%
Communications Equipment	1,590,725	1.0%
Electric Utilities	862,259	0.6%
Electronic Equipment, Instruments & Components	175,283	0.1%
Entertainment	2,497,526	1.6%
Food & Staples Retailing	1,573,843	1.0%
Food Products	926,274	0.6%
Health Care Equipment & Supplies	1,909,091	1.2%
Health Care Technology	165,121	0.1%
Hotels, Restaurants & Leisure	1,299,013	0.8%
Industrial Conglomerates	1,106,762	0.7%
Interactive Media & Services	11,955,388	7.4%
Internet & Direct Marketing Retail	9,695,530	6.0%
IT Services	4,259,018	2.7%
Leisure Products	216,268	0.1%
Life Sciences Tools & Services	493,271	0.3%
Machinery	196,354	0.1%
Media	3,111,565	1.9%
Multiline Retail	157,768	0.1%
Professional Services	209,884	0.1%
Road & Rail	500,507	0.3%
Semiconductors & Semiconductor Equipment	14,291,503	8.9%
Software	15,783,776	9.8%
Specialty Retail	585,083	0.4%
Technology Hardware, Storage & Peripherals	10,903,910	6.8%
Textiles, Apparel & Luxury Goods	341,345	0.2%
Trading Companies & Distributors	214,425	0.1%
Wireless Telecommunication Services	1,223,882	0.8%
Other**	64,290,712	39.9%
Total	$160,785,238	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

140 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (75.1%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	8,513	$159,619
Baker Hughes Co.—Class A (Energy Equipment & Services)	16,382	347,954
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	9,000	144,000
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,196	441,296
Chevron Corp. (Oil, Gas & Consumable Fuels)	43,533	4,432,094
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,316	151,003
ConocoPhillips (Oil, Gas & Consumable Fuels)	30,393	1,703,832
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	1,404	47,947
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	13,415	346,644
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	4,077	314,459
DT Midstream, Inc.* (Oil, Gas & Consumable Fuels)	2,172	92,093
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	13,151	958,182
EQT Corp.* (Oil, Gas & Consumable Fuels)	6,284	115,563
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	9,155	75,254
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	95,354	5,489,529
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,916	164,853
Halliburton Co. (Energy Equipment & Services)	20,037	414,365
Hess Corp. (Oil, Gas & Consumable Fuels)	6,182	472,552
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	3,364	98,902
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	43,864	762,356
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	17,752	205,746
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	14,361	793,014
NOV, Inc.* (Energy Equipment & Services)	8,797	121,487
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	18,921	493,838
OGE Energy Corp. (Electric Utilities)	4,507	152,111
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	10,035	521,519
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	5,878	150,829
Phillips 66 (Oil, Gas & Consumable Fuels)	9,862	724,167
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	5,221	758,977
Schlumberger, Ltd. (Energy Equipment & Services)	31,495	908,000
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	5,148	216,782
TechnipFMC PLC (Energy Equipment & Services)	9,540	68,879
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	175	261,196
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	27,360	685,368
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	9,206	616,526
TOTAL COMMON STOCKS (Cost $17,032,296)		23,410,936

Repurchase Agreements(a)(b) (23.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $7,212,000	$7,212,000	$7,212,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,212,000)		7,212,000
TOTAL INVESTMENT SECURITIES (Cost $24,244,296) — 98.3%		30,622,936
Net other assets (liabilities) — 1.7%		525,274
NET ASSETS — 100.0%		$31,148,210

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $4,443,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	8/23/21	0.59%	$10,152,673	$133,247
Dow Jones U.S. Oil & Gas Index	UBS AG	8/23/21	0.09%	13,287,537	215,493
				$23,440,210	$348,740

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 141

Oil & Gas UltraSector ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Electric Utilities	$152,111	0.5%
Energy Equipment & Services	1,860,685	6.0%
Oil, Gas & Consumable Fuels	21,233,287	68.1%
Semiconductors & Semiconductor Equipment	164,853	0.5%
Other**	7,737,274	24.9%
Total	$31,148,210	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

142 :: Oil Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (77.2%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	30,608	$263,535
Baker Hughes Co.—Class A (Energy Equipment & Services)	26,186	556,191
Bristow Group, Inc.* (Energy Equipment & Services)	5,477	142,292
Cactus, Inc.—Class A (Energy Equipment & Services)	12,878	464,123
ChampionX Corp.* (Energy Equipment & Services)	25,190	585,416
Core Laboratories N.V. (Energy Equipment & Services)	10,951	365,325
DMC Global, Inc.* (Machinery)	4,423	193,595
Dril-Quip, Inc.* (Energy Equipment & Services)	8,380	239,500
Frank's International N.V.* (Energy Equipment & Services)	29,090	79,998
Halliburton Co. (Energy Equipment & Services)	126,194	2,609,692
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	33,513	139,079
Helmerich & Payne, Inc. (Energy Equipment & Services)	20,555	589,312
Liberty Oilfield Services, Inc.* (Energy Equipment & Services)	20,667	210,597
Nabors Industries, Ltd.* (Energy Equipment & Services)	1,543	135,028
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	38,235	146,058
NOV, Inc.* (Energy Equipment & Services)	39,319	542,995
Oceaneering International, Inc.* (Energy Equipment & Services)	23,593	312,843
Oil States International, Inc.* (Energy Equipment & Services)	14,495	82,042
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	44,417	356,224
ProPetro Holding Corp.* (Energy Equipment & Services)	19,355	146,130
Schlumberger, Ltd. (Energy Equipment & Services)	94,502	2,724,492
Select Energy Services, Inc.* (Energy Equipment & Services)	14,965	89,042
TechnipFMC PLC (Energy Equipment & Services)	64,493	465,639
Tidewater, Inc.* (Energy Equipment & Services)	9,662	109,374
Transocean, Ltd.* (Energy Equipment & Services)	137,244	495,451
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	17,583	177,588
TOTAL COMMON STOCKS (Cost $7,814,684)		12,221,561

Repurchase Agreements(a)(b) (17.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $2,845,000	$2,845,000	$2,845,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,845,000)		2,845,000
TOTAL INVESTMENT SECURITIES (Cost $10,659,684) — 95.1%		15,066,561
Net other assets (liabilities) — 4.9%		783,938
NET ASSETS — 100.0%		$15,850,499

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $2,029,000.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Oil Equipment & Services UltraSector ProFund :: 143

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Oil Equipment & Services Index	Goldman Sachs International	8/23/21	0.59%	$4,158,525	$51,469
Dow Jones U.S. Select Oil Equipment & Services Index	UBS AG	8/23/21	0.44%	7,402,208	130,251
				$11,560,733	$181,720

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil Equipment & Services UltraSector ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Energy Equipment & Services	$12,027,967	75.9%
Machinery	193,594	1.3%
Other**	3,628,938	22.8%
Total	$15,850,499	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

144 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (78.9%)

	Shares	Value
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	605	$9,547
Amicus Therapeutics, Inc.* (Biotechnology)	3,431	31,875
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,477	7,282
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	473	9,909
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	2,003	8,813
Arvinas, Inc.* (Pharmaceuticals)	423	42,765
Atea Pharmaceuticals, Inc.* (Biotechnology)	160	4,006
Axsome Therapeutics, Inc.* (Pharmaceuticals)	344	16,715
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,263	153,590
Cara Therapeutics, Inc.* (Biotechnology)	555	6,643
Catalent, Inc.* (Pharmaceuticals)	1,379	165,217
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,240	7,242
ChemoCentryx, Inc.* (Biotechnology)	648	9,577
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	455	11,325
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,354	28,123
Elanco Animal Health, Inc.* (Pharmaceuticals)	4,365	159,192
Eli Lilly & Co. (Pharmaceuticals)	655	159,493
Endo International PLC* (Pharmaceuticals)	3,008	15,220
Innoviva, Inc.* (Pharmaceuticals)	811	11,500
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	921	31,618
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,089	27,721
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	775	131,378
Johnson & Johnson (Pharmaceuticals)	4,469	769,561
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	128	11,177
Merck & Co., Inc. (Pharmaceuticals)	1,999	153,663
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	308	6,280
Nuvation Bio, Inc.* (Pharmaceuticals)	814	7,033
Omeros Corp.* (Pharmaceuticals)	804	11,658
Organon & Co.* (Pharmaceuticals)	3,263	94,660
Pacira BioSciences, Inc.* (Pharmaceuticals)	568	33,484
Perrigo Co. PLC (Pharmaceuticals)	1,722	82,708
Pfizer, Inc. (Pharmaceuticals)	15,116	647,115
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	170	5,457
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	262	6,202
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	644	33,842
Provention Bio, Inc.* (Pharmaceuticals)	694	4,213
Reata Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	344	43,107
Relmada Therapeutics, Inc.* (Pharmaceuticals)	182	4,732
Revance Therapeutics, Inc.* (Pharmaceuticals)	858	24,951
Royalty Pharma PLC—Class A (Pharmaceuticals)	1,114	42,555
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,083	6,707
TherapeuticsMD, Inc.* (Pharmaceuticals)	4,563	4,563
Theravance Biopharma, Inc.* (Pharmaceuticals)	657	8,528
Vanda Pharmaceuticals, Inc.* (Biotechnology)	716	11,678
Viatris, Inc. (Pharmaceuticals)	9,579	134,777
Zoetis, Inc. (Pharmaceuticals)	838	169,862
Zogenix, Inc.* (Pharmaceuticals)	720	11,671
TOTAL COMMON STOCKS (Cost $2,765,880)		3,378,935

Repurchase Agreements(a)(b) (20.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $864,000	$864,000	$864,000
TOTAL REPURCHASE AGREEMENTS (Cost $864,000)		864,000
TOTAL INVESTMENT SECURITIES (Cost $3,629,880) — 99.1%		4,242,935
Net other assets (liabilities) — 0.9%		36,435
NET ASSETS — 100.0%		$4,279,370

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $431,000.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Pharmaceuticals UltraSector ProFund :: 145

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	8/23/21	0.59%	$1,580,184	$3,043
Dow Jones U.S. Select Pharmaceuticals Index	UBS AG	8/23/21	0.44%	1,453,769	7,977
				$3,033,953	$11,020

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Biotechnology	$116,626	2.7%
Health Care Equipment & Supplies	8,813	0.2%
Pharmaceuticals	3,253,496	76.0%
Other**	900,435	21.1%
Total	$4,279,370	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

146 :: Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (69.1%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	23,710	$1,533,563
Alamos Gold, Inc. (Metals & Mining)	38,190	310,103
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	40,586	813,749
B2Gold Corp. (Metals & Mining)	102,268	428,503
Barrick Gold Corp. (Metals & Mining)	172,930	3,764,686
Coeur Mining, Inc.* (Metals & Mining)	25,002	188,515
Companhia de Minas Buenaventura S.A.*ADR (Metals & Mining)	21,919	181,051
DRDGOLD, Ltd.ADR(a) (Metals & Mining)	4,288	45,410
Eldorado Gold Corp.* (Metals & Mining)	17,679	164,945
Endeavour Silver Corp.*(a) (Metals & Mining)	16,016	84,404
Equinox Gold Corp.* (Metals & Mining)	25,457	177,181
First Majestic Silver Corp. (Metals & Mining)	19,067	261,409
Fortuna Silver Mines, Inc.* (Metals & Mining)	26,576	126,236
Franco-Nevada Corp. (Metals & Mining)	18,583	2,971,608
Gold Fields, Ltd.ADR (Metals & Mining)	86,307	847,535
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	52,118	213,684
Hecla Mining Co. (Metals & Mining)	52,110	348,616
IAMGOLD Corp.* (Metals & Mining)	46,341	126,974
Kinross Gold Corp. (Metals & Mining)	122,638	804,505
Kirkland Lake Gold, Ltd. (Metals & Mining)	25,969	1,109,915
MAG Silver Corp.* (Metals & Mining)	8,116	161,346
New Gold, Inc.* (Metals & Mining)	66,195	108,560
Newmont Corp. (Metals & Mining)	77,930	4,895,562
Novagold Resources, Inc.* (Metals & Mining)	23,529	183,997
Osisko Gold Royalties, Ltd. (Metals & Mining)	14,487	197,603
Pan American Silver Corp. (Metals & Mining)	20,448	573,975
Pretium Resources, Inc.* (Metals & Mining)	18,265	170,412
Royal Gold, Inc. (Metals & Mining)	6,380	775,298
Sandstorm Gold, Ltd.* (Metals & Mining)	18,920	148,711
Seabridge Gold, Inc.* (Metals & Mining)	5,870	106,306
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	67,526	1,172,251
SilverCrest Metals, Inc.* (Metals & Mining)	13,345	115,568
SSR Mining, Inc. (Metals & Mining)	21,412	348,159
Wheaton Precious Metals Corp. (Metals & Mining)	43,763	2,019,662
Yamana Gold, Inc. (Metals & Mining)	93,904	421,629
TOTAL COMMON STOCKS (Cost $12,165,597)		25,901,631

Repurchase Agreements(b)(c) (22.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $8,265,000	$8,265,000	$8,265,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,265,000)		8,265,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	92,400	$92,400
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $92,400)		92,400
TOTAL INVESTMENT SECURITIES (Cost $20,522,997) — 91.3%		34,259,031
Net other assets (liabilities) — 8.7%		3,246,357
NET ASSETS — 100.0%		$37,505,388

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2021. The total value of securities on loan as of July 31, 2021 was $88,596.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $3,291,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2021.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 147

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	8/23/21	0.59%	$19,775,527	$859,120
Dow Jones Precious Metals Index	UBS AG	8/23/21	0.84%	10,631,603	593,672
				$30,407,130	$1,452,792

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Precious Metals UltraSector ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Metals & Mining	$25,901,631	69.1%
Other**	11,603,757	30.9%
Total	$37,505,388	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

148 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (77.3%)

	Shares	Value
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	10,156	$161,176
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	2,654	534,356
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,669	134,277
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	5,299	222,558
American Tower Corp. (Equity Real Estate Investment Trusts)	8,798	2,488,074
Americold Realty Trust (Equity Real Estate Investment Trusts)	4,886	189,821
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	27,062	229,755
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	3,034	159,710
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts)	2,906	20,226
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	2,701	615,369
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	2,843	92,170
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	2,747	322,443
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	5,747	132,296
Camden Property Trust (Equity Real Estate Investment Trusts)	1,891	282,496
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	6,494	626,411
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	833	115,129
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	2,174	64,003
CoStar Group, Inc.* (Professional Services)	7,624	677,392
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,876	114,235
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	8,362	1,614,619
CubeSmart (Equity Real Estate Investment Trusts)	3,899	193,624
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	2,371	168,981
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	5,449	840,018
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	3,191	106,579
Duke Realty Corp. (Equity Real Estate Investment Trusts)	7,257	369,236
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	775	136,571
Equinix, Inc. (Equity Real Estate Investment Trusts)	1,734	1,422,591
Equity Commonwealth (Equity Real Estate Investment Trusts)	2,360	62,031
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	3,283	275,115
Equity Residential (Equity Real Estate Investment Trusts)	6,658	560,138
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,256	412,094
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	2,587	450,500
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	1,368	160,781
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,499	136,895
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	4,235	200,485
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,742	87,415
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	4,235	121,079
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	10,428	385,523
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	2,013	96,000
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	13,664	217,668
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	2,920	79,599
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	10,984	446,829
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	5,587	244,487
JBG Smith Properties (Equity Real Estate Investment Trusts)	2,137	69,730
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	993	221,012
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	2,052	142,142
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	8,388	178,916
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	1,678	178,875
Lexington Realty Trust (Equity Real Estate Investment Trusts)	5,373	70,655
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,487	174,514
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	11,381	239,342
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	2,215	427,717
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	888	60,588
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	3,396	165,963
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	9,031	88,143
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	4,553	165,183
Opendoor Technologies, Inc.* (Real Estate Management & Development)	6,598	97,782
Physicians Realty Trust (Equity Real Estate Investment Trusts)	4,171	79,040
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	1,297	67,366
Prologis, Inc. (Equity Real Estate Investment Trusts)	14,316	1,833,021
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	389	59,778

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 149

Common Stocks, continued

	Shares	Value
Public Storage (Equity Real Estate Investment Trusts)	2,947	$920,879
Rayonier, Inc. (Equity Real Estate Investment Trusts)	2,688	101,364
Realty Income Corp. (Equity Real Estate Investment Trusts)	7,228	508,056
Regency Centers Corp. (Equity Real Estate Investment Trusts)	3,057	199,958
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	2,596	159,706
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	4,179	77,688
SBA Communications Corp. (Equity Real Estate Investment Trusts)	2,116	721,535
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	6,357	804,288
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	1,342	99,925
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	2,224	111,689
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	5,553	144,545
STORE Capital Corp. (Equity Real Estate Investment Trusts)	4,711	170,491
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	2,163	424,186
The Howard Hughes Corp.* (Real Estate Management & Development)	874	81,029
UDR, Inc. (Equity Real Estate Investment Trusts)	5,743	315,808
Ventas, Inc. (Equity Real Estate Investment Trusts)	7,261	434,063
VEREIT, Inc. (Equity Real Estate Investment Trusts)	4,433	217,084
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	10,393	324,158
Vornado Realty Trust (Equity Real Estate Investment Trusts)	3,036	132,066
Welltower, Inc. (Equity Real Estate Investment Trusts)	8,079	701,742
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	14,497	488,984
WP Carey, Inc. (Equity Real Estate Investment Trusts)	3,444	277,896
TOTAL COMMON STOCKS (Cost $23,861,949)		27,707,662

Repurchase Agreements(a)(b) (22.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $7,932,000	$7,932,000	$7,932,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,932,000)		7,932,000
TOTAL INVESTMENT SECURITIES (Cost $31,793,949)—99.4%		35,639,662
Net other assets (liabilities)—0.6%		201,016
NET ASSETS—100.0%		$35,840,678

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $4,924,000.

See accompanying notes to the financial statements.

150 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	8/23/21	0.59%	$13,544,502	$49,363
Dow Jones U.S. Real Estate Index	UBS AG	8/23/21	0.44%	12,530,028	44,323
				$26,074,530	$93,686

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Real Estate UltraSector ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$25,288,246	70.5%
Mortgage Real Estate Investment Trusts	715,789	2.0%
Professional Services	677,393	1.9%
Real Estate Management & Development	1,026,234	2.9%
Other**	8,133,016	22.7%
Total	$35,840,678	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Rising Rates Opportunity ProFund :: 151

Repurchase Agreements(a)(b) (98.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $9,603,000	$9,603,000	$9,603,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,603,000)		9,603,000
TOTAL INVESTMENT SECURITIES (Cost $9,603,000)—98.3%		9,603,000
Net other assets (liabilities)—1.7%		168,689
NET ASSETS—100.0%		$9,771,689

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $180,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.375%, due 5/15/51	Citibank North America	8/16/21	0.15%	$(9,299,836)	$(131,693)
30-Year U.S. Treasury Bond, 2.375%, due 5/15/51	Societe' Generale	8/16/21	0.18%	(2,885,391)	(21,819)
				$(12,185,227)	$(153,512)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

152 :: Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Repurchase Agreements(a)(b) (100.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $1,961,000	$1,961,000	$1,961,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,961,000)		1,961,000
TOTAL INVESTMENT SECURITIES (Cost $1,961,000)—100.4%		1,961,000
Net other assets (liabilities)—(0.4)%		(7,950)
NET ASSETS—100.0%		$1,953,050

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $84,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 1.625%, due 5/15/31	Citibank North America	8/16/21	0.15%	$(207,359)	$(1,647)
10-Year U.S. Treasury Note, 1.625%, due 5/15/31	Societe' Generale	8/16/21	0.20%	(1,752,187)	(12,438)
				$(1,959,546)	$(14,085)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 153

Repurchase Agreements(a)(b) (90.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $5,718,000	$5,718,000	$5,718,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,718,000)		5,718,000
TOTAL INVESTMENT SECURITIES (Cost $5,718,000)—90.5%		5,718,000
Net other assets (liabilities)—9.5%		598,434
NET ASSETS—100.0%		$6,316,434

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $725,000.

As of July 31, 2021, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$449,039	British pound	325,184	8/6/21	$451,945	$(2,906)
U.S. dollar	155,319	Canadian dollar	193,535	8/6/21	155,150	169
U.S. dollar	1,981,404	Euro	1,677,194	8/6/21	1,989,554	(8,150)
U.S. dollar	94,713	Japanese yen	10,441,285	8/6/21	95,193	(480)
U.S. dollar	77,198	Swedish krona	665,057	8/6/21	77,288	(90)
U.S. dollar	208,758	Swiss franc	192,806	8/6/21	212,915	(4,157)
Total Short Contracts	$2,966,431				$2,982,045	$(15,614)

As of July 31, 2021, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$358,665	British pound	260,104	8/6/21	$361,496	$(2,831)
U.S. dollar	447,462	Canadian dollar	558,199	8/6/21	447,489	(27)
U.S. dollar	1,936,302	Euro	1,640,272	8/6/21	1,945,756	(9,454)
U.S. dollar	845,456	Japanese yen	93,595,481	8/6/21	853,313	(7,857)
U.S. dollar	205,935	Swedish krona	1,777,416	8/6/21	206,559	(624)
U.S. dollar	35,372	Swiss franc	32,641	8/6/21	36,045	(673)
Total Short Contracts	$3,829,192				$3,850,658	$(21,466)
Long:
British pound	46,715	U.S. dollar	$64,410	8/6/21	$64,925	$515
Canadian dollar	36,065	U.S. dollar	28,527	8/6/21	28,912	385
Euro	255,780	U.S. dollar	302,190	8/6/21	303,416	1,226
Japanese yen	10,002,431	U.S. dollar	91,309	8/6/21	91,192	(117)
Swedish krona	174,769	U.S. dollar	20,207	8/6/21	20,311	104
Swiss franc	19,457	U.S. dollar	21,237	8/6/21	21,487	250
Total Long Contracts			$527,880		$530,243	$2,363
Total unrealized appreciation						$2,649
Total unrealized (depreciation)						(37,366)
Total net unrealized appreciation/(depreciation)						$(34,717)

See accompanying notes to the financial statements.

154 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (74.4%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	34,692	$3,683,943
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	1,191	32,645
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	10,531	1,763,100
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	26,202	3,666,446
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	11,658	5,658,793
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,642	135,613
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	3,297	305,830
Enphase Energy, Inc.* (Electrical Equipment)	3,875	734,700
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	3,869	466,756
Intel Corp. (Semiconductors & Semiconductor Equipment)	115,295	6,193,647
KLA Corp. (Semiconductors & Semiconductor Equipment)	4,379	1,524,593
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	4,072	2,595,534
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	23,390	1,415,329
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	7,662	765,510
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,810	1,117,767
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	32,019	2,484,034
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,581	247,332
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,228	551,691
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	71,152	13,873,929
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	7,873	1,624,908
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	12,196	476,376
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,732	167,987
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	3,215	609,532
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	32,207	4,824,609
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,854	114,781
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,278	190,409
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	4,714	869,780
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,484	385,068
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,747	602,869
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	26,369	5,026,459
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,225	287,250
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	7,019	1,051,727
TOTAL COMMON STOCKS (Cost $18,461,331)		63,448,947

Repurchase Agreements(a)(b) (25.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $21,354,000	$21,354,000	$21,354,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,354,000)		21,354,000
TOTAL INVESTMENT SECURITIES (Cost $39,815,331)—99.5%		84,802,947
Net other assets (liabilities)—0.5%		418,309
NET ASSETS—100.0%		$85,221,256

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $11,422,000.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 155

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	8/23/21	0.59%	$32,085,941	$681,216
Dow Jones U.S. Semiconductors Index	UBS AG	8/23/21	0.44%	32,357,345	732,232
				$64,443,286	$1,413,448

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Electrical Equipment	$734,700	0.8%
Semiconductors & Semiconductor Equipment	62,714,247	73.6%
Other**	21,772,309	25.6%
Total	$85,221,256	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

156 :: Short Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Repurchase Agreements(a)(b) (105.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $1,972,000	$1,972,000	$1,972,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,972,000)		1,972,000
TOTAL INVESTMENT SECURITIES (Cost $1,972,000)—105.2%		1,972,000
Net other assets (liabilities)—(5.2)%		(97,095)
NET ASSETS—100.0%		$1,874,905

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $313,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	9/20/21	$(299,115)	$(23,085)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/27/21	(0.39)%	$(957,434)	$103
Nasdaq-100 Index	UBS AG	8/27/21	(0.24)%	(613,356)	(133)
				$(1,570,790)	$(30)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Short Oil & Gas ProFund :: 157

Repurchase Agreements(a)(b) (101.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $447,000	$447,000	$447,000
TOTAL REPURCHASE AGREEMENTS (Cost $447,000)		447,000
TOTAL INVESTMENT SECURITIES (Cost $447,000)—101.0%		447,000
Net other assets (liabilities)—(1.0)%		(4,213)
NET ASSETS—100.0%		$442,787

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $358,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	8/23/21	(0.24)%	$(183,313)	$(6,504)
Dow Jones U.S. Oil & Gas Index	UBS AG	8/23/21	0.06%	(251,695)	(23,836)
				$(435,008)	$(30,340)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

158 :: Short Precious Metals ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Repurchase Agreements(a)(b) (151.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $3,260,000	$3,260,000	$3,260,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,260,000)		3,260,000
TOTAL INVESTMENT SECURITIES (Cost $3,260,000)—151.0%		3,260,000
Net other assets (liabilities)—(51.0)%		(1,101,609)
NET ASSETS—100.0%		$2,158,391

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $655,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	8/23/21	0.01%	$(1,449,533)	$(105,431)
Dow Jones Precious Metals Index	UBS AG	8/23/21	0.16%	(710,073)	(38,221)
				$(2,159,606)	$(143,652)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Short Real Estate ProFund :: 159

Repurchase Agreements(a)(b) (82.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $438,000	$438,000	$438,000
TOTAL REPURCHASE AGREEMENTS (Cost $438,000)		438,000
TOTAL INVESTMENT SECURITIES (Cost $438,000)—82.7%		438,000
Net other assets (liabilities)—17.3%		91,479
NET ASSETS—100.0%		$529,479

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $175,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	8/23/21	(0.24)%	$(152,775)	$(232)
Dow Jones U.S. Real Estate Index	UBS AG	8/23/21	0.16%	(378,815)	(1,187)
				$(531,590)	$(1,419)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

160 :: Short Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Repurchase Agreements(a)(b) (409.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $4,558,000	$4,558,000	$4,558,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,558,000)		4,558,000
TOTAL INVESTMENT SECURITIES (Cost $4,558,000)—409.7%		4,558,000
Net other assets (liabilities)—(309.7)%		(3,445,527)
NET ASSETS—100.0%		$1,112,473

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $1,109,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	1	9/20/21	$(111,080)	$5,848

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/21	0.16%	$(200,363)	$(4,084)
Russell 2000 Index	UBS AG	8/27/21	0.41%	(799,224)	5,085
				$(999,587)	$1,001

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 161

Common Stocks (100.3%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,194	$32,883
8x8, Inc.* (Software)	2,230	56,999
AAON, Inc. (Building Products)	830	51,584
Addus Homecare Corp.* (Health Care Providers & Services)	307	26,645
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	781	81,029
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	681	32,130
AeroVironment, Inc.* (Aerospace & Defense)	456	46,101
Agilysys, Inc.* (Software)	417	23,169
Agree Realty Corp. (Equity Real Estate Investment Trusts)	690	51,854
Alamo Group, Inc. (Machinery)	201	29,501
Alarm.com Holdings, Inc.* (Software)	918	76,396
Albany International Corp.—Class A (Machinery)	312	26,941
Allegiant Travel Co.* (Airlines)	129	24,525
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,865	48,934
Ambac Financial Group, Inc.* (Insurance)	317	4,603
American Public Education, Inc.* (Diversified Consumer Services)	212	6,279
American States Water Co. (Water Utilities)	404	35,681
American Vanguard Corp. (Chemicals)	246	4,061
American Woodmark Corp.* (Building Products)	183	13,588
America's Car-Mart, Inc.* (Specialty Retail)	80	12,720
AMERISAFE, Inc. (Insurance)	145	8,294
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	604	60,737
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	483	10,119
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	271	7,217
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	73	2,477
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	117	4,695
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	169	14,935
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	482	43,235
Arconic Corp.* (Metals & Mining)	1,113	40,001
Arcosa, Inc. (Construction & Engineering)	528	28,913
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,648	10,069
Astec Industries, Inc. (Machinery)	282	17,289
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	976	37,029
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	443	17,078
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	1,045	50,003
AZZ, Inc. (Electrical Equipment)	285	15,102
B Riley Financial, Inc. (Capital Markets)	243	16,417
B&G Foods, Inc.(a)—Class A (Food Products)	1,314	37,738
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	593	59,912
Balchem Corp. (Chemicals)	659	88,893
BancFirst Corp. (Banks)	186	10,319
Berkshire Hills Bancorp, Inc. (Banks)	332	8,977
Big Lots, Inc. (Multiline Retail)	647	37,274
Blucora, Inc.* (Capital Markets)	432	7,284
Bonanza Creek Energy, Inc. (Oil, Gas & Consumable Fuels)	387	14,888
Boot Barn Holdings, Inc.* (Specialty Retail)	357	30,852
Bottomline Technologies, Inc.* (Software)	479	19,332
Brady Corp.—Class A (Commercial Services & Supplies)	385	21,052
Brightsphere Investment Group, Inc. (Capital Markets)	1,207	30,162
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	501	27,224
CalAmp Corp.* (Communications Equipment)	286	3,469
Calavo Growers, Inc. (Food Products)	139	7,831
California Water Service Group (Water Utilities)	609	38,173
Cal-Maine Foods, Inc. (Food Products)	448	15,631
Cara Therapeutics, Inc.* (Biotechnology)	584	6,990
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	416	16,761
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,002	24,168
Cavco Industries, Inc.* (Household Durables)	101	23,735
Celsius Holdings, Inc.* (Beverages)	668	45,844
Centerspace (Equity Real Estate Investment Trusts)	150	13,500
Central Garden & Pet Co.* (Household Products)	121	5,843
Central Garden & Pet Co.*—Class A (Household Products)	492	21,309
Century Aluminum Co.* (Metals & Mining)	613	8,925
Century Communities, Inc. (Household Durables)	596	41,392
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	463	22,983
Chart Industries, Inc.* (Machinery)	722	112,234
Chesapeake Utilities Corp. (Gas Utilities)	182	22,675
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,032	15,831
CIRCOR International, Inc.* (Machinery)	147	4,533
City Holding Co. (Banks)	146	11,046
Coca-Cola Consolidated, Inc. (Beverages)	41	16,365
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	540	41,909
Coherus Biosciences, Inc.* (Biotechnology)	1,352	17,644
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	983	34,808
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	715	17,796
Comfort Systems USA, Inc. (Construction & Engineering)	736	55,017
Community Bank System, Inc. (Banks)	514	36,823
Community Health Systems, Inc.* (Health Care Providers & Services)	2,521	33,580

See accompanying notes to the financial statements.

162 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	466	$23,221
Computer Programs & Systems, Inc. (Health Care Technology)	123	3,883
CONMED Corp. (Health Care Equipment & Supplies)	331	45,658
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,129	44,219
Core Laboratories N.V. (Energy Equipment & Services)	376	12,543
CorVel Corp.* (Health Care Providers & Services)	118	16,617
Covetrus, Inc.* (Health Care Providers & Services)	1,214	30,908
CryoLife, Inc.* (Health Care Equipment & Supplies)	421	11,367
CSG Systems International, Inc. (IT Services)	333	15,105
CTS Corp. (Electronic Equipment, Instruments & Components)	347	12,142
Cutera, Inc.* (Health Care Equipment & Supplies)	160	8,312
CVB Financial Corp. (Banks)	1,063	20,261
Cytokinetics, Inc.* (Biotechnology)	1,658	49,209
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	746	7,766
Digi International, Inc.* (Communications Equipment)	399	8,251
Dine Brands Global, Inc.* (Hotels, Restaurants & Leisure)	348	26,960
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	860	70,520
DMC Global, Inc.* (Machinery)	380	16,633
Donnelley Financial Solutions, Inc.* (Capital Markets)	267	8,600
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	312	3,775
Dorman Products, Inc.* (Auto Components)	581	58,768
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	238	3,820
Eagle Pharmaceuticals, Inc.* (Biotechnology)	85	3,953
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	732	16,616
Ebix, Inc. (Software)	478	14,445
Echo Global Logistics, Inc.* (Air Freight & Logistics)	276	8,537
eHealth, Inc.* (Insurance)	531	27,617
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	199	3,703
elf Beauty, Inc.* (Personal Products)	408	11,265
Enanta Pharmaceuticals, Inc.* (Biotechnology)	153	6,464
Endo International PLC* (Pharmaceuticals)	2,883	14,588
Enerpac Tool Group Corp. (Machinery)	500	12,835
ESCO Technologies, Inc. (Machinery)	312	29,443
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	2,386	71,103
EVERTEC, Inc. (IT Services)	1,216	53,139
ExlService Holdings, Inc.* (IT Services)	680	76,989
Exponent, Inc. (Professional Services)	1,058	113,301
Extreme Networks, Inc.* (Communications Equipment)	1,124	12,375
Fabrinet* (Electronic Equipment, Instruments & Components)	464	43,857
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	214	15,598
Federal Signal Corp. (Machinery)	1,230	48,720
Ferro Corp.* (Chemicals)	586	12,189
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	579	26,495
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,577	58,759
Forrester Research, Inc.* (Professional Services)	226	10,588
Forward Air Corp. (Air Freight & Logistics)	555	49,084
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	518	6,537
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	867	24,892
Franklin Electric Co., Inc. (Machinery)	784	64,100
Fulgent Genetics, Inc.* (Health Care Providers & Services)	358	33,026
FutureFuel Corp. (Chemicals)	219	1,862
GameStop Corp.*—Class A (Specialty Retail)	530	85,395
GCP Applied Technologies, Inc.* (Chemicals)	510	11,858
Gentherm, Inc.* (Auto Components)	443	36,738
Getty Realty Corp. (Equity Real Estate Investment Trusts)	356	11,246
Gibraltar Industries, Inc.* (Building Products)	663	49,513
Glaukos Corp.* (Health Care Equipment & Supplies)	600	30,600
Great Western Bancorp, Inc. (Banks)	380	11,704
Green Dot Corp.*—Class A (Consumer Finance)	1,105	50,907
Greenhill & Co., Inc. (Capital Markets)	178	2,852
H.B. Fuller Co. (Chemicals)	540	34,895
Hanger, Inc.* (Health Care Providers & Services)	478	11,730
Harmonic, Inc.* (Communications Equipment)	984	8,708
Haverty Furniture Cos., Inc. (Specialty Retail)	155	5,578
Hawkins, Inc. (Chemicals)	211	7,661
HCI Group, Inc. (Insurance)	132	13,263
HealthStream, Inc.* (Health Care Technology)	194	5,667
Heartland Express, Inc. (Road & Rail)	484	8,243
Heska Corp.* (Health Care Equipment & Supplies)	201	48,381
Hibbett, Inc. (Specialty Retail)	329	29,169
Hillenbrand, Inc. (Machinery)	1,009	45,708
Hilltop Holdings, Inc. (Banks)	462	14,636
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	285	14,697
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,014	19,550
Independent Bank Corp. (Banks)	241	17,034
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	597	16,179
Innospec, Inc. (Chemicals)	189	16,717
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	485	104,269
Innoviva, Inc.* (Pharmaceuticals)	1,275	18,080

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 163

Common Stocks, continued

	Shares	Value
Inogen, Inc.* (Health Care Equipment & Supplies)	159	$12,683
Installed Building Products, Inc. (Household Durables)	458	54,960
Insteel Industries, Inc. (Building Products)	161	6,252
Integer Holdings Corp.* (Health Care Equipment & Supplies)	269	26,332
Inter Parfums, Inc. (Personal Products)	159	12,222
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	2,134	7,341
iRobot Corp.* (Household Durables)	572	50,050
Itron, Inc.* (Electronic Equipment, Instruments & Components)	478	47,140
J & J Snack Foods Corp. (Food Products)	130	21,369
James River Group Holdings, Ltd. (Insurance)	303	11,023
John Bean Technologies Corp. (Machinery)	393	57,606
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	432	23,924
Korn Ferry (Professional Services)	438	30,108
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	617	33,540
La-Z-Boy, Inc. (Household Durables)	479	16,085
LCI Industries (Auto Components)	513	74,806
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	347	18,898
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,027	26,655
LGI Homes, Inc.* (Household Durables)	445	76,051
Lindsay Corp. (Machinery)	132	21,211
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	363	7,202
Livent Corp.* (Chemicals)	3,230	63,017
LivePerson, Inc.* (Software)	1,302	82,924
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	312	11,809
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	588	11,219
Lydall, Inc.* (Machinery)	161	9,853
M.D.C Holdings, Inc. (Household Durables)	665	35,458
ManTech International Corp.—Class A (IT Services)	379	33,147
Marcus & Millichap, Inc.* (Real Estate Management & Development)	226	8,993
MarineMax, Inc.* (Specialty Retail)	451	24,259
Marten Transport, Ltd. (Road & Rail)	1,193	18,873
Matador Resources Co. (Oil, Gas & Consumable Fuels)	959	29,633
Materion Corp. (Metals & Mining)	158	11,275
Matson, Inc. (Marine)	883	59,267
MAX Holdings, Inc. (Real Estate Management & Development)	161	5,522
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	1,392	67,136
Medifast, Inc. (Personal Products)	237	67,666
MEDNAX, Inc.* (Health Care Providers & Services)	683	19,889
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	880	18,040
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,000	70,090
Meritage Homes Corp.* (Household Durables)	768	83,389
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	100	29,451
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	364	18,091
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	319	15,258
MGP Ingredients, Inc. (Beverages)	141	8,411
MicroStrategy, Inc.*(a)—Class A (Software)	159	99,535
Middlesex Water Co. (Water Utilities)	160	16,278
ModivCare, Inc.* (Health Care Providers & Services)	247	41,990
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	133	8,492
Moog, Inc.—Class A (Aerospace & Defense)	226	17,599
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	1,382	51,383
Mueller Industries, Inc. (Machinery)	464	20,138
Myers Industries, Inc. (Containers & Packaging)	285	6,036
MYR Group, Inc.* (Construction & Engineering)	191	18,265
National Bank Holdings Corp. (Banks)	394	13,971
National Beverage Corp. (Beverages)	473	21,465
NeoGenomics, Inc.* (Life Sciences Tools & Services)	2,394	110,363
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	262	15,445
NextGen Healthcare, Inc.* (Health Care Technology)	530	8,597
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	1,737	38,249
Omnicell, Inc.* (Health Care Technology)	877	128,480
OneSpan, Inc.* (Software)	686	16,924
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	995	69,730
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	934	11,012
Organogenesis Holdings, Inc.* (Biotechnology)	638	9,787
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	142	5,643
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	180	18,009
Owens & Minor, Inc. (Health Care Providers & Services)	793	36,676
Pacira BioSciences, Inc.* (Pharmaceuticals)	894	52,701
Palomar Holdings, Inc.* (Insurance)	440	35,829
Park Aerospace Corp. (Aerospace & Defense)	146	2,175
Park National Corp. (Banks)	160	18,226
Patrick Industries, Inc. (Building Products)	454	37,514
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	365	6,829
Perdoceo Education Corp.* (Diversified Consumer Services)	627	7,437
Perficient, Inc.* (IT Services)	671	63,269
PetMed Express, Inc. (Internet & Direct Marketing Retail)	412	12,933

See accompanying notes to the financial statements.

164 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
PGT Innovations, Inc.* (Building Products)	1,208	$27,277
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	629	8,410
Piper Sandler Cos. (Capital Markets)	182	22,330
Plantronics, Inc.* (Communications Equipment)	502	15,657
Plexus Corp.* (Electronic Equipment, Instruments & Components)	331	29,896
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,231	119,394
PRA Group, Inc.* (Consumer Finance)	930	36,075
PriceSmart, Inc. (Food & Staples Retailing)	209	18,756
Progress Software Corp. (Software)	582	26,533
Proto Labs, Inc.* (Machinery)	562	43,943
Quaker Chemical Corp. (Chemicals)	269	67,718
QuinStreet, Inc.* (Interactive Media & Services)	1,001	18,358
RadNet, Inc.* (Health Care Providers & Services)	435	15,982
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	959	22,690
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	2,998	45,660
Raven Industries, Inc.* (Industrial Conglomerates)	306	17,825
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	846	10,042
REGENXBIO, Inc.* (Biotechnology)	708	22,883
Regis Corp.* (Diversified Consumer Services)	172	1,371
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	964	59,046
Rent-A-Center, Inc. (Specialty Retail)	1,210	69,236
Rogers Corp.* (Electronic Equipment, Instruments & Components)	202	38,501
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	239	4,773
Safehold, Inc. (Equity Real Estate Investment Trusts)	292	26,373
Saia, Inc.* (Road & Rail)	534	120,684
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	107	4,879
Select Medical Holdings Corp. (Health Care Providers & Services)	1,117	44,066
Selectquote, Inc.* (Insurance)	598	10,644
ServisFirst Bancshares, Inc. (Banks)	957	68,024
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	738	74,199
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	659	34,789
Shutterstock, Inc. (Internet & Direct Marketing Retail)	453	49,146
Simulations Plus, Inc. (Health Care Technology)	310	14,629
Sleep Number Corp.* (Specialty Retail)	497	49,307
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	7,519	35,414
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,804	5,809
SPS Commerce, Inc.* (Software)	728	79,316
SPX Corp.* (Machinery)	533	35,530
SPX FLOW, Inc. (Machinery)	326	26,781
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	372	121,554
Stepan Co. (Chemicals)	234	27,600
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	609	26,692
StoneX Group, Inc.* (Capital Markets)	337	21,747
Sturm Ruger & Co., Inc. (Leisure Products)	222	16,508
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,076	28,331
Surmodics, Inc.* (Health Care Equipment & Supplies)	180	9,920
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	459	19,719
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	399	19,543
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	715	12,277
TechTarget, Inc.* (Media)	480	35,078
Tennant Co. (Machinery)	174	13,767
The Bancorp, Inc.* (Banks)	536	12,526
The Buckle, Inc. (Specialty Retail)	240	10,099
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	327	14,800
The Ensign Group, Inc. (Health Care Providers & Services)	1,050	89,323
The Joint Corp.* (Health Care Providers & Services)	269	21,248
The Pennant Group, Inc.* (Health Care Providers & Services)	517	17,692
The Simply Good Foods Co.* (Food Products)	770	28,860
The St Joe Co. (Real Estate Management & Development)	631	28,565
Titan International, Inc.* (Machinery)	461	3,974
Tivity Health, Inc.* (Health Care Providers & Services)	508	12,741
Triumph Bancorp, Inc.* (Banks)	460	35,264
Triumph Group, Inc.* (Aerospace & Defense)	433	8,249
Trupanion, Inc.* (Insurance)	684	78,675
TTEC Holdings, Inc. (IT Services)	371	38,770
Tupperware Brands Corp.* (Household Durables)	1,008	21,057
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,843	11,814
U.S. Ecology, Inc.* (Commercial Services & Supplies)	250	8,750
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	144	17,015
UFP Industries, Inc. (Building Products)	640	47,526
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	889	48,015
UniFirst Corp. (Commercial Services & Supplies)	161	35,061
Unisys Corp.* (IT Services)	598	13,365
United Natural Foods, Inc.* (Food & Staples Retailing)	605	20,037
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	3,032	35,505
Universal Electronics, Inc.* (Household Durables)	115	5,375
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	120	7,170

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 165

Common Stocks, continued

	Shares	Value
USANA Health Sciences, Inc.* (Personal Products)	149	$14,195
Vanda Pharmaceuticals, Inc.* (Biotechnology)	575	9,378
Vector Group, Ltd. (Tobacco)	1,299	17,355
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	560	12,992
Vericel Corp.* (Biotechnology)	940	49,763
Viad Corp.* (Commercial Services & Supplies)	171	7,840
Viavi Solutions, Inc.* (Communications Equipment)	4,640	77,443
Vicor Corp.* (Electrical Equipment)	432	49,944
Virtus Investment Partners, Inc. (Capital Markets)	145	40,038
Vista Outdoor, Inc.* (Leisure Products)	1,170	47,256
Vonage Holdings Corp.* (Diversified Telecommunication Services)	4,796	68,392
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	599	61,984
Watts Water Technologies, Inc.—Class A (Machinery)	364	54,877
WD-40 Co. (Household Products)	278	67,551
Westamerica Bancorp (Banks)	251	13,943
Winnebago Industries, Inc. (Automobiles)	347	24,939
WisdomTree Investments, Inc. (Capital Markets)	955	5,902
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	638	21,399
World Acceptance Corp.* (Consumer Finance)	55	10,426
Xencor, Inc.* (Biotechnology)	1,183	36,413
Xperi Holding Corp. (Software)	1,341	27,853
Zumiez, Inc.* (Specialty Retail)	240	10,476
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	395	5,487
TOTAL COMMON STOCKS (Cost $5,687,816)		9,922,663
Collateral for Securities Loaned(b) (1.3%)
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(c)	127,895	127,895
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $127,895)		127,895
TOTAL INVESTMENT SECURITIES (Cost $5,815,711)—101.6%		10,050,558
Net other assets (liabilities)—(1.6)%		(155,464)
NET ASSETS—100.0%		$9,895,094

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2021. The total value of securities on loan as of July 31, 2021 was $123,373.
(b)	Securities were purchased with cash collateral held from securities on loan at July 31, 2021.
(c)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2021.

See accompanying notes to the financial statements.

166 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Small-Cap Growth ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$106,254	1.1%
Air Freight & Logistics	57,621	0.6%
Airlines	24,526	0.2%
Auto Components	170,312	1.7%
Automobiles	24,939	0.2%
Banks	292,754	3.0%
Beverages	92,085	0.9%
Biotechnology	218,293	2.2%
Building Products	233,254	2.4%
Capital Markets	155,332	1.6%
Chemicals	336,471	3.4%
Commercial Services & Supplies	72,703	0.7%
Communications Equipment	125,903	1.3%
Construction & Engineering	102,195	1.0%
Consumer Finance	97,408	1.0%
Containers & Packaging	6,036	0.1%
Diversified Consumer Services	15,087	0.2%
Diversified Telecommunication Services	126,131	1.3%
Electrical Equipment	65,046	0.7%
Electronic Equipment, Instruments & Components	319,833	3.2%
Energy Equipment & Services	12,543	0.1%
Equity Real Estate Investment Trusts	445,608	4.5%
Food & Staples Retailing	38,793	0.4%
Food Products	111,429	1.1%
Gas Utilities	22,675	0.2%
Health Care Equipment & Supplies	407,668	4.1%
Health Care Providers & Services	544,800	5.5%
Health Care Technology	229,909	2.3%
Hotels, Restaurants & Leisure	160,151	1.6%
Household Durables	407,552	4.1%
Household Products	94,703	1.0%
Industrial Conglomerates	17,825	0.2%
Insurance	189,948	1.9%
Interactive Media & Services	18,358	0.2%
Internet & Direct Marketing Retail	190,835	1.9%
IT Services	293,784	3.0%
Leisure Products	63,764	0.6%
Life Sciences Tools & Services	110,363	1.1%
Machinery	695,617	7.0%
Marine	59,267	0.6%
Media	35,078	0.4%
Metals & Mining	60,201	0.6%
Mortgage Real Estate Investment Trusts	29,197	0.3%
Multiline Retail	37,274	0.4%
Oil, Gas & Consumable Fuels	188,415	1.9%
Personal Products	105,348	1.1%
Pharmaceuticals	188,311	1.9%
Professional Services	153,998	1.6%
Real Estate Management & Development	114,183	1.2%
Road & Rail	147,800	1.5%
Semiconductors & Semiconductor Equipment	692,430	7.0%
Software	523,426	5.3%
Specialty Retail	338,310	3.4%
Technology Hardware, Storage & Peripherals	40,649	0.4%
Textiles, Apparel & Luxury Goods	78,552	0.8%
Thrifts & Mortgage Finance	246,205	2.5%
Tobacco	17,355	0.2%
Trading Companies & Distributors	43,235	0.4%
Water Utilities	90,132	0.9%
Wireless Telecommunication Services	34,789	0.3%
Other**	(27,569)	(0.3)%
Total	$9,895,094	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2021 :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 167

Common Stocks (62.9%)

	Percentage of Net Assets	Shares	Value
AMC Entertainment Holdings, Inc.—Class A* (Entertainment)	0.3%	874	$32,356
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	0.2%	215	14,896
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	0.1%	116	14,616
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	0.1%	293	14,837
Blackline, Inc.* (Software)	0.1%	114	13,040
Bridgebio Pharma, Inc.* (Biotechnology)	0.1%	231	12,347
Chart Industries, Inc.* (Machinery)	0.1%	78	12,125
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	0.2%	137	18,606
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	0.2%	86	15,156
EMCOR Group, Inc. (Construction & Engineering)	0.1%	116	14,129
Exponent, Inc. (Professional Services)	0.1%	110	11,781
Fate Therapeutics, Inc.* (Biotechnology)	0.1%	172	14,241
First Financial Bankshares, Inc. (Banks)	0.1%	279	13,625
Fox Factory Holding Corp.* (Auto Components)	0.1%	90	14,540
Halozyme Therapeutics, Inc.* (Biotechnology)	0.1%	303	12,523
HealthEquity, Inc.* (Health Care Providers & Services)	0.1%	176	13,020
Helen of Troy, Ltd.* (Household Durables)	0.1%	52	11,617
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	0.2%	223	15,567
Intellia Therapeutics, Inc.* (Biotechnology)	0.2%	145	20,567
Invitae Corp.* (Biotechnology)	0.1%	430	12,036
j2 Global, Inc.* (Software)	0.1%	93	13,138
KBR, Inc. (IT Services)	0.1%	303	11,726
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	0.2%	291	16,513
LHC Group, Inc.* (Health Care Providers & Services)	0.1%	67	14,417
MAXIMUS, Inc. (IT Services)	0.1%	130	11,570
Omnicell, Inc.* (Health Care Technology)	0.1%	93	13,625
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	0.1%	561	14,394
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	0.1%	416	13,375
Performance Food Group Co.* (Food & Staples Retailing)	0.1%	283	12,967
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	129	12,512
Q2 Holdings, Inc.* (Software)	0.1%	118	12,191
Rapid7, Inc.* (Software)	0.1%	118	13,423
RBC Bearings, Inc.* (Machinery)	0.1%	55	12,925
Redfin Corp.* (Real Estate Management & Development)	0.1%	218	12,767
Rexnord Corp. (Machinery)	0.1%	258	14,533
Saia, Inc.* (Road & Rail)	0.1%	59	13,334
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	0.1%	206	12,712
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	0.1%	70	12,740
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	94	14,004
STAAR Surgical Co.* (Health Care Equipment & Supplies)	0.1%	100	12,791
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	0.1%	344	14,214
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	0.1%	37	12,089
Tenet Healthcare Corp.* (Health Care Providers & Services)	0.2%	227	16,309
Tetra Tech, Inc. (Commercial Services & Supplies)	0.2%	116	15,487
Texas Roadhouse, Inc.— Class A (Hotels, Restaurants & Leisure)	0.1%	150	13,827
Twist Bioscience Corp.* (Biotechnology)	0.1%	102	12,550
Upwork, Inc.* (Professional Services)	0.1%	251	13,000
Varonis Systems, Inc.* (Software)	0.1%	227	13,891
Workiva, Inc.* (Software)	0.1%	89	11,550
Other Common Stocks(a)	56.0%	226,117	5,544,885
TOTAL COMMON STOCKS (Cost $5,072,657)			6,235,084

See accompanying notes to the financial statements.

168 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2021

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $—)		—

Contingent Escrow Shares (0.0%)

	Shares	Value
Wright Medical Group, Inc.*+(b) (Health Care Equipment & Supplies)	111	$—
TOTAL CONTINGENT ESCROW SHARES (Cost $—)		—

Repurchase Agreements(c)(d) (35.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $3,537,000	$3,537,000	$3,537,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,537,000)		$3,537,000

Collateral for Securities Loaned(e) (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(f)	15,194	$15,194
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $15,194)		15,194
TOTAL INVESTMENT SECURITIES (Cost $8,624,851)—98.8%		9,787,278
Net other assets (liabilities)—1.2%		120,952
NET ASSETS—100.0%		$9,908,230

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2021, these securities represented 0.00% of the net assets of the Fund.
(a)	All or part of this security was on loan as of July 31, 2021. The total value of securities on loan as of July 31, 2021 was $14,187.
(b)	On November 12, 2020, Stryker Corp. acquired Wright MedicalGroup. As part of the acquisition, $1.85 per acquired share was allocated 1:1 to Escrow Shares, contingent on whether the $1.85 per share is determined to be payable as a withholding of taxes due to the Dutch Government; otherwise, the value of the Escrow Shares will be remitted to preacquisition shareholders of Wright Medical Group.
(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $651,000.
(e)	Securities were purchased with cash collateral held from securities on loan at July 31, 2021.
(f)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2021.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	1	9/20/21	$111,080	$(5,852)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/21	0.34%	$2,600,260	$42,869
Russell 2000 Index	UBS AG	8/27/21	0.09%	959,514	13,033
				$3,559,774	$55,902

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2021 :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 169

Small-Cap ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$44,145	0.4%
Air Freight & Logistics	19,333	0.2%
Airlines	21,454	0.2%
Auto Components	86,156	0.9%
Automobiles	14,380	0.1%
Banks	476,080	4.8%
Beverages	22,271	0.2%
Biotechnology	591,051	6.1%
Building Products	74,991	0.8%
Capital Markets	98,471	1.0%
Chemicals	117,115	1.2%
Commercial Services & Supplies	114,107	1.2%
Communications Equipment	50,851	0.5%
Construction & Engineering	84,426	0.9%
Construction Materials	13,091	0.1%
Consumer Finance	48,665	0.5%
Containers & Packaging	14,893	0.1%
Distributors	5,404	0.1%
Diversified Consumer Services	38,454	0.4%
Diversified Financial Services	9,674	0.1%
Diversified Telecommunication Services	44,603	0.4%
Electric Utilities	36,994	0.4%
Electrical Equipment	60,464	0.6%
Electronic Equipment, Instruments & Components	137,530	1.4%
Energy Equipment & Services	50,332	0.5%
Entertainment	53,143	0.5%
Equity Real Estate Investment Trusts	399,636	4.0%
Food & Staples Retailing	54,646	0.6%
Food Products	63,591	0.6%
Gas Utilities	51,460	0.5%
Health Care Equipment & Supplies	227,005	2.3%
Health Care Providers & Services	193,499	2.0%
Health Care Technology	89,134	0.9%
Hotels, Restaurants & Leisure	138,252	1.4%
Household Durables	121,590	1.2%
Household Products	18,433	0.2%
Independent Power and Renewable Electricity Producers	20,855	0.2%
Industrial Conglomerates	4,485	NM
Insurance	122,881	1.2%
Interactive Media & Services	22,643	0.2%
Internet & Direct Marketing Retail	58,150	0.6%
IT Services	118,666	1.2%
Leisure Products	40,508	0.4%
Life Sciences Tools & Services	63,107	0.6%
Machinery	249,805	2.5%
Marine	9,684	0.1%
Media	72,676	0.7%
Metals & Mining	83,084	0.8%
Mortgage Real Estate Investment Trusts	79,608	0.8%
Multiline Retail	18,453	0.2%
Multi-Utilities	24,215	0.2%
Oil, Gas & Consumable Fuels	196,116	2.0%
Paper & Forest Products	18,458	0.2%
Personal Products	32,734	0.3%
Pharmaceuticals	103,289	1.0%
Professional Services	85,490	0.9%
Real Estate Management & Development	55,696	0.6%
Road & Rail	38,400	0.4%
Semiconductors & Semiconductor Equipment	180,742	1.8%
Software	385,710	3.9%
Specialty Retail	159,918	1.6%
Technology Hardware, Storage & Peripherals	18,329	0.2%
Textiles, Apparel & Luxury Goods	49,762	0.5%
Thrifts & Mortgage Finance	104,350	1.1%
Tobacco	9,524	0.1%
Trading Companies & Distributors	77,851	0.8%
Transportation Infrastructure	6,320	0.1%
Water Utilities	25,449	0.3%
Wireless Telecommunication Services	12,802	0.1%
Other**	3,673,146	37.1%
Total	$9,908,230	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

170 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (99.2%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,877	$51,692
AAR Corp.* (Aerospace & Defense)	941	33,650
Aaron's Co., Inc. (The) (Specialty Retail)	967	27,917
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	1,754	66,319
ABM Industries, Inc. (Commercial Services & Supplies)	1,900	88,331
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,444	52,302
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,555	56,509
ADTRAN, Inc. (Communications Equipment)	1,371	30,724
AdvanSix, Inc.* (Chemicals)	795	26,593
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	1,160	54,728
Agree Realty Corp. (Equity Real Estate Investment Trusts)	964	72,444
Albany International Corp.—Class A (Machinery)	436	37,649
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	2,050	41,041
Allegheny Technologies, Inc.* (Metals & Mining)	3,602	73,948
Allegiance Bancshares, Inc. (Banks)	526	19,183
Allegiant Travel Co.* (Airlines)	232	44,108
Ambac Financial Group, Inc.* (Insurance)	864	12,545
AMC Networks, Inc.*—Class A (Media)	869	43,485
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,421	52,478
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	3,229	31,289
American Equity Investment Life Holding Co. (Insurance)	2,432	78,042
American Public Education, Inc.* (Diversified Consumer Services)	233	6,901
American States Water Co. (Water Utilities)	482	42,570
American Vanguard Corp. (Chemicals)	423	6,984
American Woodmark Corp.* (Building Products)	227	16,855
America's Car-Mart, Inc.* (Specialty Retail)	62	9,858
Ameris Bancorp (Banks)	1,973	95,908
AMERISAFE, Inc. (Insurance)	344	19,677
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	495	49,777
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	364	7,626
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	701	18,668
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	180	6,107
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	244	9,792
Apogee Enterprises, Inc. (Building Products)	731	28,999
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	3,644	55,461
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	139	12,283
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	429	38,481
Applied Optoelectronics, Inc.* (Communications Equipment)	701	5,419
ArcBest Corp. (Road & Rail)	717	42,382
Archrock, Inc. (Energy Equipment & Services)	3,666	31,564
Arconic Corp.* (Metals & Mining)	1,220	43,847
Arcosa, Inc. (Construction & Engineering)	627	34,335
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,708	22,204
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	2,018	20,987
Asbury Automotive Group, Inc.* (Specialty Retail)	547	112,386
Assured Guaranty, Ltd. (Insurance)	2,134	102,026
Astec Industries, Inc. (Machinery)	251	15,389
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	781	52,304
ATN International, Inc. (Diversified Telecommunication Services)	311	13,389
Avista Corp. (Multi-Utilities)	1,962	84,032
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	334	12,876
AZZ, Inc. (Electrical Equipment)	312	16,533
B Riley Financial, Inc. (Capital Markets)	160	10,810
Banc of California, Inc. (Banks)	1,264	21,640
BancFirst Corp. (Banks)	270	14,980
BankUnited, Inc. (Banks)	2,640	104,490
Banner Corp. (Banks)	986	52,297
Barnes & Noble Education, Inc.* (Specialty Retail)	905	7,557
Barnes Group, Inc. (Machinery)	1,320	66,884
Bed Bath & Beyond, Inc.* (Specialty Retail)	3,020	86,191
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	288	3,928
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,014	26,770
Berkshire Hills Bancorp, Inc. (Banks)	986	26,661
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	658	26,702
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	2,293	57,622
Blucora, Inc.* (Capital Markets)	767	12,932
BM Technologies, Inc.* (IT Services)	123	1,234
Boise Cascade Co. (Paper & Forest Products)	1,114	56,981
Boot Barn Holdings, Inc.* (Specialty Retail)	332	28,691
Bottomline Technologies, Inc.* (Software)	445	17,960
Brady Corp.—Class A (Commercial Services & Supplies)	838	45,822
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	4,839	67,552
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	596	32,387
Bristow Group, Inc.* (Energy Equipment & Services)	656	17,043
Brookline Bancorp, Inc. (Banks)	2,216	31,844
Cadence Bancorp (Banks)	3,532	67,108
CalAmp Corp.* (Communications Equipment)	600	7,278
Calavo Growers, Inc. (Food Products)	278	15,663
Caleres, Inc. (Specialty Retail)	1,084	26,818
California Water Service Group (Water Utilities)	591	37,044
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,309	51,522
Cal-Maine Foods, Inc. (Food Products)	436	15,212

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 171

Common Stocks, continued

	Shares	Value
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	3,656	$40,545
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	2,746	17,492
Cara Therapeutics, Inc.* (Biotechnology)	404	4,836
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	557	22,442
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,343	32,393
Carpenter Technology Corp. (Metals & Mining)	1,360	51,884
Cavco Industries, Inc.* (Household Durables)	102	23,970
Centerspace (Equity Real Estate Investment Trusts)	158	14,220
Central Garden & Pet Co.* (Household Products)	107	5,167
Central Garden & Pet Co.*—Class A (Household Products)	438	18,970
Central Pacific Financial Corp. (Banks)	801	20,506
Century Aluminum Co.* (Metals & Mining)	570	8,299
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	1,378	16,922
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	924	26,722
Chesapeake Utilities Corp. (Gas Utilities)	244	30,400
Chico's FAS, Inc.* (Specialty Retail)	3,475	21,476
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	567	18,711
CIRCOR International, Inc.* (Machinery)	368	11,349
City Holding Co. (Banks)	239	18,083
Clearwater Paper Corp.* (Paper & Forest Products)	472	13,919
Coca-Cola Consolidated, Inc. (Beverages)	75	29,937
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	443	34,380
Columbia Banking System, Inc. (Banks)	2,031	70,963
Community Bank System, Inc. (Banks)	807	57,813
Computer Programs & Systems, Inc. (Health Care Technology)	193	6,093
Comtech Telecommunications Corp. (Communications Equipment)	738	18,428
CONMED Corp. (Health Care Equipment & Supplies)	362	49,934
Conn's, Inc.* (Specialty Retail)	548	12,188
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	858	18,027
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	2,085	16,034
Cooper-Standard Holding, Inc.* (Auto Components)	479	12,478
Core Laboratories N.V. (Energy Equipment & Services)	787	26,254
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	3,406	35,014
Core-Mark Holding Co., Inc. (Distributors)	1,278	55,005
CorVel Corp.* (Health Care Providers & Services)	93	13,096
Covetrus, Inc.* (Health Care Providers & Services)	1,130	28,770
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	993	16,305
CryoLife, Inc.* (Health Care Equipment & Supplies)	520	14,040
CSG Systems International, Inc. (IT Services)	466	21,138
CTS Corp. (Electronic Equipment, Instruments & Components)	430	15,046
Customers Bancorp, Inc. (Banks)	841	30,461
Cutera, Inc.* (Health Care Equipment & Supplies)	283	14,702
CVB Financial Corp. (Banks)	2,134	40,674
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	1,047	6,397
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,354	45,061
Deluxe Corp. (Commercial Services & Supplies)	1,194	52,417
Designer Brands, Inc.* (Specialty Retail)	1,679	24,463
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	5,956	51,281
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	1,175	12,232
Digi International, Inc.* (Communications Equipment)	403	8,334
Dime Community Bancshares, Inc. (Banks)	1,000	33,020
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	6,750	26,325
Domtar Corp.* (Paper & Forest Products)	1,422	78,082
Donnelley Financial Solutions, Inc.* (Capital Markets)	471	15,171
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	330	3,993
Dril-Quip, Inc.* (Energy Equipment & Services)	1,004	28,694
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	306	4,911
DXP Enterprises, Inc.* (Trading Companies & Distributors)	501	16,358
Eagle Bancorp, Inc. (Banks)	904	49,747
Eagle Pharmaceuticals, Inc.* (Biotechnology)	212	9,858
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,355	30,759
Echo Global Logistics, Inc.* (Air Freight & Logistics)	370	11,444
Edgewell Personal Care Co. (Personal Products)	1,539	63,223
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	257	4,783
elf Beauty, Inc.* (Personal Products)	526	14,523
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	1,239	22,525
Employers Holdings, Inc. (Insurance)	807	33,507
Enanta Pharmaceuticals, Inc.* (Biotechnology)	295	12,464
Encore Capital Group, Inc.* (Consumer Finance)	879	41,611
Encore Wire Corp. (Electrical Equipment)	585	45,881
Endo International PLC* (Pharmaceuticals)	2,576	13,035
Enerpac Tool Group Corp. (Machinery)	1,006	25,824
Enova International, Inc.* (Consumer Finance)	1,039	34,381
EnPro Industries, Inc. (Machinery)	585	54,475
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	383	35,412
ESCO Technologies, Inc. (Machinery)	303	28,594
Ethan Allen Interiors, Inc. (Household Durables)	621	14,761

See accompanying notes to the financial statements.

172 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Extreme Networks, Inc.* (Communications Equipment)	1,998	$21,998
EZCORP, Inc.*—Class A (Consumer Finance)	1,499	8,574
Fabrinet* (Electronic Equipment, Instruments & Components)	396	37,430
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	217	15,817
FB Financial Corp. (Banks)	952	35,995
Ferro Corp.* (Chemicals)	1,522	31,658
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	503	6,735
First Bancorp (Banks)	807	32,280
First Bancorp (Banks)	6,106	74,066
First Commonwealth Financial Corp. (Banks)	2,724	35,875
First Financial Bancorp (Banks)	2,755	61,988
First Hawaiian, Inc. (Banks)	3,692	101,641
First Midwest Bancorp, Inc. (Banks)	3,237	58,072
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	537	24,573
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	619	7,812
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	950	27,275
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	2,741	14,308
Fresh Del Monte Produce, Inc. (Food Products)	861	26,570
FutureFuel Corp. (Chemicals)	425	3,613
GameStop Corp.*—Class A (Specialty Retail)	832	134,051
Gannett Co., Inc.* (Media)	3,826	22,076
GCP Applied Technologies, Inc.* (Chemicals)	658	15,299
Genesco, Inc.* (Specialty Retail)	402	23,095
Gentherm, Inc.* (Auto Components)	320	26,538
Genworth Financial, Inc.* (Insurance)	14,320	47,828
Getty Realty Corp. (Equity Real Estate Investment Trusts)	559	17,659
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,233	36,817
Glatfelter Corp. (Paper & Forest Products)	1,259	19,175
Glaukos Corp.* (Health Care Equipment & Supplies)	469	23,919
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	2,702	49,906
GMS, Inc.* (Trading Companies & Distributors)	1,213	59,594
Granite Construction, Inc. (Construction & Engineering)	1,297	49,830
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,560	22,012
Great Western Bancorp, Inc. (Banks)	1,031	31,755
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	1,200	42,432
Greenhill & Co., Inc. (Capital Markets)	167	2,675
Griffon Corp. (Building Products)	1,284	29,686
Group 1 Automotive, Inc. (Specialty Retail)	485	84,264
Guess?, Inc. (Specialty Retail)	1,084	24,195
H.B. Fuller Co. (Chemicals)	725	46,849
Hanger, Inc.* (Health Care Providers & Services)	426	10,454
Hanmi Financial Corp. (Banks)	869	15,842
Harmonic, Inc.* (Communications Equipment)	1,491	13,195
Harsco Corp.* (Machinery)	2,243	45,129
Haverty Furniture Cos., Inc. (Specialty Retail)	263	9,465
Hawaiian Holdings, Inc.* (Airlines)	1,447	28,549
Hawkins, Inc. (Chemicals)	241	8,751
Haynes International, Inc. (Metals & Mining)	360	13,583
HealthStream, Inc.* (Health Care Technology)	443	12,940
Heartland Express, Inc. (Road & Rail)	705	12,006
Heidrick & Struggles International, Inc. (Professional Services)	551	23,533
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	4,016	16,666
Helmerich & Payne, Inc. (Energy Equipment & Services)	3,054	87,559
Heritage Financial Corp. (Banks)	1,019	24,650
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	1,043	9,815
Hillenbrand, Inc. (Machinery)	725	32,843
Hilltop Holdings, Inc. (Banks)	1,197	37,921
HNI Corp. (Commercial Services & Supplies)	1,233	45,991
HomeStreet, Inc. (Thrifts & Mortgage Finance)	605	22,815
Hope Bancorp, Inc. (Banks)	3,501	46,388
Horace Mann Educators Corp. (Insurance)	1,175	46,777
Hub Group, Inc.*—Class A (Air Freight & Logistics)	957	63,430
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	397	20,473
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,473	28,399
Independent Bank Corp. (Banks)	600	42,408
Independent Bank Group, Inc. (Banks)	1,040	72,488
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	1,016	27,534
Innospec, Inc. (Chemicals)	432	38,210
Inogen, Inc.* (Health Care Equipment & Supplies)	306	24,410
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	999	100,280
Insteel Industries, Inc. (Building Products)	323	12,542
Integer Holdings Corp.* (Health Care Equipment & Supplies)	559	54,720
Inter Parfums, Inc. (Personal Products)	281	21,600
InterDigital, Inc. (Communications Equipment)	871	57,390
Interface, Inc. (Commercial Services & Supplies)	1,670	24,081
Invacare Corp.* (Health Care Equipment & Supplies)	991	7,165
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	5,072	17,448
Investors Bancorp, Inc. (Banks)	6,383	88,213
iStar, Inc. (Equity Real Estate Investment Trusts)	2,074	50,253
Itron, Inc.* (Electronic Equipment, Instruments & Components)	613	60,454
J & J Snack Foods Corp. (Food Products)	243	39,944
James River Group Holdings, Ltd. (Insurance)	634	23,065
John B Sanfilippo & Son, Inc. (Food Products)	251	23,182
John Bean Technologies Corp. (Machinery)	351	51,450
Kaiser Aluminum Corp. (Metals & Mining)	449	54,634
Kaman Corp.—Class A (Trading Companies & Distributors)	787	34,903
Kelly Services, Inc.*—Class A (Professional Services)	949	20,802

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 173

Common Stocks, continued

	Shares	Value
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	2,392	$48,223
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	773	16,473
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,628	52,665
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	736	40,760
Koppers Holdings, Inc.* (Chemicals)	601	18,457
Korn Ferry (Professional Services)	916	62,966
Kraton Corp.* (Chemicals)	910	34,753
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	896	48,707
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,912	50,036
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	273	15,031
La-Z-Boy, Inc. (Household Durables)	642	21,558
Lexington Realty Trust (Equity Real Estate Investment Trusts)	5,033	66,184
Lindsay Corp. (Machinery)	124	19,926
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	260	5,158
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	680	25,738
Lydall, Inc.* (Machinery)	261	15,973
M.D.C Holdings, Inc. (Household Durables)	645	34,391
M/I Homes, Inc.* (Household Durables)	826	53,451
Mack-Cali Realty Corp.* (Equity Real Estate Investment Trusts)	2,442	43,956
Macy's, Inc.* (Multiline Retail)	8,821	149,957
Magellan Health, Inc.* (Health Care Providers & Services)	659	62,157
ManTech International Corp.—Class A (IT Services)	248	21,690
Marcus & Millichap, Inc.* (Real Estate Management & Development)	369	14,683
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,771	54,724
Materion Corp. (Metals & Mining)	357	25,476
Matrix Service Co.* (Energy Equipment & Services)	753	8,215
Matthews International Corp.—Class A (Commercial Services & Supplies)	896	31,002
MAX Holdings, Inc. (Real Estate Management & Development)	311	10,667
MEDNAX, Inc.* (Health Care Providers & Services)	1,488	43,331
Mercer International, Inc. (Paper & Forest Products)	1,122	13,049
Meredith Corp.* (Media)	1,150	50,185
Meritor, Inc.* (Machinery)	2,056	50,022
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	398	19,781
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	642	30,707
MGP Ingredients, Inc. (Beverages)	176	10,498
Middlesex Water Co. (Water Utilities)	275	27,979
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	179	11,429
Monro, Inc. (Specialty Retail)	950	55,100
Moog, Inc.—Class A (Aerospace & Defense)	514	40,025
Motorcar Parts of America, Inc.* (Auto Components)	539	11,987
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	476	14,313
Mueller Industries, Inc. (Machinery)	970	42,098
Myers Industries, Inc. (Containers & Packaging)	622	13,174
MYR Group, Inc.* (Construction & Engineering)	209	19,987
Myriad Genetics, Inc.* (Biotechnology)	2,182	69,016
Nabors Industries, Ltd.* (Energy Equipment & Services)	185	16,189
National Bank Holdings Corp. (Banks)	322	11,418
National Presto Industries, Inc. (Aerospace & Defense)	147	14,183
Natus Medical, Inc.* (Health Care Equipment & Supplies)	965	25,766
NBT Bancorp, Inc. (Banks)	1,230	42,866
Neenah, Inc. (Paper & Forest Products)	477	23,979
NETGEAR, Inc.* (Communications Equipment)	862	29,524
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	10,745	46,956
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	276	16,270
NextGen Healthcare, Inc.* (Health Care Technology)	835	13,544
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	1,307	21,500
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	3,605	47,983
Northwest Natural Holding Co. (Gas Utilities)	868	45,388
NOW, Inc.* (Trading Companies & Distributors)	3,125	30,844
Oceaneering International, Inc.* (Energy Equipment & Services)	2,825	37,460
Office Properties Income Trust (Equity Real Estate Investment Trusts)	1,369	39,674
OFG Bancorp (Banks)	1,463	33,795
O-I Glass, Inc.* (Containers & Packaging)	4,471	66,126
Oil States International, Inc.* (Energy Equipment & Services)	1,736	9,826
Old National Bancorp (Banks)	4,693	75,510
Olympic Steel, Inc. (Metals & Mining)	257	7,741
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	734	8,654
Organogenesis Holdings, Inc.* (Biotechnology)	525	8,054
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	353	14,028
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	223	22,311
Owens & Minor, Inc. (Health Care Providers & Services)	1,022	47,268
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	477	41,466
Pacific Premier Bancorp, Inc. (Banks)	2,680	101,785
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,260	20,639
Park Aerospace Corp. (Aerospace & Defense)	324	4,828
Park National Corp. (Banks)	181	20,618

See accompanying notes to the financial statements.

174 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,319	$42,658
PBF Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	2,722	24,961
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	311	14,791
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	2,814	111,294
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	327	6,118
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	434	8,025
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	2,772	54,664
Perdoceo Education Corp.* (Diversified Consumer Services)	1,118	13,259
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	576	13,634
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	916	12,247
Piper Sandler Cos. (Capital Markets)	155	19,017
Pitney Bowes, Inc. (Commercial Services & Supplies)	4,973	39,784
Plantronics, Inc.* (Communications Equipment)	378	11,790
Plexus Corp.* (Electronic Equipment, Instruments & Components)	347	31,341
Powell Industries, Inc. (Electrical Equipment)	251	7,302
Preferred Bank (Banks)	386	22,766
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	1,413	74,253
PriceSmart, Inc. (Food & Staples Retailing)	370	33,203
ProAssurance Corp. (Insurance)	1,529	31,008
Progress Software Corp. (Software)	436	19,877
ProPetro Holding Corp.* (Energy Equipment & Services)	2,319	17,508
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	2,052	44,323
Quanex Building Products Corp. (Building Products)	952	23,648
RadNet, Inc.* (Health Care Providers & Services)	632	23,220
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,848	43,724
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	3,158	48,096
Raven Industries, Inc.* (Industrial Conglomerates)	590	34,368
Rayonier Advanced Materials, Inc.* (Chemicals)	1,803	12,567
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	1,634	24,706
Realogy Holdings Corp.* (Real Estate Management & Development)	3,297	58,423
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	443	11,620
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,014	23,906
Regis Corp.* (Diversified Consumer Services)	449	3,579
Renasant Corp. (Banks)	1,595	56,112
Resideo Technologies, Inc.* (Building Products)	4,074	120,182
Resources Connection, Inc. (Professional Services)	869	13,461
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	3,363	59,424
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	6,081	76,680
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	149	12,218
Rogers Corp.* (Electronic Equipment, Instruments & Components)	250	47,650
RPC, Inc.* (Energy Equipment & Services)	1,653	6,943
RPT Realty (Equity Real Estate Investment Trusts)	2,297	29,264
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	570	11,383
S&T Bancorp, Inc. (Banks)	1,114	32,807
Safety Insurance Group, Inc. (Insurance)	402	30,801
Sally Beauty Holdings, Inc.* (Specialty Retail)	3,198	60,506
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,843	70,808
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	217	9,895
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	720	19,865
Scholastic Corp. (Media)	850	28,569
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	891	35,043
Seacoast Banking Corp. (Banks)	1,566	47,591
Select Medical Holdings Corp. (Health Care Providers & Services)	1,497	59,057
Selectquote, Inc.* (Insurance)	412	7,334
Seneca Foods Corp.*—Class A (Food Products)	188	10,291
Service Properties Trust (Equity Real Estate Investment Trusts)	4,669	51,966
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	494	26,079
Shoe Carnival, Inc. (Specialty Retail)	488	16,446
Signet Jewelers, Ltd. (Specialty Retail)	1,482	95,352
Simmons First National Corp.—Class A (Banks)	3,069	83,538
SiriusPoint, Ltd.* (Insurance)	2,152	21,090
SITE Centers Corp. (Equity Real Estate Investment Trusts)	4,780	75,810
SkyWest, Inc.* (Airlines)	1,425	57,698
SM Energy Co. (Oil, Gas & Consumable Fuels)	3,098	57,933
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	473	22,155
Sonic Automotive, Inc.—Class A (Specialty Retail)	662	36,112
South Jersey Industries, Inc. (Gas Utilities)	3,184	80,141
Southside Bancshares, Inc. (Banks)	877	31,607
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	7,920	37,303
SpartanNash Co. (Food & Staples Retailing)	1,027	19,975
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,060	6,633
Spok Holdings, Inc. (Wireless Telecommunication Services)	506	4,169

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 175

Common Stocks, continued

	Shares	Value
SPX Corp.* (Machinery)	538	$35,863
SPX FLOW, Inc. (Machinery)	742	60,955
Standard Motor Products, Inc. (Auto Components)	566	23,636
Standex International Corp. (Machinery)	346	31,832
Stepan Co. (Chemicals)	279	32,908
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,329	58,250
Stewart Information Services Corp. (Insurance)	758	44,730
Sturm Ruger & Co., Inc. (Leisure Products)	188	13,980
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	3,008	27,102
SunCoke Energy, Inc. (Metals & Mining)	2,353	18,189
Surmodics, Inc.* (Health Care Equipment & Supplies)	140	7,715
Sykes Enterprises, Inc.* (IT Services)	1,126	60,420
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	904	10,432
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,855	31,850
Team, Inc.* (Commercial Services & Supplies)	877	5,411
Tennant Co. (Machinery)	285	22,549
The Andersons, Inc. (Food & Staples Retailing)	888	23,710
The Bancorp, Inc.* (Banks)	693	16,195
The Buckle, Inc. (Specialty Retail)	483	20,325
The Cato Corp. — Class A (Specialty Retail)	547	9,026
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	849	38,426
The Children's Place, Inc.* (Specialty Retail)	417	35,166
The E.W. Scripps Co.—Class A (Media)	1,634	31,177
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	3,446	23,846
The Greenbrier Cos., Inc. (Machinery)	930	39,804
The Marcus Corp.* (Entertainment)	683	10,976
The ODP Corp.* (Specialty Retail)	1,517	71,800
The Simply Good Foods Co.* (Food Products)	1,313	49,211
TimkenSteel Corp.* (Metals & Mining)	1,089	14,516
Titan International, Inc.* (Machinery)	790	6,810
Tivity Health, Inc.* (Health Care Providers & Services)	365	9,154
Tompkins Financial Corp. (Banks)	341	26,172
Tredegar Corp. (Chemicals)	734	9,593
Trinseo SA (Chemicals)	1,097	59,632
Triumph Group, Inc.* (Aerospace & Defense)	1,122	21,374
TrueBlue, Inc.* (Professional Services)	1,006	27,353
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	546	18,362
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,823	39,494
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	6,300	40,383
U.S. Concrete, Inc.* (Construction Materials)	457	33,274
U.S. Ecology, Inc.* (Commercial Services & Supplies)	543	19,005
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	165	19,496
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	2,107	21,281
UFP Industries, Inc. (Building Products)	857	63,641
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	423	9,979
UniFirst Corp. (Commercial Services & Supplies)	207	45,078
Unisys Corp.* (IT Services)	1,062	23,736
United Community Banks, Inc. (Banks)	2,458	70,815
United Fire Group, Inc. (Insurance)	611	15,226
United Insurance Holdings Corp. (Insurance)	591	2,589
United Natural Foods, Inc.* (Food & Staples Retailing)	749	24,807
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,380	27,870
Unitil Corp. (Multi-Utilities)	426	22,544
Universal Corp. (Tobacco)	694	36,199
Universal Electronics, Inc.* (Household Durables)	231	10,797
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	195	11,651
Universal Insurance Holdings, Inc. (Insurance)	805	11,399
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	853	16,267
USANA Health Sciences, Inc.* (Personal Products)	119	11,337
Vanda Pharmaceuticals, Inc.* (Biotechnology)	771	12,575
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,114	30,412
Vector Group, Ltd. (Tobacco)	1,813	24,222
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	640	14,848
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	628	6,914
Veritex Holdings, Inc. (Banks)	1,400	46,970
Veritiv Corp.* (Trading Companies & Distributors)	345	21,142
Viad Corp.* (Commercial Services & Supplies)	341	15,635
Wabash National Corp. (Machinery)	1,470	21,521
Warrior Met Coal, Inc. (Metals & Mining)	1,456	27,184
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2,394	58,150
Watts Water Technologies, Inc.—Class A (Machinery)	272	41,007
Westamerica Bancorp (Banks)	410	22,776
Whitestone REIT (Equity Real Estate Investment Trusts)	1,134	10,036
Winnebago Industries, Inc. (Automobiles)	467	33,563
WisdomTree Investments, Inc. (Capital Markets)	1,845	11,402
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,454	48,767
World Acceptance Corp.* (Consumer Finance)	36	6,825
WSFS Financial Corp. (Thrifts & Mortgage Finance)	1,346	58,927
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	3,223	56,983
Xperi Holding Corp. (Software)	1,099	22,827
Zumiez, Inc.* (Specialty Retail)	263	11,480
TOTAL COMMON STOCKS (Cost $11,187,342)		15,422,043

See accompanying notes to the financial statements.

176 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Repurchase Agreements(a) (0.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $122,000	$122,000	$122,000
TOTAL REPURCHASE AGREEMENTS (Cost $122,000)		122,000
TOTAL INVESTMENT SECURITIES (Cost $11,309,342)—100.0%		15,544,043
Net other assets (liabilities)—NM		1,579
NET ASSETS—100.0%		$15,545,622

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap Value ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$168,788	1.1%
Air Freight & Logistics	127,178	0.8%
Airlines	130,355	0.8%
Auto Components	105,928	0.7%
Automobiles	33,563	0.2%
Banks	2,258,302	14.6%
Beverages	40,435	0.3%
Biotechnology	123,436	0.8%
Building Products	295,553	1.9%
Capital Markets	72,007	0.5%
Chemicals	345,867	2.2%
Commercial Services & Supplies	412,557	2.7%
Communications Equipment	204,080	1.3%
Construction & Engineering	104,152	0.7%
Construction Materials	33,274	0.2%
Consumer Finance	91,391	0.6%
Containers & Packaging	79,300	0.5%
Distributors	55,005	0.4%
Diversified Consumer Services	80,248	0.5%
Diversified Telecommunication Services	63,803	0.4%
Electrical Equipment	69,716	0.4%
Electronic Equipment, Instruments & Components	631,166	4.1%
Energy Equipment & Services	367,860	2.4%
Entertainment	10,976	0.1%
Equity Real Estate Investment Trusts	1,546,924	10.0%
Food & Staples Retailing	128,417	0.8%
Food Products	180,074	1.2%
Gas Utilities	155,929	1.0%
Health Care Equipment & Supplies	376,403	2.4%
Health Care Providers & Services	394,368	2.5%
Health Care Technology	32,577	0.2%
Hotels, Restaurants & Leisure	264,859	1.7%
Household Durables	158,928	1.0%
Household Products	24,137	0.2%
Industrial Conglomerates	34,367	0.2%
Insurance	527,644	3.4%
Internet & Direct Marketing Retail	5,158	NM
IT Services	128,218	0.8%
Leisure Products	13,980	0.1%
Machinery	757,946	4.9%
Media	175,492	1.1%
Metals & Mining	339,301	2.2%
Mortgage Real Estate Investment Trusts	363,013	2.3%
Multiline Retail	149,957	1.0%
Multi-Utilities	106,576	0.7%
Oil, Gas & Consumable Fuels	516,629	3.3%
Paper & Forest Products	240,228	1.5%
Personal Products	110,683	0.7%
Pharmaceuticals	114,655	0.7%
Professional Services	148,115	1.0%
Real Estate Management & Development	83,773	0.5%
Road & Rail	54,388	0.3%
Semiconductors & Semiconductor Equipment	186,059	1.2%
Software	60,664	0.4%
Specialty Retail	1,110,246	7.1%
Technology Hardware, Storage & Peripherals	63,924	0.4%
Textiles, Apparel & Luxury Goods	265,078	1.7%
Thrifts & Mortgage Finance	298,809	1.9%
Tobacco	60,421	0.4%
Trading Companies & Distributors	201,322	1.3%
Water Utilities	107,593	0.7%
Wireless Telecommunication Services	30,248	0.2%
Other**	123,579	0.8%
Total	$15,545,622	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 177

Common Stocks (73.7%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	713	$24,456
Adobe, Inc.* (Software)	2,877	1,788,430
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	7,314	776,674
Akamai Technologies, Inc.* (IT Services)	980	117,522
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	252	6,907
Alphabet, Inc.*—Class A (Interactive Media & Services)	1,810	4,877,099
Alphabet, Inc.*—Class C (Interactive Media & Services)	1,715	4,638,080
Alteryx, Inc.* (Software)	356	27,554
Amdocs, Ltd. (IT Services)	768	59,220
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,221	371,840
Anaplan, Inc.* (Software)	871	49,821
Angi, Inc.* (Interactive Media & Services)	496	5,709
ANSYS, Inc.* (Software)	523	192,705
Apple, Inc. (Technology Hardware, Storage & Peripherals)	94,428	13,773,268
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,524	772,973
Arista Networks, Inc.* (Communications Equipment)	330	125,529
Asana, Inc.*—Class A (Software)	165	11,725
Aspen Technology, Inc.* (Software)	409	59,820
Autodesk, Inc.* (Software)	1,323	424,855
Avalara, Inc.* (Software)	517	86,427
Bentley Systems, Inc.—Class B (Software)	64	3,892
Bill.com Holdings, Inc.* (Software)	374	77,351
Black Knight, Inc.* (IT Services)	943	78,090
Blackbaud, Inc.* (Software)	294	20,971
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,458	1,193,113
Bumble, Inc.*—Class A (Interactive Media & Services)	318	16,180
Cadence Design Systems, Inc.* (Software)	1,676	247,461
Cargurus, Inc.* (Interactive Media & Services)	549	15,701
CDK Global, Inc. (Software)	734	35,225
CDW Corp. (Electronic Equipment, Instruments & Components)	846	155,114
Ceridian HCM Holding, Inc.* (Software)	791	77,834
Cerner Corp. (Health Care Technology)	1,813	145,747
Chewy, Inc.*—Class A (Internet & Direct Marketing Retail)	502	42,017
Ciena Corp.* (Communications Equipment)	933	54,245
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	347	28,659
Cisco Systems, Inc. (Communications Equipment)	25,370	1,404,737
Citrix Systems, Inc. (Software)	747	75,260
Cloudflare, Inc.*—Class A (Software)	1,158	137,374
Cognizant Technology Solutions Corp.—Class A (IT Services)	3,174	233,384
Coupa Software, Inc.* (Software)	440	95,480
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	695	64,468
Crowdstrike Holdings, Inc.*—Class A (Software)	1,198	303,825
Datadog, Inc.*—Class A (Software)	1,310	145,017
Dell Technologies, Inc.*—Class C (Technology Hardware, Storage & Peripherals)	1,503	145,220
DocuSign, Inc.* (Software)	1,172	349,303
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	393	38,160
DoorDash, Inc.*—Class A (Internet & Direct Marketing Retail)	211	36,775
Dropbox, Inc.* (Software)	1,781	56,084
DXC Technology Co.* (IT Services)	1,534	61,329
Dynatrace, Inc.* (Software)	1,110	70,896
eBay, Inc. (Internet & Direct Marketing Retail)	3,897	265,815
EchoStar Corp.*—Class A (Communications Equipment)	261	5,820
Elastic NV* (Software)	383	56,707
Enphase Energy, Inc.* (Electrical Equipment)	816	154,714
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	815	98,322
EPAM Systems, Inc.* (IT Services)	338	189,212
Etsy, Inc.* (Internet & Direct Marketing Retail)	765	140,386
F5 Networks, Inc.* (Communications Equipment)	358	73,931
Facebook, Inc.*—Class A (Interactive Media & Services)	14,424	5,139,271
Fair Isaac Corp.* (Software)	174	91,160
Fastly, Inc.*—Class A (IT Services)	522	25,093
FireEye, Inc.* (Software)	1,438	29,048
Five9, Inc.* (Software)	404	81,321
Fortinet, Inc.* (Software)	816	222,148
Garmin, Ltd. (Household Durables)	902	141,794
Gartner, Inc.* (IT Services)	518	137,130
GoDaddy, Inc.*—Class A (IT Services)	1,009	84,605
Guidewire Software, Inc.* (Software)	503	57,946
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	7,863	114,014
HP, Inc. (Technology Hardware, Storage & Peripherals)	7,232	208,788
HubSpot, Inc.* (Software)	265	157,945
IAC/InterActive Corp.* (Interactive Media & Services)	502	68,920
Intel Corp. (Semiconductors & Semiconductor Equipment)	24,306	1,305,718
International Business Machines Corp. (IT Services)	5,383	758,788
Intuit, Inc. (Software)	1,646	872,331
j2 Global, Inc.* (Software)	256	36,165
Juniper Networks, Inc. (Communications Equipment)	1,973	55,520
KLA Corp. (Semiconductors & Semiconductor Equipment)	923	321,352
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	858	546,898
Liberty Global PLC*—Class A (Media)	848	22,769
Liberty Global PLC*—Class C (Media)	2,081	55,895
Lumen Technologies, Inc. (Diversified Telecommunication Services)	5,991	74,708
Lumentum Holdings, Inc.* (Communications Equipment)	456	38,299
Manhattan Associates, Inc.* (Software)	384	61,298
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,933	298,496

See accompanying notes to the financial statements.

178 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Match Group, Inc.* (Interactive Media & Services)	1,629	$259,451
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,615	161,355
McAfee Corp.—Class A (Software)	220	5,955
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,647	235,719
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,752	523,820
Microsoft Corp. (Software)	45,339	12,917,533
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	333	52,095
MongoDB, Inc.* (IT Services)	321	115,213
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	260	116,808
Motorola Solutions, Inc. (Communications Equipment)	1,021	228,622
N-Able, Inc.* (Software)	218	3,008
nCino, Inc.* (Software)	92	5,848
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,341	106,730
New Relic, Inc.* (Software)	329	22,727
NortonLifelock, Inc. (Software)	3,492	86,671
Nuance Communications, Inc.* (Software)	1,717	94,263
Nutanix, Inc.*—Class A (Software)	1,230	44,305
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	15,000	2,924,849
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,661	342,814
Okta, Inc.* (IT Services)	752	186,338
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,572	100,462
Oracle Corp. (Software)	10,935	952,876
Palantir Technologies, Inc.*—Class A (Software)	2,718	59,008
Palo Alto Networks, Inc.* (Communications Equipment)	586	233,843
Paycom Software, Inc.* (Software)	296	118,400
Paylocity Holding Corp.* (Software)	228	47,301
Pegasystems, Inc. (Software)	240	30,634
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	366	35,498
Proofpoint, Inc.* (Software)	344	60,083
PTC, Inc.* (Software)	632	85,604
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	1,536	29,983
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	677	128,352
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	6,790	1,017,142
Qualtrics International, Inc.*—Class A (Software)	346	14,439
RingCentral, Inc.*—Class A (Software)	486	129,893
Salesforce.com, Inc.* (Software)	5,808	1,405,129
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	1,199	105,392
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	390	24,145
ServiceNow, Inc.* (Software)	1,189	699,001
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	269	40,078
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	994	183,403
Smartsheet, Inc.* (Software)	705	51,148
Snap, Inc.* (Interactive Media & Services)	5,650	420,473
Snowflake, Inc.*—Class A (IT Services)	373	99,114
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	314	81,477
SolarWinds Corp.* (Software)	438	4,923
Splunk, Inc.* (Software)	986	139,992
SS&C Technologies Holdings, Inc. (Software)	1,340	105,043
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	251	30,005
Synopsys, Inc.* (Software)	919	264,663
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,001	127,127
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,559	1,059,657
Trade Desk, Inc. (The)* (Software)	2,596	212,638
Twilio, Inc.* (IT Services)	978	365,371
Twitter, Inc.* (Interactive Media & Services)	4,808	335,358
Tyler Technologies, Inc.* (Software)	246	121,189
Ubiquiti, Inc. (Communications Equipment)	45	14,090
Unity Software, Inc.* (Software)	152	16,282
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	258	60,498
Veeva Systems, Inc.*—Class A (Health Care Technology)	829	275,817
Verint Systems, Inc.* (Software)	392	16,727
VeriSign, Inc.* (IT Services)	598	129,389
Viavi Solutions, Inc.* (Communications Equipment)	1,378	22,999
Vimeo, Inc.* (Interactive Media & Services)	933	41,798
VMware, Inc.*(a)—Class A (Software)	487	74,871
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	1,845	119,796
Workday, Inc.*—Class A (Software)	1,139	266,982
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	972	23,454
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,480	221,763
Zendesk, Inc.* (Software)	715	93,329
Zillow Group, Inc.*—Class A (Interactive Media & Services)	223	23,890
Zillow Group, Inc.*—Class C (Interactive Media & Services)	965	102,541
Zoom Video Communications, Inc.*—Class A (Software)	1,282	484,724
Zscaler, Inc.* (Software)	449	105,924
TOTAL COMMON STOCKS (Cost $32,449,885)		75,039,695

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 179

Repurchase Agreements(b)(c) (26.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $27,440,000	$27,440,000	$27,440,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,440,000)		27,440,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	52,614	$52,614
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $52,614)		52,614
TOTAL INVESTMENT SECURITIES (Cost $59,942,499)—100.7%		102,532,309
Net other assets (liabilities)—(0.7)%		(694,533)
NET ASSETS—100.0%		$101,837,776

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2021. The total value of securities on loan as of July 31, 2021 was $51,195.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $14,340,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2021.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	8/23/21	0.59%	$45,967,734	$(352,281)
Dow Jones U.S. Technology Index	UBS AG	8/23/21	0.69%	31,709,837	(233,455)
				$77,677,571	$(585,736)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

180 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Technology UltraSector ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Communications Equipment	$2,257,635	2.2%
Diversified Telecommunication Services	74,708	0.1%
Electrical Equipment	154,714	0.1%
Electronic Equipment, Instruments & Components	223,279	0.2%
Health Care Technology	421,564	0.4%
Household Durables	141,794	0.1%
Interactive Media & Services	15,944,472	15.7%
Internet & Direct Marketing Retail	484,992	0.5%
IT Services	2,639,798	2.6%
Media	78,664	0.1%
Semiconductors & Semiconductor Equipment	13,222,482	13.0%
Software	24,768,949	24.3%
Technology Hardware, Storage & Peripherals	14,626,644	14.4%
Other**	26,798,081	26.3%
Total	$101,837,776	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Telecommunications UltraSector ProFund :: 181

Common Stocks (71.6%)

	Shares	Value
ADTRAN, Inc. (Communications Equipment)	121	$2,712
Anterix, Inc.* (Diversified Telecommunication Services)	30	1,750
Applied Optoelectronics, Inc.* (Communications Equipment)	63	487
Arista Networks, Inc.* (Communications Equipment)	106	40,321
AT&T, Inc. (Diversified Telecommunication Services)	1,306	36,632
ATN International, Inc. (Diversified Telecommunication Services)	27	1,162
CalAmp Corp.* (Communications Equipment)	89	1,080
Ciena Corp.* (Communications Equipment)	388	22,558
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	128	1,964
Cisco Systems, Inc. (Communications Equipment)	3,506	194,128
CommScope Holding Co., Inc.* (Communications Equipment)	510	10,792
Comtech Telecommunications Corp. (Communications Equipment)	65	1,623
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	185	1,423
EchoStar Corp.*—Class A (Communications Equipment)	107	2,386
Extreme Networks, Inc.* (Communications Equipment)	317	3,490
F5 Networks, Inc.* (Communications Equipment)	149	30,770
Garmin, Ltd. (Household Durables)	267	41,972
Globalstar, Inc.* (Diversified Telecommunication Services)	1,665	2,298
Harmonic, Inc.* (Communications Equipment)	254	2,248
Inseego Corp.* (Communications Equipment)	168	1,460
Iridium Communications, Inc.* (Diversified Telecommunication Services)	294	12,416
Juniper Networks, Inc. (Communications Equipment)	821	23,103
Liberty Global PLC*—Class A (Media)	352	9,451
Liberty Global PLC*—Class C (Media)	865	23,234
Liberty Latin America, Ltd.*—Class A (Media)	126	1,720
Liberty Latin America, Ltd.*—Class C (Media)	385	5,325
Lumen Technologies, Inc. (Diversified Telecommunication Services)	2,480	30,925
Lumentum Holdings, Inc.* (Communications Equipment)	190	15,958
Motorola Solutions, Inc. (Communications Equipment)	181	40,530
NETGEAR, Inc.* (Communications Equipment)	77	2,637
NetScout Systems, Inc.* (Communications Equipment)	185	5,321
ORBCOMM, Inc.* (Diversified Telecommunication Services)	199	2,247
Plantronics, Inc.* (Communications Equipment)	95	2,963
Radius Global Infrastructure, Inc.*—Class A (Diversified Telecommunication Services)	154	2,361
Ribbon Communications, Inc.* (Communications Equipment)	300	2,073
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	124	6,546
Spok Holdings, Inc. (Wireless Telecommunication Services)	45	371
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	249	5,565
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	257	37,013
U.S. Cellular Corp.* (Wireless Telecommunication Services)	37	1,345
Ubiquiti, Inc. (Communications Equipment)	18	5,636
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,320	185,189
ViaSat, Inc.* (Communications Equipment)	171	8,488
Viavi Solutions, Inc.* (Communications Equipment)	573	9,563
TOTAL COMMON STOCKS (Cost $573,619)		841,236

Repurchase Agreements(a)(b) (23.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $272,000	$272,000	$272,000
TOTAL REPURCHASE AGREEMENTS (Cost $272,000)		272,000
TOTAL INVESTMENT SECURITIES (Cost $845,619)—94.8%		1,113,236
Net other assets (liabilities)—5.2%		61,178
NET ASSETS—100.0%		$1,174,414

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $149,000.

See accompanying notes to the financial statements.

182 :: Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	8/23/21	0.59%	$418,078	$3,015
Dow Jones U.S. Select Telecommunications Index	UBS AG	8/23/21	0.44%	498,478	2,973
				$916,556	$5,988

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Communications Equipment	$430,326	36.6%
Diversified Telecommunication Services	278,368	23.7%
Household Durables	41,972	3.6%
Media	39,730	3.4%
Wireless Telecommunication Services	50,840	4.3%
Other**	333,178	28.4%
Total	$1,174,414	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: UltraBear ProFund :: 183

Repurchase Agreements(a)(b) (130.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $7,096,000	$7,096,000	$7,096,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,096,000)		7,096,000
TOTAL INVESTMENT SECURITIES (Cost $7,096,000)—130.2%		7,096,000
Net other assets (liabilities)—(30.2)%		(1,644,133)
NET ASSETS—100.0%		$5,451,867

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $1,740,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	5	9/20/21	$(1,097,375)	$(43,310)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/21	(0.44)%	$(6,553,333)	$11,914
S&P 500	UBS AG	8/27/21	(0.24)%	(3,261,283)	9,580
				$(9,814,616)	$21,494

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

184 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (76.6%)

	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	0.4%	4,789	$579,373
AbbVie, Inc. (Biotechnology)	0.4%	4,761	553,705
Accenture PLC—Class A (IT Services)	0.4%	1,713	544,186
Adobe, Inc.* (Software)	0.6%	1,288	800,659
Alphabet, Inc.—Class C* (Interactive Media & Services)	1.6%	767	2,074,290
Alphabet, Inc.—Class A* (Interactive Media & Services)	1.7%	811	2,185,264
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.9%	1,155	3,843,367
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4.7%	42,279	6,166,815
AT&T, Inc. (Diversified Telecommunication Services)	0.4%	19,251	539,991
Bank of America Corp. (Banks)	0.6%	20,325	779,667
Berkshire Hathaway, Inc.—Class B* (Diversified Financial Services)	1.1%	5,108	1,421,505
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	1,100	533,940
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.4%	5,209	530,328
Cisco Systems, Inc. (Communications Equipment)	0.5%	11,358	628,892
Comcast Corp.—Class A (Media)	0.6%	12,357	726,961
Costco Wholesale Corp. (Food & Staples Retailing)	0.4%	1,191	511,797
Danaher Corp. (Health Care Equipment & Supplies)	0.4%	1,711	509,005
Eli Lilly & Co. (Pharmaceuticals)	0.4%	2,145	522,308
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.5%	11,411	656,932
Facebook, Inc.—Class A* (Interactive Media & Services)	1.8%	6,457	2,300,629
Honeywell International, Inc. (Industrial Conglomerates)	0.3%	1,872	437,655
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.4%	10,884	584,689
Johnson & Johnson (Pharmaceuticals)	0.9%	7,098	1,222,275
JPMorgan Chase & Co. (Banks)	0.9%	8,159	1,238,374
Mastercard, Inc.—Class A (IT Services)	0.7%	2,358	910,047
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.4%	2,011	488,090
Medtronic PLC (Health Care Equipment & Supplies)	0.4%	3,626	476,130
Merck & Co., Inc. (Pharmaceuticals)	0.4%	6,825	524,638
Microsoft Corp. (Software)	4.4%	20,300	5,783,674
Netflix, Inc.* (Entertainment)	0.5%	1,195	618,496
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	0.4%	3,437	575,731
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1.0%	6,716	1,309,554
PayPal Holdings, Inc.* (IT Services)	0.7%	3,166	872,328
PepsiCo, Inc. (Beverages)	0.4%	3,724	584,481
Pfizer, Inc. (Pharmaceuticals)	0.5%	15,087	645,874
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	3,040	455,392
Salesforce.com, Inc.* (Software)	0.5%	2,602	629,502
Tesla, Inc.* (Automobiles)	1.1%	2,077	1,427,314
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	2,489	474,453
The Coca-Cola Co. (Beverages)	0.5%	10,459	596,476
The Home Depot, Inc. (Specialty Retail)	0.7%	2,867	940,922
The Procter & Gamble Co. (Household Products)	0.7%	6,599	938,577
The Walt Disney Co.* (Entertainment)	0.7%	4,897	861,971
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.4%	1,059	571,871
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.8%	2,545	1,049,100
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.5%	11,161	622,560
Visa, Inc.—Class A (IT Services)	0.9%	4,560	1,123,537
Walmart, Inc. (Food & Staples Retailing)	0.4%	3,703	527,862
Wells Fargo & Co. (Banks)	0.4%	11,140	511,772
Other Common Stocks(a)	35.8%	495,737	46,878,552
TOTAL COMMON STOCKS (Cost $46,290,586)			100,291,511

See accompanying notes to the financial statements.

July 31, 2021 :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 185

Repurchase Agreements(b)(c) (21.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $28,385,000	$28,385,000	$28,385,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,385,000)		28,385,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	12,524	$12,524
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $12,524)		12,524
TOTAL INVESTMENT SECURITIES (Cost $74,688,110)—98.3%		128,689,035
Net other assets (liabilities)—1.7%		2,175,087
NET ASSETS—100.0%		$130,864,122

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2021. The total value of securities on loan as of July 31, 2021 was $11,720.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $20,057,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2021.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	31	9/20/21	$6,803,725	$115,056

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/21	0.64%	$64,966,338	$(79,820)
SPDR S&P 500 ETF	Goldman Sachs International	8/27/21	0.54%	9,510,355	(11,291)
				$74,476,693	$(91,111)
S&P 500	UBS AG	8/27/21	0.59%	$56,038,246	$(73,970)
SPDR S&P 500 ETF	UBS AG	8/27/21	0.19%	23,824,685	(27,591)
				$79,862,931	$(101,561)
				$154,339,624	$(192,672)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

186 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2021

UltraBull ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$1,578,268	1.2%
Air Freight & Logistics	647,636	0.5%
Airlines	244,791	0.2%
Auto Components	153,275	0.1%
Automobiles	1,770,268	1.4%
Banks	4,076,079	3.1%
Beverages	1,437,023	1.1%
Biotechnology	1,923,355	1.5%
Building Products	526,824	0.4%
Capital Markets	2,986,937	2.3%
Chemicals	1,779,919	1.4%
Commercial Services & Supplies	421,622	0.3%
Communications Equipment	845,841	0.6%
Construction & Engineering	81,651	0.1%
Construction Materials	125,471	0.1%
Consumer Finance	666,520	0.5%
Containers & Packaging	322,561	0.2%
Distributors	139,115	0.1%
Diversified Financial Services	1,421,505	1.1%
Diversified Telecommunication Services	1,195,983	0.9%
Electric Utilities	1,564,566	1.2%
Electrical Equipment	656,180	0.5%
Electronic Equipment, Instruments & Components	645,038	0.5%
Energy Equipment & Services	214,424	0.2%
Entertainment	1,851,355	1.4%
Equity Real Estate Investment Trusts	2,549,434	1.9%
Food & Staples Retailing	1,316,238	1.0%
Food Products	887,858	0.7%
Gas Utilities	34,704	NM
Health Care Equipment & Supplies	3,787,972	2.9%
Health Care Providers & Services	2,635,353	2.0%
Health Care Technology	65,277	NM
Hotels, Restaurants & Leisure	1,730,168	1.3%
Household Durables	422,843	0.3%
Household Products	1,361,168	1.0%
Independent Power and Renewable Electricity Producers	69,760	0.1%
Industrial Conglomerates	1,192,788	0.9%
Insurance	1,827,429	1.4%
Interactive Media & Services	6,710,146	5.1%
Internet & Direct Marketing Retail	4,328,347	3.3%
IT Services	5,230,863	4.0%
Leisure Products	34,307	NM
Life Sciences Tools & Services	1,331,011	1.0%
Machinery	1,639,169	1.2%
Media	1,291,458	1.0%
Metals & Mining	370,029	0.3%
Multiline Retail	558,540	0.4%
Multi-Utilities	739,852	0.6%
Oil, Gas & Consumable Fuels	2,345,602	1.8%
Personal Products	208,644	0.2%
Pharmaceuticals	3,721,215	2.8%
Professional Services	339,229	0.3%
Real Estate Management & Development	87,296	0.1%
Road & Rail	936,241	0.7%
Semiconductors & Semiconductor Equipment	5,520,310	4.2%
Software	9,167,172	7.0%
Specialty Retail	2,193,980	1.7%
Technology Hardware, Storage & Peripherals	6,459,924	4.9%
Textiles, Apparel & Luxury Goods	748,776	0.6%
Tobacco	660,102	0.5%
Trading Companies & Distributors	201,507	0.2%
Water Utilities	83,184	0.1%
Wireless Telecommunication Services	227,408	0.2%
Other**	30,572,611	23.4%
Total	$130,864,122	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: UltraChina ProFund :: 187

Common Stocks (81.3%)

	Shares	Value
111, Inc.*ADR (Food & Staples Retailing)	1,410	$8,305
21Vianet Group, Inc.*ADR (IT Services)	3,604	62,457
360 DigiTech, Inc.*ADR (Consumer Finance)	2,510	53,337
Agora, Inc.*ADR (Software)	1,216	38,402
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	16,694	3,258,501
Aluminum Corp. of China, Ltd.*ADR(a) (Metals & Mining)	6,005	90,796
Autohome, Inc.ADR (Interactive Media & Services)	2,176	98,573
Baidu, Inc.*ADR (Interactive Media & Services)	5,554	910,911
Baozun, Inc.*ADR (Internet & Direct Marketing Retail)	2,112	52,209
Beigene, Ltd.*ADR (Biotechnology)	1,503	475,834
Bilibili, Inc.*ADR (Entertainment)	7,486	640,652
BIT Mining, Ltd.*ADR(a) (Hotels, Restaurants & Leisure)	874	4,353
China Life Insurance Co., Ltd.ADR(a) (Insurance)	56,653	472,486
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	9,712	444,033
China Southern Airlines Co., Ltd.*ADR (Airlines)	1,302	34,529
Chindata Group Holdings, Ltd.*ADR (IT Services)	1,591	19,856
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	1,959	116,071
DouYu International Holdings, Ltd.*ADR (Entertainment)	4,075	16,422
FinVolution GroupADR (Consumer Finance)	4,073	26,597
Gaotu Techedu, Inc.*ADR(a) (Diversified Consumer Services)	4,324	13,794
GDS Holdings, Ltd.*ADR (IT Services)	4,349	256,417
Genetron Holdings, Ltd.*ADR (Biotechnology)	609	8,648
Huaneng Power International, Inc.ADR(a) (Independent Power and Renewable Electricity Producers)	3,310	44,718
Huazhu Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	5,558	249,999
HUYA, Inc.*ADR (Entertainment)	2,778	35,531
iClick Interactive Asia Group, Ltd.*ADR (Media)	2,353	13,318
iQIYI, Inc.*ADR (Entertainment)	12,531	139,846
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	18,282	1,295,828
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	1,429	77,009
JOYY, Inc.ADR (Interactive Media & Services)	2,049	109,519
KE Holdings, Inc.*ADR (Real Estate Management & Development)	6,091	133,941
Kingsoft Cloud Holdings, Ltd.*ADR (IT Services)	1,275	36,975
Lexinfintech Holdings, Ltd.*ADR (Consumer Finance)	4,173	32,800
MINISO Group Holding, Ltd.*ADR (Multiline Retail)	1,195	20,184
Momo, Inc.ADR (Interactive Media & Services)	6,317	78,268
NetEase, Inc.ADR (Entertainment)	8,157	833,726
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	57,425	124,612
NIO, Inc.*ADR (Automobiles)	27,737	1,239,290
Niu Technologies*ADR (Automobiles)	1,049	26,854
OneConnect Financial Technology Co., Ltd.*ADR (Software)	1,336	10,594
PetroChina Co., Ltd.ADR(a) (Oil, Gas & Consumable Fuels)	8,032	336,059
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	6,384	584,838
Qudian, Inc.*ADR (Consumer Finance)	6,709	12,143
ReneSola, Ltd.*ADR (Construction & Engineering)	1,829	13,699
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	1,171	24,380
Sohu.com, Ltd.*ADR (Interactive Media & Services)	1,106	21,976
TAL Education Group*ADR (Diversified Consumer Services)	15,158	92,009
Tencent Music Entertainment Group*ADR (Entertainment)	19,707	208,303
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	17,576	455,746
Up Fintech Holding, Ltd.*ADR(a) (Capital Markets)	2,522	40,226
Uxin, Ltd.*ADR(a) (Internet & Direct Marketing Retail)	3,546	13,049
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	15,089	250,930
Weibo Corp.*ADR (Interactive Media & Services)	2,183	123,121
Youdao, Inc.*ADR(a) (Diversified Consumer Services)	715	6,306
Zai Lab, Ltd.*ADR (Biotechnology)	2,798	404,619
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	17,967	486,187
TOTAL COMMON STOCKS (Cost $10,797,270)		14,679,786

Repurchase Agreements(b)(c) (6.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $1,247,000	$1,247,000	$1,247,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,247,000)		1,247,000

Collateral for Securities Loaned(d) (5.0%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	894,632	$894,632
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $894,632)		894,632
TOTAL INVESTMENT SECURITIES (Cost $12,938,902)—93.2%		16,821,418
Net other assets (liabilities)—6.8%		1,227,886
NET ASSETS—100.0%		$18,049,304

See accompanying notes to the financial statements.

188 :: UltraChina ProFund :: Schedule of Portfolio Investments :: July 31, 2021

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2021. The total value of securities on loan as of July 31, 2021 was $849,214.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $292,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2021.
ADR	American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	8/27/21	0.54%	$9,376,077	$629,242
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	8/27/21	0.34%	11,912,162	728,830
				$21,288,239	$1,358,072

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Air Freight & Logistics	$486,187	2.7%
Airlines	34,529	0.2%
Automobiles	1,266,144	7.0%
Biotechnology	889,101	4.9%
Capital Markets	40,226	0.2%
Chemicals	24,380	0.1%
Construction & Engineering	13,699	0.1%
Consumer Finance	124,877	0.7%
Diversified Consumer Services	236,721	1.3%
Entertainment	1,874,481	10.4%
Food & Staples Retailing	8,305	0.1%
Hotels, Restaurants & Leisure	254,351	1.4%
Independent Power and Renewable Electricity Producers	44,718	0.3%
Insurance	472,486	2.6%
Interactive Media & Services	1,342,368	7.4%
Internet & Direct Marketing Retail	5,911,102	32.7%
IT Services	375,705	2.1%
Media	13,318	0.1%
Metals & Mining	90,796	0.5%
Multiline Retail	20,184	0.1%
Oil, Gas & Consumable Fuels	780,091	4.3%
Real Estate Management & Development	133,941	0.7%
Semiconductors & Semiconductor Equipment	193,080	1.1%
Software	48,996	0.3%
Other**	3,369,518	18.7%
Total	$18,049,304	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of July 31, 2021:

	Value	% of Net Assets
China	$14,679,786	81.3%
Other**	3,369,518	18.7%
Total	$18,049,304	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 189

Common Stocks (63.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	4,814	$952,883
American Express Co. (Consumer Finance)	4,816	821,272
Amgen, Inc. (Biotechnology)	4,814	1,162,774
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,816	702,462
Caterpillar, Inc. (Machinery)	4,814	995,295
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,816	490,317
Cisco Systems, Inc. (Communications Equipment)	4,817	266,717
Dow, Inc. (Chemicals)	4,816	299,363
Honeywell International, Inc. (Industrial Conglomerates)	4,814	1,125,464
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,816	258,716
International Business Machines Corp. (IT Services)	4,816	678,863
Johnson & Johnson (Pharmaceuticals)	4,816	829,315
JPMorgan Chase & Co. (Banks)	4,816	730,972
McDonald's Corp. (Hotels, Restaurants & Leisure)	4,814	1,168,406
Merck & Co., Inc. (Pharmaceuticals)	4,816	370,206
Microsoft Corp. (Software)	4,814	1,371,556
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	4,816	806,728
Salesforce.com, Inc.* (Software)	4,814	1,164,651
The Boeing Co.* (Aerospace & Defense)	4,814	1,090,275
The Coca-Cola Co. (Beverages)	4,815	274,599
The Goldman Sachs Group, Inc. (Capital Markets)	4,814	1,804,673
The Home Depot, Inc. (Specialty Retail)	4,814	1,579,907
The Procter & Gamble Co. (Household Products)	4,816	684,980
The Travelers Cos., Inc. (Insurance)	4,816	717,199
The Walt Disney Co.* (Entertainment)	4,816	847,712
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,814	1,984,427
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,815	268,581
Visa, Inc.—Class A (IT Services)	4,814	1,186,122
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	4,817	227,122
Walmart, Inc. (Food & Staples Retailing)	4,816	686,520
TOTAL COMMON STOCKS (Cost $11,813,246)		25,548,077

Repurchase Agreements(a)(b) (37.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $15,022,000	$15,022,000	$15,022,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,022,000)		15,022,000
TOTAL INVESTMENT SECURITIES (Cost $26,835,246)—100.4%		40,570,077
Net other assets (liabilities)—(0.4)%		(157,382)
NET ASSETS—100.0%		$40,412,695

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $6,845,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	14	9/20/21	$2,438,240	$35,273

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	8/27/21	0.59%	$19,101,946	$(65,675)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	8/27/21	0.44%	10,852,149	(30,782)
				$29,954,095	$(96,457)
Dow Jones Industrial Average	UBS AG	8/27/21	0.59%	$17,380,180	$(62,880)
SPDR Dow Jones Industrial Average ETF	UBS AG	8/27/21	0.39%	5,421,274	(17,860)
				$22,801,454	$(80,740)
				$52,755,549	$(177,197)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

190 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2021

UltraDow 30 ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$1,090,275	2.7%
Banks	730,972	1.8%
Beverages	274,599	0.7%
Biotechnology	1,162,774	2.9%
Capital Markets	1,804,672	4.5%
Chemicals	299,363	0.7%
Communications Equipment	266,717	0.7%
Consumer Finance	821,272	2.0%
Diversified Telecommunication Services	268,581	0.7%
Entertainment	847,712	2.1%
Food & Staples Retailing	913,642	2.3%
Health Care Providers & Services	1,984,427	4.9%
Hotels, Restaurants & Leisure	1,168,406	2.9%
Household Products	684,980	1.7%
Industrial Conglomerates	2,078,348	5.1%
Insurance	717,199	1.8%
IT Services	1,864,985	4.6%
Machinery	995,294	2.5%
Oil, Gas & Consumable Fuels	490,317	1.2%
Pharmaceuticals	1,199,521	3.0%
Semiconductors & Semiconductor Equipment	258,716	0.6%
Software	2,536,208	6.2%
Specialty Retail	1,579,907	3.9%
Technology Hardware, Storage & Peripherals	702,462	1.7%
Textiles, Apparel & Luxury Goods	806,728	2.0%
Other**	14,864,618	36.8%
Total	$40,412,695	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 191

Common Stocks (86.5%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	8,106	$1,582,209
Ambev S.A.ADR (Beverages)	20,646	65,448
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	5,499	91,559
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	1,955	39,198
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	8,002	70,978
Baidu, Inc.*ADR (Interactive Media & Services)	1,277	209,441
Banco Bradesco S.A.ADR (Banks)	22,763	106,303
Beigene, Ltd.*ADR (Biotechnology)	185	58,569
Bilibili, Inc.*ADR (Entertainment)	1,018	87,120
Cemex SAB de CV*ADR (Construction Materials)	7,092	57,658
China Life Insurance Co., Ltd.ADR(a) (Insurance)	6,972	58,146
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	1,195	54,635
Chunghwa Telecom Co., Ltd.*ADR (Diversified Telecommunication Services)	1,781	73,840
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	569	35,591
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	871	76,099
GDS Holdings, Ltd.*ADR (IT Services)	535	31,544
Gold Fields, Ltd.ADR (Metals & Mining)	4,158	40,832
HDFC Bank, Ltd.ADR (Banks)	5,982	422,149
Huazhu Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	684	30,766
ICICI Bank, Ltd.ADR (Banks)	11,993	222,950
Infosys Technologies, Ltd.ADR (IT Services)	17,163	379,646
Itau Unibanco Holding S.A.ADR (Banks)	22,722	131,106
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	4,204	297,980
KB Financial Group, Inc.ADR (Banks)	1,831	81,095
KE Holdings, Inc.*ADR (Real Estate Management & Development)	750	16,493
Natura & Co. Holding SA*ADR (Personal Products)	1,965	40,361
NetEase, Inc.ADR (Entertainment)	1,878	191,951
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	7,067	15,335
NIO, Inc.*ADR (Automobiles)	6,379	285,014
PetroChina Co., Ltd.ADR(a) (Oil, Gas & Consumable Fuels)	988	41,338
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	8,717	93,010
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	1,644	150,607
POSCOADR (Metals & Mining)	1,503	118,722
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	2,228	49,796
Sasol, Ltd.*ADR (Chemicals)	2,706	40,428
Shinhan Financial Group Co., Ltd.ADR (Banks)	2,420	81,578
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	3,253	56,471
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	1,489	43,285
Suzano Papel e Celulose S.A.*ADR (Paper & Forest Products)	3,316	34,586
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	14,968	1,745,867
TAL Education Group*ADR (Diversified Consumer Services)	1,872	11,363
Tata Motors, Ltd.*ADR (Automobiles)	1,773	34,893
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	2,163	56,087
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	10,824	113,977
Vale S.A.ADR (Metals & Mining)	16,092	338,254
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	1,856	30,865
Wipro, Ltd.ADR (IT Services)	6,674	55,594
Zai Lab, Ltd.*ADR (Biotechnology)	344	49,746
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	2,211	59,830
TOTAL COMMON STOCKS (Cost $3,544,438)		8,060,313

Preferred Stock (1.2%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	10,760	110,398
TOTAL PREFERRED STOCK (Cost $12,834)		110,398

Repurchase Agreements(b)(c) (15.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $1,433,000	$1,433,000	$1,433,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,433,000)		1,433,000

Collateral for Securities Loaned(d) (1.0%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	96,236	$96,236
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $96,236)		96,236
TOTAL INVESTMENT SECURITIES (Cost $5,086,508)—104.1%		9,699,947
Net other assets (liabilities)—(4.1)%		(378,165)
NET ASSETS—100.0%		$9,321,782

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2021. The total value of securities on loan as of July 31, 2021 was $90,774.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $293,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2021.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

192 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	8/27/21	0.54%	$5,926,654	$209,064
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	8/27/21	0.59%	4,535,107	206,845
				$10,461,761	$415,909

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Air Freight & Logistics	$59,830	0.7%
Automobiles	319,906	3.4%
Banks	1,045,182	11.2%
Beverages	141,547	1.5%
Biotechnology	108,315	1.2%
Chemicals	40,428	0.5%
Construction Materials	57,658	0.6%
Diversified Consumer Services	26,698	0.3%
Diversified Telecommunication Services	123,636	1.3%
Entertainment	279,071	3.0%
Hotels, Restaurants & Leisure	30,766	0.3%
Insurance	58,146	0.6%
Interactive Media & Services	209,441	2.3%
Internet & Direct Marketing Retail	2,117,748	22.6%
IT Services	466,784	5.0%
Metals & Mining	593,477	6.4%
Oil, Gas & Consumable Fuels	299,381	3.2%
Paper & Forest Products	34,586	0.4%
Personal Products	40,361	0.5%
Pharmaceuticals	35,591	0.4%
Real Estate Management & Development	16,493	0.2%
Semiconductors & Semiconductor Equipment	1,930,822	20.6%
Wireless Telecommunication Services	134,844	1.5%
Other**	1,151,071	12.3%
Total	$9,321,782	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of July 31, 2021:

	Value	% of Net Assets
Brazil	$919,466	9.9%
China	3,319,039	35.6%
India	1,150,823	12.4%
Indonesia	49,796	0.5%
Mexico	225,316	2.4%
South Africa	176,929	1.9%
South Korea	324,680	3.5%
Taiwan	2,004,662	21.5%
Other**	1,151,071	12.3%
Total	$9,321,782	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: UltraInternational ProFund :: 193

Repurchase Agreements(a)(b) (100.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $3,152,000	$3,152,000	$3,152,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,152,000)		3,152,000
TOTAL INVESTMENT SECURITIES (Cost $3,152,000)—100.0%		3,152,000
Net other assets (liabilities)—		(452)
NET ASSETS—100.0%		$3,151,548

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $338,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	8/27/21	0.39%	$3,125,623	$17,737
MSCI EAFE Index	UBS AG	8/27/21	0.89%	3,197,962	17,216
				$6,323,585	$34,953

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

194 :: UltraJapan ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Repurchase Agreements(a) (89.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $13,125,000	$13,125,000	$13,125,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,125,000)		13,125,000
TOTAL INVESTMENT SECURITIES (Cost $13,125,000)—89.0%		13,125,000
Net other assets (liabilities)—11.0%		1,618,170
NET ASSETS—100.0%		$14,743,170

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	215	9/10/21	$29,530,250	$(1,692,027)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	8/27/21	0 49%	$38,087	$159

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 195

Common Stocks (78.5%)

	Shares	Value
Ambev S.A.ADR (Beverages)	172,386	$546,464
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	41,246	686,746
Azul S.A.*ADR (Airlines)	4,181	93,780
Banco Bradesco S.A.ADR (Banks)	181,256	846,466
Banco de ChileADR(a) (Banks)	11,255	205,291
Banco Santander Brasil S.A.ADR(a) (Banks)	18,876	146,478
Banco Santander ChileADR (Banks)	6,690	130,723
Bancolombia S.A.ADR (Banks)	5,448	154,996
BRF S.A.*ADR (Food Products)	47,907	233,786
Cemex SAB de CV*ADR (Construction Materials)	77,917	633,465
Centrais Eletricas Brasileiras S.A. (Electrobras)ADR(a) (Electric Utilities)	18,477	144,490
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)	6,802	323,095
Cia Energetica de Minas GeraisADR (Electric Utilities)	54,765	122,674
Cia Siderurgica Nacional SAADR (Metals & Mining)	30,369	270,284
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	3,619	204,727
Companhia de Minas Buenaventura S.A.*ADR (Metals & Mining)	10,474	86,515
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	16,962	115,172
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	10,359	139,950
Enel Americas S.A.ADR(a) (Electric Utilities)	18,707	127,956
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	7,622	665,934
Gerdau S.A.ADR (Metals & Mining)	56,819	336,937
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	1,720	197,301
Grupo Aeroportuario del Pacifico S.A.B. de C.V.*ADR (Transportation Infrastructure)	1,517	74,212
Grupo Aeroportuario del Surest S.A.B. de C.V.*ADR (Transportation Infrastructure)	1,014	183,757
Grupo Televisa SABADR (Media)	24,490	331,840
Itau Unibanco Holding S.A.ADR (Banks)	184,937	1,067,086
Natura & Co. Holding SA*ADR (Personal Products)	24,156	496,164
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	56,908	607,208
Sendas Distribuidora SAADR (Food & Staples Retailing)	5,944	97,838
Suzano Papel e Celulose S.A.*ADR (Paper & Forest Products)	34,400	358,792
Telefonica Brasil SAADR (Diversified Telecommunication Services)	21,924	174,954
Ternium S.A.ADR (Metals & Mining)	2,682	130,452
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	40,981	140,155
Vale S.A.ADR (Metals & Mining)	121,732	2,558,806
TOTAL COMMON STOCKS (Cost $6,640,003)		12,634,494

Preferred Stock (5.5%)

	Shares	Value
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	86,012	$882,483
TOTAL PREFERRED STOCK (Cost $220,035)		882,483

Repurchase Agreements(b)(c) (14.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $2,313,000	$2,313,000	$2,313,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,313,000)		2,313,000

Collateral for Securities Loaned(d) (2.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	421,110	$421,110
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $421,110)		421,110
TOTAL INVESTMENT SECURITIES (Cost $9,594,148)—101.0%		16,251,087
Net other assets (liabilities)—(1.0)%		(164,445)
NET ASSETS—100.0%		$16,086,642

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2021. The total value of securities on loan as of July 31, 2021 was $373,108.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $502,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2021.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

196 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	8/27/21	0.54%	$9,389,001	$(135,249)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	8/27/21	0.59%	9,065,993	(181,398)
				$18,454,994	$(316,647)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Airlines	$93,780	0.6%
Banks	2,551,039	15.9%
Beverages	1,417,125	8.8%
Chemicals	323,095	2.0%
Construction Materials	633,465	3.9%
Diversified Telecommunication Services	174,954	1.1%
Electric Utilities	395,120	2.5%
Food & Staples Retailing	97,838	0.6%
Food Products	233,786	1.4%
Media	331,839	2.1%
Metals & Mining	3,382,995	21.0%
Oil, Gas & Consumable Fuels	1,769,797	11.0%
Paper & Forest Products	358,792	2.2%
Personal Products	496,164	3.1%
Transportation Infrastructure	455,270	2.8%
Water Utilities	115,172	0.7%
Wireless Telecommunication Services	686,746	4.3%
Other**	2,569,665	16.0%
Total	$16,086,642	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of July 31, 2021:

	Value	% of Net Assets
Brazil	$9,240,017	57.4%
Chile	787,065	4.9%
Colombia	294,946	1.8%
Luxembourg	130,452	0.8%
Mexico	2,977,982	18.5%
Peru	86,515	0.5%
Other**	2,569,665	16.0%
Total	$16,086,642	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 197

Common Stocks (81.3%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,953	$120,539
ACI Worldwide, Inc.* (Software)	2,573	88,254
Acuity Brands, Inc. (Electrical Equipment)	776	136,095
Adient PLC* (Auto Components)	2,049	86,324
AECOM* (Construction & Engineering)	3,187	200,654
Affiliated Managers Group, Inc. (Capital Markets)	906	143,547
AGCO Corp. (Machinery)	1,346	177,820
Alleghany Corp.* (Insurance)	303	200,919
ALLETE, Inc. (Electric Utilities)	1,136	79,884
Alliance Data Systems Corp. (IT Services)	1,081	100,803
Amedisys, Inc.* (Health Care Providers & Services)	709	184,780
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	3,002	151,031
American Eagle Outfitters, Inc. (Specialty Retail)	3,288	113,337
American Financial Group, Inc. (Insurance)	1,500	189,735
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,338	57,608
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	6,235	59,233
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	3,414	179,713
AptarGroup, Inc. (Containers & Packaging)	1,430	184,355
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,614	191,371
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	2,262	156,734
ASGN, Inc.* (Professional Services)	1,159	117,210
Ashland Global Holdings, Inc. (Chemicals)	1,189	101,148
Aspen Technology, Inc.* (Software)	1,481	216,611
Associated Banc-Corp. (Banks)	3,327	65,875
AutoNation, Inc.* (Specialty Retail)	1,174	142,441
Avient Corp. (Chemicals)	1,988	96,458
Avis Budget Group, Inc.* (Road & Rail)	1,125	93,116
Avnet, Inc. (Electronic Equipment, Instruments & Components)	2,167	89,540
Axon Enterprise, Inc.* (Aerospace & Defense)	1,407	261,730
BancorpSouth Bank (Banks)	2,101	54,206
Bank of Hawaii Corp. (Banks)	879	73,581
Bank OZK (Banks)	2,630	107,067
Belden, Inc. (Electronic Equipment, Instruments & Components)	971	47,579
Bio-Techne Corp. (Life Sciences Tools & Services)	846	407,975
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	2,986	151,211
Black Hills Corp. (Multi-Utilities)	1,367	92,478
Blackbaud, Inc.* (Software)	1,063	75,824
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	1,757	100,149
Brighthouse Financial, Inc.* (Insurance)	1,867	80,393
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	6,461	148,732
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,617	143,929
Brown & Brown, Inc. (Insurance)	5,091	276,949
Brunswick Corp. (Leisure Products)	1,695	176,957
Builders FirstSource, Inc.* (Building Products)	4,508	200,606
Cable One, Inc. (Media)	118	222,783
Cabot Corp. (Chemicals)	1,233	67,889
CACI International, Inc.*—Class A (IT Services)	513	136,950
Callaway Golf Co.* (Leisure Products)	2,531	80,182
Camden Property Trust (Equity Real Estate Investment Trusts)	2,126	317,604
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	3,294	185,485
Carlisle Cos., Inc. (Industrial Conglomerates)	1,136	229,745
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	957	93,537
Casey's General Stores, Inc. (Food & Staples Retailing)	804	158,959
Cathay General Bancorp (Banks)	1,630	61,728
CDK Global, Inc. (Software)	2,650	127,174
Cerence, Inc.* (Software)	822	88,373
Ceridian HCM Holding, Inc.* (Software)	2,859	281,326
ChampionX Corp.* (Energy Equipment & Services)	4,075	94,703
Chemed Corp. (Health Care Providers & Services)	347	165,179
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	629	75,417
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	756	140,465
Ciena Corp.* (Communications Equipment)	3,373	196,106
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,238	145,918
Cinemark Holdings, Inc.* (Entertainment)	2,367	36,760
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,252	103,403
CIT Group, Inc. (Banks)	2,155	103,957
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,092	103,740
Cleveland-Cliffs, Inc.* (Metals & Mining)	10,000	249,999
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	638	92,280
CNO Financial Group, Inc. (Insurance)	2,863	65,391
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	4,795	58,020
Cognex Corp. (Electronic Equipment, Instruments & Components)	3,843	347,445
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	535	131,578
Colfax Corp.* (Machinery)	2,568	117,820
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	665	66,247
Commerce Bancshares, Inc. (Banks)	2,294	162,255
Commercial Metals Co. (Metals & Mining)	2,622	86,002
CommVault Systems, Inc.* (Software)	1,000	75,590
Compass Minerals International, Inc. (Metals & Mining)	741	50,803
Concentrix Corp.* (IT Services)	906	148,339
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	936	129,365
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	2,446	72,010
Coty, Inc.*—Class A (Personal Products)	6,171	53,873

See accompanying notes to the financial statements.

198 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,236	$128,534
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	517	70,405
Crane Co. (Machinery)	1,079	104,911
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,513	233,106
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,420	192,850
Cullen/Frost Bankers, Inc. (Banks)	1,231	132,111
Curtiss-Wright Corp. (Aerospace & Defense)	891	105,405
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	2,667	190,077
Dana, Inc. (Auto Components)	3,159	76,321
Darling Ingredients, Inc.* (Food Products)	3,551	245,267
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	605	248,565
Dick's Sporting Goods, Inc. (Specialty Retail)	1,426	148,504
Donaldson Co., Inc. (Machinery)	2,744	181,625
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	3,592	119,973
DT Midstream, Inc.* (Oil, Gas & Consumable Fuels)	2,110	89,464
Dycom Industries, Inc.* (Construction & Engineering)	669	46,429
Eagle Materials, Inc. (Construction Materials)	923	130,438
East West Bancorp, Inc. (Banks)	3,089	219,782
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	870	153,311
EMCOR Group, Inc. (Construction & Engineering)	1,188	144,710
Emergent BioSolutions, Inc.* (Biotechnology)	990	65,241
Encompass Health Corp. (Health Care Providers & Services)	2,167	180,403
Energizer Holdings, Inc. (Household Products)	1,266	54,248
EnerSys (Electrical Equipment)	932	91,951
Envestnet, Inc.* (Software)	1,184	89,072
Envista Holdings Corp.* (Health Care Equipment & Supplies)	3,500	150,780
EPR Properties (Equity Real Estate Investment Trusts)	1,628	81,888
EQT Corp.* (Oil, Gas & Consumable Fuels)	6,075	111,719
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	8,849	72,739
Essent Group, Ltd. (Thrifts & Mortgage Finance)	2,456	110,938
Essential Utilities, Inc. (Water Utilities)	4,864	238,920
Evercore Partners, Inc.—Class A (Capital Markets)	891	117,790
Exelixis, Inc.* (Biotechnology)	6,826	115,018
F.N.B. Corp. (Banks)	6,953	79,681
FactSet Research Systems, Inc. (Capital Markets)	824	294,398
Fair Isaac Corp.* (Software)	626	327,968
Federated Hermes, Inc.—Class B (Capital Markets)	2,036	66,048
First American Financial Corp. (Insurance)	2,389	160,804
First Financial Bankshares, Inc. (Banks)	3,098	151,306
First Horizon Corp. (Banks)	12,023	185,755
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,809	153,877
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,849	159,088
FirstCash, Inc. (Consumer Finance)	893	70,726
Five Below, Inc.* (Specialty Retail)	1,218	236,804
Flowers Foods, Inc. (Food Products)	4,286	100,978
Flowserve Corp. (Machinery)	2,836	119,367
Fluor Corp.* (Construction & Engineering)	2,740	45,648
Foot Locker, Inc. (Specialty Retail)	2,246	128,157
Fox Factory Holding Corp.* (Auto Components)	913	147,486
FTI Consulting, Inc.* (Professional Services)	745	108,547
Fulton Financial Corp. (Banks)	3,540	54,233
GATX Corp. (Trading Companies & Distributors)	769	70,940
Genpact, Ltd. (IT Services)	3,792	188,880
Gentex Corp. (Auto Components)	5,258	178,930
Glacier Bancorp, Inc. (Banks)	2,079	107,193
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	1,688	140,391
Graco, Inc. (Machinery)	3,688	287,958
Graham Holdings Co.—Class B (Diversified Consumer Services)	88	58,490
Grand Canyon Education, Inc.* (Diversified Consumer Services)	1,008	93,109
Greif, Inc.—Class A (Containers & Packaging)	577	34,978
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	1,895	62,762
H&R Block, Inc. (Diversified Consumer Services)	3,950	96,973
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,109	67,416
Halozyme Therapeutics, Inc.* (Biotechnology)	2,911	120,312
Hancock Whitney Corp. (Banks)	1,889	82,568
Harley-Davidson, Inc. (Automobiles)	3,344	132,489
Hawaiian Electric Industries, Inc. (Electric Utilities)	2,376	102,976
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,083	98,286
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,627	42,465
HealthEquity, Inc.* (Health Care Providers & Services)	1,814	134,200
Helen of Troy, Ltd.* (Household Durables)	533	119,067
Herman Miller, Inc. (Commercial Services & Supplies)	1,605	69,256
Hexcel Corp.* (Aerospace & Defense)	1,823	99,208
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	2,265	108,018
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,447	200,352
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	3,252	95,609
Home BancShares, Inc. (Banks)	3,302	69,936
Hubbell, Inc. (Electrical Equipment)	1,182	236,944
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	3,285	89,549
IAA, Inc.* (Commercial Services & Supplies)	2,933	177,387
ICU Medical, Inc.* (Health Care Equipment & Supplies)	430	87,415
IDACORP, Inc. (Electric Utilities)	1,099	115,890

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 199

Common Stocks, continued

	Shares	Value
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	2,284	$159,446
Ingevity Corp.* (Chemicals)	871	73,983
Ingredion, Inc. (Food Products)	1,458	128,027
Insperity, Inc. (Professional Services)	782	77,457
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,547	111,987
Interactive Brokers Group, Inc. (Capital Markets)	1,760	108,874
International Bancshares Corp. (Banks)	1,213	47,404
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,557	107,982
ITT, Inc. (Machinery)	1,874	183,483
j2 Global, Inc.* (Software)	923	130,392
Jabil, Inc. (Electronic Equipment, Instruments & Components)	2,914	173,500
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	484	52,688
Janus Henderson Group PLC (Capital Markets)	3,714	155,394
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,307	221,562
JBG Smith Properties (Equity Real Estate Investment Trusts)	2,406	78,508
Jefferies Financial Group, Inc. (Diversified Financial Services)	4,354	144,509
JetBlue Airways Corp.* (Airlines)	6,893	101,947
John Wiley & Sons, Inc.—Class A (Media)	948	55,723
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	1,117	248,611
KAR Auction Services, Inc.* (Commercial Services & Supplies)	2,715	44,743
KB Home (Household Durables)	1,934	82,079
KBR, Inc. (IT Services)	3,078	119,119
Kemper Corp. (Insurance)	1,321	87,199
Kennametal, Inc. (Machinery)	1,819	65,939
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	2,305	159,667
Kinsale Capital Group, Inc. (Insurance)	466	83,249
Kirby Corp.* (Marine)	1,308	75,746
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	2,666	132,474
Kohl's Corp. (Multiline Retail)	3,400	172,720
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	1,888	201,261
Lancaster Colony Corp. (Food Products)	426	84,293
Landstar System, Inc. (Road & Rail)	838	131,566
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,972	168,661
Lear Corp. (Auto Components)	1,191	208,402
LendingTree, Inc.* (Thrifts & Mortgage Finance)	241	47,048
Lennox International, Inc. (Building Products)	749	246,743
LHC Group, Inc.* (Health Care Providers & Services)	689	148,259
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,674	196,461
Ligand Pharmaceuticals, Inc.* (Biotechnology)	362	41,091
Lincoln Electric Holdings, Inc. (Machinery)	1,295	180,562
Lithia Motors, Inc.—Class A (Specialty Retail)	648	244,439
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	535	142,305
LivaNova PLC* (Health Care Equipment & Supplies)	1,064	91,823
LiveRamp Holdings, Inc.* (IT Services)	1,489	59,575
Louisiana-Pacific Corp. (Paper & Forest Products)	2,224	123,299
Lumentum Holdings, Inc.* (Communications Equipment)	1,653	138,835
Manhattan Associates, Inc.* (Software)	1,384	220,928
ManpowerGroup, Inc. (Professional Services)	1,187	140,754
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	929	136,907
Masimo Corp.* (Health Care Equipment & Supplies)	1,101	299,902
MasTec, Inc.* (Construction & Engineering)	1,230	124,513
Mattel, Inc.* (Leisure Products)	7,591	164,877
MAXIMUS, Inc. (IT Services)	1,339	119,171
MDU Resources Group, Inc. (Multi-Utilities)	4,378	138,870
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	12,790	268,974
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	603	106,092
Mercury General Corp. (Insurance)	578	35,160
Mercury Systems, Inc.* (Aerospace & Defense)	1,222	80,652
MGIC Investment Corp. (Thrifts & Mortgage Finance)	7,386	102,222
Minerals Technologies, Inc. (Chemicals)	735	58,962
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,203	188,197
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,273	347,541
MSA Safety, Inc. (Commercial Services & Supplies)	792	130,268
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	1,022	91,132
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	3,159	68,582
Murphy USA, Inc. (Specialty Retail)	546	80,540
National Fuel Gas Co. (Gas Utilities)	1,985	102,088
National Instruments Corp. (Electronic Equipment, Instruments & Components)	2,865	126,375
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	3,823	186,830
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,691	91,601
Navient Corp. (Consumer Finance)	3,908	79,840
NCR Corp.* (Technology Hardware, Storage & Peripherals)	2,848	126,452
Nektar Therapeutics* (Pharmaceuticals)	3,969	62,671
Neogen Corp.* (Health Care Equipment & Supplies)	2,337	101,800
NetScout Systems, Inc.* (Communications Equipment)	1,602	46,074
Neurocrine Biosciences, Inc.* (Biotechnology)	2,059	191,919
New Jersey Resources Corp. (Gas Utilities)	2,096	80,738
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	10,124	119,260
NewMarket Corp. (Chemicals)	159	50,230
Nordson Corp. (Machinery)	1,175	265,702
Nordstrom, Inc.* (Multiline Retail)	2,369	78,414
NorthWestern Corp. (Multi-Utilities)	1,102	68,313

See accompanying notes to the financial statements.

200 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Nu Skin Enterprises, Inc.—Class A (Personal Products)	1,089	$58,468
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,124	71,880
nVent Electric PLC (Electrical Equipment)	3,649	115,345
OGE Energy Corp. (Electric Utilities)	4,356	147,014
Old Republic International Corp. (Insurance)	6,170	152,152
Olin Corp. (Chemicals)	3,118	146,639
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,236	115,072
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	5,124	185,899
ONE Gas, Inc. (Gas Utilities)	1,159	85,511
Oshkosh Corp. (Machinery)	1,494	178,608
Owens Corning (Building Products)	2,274	218,668
PacWest Bancorp (Banks)	2,544	101,302
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	720	82,166
Park Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	5,148	95,238
Patterson Cos., Inc. (Health Care Providers & Services)	1,894	58,960
Paylocity Holding Corp.* (Software)	818	169,702
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	2,860	64,321
Penumbra, Inc.* (Health Care Equipment & Supplies)	739	196,744
Physicians Realty Trust (Equity Real Estate Investment Trusts)	4,690	88,876
Pilgrim's Pride Corp.* (Food Products)	1,062	23,523
Pinnacle Financial Partners, Inc. (Banks)	1,657	148,484
PNM Resources, Inc. (Electric Utilities)	1,868	90,280
Polaris, Inc. (Leisure Products)	1,252	164,100
Post Holdings, Inc.* (Food Products)	1,287	131,712
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	1,460	75,832
Primerica, Inc. (Insurance)	859	125,603
PROG Holdings, Inc.* (Consumer Finance)	1,467	64,211
Progyny, Inc.* (Health Care Providers & Services)	809	45,053
Prosperity Bancshares, Inc. (Banks)	2,021	137,812
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	438	67,307
Qualys, Inc.* (Software)	733	74,443
Quidel Corp.* (Health Care Equipment & Supplies)	843	119,259
R1 RCM, Inc.* (Health Care Providers & Services)	3,009	64,423
Rayonier, Inc. (Equity Real Estate Investment Trusts)	3,025	114,073
Regal Beloit Corp. (Electrical Equipment)	884	130,151
Reinsurance Group of America, Inc. (Insurance)	1,481	163,177
Reliance Steel & Aluminum Co. (Metals & Mining)	1,386	217,810
RenaissanceRe Holdings, Ltd. (Insurance)	1,079	164,753
Repligen Corp.* (Biotechnology)	1,111	272,972
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	2,918	179,515
RH* (Specialty Retail)	366	243,053
RLI Corp. (Insurance)	867	93,965
Royal Gold, Inc. (Metals & Mining)	1,428	173,531
RPM International, Inc. (Chemicals)	2,818	244,010
Ryder System, Inc. (Road & Rail)	1,173	89,324
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	4,700	87,373
Sabre Corp.* (IT Services)	6,948	81,917
Sailpoint Technologies Holding, Inc.* (Software)	2,009	100,430
Sanderson Farms, Inc. (Food Products)	433	80,902
Science Applications International Corp. (IT Services)	1,263	110,260
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	1,235	76,212
SEI Investments Co. (Capital Markets)	2,580	156,864
Selective Insurance Group, Inc. (Insurance)	1,305	106,162
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,413	87,479
Sensient Technologies Corp. (Chemicals)	920	80,206
Service Corp. International (Diversified Consumer Services)	3,660	228,712
Signature Bank (Banks)	1,255	284,848
Silgan Holdings, Inc. (Containers & Packaging)	1,707	69,168
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	973	144,967
Simpson Manufacturing Co., Inc. (Building Products)	945	106,294
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,654	68,724
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	2,920	156,746
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	1,509	112,360
SLM Corp. (Consumer Finance)	7,029	132,356
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,131	293,472
Sonoco Products Co. (Containers & Packaging)	2,191	139,764
Southwest Gas Holdings, Inc. (Gas Utilities)	1,263	88,322
Spire, Inc. (Gas Utilities)	1,125	79,819
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	2,502	125,650
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,572	63,220
STAAR Surgical Co.* (Health Care Equipment & Supplies)	1,021	130,606
Steel Dynamics, Inc. (Metals & Mining)	4,366	281,388
Stericycle, Inc.* (Commercial Services & Supplies)	1,997	140,888
Sterling Bancorp (Banks)	4,192	91,008
Stifel Financial Corp. (Capital Markets)	2,289	152,310
STORE Capital Corp. (Equity Real Estate Investment Trusts)	5,298	191,735
Strategic Education, Inc. (Diversified Consumer Services)	537	42,579
Sunrun, Inc.* (Electrical Equipment)	3,507	185,766
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	766	116,371
Syneos Health, Inc.* (Life Sciences Tools & Services)	2,204	197,633

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 201

Common Stocks, continued

	Shares	Value
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	903	$107,945
Synovus Financial Corp. (Banks)	3,234	132,271
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	4,977	209,580
Taylor Morrison Home Corp.* (Household Durables)	2,808	75,311
TEGNA, Inc. (Media)	4,804	85,127
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	2,167	48,432
Tempur Sealy International, Inc. (Household Durables)	3,986	172,473
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,323	166,884
Teradata Corp.* (IT Services)	2,385	118,439
Terex Corp. (Machinery)	1,518	72,743
Tetra Tech, Inc. (Commercial Services & Supplies)	1,178	157,287
Texas Capital Bancshares, Inc.* (Banks)	1,100	69,278
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	1,427	131,527
The Boston Beer Co., Inc.*—Class A (Beverages)	202	143,420
The Brink's Co. (Commercial Services & Supplies)	1,082	83,271
The Chemours Co. (Chemicals)	3,603	119,800
The Goodyear Tire & Rubber Co.* (Auto Components)	6,074	95,423
The Hain Celestial Group, Inc.* (Food Products)	1,781	71,080
The Hanover Insurance Group, Inc. (Insurance)	781	106,138
The Macerich Co. (Equity Real Estate Investment Trusts)	3,641	59,348
The Middleby Corp.* (Machinery)	1,210	231,703
The New York Times Co.—Class A (Media)	3,161	138,389
The Scotts Miracle-Gro Co.—Class A (Chemicals)	884	156,432
The Timken Co. (Machinery)	1,488	118,296
The Toro Co. (Machinery)	2,330	265,014
The Wendy's Co. (Hotels, Restaurants & Leisure)	3,854	89,451
Thor Industries, Inc. (Automobiles)	1,204	142,506
Toll Brothers, Inc. (Household Durables)	2,443	144,797
Tootsie Roll Industries, Inc. (Food Products)	382	13,137
TopBuild Corp.* (Household Durables)	720	145,937
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	1,876	97,177
TreeHouse Foods, Inc.* (Food Products)	1,224	54,346
Trex Co., Inc.* (Building Products)	2,511	243,818
Tri Pointe Homes, Inc.* (Household Durables)	2,578	62,181
Trinity Industries, Inc. (Machinery)	1,761	47,741
TripAdvisor, Inc.* (Interactive Media & Services)	2,134	80,986
Trustmark Corp. (Banks)	1,381	41,458
UGI Corp. (Gas Utilities)	4,544	208,978
UMB Financial Corp. (Banks)	946	88,546
Umpqua Holdings Corp. (Banks)	4,801	90,595
United Bankshares, Inc. (Banks)	2,920	100,857
United States Steel Corp. (Metals & Mining)	5,870	155,438
United Therapeutics Corp.* (Biotechnology)	974	177,200
Univar Solutions, Inc.* (Trading Companies & Distributors)	3,691	90,577
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	934	219,014
Urban Edge Properties (Equity Real Estate Investment Trusts)	2,394	45,486
Urban Outfitters, Inc.* (Specialty Retail)	1,495	55,584
Valley National Bancorp (Banks)	8,834	113,870
Valmont Industries, Inc. (Construction & Engineering)	462	109,471
Valvoline, Inc. (Chemicals)	3,941	120,910
ViaSat, Inc.* (Communications Equipment)	1,481	73,517
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,889	63,934
Visteon Corp.* (Auto Components)	608	69,342
Vontier Corp. (Electronic Equipment, Instruments & Components)	3,674	118,854
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,577	50,890
Watsco, Inc. (Trading Companies & Distributors)	717	202,510
Webster Financial Corp. (Banks)	1,968	94,661
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	2,612	84,080
Werner Enterprises, Inc. (Road & Rail)	1,242	56,772
WEX, Inc.* (IT Services)	973	184,607
Williams-Sonoma, Inc. (Specialty Retail)	1,659	251,670
Wingstop, Inc. (Hotels, Restaurants & Leisure)	648	111,009
Wintrust Financial Corp. (Banks)	1,242	88,679
Woodward, Inc. (Machinery)	1,276	155,111
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,377	47,451
World Wrestling Entertainment, Inc.—Class A (Entertainment)	984	48,589
Worthington Industries, Inc. (Metals & Mining)	763	48,809
WW International, Inc.* (Diversified Consumer Services)	1,044	32,093
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	2,031	146,353
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	3,510	84,696
XPO Logistics, Inc.* (Air Freight & Logistics)	2,212	306,782
Yelp, Inc.* (Interactive Media & Services)	1,523	56,960
YETI Holdings, Inc.* (Leisure Products)	1,633	157,307
TOTAL COMMON STOCKS (Cost $35,959,010)		51,127,600

See accompanying notes to the financial statements.

202 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Repurchase Agreements(a)(b) (14.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $9,394,000	$9,394,000	$9,394,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,394,000)		9,394,000
TOTAL INVESTMENT SECURITIES (Cost $45,353,010)—96.2%		60,521,600
Net other assets (liabilities)—3.8%		2,359,550
NET ASSETS—100.0%		$62,881,150

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $8,481,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	50	9/20/21	$13,493,500	$(126,217)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/27/21	0.54%	$12,148,671	$178,597
SPDR S&P MidCap 400 ETF	Goldman Sachs International	8/27/21	0.29%	7,277,420	114,827
				$19,426,091	$293,424
S&P MidCap 400	UBS AG	8/27/21	0.44%	$36,218,823	$572,332
SPDR S&P MidCap 400 ETF	UBS AG	8/27/21	0.39%	5,125,400	54,171
				$41,344,223	$626,503
				$60,770,314	$919,927

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 203

UltraMid-Cap ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$546,995	0.9%
Air Freight & Logistics	306,782	0.5%
Airlines	101,947	0.2%
Auto Components	862,228	1.4%
Automobiles	274,995	0.4%
Banks	3,342,307	5.3%
Beverages	143,420	0.2%
Biotechnology	1,140,487	1.8%
Building Products	1,016,129	1.6%
Capital Markets	1,195,225	1.9%
Chemicals	1,316,667	2.1%
Commercial Services & Supplies	949,305	1.5%
Communications Equipment	454,532	0.7%
Construction & Engineering	671,425	1.1%
Construction Materials	130,438	0.2%
Consumer Finance	347,133	0.5%
Containers & Packaging	428,265	0.7%
Diversified Consumer Services	551,956	0.9%
Diversified Financial Services	144,509	0.2%
Diversified Telecommunication Services	107,982	0.2%
Electric Utilities	536,044	0.9%
Electrical Equipment	896,252	1.4%
Electronic Equipment, Instruments & Components	1,699,872	2.7%
Energy Equipment & Services	94,703	0.1%
Entertainment	85,349	0.1%
Equity Real Estate Investment Trusts	4,882,364	7.8%
Food & Staples Retailing	436,152	0.7%
Food Products	933,264	1.5%
Gas Utilities	645,456	1.0%
Health Care Equipment & Supplies	1,770,354	2.8%
Health Care Providers & Services	1,616,221	2.6%
Hotels, Restaurants & Leisure	1,378,650	2.2%
Household Durables	801,845	1.3%
Household Products	54,248	0.1%
Industrial Conglomerates	229,745	0.4%
Insurance	2,091,749	3.3%
Interactive Media & Services	137,946	0.2%
IT Services	1,368,060	2.2%
Leisure Products	743,423	1.2%
Life Sciences Tools & Services	711,700	1.1%
Machinery	2,754,404	4.4%
Marine	75,746	0.1%
Media	502,022	0.8%
Metals & Mining	1,263,780	2.0%
Multiline Retail	366,206	0.6%
Multi-Utilities	299,661	0.5%
Oil, Gas & Consumable Fuels	958,315	1.5%
Paper & Forest Products	123,299	0.2%
Personal Products	112,341	0.2%
Pharmaceuticals	284,233	0.4%
Professional Services	443,968	0.7%
Real Estate Management & Development	248,611	0.4%
Road & Rail	503,252	0.8%
Semiconductors & Semiconductor Equipment	2,007,575	3.2%
Software	2,066,087	3.3%
Specialty Retail	1,644,529	2.6%
Technology Hardware, Storage & Peripherals	211,148	0.3%
Textiles, Apparel & Luxury Goods	943,430	1.5%
Thrifts & Mortgage Finance	430,358	0.7%
Trading Companies & Distributors	455,159	0.7%
Water Utilities	238,920	0.4%
Wireless Telecommunication Services	48,432	0.1%
Other**	11,753,550	18.7%
Total	$62,881,150	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

204 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (76.0%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	46,757	$3,909,820
Adobe, Inc.* (Software)	28,763	17,879,944
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	73,121	7,764,719
Align Technology, Inc.* (Health Care Equipment & Supplies)	4,762	3,313,400
Alphabet, Inc.*—Class A (Interactive Media & Services)	11,893	32,046,045
Alphabet, Inc.*—Class C (Interactive Media & Services)	12,795	34,603,054
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	19,942	66,358,800
American Electric Power Co., Inc. (Electric Utilities)	30,072	2,649,945
Amgen, Inc. (Biotechnology)	34,573	8,350,762
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	22,194	3,715,719
ANSYS, Inc.* (Software)	5,244	1,932,204
Apple, Inc. (Technology Hardware, Storage & Peripherals)	659,887	96,251,118
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	54,990	7,694,751
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	4,782	3,666,551
Atlassian Corp. PLC*—Class A (Software)	8,140	2,646,477
Autodesk, Inc.* (Software)	13,242	4,252,403
Automatic Data Processing, Inc. (IT Services)	25,604	5,367,366
Baidu, Inc.*ADR (Interactive Media & Services)	15,591	2,557,080
Biogen, Inc.* (Biotechnology)	9,059	2,959,847
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	2,471	5,382,480
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	24,569	11,925,793
Cadence Design Systems, Inc.* (Software)	16,745	2,472,399
CDW Corp. (Electronic Equipment, Instruments & Components)	8,437	1,546,924
Cerner Corp. (Health Care Technology)	18,131	1,457,551
Charter Communications, Inc.*—Class A (Media)	11,357	8,450,176
Check Point Software Technologies, Ltd.* (Software)	8,140	1,034,594
Cintas Corp. (Commercial Services & Supplies)	6,322	2,492,006
Cisco Systems, Inc. (Communications Equipment)	253,586	14,041,057
Cognizant Technology Solutions Corp.—Class A (IT Services)	31,735	2,333,475
Comcast Corp.—Class A (Media)	275,889	16,230,550
Copart, Inc.* (Commercial Services & Supplies)	14,236	2,092,692
Costco Wholesale Corp. (Food & Staples Retailing)	26,629	11,443,014
CSX Corp. (Road & Rail)	136,750	4,419,760
DexCom, Inc.* (Health Care Equipment & Supplies)	5,819	2,999,753
DocuSign, Inc.* (Software)	11,701	3,487,366
Dollar Tree, Inc.* (Multiline Retail)	13,958	1,392,869
eBay, Inc. (Internet & Direct Marketing Retail)	40,994	2,796,201
Electronic Arts, Inc. (Entertainment)	17,221	2,479,135
Exelon Corp. (Electric Utilities)	58,801	2,751,886
Facebook, Inc.*—Class A (Interactive Media & Services)	94,737	33,754,793
Fastenal Co. (Trading Companies & Distributors)	34,568	1,893,289
Fiserv, Inc.* (IT Services)	40,123	4,618,559
Fox Corp.—Class A (Media)	19,673	701,539
Fox Corp.—Class B (Media)	15,240	506,578
Gilead Sciences, Inc. (Biotechnology)	75,458	5,153,027
Honeywell International, Inc. (Industrial Conglomerates)	41,438	9,687,790
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	5,132	3,482,216
Illumina, Inc.* (Life Sciences Tools & Services)	8,786	4,355,660
Incyte Corp.* (Biotechnology)	13,233	1,023,573
Intel Corp. (Semiconductors & Semiconductor Equipment)	242,983	13,053,047
Intuit, Inc. (Software)	16,443	8,714,297
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	7,126	7,065,143
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	48,491	3,437,042
Keurig Dr Pepper, Inc. (Beverages)	85,290	3,003,061
KLA Corp. (Semiconductors & Semiconductor Equipment)	9,224	3,211,428
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	8,582	5,470,253
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	7,530	3,013,280
Marriott International, Inc.*—Class A (Hotels, Restaurants & Leisure)	19,595	2,860,478
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	49,299	2,983,082
Match Group, Inc.* (Interactive Media & Services)	16,264	2,590,367
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	16,149	1,613,447
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	3,000	4,706,100
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	16,460	2,355,755
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	67,480	5,235,098
Microsoft Corp. (Software)	297,825	84,853,320
Moderna, Inc.* (Biotechnology)	24,148	8,538,732
Mondelez International, Inc.—Class A (Food Products)	84,540	5,348,000
Monster Beverage Corp.* (Beverages)	31,805	2,999,848
NetEase, Inc.ADR (Entertainment)	18,131	1,853,170
Netflix, Inc.* (Entertainment)	26,681	13,809,285
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	149,933	29,235,435

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 205

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	16,592	$3,424,423
Okta, Inc.* (IT Services)	7,525	1,864,620
O'Reilly Automotive, Inc.* (Specialty Retail)	4,198	2,534,920
PACCAR, Inc. (Machinery)	20,897	1,734,242
Paychex, Inc. (IT Services)	21,685	2,468,187
PayPal Holdings, Inc.* (IT Services)	70,690	19,477,215
Peloton Interactive, Inc.*—Class A (Leisure Products)	16,155	1,907,098
PepsiCo, Inc. (Beverages)	83,138	13,048,509
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	22,766	2,085,593
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	67,876	10,167,825
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	6,300	3,620,043
Ross Stores, Inc. (Specialty Retail)	21,462	2,633,173
Seagen, Inc.* (Biotechnology)	10,921	1,675,172
Sirius XM Holdings, Inc.(a) (Media)	246,160	1,592,655
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	9,934	1,832,922
Splunk, Inc.* (Software)	9,862	1,400,207
Starbucks Corp. (Hotels, Restaurants & Leisure)	70,902	8,609,630
Synopsys, Inc.* (Software)	9,184	2,644,900
Tesla, Inc.* (Automobiles)	47,149	32,400,793
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	55,569	10,592,563
The Kraft Heinz Co. (Food Products)	73,602	2,831,469
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	75,029	10,805,677
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	31,703	822,059
VeriSign, Inc.* (IT Services)	6,778	1,466,556
Verisk Analytics, Inc.—Class A (Professional Services)	9,753	1,852,485
Vertex Pharmaceuticals, Inc.* (Biotechnology)	15,577	3,140,012
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	52,014	2,452,460
Workday, Inc.*—Class A (Software)	11,374	2,666,066
Xcel Energy, Inc. (Electric Utilities)	32,396	2,211,027
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	14,793	2,216,583
Zoom Video Communications, Inc.*—Class A (Software)	14,217	5,375,448
TOTAL COMMON STOCKS (Cost $406,462,562)		851,830,910

U.S. Treasury Obligation (4.5%)

	Principal Amount	Value
U.S. Treasury Bill, 0.04%+, 10/14/21	$50,000,000	$49,995,478
TOTAL U.S. TREASURY OBLIGATION (Cost $49,998,972)		49,995,478

Repurchase Agreements(b)(c) (15.2%)
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $170,324,000	170,324,000	170,324,000
TOTAL REPURCHASE AGREEMENTS (Cost $170,324,000)		170,324,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	115,500	$115,500
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $115,500)		115,500
TOTAL INVESTMENT SECURITIES (Cost $626,901,034)—95.7%		1,072,265,888
Net other assets (liabilities)—4.3%		48,004,597
NET ASSETS—100.0%		$1,120,270,485

*	Non-income producing security.
+	Reflects the effective yield or interest rate in effect at July 31, 2021.
(a)	All or part of this security was on loan as of July 31, 2021. The total value of securities on loan as of July 31, 2021 was $106,755.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $114,819,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2021.
NYS	New York Shares
ADR	American Depositary Receipt
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

206 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	9/20/21	$299,115	$23,081

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	8/27/21	0.44%	$240,586,180	$409,367
Nasdaq-100 Index	Goldman Sachs International	8/27/21	0.64%	540,163,841	192,811
				$780,750,021	$602,178
Invesco QQQ Trust, Series 1 ETF	UBS AG	8/27/21	0.49%	$78,316,551	$26,829
Nasdaq-100 Index	UBS AG	8/27/21	0.89%	524,419,295	85,728
				$602,735,846	$112,557
				$1,383,485,867	$714,735

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Automobiles	$32,400,793	2.9%
Beverages	19,051,418	1.7%
Biotechnology	34,461,169	3.1%
Commercial Services & Supplies	4,584,698	0.4%
Communications Equipment	14,041,057	1.3%
Electric Utilities	7,612,858	0.7%
Electronic Equipment, Instruments & Components	1,546,924	0.1%
Entertainment	22,051,410	2.0%
Food & Staples Retailing	13,895,474	1.2%
Food Products	8,179,469	0.7%
Health Care Equipment & Supplies	16,860,512	1.5%
Health Care Technology	1,457,551	0.1%
Hotels, Restaurants & Leisure	11,470,108	1.0%
Industrial Conglomerates	9,687,790	0.9%
Interactive Media & Services	105,551,339	9.4%
Internet & Direct Marketing Retail	85,588,275	7.6%
IT Services	37,595,978	3.4%
Leisure Products	1,907,098	0.2%
Life Sciences Tools & Services	4,355,659	0.4%
Machinery	1,734,242	0.2%
Media	27,481,498	2.4%
Multiline Retail	1,392,869	0.1%
Professional Services	1,852,485	0.2%
Road & Rail	4,419,760	0.4%
Semiconductors & Semiconductor Equipment	126,159,394	11.2%
Software	139,359,625	12.3%
Specialty Retail	5,168,093	0.5%
Technology Hardware, Storage & Peripherals	96,251,118	8.6%
Textiles, Apparel & Luxury Goods	3,013,280	0.3%
Trading Companies & Distributors	1,893,289	0.2%
Wireless Telecommunication Services	10,805,677	1.0%
Other**	268,439,575	24.0%
Total	$1,120,270,485	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: UltraShort China ProFund :: 207

Repurchase Agreements(a)(b) (99.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $2,338,000	$2,338,000	$2,338,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,338,000)		2,338,000
TOTAL INVESTMENT SECURITIES (Cost $2,338,000)—99.6%		2,338,000
Net other assets (liabilities)—0.4%		8,894
NET ASSETS—100.0%		$2,346,894

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $583,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	8/27/21	0.91%	$(1,374,733)	$(85,987)
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	8/27/21	1.16%	(3,319,689)	(312,677)
				$(4,694,422)	$(398,664)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

208 :: UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Repurchase Agreements(a)(b) (113.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $3,446,000	$3,446,000	$3,446,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,446,000)		3,446,000
TOTAL INVESTMENT SECURITIES (Cost $3,446,000)—113.9%		3,446,000
Net other assets (liabilities)—(13.9)%		(419,422)
NET ASSETS—100.0%		$3,026,578

(a)       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $929,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	1	9/20/21	$(174,160)	$(1,782)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	8/27/21	(0.29)%	$(3,982,644)	$14,989
Dow Jones Industrial Average	UBS AG	8/27/21	(0.29)%	(1,885,188)	6,650
				$(5,867,832)	$21,639

(1)       Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)       Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: UltraShort Emerging Markets ProFund :: 209

Repurchase Agreements(a)(b) (205.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $1,218,000	$1,218,000	$1,218,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,218,000)		1,218,000
TOTAL INVESTMENT SECURITIES (Cost $1,218,000)—205.3%		1,218,000
Net other assets (liabilities)—(105.3)%(c)		(624,751)
NET ASSETS—100.0%		$593,249

(a)       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $186,000.

(c)        Amount includes $583,966 of net capital share redemptions.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	8/27/21	0.41%	$(605,121)	$(16,141)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	8/27/21	0.41%	(539,874)	(39,496)
				$(1,144,995)	$(55,637)

(1)       Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)       Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

210 :: UltraShort International ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Repurchase Agreements(a)(b) (92.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $1,520,000	$1,520,000	$1,520,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,520,000)		1,520,000
TOTAL INVESTMENT SECURITIES (Cost $1,520,000)—92.9%		1,520,000
Net other assets (liabilities)—7.1%		116,645
NET ASSETS—100.0%		$1,636,645

(a)       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $182,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	8/27/21	0.31%	$(828,755)	$(4,751)
MSCI EAFE Index	UBS AG	8/27/21	0.21%	(2,440,504)	(13,272)
				$(3,269,259)	$(18,023)

(1)       Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)       Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: UltraShort Japan ProFund :: 211

Repurchase Agreements(a) (84.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $221,000	$221,000	$221,000
TOTAL REPURCHASE AGREEMENTS (Cost $221,000)		221,000
TOTAL INVESTMENT SECURITIES (Cost $221,000)—84.4%		221,000
Net other assets (liabilities)—15.6%		40,900
NET ASSETS—100.0%		$261,900

(a)       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	3	9/10/21	$(412,050)	$23,342

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	8/27/21	(0.29)%	$(113,654)	$580

(1)       Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

212 :: UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Repurchase Agreements(a)(b) (130.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $1,059,000	$1,059,000	$1,059,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,059,000)		1,059,000
TOTAL INVESTMENT SECURITIES (Cost $1,059,000)—130.4%		1,059,000
Net other assets (liabilities)—(30.4)%		(246,768)
NET ASSETS—100.0%		$812,232

(a)       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $163,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	8/27/21	0.51%	$(116,650)	$1,670
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	8/27/21	0.41%	(1,501,496)	23,148
				$(1,618,146)	$24,818

(1)       Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)       Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: UltraShort Mid-Cap ProFund :: 213

Repurchase Agreements(a)(b) (126.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $1,854,000	$1,854,000	$1,854,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,854,000)		1,854,000
TOTAL INVESTMENT SECURITIES (Cost $1,854,000)—126.7%		1,854,000
Net other assets (liabilities)—(26.7)%		(390,905)
NET ASSETS—100.0%		$1,463,095

(a)       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $615,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	9/20/21	$(269,870)	$4,438

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/27/21	(0.14)%	$(1,562,721)	$(35,050)
S&P MidCap 400	UBS AG	8/27/21	(0.09)%	(1,100,394)	(22,082)
				$(2,663,115)	$(57,132)

(1)       Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)          Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

214 :: UltraShort Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Repurchase Agreements(a)(b) (115.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $10,912,000	$10,912,000	$10,912,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,912,000)		10,912,000
TOTAL INVESTMENT SECURITIES (Cost $10,912,000)—115.3%		10,912,000
Net other assets (liabilities)—(15.3)%		(1,446,701)
NET ASSETS—100.0%		$9,465,299

(a)       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $2,450,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	9/20/21	$(299,115)	$(23,085)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/27/21	(0.39)%	$(13,269,431)	$6,356
Nasdaq-100 Index	UBS AG	8/27/21	(0.24)%	(5,355,644)	(1,166)
				$(18,625,075)	$5,190

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: UltraShort Small-Cap ProFund :: 215

Repurchase Agreements(a)(b) (108.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $9,344,000	$9,344,000	$9,344,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,344,000)		9,344,000
TOTAL INVESTMENT SECURITIES (Cost $9,344,000)—108.8%		9,344,000
Net other assets (liabilities)—(8.8)%		(754,968)
NET ASSETS—100.0%		$8,589,032

(a)       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $1,212,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	4	9/20/21	$(444,320)	$23,394

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/21	0.16%	$(5,160,447)	$(82,271)
Russell 2000 Index	UBS AG	8/27/21	0.41%	(11,576,500)	(240,171)
				$(16,736,947)	$(322,442)

(1)       Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)       Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

216 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (56.4%)

	Percentage of Net Assets	Shares	Value
AMC Entertainment Holdings, Inc.—Class A* (Entertainment)	0.3%	7,997	$296,049
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)*	0.1%	1,990	137,886
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	0.1%	1,061	133,696
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	0.1%	2,692	136,322
Blackline, Inc.* (Software)	0.1%	1,053	120,453
Bridgebio Pharma, Inc.* (Biotechnology)	0.1%	2,113	112,939
Chart Industries, Inc.* (Machinery)	0.1%	717	111,458
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	0.2%	1,268	172,208
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	0.1%	781	137,629
EMCOR Group, Inc. (Construction & Engineering)	0.1%	1,062	129,361
Exponent, Inc. (Professional Services)	0.1%	1,020	109,232
Fate Therapeutics, Inc.* (Biotechnology)	0.1%	1,574	130,326
First Financial Bankshares, Inc. (Banks)	0.1%	2,550	124,541
Fox Factory Holding Corp.* (Auto Components)	0.1%	830	134,078
Halozyme Therapeutics, Inc.* (Biotechnology)	0.1%	2,767	114,359
HealthEquity, Inc.* (Health Care Providers & Services)	0.1%	1,606	118,811
Helen of Troy, Ltd.* (Household Durables)	0.1%	480	107,226
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	0.1%	2,054	143,389
Intellia Therapeutics, Inc.* (Biotechnology)	0.2%	1,330	188,660
Invitae Corp.* (Biotechnology)	0.1%	3,934	110,112
j2 Global, Inc.* (Software)	0.1%	853	120,503
KBR, Inc. (IT Services)	0.1%	2,777	107,469
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	0.1%	2,665	151,238
LHC Group, Inc.* (Health Care Providers & Services)	0.1%	600	129,107
MAXIMUS, Inc. (IT Services)	0.1%	1,204	107,155
Omnicell, Inc.* (Health Care Technology)	0.1%	845	123,793
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	0.1%	5,147	132,072
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	0.1%	3,818	122,748
Performance Food Group Co.* (Food & Staples Retailing)	0.1%	2,591	118,719
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	1,186	115,029
Q2 Holdings, Inc.* (Software)	0.1%	1,074	110,955
Rapid7, Inc.* (Software)	0.1%	1,079	122,736
RBC Bearings, Inc.* (Machinery)	0.1%	486	114,210
Redfin Corp.* (Real Estate Management & Development)	0.1%	1,998	117,023
Rexnord Corp. (Machinery)	0.1%	2,356	132,714
Saia, Inc.* (Road & Rail)	0.1%	521	117,745
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	0.1%	1,888	116,509
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	0.1%	663	120,665
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	872	129,918
STAAR Surgical Co.* (Health Care Equipment & Supplies)	0.1%	923	118,070
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	0.1%	3,160	130,572
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	0.1%	349	114,039
Tenet Healthcare Corp.* (Health Care Providers & Services)	0.1%	2,085	149,785
Tetra Tech, Inc. (Commercial Services & Supplies)	0.1%	1,059	141,399
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	0.1%	1,375	126,735
Twist Bioscience Corp.* (Biotechnology)	0.1%	927	114,066
Upwork, Inc.* (Professional Services)	0.1%	2,290	118,598
Varonis Systems, Inc.* (Software)	0.1%	2,080	127,296
Workiva, Inc.* (Software)	0.1%	825	107,060
Other Common Stocks	50.2%	2,074,396	50,793,331
TOTAL COMMON STOCKS (Cost $43,759,972)			57,119,994

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

See accompanying notes to the financial statements.

July 31, 2021 :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 217

Contingent Escrow Shares (0.0%)

	Shares	Value
Wright Medical Group, Inc.+*(a) (Health Care Equipment & Supplies)	1,354	$—
TOTAL CONTINGENT ESCROW SHARES (Cost $—)		—

Repurchase Agreements(b)(c) (37.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $37,694,000	$37,694,000	$37,694,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,694,000)		37,694,000
TOTAL INVESTMENT SECURITIES (Cost $81,453,972)—93.7%		94,813,994
Net other assets (liabilities)—6.3%		6,327,510
NET ASSETS—100.0%		$101,141,504

*              Non-income producing security.

+          These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2021, these securities represented 0.00% of the net assets of the Fund.

(a)       On November 12, 2020, Stryker Corp. acquired Wright Medical Group. As part of the acquisition, $1.85 per acquired share was allocated 1:1 to Escrow Shares, contingent on whether the $1.85 per share is determined to be payable as a withholding of taxes due to the Dutch Government; otherwise, the value of the Escrow Shares will be remitted to pre-acquisition shareholders of Wright Medical Group.

(b)       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2021, the aggregate amount held in a segregated account was $17,091,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	20	9/20/21	$2,221,600	$15,565

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	8/27/21	0.14%	$43,569,144	$581,911
Russell 2000 Index	Goldman Sachs International	8/27/21	0.34%	48,935,201	707,563
				$92,504,345	$1,289,474
iShares Russell 2000 ETF	UBS AG	8/27/21	(0.11)%	$8,867,509	$247,096
Russell 2000 Index	UBS AG	8/27/21	0.09%	41,535,146	839,221
				$50,402,655	$1,086,317
				$142,907,000	$2,375,791

(1)       Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)       Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

218 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2021

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$402,274	0.4%
Air Freight & Logistics	177,005	0.2%
Airlines	195,086	0.2%
Auto Components	787,396	0.8%
Automobiles	131,160	0.1%
Banks	4,353,486	4.3%
Beverages	200,249	0.2%
Biotechnology	5,415,343	5.3%
Building Products	690,166	0.7%
Capital Markets	902,674	0.9%
Chemicals	1,073,088	1.1%
Commercial Services & Supplies	1,041,854	1.0%
Communications Equipment	465,798	0.5%
Construction & Engineering	772,156	0.8%
Construction Materials	119,737	0.1%
Consumer Finance	447,487	0.4%
Containers & Packaging	136,639	0.1%
Distributors	48,607	NM
Diversified Consumer Services	349,260	0.3%
Diversified Financial Services	87,631	0.1%
Diversified Telecommunication Services	411,937	0.4%
Electric Utilities	339,708	0.3%
Electrical Equipment	555,424	0.5%
Electronic Equipment, Instruments & Components	1,264,746	1.2%
Energy Equipment & Services	461,097	0.5%
Entertainment	486,287	0.5%
Equity Real Estate Investment Trusts	3,655,341	3.6%
Food & Staples Retailing	499,258	0.5%
Food Products	580,762	0.6%
Gas Utilities	470,809	0.5%
Health Care Equipment & Supplies	2,083,773	2.1%
Health Care Providers & Services	1,768,827	1.7%
Health Care Technology	811,983	0.8%
Hotels, Restaurants & Leisure	1,259,615	1.2%
Household Durables	1,114,838	1.1%
Household Products	169,791	0.2%
Independent Power and Renewable Electricity Producers	191,095	0.2%
Industrial Conglomerates	40,775	NM
Insurance	1,122,952	1.1%
Interactive Media & Services	206,631	0.2%
Internet & Direct Marketing Retail	532,707	0.5%
IT Services	1,091,873	1.1%
Leisure Products	370,008	0.4%
Life Sciences Tools & Services	576,655	0.6%
Machinery	2,304,225	2.3%
Marine	89,435	0.1%
Media	663,858	0.7%
Metals & Mining	761,399	0.8%
Mortgage Real Estate Investment Trusts	730,638	0.7%
Multiline Retail	166,705	0.2%
Multi-Utilities	219,289	0.2%
Oil, Gas & Consumable Fuels	1,796,934	1.8%
Paper & Forest Products	168,124	0.2%
Personal Products	300,113	0.3%
Pharmaceuticals	947,570	0.9%
Professional Services	785,798	0.8%
Real Estate Management & Development	510,425	0.5%
Road & Rail	347,168	0.3%
Semiconductors & Semiconductor Equipment	1,665,239	1.6%
Software	3,541,678	3.5%
Specialty Retail	1,467,077	1.4%
Technology Hardware, Storage & Peripherals	167,885	0.2%
Textiles, Apparel & Luxury Goods	457,480	0.5%
Thrifts & Mortgage Finance	955,313	0.9%
Tobacco	87,129	0.1%
Trading Companies & Distributors	715,285	0.7%
Transportation Infrastructure	57,315	0.1%
Water Utilities	232,536	0.2%
Wireless Telecommunication Services	117,388	0.1%
Other**	44,021,510	43.6%
Total	$101,141,504	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: U.S. Government Plus ProFund :: 219

Repurchase Agreements(a)(b) (100.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $26,082,000	$26,082,000	$26,082,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,082,000)		26,082,000
TOTAL INVESTMENT SECURITIES (Cost $26,082,000)—100.2%		26,082,000
Net other assets (liabilities)—(0.2)%		(60,950)
NET ASSETS—100.0%		$26,021,050

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $170,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.375%, due 5/15/51	Citibank North America	8/16/21	0.15%	$31,595,027	$308,992
30-Year U.S. Treasury Bond, 2.375%, due 5/15/51	Societe' Generale	8/16/21	0.26%	776,836	5,713
				$32,371,863	$314,705

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

220 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (75.2%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	334	$23,487
Alliant Energy Corp. (Electric Utilities)	1,605	93,941
Ameren Corp. (Multi-Utilities)	1,639	137,545
American Electric Power Co., Inc. (Electric Utilities)	3,206	282,513
American Water Works Co., Inc. (Water Utilities)	1,165	198,178
Atmos Energy Corp. (Gas Utilities)	838	82,618
Avangrid, Inc. (Electric Utilities)	447	23,307
Avista Corp. (Multi-Utilities)	444	19,017
Black Hills Corp. (Multi-Utilities)	403	27,263
CenterPoint Energy, Inc. (Multi-Utilities)	3,724	94,813
CMS Energy Corp. (Multi-Utilities)	1,857	114,744
Consolidated Edison, Inc. (Multi-Utilities)	2,199	162,220
Dominion Energy, Inc. (Multi-Utilities)	5,174	387,378
DTE Energy Co. (Multi-Utilities)	1,243	145,829
Duke Energy Corp. (Electric Utilities)	4,935	518,717
Edison International (Electric Utilities)	2,435	132,708
Entergy Corp. (Electric Utilities)	1,287	132,458
Essential Utilities, Inc. (Water Utilities)	1,434	70,438
Evergy, Inc. (Electric Utilities)	1,471	95,939
Eversource Energy (Electric Utilities)	2,204	190,139
Exelon Corp. (Electric Utilities)	6,270	293,436
FirstEnergy Corp. (Electric Utilities)	3,489	133,698
Hawaiian Electric Industries, Inc. (Electric Utilities)	700	30,338
IDACORP, Inc. (Electric Utilities)	324	34,166
MDU Resources Group, Inc. (Multi-Utilities)	1,292	40,982
National Fuel Gas Co. (Gas Utilities)	586	30,138
New Jersey Resources Corp. (Gas Utilities)	617	23,767
NextEra Energy, Inc. (Electric Utilities)	12,584	980,293
NiSource, Inc. (Multi-Utilities)	2,517	62,346
NorthWestern Corp. (Multi-Utilities)	325	20,147
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	1,570	64,747
ONE Gas, Inc. (Gas Utilities)	341	25,159
PG&E Corp.* (Electric Utilities)	9,554	83,980
Pinnacle West Capital Corp. (Electric Utilities)	723	60,407
PNM Resources, Inc. (Electric Utilities)	551	26,630
Portland General Electric Co. (Electric Utilities)	574	28,069
PPL Corp. (Electric Utilities)	4,936	140,034
Public Service Enterprise Group, Inc. (Multi-Utilities)	3,241	201,687
Sempra Energy (Multi-Utilities)	2,022	264,174
Southwest Gas Holdings, Inc. (Gas Utilities)	373	26,084
Spire, Inc. (Gas Utilities)	332	23,555
The AES Corp. (Independent Power and Renewable Electricity Producers)	4,275	101,317
The Southern Co. (Electric Utilities)	6,792	433,804
UGI Corp. (Gas Utilities)	1,338	61,535
Vistra Corp. (Independent Power and Renewable Electricity Producers)	3,092	59,212
WEC Energy Group, Inc. (Multi-Utilities)	2,023	190,445
Xcel Energy, Inc. (Electric Utilities)	3,453	235,667
TOTAL COMMON STOCKS (Cost $2,881,385)		6,609,069

Repurchase Agreements(a)(b) (24.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $2,126,000	$2,126,000	$2,126,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,126,000)		2,126,000
TOTAL INVESTMENT SECURITIES (Cost $5,007,385)—99.4%		8,735,069
Net other assets (liabilities)—0.6%		50,776
NET ASSETS—100.0%		$8,785,845

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $1,259,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	8/23/21	0.59%	$3,134,034	$3,557
Dow Jones U.S. Utilities Index	UBS AG	8/23/21	0.44%	3,399,878	9,890
				$6,533,912	$13,447

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2021 :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 221

Utilities UltraSector ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Electric Utilities	$3,973,731	45.2%
Gas Utilities	272,856	3.1%
Independent Power and Renewable Electricity Producers	225,276	2.6%
Multi-Utilities	1,868,590	21.3%
Water Utilities	268,616	3.0%
Other**	2,176,776	24.8%
Total	$8,785,845	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

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Statements of
Assets and Liabilities

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July 31, 2021 :: Statements of Assets and Liabilities :: 225

	Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund
ASSETS:
Total Investment Securities, at cost	$119,000	$27,136,410
Securities, at value	—	11,259,832
Repurchase agreements, at value	119,000	15,896,000
Total Investment Securities, at value	119,000	27,155,832
Cash	600	15,895
Segregated cash balances for futures contracts with brokers	2,640	880
Segregated cash balances for credit default swap agreements with brokers	23,888	1,143,674
Receivable for capital shares issued	—	2,247
Receivable for closed swap agreements	6,013	—
Due from Advisor under a Receivables Agreement	293,281	—
Due from Advisor under an expense limitation agreement	3,188	—
Variation margin on futures contracts	—	164
Variation margin on credit default swap agreements	1,533	—
Prepaid expenses	6,547	9,758
TOTAL ASSETS	456,690	28,328,450
LIABILITIES:
Payable for investments purchased	—	11,240,410
Payable for capital shares redeemed	—	201,322
Variation margin on futures contracts	492	—
Variation margin on credit default swap agreements	—	48,646
Advisory fees payable	—	20,713
Management services fees payable	—	4,142
Administration fees payable	28	1,065
Distribution and services fees payable—Service Class	9	3,339
Transfer agency fees payable	41	2,034
Fund accounting fees payable	16	587
Compliance services fees payable	2	88
Service fees payable	2	64
Other accrued expenses	333	26,443
TOTAL LIABILITIES	923	11,548,853
NET ASSETS	$455,767	$16,779,597
NET ASSETS CONSIST OF:
Capital	$5,919,050	$16,081,419
Total distributable earnings (loss)	(5,463,283)	698,178
NET ASSETS	$455,767	$16,779,597
NET ASSETS:
Investor Class	$444,906	$13,252,278
Service Class	10,861	3,527,319
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	14,864	402,685
Service Class	423	108,418
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$29.93	$32.91
Service Class	25.68	32.53

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

226 :: Statements of Assets and Liabilities :: July 31, 2021

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$115,682,272	$7,893,541	$10,467,000	$90,426,456
Securities, at value(a)	91,668,805	8,813,352	—	131,940,179
Repurchase agreements, at value	28,761,000	2,070,000	10,467,000	43,181,000
Total Investment Securities, at value	120,429,805	10,883,352	10,467,000	175,121,179
Cash	379	601	14	591
Segregated cash balances for futures contracts with brokers	—	—	96,800	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Dividends and interest receivable	316,696	9,448	—	238,555
Receivable for investments sold	3,938,111	—	—	—
Receivable for capital shares issued	771,792	587,179	20,668	208,159
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized appreciation on swap agreements	1,018,457	238,243	9,174	—
Variation margin on futures contracts	—	—	8,920	—
Prepaid expenses	26,733	17,724	9,192	20,959
Receivable for tax reclaims	—	—	—	—
TOTAL ASSETS	126,501,973	11,736,547	10,611,768	175,589,443
LIABILITIES:
Cash overdraft	—	—	—	—
Reverse repurchase agreements, including accrued interest	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—
Payable for capital shares redeemed	2,703,607	10,780	118	724,324
Unrealized depreciation on swap agreements	—	—	—	911,568
Variation margin on futures contracts	—	—	—	—
Due to advisor for expenses paid in advance	—	—	—	—
Advisory fees payable	92,349	14,377	7,292	108,187
Management services fees payable	18,470	2,875	1,459	21,637
Administration fees payable	8,657	881	684	10,179
Distribution and services fees payable—Service Class	771	828	344	4,450
Transfer agency fees payable	8,632	1,310	849	10,359
Fund accounting fees payable	4,787	497	378	5,627
Compliance services fees payable	587	73	69	879
Service fees payable	519	53	41	610
Other accrued expenses	83,823	12,952	12,214	154,381
TOTAL LIABILITIES	2,922,202	44,626	23,448	1,952,201
NET ASSETS	$123,579,771	$11,691,921	$10,588,320	$173,637,242
NET ASSETS CONSIST OF:
Capital	$122,298,459	$6,994,647	$80,043,520	$56,341,080
Total distributable earnings (loss)	1,281,312	4,697,274	(69,455,200)	117,296,162
NET ASSETS	$123,579,771	$11,691,921	$10,588,320	$173,637,242
NET ASSETS:
Investor Class	$122,654,837	$10,709,226	$9,799,108	$168,279,505
Service Class	924,934	982,695	789,212	5,357,737
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	2,162,298	105,553	611,924	1,973,714
Service Class	17,789	11,091	54,189	86,607
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$56.72	$101.46	$16.01	$85.26
Service Class	51.99	88.60	14.56	61.86
(a) Includes securities on loan valued at:	$—	$—	$—	$—

*  Consolidated Statement of Assets and Liabilities

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2021 :: Statements of Assets and Liabilities :: 227

Bitcoin Strategy ProFund*	Bull ProFund	Communication Services UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Europe 30 ProFund

$354,931	$22,887,582	$9,492,723	$2,539,885	$48,506,495	$2,220,199
354,913	40,513,306	8,608,921	4,158,034	60,408,869	3,495,794
—	15,520,000	3,669,000	1,243,000	19,296,000	—
354,913	56,033,306	12,277,921	5,401,034	79,704,869	3,495,794
274,665	16,615	872	203	—	—
180,019	217,800	—	—	—	—
—	—	19	692	—	—
—	34,288	11,357	3,983	13,292	11,329
—	—	—	—	—	65,042
63,850	7,362,836	11,777	13,448	161,916	219,505
16,082	—	—	—	—	—
—	—	—	45,924	—	—
—	—	—	—	—	—
28,384	17,769	16,011	10,209	12,437	13,337
—	—	—	—	—	4,846
917,913	63,682,614	12,317,957	5,475,493	79,892,514	3,809,853

—	—	—	—	66	22,342
344,922	—	—	—	—	—
—	—	—	—	—	69,791
—	4,960	28,024	—	50,809	97,273
—	323,921	592,811	73,152	40,136	209,418
—	12,173	140,748	—	1,767,671	—
4,969	20,070	—	—	—	—
28,699	—	—	—	—	—
—	36,645	9,825	1,608	52,663	3,887
—	7,329	1,965	322	10,533	777
1	3,444	669	323	4,947	245
—	4,598	204	384	1,419	326
22	6,486	827	475	4,840	425
1	2,059	377	208	2,769	144
1	304	56	49	394	26
1	206	40	19	296	15
15,772	48,198	10,170	7,873	75,177	3,223
394,388	470,393	785,716	84,413	2,011,720	407,892
$523,525	$63,212,221	$11,532,241	$5,391,080	$77,880,794	$3,401,961

$528,624	$17,402,593	$7,311,746	$1,396,758	$37,558,844	$6,812,029
(5,099)	45,809,628	4,220,495	3,994,322	40,321,950	(3,410,068)
$523,525	$63,212,221	$11,532,241	$5,391,080	$77,880,794	$3,401,961

$523,525	$56,063,961	$11,326,797	$4,950,462	$76,287,081	$3,189,670
N/A	7,148,260	205,444	440,618	1,593,713	212,291

21,198	905,565	65,574	53,896	1,048,357	228,385
N/A	143,633	1,462	5,396	26,187	13,923

$24.70	$61.91	$172.73	$91.85	$72.77	$13.97
N/A	49.77	140.52	81.66	60.86	15.25
$—	$4,642	$26,225	$—	$47,547	$92,812

See accompanying notes to the financial statements.

228 :: Statements of Assets and Liabilities :: July 31, 2021

	Falling U.S. Dollar ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$1,270,000	$8,105,560	$31,046,514	$14,214,671
Securities, at value(a)	—	9,658,453	31,981,306	11,844,089
Repurchase agreements, at value	1,270,000	2,390,000	9,633,000	6,258,000
Total Investment Securities, at value	1,270,000	12,048,453	41,614,306	18,102,089
Cash	35	580	949	339
Segregated cash balances for swap agreements with custodian	901	792	723	—
Unrealized appreciation on forward currency contracts	7,327	—	—	—
Dividends receivable	—	13,953	27,471	5,591
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	2,683	91,229	264,122	1,800,181
Unrealized appreciation on swap agreements	—	47,678	99,844	—
Prepaid expenses	10,427	15,968	17,235	10,783
TOTAL ASSETS	1,291,373	12,218,653	42,024,650	19,918,983
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	—	—	—	3,796
Payable for capital shares redeemed	37,090	9,978	13,343	35,432
Unrealized depreciation on forward currency contracts	269	—	—	—
Unrealized depreciation on swap agreements	—	—	—	65,499
Advisory fees payable	2,274	10,320	15,204	25,387
Management services fees payable	455	2,064	3,041	5,078
Administration fees payable	77	970	1,431	937
Distribution and services fees payable—Service Class	2	568	1,008	380
Transfer agency fees payable	92	1,900	1,527	1,227
Fund accounting fees payable	42	608	829	577
Compliance services fees payable	19	148	107	96
Service fees payable	5	58	86	56
Other accrued expenses	8,820	17,161	21,607	14,441
TOTAL LIABILITIES	49,145	43,775	58,183	152,906
NET ASSETS	$1,242,228	$12,174,878	$41,966,467	$19,766,077
NET ASSETS CONSIST OF:
Capital	$3,863,602	$5,069,419	$32,369,366	$14,710,010
Total distributable earnings (loss)	(2,621,374)	7,105,459	9,597,101	5,056,067
NET ASSETS	$1,242,228	$12,174,878	$41,966,467	$19,766,077
NET ASSETS:
Investor Class	$1,239,889	$11,499,468	$40,753,145	$19,362,443
Service Class	2,339	675,410	1,213,322	403,634
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	76,391	348,587	384,432	317,156
Service Class	159	24,329	14,012	7,728
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$16.23	$32.99	$106.01	$61.05
Service Class	14.71	27.76	86.59	52.23
(a) Includes securities on loan valued at:	$—	$—	$—	$3,466

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2021 :: Statements of Assets and Liabilities :: 229

Internet UltraSector ProFund	Large-Cap Growth ProFund	Large-Cap Value ProFund	Mid-Cap Growth ProFund	Mid-Cap ProFund	Mid-Cap Value ProFund

$143,078,176	$20,294,500	$3,844,533	$2,386,428	$4,815,298	$3,619,177
180,097,179	32,842,184	6,191,624	4,501,432	6,220,099	5,520,120
65,635,000	—	—	—	770,000	—
245,732,179	32,842,184	6,191,624	4,501,432	6,990,099	5,520,120
597	—	—	—	788	—
—	—	—	—	—	—
—	—	—	—	—	—
—	8,887	8,741	753	2,638	3,835
—	—	260,075	388,265	—	—
1,196,606	1,948,904	147	115,549	155	—
—	—	—	—	13,346	—
25,458	22,752	20,929	21,342	22,350	20,696
246,954,840	34,822,727	6,481,516	5,027,341	7,029,376	5,544,651

—	17,882	4,427	33,206	—	25,550
—	1,750,951	—	115,096	—	—
—	—	1,643	—	—	—
339,030	131,690	270,111	361,256	—	4,702
—	—	—	—	—	—
7,268,068	—	—	—	—	—
155,617	15,063	3,846	3,028	4,644	2,303
31,123	3,013	769	606	929	461
14,608	1,416	361	285	436	382
12,444	1,281	1,729	942	685	547
16,078	1,877	1,428	540	752	688
8,067	857	336	229	366	307
1,229	88	79	31	52	42
875	85	22	17	26	23
202,036	22,755	7,407	10,873	6,851	4,748
8,049,175	1,946,958	292,158	526,109	14,741	39,753
$238,905,665	$32,875,769	$6,189,358	$4,501,232	$7,014,635	$5,504,898

$103,008,342	$8,070,868	$6,797,571	$(5,334,585)	$3,401,024	$3,878,149
135,897,323	24,804,901	(608,213)	9,835,817	3,613,611	1,626,749
$238,905,665	$32,875,769	$6,189,358	$4,501,232	$7,014,635	$5,504,898

$224,716,008	$31,409,217	$4,334,072	$3,719,134	$6,198,452	$4,855,888
14,189,657	1,466,552	1,855,286	782,098	816,183	649,010

2,816,517	215,070	51,389	28,970	54,943	50,627
250,495	12,417	25,126	7,516	9,008	8,388

$79.79	$146.04	$84.34	$128.38	$112.82	$95.91
56.65	118.11	73.84	104.06	90.61	77.37
$—	$—	$1,538	$—	$—	$—

See accompanying notes to the financial statements.

230 :: Statements of Assets and Liabilities :: July 31, 2021

	Nasdaq-100 ProFund	Oil & Gas UltraSector ProFund	Oil Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$106,827,712	$24,244,296	$10,659,684	$3,629,880
Securities, at value(a)	96,494,526	23,410,936	12,221,561	3,378,935
Repurchase agreements, at value	57,470,000	7,212,000	2,845,000	864,000
Total Investment Securities, at value	153,964,526	30,622,936	15,066,561	4,242,935
Cash	1,536	461	937	217
Segregated cash balances for futures contracts with brokers	35,200	—	—	—
Segregated cash balances for swap agreements with custodian	—	1	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	11,443	35,061	—	7,131
Receivable for capital shares issued	11,985,005	358,248	780,440	9,376
Receivable for closed forward currency contracts	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—
Unrealized appreciation on swap agreements	26,862	348,740	181,720	11,020
Prepaid expenses	23,356	18,473	17,737	16,673
TOTAL ASSETS	166,047,928	31,383,920	16,047,395	4,287,352
LIABILITIES:
Payable for collateral for securities loaned	—	—	—	—
Payable for capital shares redeemed	4,983,978	172,934	146,526	214
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	3,280	—	—	—
Advisory fees payable	92,381	22,640	18,117	2,361
Management services fees payable	19,796	4,528	3,623	472
Administration fees payable	9,304	2,117	1,688	242
Distribution and services fees payable—Service Class	7,265	1,357	500	265
Transfer agency fees payable	11,705	2,736	2,753	322
Fund accounting fees payable	5,163	1,178	939	148
Compliance services fees payable	672	192	219	22
Service fees payable	557	127	101	14
Other accrued expenses	128,589	27,901	22,430	3,922
TOTAL LIABILITIES	5,262,690	235,710	196,896	7,982
NET ASSETS	$160,785,238	$31,148,210	$15,850,499	$4,279,370
NET ASSETS CONSIST OF:
Capital	$73,973,819	$36,645,278	$37,370,474	$2,786,882
Total distributable earnings (loss)	86,811,419	(5,497,068)	(21,519,975)	1,492,488
NET ASSETS	$160,785,238	$31,148,210	$15,850,499	$4,279,370
NET ASSETS:
Investor Class	$153,312,727	$29,753,121	$15,229,336	$3,960,996
Service Class	7,472,511	1,395,089	621,163	318,374
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,101,355	1,537,676	247,750	129,603
Service Class	67,257	84,583	11,303	12,235
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$139.20	$19.35	$61.47	$30.56
Service Class	111.10	16.49	54.96	26.02
(a) Includes securities on loan valued at:	$—	$—	$—	$—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2021 :: Statements of Assets and Liabilities :: 231

Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund	Semiconductor UltraSector ProFund

$20,522,997	$31,793,949	$9,603,000	$1,961,000	$5,718,000	$39,815,331
25,994,031	27,707,662	—	—	—	63,448,947
8,265,000	7,932,000	9,603,000	1,961,000	5,718,000	21,354,000
34,259,031	35,639,662	9,603,000	1,961,000	5,718,000	84,802,947
411	666	78	223	475	931
—	—	—	—	—	—
—	—	—	—	—	643
—	—	—	—	2,649	—
153	11,442	—	—	—	27,206
2,148,121	190,227	341,197	—	69	584,433
—	—	—	—	13,880	—
—	—	—	—	676,976	—
1,452,792	93,686	—	—	—	1,413,448
18,847	16,615	14,874	9,806	10,526	19,330
37,879,355	35,952,298	9,959,149	1,971,029	6,422,575	86,848,938

92,400	—	—	—	—	—
213,340	44,711	5,009	1,387	20,000	1,460,604
—	—	—	—	37,366	—
—	—	153,512	14,085	—	—
—	—	—	—	—	—
21,386	35,268	10,522	418	4,577	53,778
4,277	7,054	2,104	84	916	10,755
2,012	2,339	909	106	375	5,050
1,554	950	3,313	104	47	4,081
3,094	1,855	1,729	193	1,063	5,917
1,120	1,316	544	63	207	2,794
179	60	91	15	37	468
121	140	59	7	22	302
34,484	17,927	9,668	1,517	41,531	83,933
373,967	111,620	187,460	17,979	106,141	1,627,682
$37,505,388	$35,840,678	$9,771,689	$1,953,050	$6,316,434	$85,221,256

$87,583,120	$33,301,872	$61,029,836	$6,132,248	$7,204,080	$24,788,482
(50,077,732)	2,538,806	(51,258,147)	(4,179,198)	(887,646)	60,432,774
$37,505,388	$35,840,678	$9,771,689	$1,953,050	$6,316,434	$85,221,256

$35,750,190	$34,877,104	$9,091,236	$1,831,859	$6,264,311	$79,844,801
1,755,198	963,574	680,453	121,191	52,123	5,376,455

544,976	553,416	360,668	148,687	230,650	676,153
31,497	16,190	30,714	10,687	2,193	60,425

$65.60	$63.02	$25.21	$12.32	$27.16	$118.09
55.73	59.52	22.15	11.34	23.77	88.98
$88,596	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

232 :: Statements of Assets and Liabilities :: July 31, 2021

	Short Nasdaq-100 ProFund	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund
ASSETS:
Total Investment Securities, at cost	$1,972,000	$447,000	$3,260,000	$438,000
Securities, at value(a)	—	—	—	—
Repurchase agreements, at value	1,972,000	447,000	3,260,000	438,000
Total Investment Securities, at value	1,972,000	447,000	3,260,000	438,000
Cash	785	402	354	230
Segregated cash balances for futures contracts with brokers	17,600	—	—	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Dividends receivable	—	—	—	—
Receivable for capital shares issued	2,052	23,736	8,334	70,390
Due from Advisor under an expense limitation agreement	219	—	—	1,728
Unrealized appreciation on swap agreements	103	—	—	—
Variation margin on futures contracts	1,640	—	—	—
Prepaid expenses	15,571	21,938	10,051	21,389
TOTAL ASSETS	2,009,970	493,076	3,278,739	531,737
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—
Payable for capital shares redeemed	128,706	17,890	971,457	—
Unrealized depreciation on swap agreements	133	30,340	143,652	1,419
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	—	499	2,239	—
Management services fees payable	—	100	448	—
Administration fees payable	256	43	157	27
Distribution and services fees payable—Service Class	132	29	15	12
Transfer agency fees payable	316	83	180	42
Fund accounting fees payable	142	26	94	16
Compliance services fees payable	38	7	11	4
Service fees payable	15	3	10	2
Other accrued expenses	5,327	1,269	2,085	736
TOTAL LIABILITIES	135,065	50,289	1,120,348	2,258
NET ASSETS	$1,874,905	$442,787	$2,158,391	$529,479
NET ASSETS CONSIST OF:
Capital	$16,317,134	$2,008,733	$12,779,388	$5,327,040
Total distributable earnings (loss)	(14,442,229)	(1,565,946)	(10,620,997)	(4,797,561)
NET ASSETS	$1,874,905	$442,787	$2,158,391	$529,479
NET ASSETS:
Investor Class	$1,763,844	$417,883	$2,143,934	$515,109
Service Class	111,061	24,904	14,457	14,370
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	123,448	12,731	144,549	62,887
Service Class	8,760	816	1,002	1,998
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$14.29	$32.82	$14.83	$8.19
Service Class	12.68	30.52	14.43	7.19
(a) Includes securities on loan valued at:	$—	$—	$—	$—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2021 :: Statements of Assets and Liabilities :: 233

Short Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund

$4,558,000	$5,815,711	$8,624,851	$11,309,342	$59,942,499	$845,619
—	10,050,558	6,250,278	15,422,043	75,092,309	841,236
4,558,000	—	3,537,000	122,000	27,440,000	272,000
4,558,000	10,050,558	9,787,278	15,544,043	102,532,309	1,113,236
488	—	799	—	518	554
7,150	—	7,150	—	—	—
958	—	159	—	729	95
—	2,041	763	6,262	4,692	2,624
—	6,663	2,880,625	19,085	222,910	43,160
—	—	—	—	—	820
5,085	—	55,902	—	—	5,988
795	—	—	—	—	—
14,776	22,222	22,379	22,346	17,471	13,683
4,587,252	10,081,484	12,755,055	15,591,736	102,778,629	1,180,160

—	2,159	—	2,160	—	—
—	—	2,750,754	—	—	—
—	127,895	15,194	—	52,614	—
3,467,237	34,501	61,559	8,187	153,754	4,509
4,084	—	—	—	585,736	—
—	—	795	—	—	—
1,636	6,238	7,541	10,433	51,173	—
327	1,248	1,508	2,087	10,235	—
91	586	585	979	4,815	67
20	696	601	677	4,484	47
112	1,204	1,096	1,597	5,286	115
51	427	959	688	2,704	51
7	89	52	147	363	6
5	35	35	59	288	4
1,209	11,312	6,146	19,100	69,401	947
3,474,779	186,390	2,846,825	46,114	940,853	5,746
$1,112,473	$9,895,094	$9,908,230	$15,545,622	$101,837,776	$1,174,414

$15,556,379	$4,666,861	$8,350,937	$11,940,845	$44,471,478	$6,596,637
(14,443,906)	5,228,233	1,557,293	3,604,777	57,366,298	(5,422,223)
$1,112,473	$9,895,094	$9,908,230	$15,545,622	$101,837,776	$1,174,414

$1,088,743	$9,061,997	$9,240,722	$14,775,326	$95,383,750	$1,118,111
23,730	833,097	667,508	770,296	6,454,026	56,303

156,828	71,643	78,983	140,759	764,563	43,970
3,603	8,241	6,964	9,097	63,398	2,307

$6.94	$126.49	$117.00	$104.97	$124.76	$25.43
6.59	101.09	95.85	84.68	101.80	24.41
$—	$123,373	$14,187	$—	$51,195	$—

See accompanying notes to the financial statements.

234 :: Statements of Assets and Liabilities :: July 31, 2021

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund
ASSETS:
Total Investment Securities, at cost	$7,096,000	$74,688,110	$12,938,902	$26,835,246
Securities, at value(a)	—	100,304,035	15,574,418	25,548,077
Repurchase agreements, at value	7,096,000	28,385,000	1,247,000	15,022,000
Total Investment Securities, at value	7,096,000	128,689,035	16,821,418	40,570,077
Cash	90,206	322,732	—	10,436
Segregated cash balances for futures contracts with brokers	60,500	375,100	—	138,600
Segregated cash balances for swap agreements with custodian	—	—	—	—
Dividends receivable	—	84,904	36,835	18,959
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	72,847	4,012,202	985,322	173,838
Receivable from transfer agent	—	—	—	—
Unrealized appreciation on swap agreements	21,494	—	1,358,072	—
Variation margin on futures contracts	5,575	—	—	—
Prepaid expenses	15,275	26,985	11,970	18,561
TOTAL ASSETS	7,361,897	133,510,958	19,213,617	40,930,471
LIABILITIES:
Cash overdraft	—	—	38,535	—
Payable for collateral for securities loaned	—	12,524	894,632	—
Payable for capital shares redeemed	1,896,921	2,183,822	188,303	256,316
Unrealized depreciation on swap agreements	—	192,672	—	177,197
Variation margin on futures contracts	—	34,565	—	9,940
Advisory fees payable	4,021	83,364	13,191	26,656
Management services fees payable	804	16,673	2,638	5,331
Administration fees payable	449	7,841	1,221	2,506
Distribution and services fees payable—Service Class	12	2,634	226	1,050
Transfer agency fees payable	653	10,155	2,079	3,591
Fund accounting fees payable	248	4,483	691	1,392
Compliance services fees payable	44	652	132	208
Service fees payable	27	470	73	150
Other accrued expenses	6,851	96,981	22,592	33,439
TOTAL LIABILITIES	1,910,030	2,646,836	1,164,313	517,776
NET ASSETS	$5,451,867	$130,864,122	$18,049,304	$40,412,695
NET ASSETS CONSIST OF:
Capital	$104,122,356	$54,568,080	$35,616,387	$16,965,880
Total distributable earnings (loss)	(98,670,489)	76,296,042	(17,567,083)	23,446,815
NET ASSETS	$5,451,867	$130,864,122	$18,049,304	$40,412,695
NET ASSETS:
Investor Class	$5,438,278	$128,078,641	$17,626,312	$39,209,553
Service Class	13,589	2,785,481	422,992	1,203,142
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	253,830	1,133,850	1,493,224	586,098
Service Class	708	30,900	40,797	20,953
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$21.42	$112.96	$11.80	$66.90
Service Class	19.19	90.15	10.37	57.42
(a) Includes securities on loan valued at:	$—	$11,720	$849,214	$—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2021 :: Statements of Assets and Liabilities :: 235

UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund

$5,086,508	$3,152,000	$13,125,000	$9,594,148	$45,353,010	$626,901,034
8,266,947	—	—	13,938,087	51,127,600	901,941,888
1,433,000	3,152,000	13,125,000	2,313,000	9,394,000	170,324,000
9,699,947	3,152,000	13,125,000	16,251,087	60,521,600	1,072,265,888
223	785	501	863	132,547	873
—	—	1,900,800	—	742,500	17,600
—	—	—	—	90	797
12,863	—	—	25,164	21,735	91,682
200,317	—	—	399,485	—	—
129,072	14,722	100,536	513,359	980,786	50,441,550
5,970	—	—	—	—	—
415,909	34,953	159	—	919,927	714,735
—	—	—	—	—	—
14,572	13,499	12,632	21,966	15,371	51,681
10,478,873	3,215,959	15,139,628	17,211,924	63,334,556	1,123,584,806

—	—	—	—	—	—
96,236	—	—	421,110	—	115,500
1,035,370	57,115	34,121	352,724	321,790	1,365,634
—	—	—	316,647	—	—
—	—	329,378	—	21,500	1,640
6,987	2,851	14,452	11,024	39,432	683,851
1,397	570	2,409	2,205	7,886	136,771
652	193	954	1,031	3,704	64,342
306	46	146	217	996	20,021
1,059	459	1,942	2,796	4,727	82,027
375	115	527	579	2,169	35,521
81	24	105	110	373	4,981
39	13	57	62	222	3,854
14,589	3,025	12,367	16,777	50,607	800,179
1,157,091	64,411	396,458	1,125,282	453,406	3,314,321
$9,321,782	$3,151,548	$14,743,170	$16,086,642	$62,881,150	$1,120,270,485

$10,664,722	$2,253,536	$13,094,140	$43,477,159	$38,108,148	$433,556,720
(1,342,940)	898,012	1,649,030	(27,390,517)	24,773,002	686,713,765
$9,321,782	$3,151,548	$14,743,170	$16,086,642	$62,881,150	$1,120,270,485

$8,976,334	$3,100,638	$14,600,193	$15,938,689	$61,649,686	$1,096,712,658
345,448	50,910	142,977	147,953	1,231,464	23,557,827

112,733	145,854	459,856	835,370	923,108	10,982,402
4,789	2,730	5,389	8,067	22,982	309,233

$79.62	$21.26	$31.75	$19.08	$66.78	$99.86
72.13	18.65	26.53	18.34	53.58	76.18
$90,774	$—	$—	$373,108	$—	$106,755

See accompanying notes to the financial statements.

236 :: Statements of Assets and Liabilities :: July 31, 2021

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund
ASSETS:
Total Investment Securities, at cost	$2,338,000	$3,446,000	$1,218,000	$1,520,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	2,338,000	3,446,000	1,218,000	1,520,000
Total Investment Securities, at value	2,338,000	3,446,000	1,218,000	1,520,000
Cash	523	298	771	507
Segregated cash balances for futures contracts with brokers	—	9,900	—	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Dividends receivable	—	—	—	—
Receivable for capital shares issued	632,921	55,928	15,799	122,317
Due from Advisor under an expense limitation agreement	—	—	1,886	420
Unrealized appreciation on swap agreements	—	21,639	—	—
Variation margin on futures contracts	—	710	—	—
Prepaid expenses	10,064	18,035	13,380	13,217
TOTAL ASSETS	2,981,508	3,552,510	1,249,836	1,656,461
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for capital shares redeemed	234,033	521,209	599,765	272
Unrealized depreciation on swap agreements	398,664	—	55,637	18,023
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	373	368	—	—
Management services fees payable	74	74	—	—
Administration fees payable	76	186	45	84
Distribution and services fees payable—Service Class	5	95	37	4
Transfer agency fees payable	122	219	58	104
Fund accounting fees payable	45	103	27	50
Compliance services fees payable	5	18	3	8
Service fees payable	5	11	3	5
Other accrued expenses	1,212	3,649	1,012	1,266
TOTAL LIABILITIES	634,614	525,932	656,587	19,816
NET ASSETS	$2,346,894	$3,026,578	$593,249	$1,636,645
NET ASSETS CONSIST OF:
Capital	$8,437,962	$26,970,353	$13,214,315	$18,663,550
Total distributable earnings (loss)	(6,091,068)	(23,943,775)	(12,621,066)	(17,026,905)
NET ASSETS	$2,346,894	$3,026,578	$593,249	$1,636,645
NET ASSETS:
Investor Class	$2,340,579	$2,915,722	$561,873	$1,631,455
Service Class	6,315	110,856	31,376	5,190
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	131,521	142,682	24,230	72,907
Service Class	404	6,206	1,499	259
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$17.80	$20.44	$23.19	$22.38
Service Class	15.63	17.86	20.93	20.04

Amounts designated as " – " or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2021 :: Statements of Assets and Liabilities :: 237

UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund

$221,000	$1,059,000	$1,854,000	$10,912,000	$9,344,000	$81,453,972
—	—	—	—	—	57,119,994
221,000	1,059,000	1,854,000	10,912,000	9,344,000	37,694,000
221,000	1,059,000	1,854,000	10,912,000	9,344,000	94,813,994
773	—	406	284	26	15,398
26,400	—	14,850	17,600	28,600	143,000
—	—	—	278	322	498
—	—	—	—	—	11,907
1,160	9,427	—	552,442	92,986	4,429,267
—	1,478	1,578	—	—	—
580	24,818	—	6,356	—	2,375,791
4,575	—	430	1,640	3,180	—
11,678	21,597	9,498	20,234	10,703	14,872
266,166	1,116,320	1,880,762	11,510,834	9,479,817	101,804,727

—	186,550	—	—	—	—
3,599	115,782	358,666	2,019,491	555,427	475,229
—	—	57,132	1,166	322,442	—
—	—	—	—	—	15,900
195	—	—	8,098	4,452	61,482
33	—	—	1,620	890	12,296
18	44	86	756	427	5,762
24	7	17	72	145	919
38	85	89	952	485	6,655
11	26	48	418	236	3,814
2	6	7	102	28	508
1	3	5	45	26	345
345	1,585	1,617	12,815	6,227	80,313
4,266	304,088	417,667	2,045,535	890,785	663,223
$261,900	$812,232	$1,463,095	$9,465,299	$8,589,032	$101,141,504

$10,784,090	$16,963,685	$12,415,952	$64,666,427	$63,467,447	$57,433,018
(10,522,190)	(16,151,453)	(10,952,857)	(55,201,128)	(54,878,415)	43,708,486
$261,900	$812,232	$1,463,095	$9,465,299	$8,589,032	$101,141,504

$232,578	$803,679	$1,443,397	$9,281,056	$8,081,229	$100,147,392
29,322	8,553	19,698	184,243	507,803	994,112

18,562	78,291	269,385	591,120	1,110,886	1,118,280
2,628	950	4,166	12,407	75,711	13,707

$12.53	$10.27	$5.36	$15.70	$7.27	$89.55
11.16	9.00	4.73	14.85	6.71	72.53

See accompanying notes to the financial statements.

238 :: Statements of Assets and Liabilities :: July 31, 2021

	U.S. Government Plus ProFund	Utilities UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$26,082,000	$5,007,385
Securities, at value	—	6,609,069
Repurchase agreements, at value	26,082,000	2,126,000
Total Investment Securities, at value	26,082,000	8,735,069
Cash	547	622
Segregated cash balances for swap agreements with custodian	—	104
Dividends receivable	—	4,377
Receivable for capital shares issued	611,745	140,055
Unrealized appreciation on swap agreements	314,705	13,447
Prepaid expenses	16,912	16,632
TOTAL ASSETS	27,025,909	8,910,306
LIABILITIES:
Payable for capital shares redeemed	976,451	103,041
Advisory fees payable	7,272	7,595
Management services fees payable	2,182	1,519
Administration fees payable	1,026	479
Distribution and services fees payable—Service Class	1,021	325
Transfer agency fees payable	1,221	619
Fund accounting fees payable	566	279
Compliance services fees payable	64	44
Service fees payable	61	29
Other accrued expenses	14,995	10,531
TOTAL LIABILITIES	1,004,859	124,461
NET ASSETS	$26,021,050	$8,785,845
NET ASSETS CONSIST OF:
Capital	$26,861,647	$12,597,395
Total distributable earnings (loss)	(840,597)	(3,811,550)
NET ASSETS	$26,021,050	$8,785,845
NET ASSETS:
Investor Class	$24,182,390	$8,418,111
Service Class	1,838,660	367,734
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	349,243	143,344
Service Class	29,319	6,744
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$69.24	$58.73
Service Class	62.71	54.53

Amounts designated as " – " or have been rounded to $0.

See accompanying notes to the financial statements.

Statements of Operations

This Page Intentionally Left Blank

For the Periods Indicated :: Statements of Operations :: 241

	Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund
	Nine Months Ended July 31, 2021	Nine Months Ended July 31, 2021
INVESTMENT INCOME:
Interest	$10	$57,294
EXPENSES:
Advisory fees	2,804	110,432
Management services fees	561	22,086
Administration fees	309	11,826
Distribution and services fees—Service Class	122	24,684
Transfer agency fees	204	10,579
Administrative services fees	1,067	34,724
Registration and filing fees	29,704	42,875
Custody fees	51	1,993
Fund accounting fees	162	6,366
Trustee fees	7	263
Compliance services fees	2	106
Service fees	18	719
Legal fees	437	20,548
Other fees	1,756	24,248
Recoupment of prior expenses reduced by the Advisor	—	3,255
Total Gross Expenses before reductions	37,204	314,704
Expenses reduced and reimbursed by the Advisor	(30,428)	(27,927)
TOTAL NET EXPENSES	6,776	286,777
NET INVESTMENT INCOME (LOSS)	(6,766)	(229,483)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	(157,084)
Net realized gains (losses) on futures contracts	3,896	(6,424)
Net realized gains (losses) on swap agreements	(48,850)	1,342,649
Change in net unrealized appreciation/depreciation on investment securities	—	35,857
Change in net unrealized appreciation/depreciation on futures contracts	(3,534)	2,610
Change in net unrealized appreciation/depreciation on swap agreements	(8,823)	308,993
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(57,311)	1,526,601
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(64,077)	$1,297,118

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

242 :: Statements of Operations :: For the Periods Indicated

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021
INVESTMENT INCOME:
Dividends	$979,226	$220,580	$—	$1,928,698
Interest	391	398	1,766	4,456
Foreign tax withholding	—	—	—	—
Income from securities lending	15	3,100	—	42
TOTAL INVESTMENT INCOME	979,632	224,078	1,766	1,933,196
EXPENSES:
Advisory fees	374,038	105,903	105,446	1,228,370
Management services fees	74,808	21,181	21,090	245,676
Administration fees	32,999	10,917	11,755	135,485
Distribution and services fees—Service Class	15,134	4,612	4,237	50,621
Transfer agency fees	21,656	6,927	7,014	72,847
Administrative services fees	150,473	41,199	40,546	562,037
Registration and filing fees	33,864	30,596	36,550	47,944
Custody fees	7,491	2,311	2,058	24,698
Fund accounting fees	20,982	6,448	6,315	73,294
Trustee fees	318	329	245	2,706
Compliance services fees	650	172	117	1,476
Service fees	2,332	712	715	8,276
Audit fees	19,896	5,720	4,853	67,438
Licensing fees	11,159	2,845	3,920	32,099
Interest expense	—	—	—	—
Other fees	14,609	4,938	4,710	39,956
Recoupment of prior expenses reduced by the Advisor	348	17,524	—	—
Total Gross Expenses before reductions	780,757	262,334	249,571	2,592,923
Expenses reduced and reimbursed by the Advisor	(348)	(6,378)	—	—
TOTAL NET EXPENSES	780,409	255,956	249,571	2,592,923
NET INVESTMENT INCOME (LOSS)	199,223	(31,878)	(247,805)	(659,727)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(2,252,500)	1,736,394	—	10,203,221
Net realized gains (losses) on futures contracts	—	—	(382,698)	—
Net realized gains (losses) on swap agreements	(141,110)	3,003,984	(4,483,009)	17,984,426
Change in net unrealized appreciation/depreciation on investment securities	1,855,718	1,483,069	—	11,345,310
Change in net unrealized appreciation/depreciation on futures contracts	—	—	(46,800)	—
Change in net unrealized appreciation/depreciation on swap agreements	1,117,192	301,453	172,080	3,589,410
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	579,300	6,524,900	(4,740,427)	43,122,367
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$778,523	$6,493,022	$(4,988,232)	$42,462,640

*	Consolidated Statement of Operations.
**	Period from commencement of operations.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 243

Bitcoin Strategy ProFund*	Bull ProFund	Communication Services UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Europe 30 ProFund
Period from July 28, 2021 to July 31, 2021**	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021

$—	$697,432	$54,311	$119,996	$433,724	$116,364
1	1,979	177	234	2,045	—
—	(25)	—	—	—	(6,103)
—	580	42	7	543	635
1	699,966	54,530	120,237	436,312	110,896

17	474,361	62,419	65,245	555,057	29,645
6	94,873	12,484	13,049	111,012	5,929
1	52,723	6,550	7,363	59,392	3,133
—	57,298	2,019	5,353	17,108	3,006
22	43,816	4,436	5,345	31,753	3,833
—	159,155	26,049	26,394	248,208	5,535
315	63,302	30,504	31,163	35,537	27,712
1	9,382	1,259	1,333	11,153	2,902
1	30,258	3,781	4,362	33,688	1,825
—	1,174	122	147	1,231	60
1	564	83	82	692	42
1	3,221	416	454	3,750	194
15,280	24,017	3,331	3,515	30,003	1,397
329	9,348	4,195	1,751	15,390	—
2	—	—	—	—	—
177	16,465	3,468	3,734	20,918	2,952
—	—	—	—	—	—
16,153	1,039,957	161,116	169,290	1,174,892	88,165
(16,105)	—	(7,303)	(9,087)	—	(14,857)
48	1,039,957	153,813	160,203	1,174,892	73,308
(47)	(339,991)	(99,283)	(39,966)	(738,580)	37,588

—	12,248,256	(45,624)	980,433	1,271,715	249,350
(65)	1,676,269	—	—	—	—
—	3,554,018	2,149,751	1,652,811	13,603,990	—
(18)	1,018,335	1,987,165	660,378	10,098,392	559,801
(4,969)	(99,467)	—	—	—	—
—	(182,057)	(222,595)	24,997	(2,457,713)	—
(5,052)	18,215,354	3,868,697	3,318,619	22,516,384	809,151
$(5,099)	$17,875,363	$3,769,414	$3,278,653	$21,777,804	$846,739

See accompanying notes to the financial statements.

244 :: Statements of Operations :: For the Periods Indicated

	Falling U.S. Dollar ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund
	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021
INVESTMENT INCOME:
Dividends	$—	$208,139	$234,378	$125,847
Interest	158	515	604	292
Foreign tax withholding	—	—	—	—
Income from securities lending	—	46	11	46
TOTAL INVESTMENT INCOME	158	208,700	234,993	126,185
EXPENSES:
Advisory fees	17,737	113,850	154,805	101,113
Management services fees	3,547	22,770	30,961	20,223
Administration fees	1,889	10,880	18,104	10,273
Distribution and services fees—Service Class	2,021	5,169	11,297	4,611
Transfer agency fees	1,395	7,281	11,850	6,466
Administrative services fees	7,438	44,153	61,964	40,888
Registration and filing fees	28,121	38,449	48,475	29,893
Custody fees	7,780	2,377	3,104	2,108
Fund accounting fees	1,035	7,450	9,731	6,624
Trustee fees	29	190	375	274
Compliance services fees	25	171	174	203
Service fees	118	740	1,050	670
Other fees	6,600	14,170	16,927	13,449
Recoupment of prior expenses reduced by the Advisor	—	10,252	—	18,500
Total Gross Expenses before reductions	77,735	277,902	368,817	255,295
Expenses reduced and reimbursed by the Advisor	(33,619)	(6,080)	—	(10,709)
TOTAL NET EXPENSES	44,116	271,822	368,817	244,586
NET INVESTMENT INCOME (LOSS)	(43,958)	(63,122)	(133,824)	(118,401)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	1,850,857	1,732,796	827,550
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	—	3,630,455	2,976,753	3,008,542
Net realized gains (losses) on forward currency contracts	22,757	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	—	1,672,822	1,490,724	2,056,311
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	—	60,792	430,270	(63,469)
Change in net unrealized appreciation/depreciation on forward currency contracts	(33,499)	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(10,742)	7,214,926	6,630,543	5,828,934
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(54,700)	$7,151,804	$6,496,719	$5,710,533

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 245

Internet UltraSector ProFund	Large-Cap Growth ProFund	Large-Cap Value ProFund	Mid-Cap Growth ProFund	Mid-Cap ProFund	Mid-Cap Value ProFund
Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021

$389,759	$314,790	$223,919	$190,051	$63,040	$121,616
5,776	9	1	5	227	—
—	(1)	(35)	—	—	—
760	1	176	101	77	217
396,295	314,799	224,061	190,157	63,344	121,833

1,637,718	253,557	71,745	149,269	61,111	47,900
327,546	50,712	14,349	29,854	12,222	9,580
177,448	29,227	7,205	17,821	6,358	4,967
107,537	16,840	17,988	9,812	7,816	5,754
103,712	19,482	9,127	13,701	4,891	5,621
687,305	93,286	14,018	61,583	20,552	11,119
53,704	39,462	30,391	33,279	29,702	28,126
33,018	5,492	1,672	3,479	1,216	1,144
97,494	16,351	5,690	10,122	4,950	3,827
3,605	730	120	510	113	96
2,022	239	105	156	77	61
11,014	1,753	473	1,056	400	313
183,649	28,969	8,538	16,550	7,953	6,012
—	—	60	—	—	—
3,425,772	556,100	181,481	347,192	157,361	124,520
—	—	(60)	—	—	(5,084)
3,425,772	556,100	181,421	347,192	157,361	119,436
(3,029,477)	(241,301)	42,640	(157,035)	(94,017)	2,397

18,212,768	14,950,282	444,719	9,710,631	955,911	1,354,027
—	—	—	—	19,944	—
51,552,617	—	—	—	1,315,721	—
—	—	—	—	—	—
23,159,124	(7,007,476)	1,074,718	(1,694,970)	731,361	1,227,070
—	—	—	—	(2,217)	—
(12,845,431)	—	—	—	15,186	—
—	—	—	—	—	—
80,079,078	7,942,806	1,519,437	8,015,661	3,035,906	2,581,097
$77,049,601	$7,701,505	$1,562,077	$7,858,626	$2,941,889	$2,583,494

See accompanying notes to the financial statements.

246 :: Statements of Operations :: For the Periods Indicated

	Nasdaq-100 ProFund	Oil & Gas UltraSector ProFund	Oil Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund
	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021
INVESTMENT INCOME:
Dividends	$614,984	$648,333	$178,359	$58,611
Interest	6,896	324	283	98
Foreign tax withholding	(487)	(1)	(60)	—
Income from securities lending	188	17	455	169
TOTAL INVESTMENT INCOME	621,581	648,673	179,037	58,878
EXPENSES:
Advisory fees	935,612	161,896	147,486	30,388
Management services fees	200,489	32,379	29,497	6,078
Administration fees	109,412	16,282	14,255	3,343
Distribution and services fees—Service Class	85,530	11,229	4,931	3,330
Transfer agency fees	78,027	11,137	10,614	2,268
Administrative services fees	367,708	66,607	55,993	12,459
Registration and filing fees	53,791	31,775	29,769	29,523
Custody fees	20,371	3,373	3,756	616
Fund accounting fees	60,138	9,533	8,584	1,981
Trustee fees	2,369	269	181	68
Licensing fees	59,302	4,500	4,618	828
Compliance services fees	1,233	248	262	37
Service fees	6,761	1,058	954	206
Other fees	81,548	15,100	13,691	4,181
Recoupment of prior expenses reduced by the Advisor	—	—	19,955	—
Total Gross Expenses before reductions	2,062,291	365,386	344,546	95,306
Expenses reduced and reimbursed by the Advisor	—	—	(3,883)	(19,856)
TOTAL NET EXPENSES	2,062,291	365,386	340,663	75,450
NET INVESTMENT INCOME (LOSS)	(1,440,710)	283,287	(161,626)	(16,572)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	28,162,080	(1,152,526)	(4,411,130)	1,128,735
Net realized gains (losses) on futures contracts	3,972,886	—	—	—
Net realized gains (losses) on swap agreements	17,413,453	3,150,023	(1,323,572)	530,960
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	(386,375)	4,459,223	3,177,520	(535,414)
Change in net unrealized appreciation/depreciation on futures contracts	(212,186)	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(541,685)	772,358	554,804	35,393
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	48,408,173	7,229,078	(2,002,378)	1,159,674
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$46,967,463	$7,512,365	$(2,164,004)	$1,143,102

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 247

Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund	Semiconductor UltraSector ProFund
Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021

$480,972	$130,177	$—	$—	$—	$779,871
1,140	130	970	210	684	1,937
(48,650)	—	—	—	—	(2,499)
1,754	29	—	—	—	—
435,216	130,336	970	210	684	779,309

271,734	66,184	92,996	16,955	49,567	618,997
54,347	13,237	18,599	3,391	9,914	123,800
30,466	6,509	8,619	1,617	5,526	66,605
19,866	4,954	27,346	958	582	41,697
24,667	5,015	8,616	1,238	7,335	39,636
89,528	22,979	29,878	6,067	6,911	265,039
48,339	34,830	32,951	27,121	31,296	58,715
5,809	1,442	1,798	332	6,755	12,345
16,668	4,061	5,298	975	2,946	36,957
645	83	153	35	109	1,352
7,708	1,581	—	—	14,417	16,081
309	77	117	21	60	818
1,872	419	598	110	333	4,169
25,670	8,148	9,651	2,945	6,051	59,318
—	—	2,435	—	—	—
597,628	169,519	239,055	61,765	141,802	1,345,529
—	(4,800)	(1,655)	(20,566)	(23,580)	—
597,628	164,719	237,400	41,199	118,222	1,345,529
(162,412)	(34,383)	(236,430)	(40,989)	(117,538)	(566,220)

1,068,056	309,121	—	—	—	5,072,641
—	—	439	(5,996)	—	—
(6,332,733)	2,055,460	101,283	79,934	—	23,440,535
—	—	—	—	(356,187)	—
(7,392,524)	1,547,586	—	—	—	20,415,063
—	—	—	—	—	—
(462,973)	(44,080)	128,697	2,798	—	1,222,895
—	—	—	—	257,620	—
(13,120,174)	3,868,087	230,419	76,736	(98,567)	50,151,134
$(13,282,586)	$3,833,704	$(6,011)	$35,747	$(216,105)	$49,584,914

See accompanying notes to the financial statements.

248 :: Statements of Operations :: For the Periods Indicated

	Short Nasdaq-100 ProFund	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund
	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	836	314	265	160
Foreign tax withholding	—	—	—	—
Income from securities lending	—	—	—	—
TOTAL INVESTMENT INCOME	836	314	265	160

EXPENSES:
Advisory fees	47,837	13,768	16,562	7,531
Management services fees	9,568	2,754	3,312	1,506
Administration fees	5,439	1,483	1,634	810
Distribution and services fees—Service Class	1,781	291	386	182
Transfer agency fees	4,032	1,259	1,311	542
Administrative services fees	16,899	5,353	6,089	3,802
Registration and filing fees	31,130	29,095	30,642	29,897
Custody fees	1,506	277	310	156
Fund accounting fees	2,911	853	988	464
Trustee fees	98	38	38	20
Compliance services fees	62	11	20	7
Service fees	329	97	112	53
Other fees	9,195	3,130	2,227	2,398
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	130,787	58,409	63,631	47,368
Expenses reduced and reimbursed by the Advisor	(15,472)	(25,443)	(23,940)	(29,312)
TOTAL NET EXPENSES	115,315	32,966	39,691	18,056
NET INVESTMENT INCOME (LOSS)	(114,479)	(32,652)	(39,426)	(17,896)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	(64,505)	—	—	—
Net realized gains (losses) on swap agreements	3,070,731	(568,825)	508,774	(317,484)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	(23,974)	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	616,329	(134,116)	(33,382)	58,558
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,598,581	(702,941)	475,392	(258,926)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,484,102	$(735,593)	$435,966	$(276,822)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 249

Short Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund
Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021

$—	$112,466	$29,238	$255,243	$434,905	$22,153
203	3	309	1	2,190	24
—	(3)	(57)	(123)	(410)	—
—	1,978	448	1,827	269	20
203	114,444	29,938	256,948	436,954	22,197

11,453	108,123	55,096	111,568	560,321	7,397
2,291	21,624	11,019	22,314	112,065	1,479
1,311	11,535	5,516	11,209	62,477	799
257	8,639	4,276	10,672	43,209	521
1,105	12,155	5,617	11,343	38,664	660
3,844	27,601	15,194	30,816	215,050	2,717
30,785	29,012	32,664	28,751	59,963	28,754
251	2,437	1,117	2,521	11,285	158
692	7,627	10,256	8,149	34,321	601
27	238	105	178	1,310	16
12	163	82	180	619	9
78	728	355	731	3,821	50
3,620	10,586	12,341	11,337	64,366	2,190
—	—	—	324	—	—
55,726	240,468	153,638	250,093	1,207,471	45,351
(28,286)	—	(16,459)	(324)	—	(27,274)
27,440	240,468	137,179	249,769	1,207,471	18,077
(27,237)	(126,024)	(107,241)	7,179	(770,517)	4,120

—	4,759,076	283,453	1,345,729	4,521,047	22,178
(59,771)	—	177,308	—	—	—
(877,425)	—	1,261,619	—	20,491,269	133,111
—	1,498,090	706,881	3,517,472	13,254,914	94,607
8,268	—	(9,816)	—	—	—
(1,882)	—	47,570	—	(3,157,076)	(2,934)
(930,810)	6,257,166	2,467,015	4,863,201	35,110,154	246,962
$(958,047)	$6,131,142	$2,359,774	$4,870,380	$34,339,637	$251,082

See accompanying notes to the financial statements.

250 :: Statements of Operations :: For the Periods Indicated

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund
	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021
INVESTMENT INCOME:
Dividends	$—	$1,097,767	$139,376	$377,019
Interest	997	4,148	275	1,242
Foreign tax withholding	—	(63)	(12,076)	—
Income from securities lending	—	932	3,024	—
Miscellaneous income	—	—	—	—
TOTAL INVESTMENT INCOME	997	1,102,784	130,599	378,261

EXPENSES:
Advisory fees	62,345	825,549	160,566	248,143
Management services fees	12,469	165,111	32,113	49,629
Administration fees	6,825	87,996	17,099	26,262
Distribution and services fees—Service Class	361	21,943	12,503	10,887
Transfer agency fees	4,735	58,789	15,122	19,901
Administrative services fees	24,817	290,838	55,053	92,808
Registration and filing fees	47,623	82,840	34,002	33,104
Custody fees	1,248	16,527	8,811	4,959
Fund accounting fees	3,706	50,458	9,605	14,685
Trustee fees	127	1,820	320	517
Compliance services fees	70	1,069	203	320
Service fees	419	5,499	1,068	1,645
Other fees	8,482	80,120	22,388	34,270
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	173,227	1,688,559	368,853	537,130
Expenses reduced and reimbursed by the Advisor	(24,900)	—	—	—
TOTAL NET EXPENSES	148,327	1,688,559	368,853	537,130
NET INVESTMENT INCOME (LOSS)	(147,330)	(585,775)	(238,254)	(158,869)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	(76,217)	(3,310,193)	1,436,602
Net realized gains (losses) on futures contracts	(412,528)	2,271,203	—	627,237
Net realized gains (losses) on swap agreements	(6,143,888)	38,829,474	(7,949,324)	11,451,247
Change in net unrealized appreciation/depreciation on investment securities	—	20,455,363	(1,267,841)	3,721,216
Change in net unrealized appreciation/depreciation on futures contracts	(2,817)	(151,257)	—	35,428
Change in net unrealized appreciation/depreciation on swap agreements	189,806	(1,477,748)	1,226,002	58,831
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(6,369,427)	59,850,818	(11,301,356)	17,330,561
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,516,757)	$59,265,043	$(11,539,610)	$17,171,692

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 251

UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund
Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021

$196,997	$—	$—	$509,918	$464,299	$3,966,643
192	408	1,311	227	1,418	38,786
(23,188)	—	—	(23,453)	—	(3,294)
277	—	—	4,521	1,161	1,475
—	—	—	—	—	931
174,278	408	1,311	491,213	466,878	4,004,541

116,137	28,044	143,917	125,098	381,321	6,462,925
23,228	5,609	23,986	25,020	76,265	1,292,594
12,417	2,666	12,645	13,185	39,221	686,025
4,520	941	1,761	1,745	9,775	191,485
10,924	2,563	12,492	15,410	25,967	508,867
35,772	9,623	34,577	29,184	150,547	2,423,889
34,362	31,726	30,809	34,056	33,132	142,774
6,142	563	2,520	17,732	8,821	150,881
6,995	1,635	7,035	7,462	23,564	381,709
267	66	247	267	718	13,722
150	44	163	184	524	8,083
774	185	795	829	2,498	43,101
17,000	3,944	12,417	18,474	38,533	917,107
12,443	—	7,100	—	—	—
281,131	87,609	290,464	288,646	790,886	13,223,162
(2,668)	(20,111)	(4,066)	—	—	—
278,463	67,498	286,398	288,646	790,886	13,223,162
(104,185)	(67,090)	(285,087)	202,567	(324,008)	(9,218,621)

1,318,947	—	—	401,122	1,873,792	18,801,511
—	—	6,338,864	—	1,072,057	18,926,398
1,799,538	1,652,457	15,582	4,799,167	18,607,701	348,151,618
774,932	—	—	3,187,987	8,363,556	146,533,989
—	—	(551,284)	—	(249,165)	(1,912,298)
748,640	278,041	4,349	330,381	988,958	(16,463,807)
4,642,057	1,930,498	5,807,511	8,718,657	30,656,899	514,037,411
$4,537,872	$1,863,408	$5,522,424	$8,921,224	$30,332,891	$504,818,790

See accompanying notes to the financial statements.

252 :: Statements of Operations :: For the Periods Indicated

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund
	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	89	567	120	252
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	89	567	120	252

EXPENSES:
Advisory fees	7,356	30,944	6,262	13,865
Management services fees	1,471	6,189	1,252	2,773
Administration fees	721	3,502	666	1,412
Distribution and services fees—Service Class	87	1,645	536	69
Transfer agency fees	725	2,284	643	933
Administrative services fees	2,286	13,322	2,173	5,917
Registration and filing fees	28,892	36,631	30,698	28,628
Custody fees	143	635	121	280
Fund accounting fees	428	1,848	384	812
Trustee fees	13	74	15	32
Compliance services fees	7	34	6	15
Service fees	48	209	43	92
Other fees	2,536	6,037	2,724	3,126
Total Gross Expenses before reductions	44,713	103,354	45,523	57,954
Expenses reduced and reimbursed by the Advisor	(27,169)	(28,270)	(30,127)	(24,978)
TOTAL NET EXPENSES	17,544	75,084	15,396	32,976
NET INVESTMENT INCOME (LOSS)	(17,455)	(74,517)	(15,276)	(32,724)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	(149,886)	—	—
Net realized gains (losses) on swap agreements	668,372	(2,799,401)	(471,701)	(1,120,240)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	(22,087)	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(388,798)	(45,616)	(77,642)	(175,965)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	279,574	(3,016,990)	(549,343)	(1,296,205)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$262,119	$(3,091,507)	$(564,619)	$(1,328,929)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 253

UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund
Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021	Year Ended July 31, 2021

$—	$—	$—	$—	$—	$411,365
53	321	281	2,282	957	2,838
—	—	—	—	—	(832)
53	321	281	2,282	957	413,371

3,764	14,534	13,645	130,996	49,778	541,703
627	2,907	2,729	26,199	9,956	108,341
347	1,554	1,598	14,435	5,695	56,014
165	335	310	1,622	1,451	10,432
281	1,207	969	10,993	4,057	38,916
1,194	5,917	6,368	46,971	16,570	216,095
29,003	32,350	28,765	46,454	37,916	57,618
64	290	282	3,857	1,022	11,036
192	881	841	7,804	3,042	38,909
9	39	35	266	118	1,037
3	13	13	169	48	776
21	100	95	883	344	3,575
1,793	3,655	3,128	21,811	10,513	95,715
37,463	63,782	58,778	312,460	140,510	1,180,167
(29,853)	(28,953)	(26,083)	—	(20,919)	—
7,610	34,829	32,695	312,460	119,591	1,180,167
(7,557)	(34,508)	(32,414)	(310,178)	(118,634)	(766,796)

—	—	—	—	—	2,677,021
(96,515)	—	(91,308)	5,546	(211,983)	2,053,946
(29,018)	(1,877,375)	(1,578,093)	6,361,248	(6,204,325)	28,859,036
—	—	—	—	—	8,273,375
(33,108)	—	5,550	(28,422)	30,443	(97,864)
(7,228)	(168,423)	(53,420)	1,959,141	(331,708)	2,402,848
(165,869)	(2,045,798)	(1,717,271)	8,297,513	(6,717,573)	44,168,362
$(173,426)	$(2,080,306)	$(1,749,685)	$7,987,335	$(6,836,207)	$43,401,566

See accompanying notes to the financial statements.

254 :: Statements of Operations :: For the Periods Indicated

	U.S. Government Plus ProFund	Utilities UltraSector ProFund
	Year Ended July 31, 2021	Year Ended July 31, 2021
INVESTMENT INCOME:
Dividends	$—	$183,750
Interest	52,697	261
TOTAL INVESTMENT INCOME	52,697	184,011
EXPENSES:
Advisory fees	76,339	62,847
Management services fees	22,902	12,569
Administration fees	13,017	6,961
Distribution and services fees—Service Class	10,451	3,087
Transfer agency fees	11,333	4,540
Administrative services fees	34,155	26,290
Registration and filing fees	49,679	43,458
Custody fees	2,394	1,242
Fund accounting fees	6,935	3,964
Trustee fees	290	146
Compliance services fees	124	74
Service fees	784	429
Other fees	13,274	10,234
Total Gross Expenses before reductions	241,677	175,841
Expenses reduced and reimbursed by the Advisor	—	(3,373)
TOTAL NET EXPENSES	241,677	172,468
NET INVESTMENT INCOME (LOSS)	(188,980)	11,543
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,152,361)	610,158
Net realized gains (losses) on futures contracts	(20,947)	—
Net realized gains (losses) on swap agreements	(1,919,470)	616,836
Change in net unrealized appreciation/depreciation on investment securities	(369,969)	(174,189)
Change in net unrealized appreciation/depreciation on swap agreements	(91,309)	18,971
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,554,056)	1,071,776
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,743,036)	$1,083,319

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

This Page Intentionally Left Blank

For the Periods Indicated :: Statements of Changes in Net Assets :: 257

	Access Flex Bear High Yield ProFund		Access Flex High Yield ProFund
	Nine Months Ended July 31, 2021	Year Ended October 31, 2020	Nine Months Ended July 31, 2021	Year Ended October 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(6,766)	$(14,725)	$(229,483)	$(295,418)
Net realized gains (losses) on investments	(44,954)	(119,631)	1,179,141	759,149
Change in net unrealized appreciation/depreciation on investments	(12,357)	8,535	347,460	(496,595)
Change in net assets resulting from operations	(64,077)	(125,821)	1,297,118	(32,864)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(352,208)	(473,488)
Service Class	—	—	(58,794)	(73,610)
Return of Capital
Investor Class	—	—	—	(51,279)
Service Class	—	—	—	(7,972)
Change in net assets resulting from distributions	—	—	(411,002)	(606,349)
Change in net assets resulting from capital transactions	(339,063)	145,189	(4,470,145)	(3,640,067)
Change in net assets	(403,140)	19,368	(3,584,029)	(4,279,280)
NET ASSETS:
Beginning of period	858,907	839,539	20,363,626	24,642,906
End of period	$455,767	$858,907	$16,779,597	$20,363,626
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$1,430,464	$5,134,273	$23,728,782	$100,359,693
Distributions reinvested	—	—	351,055	510,530
Value of shares redeemed	(1,768,701)	(4,971,541)	(29,153,053)	(103,023,846)
Service Class
Proceeds from shares issued	29,755	712,479	2,325,033	10,267,023
Distributions reinvested	—	—	58,794	81,582
Value of shares redeemed	(30,581)	(730,022)	(1,780,756)	(11,835,049)
Change in net assets resulting from capital transactions	$(339,063)	$145,189	$(4,470,145)	$(3,640,067)
SHARE TRANSACTIONS:
Investor Class
Issued	46,292	146,202	721,737	3,084,990
Reinvested	—	—	10,797	15,586
Redeemed	(56,887)	(144,619)	(884,650)	(3,124,054)
Service Class
Issued	1,104	24,676	71,651	313,888
Reinvested	—	—	1,825	2,534
Redeemed	(1,158)	(25,319)	(54,622)	(369,466)
Change in shares	(10,649)	940	(133,262)	(76,522)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

258 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Banks UltraSector ProFund		Basic Materials UltraSector ProFund
	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021	Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$199,223	$176,535	$(31,878)	$2,478
Net realized gains (losses) on investments	(2,393,610)	2,025,482	4,740,378	(12,751)
Change in net unrealized appreciation/depreciation on investments	2,972,910	(3,023,429)	1,784,522	(408,923)
Change in net assets resulting from operations	778,523	(821,412)	6,493,022	(419,196)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(147,431)	(90,892)	—
Service Class	—	—	(1,014)	—
Change in net assets resulting from distributions	—	(147,431)	(91,906)	—
Change in net assets resulting from capital transactions	115,153,415	(1,636,322)	2,115,676	(1,359,377)
Change in net assets	115,931,938	(2,605,165)	8,516,792	(1,778,573)
NET ASSETS:
Beginning of period	7,647,833	10,252,998	3,175,129	4,953,702
End of period	$123,579,771	$7,647,833	$11,691,921	$3,175,129
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$280,573,254	$89,695,853	$124,798,999	$13,619,538
Distributions reinvested	—	146,808	88,159	—
Value of shares redeemed	(164,973,576)	(91,042,580)	(123,286,657)	(14,948,177)
Service Class
Proceeds from shares issued	7,215,639	8,268,860	1,876,814	835,367
Distributions reinvested	—	—	1,014	—
Value of shares redeemed	(7,661,902)	(8,705,263)	(1,362,653)	(866,105)
Change in net assets resulting from capital transactions	$115,153,415	$(1,636,322)	$2,115,676	$(1,359,377)
SHARE TRANSACTIONS:
Investor Class
Issued	5,333,883	2,208,465	1,565,960	226,655
Reinvested	—	2,470	1,108	—
Redeemed	(3,429,571)	(2,141,178)	(1,507,370)	(253,284)
Service Class
Issued	185,428	317,488	24,047	16,023
Reinvested	—	—	15	—
Redeemed	(179,001)	(322,502)	(17,963)	(16,577)
Change in shares	1,910,739	64,743	65,797	(27,183)

*  Consolidated Statement of Changes in Net Assets.

**  Period from commencement of operations.

(a)  As described in Note 9, share amounts adjusted for 3:1 share split that occurred on November 18, 2019.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 259

Bear ProFund		Biotechnology UltraSector ProFund		Bitcoin Strategy ProFund*	Bull ProFund
Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021	Year Ended July 31, 2020	Period from July 28, 2021 to July 31, 2021**	Year Ended July 31, 2021	Year Ended July 31, 2020

$(247,805)	$(187,031)	$(659,727)	$(236,270)	$(47)	$(339,991)	$(56,620)
(4,865,707)	(5,472,380)	28,187,647	55,508,678	(65)	17,478,543	5,163,508
125,280	(374,769)	14,934,720	3,716,275	(4,987)	736,811	5,675,609
(4,988,232)	(6,034,180)	42,462,640	58,988,683	(5,099)	17,875,363	10,782,497

(8,361)	(43,064)	(16,545,172)	(6,194,963)	—	(3,644,966)	(1,066,094)
—	—	(765,227)	(282,054)	—	(317,434)	(91,696)
(8,361)	(43,064)	(17,310,399)	(6,477,017)	—	(3,962,400)	(1,157,790)
(790,366)	2,303,665	(45,579,819)	(25,976,225)	528,624	(28,237,189)	2,558,866
(5,786,959)	(3,773,579)	(20,427,578)	26,535,441	523,525	(14,324,226)	12,183,573

16,375,279	20,148,858	194,064,820	167,529,379	—	77,536,447	65,352,874
$10,588,320	$16,375,279	$173,637,242	$194,064,820	$523,525	$63,212,221	$77,536,447

$116,357,625	$169,384,655	$123,820,748	$151,474,960	$528,624	$304,201,402	$375,872,416
8,006	39,530	16,351,107	6,111,625	—	3,627,957	1,046,363
(117,431,936)	(167,465,049)	(184,572,004)	(182,213,492)	—	(336,644,807)	(375,333,495)

2,364,479	8,075,658	1,302,267	3,537,199	—	46,151,147	42,139,182
—	—	762,453	281,086	—	317,410	61,683
(2,088,540)	(7,731,129)	(3,244,390)	(5,167,603)	—	(45,890,298)	(41,227,283)
$(790,366)	$2,303,665	$(45,579,819)	$(25,976,225)	$528,624	$(28,237,189)	$2,558,866

6,015,374	6,326,962	1,739,382	2,419,582	21,198	5,535,407	8,587,263	(a)
413	1,522	239,736	96,201	—	69,343	21,620	(a)
(6,096,192)	(6,319,606)	(2,608,978)	(3,033,083)	—	(6,175,466)	(8,481,015	)(a)

132,226	296,123	23,337	75,250	—	1,003,586	1,108,150	(a)
—	—	15,320	5,775	—	7,527	1,549	(a)
(110,578)	(292,572)	(61,121)	(109,923)	—	(1,000,346)	(1,089,693	)(a)
(58,757)	12,429	(652,324)	(546,198)	21,198	(559,949)	147,874

See accompanying notes to the financial statements.

260 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Communication Services UltraSector ProFund		Consumer Goods UltraSector ProFund
	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021		Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(99,283)	$(75,082)	$(39,966)		$22,130
Net realized gains (losses) on investments	2,104,127	15,785	2,633,244		(1,102,244)
Change in net unrealized appreciation/depreciation on investments	1,764,570	472,901	685,375		419,550
Change in net assets resulting from operations	3,769,414	413,604	3,278,653		(660,564)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(199,038)	—		(131,877)
Service Class	—	(3,708)	—		(10,965)
Change in net assets resulting from distributions	—	(202,746)	—		(142,842)
Change in net assets resulting from capital transactions	2,022,378	(4,745,645)	(5,940,619)		3,970,448
Change in net assets	5,791,792	(4,534,787)	(2,661,966)		3,167,042
NET ASSETS:
Beginning of period	5,740,449	10,275,236	8,053,046		4,886,004
End of period	$11,532,241	$5,740,449	$5,391,080		$8,053,046
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$30,684,530	$22,985,189	$34,777,270		$31,477,028
Distributions reinvested	—	193,461	—		125,656
Value of shares redeemed	(28,621,407)	(27,890,721)	(40,487,956)		(27,650,150)
Service Class
Proceeds from shares issued	1,727,101	891,729	1,607,150		2,049,348
Distributions reinvested	—	3,708	—		10,965
Value of shares redeemed	(1,767,846)	(929,011)	(1,837,083)		(2,042,399)
Change in net assets resulting from capital transactions	$2,022,378	$(4,745,645)	$(5,940,619)		$3,970,448
SHARE TRANSACTIONS:
Investor Class
Issued	220,261	247,594	443,836	(a)	587,902	(a)
Reinvested	—	2,004	—		2,182	(a)
Redeemed	(208,067)	(305,083)	(518,166	)(a)	(546,520	)(a)
Service Class
Issued	15,664	12,106	23,213	(a)	43,762	(a)
Reinvested	—	46	—		210	(a)
Redeemed	(15,986)	(12,538)	(26,403	)(a)	(43,492	)(a)
Change in shares	11,872	(55,871)	(77,520)		44,044

(a)  As described in Note 9, share amounts adjusted for 2:1 share split that occurred on December 14, 2020.

(b)  As described in Note 9, share amounts adjusted for 3:1 share split that occurred on November 18, 2019.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 261

Consumer Services UltraSector ProFund			Europe 30 ProFund
Year Ended July 31, 2021	Year Ended July 31, 2020		Year Ended July 31, 2021	Year Ended July 31, 2020

$(738,580)	$(264,817)		$37,588	$60,747
14,875,705	604,046		249,350	(1,342,074)
7,640,679	1,960,435		559,801	(297,020)
21,777,804	2,299,664		846,739	(1,578,347)

(2,913,045)	—		(102,170)	(39,836)
(78,570)	—		(2,404)	—
(2,991,615)	—		(104,574)	(39,836)
12,672,462	(48,924,725)		(1,805,363)	821,860
31,458,651	(46,625,061)		(1,063,198)	(796,323)

46,422,143	93,047,204		4,465,159	5,261,482
$77,880,794	$46,422,143		$3,401,961	$4,465,159

$146,724,624	$78,083,805		$22,992,718	$50,853,271
2,898,482	—		101,979	39,191
(136,473,754)	(126,250,046)		(24,876,373)	(49,999,176)

1,575,841	3,890,598		913,765	173,722
78,414	—		2,404	—
(2,131,145)	(4,649,082)		(939,856)	(245,148)
$12,672,462	$(48,924,725)		$(1,805,363)	$821,860

2,376,488	1,687,455	(b)	1,869,763	4,257,256
45,566	—		8,761	2,992
(2,202,674)	(2,807,983	)(b)	(2,044,946)	(4,263,197)

30,126	96,876	(b)	67,846	16,088
1,465	—		188	—
(40,084)	(125,481	)(b)	(67,506)	(21,958)
210,887	(1,149,133)		(165,894)	(8,819)

See accompanying notes to the financial statements.

262 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Falling U.S. Dollar ProFund		Financials UltraSector ProFund
	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021	Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(43,958)	$(9,109)	$(63,122)	$14,016
Net realized gains (losses) on investments	22,757	(121,722)	5,481,312	154,060
Change in net unrealized appreciation/depreciation on investments	(33,499)	59,194	1,733,614	(2,100,258)
Change in net assets resulting from operations	(54,700)	(71,637)	7,151,804	(1,932,182)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—	(183,769)
Service Class	—	—	—	(3,702)
Change in net assets resulting from distributions	—	—	—	(187,471)
Change in net assets resulting from capital transactions	64,936	297,148	340,974	(34,405,322)
Change in net assets	10,236	225,511	7,492,778	(36,524,975)
NET ASSETS:
Beginning of period	1,231,992	1,006,481	4,682,100	41,207,075
End of period	$1,242,228	$1,231,992	$12,174,878	$4,682,100
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$11,381,120	$12,046,129	$122,690,571	$88,129,365
Distributions reinvested	—	—	—	172,277
Value of shares redeemed	(11,312,004)	(11,744,496)	(122,326,144)	(122,002,391)
Service Class
Proceeds from shares issued	4,059,152	5,526,912	1,806,419	1,206,566
Distributions reinvested	—	—	—	3,702
Value of shares redeemed	(4,063,332)	(5,531,397)	(1,829,872)	(1,914,841)
Change in net assets resulting from capital transactions	$64,936	$297,148	$340,974	$(34,405,322)
SHARE TRANSACTIONS:
Investor Class
Issued	687,121	760,634	4,796,582	3,777,582
Reinvested	—	—	—	6,404
Redeemed	(685,648)	(748,334)	(4,669,063)	(5,169,697)
Service Class
Issued	268,443	378,250	72,693	58,720
Reinvested	—	—	—	161
Redeemed	(268,439)	(378,537)	(75,520)	(94,529)
Change in shares	1,477	12,013	124,692	(1,421,359)

(a)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

(b)  As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 263

Health Care UltraSector ProFund		Industrials UltraSector ProFund			Internet UltraSector ProFund
Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021	Year Ended July 31, 2020		Year Ended July 31, 2021		Year Ended July 31, 2020

$(133,824)	$(83,935)	$(118,401)	$(23,894)		$(3,029,477)		$(1,704,313)
4,709,549	1,861,670	3,836,092	15,201		69,765,385		37,918,125
1,920,994	986,999	1,992,842	(1,243,736)		10,313,693		6,297,029
6,496,719	2,764,734	5,710,533	(1,252,429)		77,049,601		42,510,841

—	(12,104)	—	—		(37,381,436)		(193,857)
—	—	—	—		(2,479,730)		(12,351)
—	(12,104)	—	—		(39,861,166)		(206,208)
(11,713,738)	28,452,876	9,796,775	(4,970,142)		(14,417,308)		(46,226,734)
(5,217,019)	31,205,506	15,507,308	(6,222,571)		22,771,127		(3,922,101)

47,183,486	15,977,980	4,258,769	10,481,340		216,134,538		220,056,639
$41,966,467	$47,183,486	$19,766,077	$4,258,769		$238,905,665		$216,134,538

$76,399,030	$125,065,683	$92,399,594	$14,637,423		$104,071,703		$122,112,309
—	11,217	—	—		36,225,101		187,936
(87,769,493)	(96,225,694)	(82,571,592)	(19,076,859)		(157,879,360)		(166,047,533)

810,998	2,019,921	2,865,454	1,299,027		7,743,927		7,975,610
—	—	—	—		2,479,730		11,670
(1,154,273)	(2,418,251)	(2,896,681)	(1,829,733)		(7,058,409)		(10,466,726)
$(11,713,738)	$28,452,876	$9,796,775	$(4,970,142)		$(14,417,308)		$(46,226,734)

855,457	1,777,683	1,812,264	407,491	(a)	1,438,627	(b)	2,464,126	(b)
—	155	—	—		523,938		4,124	(b)
(1,080,144)	(1,406,669)	(1,605,598)	(540,118	)(a)	(2,261,094	)(b)	(3,571,504	)(b)

11,846	35,944	66,083	37,640	(a)	140,132	(b)	209,070	(b)
—	—	—	—		50,207		332	(b)
(16,776)	(42,920)	(65,504)	(58,631	)(a)	(135,100	) (b)	(281,996	)(b)
(229,617)	364,193	207,245	(153,618)		(243,290)		(1,175,848)

See accompanying notes to the financial statements.

264 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Large-Cap Growth ProFund		Large-Cap Value ProFund
	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021	Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(241,301)	$(134,017)	$42,640	$133,394
Net realized gains (losses) on investments	14,950,282	5,321,782	444,719	(2,513,618)
Change in net unrealized appreciation/depreciation on investments	(7,007,476)	8,426,983	1,074,718	(858,051)
Change in net assets resulting from operations	7,701,505	13,614,748	1,562,077	(3,238,275)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(1,318,577)	(638,805)	—	—
Service Class	(82,914)	(195,353)	—	—
Change in net assets resulting from distributions	(1,401,491)	(834,158)	—	—
Change in net assets resulting from capital transactions	(24,583,262)	12,371,223	(1,497,561)	(3,679,670)
Change in net assets	(18,283,248)	25,151,813	64,516	(6,917,945)
NET ASSETS:
Beginning of period	51,159,017	26,007,204	6,124,842	13,042,787
End of period	$32,875,769	$51,159,017	$6,189,358	$6,124,842
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$128,843,291	$163,217,400	$71,075,799	$83,278,451
Distributions reinvested	1,312,076	637,198	—	—
Value of shares redeemed	(154,858,369)	(148,656,521)	(72,513,348)	(87,261,535)
Service Class
Proceeds from shares issued	2,025,910	4,665,287	2,531,629	979,995
Distributions reinvested	82,913	195,315	—	—
Value of shares redeemed	(1,989,083)	(7,687,456)	(2,591,641)	(676,581)
Change in net assets resulting from capital transactions	$(24,583,262)	$12,371,223	$(1,497,561)	$(3,679,670)
SHARE TRANSACTIONS:
Investor Class
Issued	1,013,486	1,758,708	920,150	1,224,321
Reinvested	10,730	6,506	—	—
Redeemed	(1,257,323)	(1,547,528)	(943,098)	(1,328,099)
Service Class
Issued	20,130	58,640	37,174	17,876
Reinvested	833	2,408	—	—
Redeemed	(19,559)	(98,431)	(37,445)	(13,295)
Change in shares	(231,703)	180,303	(23,219)	(99,197)

(a)    Subsequent to the issuance of the July 31, 2020 financial statements, $3,366 of the distribution for the Investor class was determined to be a return of capital.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 265

Mid-Cap Growth ProFund		Mid-Cap ProFund		Mid-Cap Value ProFund
Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021	Year Ended July 31, 2020

$(157,035)	$(110,330)	$(94,017)	$(48,320)	$2,397	$9,950
9,710,631	1,179,967	2,291,576	22,962	1,354,027	86,069
(1,694,970)	761,350	744,330	(723,851)	1,227,070	(672,790)
7,858,626	1,830,987	2,941,889	(749,209)	2,583,494	(576,771)

(900,289)	—	(11,749)	(319,135)	(10,633)	(21,081	)(a)
(23,485)	—	(2,036)	(43,364)	—	—
(923,774)	—	(13,785)	(362,499)	(10,633)	(21,081)
(41,428,888)	17,057,816	(676,065)	(3,806,292)	(1,674,193)	(936,285)
(34,494,036)	18,888,803	2,252,039	(4,918,000)	898,668	(1,534,137)

38,995,268	20,106,465	4,762,596	9,680,596	4,606,230	6,140,367
$4,501,232	$38,995,268	$7,014,635	$4,762,596	$5,504,898	$4,606,230

$48,789,648	$67,611,388	$28,832,033	$31,793,248	$52,039,590	$15,103,053
897,373	—	11,464	308,830	10,512	21,075
(90,908,578)	(49,055,573)	(29,590,660)	(34,085,707)	(53,728,467)	(15,981,377)

780,534	2,050,653	9,993,910	5,016,324	1,058,114	23,019
23,485	—	2,036	39,265	—	—
(1,011,350)	(3,548,652)	(9,924,848)	(6,878,252)	(1,053,942)	(102,055)
$(41,428,888)	$17,057,816	$(676,065)	$(3,806,292)	$(1,674,193)	$(936,285)

460,702	737,713	285,432	392,105	644,678	227,572
7,893	—	139	3,549	133	272
(833,624)	(532,964)	(284,137)	(422,536)	(661,236)	(236,201)

7,750	26,744	111,497	72,067	13,861	402
253	—	30	553	—	—
(10,249)	(46,574)	(111,221)	(100,622)	(13,685)	(1,931)
(367,275)	184,919	1,740	(54,884)	(16,249)	(9,886)

See accompanying notes to the financial statements.

266 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Nasdaq-100 ProFund		Oil & Gas UltraSector ProFund
	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021	Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,440,710)	$(749,918)	$283,287	$186,070
Net realized gains (losses) on investments	49,548,419	30,789,633	1,997,497	(3,450,115)
Change in net unrealized appreciation/depreciation on investments	(1,140,246)	12,755,322	5,231,581	(4,221,455)
Change in net assets resulting from operations	46,967,463	42,795,037	7,512,365	(7,485,500)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(1,699,607)	(796,773)	(215,825)	(152,406)
Service Class	(140,663)	(89,335)	(11,849)	(1,586)
Change in net assets resulting from distributions	(1,840,270)	(886,108)	(227,674)	(153,992)
Change in net assets resulting from capital transactions	(1,387,478)	(32,546,391)	11,693,861	5,676,777
Change in net assets	43,739,715	9,362,538	18,978,552	(1,962,715)
NET ASSETS:
Beginning of period	117,045,523	107,682,985	12,169,658	14,132,373
End of period	$160,785,238	$117,045,523	$31,148,210	$12,169,658
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$2,010,517,783	$1,304,129,730	$152,137,320	$72,807,079
Distributions reinvested	1,622,688	779,644	213,432	150,199
Value of shares redeemed	(2,010,283,479)	(1,338,434,871)	(141,055,955)	(67,558,943)
Service Class
Proceeds from shares issued	36,545,794	73,530,225	4,492,764	3,908,226
Distributions reinvested	140,552	89,275	11,844	1,586
Value of shares redeemed	(39,930,816)	(72,640,394)	(4,105,544)	(3,631,370)
Change in net assets resulting from capital transactions	$(1,387,478)	$(32,546,391)	$11,693,861	$5,676,777
SHARE TRANSACTIONS:
Investor Class
Issued	16,905,892	15,614,517	9,020,144	4,546,408
Reinvested	13,605	9,269	16,317	5,338
Redeemed	(16,860,603)	(15,906,281)	(8,462,784)	(4,045,527)
Service Class
Issued	370,016	1,086,293	318,482	320,132
Reinvested	1,468	1,305	1,056	65
Redeemed	(404,105)	(1,081,363)	(295,922)	(288,346)
Change in shares	26,273	(276,260)	597,293	538,070

(a)    As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

(b)    As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.

Amounts designated as "–" are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 267

Oil Equipment & Services UltraSector ProFund				Pharmaceuticals UltraSector ProFund		Precious Metals UltraSector ProFund
Year Ended July 31, 2021		Year Ended July 31, 2020		Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021	Year Ended July 31, 2020

$(161,626)		$42,446		$(16,572)	$(12,582)	$(162,412)	$(282,548)
(5,734,702)		(6,792,013)		1,659,695	268,907	(5,264,677)	7,991,059
3,732,324		642,935		(500,021)	215,597	(7,855,497)	16,033,836
(2,164,004)		(6,106,632)		1,143,102	471,922	(13,282,586)	23,742,347

(17,573)		—		(15,009)	—	—	—
—		—		(1,611)	—	—	—
(17,573)		—		(16,620)	—	—	—
8,271,097		9,289,827		(882,743)	(1,909,645)	5,646,771	(9,517,333)
6,089,520		3,183,195		243,739	(1,437,723)	(7,635,815)	14,225,014

9,760,979		6,577,784		4,035,631	5,473,354	45,141,203	30,916,189
$15,850,499		$9,760,979		$4,279,370	$4,035,631	$37,505,388	$45,141,203

$213,228,688		$80,772,684		$10,153,624	$18,732,807	$252,174,845	$285,546,888
17,324		—		15,008	—	—	—
(204,879,642)		(71,735,809)		(10,985,357)	(20,503,578)	(247,454,352)	(293,728,775)

4,404,406		1,832,040		693,776	1,388,470	11,017,939	20,826,718
—		—		1,611	—	—	—
(4,499,679)		(1,579,088)		(761,405)	(1,527,344)	(10,091,661)	(22,162,164)
$8,271,097		$9,289,827		$(882,743)	$(1,909,645)	$5,646,771	$(9,517,333)

3,646,596	(a)	1,584,330	(a)(b)	372,316	865,672	3,550,180	5,404,054
349		—		558	—	—	—
(3,657,117	)(a)	(1,363,786	)(a)(b)	(406,076)	(945,753)	(3,489,753)	(5,642,286)

89,261	(a)	47,710	(a)(b)	29,385	69,894	185,237	473,245
—		—		70	—	—	—
(88,700	)(a)	(39,431	)(a)(b)	(32,423)	(78,787)	(173,916)	(484,740)
(9,611)		228,823		(36,170)	(88,974)	71,748	(249,727)

See accompanying notes to the financial statements.

268 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Real Estate UltraSector ProFund			Rising Rates Opportunity ProFund
	Year Ended July 31, 2021	Year Ended July 31, 2020		Year Ended July 31, 2021	Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(34,383)	$(46,482)		$(236,430)	$(70,990)
Net realized gains (losses) on investments	2,364,581	32,827		101,722	(6,624,120)
Change in net unrealized appreciation/depreciation on investments	1,503,506	(2,955,130)		128,697	355,386
Change in net assets resulting from operations	3,833,704	(2,968,785)		(6,011)	(6,339,724)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(449,844	)(a)	—	(188,442)
Service Class	—	(13,108	)(a)	—	—
Change in net assets resulting from distributions	—	(462,952)		—	(188,442)
Change in net assets resulting from capital transactions	26,674,837	(17,907,612)		3,585,749	(17,680,757)
Change in net assets	30,508,541	(21,339,349)		3,579,738	(24,208,923)
NET ASSETS:
Beginning of period	5,332,137	26,671,486		6,191,951	30,400,874
End of period	$35,840,678	$5,332,137		$9,771,689	$6,191,951
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$68,460,665	$104,350,608		$134,223,972	$125,549,044
Distributions reinvested	—	433,371		—	172,450
Value of shares redeemed	(42,180,568)	(122,243,500)		(131,094,860)	(143,692,300)
Service Class
Proceeds from shares issued	2,743,120	2,140,441		6,590,619	6,253,478
Distributions reinvested	—	13,108		—	—
Value of shares redeemed	(2,348,380)	(2,601,640)		(6,133,982)	(5,963,429)
Change in net assets resulting from capital transactions	$26,674,837	$(17,907,612)		$3,585,749	$(17,680,757)
SHARE TRANSACTIONS:
Investor Class
Issued	1,238,738	2,009,931		5,135,728	4,249,783
Reinvested	—	8,756		—	5,259
Redeemed	(803,514)	(2,397,861)		(5,055,063)	(4,825,787)
Service Class
Issued	53,496	41,938		293,780	224,534
Reinvested	—	288		—	—
Redeemed	(45,767)	(54,197)		(267,583)	(226,666)
Change in shares	442,953	(391,145)		106,862	(572,877)

(a)	Subsequent to the issuance of the July 31, 2020 financial statements, $179,739 and $5,237 of the distribution for the Investor class and Service class, respectively, was determined to be a return of capital.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 269

Rising Rates Opportunity 10 ProFund		Rising U.S. Dollar ProFund		Semiconductor UltraSector ProFund
Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021	Year Ended July 31, 2020

$(40,989)	$(21,677)	$(117,538)	$(113,764)	$(566,220)	$83,585
73,938	(429,770)	(356,187)	(142,236)	28,513,176	(15,176,379)
2,798	2,382	257,620	(483,968)	21,637,958	10,270,976
35,747	(449,065)	(216,105)	(739,968)	49,584,914	(4,821,818)

—	(17,678)	—	(23,144)	—	(1,021,610)
—	—	—	—	—	(60,594)
—	(17,678)	—	(23,144)	—	(1,082,204)
61,539	(648,141)	(793,351)	(4,492,557)	(17,905,379)	(7,253,041)
97,286	(1,114,884)	(1,009,456)	(5,255,669)	31,679,535	(13,157,063)

1,855,764	2,970,648	7,325,890	12,581,559	53,541,721	66,698,784
$1,953,050	$1,855,764	$6,316,434	$7,325,890	$85,221,256	$53,541,721

$5,216,759	$2,941,383	$14,185,594	$55,698,812	$159,232,200	$292,446,959
—	17,565	—	21,856	—	1,008,840
(5,195,276)	(3,433,781)	(14,970,784)	(60,099,833)	(178,183,076)	(300,181,103)

116,437	1,084	—	31,357,414	8,845,484	10,732,608
—	—	—	—	—	55,543
(76,381)	(174,392)	(8,161)	(31,470,806)	(7,799,987)	(11,315,888)
$61,539	$(648,141)	$(793,351)	$(4,492,557)	$(17,905,379)	$(7,253,041)

414,124	223,048	520,033	1,875,747	1,796,418	5,751,168
—	1,265	—	749	—	24,619
(412,947)	(266,260)	(548,886)	(2,037,255)	(1,927,664)	(6,371,091)

9,910	89	—	1,193,093	119,946	269,806
—	—	—	—	—	1,810
(6,591)	(14,511)	(339)	(1,196,032)	(104,696)	(281,876)
4,496	(56,369)	(29,192)	(163,698)	(115,996)	(605,564)

See accompanying notes to the financial statements.

270 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Nasdaq-100 ProFund			Short Oil & Gas ProFund
	Year Ended July 31, 2021	Year Ended July 31, 2020		Year Ended July 31, 2021	Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(114,479)	$(81,442)		$(32,652)	$(21,346)
Net realized gains (losses) on investments	3,006,226	1,517,096		(568,825)	662,477
Change in net unrealized appreciation/depreciation on investments	592,355	(661,308)		(134,116)	79,730
Change in net assets resulting from operations	3,484,102	774,346		(735,593)	720,861
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(11,298)		—	(4,714)
Change in net assets resulting from distributions	—	(11,298)		—	(4,714)
Change in net assets resulting from capital transactions	(4,329,078)	(3,259,623)		(1,657,382)	1,591
Change in net assets	(844,976)	(2,496,575)		(2,392,975)	717,738
NET ASSETS:
Beginning of period	2,719,881	5,216,456		2,835,762	2,118,024
End of period	$1,874,905	$2,719,881		$442,787	$2,835,762
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$833,805,013	$738,877,864		$48,070,943	$44,063,461
Distributions reinvested	—	11,131		—	4,654
Value of shares redeemed	(837,987,668)	(741,837,193)		(49,743,506)	(44,097,517)
Service Class
Proceeds from shares issued	3,638,593	13,626,553		903,228	488,982
Value of shares redeemed	(3,785,016)	(13,937,978)		(888,047)	(457,989)
Change in net assets resulting from capital transactions	$(4,329,078)	$(3,259,623)		$(1,657,382)	$1,591
SHARE TRANSACTIONS:
Investor Class
Issued	48,540,893	27,395,296	(a)	1,133,846	789,877
Reinvested	—	373	(a)	—	101
Redeemed	(48,532,441)	(27,413,041	)(a)	(1,171,282)	(784,973)
Service Class
Issued	231,819	513,173	(a)	22,237	9,223
Redeemed	(240,186)	(522,172	)(a)	(22,026)	(8,688)
Change in shares	85	(26,371)		(37,225)	5,540

(a)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 271

Short Precious Metals ProFund		Short Real Estate ProFund		Short Small-Cap ProFund
Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021	Year Ended July 31, 2020

$(39,426)	$(13,091)	$(17,896)	$(13,979)	$(27,237)	$(25,898)
508,774	(1,885,009)	(317,484)	(500,064)	(937,196)	(1,449,070)
(33,382)	(285,920)	58,558	(51,624)	6,386	11,604
435,966	(2,184,020)	(276,822)	(565,667)	(958,047)	(1,463,364)

—	(18,058)	—	—	—	(7,330)
—	(18,058)	—	—	—	(7,330)
92,950	(843,599)	(933,675)	1,091,167	235,709	2,134,326
528,916	(3,045,677)	(1,210,497)	525,500	(722,338)	663,632

1,629,475	4,675,152	1,739,976	1,214,476	1,834,811	1,171,179
$2,158,391	$1,629,475	$529,479	$1,739,976	$1,112,473	$1,834,811

$76,406,693	$135,922,975	$12,975,678	$21,901,080	$70,896,851	$90,111,866
—	16,669	—	—	—	7,216
(76,256,193)	(136,816,268)	(13,909,828)	(20,816,293)	(70,665,699)	(87,991,357)

204,810	569,542	9,000	10,332	6,638	650,344
(262,360)	(536,517)	(8,525)	(3,952)	(2,081)	(643,743)
$92,950	$(843,599)	$(933,675)	$1,091,167	$235,709	$2,134,326

4,972,462	5,187,694	1,262,562	1,702,617	8,820,499	6,549,312
—	632	—	—	—	594
(4,935,534)	(5,221,850)	(1,349,870)	(1,645,411)	(8,821,413)	(6,479,056)

14,100	21,748	948	909	847	50,037
(17,670)	(17,984)	(887)	(314)	(213)	(49,694)
33,358	(29,760)	(87,247)	57,801	(280)	71,193

See accompanying notes to the financial statements.

272 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Small-Cap Growth ProFund		Small-Cap ProFund
	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021	Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(126,024)	$(98,151)	$(107,241)	$(49,820)
Net realized gains (losses) on investments	4,759,076	505,260	1,722,380	(449,627)
Change in net unrealized appreciation/depreciation on investments	1,498,090	(363,640)	744,635	(628,504)
Change in net assets resulting from operations	6,131,142	43,469	2,359,774	(1,127,951)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	(4,885,876)	(3,419,369)	4,281,848	(4,273,692)
Change in net assets	1,245,266	(3,375,900)	6,641,622	(5,401,643)
NET ASSETS:
Beginning of period	8,649,828	12,025,728	3,266,608	8,668,251
End of period	$9,895,094	$8,649,828	$9,908,230	$3,266,608
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$94,976,082	$45,398,815	$245,174,451	$169,435,482
Distributions reinvested	—	—	—	—
Value of shares redeemed	(99,601,033)	(47,909,527)	(241,223,974)	(173,598,522)
Service Class
Proceeds from shares issued	1,118,246	3,922,559	888,507	812,056
Distributions reinvested	—	—	—	—
Value of shares redeemed	(1,379,171)	(4,831,216)	(557,136)	(922,708)
Change in net assets resulting from capital transactions	$(4,885,876)	$(3,419,369)	$4,281,848	$(4,273,692)
SHARE TRANSACTIONS:
Investor Class
Issued	860,093	538,181	2,291,800	2,086,021
Reinvested	—	—	—	—
Redeemed	(879,712)	(560,311)	(2,251,374)	(2,144,380)
Service Class
Issued	11,578	56,248	9,653	10,954
Reinvested	—	—	—	—
Redeemed	(14,579)	(71,183)	(6,330)	(13,036)
Change in shares	(22,620)	(37,065)	43,749	(60,441)

(a)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 273

Small-Cap Value ProFund		Technology UltraSector ProFund			Telecommunications UltraSector ProFund
Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021	Year Ended July 31, 2020		Year Ended July 31, 2021	Year Ended July 31, 2020

$7,179	$(16,960)	$(770,517)	$(353,456)		$4,120	$6,974
1,345,729	(1,542,854)	25,012,316	9,425,878		155,289	314
3,517,472	(679,005)	10,097,838	14,096,266		91,673	(111,324)
4,870,380	(2,238,819)	34,339,637	23,168,688		251,082	(104,036)

—	(3,975)	(1,520,272)	—		(4,660)	(20,154)
—	—	(114,991)	—		—	(289)
—	(3,975)	(1,635,263)	—		(4,660)	(20,443)
6,123,236	985,271	(20,712,222)	(19,517,101)		22,353	(513,644)
10,993,616	(1,257,523)	11,992,152	3,651,587		268,775	(638,123)

4,552,006	5,809,529	89,845,624	86,194,037		905,639	1,543,762
$15,545,622	$4,552,006	$101,837,776	$89,845,624		$1,174,414	$905,639

$91,814,324	$41,873,075	$160,181,638	$239,079,487		$7,118,775	$6,251,349
—	3,971	1,482,315	—		4,609	20,040
(85,716,345)	(40,889,897)	(183,851,579)	(257,565,793)		(7,101,480)	(6,754,563)

3,579,209	459,287	22,132,908	8,864,108		293,551	514,295
—	—	114,991	—		—	289
(3,553,952)	(461,165)	(20,772,495)	(9,894,903)		(293,102)	(545,054)
$6,123,236	$985,271	$(20,712,222)	$(19,517,101)		$22,353	$(513,644)

951,025	561,852	1,707,134	4,165,208	(a)	317,837	314,024
—	48	15,929	—		219	939
(875,850)	(565,009)	(2,111,447)	(4,692,225	)(a)	(317,904)	(338,508)

44,632	7,001	274,849	191,659	(a)	12,720	29,286
—	—	1,505	—		—	14
(41,616)	(7,586)	(258,693)	(220,394	)(a)	(12,725)	(30,575)
78,191	(3,694)	(370,723)	(555,752)		147	(24,820)

See accompanying notes to the financial statements.

274 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraBear ProFund				UltraBull ProFund
	Year Ended July 31, 2021		Year Ended July 31, 2020		Year Ended July 31, 2021	Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(147,330)		$(94,729)		$(585,775)	$94,338
Net realized gains (losses) on investments	(6,556,416)		(8,595,107)		41,024,460	(1,570,392)
Change in net unrealized appreciation/depreciation on investments	186,989		(420,334)		18,826,358	(2,817,676)
Change in net assets resulting from operations	(6,516,757)		(9,110,170)		59,265,043	(4,293,730)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(37,071)		—		(13,488,142)	(651,715)
Service Class	—		—		(249,797)	—
Change in net assets resulting from distributions	(37,071)		—		(13,737,939)	(651,715)
Change in net assets resulting from capital transactions	2,053,106		9,928,116		(16,346,043)	(69,708,383)
Change in net assets	(4,500,722)		817,946		29,181,061	(74,653,828)
NET ASSETS:
Beginning of period	9,952,589		9,134,643		101,683,061	176,336,889
End of period	$5,451,867		$9,952,589		$130,864,122	$101,683,061
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$183,530,963		$222,344,403		$780,900,902	$1,141,185,070
Distributions reinvested	35,894		—		13,341,141	640,510
Value of shares redeemed	(181,492,567)		(212,309,081)		(810,534,382)	(1,211,635,308)
Service Class
Proceeds from shares issued	797,199		1,382,659		13,591,204	6,313,372
Distributions reinvested	—		—		249,797	—
Value of shares redeemed	(818,383)		(1,489,865)		(13,894,705)	(6,212,027)
Change in net assets resulting from capital transactions	$2,053,106		$9,928,116		$(16,346,043)	$(69,708,383)
SHARE TRANSACTIONS:
Investor Class
Issued	6,410,429	(a)	3,373,582	(a)	8,603,573	16,722,179
Reinvested	1,140		—		165,070	8,176
Redeemed	(6,384,436	)(a)	(3,262,427	)(a)	(9,021,417)	(17,919,152)
Service Class
Issued	30,894	(a)	21,964	(a)	181,682	122,574
Reinvested	—		—		3,871	—
Redeemed	(32,023	)(a)	(23,923	)(a)	(185,084)	(116,796)
Change in shares	26,004		109,196		(252,305)	(1,183,019)

(a)  As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

(b)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 275

UltraChina ProFund		UltraDow 30 ProFund			UltraEmerging Markets ProFund
Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021	Year Ended July 31, 2020		Year Ended July 31, 2021	Year Ended July 31, 2020

$(238,254)	$(87,065)	$(158,869)	$70,685		$(104,185)	$(2,168)
(11,259,517)	2,347,812	13,515,086	637,821		3,118,485	2,251,987
(41,839)	1,102,307	3,815,475	(3,707,183)		1,523,572	(581,746)
(11,539,610)	3,363,054	17,171,692	(2,998,677)		4,537,872	1,668,073

—	(18,540)	(610,071)	(647,779)		—	—
—	—	(26,223)	(12,315)		—	—
—	(18,540)	(636,294)	(660,094)		—	—
11,962,459	(7,846,419)	(2,894,894)	(9,225,539)		(8,744,550)	(1,198,684)
422,849	(4,501,905)	13,640,504	(12,884,310)		(4,206,678)	469,389

17,626,455	22,128,360	26,772,191	39,656,501		13,528,460	13,059,071
$18,049,304	$17,626,455	$40,412,695	$26,772,191		$9,321,782	$13,528,460

$176,467,233	$164,216,210	$119,605,718	$132,077,328		$87,581,394	$58,922,518
—	16,996	598,752	627,652		—	—
(162,647,148)	(174,392,161)	(123,129,400)	(141,959,821)		(96,255,600)	(60,150,648)

8,950,334	10,513,287	1,698,870	2,397,458		8,619,737	1,487,276
—	—	25,794	12,012		—	—
(10,807,960)	(8,200,751)	(1,694,628)	(2,380,168)		(8,690,081)	(1,457,830)
$11,962,459	$(7,846,419)	$(2,894,894)	$(9,225,539)		$(8,744,550)	$(1,198,684)

8,162,546	12,768,952	2,242,739	3,411,969	(b)	989,742	1,110,504
—	1,217	11,920	11,999	(b)	—	—
(7,534,296)	(13,807,352)	(2,332,914)	(3,583,484	)(b)	(1,088,821)	(1,147,766)

450,094	894,328	36,918	72,947	(b)	106,783	30,899
—	—	595	263	(b)	—	—
(582,082)	(761,160)	(35,524)	(71,964	)(b)	(108,196)	(29,163)
496,262	(904,015)	(76,266)	(158,270)		(100,492)	(35,526)

See accompanying notes to the financial statements.

276 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraInternational ProFund		UltraJapan ProFund
	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021	Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(67,090)	$(20,826)	$(285,087)	$(105,607)
Net realized gains (losses) on investments	1,652,457	205,042	6,354,446	1,245,448
Change in net unrealized appreciation/depreciation on investments	278,041	(143,729)	(546,935)	(1,513,486)
Change in net assets resulting from operations	1,863,408	40,487	5,522,424	(373,645)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	(2,859,836)	1,071,924	(1,444,184)	(2,642,748)
Change in net assets	(996,428)	1,112,411	4,078,240	(3,016,393)
NET ASSETS:
Beginning of period	4,147,976	3,035,565	10,664,930	13,681,323
End of period	$3,151,548	$4,147,976	$14,743,170	$10,664,930
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$42,509,181	$29,356,213	$33,563,243	$37,049,450
Distributions reinvested	—	—	—	—
Value of shares redeemed	(45,293,025)	(28,309,877)	(34,991,209)	(39,540,913)
Service Class
Proceeds from shares issued	1,785,704	1,283,053	1,548,374	781,336
Distributions reinvested	—	—	—	—
Value of shares redeemed	(1,861,696)	(1,257,465)	(1,564,592)	(932,621)
Change in net assets resulting from capital transactions	$(2,859,836)	$1,071,924	$(1,444,184)	$(2,642,748)
SHARE TRANSACTIONS:
Investor Class
Issued	2,396,960	1,954,198	1,048,723	1,663,038
Reinvested	—	—	—	—
Redeemed	(2,561,061)	(1,836,095)	(1,096,149)	(1,769,558)
Service Class
Issued	109,259	96,348	55,054	38,775
Reinvested	—	—	—	—
Redeemed	(112,527)	(93,709)	(55,878)	(46,397)
Change in shares	(167,369)	120,742	(48,250)	(114,142)

(a)  As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 277

UltraLatin America ProFund		UltraMid-Cap ProFund		UltraNasdaq-100 ProFund
Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021		Year Ended July 31, 2020

$202,567	$324,230	$(324,008)	$(74,055)	$(9,218,621)		$(3,232,377)
5,200,289	(15,785,346)	21,553,550	(10,480,393)	385,879,527		164,514,477
3,518,368	(5,136,456)	9,103,349	(9,438,176)	128,157,884		125,276,852
8,921,224	(20,597,572)	30,332,891	(19,992,624)	504,818,790		286,558,952

(103,295)	(475,022)	—	(1,648,651)	(80,801,575)		(31,939,537)
(299)	—	—	(19,080)	(2,373,487)		(891,205)
(103,594)	(475,022)	—	(1,667,731)	(83,175,062)		(32,830,742)
(8,553,674)	5,254,085	1,528,795	(28,570,666)	55,383,868		(127,276,063)
263,956	(15,818,509)	31,861,686	(50,231,021)	477,027,596		126,452,147

15,822,686	31,641,195	31,019,464	81,250,485	643,242,889		516,790,742
$16,086,642	$15,822,686	$62,881,150	$31,019,464	$1,120,270,485		$643,242,889

$108,526,192	$137,140,165	$195,416,035	$204,052,026	$5,161,209,021		$2,977,012,703
103,129	474,290	—	1,634,259	77,131,534		30,817,276
(117,130,692)	(132,442,617)	(193,740,125)	(234,235,352)	(5,182,921,512)		(3,133,457,767)

3,529,666	2,898,523	7,602,041	1,165,927	26,771,308		13,859,721
299	—	—	18,608	2,359,556		875,193
(3,582,268)	(2,816,276)	(7,749,156)	(1,206,134)	(29,166,039)		(16,383,189)
$(8,553,674)	$5,254,085	$1,528,795	$(28,570,666)	$55,383,868		$(127,276,063)

7,675,974	10,361,132	3,588,244	5,322,076	67,509,246	(a)	68,660,390	(a)
6,172	14,222	—	34,560	1,039,926		688,578	(a)
(8,328,761)	(9,884,093)	(3,590,587)	(6,248,922)	(67,646,714	)(a)	(72,106,420	)(a)

240,359	232,057	156,776	40,621	433,340	(a)	396,980	(a)
18	—	—	484	41,447		24,546	(a)
(241,891)	(225,115)	(157,725)	(40,540)	(478,582	)(a)	(485,228	)(a)
(648,129)	498,203	(3,292)	(891,721)	898,663		(2,821,154)

See accompanying notes to the financial statements.

278 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort China ProFund		UltraShort Dow 30 ProFund
	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021		Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(17,455)	$(10,759)	$(74,517)		$(64,488)
Net realized gains (losses) on investments	668,372	(755,718)	(2,949,287)		(3,362,654)
Change in net unrealized appreciation/depreciation on investments	(388,798)	(128,652)	(67,703)		(9,030)
Change in net assets resulting from operations	262,119	(895,129)	(3,091,507)		(3,436,172)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(14,251)	—		(13,291)
Change in net assets resulting from distributions	—	(14,251)	—		(13,291)
Change in net assets resulting from capital transactions	1,449,529	(2,033,531)	509,117		4,388,140
Change in net assets	1,711,648	(2,942,911)	(2,582,390)		938,677
NET ASSETS:
Beginning of period	635,246	3,578,157	5,608,968		4,670,291
End of period	$2,346,894	$635,246	$3,026,578		$5,608,968
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$51,166,599	$69,612,623	$36,931,352		$89,971,099
Distributions reinvested	—	13,562	—		13,079
Value of shares redeemed	(49,715,951)	(71,668,763)	(36,332,238)		(85,838,508)
Service Class
Proceeds from shares issued	352,354	1,056,240	101,337		666,646
Value of shares redeemed	(353,473)	(1,047,193)	(191,334)		(424,176)
Change in net assets resulting from capital transactions	$1,449,529	$(2,033,531)	$509,117		$4,388,140
SHARE TRANSACTIONS:
Investor Class
Issued	4,021,641	1,906,608	1,329,209	(a)	1,567,830	(a)
Reinvested	—	388	—		252	(a)
Redeemed	(3,921,183)	(1,950,890)	(1,318,722	)(a)	(1,510,561	)(a)
Service Class
Issued	28,903	29,464	3,470	(a)	13,505	(a)
Redeemed	(29,085)	(29,922)	(6,215	)(a)	(7,900	)(a)
Change in shares	100,276	(44,352)	7,742		63,126

(a)  As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 279

UltraShort Emerging Markets ProFund				UltraShort International ProFund				UltraShort Japan ProFund
Year Ended July 31, 2021		Year Ended July 31, 2020		Year Ended July 31, 2021		Year Ended July 31, 2020		Year Ended July 31, 2021	Year Ended July 31, 2020

$(15,276)		$(14,830)		$(32,724)		$(28,710)		$(7,557)	$(6,364)
(471,701)		(795,062)		(1,120,240)		(1,314,506)		(125,533)	(171,974)
(77,642)		(82,742)		(175,965)		90,069		(40,336)	41,288
(564,619)		(892,634)		(1,328,929)		(1,253,147)		(173,426)	(137,050)

—		(7,510)		—		(15,691)		—	—
—		(7,510)		—		(15,691)		—	—
121,496		(1,026,941)		510,533		1,554,284		(409,172)	(32,304)
(443,123)		(1,927,085)		(818,396)		285,446		(582,598)	(169,354)

1,036,372		2,963,457		2,455,041		2,169,595		844,498	1,013,852
$593,249		$1,036,372		$1,636,645		$2,455,041		$261,900	$844,498

$28,735,607		$35,326,798		$12,690,540		$39,150,132		$11,695,004	$24,461,268
—		7,415		—		15,607		—	—
(28,628,322)		(36,364,890)		(12,180,381)		(37,611,132)		(12,134,986)	(24,464,871)

3,098,732		346,806		2,961		60,820		42,167	117,617
(3,084,521)		(343,070)		(2,587)		(61,143)		(11,357)	(146,318)
$121,496		$(1,026,941)		$510,533		$1,554,284		$(409,172)	$(32,304)

1,204,840	(a)	529,246	(a)	416,189	(a)	731,507	(a)	826,620	871,045
—		132	(a)	—		343	(a)	—	—
(1,205,269	)(a)	(542,542	)(a)	(401,410	)(a)	(713,490	)(a)	(845,940)	(864,385)

129,679	(a)	5,122	(a)	78	(a)	1,197	(a)	3,605	4,749
(129,914	)(a)	(4,804	)(a)	(79	)(a)	(1,217	)(a)	(1,089)	(4,776)
(664)		(12,846)		14,778		18,340		(16,804)	6,633

See accompanying notes to the financial statements.

280 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Latin America ProFund		UltraShort Mid-Cap ProFund
	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021	Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(34,508)	$(41,875)	$(32,414)	$(24,406)
Net realized gains (losses) on investments	(1,877,375)	147,775	(1,669,401)	(1,337,983)
Change in net unrealized appreciation/depreciation on investments	(168,423)	(56,863)	(47,870)	(7,051)
Change in net assets resulting from operations	(2,080,306)	49,037	(1,749,685)	(1,369,440)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(12,538)	—	(7,614)
Change in net assets resulting from distributions	—	(12,538)	—	(7,614)
Change in net assets resulting from capital transactions	(280,697)	(1,605,473)	464,023	2,634,562
Change in net assets	(2,361,003)	(1,568,974)	(1,285,662)	1,257,508
NET ASSETS:
Beginning of period	3,173,235	4,742,209	2,748,757	1,491,249
End of period	$812,232	$3,173,235	$1,463,095	$2,748,757
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$45,384,596	$111,890,023	$22,831,902	$36,458,084
Distributions reinvested	—	12,150	—	6,648
Value of shares redeemed	(45,679,802)	(113,424,970)	(22,409,510)	(33,841,841)
Service Class
Proceeds from shares issued	2,064,965	4,739,111	122,189	33,108
Value of shares redeemed	(2,050,456)	(4,821,787)	(80,558)	(21,437)
Change in net assets resulting from capital transactions	$(280,697)	$(1,605,473)	$464,023	$2,634,562
SHARE TRANSACTIONS:
Investor Class
Issued	2,656,787	3,035,705	2,849,991	1,815,470
Reinvested	—	507	—	381
Redeemed	(2,691,901)	(3,091,727)	(2,787,887)	(1,683,010)
Service Class
Issued	159,501	127,712	17,208	1,723
Redeemed	(159,992)	(128,762)	(14,815)	(865)
Change in shares	(35,605)	(56,565)	64,497	133,699

(a)  As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 14, 2020.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 281

UltraShort Nasdaq-100 ProFund				UltraShort Small-Cap ProFund		UltraSmall-Cap ProFund
Year Ended July 31, 2021		Year Ended July 31, 2020		Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021	Year Ended July 31, 2020
$(310,178)		$(160,260)		$(118,634)	$(83,525)	$(766,796)	$(208,740)
6,366,794		(6,334,728)		(6,416,308)	(6,777,254)	33,590,003	(3,077,247)
1,930,719		(2,388,284)		(301,265)	69,392	10,578,359	137,733
7,987,335		(8,883,272)		(6,836,207)	(6,791,387)	43,401,566	(3,148,254)

(6,099)		(48,964)		—	(17,184)	—	—
(6,099)		(48,964)		—	(17,184)	—	—
(8,144,025)		3,096,928		7,505,297	10,030,061	23,710,296	(25,384,147)
(162,789)		(5,835,308)		669,090	3,221,490	67,111,862	(28,532,401)

9,628,088		15,463,396		7,919,942	4,698,452	34,029,642	62,562,043
$9,465,299		$9,628,088		$8,589,032	$7,919,942	$101,141,504	$34,029,642

$1,619,137,898		$1,189,153,375		$123,161,547	$171,975,249	$819,249,211	$689,280,004
5,816		45,737		—	16,370	—	—
(1,627,463,105)		(1,186,114,928)		(116,118,960)	(161,971,331)	(795,780,334)	(714,210,736)

5,958,301		8,971,625		2,564,577	4,696,595	24,151,688	9,743,427
(5,782,935)		(8,958,881)		(2,101,867)	(4,686,822)	(23,910,269)	(10,196,842)
$(8,144,025)		$3,096,928		$7,505,297	$10,030,061	$23,710,296	$(25,384,147)

54,542,505	(a)	20,831,828	(a)	12,182,113	5,680,416	11,497,660	15,031,864
249		571	(a)	—	617	—	—
(54,215,707	)(a)	(20,715,520	)(a)	(11,456,203)	(5,443,583)	(11,186,978)	(15,295,847)

284,538	(a)	118,913	(a)	328,536	154,433	402,157	288,479
(277,227	)(a)	(119,101	)(a)	(262,122)	(150,602)	(396,141)	(290,393)
334,358		116,691		792,324	241,281	316,698	(265,897)

See accompanying notes to the financial statements.

282 :: Statements of Changes in Net Assets :: For the Periods Indicated

	U.S. Government Plus ProFund		Utilities UltraSector ProFund
	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2021	Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(188,980)	$(11,816)	$11,543	$384,205
Net realized gains (losses) on investments	(3,092,778)	11,405,620	1,226,994	(5,956,582)
Change in net unrealized appreciation/depreciation on investments	(461,278)	(218,202)	(155,218)	(1,415,262)
Change in net assets resulting from operations	(3,743,036)	11,175,602	1,083,319	(6,987,639)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(70,487)	(45,473)	(471,638)
Service Class	—	(105)	—	(18,130)
Change in net assets resulting from distributions	—	(70,592)	(45,473)	(489,768)
Change in net assets resulting from capital transactions	5,452,355	(13,189,424)	(1,317,530)	(16,280,571)
Change in net assets	1,709,319	(2,084,414)	(279,684)	(23,757,978)
NET ASSETS:
Beginning of period	24,311,731	26,396,145	9,065,529	32,823,507
End of period	$26,021,050	$24,311,731	$8,785,845	$9,065,529
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$249,390,358	$345,348,051	$30,768,460	$216,377,740
Distributions reinvested	—	65,522	44,822	469,736
Value of shares redeemed	(243,841,186)	(357,689,490)	(32,097,834)	(232,353,340)
Service Class
Proceeds from shares issued	5,676,297	59,176,692	1,357,975	3,911,788
Distributions reinvested	—	105	—	17,271
Value of shares redeemed	(5,773,114)	(60,090,304)	(1,390,953)	(4,703,766)
Change in net assets resulting from capital transactions	$5,452,355	$(13,189,424)	$(1,317,530)	$(16,280,571)
SHARE TRANSACTIONS:
Investor Class
Issued	3,623,278	4,968,295	565,097	3,626,927
Reinvested	—	974	843	7,881
Redeemed	(3,529,043)	(5,110,271)	(592,049)	(4,048,741)
Service Class
Issued	86,771	869,026	26,895	71,204
Reinvested	—	2	—	309
Redeemed	(87,768)	(885,760)	(27,421)	(89,152)
Change in shares	93,238	(157,734)	(26,635)	(431,572)

See accompanying notes to the financial statements.

Consolidated Statement of Cash Flows

284 :: Consolidated Statement of Cash Flows

Bitcoin Strategy ProFund
7/28/2021 to 7/31/2021**
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets from Operations	$(5,099)
Less: Change in net unrealized appreciation/depreciation of investments	18
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities
Purchases of investments	(354,931)
(Increase) Decrease in:
Due from Advisor under an expense limitation agreement	(16,082)
Prepaid Expenses	(28,384)
Increase (Decrease) in:
Interest payable (on reverse repurchase agreements)	2
Variation margin payable on futures contracts	4,969
Due to advisor for expenses paid in advance	28,699
Administration fees payable	1
Transfer agency fees payable	22
Fund accounting fees payable	1
Compliance services fees payable	1
Service fees payable	1
Other accrued expenses	15,772
Net cash provided by (used in) operating activities	$(355,010)
Cash Flow from Financing Activities:
Proceeds from reverse repurchase agreements	689,840
(Repayments of) reverse repurchase agreements	(344,920)
Proceeds from capital shares issued	464,774
Net cash provided by (used in) financing activities	$809,694
Net Increase (Decrease) in Cash and Cash Collateral at Brokers	454,684
Cash and segregated cash balances for futures contracts with brokers at the beginning of period	—
Cash and segregated cash balances for futures contracts with brokers at the end of period	$454,684
The following table provides a reconciliation of cash and cash collateral at brokers to the statement of assets and liabilities:
Cash	274,665
Segregated cash balances for futures contracts with brokers	180,019
Total cash and cash collateral at brokers	$454,684

**  Period from commencement of operations.

See accompanying notes to the financial statements.

Financial Highlights

286 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Investment Activities				Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized			In excess
	Value,	Investment	Gains	Total from	Net	of net	Return
	Beginning	Income	(Losses) on	Investment	Investment	Investment	of	Total
	of Period	(Loss)(a)	Investments	Activities	Income	Income	Capital	Distributions
Access Flex Bear High Yield ProFund
Investor Class
Nine Months Ended July 31, 2021	$33.20	(0.41)	(2.86)	(3.27)	—	—	—	—
Year Ended October 31, 2020	$33.78	(0.53)	(0.05)	(0.58)	—	—	—	—
Year Ended October 31, 2019	$37.85	(0.21)	(3.86)	(4.07)	—	—	—	—
Year Ended October 31, 2018	$38.27	(0.35)	(0.07)	(0.42)	—	—	—	—
Year Ended October 31, 2017(e)	$40.76	(0.50)	(1.99)	(2.49)	—	—	—	—
Year Ended October 31, 2016(e)	$45.65	(0.70)	(4.19)	(4.89)	—	—	—	—
Service Class
Nine Months Ended July 31, 2021	$28.71	(0.61)	(2.42)	(3.03)	—	—	—	—
Year Ended October 31, 2020	$29.49	(0.82)	0.04	(0.78)	—	—	—	—
Year Ended October 31, 2019	$33.40	(0.53)	(3.38)	(3.91)	—	—	—	—
Year Ended October 31, 2018	$34.11	(0.69)	(0.02)	(0.07)	—	—	—	—
Year Ended October 31, 2017(e)	$36.49	(0.85)	(1.53)	(2.38)	—	—	—	—
Year Ended October 31, 2016(e)	$41.25	(1.10)	(3.66)	(4.76)	—	—	—	—
Access Flex High Yield ProFund
Investor Class
Nine Months Ended July 31, 2021	$31.65	(0.34)	2.41	2.07	—	(0.81)	—	(0.81)
Year Ended October 31, 2020	$34.28	(0.39)	0.98	(1.37)	—	(1.14)	(0.12)	(1.26)
Year Ended October 31, 2019	$32.40	0.06	3.20	3.26	(0.06)	(1.32)	—	(1.38)
Year Ended October 31, 2018	$33.54	0.11	(0.18)	(0.07)	(0.11)	(0.69)	(0.27)	(1.07)
Year Ended October 31, 2017	$32.66	(0.16)	2.27	2.11	—	(1.23)	—	(1.23)
Year Ended October 31, 2016	$33.89	(0.26)	1.94	1.68	—	(2.91)	—	(2.91)
Service Class
Nine Months Ended July 31, 2021	$31.33	(0.59)	2.40	1.81	—	(0.61)	—	(0.61)
Year Ended October 31, 2020	$33.80	(0.71)	(0.96)	(1.67)	—	(0.72)	(0.08)	(0.80)
Year Ended October 31, 2019	$32.03	(0.27)	3.15	2.88	—	(1.11)	—	(1.11)
Year Ended October 31, 2018	$32.80	(0.21)	(0.17)	(0.38)	—	(0.29)	(0.10)	(0.39)
Year Ended October 31, 2017	$31.89	(0.48)	2.22	1.74	—	(0.83)	—	(0.83)
Year Ended October 31, 2016	$33.15	(0.57)	1.90	1.33	—	(2.59)	—	(2.59)

				Ratios to		Supplemental
			Average Net Assets			Data
Net						Net
Asset					Net	Assets,
Value,					Investment	End of	Portfolio
End of	Total		Gross	Net	Income	Period	Turnover
Period	Return(b)		Expenses(c)	Expenses(c)	(Loss)(c)	(000’s)	Rate(b)(d)

$29.93	(9.80)%		9.92%	1.78%	(1.78)%	$445	—
$33.20	(1.72)%		5.56%	1.78%	(1.56)%	$845	—
$33.78	(10.75)%		5.99%	1.78%	(0.60)%	$807	—
$37.85	(1.10)%		5.42%	1.78%	(0.92)%	$591	—
$38.27	(6.09	)%(f)	4.18%	1.78%	(1.30)%	$671	—
$40.76	(10.73)%		4.24%	1.78%	(1.63)%	$3,028	—

$25.68	(10.45)%		10.92%	2.78%	(2.78)%	$11	—
$28.71	(2.64)%		6.56%	2.78%	(2.56)%	$14	—
$29.49	(11.70)%		6.99%	2.78%	(1.60)%	$33	—
$33.40	(2.05)%		6.42%	2.78%	(1.92)%	$38	—
$34.11	(6.55	)%(f)	5.18%	2.78%	(2.30)%	$116	—
$36.49	(11.62)%		5.24%	2.78%	(2.63)%	$169	—

$32.91	6.63%		1.97%	1.78%	(1.39)%	$13,252	944%
$31.65	(4.05)%		2.07%	1.88%	(1.17)%	$17,557	1,534%
$34.28	10.26%		1.90%	1.90%	0.19%	$19,823	1,362%
$32.40	(0.21)%		1.77%	1.77%	0.35%	$25,909	1,334%
$33.54	6.58	%(g)	1.81%	1.81%	(0.49)%	$25,367	1,517%
$32.66	5.50%		1.64%	1.64%	(0.80)%	$41,517	1,851%

$32.53	5.81%		2.97%	2.78%	(2.39)%	$3,527	944%
$31.33	(4.98)%		3.07%	2.88%	(2.17)%	$2,806	1,534%
$33.80	9.12%		2.90%	2.90%	(0.81)%	$4,820	1,362%
$32.03	(1.15)%		2.77%	2.77%	(0.65)%	$2,648	1,334%
$32.80	5.54	%(g)	2.81%	2.81%	(1.49)%	$5,326	1,517%
$31.89	4.53%		2.64%	2.64%	(1.80)%	$8,834	1,851%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	As described in Note 9, adjusted for 1:5 reverse share split that occurred on December 5, 2016.
(f)	During the year ended October 31, 2017, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 3.30%.
(g)	During the year ended October 31, 2017, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.76%.

See accompanying notes to the financial statements.

Financial Highlights :: 287

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized				Net
	Value,	Investment	Gains	Total from	Net		Realized
	Beginning	Income	(Losses) on	Investment	Investment		Gains on	Total
	of Period	(Loss)(a)	Investments	Activities	Income		Investments	Distributions
Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2021	$28.48	0.23	28.01	28.24	—		—	—
Year Ended July 31, 2020	$50.38	0.47	(22.14)	(21.67)	(0.23)		—	(0.23)
Year Ended July 31, 2019	$54.83	0.42	(4.28)	(3.86)	(0.59)		—	(0.59)
Year Ended July 31, 2018	$44.79	0.16	9.88	10.04	—		—	—
Year Ended July 31, 2017	$27.42	(0.02)	17.39	17.37	—		—	—
Service Class
Year Ended July 31, 2021	$26.38	(0.19)	25.80	25.61	—		—	—
Year Ended July 31, 2020	$46.98	0.13	(20.73)	(20.60)	—		—	—
Year Ended July 31, 2019	$50.85	(0.03)	(3.84)	(3.87)	—		—	—
Year Ended July 31, 2018	$41.95	(0.33)	9.23	8.90	—		—	—
Year Ended July 31, 2017	$25.94	(0.38)	16.39	16.01	—		—	—
Basic Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2021	$63.17	(0.16)	38.67	38.51	(0.01)		(0.21)	(0.22)
Year Ended July 31, 2020	$63.98	0.08	(0.89)	(0.81)	—		—	—
Year Ended July 31, 2019	$74.26	0.12	(10.40)	(10.28)	—		—	—
Year Ended July 31, 2018	$63.66	(0.11)	10.71	10.60	—		—	—
Year Ended July 31, 2017	$52.40	0.13	11.22	11.35	(0.09	)(e)	—	(0.09)
Service Class
Year Ended July 31, 2021	$55.74	(0.92)	33.99	33.07	—		(0.21)	(0.21)
Year Ended July 31, 2020	$57.02	(0.44)	(0.84)	(1.28)	—		—	—
Year Ended July 31, 2019	$66.85	(0.45)	(9.38)	(9.83)	—		—	—
Year Ended July 31, 2018	$57.88	(0.77)	9.74	8.97	—		—	—
Year Ended July 31, 2017	$48.03	(0.38)	10.23	9.85	—		—	—

			Ratios to				Supplemental
		Average Net Assets					Data
Net							Net
Asset					Net		Assets,
Value,					Investment		End of	Portfolio
End of	Total	Gross	Net		Income		Period	Turnover
Period	Return	Expenses	Expenses		(Loss)		(000’s)	Rate(b)

$56.72	99.16%	1.53%	1.53%		0.43%		$122,655	144%
$28.48	(43.26)%	1.72%	1.72%		1.00%		$7,348	260%
$50.38	(6.69)%	1.80%	1.80%		0.88%		$9,484	75%
$54.83	22.39%	1.54%	1.54%		0.30%		$18,887	293%
$44.79	63.38%	1.55%	1.55%		(0.06)%		$16,953	252%

$51.99	97.08%	2.53%	2.53%		(0.57)%		$925	144%
$26.38	(43.84)%	2.72%	2.72%		—	%(c)	$300	260%
$46.98	(7.63)%	2.80%	2.80%		(0.12)%		$769	75%
$50.85	21.22%	2.54%	2.54%		(0.70)%		$964	293%
$41.95	61.66%	2.55%	2.55%		(1.06)%		$1,076	252%

$101.46	61.04%	1.82%	1.78%		(0.19)%		$10,709	698%
$63.17	(1.25)%	2.43%	1.85%		0.15%		$2,897	62%
$63.98	(13.84)%	2.15%	2.05	%(d)	0.19%		$4,637	179%
$74.26	16.65%	1.67%	1.67%		(0.15)%		$7,427	460%
$63.66	21.68%	1.67%	1.61%		0.23%		$8,266	179%

$88.60	59.44%	2.82%	2.78%		(1.19)%		$983	698%
$55.74	(2.24)%	3.43%	2.85%		(0.85)%		$278	62%
$57.02	(14.72)%	3.15%	3.05	%(d)	(0.81)%		$316	179%
$66.85	15.49%	2.67%	2.67%		(1.15)%		$601	460%
$57.88	20.50%	2.66%	2.60%		(0.76)%		$639	179%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Amount is less than 0.005%.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(e)	Subsequent to the issuance of the July 31, 2017 financial statements, $0.09 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

288 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized			Net
	Value,	Investment	Gains	Total from	Net	Realized
	Beginning	Income	(Losses) on	Investment	Investment	Gains on	Total
	of Period	(Loss)(a)	Investments	Activities	Income	Investments	Distributions
Bear ProFund
Investor Class
Year Ended July 31, 2021	$22.67	(0.33)	(6.32)	(6.65)	(0.01)	—	(0.01)
Year Ended July 31, 2020	$28.37	(0.25)	(5.38)	(5.63)	(0.07)	—	(0.07)
Year Ended July 31, 2019	$30.45	0.14	(2.22)	(2.08)	—	—	—
Year Ended July 31, 2018	$35.46	(0.11)	(4.90)	(5.01)	—	—	—
Year Ended July 31, 2017(c)	$41.56	(0.41)	(5.69)	(6.10)	—	—	—
Service Class
Year Ended July 31, 2021	$20.82	(0.51)	(5.75)	(6.26)	—	—	—
Year Ended July 31, 2020	$26.23	(0.50)	(4.91)	(5.41)	—	—	—
Year Ended July 31, 2019	$28.44	(0.14)	(2.07)	(2.21)	—	—	—
Year Ended July 31, 2018	$33.46	(0.42)	(4.60)	(5.02)	—	—	—
Year Ended July 31, 2017(c)	$39.62	(0.79)	(5.37)	(6.16)	—	—	—
Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2021	$72.23	(0.27)	21.37	21.10	—	(8.07)	(8.07)
Year Ended July 31, 2020	$51.90	(0.06)	22.42	22.36	—	(2.03)	(2.03)
Year Ended July 31, 2019	$66.16	0.11	(11.50)	(11.39)	—	(2.87)	(2.87)
Year Ended July 31, 2018	$63.85	(0.05)	6.85	6.80	—	(4.49)	(4.49)
Year Ended July 31, 2017	$56.32	(0.15)	7.68	7.53	—	—	—
Service Class
Year Ended July 31, 2021	$55.00	(0.80)	15.73	14.93	—	(8.07)	(8.07)
Year Ended July 31, 2020	$40.29	(0.52)	17.26	16.74	—	(2.03)	(2.03)
Year Ended July 31, 2019	$52.66	(0.35)	(9.15)	(9.50)	—	(2.87)	(2.87)
Year Ended July 31, 2018	$52.18	(0.58)	5.55	4.97	—	(4.49)	(4.49)
Year Ended July 31, 2017	$46.48	(0.60)	6.30	5.70	—	—	—

			Ratios to		Supplemental
		Average Net Assets			Data
Net					Net
Asset				Net	Assets,
Value,				Investment	End of	Portfolio
End of	Total	Gross	Net	Income	Period	Turnover
Period	Return	Expenses	Expenses	(Loss)	(000’s)	Rate(b)

$16.01	(29.33)%	1.74%	1.74%	(1.73)%	$9,799	—
$22.67	(19.87)%	1.86%	1.86%	(0.95)%	$15,698	—
$28.37	(6.83)%	1.77%	1.77%	0.48%	$19,388	—
$30.45	(14.13)%	1.59%	1.59%	(0.34)%	$12,790	—
$35.46	(14.66)%	1.63%	1.63%	(1.07)%	$45,370	—

$14.56	(30.07)%	2.74%	2.74%	(2.73)%	$789	—
$20.82	(20.63)%	2.86%	2.86%	(1.95)%	$677	—
$26.23	(7.77)%	2.77%	2.77%	(0.52)%	$761	—
$28.44	(15.00)%	2.59%	2.59%	(1.34)%	$659	—
$33.46	(15.51)%	2.63%	2.63%	(2.07)%	$2,667	—

$85.26	32.02%	1.55%	1.55%	(0.37)%	$168,280	62%
$72.23	43.62%	1.61%	1.61%	(0.10)%	$188,065	52%
$51.90	(17.10)%	1.52%	1.52%	0.19%	$161,970	23%
$66.16	10.94%	1.43%	1.43%	(0.08)%	$246,238	11%
$63.85	13.37%	1.45%	1.45%	(0.28)%	$320,937	14%

$61.86	30.74%	2.54%	2.54%	(1.36)%	$5,358	62%
$55.00	42.20%	2.60%	2.60%	(1.09)%	$5,999	52%
$40.29	(17.93)%	2.52%	2.52%	(0.80)%	$5,559	23%
$52.66	9.83%	2.43%	2.43%	(1.08)%	$9,183	11%
$52.18	12.26%	2.45%	2.45%	(1.28)%	$12,721	14%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts adjusted for 1:5 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

Financial Highlights :: 289

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized			Net
	Value,	Investment	Gains	Total from	Net	Realized
	Beginning	Income	(Losses) on	Investment	Investment	Gains on	Total
	of Period	(Loss)(a)	Investments	Activities	Income	Investments	Distributions
Bitcoin Strategy ProFund(e)
Investor Class
July 28, 2021 through July 31, 2021(f)	$25.00	— (g)	(0.30)	(0.30)	—	—	—
Bull ProFund
Investor Class
Year Ended July 31, 2021	$48.91	(0.24)	16.31	16.07	(0.16)	(2.91)	(3.07)
Year Ended July 31, 2020(i)	$45.33	(0.01)	4.39	4.38	(0.18)	(0.62)	(0.80)
Year Ended July 31, 2019(i)	$42.99	0.23	2.35	2.58	—	(0.24)	(0.24)
Year Ended July 31, 2018(i)	$37.65	0.08	5.26	5.34	—	—	—
Year Ended July 31, 2017(i)	$33.11	(0.15)	4.69	4.54	—	—	—
Service Class
Year Ended July 31, 2021	$40.09	(0.68)	13.27	12.59	—	(2.91)	(2.91)
Year Ended July 31, 2020(i)	$37.50	(0.38)	3.59	3.21	—	(0.62)	(0.62)
Year Ended July 31, 2019(i)	$35.96	(0.12)	1.90	1.78	—	(0.24)	(0.24)
Year Ended July 31, 2018(i)	$31.80	(0.25)	4.41	4.16	—	—	—
Year Ended July 31, 2017(i)	$28.25	(0.45)	4.00	3.55	—	—	—

				Ratios to			Supplemental
		Average Net Assets					Data
Net							Net
Asset						Net	Assets,
Value,						Investment	End of	Portfolio
End of	Total	Gross		Net		Income	Period	Turnover
Period	Return(b)	Expenses(c)		Expenses(c)		(Loss)(c)	(000’s)	Rate(d)

$24.70	(1.20)%	24.80	%(h)	1.30	%(h)	(1.28)%	$524	—

$61.91	34.03%	1.55%		1.55%		(0.45)%	$56,064	15%
$48.91	9.68%	1.63%		1.63%		(0.01)%	$72,210	84%
$45.33	5.99%	1.54%		1.54%		0.54%	$61,121	3%
$42.99	14.20%	1.44%		1.44%		0.21%	$47,074	26%
$37.65	13.68%	1.58%		1.58%		(0.44)%	$80,095	4%

$49.77	32.73%	2.55%		2.55%		(1.45)%	$7,148	15%
$40.09	8.57%	2.63%		2.63%		(1.01)%	$5,327	84%
$37.50	4.93%	2.54%		2.54%		(0.45)%	$4,232	3%
$35.96	13.08%	2.43%		2.43%		(0.78)%	$4,676	26%
$31.80	12.55%	2.58%		2.58%		(1.44)%	$8,533	4%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	Consolidated Financial Highlights.
(f)	Period from commencement of operations.
(g)	Amount is less than $0.005.
(h)	The expense ratios reflect all interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts. Excluding interest expense and these other costs, the net expense ratio would have been 0.84%.
(i)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

290 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized				Net
	Value,	Investment	Gains		Total from	Net	Realized
	Beginning	Income	(Losses) on		Investment	Investment	Gains on	Total
	of Period	(Loss)(a)	Investments		Activities	Income	Investments	Distributions
Communication Services UltraSector ProFund
Investor Class
Year Ended July 31, 2021	$104.67	(1.61)	69.67		68.06	—	—	—
Year Ended July 31, 2020	$92.86	(0.99)	15.68		14.69	(2.88)	—	(2.88)
Year Ended July 31, 2019	$72.76	2.15	17.95		20.10	—	—	—
Year Ended July 31, 2018	$72.31	0.03	0.42		0.45	—	—	—
Year Ended July 31, 2017	$61.09	(1.02)	12.24		11.22	—	—	—
Service Class
Year Ended July 31, 2021	$85.98	(2.72)	57.26		54.54	—	—	—
Year Ended July 31, 2020	$76.53	(1.74)	12.99		11.25	(1.80)	—	(1.80)
Year Ended July 31, 2019	$60.55	1.45	14.53		15.98	—	—	—
Year Ended July 31, 2018	$60.80	(0.54)	0.29		(0.25)	—	—	—
Year Ended July 31, 2017	$51.86	(1.62)	10.56		8.94	—	—	—
Consumer Goods UltraSector ProFund
Investor Class
Year Ended July 31, 2021(d)	$59.24	(0.31)	32.92		32.61	—	—	—
Year Ended July 31, 2020(d)	$53.09	0.23	7.52	(e)	7.75	—	(1.60)	(1.60)
Year Ended July 31, 2019(d)	$51.20	0.07	2.51		2.58	(0.69)	—	(0.69)
Year Ended July 31, 2018(d)	$53.04	0.23	(1.15)		(0.92)	(0.04)	(0.88)	(0.92)
Year Ended July 31, 2017(d)	$49.21	0.10	3.73		3.83	—	—	—
Service Class
Year Ended July 31, 2021(d)	$53.19	(1.01)	29.48		28.47	—	—	—
Year Ended July 31, 2020(d)	$48.29	(0.25)	6.75	(e)	6.50	—	(1.60)	(1.60)
Year Ended July 31, 2019(d)	$46.44	(0.37)	2.36		1.99	(0.14)	—	(0.14)
Year Ended July 31, 2018(d)	$48.62	(0.25)	(1.05)		(1.30)	—	(0.88)	(0.88)
Year Ended July 31, 2017(d)	$45.56	(0.35)	3.41		3.06	—	—	—

			Ratios to			Supplemental
		Average Net Assets				Data
Net						Net
Asset					Net	Assets,
Value,					Investment	End of	Portfolio
End of	Total	Gross	Net		Income	Period	Turnover
Period	Return	Expenses	Expenses		(Loss)	(000’s)	Rate(b)

$172.73	65.05%	1.91%	1.82%		(1.17)%	$11,327	138%
$104.67	16.07%	2.37%	2.11	%(c)	(1.08)%	$5,587	82%
$92.86	27.62%	1.62%	1.62%		2.51%	$10,109	805%
$72.76	0.62%	2.22%	1.78%		0.05%	$5,680	818%
$72.31	18.37%	1.82%	1.78%		(1.46)%	$7,108	562%

$140.52	63.43%	2.91%	2.82%		(2.17)%	$205	138%
$85.98	14.89%	3.37%	3.11	%(c)	(2.08)%	$153	82%
$76.53	26.35%	2.62%	2.62%		1.51%	$166	805%
$60.55	(0.38)%	3.22%	2.78%		(0.95)%	$123	818%
$60.80	17.22%	2.82%	2.78%		(2.46)%	$313	562%

$91.85	55.06%	1.88%	1.78%		(0.40)%	$4,950	209%
$59.24	14.68%	2.08%	1.78%		0.44%	$7,596	162%
$53.09	5.40%	2.11%	1.91%		0.15%	$4,495	46%
$51.20	(1.87)%	1.89%	1.83%		0.44%	$5,321	155%
$53.04	7.77%	1.76%	1.76%		0.19%	$28,186	199%

$81.66	53.53%	2.88%	2.78%		(1.40)%	$441	209%
$53.19	13.53%	3.08%	2.78%		(0.56)%	$457	162%
$48.29	4.38%	3.09%	2.89%		(0.83)%	$391	46%
$46.44	(2.85)%	2.89%	2.83%		(0.56)%	$699	155%
$48.62	6.72%	2.76%	2.76%		(0.81)%	$1,077	199%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(d)	As described in Note 9, share amounts adjusted for 2:1 share split that occurred on December 14, 2020.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 291

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized			Net
	Value,	Investment	Gains	Total from	Net	Realized
	Beginning	Income	(Losses) on	Investment	Investment	Gains on	Total
	of Period	(Loss)(a)	Investments	Activities	Income	Investments	Distributions
Consumer Services UltraSector ProFund
Investor Class
Year Ended July 31, 2021	$54.08	(0.64)	21.74	21.10	—	(2.41)	(2.41)
Year Ended July 31, 2020(c)	$46.43	(0.24)	7.89	7.65	—	—	—
Year Ended July 31, 2019(c)	$43.14	(0.06)	5.21	5.15	—	(1.86)	(1.86)
Year Ended July 31, 2018(c)	$34.40	(0.09)	9.58	9.49	—	(0.75)	(0.75)
Year Ended July 31, 2017(c)	$29.22	(0.10)	5.28	5.18	—	—	—
Service Class
Year Ended July 31, 2021	$45.99	(1.19)	18.47	17.28	—	(2.41)	(2.41)
Year Ended July 31, 2020(c)	$39.89	(0.63)	6.73	6.10	—	—	—
Year Ended July 31, 2019(c)	$37.73	(0.43)	4.45	4.02	—	(1.86)	(1.86)
Year Ended July 31, 2018(c)	$30.47	(0.43)	8.44	8.01	—	(0.75)	(0.75)
Year Ended July 31, 2017(c)	$26.15	(0.38)	4.70	4.32	—	—	—
Europe 30 ProFund
Investor Class
Year Ended July 31, 2021	$10.91	0.13	3.23	3.36	(0.30)	—	(0.30)
Year Ended July 31, 2020	$12.56	0.16	(1.70)	(1.54)	(0.11)	—	(0.11)
Year Ended July 31, 2019	$14.58	0.25	(0.86)	(0.61)	(1.41)	—	(1.41)
Year Ended July 31, 2018	$13.99	0.17	0.56	0.73	(0.14)	—	(0.14)
Year Ended July 31, 2017	$11.99	0.24	2.15	2.39	(0.39)	—	(0.39)
Service Class
Year Ended July 31, 2021	$11.90	(0.01)	3.54	3.53	(0.18)	—	(0.18)
Year Ended July 31, 2020	$13.74	0.03	(1.87)	(1.84)	—	—	—
Year Ended July 31, 2019	$15.32	0.11	(0.83)	(0.72)	(0.86)	—	(0.86)
Year Ended July 31, 2018	$14.72	0.02	0.58	0.60	—	—	—
Year Ended July 31, 2017	$12.35	0.10	2.27	2.37	—	—	—

				Ratios to		Supplemental
			Average Net Assets			Data
Net						Net
Asset					Net	Assets,
Value,					Investment	End of	Portfolio
End of	Total		Gross	Net	Income	Period	Turnover
Period	Return		Expenses	Expenses	(Loss)	(000’s)	Rate(b)

$72.77	39.66%		1.56%	1.56%	(0.97)%	$76,287	130%
$54.08	16.47%		1.67%	1.67%	(0.53)%	$44,827	80%
$46.43	13.46%		1.57%	1.57%	(0.13)%	$90,523	106%
$43.14	27.92%		1.52%	1.52%	(0.22)%	$131,835	35%
$34.40	17.70%		1.58%	1.58%	(0.32)%	$32,182	123%

$60.86	38.29%		2.56%	2.56%	(1.97)%	$1,594	130%
$45.99	15.30%		2.67%	2.67%	(1.53)%	$1,595	80%
$39.89	12.34%		2.57%	2.57%	(1.13)%	$2,524	106%
$37.73	26.64%		2.52%	2.52%	(1.22)%	$5,163	35%
$30.47	16.52%		2.58%	2.58%	(1.32)%	$1,077	123%

$13.97	31.39%		2.15%	1.78%	1.03%	$3,190	522%
$10.91	(12.42)%		2.20%	1.78%	1.35%	$4,306	1,122%
$12.56	(3.95	)%(d)	2.23%	1.78%	1.96%	$4,997	1,311%
$14.58	5.30	%(e)	1.87%	1.75%	1.19%	$3,109	540%
$13.99	20.40%		1.82%	1.78%	1.90%	$11,133	1,157%

$15.25	30.05%		3.15%	2.78%	0.03%	$212	522%
$11.90	(13.46)%		3.20%	2.78%	0.35%	$159	1,122%
$13.74	(4.80	)%(d)	3.23%	2.78%	0.96%	$265	1,311%
$15.32	4.14	%(e)	2.87%	2.75%	0.19%	$328	540%
$14.72	19.19%		2.82%	2.78%	0.90%	$477	1,157%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
(d)	During the year ended July 31, 2019, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 2.65%.
(e)	During the year ended July 31, 2018, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.44%.

See accompanying notes to the financial statements.

292 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2021	$16.41	(0.29)	0.11 (c)	(0.18)	—	—
Year Ended July 31, 2020	$15.97	(0.12)	0.56	0.44	—	—
Year Ended July 31, 2019	$17.03	0.08	(1.14)	(1.06)	—	—
Year Ended July 31, 2018	$17.77	(0.08)	(0.66)	(0.74)	—	—
Year Ended July 31, 2017	$17.76	(0.22)	0.23	0.01	—	—
Service Class
Year Ended July 31, 2021	$15.05	(0.44)	0.10 (c)	(0.34)	—	—
Year Ended July 31, 2020	$14.81	(0.27)	0.51	0.24	—	—
Year Ended July 31, 2019	$15.93	(0.08)	(1.04)	(1.12)	—	—
Year Ended July 31, 2018	$16.78	(0.24)	(0.61)	(0.85)	—	—
Year Ended July 31, 2017	$16.92	(0.38)	0.24	(0.14)	—	—
Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2021	$19.18	(0.11)	13.92	13.81	—	—
Year Ended July 31, 2020	$24.82	0.03	(5.21)	(5.18)	(0.46)	(0.46)
Year Ended July 31, 2019	$23.18	0.13	1.51	1.64	—	—
Year Ended July 31, 2018	$19.90	0.01	3.27	3.28	—	—
Year Ended July 31, 2017	$14.65	(0.01)	5.26	5.25	—	—
Service Class
Year Ended July 31, 2021	$16.31	(0.33)	11.78	11.45	—	—
Year Ended July 31, 2020	$21.11	(0.16)	(4.48)	(4.64)	(0.16)	(0.16)
Year Ended July 31, 2019	$19.91	(0.07)	1.27	1.20	—	—
Year Ended July 31, 2018	$17.27	(0.18)	2.82	2.64	—	—
Year Ended July 31, 2017	$12.83	(0.16)	4.60	4.44	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$16.23	(1.10)%		3.20%	1.78%	(1.77)%	$1,240	—
$16.41	2.76	%(d)	5.66%	1.78%	(0.78)%	$1,230	—
$15.97	(6.22)%		2.98%	1.78%	0.48%	$1,000	—
$17.03	(4.16)%		2.96%	1.78%	(0.44)%	$1,255	—
$17.77	0.06%		3.38%	1.78%	(1.33)%	$1,965	—

$14.71	(2.12)%		4.20%	2.78%	(2.77)%	$2	—
$15.05	1.82	%(d)	6.66%	2.78%	(1.78)%	$2	—
$14.81	(7.09)%		3.98%	2.78%	(0.52)%	$7	—
$15.93	(5.07)%		3.96%	2.78%	(1.44)%	$744	—
$16.78	(0.89)%		4.38%	2.78%	(2.33)%	$487	—

$32.99	72.00%		1.79%	1.75%	(0.38)%	$11,499	650%
$19.18	(21.40)%		1.87%	1.84%	0.13%	$4,239	271%
$24.82	7.07%		1.72%	1.72%	0.56%	$39,881	394%
$23.18	16.48%		1.66%	1.66%	0.06%	$9,238	360%
$19.90	35.84%		1.68%	1.68%	(0.03)%	$15,981	211%

$27.76	70.20%		2.79%	2.75%	(1.38)%	$675	650%
$16.31	(22.20)%		2.87%	2.84%	(0.87)%	$443	271%
$21.11	5.97%		2.72%	2.72%	(0.44)%	$1,326	394%
$19.91	15.34%		2.66%	2.66%	(0.94)%	$811	360%
$17.27	34.61%		2.68%	2.68%	(1.03)%	$1,588	211%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	During the year ended July 31, 2019, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 2.65%.

See accompanying notes to the financial statements.

Financial Highlights :: 293

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2021	$75.52	(0.50)	30.99	30.49	—	—		—
Year Ended July 31, 2020	$61.57	(0.19)	14.17	13.98	(0.03)	—		(0.03)
Year Ended July 31, 2019	$60.66	0.10	0.83	0.93	(0.02)	—		(0.02)
Year Ended July 31, 2018	$56.25	(0.05)	10.27	10.22	—	(5.81)		(5.81)
Year Ended July 31, 2017	$51.01	(0.14)	5.38	5.24	—	—		—
Service Class
Year Ended July 31, 2021	$62.29	(1.19)	25.49	24.30	—	—		—
Year Ended July 31, 2020	$51.25	(0.73)	11.77	11.04	—	—		—
Year Ended July 31, 2019	$50.97	(0.40)	0.68	0.28	—	—		—
Year Ended July 31, 2018	$48.57	(0.53)	8.74	8.21	—	(5.81)		(5.81)
Year Ended July 31, 2017	$44.49	(0.57)	4.65	4.08	—	—		—
Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2021	$36.50	(0.44)	24.99	24.55	—	—		—
Year Ended July 31, 2020(c)	$39.16	(0.09)	(2.57)	(2.66)	—	—		—
Year Ended July 31, 2019(c)	$36.86	(0.04)	2.34	2.30	—	—		—
Year Ended July 31, 2018(c)	$31.94	(0.04)	6.39	6.35	—	(1.43	)(c)	(1.43)
Year Ended July 31, 2017(c)	$25.23	(0.06)	6.77	6.71	—	—		—
Service Class
Year Ended July 31, 2021	$31.55	(0.89)	21.57	20.68	—	—		—
Year Ended July 31, 2020(c)	$34.18	(0.42)	(2.21)	(2.63)	—	—		—
Year Ended July 31, 2019(c)	$32.50	(0.35)	2.03	1.68	—	—		—
Year Ended July 31, 2018(c)	$28.59	(0.35)	5.69	5.34	—	(1.43	)(c)	(1.43)
Year Ended July 31, 2017(c)	$22.80	(0.31)	6.10	5.79	—	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$106.01	40.37%	1.73%	1.73%	(0.59)%	$40,753	226%
$75.52	22.71%	1.78%	1.78%	(0.28)%	$46,004	201%
$61.57	1.54%	1.58%	1.58%	0.16%	$14,650	226%
$60.66	19.30%	1.56%	1.56%	(0.09)%	$39,320	151%
$56.25	10.25%	1.58%	1.58%	(0.27)%	$60,081	215%

$86.59	39.03%	2.71%	2.71%	(1.57)%	$1,213	226%
$62.29	21.54%	2.74%	2.74%	(1.24)%	$1,180	201%
$51.25	0.55%	2.55%	2.55%	(0.81)%	$1,328	226%
$50.97	18.14%	2.55%	2.55%	(1.08)%	$2,230	151%
$48.57	9.17%	2.58%	2.58%	(1.27)%	$2,507	215%

$61.05	67.26%	1.86%	1.78%	(0.84)%	$19,362	427%
$36.50	(6.78)%	2.12%	1.87%	(0.23)%	$4,033	57%
$39.16	6.22%	1.84%	1.84%	(0.10)%	$9,520	485%
$36.86	20.04%	1.63%	1.63%	(0.12)%	$7,850	240%
$31.94	26.61%	1.72%	1.72%	(0.21)%	$27,147	294%

$52.23	65.58%	2.86%	2.78%	(1.84)%	$404	427%
$31.55	(7.69)%	3.12%	2.87%	(1.23)%	$226	57%
$34.18	5.16%	2.84%	2.84%	(1.10)%	$962	485%
$32.50	18.83%	2.63%	2.63%	(1.12)%	$510	240%
$28.59	25.36%	2.72%	2.72%	(1.21)%	$889	294%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

294 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2021(c)	$66.20	(0.95)	28.88	27.93	(14.34)	(14.34)
Year Ended July 31, 2020(c)	$49.72	(0.46)	17.00	16.54	(0.06)	(0.06)
Year Ended July 31, 2019(c)	$46.29	(0.34)	3.78	3.43	—	—
Year Ended July 31, 2018(c)	$32.50	(0.38)	17.40	17.02	(3.23)	(3.23)
Year Ended July 31, 2017(c)	$23.08	(0.31)	9.78	9.47	(0.05)	(0.05)
Service Class
Year Ended July 31, 2021(c)	$50.74	(1.49)	21.74	20.25	(14.34)	(14.34)
Year Ended July 31, 2020(c)	$38.50	(0.83)	13.13	12.30	(0.06)	(0.06)
Year Ended July 31, 2019(c)	$36.20	(0.70)	3.00	2.30	—	—
Year Ended July 31, 2018(c)	$26.25	(0.70)	13.88	13.18	(3.23)	(3.23)
Year Ended July 31, 2017(c)	$18.84	(0.53)	7.99	7.46	(0.05)	(0.05)
Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2021	$111.89	(0.81)	39.10	38.29	(4.14)	(4.14)
Year Ended July 31, 2020	$95.94	(0.33)	20.61	20.28	(4.33)	(4.33)
Year Ended July 31, 2019	$90.85	(0.12)	6.68	6.56	(1.47)	(1.47)
Year Ended July 31, 2018	$77.09	(0.15)	15.06	14.91	(1.15)	(1.15)
Year Ended July 31, 2017	$68.05	— (d)	9.97	9.97	(0.93)	(0.93)
Service Class
Year Ended July 31, 2021	$92.09	(1.83)	31.99	30.16	(4.14)	(4.14)
Year Ended July 31, 2020	$80.47	(1.14)	17.09	15.95	(4.33)	(4.33)
Year Ended July 31, 2019	$77.22	(0.89)	5.61	4.72	(1.47)	(1.47)
Year Ended July 31, 2018	$66.34	(0.85)	12.88	12.03	(1.15)	(1.15)
Year Ended July 31, 2017	$59.27	(0.62)	8.62	8.00	(0.93)	(0.93)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$79.79	45.51%	1.52%	1.52%	(1.34)%		$224,716	55%
$66.20	33.31%	1.60%	1.60%	(0.97)%		$206,228	59%
$49.72	7.43%	1.50%	1.50%	(0.75)%		$209,745	61%
$46.29	55.54%	1.42%	1.42%	(0.94)%		$275,914	69%
$32.50	41.01%	1.46%	1.46%	(1.17)%		$139,470	27%

$56.65	44.07%	2.52%	2.52%	(2.34)%		$14,190	55%
$50.74	32.01%	2.60%	2.60%	(1.97)%		$9,906	59%
$38.50	6.35%	2.50%	2.50%	(1.75)%		$10,311	61%
$36.20	54.00%	2.42%	2.42%	(1.94)%		$16,652	69%
$26.25	39.59%	2.46%	2.46%	(2.17)%		$8,697	27%

$146.04	34.95%	1.59%	1.59%	(0.66)%		$31,409	297%
$111.89	21.78%	1.69%	1.69%	(0.34)%		$50,145	358%
$95.94	7.56%	1.61%	1.61%	(0.14)%		$22,113	536%
$90.85	19.47%	1.57%	1.57%	(0.18)%		$33,364	380%
$77.09	14.82%	1.68%	1.68%	—	%(e)	$32,726	592%

$118.11	33.61%	2.58%	2.58%	(1.66)%		$1,467	297%
$92.09	20.53%	2.69%	2.69%	(1.34)%		$1,014	358%
$80.47	6.50%	2.61%	2.61%	(1.14)%		$3,894	536%
$77.22	18.28%	2.57%	2.57%	(1.18)%		$1,307	380%
$66.34	13.68%	2.68%	2.68%	(1.00)%		$3,945	592%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.
(d)	Amount is less than $0.005.
(e)	Amount is less than 0.005%.

See accompanying notes to the financial statements.

Financial Highlights :: 295

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2021	$63.28	0.47	20.59	21.06	—	—	—
Year Ended July 31, 2020	$66.30	0.64	(3.66)	(3.02)	—	—	—
Year Ended July 31, 2019	$66.02	0.45	2.05	2.50	—	(2.22)	(2.22)
Year Ended July 31, 2018	$61.42	0.40	4.84	5.24	(0.42)	(0.22)	(0.64)
Year Ended July 31, 2017	$54.89	0.43	6.23	6.66	(0.13)	—	(0.13)
Service Class
Year Ended July 31, 2021	$55.95	(0.19)	18.08	17.89	—	—	—
Year Ended July 31, 2020	$59.23	0.05	(3.33)	(3.28)	—	—	—
Year Ended July 31, 2019	$59.82	(0.12)	1.75	1.63	—	(2.22)	(2.22)
Year Ended July 31, 2018	$55.88	(0.18)	4.34	4.16	—	(0.22)	(0.22)
Year Ended July 31, 2017	$50.33	(0.10)	5.65	5.55	—	—	—
Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2021	$96.99	(0.78)	35.25	34.47	—	(3.08)	(3.08)
Year Ended July 31, 2020	$94.01	(0.79)	3.77	2.98	—	—	—
Year Ended July 31, 2019	$93.83	(0.40)	0.58	0.18	—	—	—
Year Ended July 31, 2018	$82.27	(0.50)	12.06	11.56	—	—	—
Year Ended July 31, 2017	$73.58	(0.44)	9.13	8.69	—	—	—
Service Class
Year Ended July 31, 2021	$79.88	(1.74)	29.00	27.26	—	(3.08)	(3.08)
Year Ended July 31, 2020	$78.22	(1.56)	3.22	1.66	—	—	—
Year Ended July 31, 2019	$78.84	(1.15)	0.53	(0.62)	—	—	—
Year Ended July 31, 2018	$69.82	(1.25)	10.27	9.02	—	—	—
Year Ended July 31, 2017	$63.07	(1.09)	7.84	6.75	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$84.34	33.28%	1.71%	1.71%	0.63%	$4,334	769%
$63.28	(4.55)%	1.75%	1.75%	0.94%	$4,704	481%
$66.30	4.38%	1.80%	1.77%	0.71%	$11,810	1,011%
$66.02	8.55%	1.85%	1.78%	0.64%	$5,296	788%
$61.42	12.12%	1.85%	1.78%	0.75%	$6,916	498%

$73.84	31.97%	2.71%	2.71%	(0.37)%	$1,855	769%
$55.95	(5.54)%	2.75%	2.75%	(0.06)%	$1,421	481%
$59.23	3.37%	2.80%	2.77%	(0.29)%	$1,233	1,011%
$59.82	7.44%	2.85%	2.78%	(0.36)%	$635	788%
$55.88	11.01%	2.85%	2.78%	(0.25)%	$2,159	498%

$128.38	35.95%	1.69%	1.69%	(0.74)%	$3,719	233%
$96.99	3.17%	1.77%	1.77%	(0.88)%	$38,215	457%
$94.01	0.19%	1.73%	1.73%	(0.44)%	$17,792	385%
$93.83	14.05%	1.70%	1.70%	(0.56)%	$19,895	384%
$82.27	11.81%	1.80%	1.78%	(0.59)%	$9,086	242%

$104.06	34.61%	2.69%	2.69%	(1.74)%	$782	233%
$79.88	2.12%	2.77%	2.77%	(1.88)%	$780	457%
$78.22	(0.79)%	2.73%	2.73%	(1.44)%	$2,315	385%
$78.84	12.92%	2.70%	2.70%	(1.56)%	$950	384%
$69.82	10.68%	2.80%	2.78%	(1.59)%	$1,305	242%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

296 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Mid-Cap ProFund
Investor Class
Year Ended July 31, 2021	$78.62	(1.05)	35.48	34.43	—		(0.23)	(0.23)
Year Ended July 31, 2020	$87.39	(0.41)	(4.01)	(4.42)	(0.08)		(4.27)	(4.35)
Year Ended July 31, 2019	$91.18	0.02	(1.59)	(1.57)	(0.05)		(2.17)	(2.22)
Year Ended July 31, 2018	$87.31	(0.20)	10.73	10.53	—		(6.66)	(6.66)
Year Ended July 31, 2017	$77.58	(0.42)	10.15	9.73	—		—	—
Service Class
Year Ended July 31, 2021	$63.84	(1.86)	28.86	27.00	—		(0.23)	(0.23)
Year Ended July 31, 2020	$72.34	(1.07)	(3.16)	(4.23)	—		(4.27)	(4.27)
Year Ended July 31, 2019	$76.62	(0.69)	(1.42)	(2.11)	—		(2.17)	(2.17)
Year Ended July 31, 2018	$75.06	(0.96)	9.18	8.22	—		(6.66)	(6.66)
Year Ended July 31, 2017	$67.36	(1.13)	8.83	7.70	—		—	—
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2021	$62.48	0.10	33.50	33.60	(0.17)		—	(0.17)
Year Ended July 31, 2020	$73.65	0.20	(11.06)	(10.86)	(0.31	)(d)	—	(0.31)
Year Ended July 31, 2019	$78.08	0.08	(2.04)	(1.96)	(0.11)		(2.36)	(2.47)
Year Ended July 31, 2018	$78.19	(0.11)	8.25	8.14	—		(8.25)	(8.25)
Year Ended July 31, 2017	$69.63	(0.01)	8.99	8.98	(0.18)		(0.24)	(0.42)
Service Class
Year Ended July 31, 2021	$50.79	(0.57)	27.15	26.58	—		—	—
Year Ended July 31, 2020	$60.23	(0.36)	(9.08)	(9.44)	—		—	—
Year Ended July 31, 2019	$64.88	(0.52)	(1.77)	(2.29)	—		(2.36)	(2.36)
Year Ended July 31, 2018	$66.90	(0.76)	6.99	6.23	—		(8.25)	(8.25)
Year Ended July 31, 2017	$60.06	(0.64)	7.72	7.08	—		(0.24)	(0.24)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$112.82	43.91%		1.83%	1.83%		(1.06)%	$6,198	107%
$78.62	(5.52)%		1.97%	1.97	%(c)	(0.52)%	$4,207	238%
$87.39	(1.25)%		1.67%	1.67%		0.03%	$7,025	43%
$91.18	12.38%		1.54%	1.54%		(0.23)%	$19,933	21%
$87.31	12.54%		1.57%	1.57%		(0.51)%	$47,686	603%

$90.61	42.47%		2.83%	2.83%		(2.06)%	$816	107%
$63.84	(6.45)%		2.97%	2.97	%(c)	(1.52)%	$556	238%
$72.34	(2.23)%		2.67%	2.67%		(0.97)%	$2,655	43%
$76.62	11.26%		2.54%	2.54%		(1.23)%	$783	21%
$75.06	11.41%		2.57%	2.57%		(1.51)%	$952	603%

$95.91	53.86%		1.86%	1.78%		0.13%	$4,856	772%
$62.48	(14.82	)%(e)	2.10%	1.78%		0.29%	$4,189	322%
$73.65	(1.94)%		1.78%	1.78%		0.11%	$5,554	708%
$78.08	10.85%		1.94%	1.78%		(0.15)%	$7,731	312%
$78.19	12.90%		1.85%	1.78%		(0.01)%	$7,609	281%

$77.37	52.35%		2.86%	2.78%		(0.87)%	$649	772%
$50.79	(15.67	)%(e)	3.10%	2.78%		(0.71)%	$417	322%
$60.23	(2.89)%		2.78%	2.78%		(0.89)%	$587	708%
$64.88	9.73%		2.94%	2.78%		(1.15)%	$562	312%
$66.90	11.78%		2.85%	2.78%		(1.01)%	$626	281%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(d)	Subsequent to the issuance of the July 31, 2020 financial statements, $0.05 of the distribution was determined to be a return of capital.
(e)	During the year ended July 31, 2020, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.22%.

See accompanying notes to the financial statements.

Financial Highlights :: 297

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2021	$104.21	(1.20)	37.52	36.32	—	(1.33)	(1.33)
Year Ended July 31, 2020	$76.83	(0.54)	28.66	28.12	—	(0.74)	(0.74)
Year Ended July 31, 2019	$71.37	0.02	5.44	5.46	—	—	—
Year Ended July 31, 2018	$58.96	(0.19)	13.07	12.88	—	(0.47)	(0.47)
Year Ended July 31, 2017	$47.81	(0.33)	11.48	11.15	—	—	—
Service Class
Year Ended July 31, 2021	$84.23	(2.15)	30.35	28.20	—	(1.33)	(1.33)
Year Ended July 31, 2020	$62.84	(1.22)	23.35	22.13	—	(0.74)	(0.74)
Year Ended July 31, 2019	$58.96	(0.56)	4.44	3.88	—	—	—
Year Ended July 31, 2018	$49.27	(0.74)	10.90	10.16	—	(0.47)	(0.47)
Year Ended July 31, 2017	$40.36	(0.78)	9.69	8.91	—	—	—
Oil & Gas UltraSector ProFund
Investor Class
Year Ended July 31, 2021	$11.97	0.23	7.38	7.61	(0.23)	—	(0.23)
Year Ended July 31, 2020	$29.28	0.29	(17.22)	(16.93)	(0.38)	—	(0.38)
Year Ended July 31, 2019	$42.24	0.37	(12.87)	(12.50)	(0.46)	—	(0.46)
Year Ended July 31, 2018	$33.39	0.29	8.88	9.17	(0.32)	—	(0.32)
Year Ended July 31, 2017	$35.19	0.28	(1.85)	(1.57)	(0.23)	—	(0.23)
Service Class
Year Ended July 31, 2021	$10.27	0.09	6.27	6.36	(0.14)	—	(0.14)
Year Ended July 31, 2020	$25.07	0.14	(14.88)	(14.74)	(0.06)	—	(0.06)
Year Ended July 31, 2019	$36.03	0.08	(10.96)	(10.88)	(0.08)	—	(0.08)
Year Ended July 31, 2018	$28.53	(0.02)	7.52	7.50	—	—	—
Year Ended July 31, 2017	$30.19	(0.03)	(1.63)	(1.66)	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$139.20	35.07%	1.48%	1.48%	(1.01)%	$153,313	440%
$104.21	36.83%	1.56%	1.56%	(0.65)%	$108,633	39%
$76.83	7.65%	1.52%	1.52%	0.03%	$101,799	15%
$71.37	21.94%	1.44%	1.44%	(0.30)%	$83,056	3%
$58.96	23.32%	1.49%	1.49%	(0.64)%	$99,069	4%

$111.10	33.74%	2.48%	2.48%	(2.01)%	$7,473	440%
$84.23	35.48%	2.55%	2.55%	(1.64)%	$8,412	39%
$62.84	6.58%	2.51%	2.51%	(0.96)%	$5,884	15%
$58.96	20.75%	2.44%	2.44%	(1.30)%	$8,137	3%
$49.27	22.05%	2.49%	2.49%	(1.64)%	$5,022	4%

$19.35	64.47%	1.64%	1.64%	1.36%	$29,753	239%
$11.97	(58.57)%	1.87%	1.87%	1.61%	$11,544	40%
$29.28	(29.45)%	1.74%	1.74%	1.11%	$13,402	53%
$42.24	27.56%	1.56%	1.56%	0.78%	$43,157	152%
$33.39	(4.58)%	1.60%	1.60%	0.79%	$20,228	110%

$16.49	62.71%	2.64%	2.64%	0.36%	$1,395	239%
$10.27	(58.92)%	2.87%	2.87%	0.61%	$626	40%
$25.07	(30.16)%	2.74%	2.74%	0.11%	$730	53%
$36.03	26.29%	2.56%	2.56%	(0.22)%	$1,651	152%
$28.53	(5.50)%	2.60%	2.60%	(0.21)%	$1,929	110%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

298 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Oil Equipment & Services UltraSector ProFund
Investor Class
Year Ended July 31, 2021(c)	$36.47	(0.47)	25.55 (d)	25.08	(0.08)	—	(0.08)
Year Ended July 31, 2020(c)(e)	$166.00	0.20	(129.73)	(129.53)	—	—	—
Year Ended July 31, 2019(c)(e)	$403.70	(1.28)	(232.26)	(233.54)	(4.16)	—	(4.16)
Year Ended July 31, 2018(c)(e)	$401.13	3.20	8.65	11.85	(9.28)	—	(9.28)
Year Ended July 31, 2017(c)(e)	$430.79	6.72	(36.06)	(29.34)	(0.32)	—	(0.32)
Service Class
Year Ended July 31, 2021(c)	$32.90	(0.95)	23.01 (d)	22.06	—	—	—
Year Ended July 31, 2020(c)(e)	$151.47	(0.04)	(118.53)	(118.57)	—	—	—
Year Ended July 31, 2019(c)(e)	$362.87	(3.20)	(208.20)	(211.40)	— (g)	—	— (g)
Year Ended July 31, 2018(c)(e)	$359.98	(0.32)	7.37	7.05	(4.16)	—	(4.16)
Year Ended July 31, 2017(c)(e)	$389.89	2.24	(32.15)	(29.91)	—	—	—
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2021	$22.94	(0.09)	7.81	7.72	—	(0.10)	(0.10)
Year Ended July 31, 2020	$20.75	(0.04)	2.23	2.19	—	—	—
Year Ended July 31, 2019	$26.29	0.01	(4.71)	(4.70)	(0.04)	(0.80)	(0.84)
Year Ended July 31, 2018	$25.66	0.12	1.61	1.73	—	(1.10)	(1.10)
Year Ended July 31, 2017	$26.29	0.03	(0.66)	(0.63)	—	—	—
Service Class
Year Ended July 31, 2021	$19.74	(0.32)	6.70	6.38	—	(0.10)	(0.10)
Year Ended July 31, 2020	$18.03	(0.23)	1.94	1.71	—	—	—
Year Ended July 31, 2019	$23.16	(0.20)	(4.13)	(4.33)	—	(0.80)	(0.80)
Year Ended July 31, 2018	$22.96	(0.10)	1.40	1.30	—	(1.10)	(1.10)
Year Ended July 31, 2017	$23.76	(0.19)	(0.61)	(0.80)	—	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$61.47	68.77%	1.73%	1.71%		(0.80)%	$15,229	727%
$36.47	(78.03)%	2.12%	1.86%		0.73%	$9,408	396%
$166.00	(57.83)%	2.09%	2.09	%(f)	(0.61)%	$6,205	248%
$403.70	3.02%	1.60%	1.60%		0.83%	$8,203	316%
$401.13	(6.79)%	1.62%	1.62%		1.42%	$13,703	201%

$54.96	67.15%	2.73%	2.71%		(1.80)%	$621	727%
$32.90	(78.28)%	3.12%	2.86%		(0.27)%	$353	396%
$151.47	(58.27)%	3.09%	3.09	%(f)	(1.61)%	$373	248%
$362.87	1.99%	2.60%	2.60%		(0.17)%	$318	316%
$359.98	(7.71)%	2.62%	2.62%		0.42%	$503	201%

$30.56	33.74%	2.27%	1.78%		(0.33)%	$3,961	204%
$22.94	10.55%	2.32%	1.84%		(0.18)%	$3,735	137%
$20.75	(17.69)%	1.97%	1.86%		0.06%	$5,039	223%
$26.29	6.97%	1.78%	1.78%		0.48%	$7,173	192%
$25.66	(2.40)%	1.75%	1.75%		0.13%	$9,592	159%

$26.02	32.41%	3.27%	2.78%		(1.33)%	$318	204%
$19.74	9.48%	3.32%	2.84%		(1.18)%	$300	137%
$18.03	(18.53)%	2.97%	2.86%		(0.94)%	$435	223%
$23.16	5.88%	2.78%	2.78%		(0.52)%	$822	192%
$22.96	(3.37)%	2.75%	2.75%		(0.87)%	$969	159%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 299

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2021	$89.95	(0.28)	(24.07)	(24.35)	—		—
Year Ended July 31, 2020	$41.21	(0.38)	49.12	48.74	—		—
Year Ended July 31, 2019	$32.32	(0.02)	8.91	8.89	—		—
Year Ended July 31, 2018	$39.29	(0.22)	(6.75)	(6.97)	—		—
Year Ended July 31, 2017	$65.02	(0.36)	(25.37)	(25.73)	—		—
Service Class
Year Ended July 31, 2021	$77.19	(0.88)	(20.58)	(21.46)	—		—
Year Ended July 31, 2020	$35.72	(0.83)	42.30	41.47	—		—
Year Ended July 31, 2019	$28.31	(0.29)	7.70	7.41	—		—
Year Ended July 31, 2018	$34.75	(0.54)	(5.90)	(6.44)	—		—
Year Ended July 31, 2017	$58.09	(0.74)	(22.60)	(23.34)	—		—
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2021	$42.23	(0.18)	20.97	20.79	—		—
Year Ended July 31, 2020	$51.60	(0.10)	(7.77)	(7.87)	(1.50	)(c)	(1.50)
Year Ended July 31, 2019	$45.14	0.81	6.47	7.28	(0.82)		(0.82)
Year Ended July 31, 2018	$43.65	0.22	1.27	1.49	—		—
Year Ended July 31, 2017	$47.55	0.09	(2.52)	(2.43)	(1.47	)(d)	(1.47)
Service Class
Year Ended July 31, 2021	$40.28	(0.66)	19.90	19.24	—		—
Year Ended July 31, 2020	$49.28	(0.58)	(7.38)	(7.96)	(1.04	)(c)	(1.04)
Year Ended July 31, 2019	$42.78	0.37	6.19	6.56	(0.06)		(0.06)
Year Ended July 31, 2018	$41.77	(0.18)	1.19	1.01	—		—
Year Ended July 31, 2017	$45.73	(0.32)	(2.44)	(2.76)	(1.20	)(d)	(1.20)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$65.60	(27.07)%	1.59%	1.59%	(0.39)%	$35,750	128%
$89.95	118.27%	1.64%	1.64%	(0.73)%	$43,584	148%
$41.21	27.51%	1.62%	1.62%	(0.07)%	$29,785	228%
$32.32	(17.74)%	1.52%	1.52%	(0.60)%	$23,965	192%
$39.29	(39.58)%	1.52%	1.52%	(0.84)%	$26,951	309%

$55.73	(27.80)%	2.59%	2.59%	(1.39)%	$1,755	128%
$77.19	116.10%	2.64%	2.64%	(1.73)%	$1,557	148%
$35.72	26.17%	2.62%	2.62%	(1.07)%	$1,131	228%
$28.31	(18.53)%	2.52%	2.52%	(1.60)%	$1,465	192%
$34.75	(40.18)%	2.52%	2.52%	(1.84)%	$1,588	309%

$63.02	49.23%	1.86%	1.81%	(0.33)%	$34,877	175%
$42.23	(15.54)%	1.80%	1.79%	(0.20)%	$4,991	217%
$51.60	16.49%	1.62%	1.62%	1.71%	$25,665	345%
$45.14	3.41%	1.92%	1.89%	0.52%	$6,197	374%
$43.65	(4.85)%	1.68%	1.68%	0.21%	$10,717	195%

$59.52	47.77%	2.86%	2.81%	(1.33)%	$964	175%
$40.28	(16.39)%	2.80%	2.79%	(0.12)%	$341	217%
$49.28	15.35%	2.62%	2.62%	0.71%	$1,007	345%
$42.78	2.42%	2.92%	2.89%	(0.48)%	$737	374%
$41.77	(5.79)%	2.68%	2.68%	(0.79)%	$692	195%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Subsequent to the issuance of the July 31, 2020 financial statements, $0.60 and $0.42 of the distribution for the Investor class and Service class respectively was determined to be a return of capital.
(d)	Subsequent to the issuance of the July 31, 2017 financial statements, $0.11 and $0.09 of the distribution for the Investor class and Service class respectively was determined to be a return of capital.

See accompanying notes to the financial statements.

300 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2021	$21.80	(0.43)	3.84	3.41	—	—
Year Ended July 31, 2020	$35.49	(0.17)	(13.10)	(13.27)	(0.42)	(0.42)
Year Ended July 31, 2019	$41.55	0.27	(6.33)	(6.06)	—	—
Year Ended July 31, 2018	$41.26	(0.08)	0.37	0.29	—	—
Year Ended July 31, 2017(c)	$36.13	(0.44)	5.57	5.13	—	—
Service Class
Year Ended July 31, 2021	$19.35	(0.67)	3.47	2.80	—	—
Year Ended July 31, 2020	$31.42	(0.44)	(11.63)	(12.07)	—	—
Year Ended July 31, 2019	$37.17	(0.09)	(5.66)	(5.75)	—	—
Year Ended July 31, 2018	$37.27	(0.45)	0.35	(0.10)	—	—
Year Ended July 31, 2017(c)	$32.96	(0.81)	5.12	4.31	—	—
Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2021	$12.02	(0.22)	0.52	0.30	—	—
Year Ended July 31, 2020	$14.16	(0.09)	(1.97)	(2.06)	(0.08)	(0.08)
Year Ended July 31, 2019	$15.46	0.06	(1.36)	(1.30)	—	—
Year Ended July 31, 2018	$14.91	(0.06)	0.61	0.55	—	—
Year Ended July 31, 2017	$14.26	(0.18)	0.83	0.65	—	—
Service Class
Year Ended July 31, 2021	$11.18	(0.34)	0.50	0.16	—	—
Year Ended July 31, 2020	$13.22	(0.22)	(1.82)	(2.04)	—	—
Year Ended July 31, 2019	$14.57	(0.08)	(1.27)	(1.35)	—	—
Year Ended July 31, 2018	$14.20	(0.20)	0.57	0.37	—	—
Year Ended July 31, 2017	$13.72	(0.33)	0.81	0.48	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$25.21	15.64%	1.71%	1.69%	(1.68)%	$9,091	—
$21.80	(37.79)%	1.89%	1.88%	(0.60)%	$6,105	—
$35.49	(14.58)%	1.56%	1.56%	0.67%	$30,192	—
$41.55	0.70%	1.50%	1.50%	(0.21)%	$26,114	—
$41.26	14.10%	1.54%	1.54%	(1.06)%	$32,933	—

$22.15	14.52%	2.71%	2.69%	(2.68)%	$680	—
$19.35	(38.41)%	2.89%	2.88%	(1.60)%	$87	—
$31.42	(15.47)%	2.56%	2.56%	(0.33)%	$209	—
$37.17	(0.27)%	2.50%	2.50%	(1.21)%	$1,031	—
$37.27	13.08%	2.54%	2.54%	(2.06)%	$518	—

$12.32	2.50%	2.69%	1.78%	(1.77)%	$1,832	—
$12.02	(14.62)%	2.66%	1.85%	(0.71)%	$1,773	—
$14.16	(8.41)%	1.79%	1.74%	0.38%	$2,683	—
$15.46	3.69%	1.73%	1.73%	(0.37)%	$16,172	—
$14.91	4.48%	1.73%	1.73%	(1.22)%	$8,677	—

$11.34	1.43%	3.69%	2.78%	(2.77)%	$121	—
$11.18	(15.43)%	3.66%	2.85%	(1.71)%	$82	—
$13.22	(9.27)%	2.79%	2.74%	(0.62)%	$288	—
$14.57	2.61%	2.73%	2.73%	(1.37)%	$350	—
$14.20	3.50%	2.73%	2.73%	(2.22)%	$486	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(c)	As described in Note 9, share amounts adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

Financial Highlights :: 301

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2021	$27.99	(0.48)	(0.35)	(0.83)	—	—	—
Year Ended July 31, 2020	$29.59	(0.24)	(1.28)	(1.52)	(0.08)	—	(0.08)
Year Ended July 31, 2019	$27.81	0.08	1.82	1.90	—	(0.12)	(0.12)
Year Ended July 31, 2018	$27.10	(0.15)	0.86	0.71	—	—	—
Year Ended July 31, 2017	$28.06	(0.36)	(0.60)	(0.96)	—	—	—
Service Class
Year Ended July 31, 2021	$24.74	(0.72)	(0.25)	(0.97)	—	—	—
Year Ended July 31, 2020	$26.34	(0.50)	(1.10)	(1.60)	—	—	—
Year Ended July 31, 2019	$25.02	(0.18)	1.62	1.44	—	(0.12)	(0.12)
Year Ended July 31, 2018	$24.59	(0.40)	0.83	0.43	—	—	—
Year Ended July 31, 2017	$25.74	(0.62)	(0.53)	(1.15)	—	—	—
Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2021	$63.61	(0.58)	55.06	54.48	—	—	—
Year Ended July 31, 2020	$46.14	0.06	18.69 (c)	18.75	(0.02)	(1.26)	(1.28)
Year Ended July 31, 2019	$61.56	0.34	(2.58)	(2.24)	(0.53)	(12.65)	(13.18)
Year Ended July 31, 2018	$48.20	0.04	19.14	19.18	(0.06)	(5.76)	(5.82)
Year Ended July 31, 2017	$33.02	— (d)	15.36	15.36	(0.06)	(0.12)	(0.18)
Service Class
Year Ended July 31, 2021	$48.41	(1.29)	41.86	40.57	—	—	—
Year Ended July 31, 2020	$35.79	(0.34)	14.22 (c)	13.88	—	(1.26)	(1.26)
Year Ended July 31, 2019	$51.46	(0.04)	(2.98)	(3.02)	—	(12.65)	(12.65)
Year Ended July 31, 2018	$41.34	(0.47)	16.35	15.88	—	(5.76)	(5.76)
Year Ended July 31, 2017	$28.58	(0.35)	13.23	12.88	—	(0.12)	(0.12)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$27.16	(2.97)%	2.13%	1.78%	(1.77)%		$6,264	—
$27.99	(5.15)%	1.97%	1.78%	(0.82)%		$7,263	—
$29.59	6.85%	1.87%	1.81%	0.28%		$12,437	—
$27.81	2.62%	1.80%	1.80%	(0.57)%		$14,793	—
$27.10	(3.42)%	1.67%	1.67%	(1.25)%		$17,956	—

$23.77	(3.92)%	3.13%	2.78%	(2.77)%		$52	—
$24.74	(6.07)%	2.97%	2.78%	(1.82)%		$63	—
$26.34	5.77%	2.87%	2.81%	(0.72)%		$144	—
$25.02	1.67%	2.80%	2.80%	(1.57)%		$1,002	—
$24.59	(4.39)%	2.67%	2.67%	(2.25)%		$4,399	—

$118.09	85.65%	1.58%	1.58%	(0.63)%		$79,845	70%
$63.61	42.27%	1.65%	1.65%	0.11%		$51,355	169%
$46.14	5.55%	1.55%	1.55%	0.69%		$64,715	106%
$61.56	40.36%	1.44%	1.44%	0.07%		$245,143	56%
$48.20	46.57%	1.46%	1.46%	—	%(e)	$176,966	27%

$88.98	83.81%	2.58%	2.58%	(1.63)%		$5,376	70%
$48.41	40.81%	2.65%	2.65%	(0.89)%		$2,187	169%
$35.79	4.49%	2.55%	2.55%	(0.31)%		$1,984	106%
$51.46	38.97%	2.44%	2.44%	(0.93)%		$4,691	56%
$41.34	45.10%	2.46%	2.46%	(1.00)%		$4,151	27%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Amount is less than $0.005.
(e)	Amount is less than 0.005%.

See accompanying notes to the financial statements.

302 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Short Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2021	$20.87	(0.31)	(6.27	)(c)	(6.58)	—	—
Year Ended July 31, 2020(d)	$33.46	(0.18)	(12.32	)(c)	(12.50)	(0.09)	(0.09)
Year Ended July 31, 2019(d)	$37.30	0.16	(4.00)		(3.84)	—	—
Year Ended July 31, 2018(d)	$47.10	(0.20)	(9.60)		(9.80)	—	—
Year Ended July 31, 2017(d)	$60.02	(0.76)	(12.16)		(12.92)	—	—
Service Class
Year Ended July 31, 2021	$18.67	(0.46)	(5.53	)(c)	(5.99)	—	—
Year Ended July 31, 2020(d)	$30.15	(0.33)	(11.15	)(c)	(11.48)	—	—
Year Ended July 31, 2019(d)	$33.96	(0.16)	(3.65)		(3.81)	—	—
Year Ended July 31, 2018(d)	$43.27	(0.56)	(8.75)		(9.31)	—	—
Year Ended July 31, 2017(d)	$55.70	(1.28)	(11.15)		(12.43)	—	—
Short Oil & Gas ProFund
Investor Class
Year Ended July 31, 2021	$55.89	(0.85)	(22.22)		(23.07)	—	—
Year Ended July 31, 2020	$46.83	(0.46)	9.65		9.19	(0.13)	(0.13)
Year Ended July 31, 2019	$39.19	0.19	7.45		7.64	—	—
Year Ended July 31, 2018	$48.45	(0.21)	(9.05)		(9.26)	—	—
Year Ended July 31, 2017(e)	$50.10	(0.61)	(1.04)		(1.65)	—	—
Service Class
Year Ended July 31, 2021	$52.45	(1.25)	(20.68)		(21.93)	—	—
Year Ended July 31, 2020	$44.39	(0.99)	9.05		8.06	—	—
Year Ended July 31, 2019	$37.27	(0.24)	7.36		7.12	—	—
Year Ended July 31, 2018	$46.66	(0.68)	(8.71)		(9.39)	—	—
Year Ended July 31, 2017(e)	$48.73	(1.06)	(1.01)		(2.07)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$14.29	(31.63)%	2.02%	1.78%	(1.76)%	$1,764	—
$20.87	(37.32)%	2.01%	1.78%	(1.00)%	$2,400	—
$33.46	(10.40)%	2.37%	1.78%	0.46%	$4,429	—
$37.30	(20.66)%	2.42%	1.78%	(0.44)%	$2,572	—
$47.10	(21.65)%	2.24%	1.77%	(1.37)%	$2,444	—

$12.68	(32.26)%	3.02%	2.78%	(2.76)%	$111	—
$18.67	(37.93)%	3.01%	2.78%	(2.00)%	$320	—
$30.15	(11.19)%	3.37%	2.78%	(0.54)%	$788	—
$33.96	(21.46)%	3.42%	2.78%	(1.44)%	$360	—
$43.27	(22.40)%	3.24%	2.77%	(2.37)%	$141	—

$32.82	(41.28)%	3.16%	1.78%	(1.76)%	$418	—
$55.89	19.69%	2.84%	1.78%	(0.84)%	$2,804	—
$46.83	19.49%	3.34%	1.78%	0.43%	$2,115	—
$39.19	(19.11)%	2.62%	1.78%	(0.48)%	$1,636	—
$48.45	(3.25)%	2.76%	1.77%	(1.30)%	$2,491	—

$30.52	(41.81)%	4.15%	2.77%	(2.75)%	$25	—
$52.45	18.63%	3.84%	2.78%	(1.84)%	$32	—
$44.39	18.39%	4.34%	2.78%	(0.57)%	$3	—
$37.27	(19.95)%	3.62%	2.78%	(1.48)%	$3	—
$46.66	(4.21)%	3.76%	2.77%	(2.30)%	$139	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.
(e)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

Financial Highlights :: 303

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2021	$14.53	(0.27)	0.57	0.30	—	—
Year Ended July 31, 2020	$32.94	(0.12)	(18.02)	(18.14)	(0.27)	(0.27)
Year Ended July 31, 2019	$42.91	0.20	(10.17)	(9.97)	—	—
Year Ended July 31, 2018	$40.33	(0.21)	2.79	2.58	—	—
Year Ended July 31, 2017(c)	$35.17	(0.57)	5.73	5.16	—	—
Service Class
Year Ended July 31, 2021	$14.31	(0.42)	0.54	0.12	—	—
Year Ended July 31, 2020	$32.41	(0.36)	(17.74)	(18.10)	—	—
Year Ended July 31, 2019	$42.65	(0.22)	(10.02)	(10.24)	—	—
Year Ended July 31, 2018	$40.48	(0.61)	2.78	2.17	—	—
Year Ended July 31, 2017(c)	$35.70	(0.97)	5.75	4.78	—	—
Short Real Estate ProFund
Investor Class
Year Ended July 31, 2021	$11.45	(0.19)	(3.07)	(3.26)	—	—
Year Ended July 31, 2020	$12.89	(0.14)	(1.30)	(1.44)	—	—
Year Ended July 31, 2019	$14.61	0.06	(1.78)	(1.72)	—	—
Year Ended July 31, 2018	$15.43	(0.06)	(0.76)	(0.82)	—	—
Year Ended July 31, 2017	$15.67	(0.23)	(0.01)	(0.24)	—	—
Service Class
Year Ended July 31, 2021	$10.15	(0.28)	(2.68)	(2.96)	—	—
Year Ended July 31, 2020	$11.53	(0.25)	(1.13)	(1.38)	—	—
Year Ended July 31, 2019	$13.20	(0.07)	(1.60)	(1.67)	—	—
Year Ended July 31, 2018	$14.08	(0.20)	(0.68)	(0.88)	—	—
Year Ended July 31, 2017	$14.45	(0.39)	0.02	(0.37)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$14.83	2.06%	2.86%	1.78%	(1.76)%	$2,144	—
$14.53	(55.43)%	2.97%	1.78%	(0.47)%	$1,564	—
$32.94	(23.23)%	2.13%	1.78%	0.47%	$4,649	—
$42.91	6.40%	2.18%	1.78%	(0.53)%	$6,552	—
$40.33	14.57%	2.00%	1.85%	(1.39)%	$3,432	—

$14.43	0.84%	3.86%	2.78%	(2.76)%	$14	—
$14.31	(55.85)%	3.97%	2.78%	(1.47)%	$65	—
$32.41	(24.01)%	3.13%	2.78%	(0.53)%	$26	—
$42.65	5.36%	3.18%	2.78%	(1.53)%	$42	—
$40.48	13.45%	3.00%	2.85%	(2.39)%	$336	—

$8.19	(28.47)%	4.69%	1.78%	(1.76)%	$515	—
$11.45	(11.17)%	4.05%	1.78%	(1.09)%	$1,720	—
$12.89	(11.77)%	3.76%	1.78%	0.40%	$1,199	—
$14.61	(5.31)%	3.16%	1.78%	(0.38)%	$1,453	—
$15.43	(1.53)%	3.33%	1.78%	(1.39)%	$772	—

$7.19	(29.16)%	5.69%	2.78%	(2.76)%	$14	—
$10.15	(12.05)%	5.05%	2.78%	(2.09)%	$20	—
$11.53	(12.58)%	4.76%	2.78%	(0.60)%	$15	—
$13.20	(6.25)%	4.16%	2.78%	(1.38)%	$364	—
$14.08	(2.56)%	4.33%	2.78%	(2.39)%	$10	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(c)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

304 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized				Net
	Value,	Investment	Gains		Total from	Net	Realized
	Beginning	Income	(Losses) on		Investment	Investment	Gains on	Total
	of Period	(Loss)(a)	Investments		Activities	Income	Investments	Distributions
Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2021	$11.43	(0.15)	(4.34)		(4.49)	—	—	—
Year Ended July 31, 2020	$13.10	(0.13)	(1.44)		(1.57)	(0.10)	—	(0.10)
Year Ended July 31, 2019	$12.68	0.06	0.36		0.42	—	—	—
Year Ended July 31, 2018	$15.29	(0.09)	(2.52)		(2.61)	—	—	—
Year Ended July 31, 2017	$18.74	(0.25)	(3.20)		(3.45)	—	—	—
Service Class
Year Ended July 31, 2021	$10.96	(0.23)	(4.14)		(4.37)	—	—	—
Year Ended July 31, 2020	$12.60	(0.26)	(1.38)		(1.64)	—	—	—
Year Ended July 31, 2019	$12.31	(0.07)	0.36		0.29	—	—	—
Year Ended July 31, 2018	$15.01	(0.22)	(2.48)		(2.70)	—	—	—
Year Ended July 31, 2017	$18.58	(0.42)	(3.15)		(3.57)	—	—	—
Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2021	$86.21	(0.88)	41.16		40.28	—	—	—
Year Ended July 31, 2020	$89.25	(0.66)	(2.38	)(c)	(3.04)	—	—	—
Year Ended July 31, 2019	$99.63	(0.61)	(6.40)		(7.01)	—	(3.37)	(3.37)
Year Ended July 31, 2018	$80.84	(0.72)	19.51		18.79	—	—	—
Year Ended July 31, 2017	$69.40	(0.43)	11.87		11.44	—	—	—
Service Class
Year Ended July 31, 2021	$69.60	(1.76)	33.25		31.49	—	—	—
Year Ended July 31, 2020	$72.78	(1.36)	(1.82	)(c)	(3.18)	—	—	—
Year Ended July 31, 2019	$82.80	(1.37)	(5.28)		(6.65)	—	(3.37)	(3.37)
Year Ended July 31, 2018	$67.86	(1.44)	16.38		14.94	—	—	—
Year Ended July 31, 2017	$58.86	(1.08)	10.08		9.00	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$6.94	(39.23)%	3.63%	1.78%	(1.77)%	$1,089	—
$11.43	(12.09)%	3.28%	1.78%	(0.98)%	$1,802	—
$13.10	3.31%	2.76%	1.78%	0.44%	$1,138	—
$12.68	(17.07)%	2.73%	1.86%	(0.61)%	$3,456	—
$15.29	(18.41)%	2.09%	1.85%	(1.44)%	$1,526	—

$6.59	(39.87)%	4.63%	2.78%	(2.77)%	$24	—
$10.96	(13.02)%	4.28%	2.78%	(1.98)%	$33	—
$12.60	2.27%	3.75%	2.77%	(0.55)%	$33	—
$12.31	(17.92)%	3.73%	2.86%	(1.61)%	$155	—
$15.01	(19.21)%	3.09%	2.85%	(2.44)%	$373	—

$126.49	46.72%	1.60%	1.60%	(0.81)%	$9,062	659%
$86.21	(3.41)%	1.83%	1.83%	(0.80)%	$7,867	442%
$89.25	(6.53)%	1.65%	1.65%	(0.67)%	$10,121	474%
$99.63	23.24%	1.68%	1.68%	(0.81)%	$28,543	629%
$80.84	16.48%	1.78%	1.78%	(0.57)%	$15,569	511%

$101.09	45.24%	2.60%	2.60%	(1.81)%	$833	659%
$69.60	(4.36)%	2.83%	2.83%	(1.80)%	$782	442%
$72.78	(7.46)%	2.65%	2.65%	(1.67)%	$1,905	474%
$82.80	22.02%	2.68%	2.68%	(1.81)%	$1,751	629%
$67.86	15.27%	2.78%	2.78%	(1.57)%	$2,651	511%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 305

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized			Net
	Value,	Investment	Gains	Total from	Net	Realized
	Beginning	Income	(Losses) on	Investment	Investment	Gains on	Total
	of Period	(Loss)(a)	Investments	Activities	Income	Investments	Distributions
Small-Cap ProFund
Investor Class
Year Ended July 31, 2021	$78.58	(1.51)	39.93	38.42	—	—	—
Year Ended July 31, 2020	$85.23	(0.78)	(5.87)	(6.65)	—	—	—
Year Ended July 31, 2019	$90.80	(0.04)	(5.53)	(5.57)	—	—	—
Year Ended July 31, 2018	$78.18	(0.28)	12.90	12.62	—	—	—
Year Ended July 31, 2017	$67.60	(0.66)	11.24	10.58	—	—	—
Service Class
Year Ended July 31, 2021	$65.02	(2.40)	33.23	30.83	—	—	—
Year Ended July 31, 2020	$71.24	(1.45)	(4.77)	(6.22)	—	—	—
Year Ended July 31, 2019	$76.65	(0.77)	(4.64)	(5.41)	—	—	—
Year Ended July 31, 2018	$66.62	(1.01)	11.04	10.03	—	—	—
Year Ended July 31, 2017	$58.16	(1.29)	9.75	8.46	—	—	—
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2021	$64.53	0.11	40.33	40.44	—	—	—
Year Ended July 31, 2020	$78.32	(0.16)	(13.57)	(13.73)	(0.06)	—	(0.06)
Year Ended July 31, 2019	$98.51	(0.23)	(10.96)	(11.19)	—	(9.00)	(9.00)
Year Ended July 31, 2018	$83.05	(0.19)	15.65	15.46	—	—	—
Year Ended July 31, 2017	$72.53	(0.17)	10.69	10.52	—	—	—
Service Class
Year Ended July 31, 2021	$52.57	(0.67)	32.78	32.11	—	—	—
Year Ended July 31, 2020	$64.40	(0.74)	(11.09)	(11.83)	—	—	—
Year Ended July 31, 2019	$83.80	(0.92)	(9.48)	(10.40)	—	(9.00)	(9.00)
Year Ended July 31, 2018	$71.35	(0.96)	13.41	12.45	—	—	—
Year Ended July 31, 2017	$62.93	(0.85)	9.27	8.42	—	—	—

			Ratios to				Supplemental
			Average Net Assets				Data
Net							Net
Asset						Net	Assets,
Value,						Investment	End of	Portfolio
End of	Total		Gross	Net		Income	Period	Turnover
Period	Return		Expenses	Expenses		(Loss)	(000’s)	Rate(b)

$117.00	48.89%		2.03%	1.81%		(1.40)%	$9,241	115%
$78.58	(7.80	)%(c)	2.42%	2.07	%(d)	(0.98)%	$3,030	109%
$85.23	(6.13)%		1.77%	1.77%		(0.05)%	$8,261	11%
$90.80	16.14%		1.58%	1.58%		(0.34)%	$43,292	63%
$78.18	15.65%		1.79%	1.76%		(0.90)%	$28,094	401%

$95.85	47.43%		3.03%	2.81%		(2.40)%	$668	115%
$65.02	(8.74	)%(c)	3.42%	3.07	%(d)	(1.98)%	$237	109%
$71.24	(7.05)%		2.77%	2.77%		(1.05)%	$408	11%
$76.65	15.06%		2.58%	2.58%		(1.34)%	$2,705	63%
$66.62	14.53%		2.79%	2.76%		(1.90)%	$1,260	401%

$104.97	62.67%		1.61%	1.61%		0.12%	$14,775	547%
$64.53	(17.55)%		2.02%	2.02	%(d)	(0.22)%	$4,232	624%
$78.32	(9.96)%		1.74%	1.74%		(0.27)%	$5,380	427%
$98.51	18.61%		1.75%	1.75%		(0.21)%	$32,670	447%
$83.05	14.49%		1.78%	1.78%		(0.21)%	$13,113	393%

$84.68	61.08%		2.61%	2.61%		(0.88)%	$770	547%
$52.57	(18.37)%		3.02%	3.02	%(d)	(1.22)%	$320	624%
$64.40	(10.83)%		2.74%	2.74%		(1.27)%	$429	427%
$83.80	17.45%		2.75%	2.75%		(1.21)%	$480	447%
$71.35	13.34%		2.78%	2.78%		(1.21)%	$657	393%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

306 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2021	$75.45	(0.90)	52.38	51.48	—	(2.17)	(2.17)
Year Ended July 31, 2020(c)	$49.47	(0.29)	26.27	25.98	—	—	—
Year Ended July 31, 2019(c)	$42.49	0.03	7.03	7.06	—	(0.08)	(0.08)
Year Ended July 31, 2018(c)	$32.01	(0.07)	12.23	12.16	—	(1.68)	(1.68)
Year Ended July 31, 2017(c)	$22.57	(0.10)	9.54	9.44	—	—	—
Service Class
Year Ended July 31, 2021	$62.48	(1.70)	43.19	41.49	—	(2.17)	(2.17)
Year Ended July 31, 2020(c)	$41.38	(0.75)	21.85	21.10	—	—	—
Year Ended July 31, 2019(c)	$35.92	(0.34)	5.88	5.54	—	(0.08)	(0.08)
Year Ended July 31, 2018(c)	$27.54	(0.40)	10.46	10.06	—	(1.68)	(1.68)
Year Ended July 31, 2017(c)	$19.61	(0.34)	8.27	7.93	—	—	—
Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2021	$19.67	0.10	5.78	5.88	(0.12)	—	(0.12)
Year Ended July 31, 2020	$21.80	0.12	(1.88)	(1.76)	(0.37)	—	(0.37)
Year Ended July 31, 2019	$21.33	0.07	0.92	0.99	(0.52)	—	(0.52)
Year Ended July 31, 2018	$24.17	0.39	(2.30)	(1.91)	(0.93)	—	(0.93)
Year Ended July 31, 2017	$27.53	0.20	(3.56)	(3.36)	—	—	—
Service Class
Year Ended July 31, 2021	$18.96	(0.11)	5.56	5.45	—	—	—
Year Ended July 31, 2020	$20.99	(0.07)	(1.86)	(1.93)	(0.10)	—	(0.10)
Year Ended July 31, 2019	$20.24	(0.13)	0.96	0.83	(0.08)	—	(0.08)
Year Ended July 31, 2018	$22.78	0.18	(2.26)	(2.08)	(0.46)	—	(0.46)
Year Ended July 31, 2017	$26.20	(0.04)	(3.38)	(3.42)	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$124.76	69.21%	1.55%	1.55%	(0.97)%	$95,384	114%
$75.45	52.51%	1.65%	1.65%	(0.51)%	$86,988	177%
$49.47	16.70%	1.58%	1.58%	0.06%	$83,112	332%
$42.49	38.70%	1.49%	1.49%	(0.19)%	$96,683	174%
$32.01	41.84%	1.55%	1.55%	(0.35)%	$76,225	107%

$101.80	67.57%	2.55%	2.55%	(1.97)%	$6,454	114%
$62.48	50.97%	2.65%	2.65%	(1.51)%	$2,858	177%
$41.38	15.53%	2.58%	2.58%	(0.94)%	$3,082	332%
$35.92	37.31%	2.49%	2.49%	(1.19)%	$5,780	174%
$27.54	40.43%	2.55%	2.55%	(1.35)%	$3,631	107%

$25.43	30.01%	4.54%	1.78%	0.47%	$1,118	286%
$19.67	(8.22)%	5.13%	1.78%	0.63%	$862	132%
$21.80	5.18%	2.16%	1.80%	0.36%	$1,468	1,449%
$21.33	(8.45)%	2.64%	1.95%	1.74%	$1,900	412%
$24.17	(12.20)%	1.78%	1.65%	0.78%	$3,146	194%

$24.41	28.74%	5.54%	2.78%	(0.53)%	$56	286%
$18.96	(9.22)%	6.13%	2.78%	(0.37)%	$44	132%
$20.99	4.17%	3.16%	2.80%	(0.64)%	$75	1,449%
$20.24	(9.41)%	3.64%	2.95%	0.74%	$91	412%
$22.78	(13.09)%	2.78%	2.65%	(0.22)%	$109	194%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

Financial Highlights :: 307

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraBear ProFund
Investor Class
Year Ended July 31, 2021(c)	$43.58	(0.53)	(21.48)	(22.01)	(0.15)	—	(0.15)
Year Ended July 31, 2020(c)	$76.76	(0.52)	(32.66)	(33.18)	—	—	—
Year Ended July 31, 2019(c)	$91.23	0.40	(14.87)	(14.47)	—	—	—
Year Ended July 31, 2018(c)	$125.67	(0.56)	(33.88)	(34.44)	—	—	—
Year Ended July 31, 2017(c)(d)	$171.88	(1.76)	(44.45)	(46.21)	—	—	—
Service Class
Year Ended July 31, 2021(c)	$39.25	(0.81)	(19.25)	(20.06)	—	—	—
Year Ended July 31, 2020(c)	$69.86	(1.12)	(29.49)	(30.61)	—	—	—
Year Ended July 31, 2019(c)	$83.88	(0.44)	(13.58)	(14.02)	—	—	—
Year Ended July 31, 2018(c)	$116.67	(1.48)	(31.31)	(32.79)	—	—	—
Year Ended July 31, 2017(c)(d)	$161.16	(3.20)	(41.29)	(44.49)	—	—	—
UltraBull ProFund
Investor Class
Year Ended July 31, 2021	$72.03	(0.46)	51.97	51.51	(0.41)	(10.17)	(10.58)
Year Ended July 31, 2020	$67.93	0.06	4.37 (e)	4.43	(0.33)	—	(0.33)
Year Ended July 31, 2019	$62.85	0.33	5.03	5.36	(0.06)	(0.22)	(0.28)
Year Ended July 31, 2018(f)	$49.15	0.18	13.52	13.70	—	—	—
Year Ended July 31, 2017(f)	$37.86	0.03	11.26	11.29	—	—	—
Service Class
Year Ended July 31, 2021	$59.40	(1.20)	42.12	40.92	—	(10.17)	(10.17)
Year Ended July 31, 2020	$56.36	(0.49)	3.53 (e)	3.04	—	—	—
Year Ended July 31, 2019	$52.65	(0.17)	4.10	3.93	—	(0.22)	(0.22)
Year Ended July 31, 2018(f)	$41.58	(0.30)	11.37	11.07	—	—	—
Year Ended July 31, 2017(f)	$32.35	(0.33)	9.56	9.23	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$21.42	(50.64)%	2.08%	1.78%	(1.77)%	$5,438	—
$43.58	(43.20)%	2.04%	1.78%	(0.80)%	$9,880	—
$76.76	(15.87)%	1.95%	1.84%	0.44%	$8,869	—
$91.23	(27.40)%	1.89%	1.87%	(0.54)%	$8,335	—
$125.67	(26.93)%	1.66%	1.66%	(1.18)%	$11,709	—

$19.19	(51.07)%	3.08%	2.78%	(2.77)%	$14	—
$39.25	(43.81)%	3.04%	2.78%	(1.80)%	$72	—
$69.86	(16.74)%	2.95%	2.84%	(0.56)%	$265	—
$83.88	(28.11)%	2.89%	2.87%	(1.54)%	$3,607	—
$116.67	(27.62)%	2.66%	2.66%	(2.18)%	$204	—

$112.96	77.44%	1.51%	1.51%	(0.51)%	$128,079	31%
$72.03	6.48%	1.60%	1.60%	0.09%	$99,875	151%
$67.93	8.54%	1.50%	1.50%	0.54%	$174,947	159%
$62.85	27.89%	1.40%	1.40%	0.31%	$185,706	174%
$49.15	29.79%	1.42%	1.42%	0.08%	$132,494	9%

$90.15	75.68%	2.51%	2.51%	(1.51)%	$2,785	31%
$59.40	5.39%	2.60%	2.60%	(0.91)%	$1,808	151%
$56.36	7.46%	2.50%	2.50%	(0.46)%	$1,389	159%
$52.65	26.62%	2.40%	2.40%	(0.69)%	$1,838	174%
$41.58	28.49%	2.42%	2.42%	(0.92)%	$3,259	9%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(d)	As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on December 5, 2016.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

308 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraChina ProFund
Investor Class
Year Ended July 31, 2021	$17.31	(0.23)	(5.28)	(5.51)	—	—	—
Year Ended July 31, 2020	$11.42	(0.05)	5.95	5.90	(0.01)	—	(0.01)
Year Ended July 31, 2019	$17.79	(0.01)	(6.36)	(6.37)	—	—	—
Year Ended July 31, 2018	$16.41	(0.01)	1.53	1.52	(0.14)	—	(0.14)
Year Ended July 31, 2017	$9.22	(0.08)	7.27	7.19	—	—	—
Service Class
Year Ended July 31, 2021	$15.36	(0.42)	(4.57)	(4.99)	—	—	—
Year Ended July 31, 2020	$10.23	(0.17)	5.30	5.13	—	—	—
Year Ended July 31, 2019	$16.11	(0.12)	(5.76)	(5.88)	—	—	—
Year Ended July 31, 2018	$14.97	(0.19)	1.41	1.22	(0.08)	—	(0.08)
Year Ended July 31, 2017	$8.49	(0.19)	6.67	6.48	—	—	—
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2021	$39.32	(0.24)	28.83	28.59	—	(1.01)	(1.01)
Year Ended July 31, 2020(c)	$47.25	0.11	(7.02)	(6.91)	(0.30)	(0.72)	(1.02)
Year Ended July 31, 2019(c)	$43.77	0.30	3.52	3.82	(0.34)	—	(0.34)
Year Ended July 31, 2018(c)	$33.52	0.12	10.90	11.02	(0.01)	(0.76)	(0.77)
Year Ended July 31, 2017(c)	$23.50	0.03	9.99	10.02	—	—	—
Service Class
Year Ended July 31, 2021	$34.20	(0.71)	24.94	24.23	—	(1.01)	(1.01)
Year Ended July 31, 2020(c)	$41.33	(0.27)	(6.14)	(6.41)	—	(0.72)	(0.72)
Year Ended July 31, 2019(c)	$38.31	(0.09)	3.11	3.02	—	—	—
Year Ended July 31, 2018(c)	$29.70	(0.24)	9.61	9.37	—	(0.76)	(0.76)
Year Ended July 31, 2017(c)	$21.02	(0.23)	8.91	8.68	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$11.80	(31.83)%	1.67%	1.67%	(1.05)%	$17,626	255%
$17.31	51.69%	1.79%	1.79%	(0.42)%	$14,973	314%
$11.42	(35.81)%	1.70%	1.70%	(0.05)%	$21,723	360%
$17.79	9.24%	1.51%	1.51%	(0.07)%	$27,453	312%
$16.41	77.98%	1.80%	1.80%	(0.68)%	$33,637	513%

$10.37	(32.49)%	2.67%	2.67%	(2.05)%	$423	255%
$15.36	50.15%	2.79%	2.79%	(1.42)%	$2,654	314%
$10.23	(36.50)%	2.70%	2.70%	(1.05)%	$405	360%
$16.11	8.10%	2.51%	2.51%	(1.07)%	$1,006	312%
$14.97	76.33%	2.80%	2.80%	(1.68)%	$2,434	513%

$66.90	73.58%	1.59%	1.59%	(0.45)%	$39,210	16%
$39.32	(15.15)%	1.72%	1.72%	0.26%	$26,124	6%
$47.25	8.97%	1.62%	1.62%	0.68%	$38,924	1%
$43.77	32.94%	1.51%	1.51%	0.29%	$37,484	59%
$33.52	42.63%	1.71%	1.71%	0.10%	$29,931	— (d)

$57.42	71.85%	2.59%	2.59%	(1.45)%	$1,203	16%
$34.20	(15.95)%	2.72%	2.72%	(0.74)%	$648	6%
$41.33	7.87%	2.62%	2.62%	(0.32)%	$732	1%
$38.31	31.62%	2.51%	2.51%	(0.71)%	$1,584	59%
$29.70	41.27%	2.71%	2.71%	(0.90)%	$1,291	— (d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
(d)	Amount is less than 0.5%.

See accompanying notes to the financial statements.

Financial Highlights :: 309

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2021	$62.20	(0.56)	17.98		17.42	—	—
Year Ended July 31, 2020	$51.58	— (c)	10.62		10.62	—	—
Year Ended July 31, 2019	$63.07	0.05	(11.25)		(11.20)	(0.29)	(0.29)
Year Ended July 31, 2018	$61.63	0.25	1.30		1.55	(0.11)	(0.11)
Year Ended July 31, 2017(f)	$39.22	(0.02)	22.43		22.41	—	—
Service Class
Year Ended July 31, 2021	$56.90	(1.36)	16.59		15.23	—	—
Year Ended July 31, 2020	$47.65	(0.47)	9.72		9.25	—	—
Year Ended July 31, 2019	$58.50	(0.44)	(10.41)		(10.85)	—	—
Year Ended July 31, 2018	$57.67	(0.38)	1.21		0.83	—	—
Year Ended July 31, 2017(f)	$37.07	(0.46)	21.06		20.60	—	—
UltraInternational ProFund
Investor Class
Year Ended July 31, 2021	$13.16	(0.32)	8.42		8.10	—	—
Year Ended July 31, 2020	$15.58	(0.09)	(2.33	)(g)	(2.42)	—	—
Year Ended July 31, 2019	$17.99	0.03	(2.44)		(2.41)	—	—
Year Ended July 31, 2018	$17.10	(0.07)	0.96		0.89	—	—
Year Ended July 31, 2017	$12.89	(0.17)	4.38		4.21	—	—
Service Class
Year Ended July 31, 2021	$11.64	(0.48)	7.49		7.01	—	—
Year Ended July 31, 2020	$13.92	(0.22)	(2.06	)(g)	(2.28)	—	—
Year Ended July 31, 2019	$16.23	(0.11)	(2.20)		(2.31)	—	—
Year Ended July 31, 2018	$15.59	(0.24)	0.88		0.64	—	—
Year Ended July 31, 2017	$11.86	(0.31)	4.04		3.73	—	—

			Ratios to Average Net Assets					Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$79.62	28.02%		1.78%	1.77%		(0.64)%		$8,976	211%
$62.20	20.59	%(d)	1.94%	1.85%		—	%(e)	$13,176	240%
$51.58	(17.70)%		1.84%	1.84%		0.10%		$12,846	137%
$63.07	2.50%		1.52%	1.52%		0.37%		$22,713	125%
$61.63	57.02%		1.62%	1.62%		(0.04)%		$68,758	225%

$72.13	26.78%		2.78%	2.77%		(1.64)%		$345	211%
$56.90	19.41	%(d)	2.94%	2.85%		(1.00)%		$353	240%
$47.65	(18.55)%		2.84%	2.84%		(0.90)%		$213	137%
$58.50	1.44%		2.52%	2.52%		(0.63)%		$623	125%
$57.67	55.65%		2.62%	2.62%		(1.04)%		$1,238	225%

$21.26	61.55%		2.31%	1.78%		(1.76)%		$3,101	—
$13.16	(15.53)%		2.61%	1.87%		(0.60)%		$4,078	—
$15.58	(13.40)%		2.30%	2.04	%(h)	0.16%		$2,989	—
$17.99	5.20%		1.62%	1.62%		(0.40)%		$9,114	—
$17.10	32.66%		1.78%	1.78%		(1.15)%		$20,851	—

$18.65	60.22%		3.31%	2.78%		(2.76)%		$51	—
$11.64	(16.38)%		3.61%	2.87%		(1.60)%		$70	—
$13.92	(14.23)%		3.29%	3.03	%(h)	(0.83)%		$47	—
$16.23	4.11%		2.62%	2.62%		(1.40)%		$184	—
$15.59	31.45%		2.78%	2.78%		(2.15)%		$1,362	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Amount is less than $0.005.
(d)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 1.01%.
(e)	Amount is less than 0.005%.
(f)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(h)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

310 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraJapan ProFund
Investor Class
Year Ended July 31, 2021	$20.81	(0.56)	11.50	10.94	—	—	—
Year Ended July 31, 2020	$21.87	(0.17)	(0.89)	(1.06)	—	—	—
Year Ended July 31, 2019	$24.93	0.04	(2.61)	(2.57)	—	(0.49)	(0.49)
Year Ended July 31, 2018	$19.76	(0.11)	5.28	5.17	—	—	—
Year Ended July 31, 2017	$13.62	(0.22)	6.36	6.14	—	—	—
Service Class
Year Ended July 31, 2021	$17.56	(0.82)	9.79	8.97	—	—	—
Year Ended July 31, 2020	$18.64	(0.36)	(0.72)	(1.08)	—	—	—
Year Ended July 31, 2019	$21.52	(0.16)	(2.23)	(2.39)	—	(0.49)	(0.49)
Year Ended July 31, 2018	$17.23	(0.31)	4.60	4.29	—	—	—
Year Ended July 31, 2017	$11.99	(0.37)	5.61	5.24	—	—	—
UltraLatin America ProFund
Investor Class
Year Ended July 31, 2021	$10.61	0.18	8.38	8.56	(0.09)	—	(0.09)
Year Ended July 31, 2020	$31.86	0.28	(21.10)	(20.82)	(0.43)	—	(0.43)
Year Ended July 31, 2019	$33.55	0.44	(1.66)	(1.22)	(0.47)	—	(0.47)
Year Ended July 31, 2018	$35.83	0.28	(2.47)	(2.19)	(0.09)	—	(0.09)
Year Ended July 31, 2017	$26.71	0.10	9.10	9.20	(0.08)	—	(0.08)
Service Class
Year Ended July 31, 2021	$10.26	0.04	8.06	8.10	(0.02)	—	(0.02)
Year Ended July 31, 2020	$30.71	0.12	(20.57)	(20.45)	—	—	—
Year Ended July 31, 2019	$32.16	0.13	(1.58)	(1.45)	—	—	—
Year Ended July 31, 2018	$34.61	(0.10)	(2.35)	(2.45)	—	—	—
Year Ended July 31, 2017	$25.98	(0.21)	8.84	8.63	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$31.75	52.57%		1.80%	1.78%	(1.77)%	$14,600	—
$20.81	(4.85)%		1.94%	1.86%	(0.77)%	$10,556	—
$21.87	(10.75)%		1.83%	1.83%	0.16%	$13,423	—
$24.93	26.16%		1.66%	1.66%	(0.45)%	$20,993	—
$19.76	44.97%		1.70%	1.70%	(1.26)%	$19,565	—

$26.53	51.08%		2.80%	2.78%	(2.77)%	$143	—
$17.56	(5.79)%		2.94%	2.86%	(1.77)%	$109	—
$18.64	(11.63)%		2.83%	2.83%	(0.84)%	$258	—
$21.52	24.90%		2.66%	2.66%	(1.45)%	$237	—
$17.23	43.70%		2.70%	2.70%	(2.26)%	$243	—

$19.08	80.78%		1.72%	1.72%	1.22%	$15,939	163%
$10.61	(66.27	)%(c)	1.71%	1.71%	1.46%	$15,724	237%
$31.86	(3.51)%		1.69%	1.69%	1.34%	$31,560	132%
$33.55	(6.15)%		1.53%	1.53%	0.72%	$37,611	315%
$35.83	34.56%		1.67%	1.67%	0.31%	$32,233	228%

$18.34	78.96%		2.72%	2.72%	0.22%	$148	163%
$10.26	(66.59	)%(c)	2.70%	2.70%	0.47%	$98	237%
$30.71	(4.51)%		2.69%	2.69%	0.34%	$81	132%
$32.16	(7.08)%		2.53%	2.53%	(0.28)%	$436	315%
$34.61	33.17%		2.67%	2.67%	(0.69)%	$419	228%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.68%.

See accompanying notes to the financial statements.

Financial Highlights :: 311

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2021	$32.83	(0.33)	34.28	33.95	—	—		—
Year Ended July 31, 2020	$44.23	(0.05)	(10.37)	(10.42)	(0.14)	(0.84)		(0.98)
Year Ended July 31, 2019	$46.93	0.07	(2.72)	(2.65)	(0.01)	(0.04)		(0.05)
Year Ended July 31, 2018(c)	$40.56	(0.01)	9.46 (d)	9.45	—	(3.08	)(c)	(3.08)
Year Ended July 31, 2017(c)	$32.14	(0.11)	8.53	8.42	—	—		—
Service Class
Year Ended July 31, 2021	$26.59	(0.75)	27.74	26.99	—	—		—
Year Ended July 31, 2020	$36.24	(0.34)	(8.47)	(8.81)	—	(0.84)		(0.84)
Year Ended July 31, 2019	$38.86	(0.28)	(2.30)	(2.58)	—	(0.04)		(0.04)
Year Ended July 31, 2018(c)	$34.37	(0.37)	7.94 (d)	7.57	—	(3.08	)(c)	(3.08)
Year Ended July 31, 2017(c)	$27.49	(0.42)	7.30	6.88	—	—		—
UltraNasdaq-100 ProFund
Investor Class
Year Ended July 31, 2021(e)	$62.28	(0.82)	45.88	45.06	—	(7.48)		(7.48)
Year Ended July 31, 2020(e)	$39.32	(0.26)	25.83	25.57	—	(2.61)		(2.61)
Year Ended July 31, 2019(e)	$37.54	0.01	3.55	3.56	—	(1.78)		(1.78)
Year Ended July 31, 2018(c)(e)	$26.05	(0.09)	11.58	11.49	—	—		—
Year Ended July 31, 2017(c)(e)	$17.20	(0.10)	8.95	8.85	—	—		—
Service Class
Year Ended July 31, 2021(e)	$49.32	(1.43)	35.77	34.34	—	(7.48)		(7.48)
Year Ended July 31, 2020(e)	$31.89	(0.61)	20.65	20.04	—	(2.61)		(2.61)
Year Ended July 31, 2019(e)	$31.05	(0.28)	2.90	2.62	—	(1.78)		(1.78)
Year Ended July 31, 2018(c)(e)	$21.76	(0.36)	9.65	9.29	—	—		—
Year Ended July 31, 2017(c)(e)	$14.52	(0.27)	7.51	7.24	—	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$66.78	103.44%	1.53%	1.53%	(0.62)%	$61,650	40%
$32.83	(24.24)%	1.66%	1.66%	(0.12)%	$30,383	63%
$44.23	(5.62)%	1.53%	1.53%	0.16%	$80,404	52%
$46.93	23.80%	1.43%	1.43%	(0.01)%	$91,844	28%
$40.56	26.18%	1.46%	1.46%	(0.30)%	$98,608	35%

$53.58	101.47%	2.53%	2.53%	(1.62)%	$1,231	40%
$26.59	(24.99)%	2.66%	2.66%	(1.12)%	$636	63%
$36.24	(6.61)%	2.53%	2.53%	(0.84)%	$847	52%
$38.86	22.58%	2.43%	2.43%	(1.01)%	$2,154	28%
$34.37	24.99%	2.46%	2.46%	(1.30)%	$3,079	35%

$99.86	76.50%	1.51%	1.51%	(1.05)%	$1,096,713	29%
$62.28	67.62%	1.59%	1.59%	(0.58)%	$627,805	20%
$39.32	9.42%	1.50%	1.50%	0.01%	$504,777	9%
$37.54	44.15%	1.41%	1.41%	(0.29)%	$497,460	3%
$26.05	51.39%	1.43%	1.43%	(0.48)%	$379,105	4%

$76.18	74.78%	2.51%	2.51%	(2.05)%	$23,558	29%
$49.32	65.95%	2.59%	2.59%	(1.58)%	$15,438	20%
$31.89	8.33%	2.50%	2.50%	(0.99)%	$12,014	9%
$31.05	42.70%	2.41%	2.41%	(1.29)%	$14,914	3%
$21.76	49.89%	2.43%	2.43%	(1.48)%	$11,189	4%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts have been adjusted for 3:1 share split on January 22, 2018.
(d)	Subsequent to the issuance of the July 31, 2018 and 2019 financial statements, it was discovered that the distributions per share of $9.24 from Net Realized Gains on Investments from the year ended July 31, 2018 had not been adjusted for the 3:1 share split on January 22, 2018. The per-share amounts for both "Net Realized and Unrealized Gains (Losses) on Investments" as well as "Distributions to Shareholders from Net Realized Gains on Investments" have been revised to reflect the correct amounts.
(e)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

312 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort China ProFund
Investor Class
Year Ended July 31, 2021	$20.11	(0.22)	(2.09	)(c)	(2.31)	—	—
Year Ended July 31, 2020	$47.15	(0.14)	(26.71)		(26.85)	(0.19)	(0.19)
Year Ended July 31, 2019	$40.80	0.24	6.11		6.35	—	—
Year Ended July 31, 2018(d)	$54.15	(0.14)	(13.21)		(13.35)	—	—
Year Ended July 31, 2017(d)	$112.44	(1.12)	(57.17)		(58.29)	—	—
Service Class
Year Ended July 31, 2021	$17.88	(0.34)	(1.91	)(c)	(2.25)	—	—
Year Ended July 31, 2020	$42.12	(0.48)	(23.76)		(24.24)	—	—
Year Ended July 31, 2019	$36.81	(0.19)	5.50		5.31	—	—
Year Ended July 31, 2018(d)	$49.35	(0.52)	(12.02)		(12.54)	—	—
Year Ended July 31, 2017(d)	$103.50	(1.76)	(52.39)		(54.15)	—	—
UltraShort Dow 30 ProFund
Investor Class
Year Ended July 31, 2021(e)	$40.04	(0.49)	(19.11)		(19.60)	—	—
Year Ended July 31, 2020(e)	$60.15	(0.56)	(19.35)		(19.91)	(0.20)	(0.20)
Year Ended July 31, 2019(e)	$71.69	0.32	(11.86)		(11.54)	—	—
Year Ended July 31, 2018(e)	$104.12	(0.36)	(32.07)		(32.43)	—	—
Year Ended July 31, 2017(e)(f)	$156.79	(1.64)	(51.03)		(52.67)	—	—
Service Class
Year Ended July 31, 2021(e)	$35.34	(0.74)	(16.74)		(17.48)	—	—
Year Ended July 31, 2020(e)	$53.45	(1.00)	(17.11)		(18.11)	—	—
Year Ended July 31, 2019(e)	$64.34	(0.28)	(10.61)		(10.89)	—	—
Year Ended July 31, 2018(e)	$94.36	(1.12)	(28.90)		(30.02)	—	—
Year Ended July 31, 2017(e)(f)	$143.54	(2.84)	(46.34)		(49.18)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$17.80	(11.49)%	4.54%	1.78%	(1.77)%	$2,341	—
$20.11	(57.12)%	2.83%	1.78%	(0.37)%	$625	—
$47.15	15.56%	2.45%	1.78%	0.50%	$3,534	—
$40.80	(24.67)%	2.34%	1.78%	(0.34)%	$2,038	—
$54.15	(51.85)%	2.91%	1.78%	(1.31)%	$1,389	—

$15.63	(12.52)%	5.54%	2.78%	(2.77)%	$6	—
$17.88	(57.53)%	3.83%	2.78%	(1.37)%	$10	—
$42.12	14.43%	3.45%	2.78%	(0.50)%	$44	—
$36.81	(25.43)%	3.34%	2.78%	(1.34)%	$70	—
$49.35	(52.32)%	3.91%	2.78%	(2.31)%	$53	—

$20.44	(48.95)%	2.47%	1.78%	(1.77)%	$2,916	—
$40.04	(33.21)%	2.17%	1.78%	(1.01)%	$5,293	—
$60.15	(16.07)%	2.25%	1.78%	0.47%	$4,491	—
$71.69	(31.16)%	2.18%	1.78%	(0.44)%	$3,874	—
$104.12	(33.60)%	2.15%	1.78%	(1.29)%	$4,865	—

$17.86	(49.43)%	3.47%	2.78%	(2.77)%	$111	—
$35.34	(33.91)%	3.17%	2.78%	(2.01)%	$316	—
$53.45	(16.92)%	3.25%	2.78%	(0.53)%	$179	—
$64.34	(31.84)%	3.18%	2.78%	(1.44)%	$268	—
$94.36	(34.33)%	3.15%	2.78%	(2.29)%	$453	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on January 22, 2018.
(e)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(f)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

Financial Highlights :: 313

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Emerging Markets ProFund
Investor Class
Year Ended July 31, 2021(c)	$39.50	(0.45)	(15.86)	(16.31)	—	—
Year Ended July 31, 2020(c)	$75.75	(0.40)	(35.57)	(35.97)	(0.28)	(0.28)
Year Ended July 31, 2019(c)	$73.65	0.36	1.74	2.10	—	—
Year Ended July 31, 2018(c)	$86.96	(0.28)	(13.03)	(13.31)	—	—
Year Ended July 31, 2017(c)(d)	$156.08	(1.60)	(67.52)	(69.12)	—	—
Service Class
Year Ended July 31, 2021(c)	$35.98	(0.69)	(14.36)	(15.05)	—	—
Year Ended July 31, 2020(c)	$69.37	(1.00)	(32.39)	(33.39)	—	—
Year Ended July 31, 2019(c)	$68.11	(0.40)	1.66	1.26	—	—
Year Ended July 31, 2018(c)	$81.20	(1.00)	(12.09)	(13.09)	—	—
Year Ended July 31, 2017(c)(d)	$147.17	(2.80)	(63.17)	(65.97)	—	—
UltraShort International ProFund
Investor Class
Year Ended July 31, 2021(c)	$42.06	(0.51)	(19.17)	(19.68)	—	—
Year Ended July 31, 2020(c)	$54.21	(0.48)	(11.27)	(11.75)	(0.40)	(0.40)
Year Ended July 31, 2019(c)	$51.63	0.28	2.30	2.58	—	—
Year Ended July 31, 2018(c)	$59.47	(0.28)	(7.56)	(7.84)	—	—
Year Ended July 31, 2017(c)	$86.70	(1.08)	(26.15)	(27.23)	—	—
Service Class
Year Ended July 31, 2021(c)	$38.07	(0.78)	(17.25)	(18.03)	—	—
Year Ended July 31, 2020(c)	$49.12	(0.96)	(10.09)	(11.05)	—	—
Year Ended July 31, 2019(c)	$47.26	(0.24)	2.10	1.86	—	—
Year Ended July 31, 2018(c)	$54.95	(0.76)	(6.93)	(7.69)	—	—
Year Ended July 31, 2017(c)	$80.91	(1.84)	(24.12)	(25.96)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$23.19	(41.26)%	5.39%	1.78%	(1.77)%	$562	—
$39.50	(47.64)%	2.90%	1.78%	(0.60)%	$974	—
$75.75	2.88%	2.70%	1.78%	0.43%	$2,865	—
$73.65	(15.32)%	2.35%	1.78%	(0.40)%	$2,958	—
$86.96	(44.33)%	2.21%	1.78%	(1.32)%	$2,071	—

$20.93	(41.89)%	6.39%	2.78%	(2.77)%	$31	—
$35.98	(48.10)%	3.90%	2.78%	(1.60)%	$62	—
$69.37	1.82%	3.70%	2.78%	(0.57)%	$98	—
$68.11	(16.11)%	3.35%	2.78%	(1.40)%	$108	—
$81.20	(44.84)%	3.21%	2.78%	(2.32)%	$263	—

$22.38	(46.82)%	3.13%	1.78%	(1.77)%	$1,631	—
$42.06	(21.67)%	2.83%	1.78%	(0.95)%	$2,445	—
$54.21	4.96%	2.43%	1.78%	0.50%	$2,156	—
$51.63	(13.18)%	2.53%	1.84%	(0.51)%	$2,120	—
$59.47	(31.41)%	2.26%	1.85%	(1.41)%	$2,920	—

$20.04	(47.32)%	4.14%	2.79%	(2.78)%	$5	—
$38.07	(22.48)%	3.83%	2.78%	(1.95)%	$10	—
$49.12	3.89%	3.42%	2.77%	(0.49)%	$14	—
$47.26	(13.97)%	3.52%	2.83%	(1.50)%	$29	—
$54.95	(32.08)%	3.26%	2.85%	(2.41)%	$92	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(c)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(d)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

314 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized
	Value,	Investment	Gains	Total from	Net
	Beginning	Income	(Losses) on	Investment	Investment	Total
	of Period	(Loss)(a)	Investments	Activities	Income	Distributions
UltraShort Japan ProFund
Investor Class
Year Ended July 31, 2021	$22.23	(0.26)	(9.44)	(9.70)	—	—
Year Ended July 31, 2020	$32.34	(0.18)	(9.93)	(10.11)	—	—
Year Ended July 31, 2019	$32.76	0.06	(0.48)	(0.42)	—	—
Year Ended July 31, 2018(c)	$47.18	(0.23)	(14.19)	(14.42)	—	—
Year Ended July 31, 2017(c)	$75.55	(0.75)	(27.62)	(28.37)	—	—
Service Class
Year Ended July 31, 2021	$19.96	(0.37)	(8.43)	(8.80)	—	—
Year Ended July 31, 2020	$29.45	(0.44)	(9.05)	(9.49)	—	—
Year Ended July 31, 2019	$30.00	(0.23)	(0.32)	(0.55)	—	—
Year Ended July 31, 2018(c)	$43.73	(0.61)	(13.12)	(13.73)	—	—
Year Ended July 31, 2017(c)	$70.74	(1.25)	(25.76)	(27.01)	—	—
UltraShort Latin America ProFund
Investor Class
Year Ended July 31, 2021	$27.67	(0.32)	(17.08)	(17.40)	—	—
Year Ended July 31, 2020	$27.71	(0.30)	0.35	0.05	(0.09)	(0.09)
Year Ended July 31, 2019	$35.01	0.16	(7.46)	(7.30)	—	—
Year Ended July 31, 2018(c)	$40.03	(0.21)	(4.81)	(5.02)	—	—
Year Ended July 31, 2017(c)	$74.09	(0.70)	(33.36)	(34.06)	—	—
Service Class
Year Ended July 31, 2021	$24.48	(0.47)	(15.01)	(15.48)	—	—
Year Ended July 31, 2020	$24.69	(0.69)	0.48	(0.21)	—	—
Year Ended July 31, 2019	$31.51	(0.12)	(6.70)	(6.82)	—	—
Year Ended July 31, 2018(c)	$36.45	(0.55)	(4.39)	(4.94)	—	—
Year Ended July 31, 2017(c)	$68.13	(1.15)	(30.53)	(31.68)	—	—

		Ratios to			Supplemental
		Average Net Assets			Data
Net					Net
Asset				Net	Assets,
Value,				Investment	End of	Portfolio
End of	Total	Gross	Net	Income	Period	Turnover
Period	Return	Expenses	Expenses	(Loss)	(000’s)	Rate(b)

$12.53	(43.63)%	8.91%	1.78%	(1.77)%	$233	—
$22.23	(31.26)%	4.87%	1.78%	(0.64)%	$842	—
$32.34	(1.28)%	5.49%	1.78%	0.18%	$1,010	—
$32.76	(30.59)%	3.66%	1.78%	(0.60)%	$709	—
$47.18	(37.52)%	3.16%	1.78%	(1.37)%	$1,249	—

$11.16	(44.23)%	9.91%	2.78%	(2.77)%	$29	—
$19.96	(31.87)%	5.87%	2.78%	(1.64)%	$2	—
$29.45	(2.26)%	6.49%	2.78%	(0.82)%	$4	—
$30.00	(31.31)%	4.66%	2.78%	(1.60)%	$5	—
$43.73	(38.16)%	4.16%	2.78%	(2.37)%	$47	—

$10.27	(62.88)%	3.28%	1.78%	(1.77)%	$804	—
$27.67	0.22%	2.31%	1.78%	(0.87)%	$3,138	—
$27.71	(20.85)%	2.42%	1.78%	0.53%	$4,681	—
$35.01	(12.58)%	2.05%	1.78%	(0.60)%	$3,711	—
$40.03	(45.95)%	2.29%	1.78%	(1.28)%	$4,476	—

$9.00	(63.24)%	4.28%	2.78%	(2.77)%	$9	—
$24.48	(0.85)%	3.31%	2.78%	(1.87)%	$35	—
$24.69	(21.67)%	3.42%	2.78%	(0.47)%	$61	—
$31.51	(13.53)%	3.05%	2.78%	(1.60)%	$74	—
$36.45	(46.52)%	3.29%	2.78%	(2.28)%	$6,981	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(c)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

Financial Highlights :: 315

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized
	Value,	Investment	Gains		Total from	Net
	Beginning	Income	(Losses) on		Investment	Investment	Total
	of Period	(Loss)(a)	Investments		Activities	Income	Distributions
UltraShort Mid-Cap ProFund
Investor Class
Year Ended July 31, 2021	$13.16	(0.14)	(7.66)		(7.80)	—	—
Year Ended July 31, 2020	$19.82	(0.20)	(6.38)		(6.58)	(0.08)	(0.08)
Year Ended July 31, 2019	$20.73	0.11	(1.02)		(0.91)	—	—
Year Ended July 31, 2018	$27.77	(0.11)	(6.93)		(7.04)	—	—
Year Ended July 31, 2017(c)	$37.96	(0.41)	(9.78)		(10.19)	—	—
Service Class
Year Ended July 31, 2021	$11.71	(0.21)	(6.77)		(6.98)	—	—
Year Ended July 31, 2020	$17.72	(0.37)	(5.64)		(6.01)	—	—
Year Ended July 31, 2019	$18.73	(0.08)	(0.93)		(1.01)	—	—
Year Ended July 31, 2018	$25.30	(0.32)	(6.25)		(6.57)	—	—
Year Ended July 31, 2017(c)	$34.94	(0.70)	(8.94)		(9.64)	—	—
UltraShort Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2021(d)	$35.80	(0.41)	(19.67	)(e)	(20.08)	(0.02)	(0.02)
Year Ended July 31, 2020(d)	$101.55	(0.56)	(64.87)		(65.43)	(0.32)	(0.32)
Year Ended July 31, 2019(d)	$130.89	0.64	(29.98)		(29.34)	—	—
Year Ended July 31, 2018(d)	$213.53	(0.72)	(81.92)		(82.64)	—	—
Year Ended July 31, 2017(d)(f)	$349.42	(3.36)	(132.53)		(135.89)	—	—
Service Class
Year Ended July 31, 2021(d)	$34.20	(0.64)	(18.71	)(e)	(19.35)	—	—
Year Ended July 31, 2020(d)	$97.63	(1.28)	(62.15)		(63.43)	—	—
Year Ended July 31, 2019(d)	$126.93	(0.48)	(28.82)		(29.30)	—	—
Year Ended July 31, 2018(d)	$208.94	(2.24)	(79.77)		(82.01)	—	—
Year Ended July 31, 2017(d)(f)	$345.29	(6.08)	(130.27)		(136.35)	—	—

		Ratios to			Supplemental
		Average Net Assets			Data
Net					Net
Asset				Net	Assets,
Value,				Investment	End of	Portfolio
End of	Total	Gross	Net	Income	Period	Turnover
Period	Return	Expenses	Expenses	(Loss)	(000’s)	Rate(b)

$5.36	(59.27)%	3.22%	1.78%	(1.77)%	$1,443	—
$13.16	(33.28)%	2.94%	1.78%	(1.04)%	$2,728	—
$19.82	(4.39)%	3.04%	1.78%	0.50%	$1,475	—
$20.73	(25.35)%	3.12%	1.78%	(0.45)%	$1,067	—
$27.77	(26.92)%	2.95%	1.77%	(1.28)%	$1,670	—

$4.73	(59.61)%	4.22%	2.78%	(2.77)%	$20	—
$11.71	(33.92)%	3.94%	2.78%	(2.04)%	$21	—
$17.72	(5.39)%	4.04%	2.78%	(0.50)%	$16	—
$18.73	(26.00)%	4.12%	2.78%	(1.45)%	$11	—
$25.30	(27.48)%	3.95%	2.77%	(2.28)%	$14	—

$15.70	(55.87)%	1.78%	1.78%	(1.76)%	$9,281	—
$35.80	(64.81)%	1.82%	1.82%	(0.84)%	$9,454	—
$101.55	(22.43)%	1.77%	1.77%	0.51%	$14,948	—
$130.89	(38.70)%	1.76%	1.76%	(0.44)%	$12,427	—
$213.53	(38.92)%	1.77%	1.77%	(1.22)%	$18,170	—

$14.85	(56.43)%	2.78%	2.78%	(2.76)%	$184	—
$34.20	(65.08)%	2.82%	2.82%	(1.84)%	$174	—
$97.63	(23.13)%	2.77%	2.77%	(0.49)%	$516	—
$126.93	(39.24)%	2.76%	2.76%	(1.44)%	$91	—
$208.94	(39.47)%	2.77%	2.77%	(2.22)%	$126	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(c)	As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on December 5, 2016.
(d)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 14, 2020.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

316 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized			Net
	Value,	Investment	Gains	Total from	Net	Realized
	Beginning	Income	(Losses) on	Investment	Investment	Gains on	Total
	of Period	(Loss)(a)	Investments	Activities	Income	Investments	Distributions
UltraShort Small-Cap ProFund
Investor Class
Year Ended July 31, 2021	$20.12	(0.18)	(12.67)	(12.85)	—	—	—
Year Ended July 31, 2020	$30.78	(0.30)	(10.28)	(10.58)	(0.08)	—	(0.08)
Year Ended July 31, 2019	$29.84	0.16	0.78	0.94	—	—	—
Year Ended July 31, 2018(c)	$43.84	(0.10)	(13.90)	(14.00)	—	—	—
Year Ended July 31, 2017(c)	$66.19	(0.68)	(21.67)	(22.35)	—	—	—
Service Class
Year Ended July 31, 2021	$18.74	(0.28)	(11.75)	(12.03)	—	—	—
Year Ended July 31, 2020	$28.86	(0.57)	(9.55)	(10.12)	—	—	—
Year Ended July 31, 2019	$28.27	(0.16)	0.75	0.59	—	—	—
Year Ended July 31, 2018(c)	$41.92	(0.45)	(13.20)	(13.65)	—	—	—
Year Ended July 31, 2017(c)	$63.93	(1.16)	(20.85)	(22.01)	—	—	—
UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2021	$41.81	(0.81)	48.55	47.74	—	—	—
Year Ended July 31, 2020	$57.95	(0.25)	(15.89)	(16.14)	—	—	—
Year Ended July 31, 2019	$68.79	0.13	(10.91)	(10.78)	(0.05)	(0.01)	(0.06)
Year Ended July 31, 2018	$52.24	(0.16)	17.14	16.98	—	(0.43)	(0.43)
Year Ended July 31, 2017	$39.08	(0.31)	13.47	13.16	—	—	—
Service Class
Year Ended July 31, 2021	$34.20	(1.46)	39.79	38.33	—	—	—
Year Ended July 31, 2020	$47.88	(0.64)	(13.04)	(13.68)	—	—	—
Year Ended July 31, 2019	$57.34	(0.35)	(9.10)	(9.45)	—	(0.01)	(0.01)
Year Ended July 31, 2018	$44.08	(0.63)	14.32	13.69	—	(0.43)	(0.43)
Year Ended July 31, 2017	$33.30	(0.70)	11.48	10.78	—	—	—

		Ratios to			Supplemental
		Average Net Assets			Data
Net					Net
Asset				Net	Assets,
Value,				Investment	End of	Portfolio
End of	Total	Gross	Net	Income	Period	Turnover
Period	Return	Expenses	Expenses	(Loss)	(000’s)	Rate(b)

$7.27	(63.87)%	2.10%	1.78%	(1.77)%	$8,081	—
$20.12	(34.44)%	2.16%	1.78%	(1.04)%	$7,746	—
$30.78	3.22%	3.14%	1.78%	0.50%	$4,541	—
$29.84	(31.98)%	2.03%	1.76%	(0.29)%	$4,058	—
$43.84	(33.78)%	1.79%	1.79%	(1.29)%	$8,591	—

$6.71	(64.19)%	3.10%	2.78%	(2.77)%	$508	—
$18.74	(35.07)%	3.16%	2.78%	(2.04)%	$174	—
$28.86	2.16%	4.14%	2.78%	(0.50)%	$158	—
$28.27	(32.61)%	3.03%	2.76%	(1.29)%	$111	—
$41.92	(34.46)%	2.79%	2.79%	(2.29)%	$239	—

$89.55	114.21%	1.62%	1.62%	(1.04)%	$100,147	27%
$41.81	(27.85)%	1.80%	1.80%	(0.52)%	$33,767	143%
$57.95	(15.64)%	1.60%	1.60%	0.23%	$62,102	77%
$68.79	32.65%	1.49%	1.49%	(0.26)%	$68,965	29%
$52.24	33.65%	1.50%	1.50%	(0.68)%	$90,054	71%

$72.53	112.08%	2.62%	2.62%	(2.04)%	$994	27%
$34.20	(28.57)%	2.80%	2.80%	(1.52)%	$263	143%
$47.88	(16.47)%	2.60%	2.60%	(0.77)%	$460	77%
$57.34	31.20%	2.49%	2.49%	(1.26)%	$1,847	29%
$44.08	32.37%	2.50%	2.50%	(1.68)%	$720	71%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

Financial Highlights :: 317

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized
	Value,	Investment	Gains	Total from	Net
	Beginning	Income	(Losses) on	Investment	Investment	Total
	of Period	(Loss)(a)	Investments	Activities	Income	Distributions
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2021	$85.98	(0.83)	(15.91)	(16.74)	—	—
Year Ended July 31, 2020	$60.08	0.06	26.01	26.07	(0.17)	(0.17)
Year Ended July 31, 2019	$52.14	0.61	7.94	8.55	(0.61)	(0.61)
Year Ended July 31, 2018	$53.83	0.20	(1.78)	(1.58)	(0.11)	(0.11)
Year Ended July 31, 2017	$63.97	(0.33)	(9.81)	(10.14)	—	—
Service Class
Year Ended July 31, 2021	$78.67	(1.50)	(14.46)	(15.96)	—	—
Year Ended July 31, 2020	$55.37	(0.62)	23.92	23.30	— (c)	— (c)
Year Ended July 31, 2019	$48.09	0.12	7.24	7.36	(0.08)	(0.08)
Year Ended July 31, 2018	$50.07	(0.29)	(1.68)	(1.97)	(0.01)	(0.01)
Year Ended July 31, 2017	$60.10	(0.87)	(9.16)	(10.03)	—	—
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2021	$51.44	0.09	7.52	7.61	(0.32)	(0.32)
Year Ended July 31, 2020	$54.09	0.55	(2.16)	(1.61)	(1.04)	(1.04)
Year Ended July 31, 2019	$45.64	0.71	8.04	8.75	(0.30)	(0.30)
Year Ended July 31, 2018	$45.01	0.48	0.48	0.96	(0.33)	(0.33)
Year Ended July 31, 2017	$42.70	0.43	2.20	2.63	(0.32)	(0.32)
Service Class
Year Ended July 31, 2021	$47.93	(0.39)	6.99	6.60	—	—
Year Ended July 31, 2020	$50.80	0.06	(2.01)	(1.95)	(0.92)	(0.92)
Year Ended July 31, 2019	$42.98	0.26	7.56	7.82	—	—
Year Ended July 31, 2018	$42.79	0.07	0.41	0.48	(0.29)	(0.29)
Year Ended July 31, 2017	$40.67	0.05	2.07	2.12	—	—

		Ratios to				Supplemental
		Average Net Assets				Data
Net						Net
Asset					Net	Assets,
Value,					Investment	End of	Portfolio
End of	Total	Gross	Net		Income	Period	Turnover
Period	Return	Expenses	Expenses		(Loss)	(000’s)	Rate(b)

$69.24	(19.47)%	1.51%	1.51%		(1.17)%	$24,182	99%
$85.98	43.48%	1.40%	1.40%		0.09%	$21,927	392%
$60.08	16.53%	1.34%	1.34%		1.14%	$23,791	503%
$52.14	(2.95)%	1.35%	1.35%		0.38%	$14,497	714%
$53.83	(15.84)%	1.28%	1.28%		(0.60)%	$21,114	397%

$62.71	(20.29)%	2.51%	2.51%		(2.17)%	$1,839	99%
$78.67	42.11%	2.40%	2.40%		(0.91)%	$2,385	392%
$55.37	15.31%	2.34%	2.34%		0.14%	$2,605	503%
$48.09	(3.94)%	2.35%	2.35%		(0.62)%	$4,374	714%
$50.07	(16.70)%	2.28%	2.28%		(1.60)%	$794	397%

$58.73	14.85%	2.06%	2.02	%(d)	0.17%	$8,418	95%
$51.44	(3.25)%	1.73%	1.73%		0.95%	$8,717	368%
$54.09	19.30%	1.72%	1.72%		1.41%	$31,558	406%
$45.64	2.15%	1.69%	1.69%		1.07%	$8,208	314%
$45.01	6.27%	1.65%	1.65%		1.06%	$16,755	97%

$54.53	13.77%	3.01%	2.97	%(d)	(0.78)%	$368	95%
$47.93	(4.09)%	2.65%	2.65%		0.03%	$348	368%
$50.80	18.19%	2.67%	2.67%		0.46%	$1,265	406%
$42.98	1.14%	2.67%	2.67%		0.09%	$635	314%
$42.79	5.19%	2.65%	2.65%		0.06%	$671	97%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Amount is less than $0.005.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

Notes to Financial Statements

320 :: Notes to Financial Statements :: July 31, 2021

1. Organization

ProFunds (the "Trust") consists of 116 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

On December 10, 2020, the Trust's Board of Trustees approved a plan of reorganization and termination pursuant to which each series of Access One Trust (as formerly known), an affiliated investment company, would each reorganize, tax-free, into a corresponding newly created series within ProFunds. Access Flex Bear High Yield Fund and Access Flex High Yield Fund, as formerly known, reorganized into Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund, respectively. The transaction occurred on April 23, 2021. As part of the plan of reorganization and termination, Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund each adopted a fiscal year end of July 31st, a change from the predecessor Funds' October 31st fiscal year end. Each new series retained a tax year end of October 31st.

These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds" and individually, a "ProFund"):

Classic ProFunds:

Bull ProFund
Europe 30 ProFund
Large-Cap Growth ProFund
Large-Cap Value ProFund
Mid-Cap Growth ProFund
Mid-Cap ProFund
Mid-Cap Value ProFund
Nasdaq-100 ProFund
Small-Cap Growth ProFund
Small-Cap ProFund
Small-Cap Value ProFund

Ultra ProFunds:

UltraBull ProFund
UltraChina ProFund
UltraDow 30 ProFund
UltraEmerging Markets ProFund
UltraInternational ProFund
UltraJapan ProFund
UltraLatin America ProFund
UltraMid-Cap ProFund
UltraNasdaq-100 ProFund
UltraSmall-Cap ProFund

Inverse ProFunds:

Bear ProFund
Short Nasdaq-100 ProFund
Short Small-Cap ProFund
UltraBear ProFund
UltraShort China ProFund
UltraShort Dow 30 ProFund
UltraShort Emerging Markets ProFund
UltraShort International ProFund
UltraShort Japan ProFund
UltraShort Latin America ProFund
UltraShort Mid-Cap ProFund
UltraShort Nasdaq-100 ProFund
UltraShort Small-Cap ProFund

UltraSector ProFunds:

Banks UltraSector ProFund
Basic Materials UltraSector ProFund
Biotechnology UltraSector ProFund
Communication Services UltraSector ProFund
Consumer Goods UltraSector ProFund
Consumer Services UltraSector ProFund
Financials UltraSector ProFund
Health Care UltraSector ProFund
Industrials UltraSector ProFund
Internet UltraSector ProFund
Oil & Gas UltraSector ProFund
Oil Equipment & Services UltraSector ProFund
Pharmaceuticals UltraSector ProFund
Precious Metals UltraSector ProFund
Real Estate UltraSector ProFund
Semiconductor UltraSector ProFund
Technology UltraSector ProFund
Telecommunications UltraSector ProFund
Utilities UltraSector ProFund

Inverse Sector ProFunds:

Short Oil & Gas ProFund
Short Precious Metals ProFund
Short Real Estate ProFund

Digital Assets ProFund:

Bitcoin Strategy ProFund

July 31, 2021 :: Notes to Financial Statements :: 321

Non-Equity ProFunds:

Access Flex Bear High Yield ProFund
Access Flex High Yield ProFund
Falling U.S. Dollar ProFund
Rising Rates Opportunity ProFund
Rising Rates Opportunity 10 ProFund
Rising U.S. Dollar ProFund
U.S. Government Plus ProFund

Each ProFund, other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund is classified as non-diversified under the 1940 Act. Each ProFund, with the exception of Bitcoin Strategy ProFund, has two classes of shares outstanding: an Investor Class and a Service Class. The Bitcoin Strategy ProFund, has one class: an Investor Class.

The Large-Cap Growth ProFund may operate as "non-diversified", as defined under the 1940 Act, to the extent necessary to approximate the composition of its index.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Basis of Consolidation

The accompanying Consolidated Schedule of Portfolio Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows, and Consolidated Financial Highlights of Bitcoin Strategy ProFund include the accounts of the ProFunds Bitcoin Strategy Portfolio, a wholly-owned subsidiary of the ProFund (the "Subsidiary") organized under the laws of the Cayman Islands, which primarily invests in Bitcoin-related instruments. The Subsidiary enables the ProFund to hold these Bitcoin-related instruments and satisfy regulated investment company tax requirements. The ProFund will invest a significant portion of its total assets in its Subsidiary. As of July 31, 2021, the net assets of ProFunds Bitcoin Strategy Portfolio were 20.8% of the adjusted net assets of Bitcoin Strategy ProFund (as adjusted for reverse repurchase agreements). Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to Bitcoin Strategy ProFund, except that the Subsidiary may invest without limitation in Bitcoin-related instruments.

Investment in a Subsidiary

The Bitcoin Strategy ProFund intends to achieve commodity exposure through investment in the Subsidiary. The Bitcoin Strategy ProFund's investment in its Subsidiary is intended to provide the ProFund with exposure to commodity and financial markets in accordance with applicable rules and regulations. The Subsidiary may invest in derivatives, including futures, forwards, options and other investments intended to serve as margin or collateral or otherwise support the Subsidiary's derivatives positions. The Subsidiary is not registered under the 1940 Act, and will not have all of the protections offered to investors in RICs. The Board, however, has oversight responsibility for the investment activities of the ProFund, including its investment in its Subsidiary, and the ProFund's role as the sole shareholder of the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands, under which the ProFund and the Subsidiary are organized, respectively, could result in the inability of the ProFund and/or its Subsidiary to operate as described in the ProFund's Statement of Additional Information and could negatively affect the ProFund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, ProFund shareholders would likely suffer decreased investment returns. The financial statements of the Subsidiary have been consolidated with the ProFund's financial statements in this report.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

322 :: Notes to Financial Statements :: July 31, 2021

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund's total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of July 31, 2021, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Canadian Imperial Bank of Canada 0.00% dated 7/30/21, due 8/2/21(1)	Credit Agricole CIB, 0.00% dated 7/30/21, due 8/2/21(2)	HSBC Securities (USA), Inc., 0.00% dated 7/30/21, due 8/2/21(3)	RBC Capital Markets, LLC, 0.00% dated 7/30/21, due 8/2/21(4)	Societe' Generale, 0.00% dated 7/30/21, due 8/2/21(5)	UMB Bank N.A., 0.00% dated 7/30/21, due 8/2/21(6)
Access Flex Bear High Yield ProFund	$5,000	$28,000	$11,000	$11,000	$56,000	$8,000
Access Flex High Yield ProFund	756,000	3,784,000	1,513,000	1,513,000	7,568,000	762,000
Banks UltraSector ProFund	1,367,000	6,845,000	2,737,000	2,737,000	13,693,000	1,382,000
Basic Materials UltraSector ProFund	97,000	491,000	196,000	196,000	984,000	106,000
Bear ProFund	498,000	2,490,000	996,000	996,000	4,982,000	505,000
Biotechnology UltraSector ProFund	2,054,000	10,279,000	4,110,000	4,110,000	20,559,000	2,069,000
Bull ProFund	737,000	3,693,000	1,476,000	1,476,000	7,388,000	750,000
Communication Services UltraSector ProFund	173,000	872,000	348,000	348,000	1,745,000	183,000
Consumer Goods UltraSector ProFund	58,000	294,000	117,000	117,000	590,000	67,000
Consumer Services UltraSector ProFund	918,000	4,592,000	1,837,000	1,837,000	9,186,000	926,000
Falling U.S. Dollar ProFund	59,000	301,000	119,000	119,000	603,000	69,000
Financials UltraSector ProFund	112,000	567,000	225,000	225,000	1,136,000	125,000
Health Care UltraSector ProFund	456,000	2,291,000	914,000	914,000	4,584,000	474,000
Industrials UltraSector ProFund	297,000	1,488,000	595,000	595,000	2,978,000	305,000
Internet UltraSector ProFund	3,123,000	15,624,000	6,248,000	6,248,000	31,250,000	3,142,000
Mid-Cap ProFund	35,000	182,000	72,000	72,000	365,000	44,000
Nasdaq-100 ProFund	2,735,000	13,680,000	5,472,000	5,472,000	27,362,000	2,749,000
Oil & Gas UltraSector ProFund	342,000	1,715,000	685,000	685,000	3,432,000	353,000
Oil Equipment & Services UltraSector ProFund	134,000	676,000	269,000	269,000	1,353,000	144,000

July 31, 2021 :: Notes to Financial Statements :: 323

Fund Name	Canadian Imperial Bank of Canada 0.00% dated 7/30/21, due 8/2/21(1)	Credit Agricole CIB, 0.00% dated 7/30/21, due 8/2/21(2)	HSBC Securities (USA), Inc., 0.00% dated 7/30/21, due 8/2/21(3)	RBC Capital Markets, LLC, 0.00% dated 7/30/21, due 8/2/21(4)	Societe' Generale, 0.00% dated 7/30/21, due 8/2/21(5)	UMB Bank N.A., 0.00% dated 7/30/21, due 8/2/21(6)
Pharmaceuticals UltraSector ProFund	$39,000	$205,000	$81,000	$81,000	$411,000	$47,000
Precious Metals UltraSector ProFund	392,000	1,967,000	786,000	786,000	3,934,000	400,000
Real Estate UltraSector ProFund	376,000	1,887,000	754,000	754,000	3,776,000	385,000
Rising Rates Opportunity ProFund	456,000	2,285,000	913,000	913,000	4,571,000	465,000
Rising Rates Opportunity 10 ProFund	92,000	465,000	185,000	185,000	932,000	102,000
Rising U.S. Dollar ProFund	271,000	1,360,000	543,000	543,000	2,721,000	280,000
Semiconductor UltraSector ProFund	1,015,000	5,083,000	2,032,000	2,032,000	10,167,000	1,025,000
Short Nasdaq-100 ProFund	92,000	468,000	186,000	186,000	937,000	103,000
Short Oil & Gas ProFund	20,000	105,000	41,000	41,000	211,000	29,000
Short Precious Metals ProFund	154,000	775,000	310,000	310,000	1,551,000	160,000
Short Real Estate ProFund	19,000	103,000	40,000	40,000	207,000	29,000
Short Small-Cap ProFund	215,000	1,083,000	432,000	432,000	2,169,000	227,000
Small-Cap ProFund	167,000	841,000	335,000	335,000	1,683,000	176,000
Small-Cap Value ProFund	5,000	29,000	11,000	11,000	58,000	8,000
Technology UltraSector ProFund	1,305,000	6,531,000	2,612,000	2,612,000	13,064,000	1,316,000
Telecommunications UltraSector ProFund	11,000	63,000	24,000	24,000	127,000	23,000
UltraBear ProFund	336,000	1,688,000	674,000	674,000	3,378,000	346,000
UltraBull ProFund	1,350,000	6,756,000	2,702,000	2,702,000	13,514,000	1,361,000
UltraChina ProFund	58,000	296,000	117,000	117,000	593,000	66,000
UltraDow 30 ProFund	714,000	3,574,000	1,429,000	1,429,000	7,151,000	725,000
UltraEmerging Markets ProFund	67,000	339,000	135,000	135,000	680,000	77,000
UltraInternational ProFund	148,000	748,000	298,000	298,000	1,499,000	161,000
UltraJapan ProFund	624,000	3,124,000	1,249,000	1,249,000	6,249,000	630,000
UltraLatin America ProFund	109,000	550,000	218,000	218,000	1,100,000	118,000
UltraMid-Cap ProFund	445,000	2,234,000	891,000	891,000	4,470,000	463,000
UltraNasdaq-100 ProFund	8,107,000	40,548,000	16,217,000	16,217,000	81,098,000	8,137,000
UltraShort China ProFund	110,000	554,000	222,000	222,000	1,111,000	119,000
UltraShort Dow 30 ProFund	162,000	819,000	326,000	326,000	1,639,000	174,000
UltraShort Emerging Markets ProFund	56,000	288,000	114,000	114,000	579,000	67,000
UltraShort International ProFund	70,000	361,000	143,000	143,000	723,000	80,000
UltraShort Japan ProFund	10,000	52,000	21,000	21,000	105,000	12,000
UltraShort Latin America ProFund	49,000	251,000	99,000	99,000	503,000	58,000
UltraShort Mid-Cap ProFund	86,000	440,000	174,000	174,000	881,000	99,000
UltraShort Nasdaq-100 ProFund	517,000	2,596,000	1,037,000	1,037,000	5,194,000	531,000
UltraShort Small-Cap ProFund	443,000	2,223,000	888,000	888,000	4,448,000	454,000
UltraSmall-Cap ProFund	1,794,000	8,973,000	3,588,000	3,588,000	17,946,000	1,805,000
U.S. Government Plus ProFund	1,241,000	6,208,000	2,483,000	2,483,000	12,417,000	1,250,000
Utilities UltraSector ProFund	100,000	503,000	201,000	201,000	1,009,000	112,000
	$35,181,000	$176,267,000	$70,451,000	$70,451,000	$352,620,000	$35,783,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of July 31, 2021 as follows:

(1)	U.S. Treasury Notes, 2.875%, due 4/30/25, total value $35,893,766.

(2)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 1/15/22, U.S. Treasury Notes, 3.125%, due 11/15/28, which had an aggregate value of $179,890,943.

(3)	U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at July 31, 2021, 1.177%, due 8/15/21, total value of $71,868,470.

(4)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 1/15/22, total value $71,870,137.

(5)	U.S. Treasury Notes, 2.50% to 2.875%, due 3/31/23 to 9/30/23, which had an aggregate value of $359,681,473.

(6)	U.S. Treasury Notes, 2.25%, due 1/31/24, Federal Farm Credit Banks, 2.37% to 3.25%, due 12/21/23 to 2/27/24, Federal Home Loan Banks, 1.875% to 3.375%, due 12/8/23 to 3/8/24, which had an aggregate value of $36,622,673.

324 :: Notes to Financial Statements :: July 31, 2021

Reverse Repurchase Agreements

The Bitcoin Strategy ProFund may enter into reverse repurchase agreements as part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by the ProFund of portfolio assets for cash concurrently with an agreement by the ProFund to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFund intends to use the reverse repurchase technique only when it will be to the ProFund's advantage to do so. The ProFund will segregate with its custodian bank cash or liquid instruments equal in value to the ProFund's obligations with respect to reverse repurchase agreements.

As of July 31, 2021, the ProFunds' outstanding balances on reverse repurchase agreements were as follows:

	Counterparty	Interest Rate	Principal Amount	Maturity	Value	Value & Accrued Interest
Bitcoin Strategy ProFund	UMB Bank N.A.	0.09%	$(344,920)	8/2/21	$(344,920)	$(344,922)

For the year ended July 31, 2021, the average daily balance outstanding and average interest rate on the ProFunds' reverse repurchase agreements were as follows:

Bitcoin Strategy ProFund(1)

Average daily balance outstanding	$344,920
Average interest rate	0.09%

(1)  Averages shown are for the period July 28, 2021 (commencement of operations) through July 31, 2021.

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

	Counterparty	Reverse Repurchase Agreements(2)	Collateral Pledged to Counterparty(2)
Bitcoin Strategy ProFund	UMB Bank N.A.	$(344,922)	$344,922

(2)  Represents gross value and accrued interest for the counterparty as reported in the preceding table.

Investments in Other Investment Companies

Each ProFund may invest in other investment companies, including exchange-traded funds ("ETFs") and unit investment trusts ("UITs"), to the extent that such an investment would be consistent with the requirements of the 1940 Act or any exemptive order issued by the SEC. If the ProFund invests in, and thus, is a shareholder of, another investment company, the ProFund's shareholders will indirectly bear the ProFund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations. Because most ETFs are investment companies, absent exemptive relief or reliance on an applicable exemptive statute or rule, the ProFund's investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict the ProFund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Fund may invest in certain ETFs in excess of the statutory limit in reliance on an exemptive order issued by the SEC to those entities or pursuant to statutory or exemptive relief and pursuant to procedures approved by the Board provided that the ProFund complies with the conditions of the exemptive relief, as they may be amended from time to time, and any other applicable investment limitations.

Depositary Receipts

Each ProFund may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Depositary Receipts ("GDRs"). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. NYSs (or "direct shares") are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

The ProFunds may invest in both sponsored and unsponsored depositary receipts. Certain depositary receipts, typically those designated as "unsponsored", require the holders thereof to bear most of the costs of such facilities, while issuers of "sponsored" facilities normally pay more of the cost thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer

July 31, 2021 :: Notes to Financial Statements :: 325

of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Real Estate Investment Trusts

Each ProFund (other than the Non-Equity ProFunds) may invest in real estate investment trusts ("REITs") which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended July 31, 2021, were utilized to gain exposure or inverse exposure to each ProFund's benchmark (e.g., index, etc.) to meet its investment objective.

The Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund maintain exposure to the high yield market (i.e., U.S. corporate high yield debt market), regardless of market conditions. This means these ProFunds do not adopt defensive positions in cash or other instruments in anticipation of an adverse market climate. The Access Flex Bear High Yield ProFund invests primarily in derivatives, money market instruments, and U.S. Treasury obligations that the Advisor believes, in combination, should provide investment results that correspond to the high yield market. The Access Flex High Yield ProFund invests primarily in derivatives, money market instruments, and U.S. Treasury obligations that the Advisor believes, in combination, should provide investment results that correspond to the high yield market. During the period November 1, 2020 through July 31, 2021, the ProFunds held credit default swap agreements for credit exposure to the high yield market and futures contracts and/or treasury notes for interest rate exposure to meet the ProFund's investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund's investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended July 31, 2021. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with derivative positions in the Industrials UltraSector ProFund, Mid-Cap ProFund, Small-Cap ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraNasdaq-100 ProFund, and U.S. Government Plus ProFund was 77%, 36%, 56%, 133%, 131%, 138%, and 113%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended July 31, 2021. The Bitcoin Strategy ProFund commenced operations on July 28, 2021, and was only operational for the last four days of the fiscal year.

In connection with its management of certain series of the Trust included in this report (Bitcoin Strategy ProFund, UltraBear ProFund, UltraJapan ProFund, UltraShort Dow 30 ProFund, UltraShort Japan ProFund, UltraShort Mid-Cap ProFund, UltraShort Nasdaq-100 ProFund and UltraShort Small-Cap ProFund (the "Commodity Pools")), the Advisor is registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor also registered as a commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final

326 :: Notes to Financial Statements :: July 31, 2021

settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit its currency transactions to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Falling U.S. Dollar and Rising U.S. Dollar ProFunds engage in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Falling U.S. Dollar and Rising U.S. Dollar ProFunds enter into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the

July 31, 2021 :: Notes to Financial Statements :: 327

currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds have has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of July 31, 2021, there was no collateral posted by counterparties.

Credit Default Swap ("CDS") Agreements

As of July 31, 2021, the Access Flex Bear High Yield ProFund invested in centrally cleared credit default swaps as a substitute for shorting notes in order to gain inverse credit exposure to the high yield market. As of July 31, 2021, the Access Flex High Yield ProFund invested in centrally cleared credit default swaps as a substitute for investing directly in notes in order to gain credit exposure to the high yield market.

In a CDS, the agreement will reference one or more debt securities or reference entities. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. A CDS may require premium (discount) payments as well as daily payments (receipts) related to the interest leg of the swap or to the default or change in price of a reference entity.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because, generally, a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a ProFund.

If a ProFund is a seller of a CDS contract (also referred to as a seller of protection or as a buyer of risk), the ProFund would be required to pay the par (or other agreed upon) value of a referenced obligation to the counterparty in the event of a default or other credit event. In return, the ProFund would receive from the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the ProFund would keep the stream of payments and would have no payment obligations. As the seller, the ProFund would be subject to investment exposure on the notional amount of the swap.

If a ProFund is a buyer of a CDS contract (also referred to as a buyer of protection or a seller of risk), the ProFund would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade). In return, the ProFund would pay the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the ProFund.

The ProFunds enter into a CDS with multiple reference entities, in which case payments and settlements in respect of any defaulting reference entity would typically be dealt with separately from the other reference entities.

Upon entering into a centrally cleared CDS, a ProFund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a ProFund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

Swap Agreements (other than CDS)

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with

328 :: Notes to Financial Statements :: July 31, 2021

respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security ("short" the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a ProFund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund's current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund's rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund's standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund's repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund's risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund's custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund's ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of July 31, 2021, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps, including CDS, is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation,

July 31, 2021 :: Notes to Financial Statements :: 329

imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty's creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust's Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund's transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements (other than centrally cleared CDS) and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund's Statement of Assets and Liabilities, categorized by risk exposure, as of July 31, 2021.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Unrealized Appreciation on Swap Agreements*	Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements*	Unrealized Depreciation on Forward Currency Contracts
Commodity Risk Exposure:
Bitcoin Strategy ProFund	$—	$—	$—	$4,969	$—	$—

Credit Risk Exposure:
Access Flex Bear High Yield ProFund	—	—	—	—	3,278	—
Access Flex High Yield ProFund	—	99,137	—	—	—	—

Equity Risk Exposure:
Banks UltraSector ProFund	—	1,018,457	—	—	—	—
Basic Materials UltraSector ProFund	—	238,243	—	—	—	—
Bear ProFund	—	9,174	—	69,295	—	—
Biotechnology UltraSector ProFund	—	—	—	—	911,568	—
Bull ProFund	96,207	—	—	—	12,173	—
Communication Services UltraSector ProFund	—	—	—	—	140,748	—
Consumer Goods UltraSector ProFund	—	45,924	—	—	—	—
Consumer Services UltraSector ProFund	—	—	—	—	1,767,671	—
Financials UltraSector ProFund	—	47,678	—	—	—	—
Health Care UltraSector ProFund	—	99,844	—	—	—	—
Industrials UltraSector ProFund	—	—	—	—	65,499	—
Internet UltraSector ProFund	—	—	—	—	7,268,068	—
Mid-Cap ProFund	—	13,346	—	—	—	—
Nasdaq-100 ProFund	46,163	26,862	—	—	—	—
Oil & Gas UltraSector ProFund	—	348,740	—	—	—	—
Oil Equipment & Services UltraSector ProFund	—	181,720	—	—	—	—
Pharmaceuticals UltraSector ProFund	—	11,020	—	—	—	—
Precious Metals UltraSector ProFund	—	1,452,792	—	—	—	—
Real Estate UltraSector ProFund	—	93,686	—	—	—	—
Semiconductor UltraSector ProFund	—	1,413,448	—	—	—	—
Short Nasdaq-100 ProFund	—	103	—	23,085	133	—
Short Oil & Gas ProFund	—	—	—	—	30,340	—
Short Precious Metals ProFund	—	—	—	—	143,652	—
Short Real Estate ProFund	—	—	—	—	1,419	—
Short Small-Cap ProFund	5,848	5,085	—	—	4,084	—
Small-Cap ProFund	—	55,902	—	5,852	—	—
Technology UltraSector ProFund	—	—	—	—	585,736	—
Telecommunications UltraSector ProFund	—	5,988	—	—	—	—
UltraBear ProFund	—	21,494	—	43,310	—	—
UltraBull ProFund	115,056	—	—	—	192,672	—
UltraChina ProFund	—	1,358,072	—	—	—	—
UltraDow 30 ProFund	35,273	—	—	—	177,197	—
UltraEmerging Markets ProFund	—	415,909	—	—	—	—

330 :: Notes to Financial Statements :: July 31, 2021

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements*	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements*	Unrealized Depreciation on Forward Currency Contracts
UltraInternational ProFund	$—	$34,953	$—	$—	$—	$—
UltraJapan ProFund	—	159	—	1,692,027	—	—
UltraLatin America ProFund	—	—	—	—	316,647	—
UltraMid-Cap ProFund	—	919,927	—	126,217	—	—
UltraNasdaq-100 ProFund	23,081	714,735	—	—	—	—
UltraShort China ProFund	—	—	—	—	398,664	—
UltraShort Dow 30 ProFund	—	21,639	—	1,782	—	—
UltraShort Emerging Markets ProFund	—	—	—	—	55,637	—
UltraShort International ProFund	—	—	—	—	18,023	—
UltraShort Japan ProFund	23,342	580	—	—	—	—
UltraShort Latin America ProFund	—	24,818	—	—	—	—
UltraShort Mid-Cap ProFund	4,438	—	—	—	57,132	—
UltraShort Nasdaq-100 ProFund	—	6,356	—	23,085	1,166	—
UltraShort Small-Cap ProFund	23,394	—	—	—	322,442	—
UltraSmall-Cap ProFund	15,565	2,375,791	—	—	—	—
Utilities UltraSector ProFund	—	13,447	—	—	—	—
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	7,327	—	—	269
Rising U.S. Dollar ProFund	—	—	2,649	—	—	37,366
Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund	—	—	—	1,949	—	—
Access Flex High Yield ProFund	624	—	—	—	—	—
Rising Rates Opportunity ProFund	—	—	—	—	153,512	—
Rising Rates Opportunity 10 ProFund	—	—	—	—	14,085	—
U.S. Government Plus ProFund	—	314,705	—	—	—	—

*	Includes cumulative appreciation/depreciation of futures contracts and credit default swap agreements as reported in the Schedules of Portfolio Investments. Only current day's variation margin for both futures contracts and credit default swap agreements are reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund's Statement of Operations, categorized by risk exposure, for the year ended July 31, 2021.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Commodity Risk Exposure:
Bitcoin Strategy ProFund	$(65)	$—	$—	$(4,969)	$—	$—
Credit Risk Exposure:
Access Flex Bear High Yield ProFund	—	(48,850)	—	—	(8,823)	—
Access Flex High Yield ProFund	—	1,342,649	—	—	308,993	—
Equity Risk Exposure:
Banks UltraSector ProFund	—	(141,110)	—	—	1,117,192	—
Basic Materials UltraSector ProFund	—	3,003,984	—	—	301,453	—
Bear ProFund	(382,698)	(4,483,009)	—	(46,800)	172,080	—
Biotechnology UltraSector ProFund	—	17,984,426	—	—	3,589,410	—
Bull ProFund	1,676,269	3,554,018	—	(99,467)	(182,057)	—
Communication Services UltraSector ProFund	—	2,149,751	—	—	(222,595)	—
Consumer Goods UltraSector ProFund	—	1,652,811	—	—	24,997	—
Consumer Services UltraSector ProFund	—	13,603,990	—	—	(2,457,713)	—
Financials UltraSector ProFund	—	3,630,455	—	—	60,792	—

July 31, 2021 :: Notes to Financial Statements :: 331

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Health Care UltraSector ProFund	$—	$2,976,753	$—	$—	$430,270	$—
Industrials UltraSector ProFund	—	3,008,542	—	—	(63,469)	—
Internet UltraSector ProFund	—	51,552,617	—	—	(12,845,431)	—
Mid-Cap ProFund	19,944	1,315,721	—	(2,217)	15,186	—
Nasdaq-100 ProFund	3,972,886	17,413,453	—	(212,186)	(541,685)	—
Oil & Gas UltraSector ProFund	—	3,150,023	—	—	772,358	—
Oil Equipment & Services UltraSector ProFund	—	(1,323,572)	—	—	554,804	—
Pharmaceuticals UltraSector ProFund	—	530,960	—	—	35,393	—
Precious Metals UltraSector ProFund	—	(6,332,733)	—	—	(462,973)	—
Real Estate UltraSector ProFund	—	2,055,460	—	—	(44,080)	—
Semiconductor UltraSector ProFund	—	23,440,535	—	—	1,222,895	—
Short Nasdaq-100 ProFund	(64,505)	3,070,731	—	(23,974)	616,329	—
Short Oil & Gas ProFund	—	(568,825)	—	—	(134,116)	—
Short Precious Metals ProFund	—	508,774	—	—	(33,382)	—
Short Real Estate ProFund	—	(317,484)	—	—	58,558	—
Short Small-Cap ProFund	(59,771)	(877,425)	—	8,268	(1,882)	—
Small-Cap ProFund	177,308	1,261,619	—	(9,816)	47,570	—
Technology UltraSector ProFund	—	20,491,269	—	—	(3,157,076)	—
Telecommunications UltraSector ProFund	—	133,111	—	—	(2,934)	—
UltraBear ProFund	(412,528)	(6,143,888)	—	(2,817)	189,806	—
UltraBull ProFund	2,271,203	38,829,474	—	(151,257)	(1,477,748)	—
UltraChina ProFund	—	(7,949,324)	—	—	1,226,002	—
UltraDow 30 ProFund	627,237	11,451,247	—	35,428	58,831	—
UltraEmerging Markets ProFund	—	1,799,538	—	—	748,640	—
UltraInternational ProFund	—	1,652,457	—	—	278,041	—
UltraJapan ProFund	6,338,864	15,582	—	(551,284)	4,349	—
UltraLatin America ProFund	—	4,799,167	—	—	330,381	—
UltraMid-Cap ProFund	1,072,057	18,607,701	—	(249,165)	988,958	—
UltraNasdaq-100 ProFund	18,926,398	348,151,618	—	(1,912,298)	(16,463,807)	—
UltraShort China ProFund	—	668,372	—	—	(388,798)	—
UltraShort Dow 30 ProFund	(149,886)	(2,799,401)	—	(22,087)	(45,616)	—
UltraShort Emerging Markets ProFund	—	(471,701)	—	—	(77,642)	—
UltraShort International ProFund	—	(1,120,240)	—	—	(175,965)	—
UltraShort Japan ProFund	(96,515)	(29,018)	—	(33,108)	(7,228)	—
UltraShort Latin America ProFund	—	(1,877,375)	—	—	(168,423)	—
UltraShort Mid-Cap ProFund	(91,308)	(1,578,093)	—	5,550	(53,420)	—
UltraShort Nasdaq-100 ProFund	5,546	6,361,248	—	(28,422)	1,959,141	—
UltraShort Small-Cap ProFund	(211,983)	(6,204,325)	—	30,443	(331,708)	—
UltraSmall-Cap ProFund	2,053,946	28,859,036	—	(97,864)	2,402,848	—
Utilities UltraSector ProFund	—	616,836	—	—	18,971	—
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	22,757	—	—	(33,499)
Rising U.S. Dollar ProFund	—	—	(356,187)	—	—	257,620
Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund	3,896	—	—	(3,534)	—	—
Access Flex High Yield ProFund	(6,424)	—	—	2,610	—	—
Rising Rates Opportunity ProFund	439	101,283	—	—	128,697	—
Rising Rates Opportunity 10 ProFund	(5,996)	79,934	—	—	2,798	—
U.S. Government Plus ProFund	(20,947)	(1,919,470)	—	—	(91,309)	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements (other than centrally cleared CDS) and forward currency contracts as of July 31, 2021. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at year end. Amounts shown in the column labeled "Net Amount" represent the un-collateralized portions of these amounts at year end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

332 :: Notes to Financial Statements :: July 31, 2021

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	$463,244	$(463,244)	$—	$—
Swap Agreements — UBS AG	555,213	—	(555,213)	—
Basic Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	158,032	(144,823)	—	13,209
Swap Agreements — UBS AG	80,211	—	—	80,211
Bear ProFund
Swap Agreements — Goldman Sachs International	7,070	—	—	7,070
Swap Agreements — UBS AG	2,104	—	—	2,104
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(451,880)	451,880	—	—
Swap Agreements — UBS AG	(459,688)	459,688	—	—
Bull ProFund
Swap Agreements — Goldman Sachs International	(6,047)	6,047	—	—
Swap Agreements — UBS AG	(6,126)	6,126	—	—
Communication Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	(69,871)	69,871	—	—
Swap Agreements — UBS AG	(70,877)	70,877	—	—
Consumer Goods UltraSector ProFund
Swap Agreements — Goldman Sachs International	19,958	—	—	19,958
Swap Agreements — UBS AG	25,966	—	—	25,966
Consumer Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	(839,878)	839,878	—	—
Swap Agreements — UBS AG	(927,793)	927,793	—	—
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	2,469
(Depreciation)	(269)
Net Appreciation	2,200	—	—	2,200
Forward Currency Contracts — UBS AG	4,858	—	—	4,858
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	11,576	—	—	11,576
Swap Agreements — UBS AG	36,102	—	—	36,102
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	68,031	(68,031)	—	—
Swap Agreements — UBS AG	31,813	—	—	31,813
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(27,338)	27,338	—	—
Swap Agreements — UBS AG	(38,161)	38,161	—	—
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	(3,766,548)	3,766,548	—	—
Swap Agreements — UBS AG	(3,501,520)	3,501,520	—	—
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	435	—	—	435
Swap Agreements — UBS AG	12,911	—	—	12,911
Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	18,386	—	—	18,386
Swap Agreements — UBS AG	8,476	—	(8,476)	—
Oil & Gas UltraSector ProFund
Swap Agreements — Goldman Sachs International	133,247	(133,247)	—	—
Swap Agreements — UBS AG	215,493	—	(215,493)	—
Oil Equipment & Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	51,469	(51,469)	—	—
Swap Agreements — UBS AG	130,251	—	(130,251)	—
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	3,043	—	—	3,043
Swap Agreements — UBS AG	7,977	—	—	7,977

July 31, 2021 :: Notes to Financial Statements :: 333

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	$859,120	$(859,120)	$—	$—
Swap Agreements — UBS AG	593,672	—	(593,672)	—
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	49,363	—	—	49,363
Swap Agreements — UBS AG	44,323	—	—	44,323
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	(131,693)	131,693	—	—
Swap Agreements — Societe' Generale	(21,819)	21,819	—	—
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	(1,647)	1,647	—	—
Swap Agreements — Societe' Generale	(12,438)	12,438	—	—
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	169
(Depreciation)	(15,783)
Net Appreciation	(15,614)	15,614	—	—
Forward Currency Contracts — UBS AG
Appreciation	2,480
(Depreciation)	(21,583)
Net Appreciation	(19,103)	19,103	—	—
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	681,216	(442,380)	—	238,836
Swap Agreements — UBS AG	732,232	—	(550,000)	182,232
Short Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	103	—	—	103
Swap Agreements — UBS AG	(133)	133	—	—
Short Oil & Gas ProFund
Swap Agreements — Goldman Sachs International	(6,504)	6,504	—	—
Swap Agreements — UBS AG	(23,836)	23,836	—	—
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	(105,431)	105,431	—	—
Swap Agreements — UBS AG	(38,221)	38,221	—	—
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	(232)	232	—	—
Swap Agreements — UBS AG	(1,187)	1,187	—	—
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(4,084)	4,084	—	—
Swap Agreements — UBS AG	5,085	—	—	5,085
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	42,869	—	—	42,869
Swap Agreements — UBS AG	13,033	—	—	13,033
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(352,281)	352,281	—	—
Swap Agreements — UBS AG	(233,455)	233,455	—	—
Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	3,015	—	—	3,015
Swap Agreements — UBS AG	2,973	—	—	2,973
UltraBear ProFund
Swap Agreements — Goldman Sachs International	11,914	—	—	11,914
Swap Agreements — UBS AG	9,580	—	—	9,580
UltraBull ProFund
Swap Agreements — Goldman Sachs International	(91,111)	91,111	—	—
Swap Agreements — UBS AG	(101,561)	101,561	—	—
UltraChina ProFund
Swap Agreements — Goldman Sachs International	629,242	(629,242)	—	—
Swap Agreements — UBS AG	728,830	—	(728,830)	—

334 :: Notes to Financial Statements :: July 31, 2021

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	$(96,457)	$96,457	$—	$—
Swap Agreements — UBS AG	(80,740)	80,740	—	—
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	209,064	(209,064)	—	—
Swap Agreements — UBS AG	206,845	—	(206,845)	—
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	17,737	—	—	17,737
Swap Agreements — UBS AG	17,216	—	—	17,216
UltraJapan ProFund
Swap Agreements — Goldman Sachs International	159	—	—	159
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	(135,249)	135,249	—	—
Swap Agreements — UBS AG	(181,398)	181,398	—	—
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	293,424	(293,424)	—	—
Swap Agreements — UBS AG	626,503	—	(626,503)	—
UltraNasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	602,178	(602,178)	—	—
Swap Agreements — UBS AG	112,557	—	(112,557)	—
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	(85,987)	85,987	—	—
Swap Agreements — UBS AG	(312,677)	312,677	—	—
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	14,989	—	—	14,989
Swap Agreements — UBS AG	6,650	—	—	6,650
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	(16,141)	16,141	—	—
Swap Agreements — UBS AG	(39,496)	39,496	—	—
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	(4,751)	4,751	—	—
Swap Agreements — UBS AG	(13,272)	13,272	—	—
UltraShort Japan ProFund
Swap Agreements — Goldman Sachs International	580	—	—	580
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	1,670	—	—	1,670
Swap Agreements — UBS AG	23,148	—	—	23,148
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(35,050)	35,050	—	—
Swap Agreements — UBS AG	(22,082)	22,082	—	—
UltraShort Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	6,356	—	—	6,356
Swap Agreements — UBS AG	(1,166)	1,166	—	—
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(82,271)	82,271	—	—
Swap Agreements — UBS AG	(240,171)	240,171	—	—
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	1,289,474	(1,289,474)	—	—
Swap Agreements — UBS AG	1,086,317	—	(1,086,317)	—
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	308,992	—	—	308,992
Swap Agreements — Societe' Generale	5,713	—	—	5,713
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	3,557	—	—	3,557
Swap Agreements — UBS AG	9,890	—	—	9,890

*	The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
**	Financial instruments and cash collateral received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

July 31, 2021 :: Notes to Financial Statements :: 335

Securities Lending:

Each ProFund may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund in connection with these loans may not be sold or pledged by the ProFund and, accordingly, is not reflected in the ProFund's assets and liabilities. The ProFunds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund if a material event affecting the ProFund's investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund or the borrower at any time. No securities loan shall be made on behalf of a ProFund if, as a result, the aggregate value of all securities loaned by the particular ProFund exceeds one-third of the value of such ProFund's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund's securities as agreed, the ProFund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund and any additional required collateral is delivered to the ProFund, or excess collateral returned by the ProFund, on the next business day.

The following table is a summary of the ProFunds securities lending transactions as of July 31, 2021:

	Value of Securities on Loan	Value of Cash Collateral Received*
Bull ProFund	$4,642	$4,960
Communication Services UltraSector ProFund	26,225	28,024
Consumer Services UltraSector ProFund	47,547	50,809
Europe 30 ProFund	92,812	97,273
Industrials UltraSector ProFund	3,466	3,796
Large-Cap Value ProFund	1,538	1,643
Precious Metals UltraSector ProFund	88,596	92,400
Small-Cap Growth ProFund	123,373	127,895
Small-Cap ProFund	14,187	15,194
Technology UltraSector ProFund	51,195	52,614
UltraBull ProFund	11,720	12,524
UltraChina ProFund	849,214	894,632
UltraEmerging Markets ProFund	90,774	96,236
UltraLatin America ProFund	373,108	421,110
UltraNasdaq-100 ProFund	106,755	115,500

*	Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex- dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

336 :: Notes to Financial Statements :: July 31, 2021

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds (except Access Flex High Yield ProFund, Bitcoin Strategy ProFund, Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Access Flex High Yield ProFund, Bitcoin Strategy ProFund and Real Estate UltraSector ProFund declare and pay dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bear ProFund, Bull ProFund, Europe 30 ProFund, UltraBear ProFund, UltraBull ProFund, UltraJapan ProFund, UltraNasdaq-100 ProFund, and UltraShort Nasdaq-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described below.

July 31, 2021 :: Notes to Financial Statements :: 337

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the year ended July 31, 2021, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of July 31, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Access Flex Bear High Yield ProFund
Repurchase Agreements	$—	$—	$119,000	$—	$119,000	$—
Futures Contracts	—	(1,949)	—	—	—	(1,949)
Credit Default Swap Agreements	—	—	—	(3,278)	—	(3,278)
Total	$—	$(1,949)	$119,000	$(3,278)	$119,000	$(5,227)
Access Flex High Yield ProFund
U.S. Treasury Obligation	$—	$—	$11,259,832	$—	$11,259,832	$—
Repurchase Agreements	—	—	15,896,000	—	15,896,000	—
Futures Contracts	—	624	—	—	—	624
Credit Default Swap Agreements	—	—	—	99,137	—	99,137
Total	$—	$624	$27,155,832	$99,137	$27,155,832	$99,761
Banks UltraSector ProFund
Common Stocks	$91,668,805	$—	$—	$—	$91,668,805	$—
Repurchase Agreements	—	—	28,761,000	—	28,761,000	—
Swap Agreements	—	—	—	1,018,457	—	1,018,457
Total	$91,668,805	$—	$28,761,000	$1,018,457	$120,429,805	$1,018,457
Basic Materials UltraSector ProFund
Common Stocks	$8,813,352	$—	$—	$—	$8,813,352	$—
Repurchase Agreements	—	—	2,070,000	—	2,070,000	—
Swap Agreements	—	—	—	238,243	—	238,243
Total	$8,813,352	$—	$2,070,000	$238,243	$10,883,352	$238,243

338 :: Notes to Financial Statements :: July 31, 2021

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bear ProFund
Repurchase Agreements	$—	$—	$10,467,000	$—	$10,467,000	$—
Futures Contracts	—	(69,295)	—	—	—	(69,295)
Swap Agreements	—	—	—	9,174	—	9,174
Total	$—	$(69,295)	$10,467,000	$9,174	$10,467,000	$(60,121)
Biotechnology UltraSector ProFund
Common Stocks	$131,940,179	$—	$—	$—	$131,940,179	$—
Repurchase Agreements	—	—	43,181,000	—	43,181,000	—
Swap Agreements	—	—	—	(911,568)	—	(911,568)
Total	$131,940,179	$—	$43,181,000	$(911,568)	$175,121,179	$(911,568)
Bitcoin Strategy ProFund
U.S. Treasury Obligation	$—	$—	$354,913	$—	$354,913	$—
Futures Contracts	—	(4,969)	—	—	—	(4,969)
Total	$—	$(4,969)	$354,913	$—	$354,913	$(4,969)
Bull ProFund
Common Stocks	$40,508,346	$—	$—	$—	$40,508,346	$—
Repurchase Agreements	—	—	15,520,000	—	15,520,000	—
Collateral for Securities Loaned	4,960	—	—	—	4,960	—
Futures Contracts	—	96,207	—	—	—	96,207
Swap Agreements	—	—	—	(12,173)	—	(12,173)
Total	$40,513,306	$96,207	$15,520,000	$(12,173)	$56,033,306	$84,034
Communication Services UltraSector ProFund
Common Stocks	$8,580,897	$—	$—	$—	$8,580,897	$—
Repurchase Agreements	—	—	3,669,000	—	3,669,000	—
Collateral for Securities Loaned	28,024	—	—	—	28,024	—
Swap Agreements	—	—	—	(140,748)	—	(140,748)
Total	$8,608,921	$—	$3,669,000	$(140,748)	$12,277,921	$(140,748)
Consumer Goods UltraSector ProFund
Common Stocks	$4,158,034	$—	$—	$—	$4,158,034	$—
Repurchase Agreements	—	—	1,243,000	—	1,243,000	—
Swap Agreements	—	—	—	45,924	—	45,924
Total	$4,158,034	$—	$1,243,000	$45,924	$5,401,034	$45,924
Consumer Services UltraSector ProFund
Common Stocks	$60,358,060	$—	$—	$—	$60,358,060	$—
Repurchase Agreements	—	—	19,296,000	—	19,296,000	—
Collateral for Securities Loaned	50,809	—	—	—	50,809	—
Swap Agreements	—	—	—	(1,767,671)	—	(1,767,671)
Total	$60,408,869	$—	$19,296,000	$(1,767,671)	$79,704,869	$(1,767,671)
Europe 30 ProFund
Common Stocks	$3,398,521	$—	$—	$—	$3,398,521	$—
Collateral for Securities Loaned	97,273	—	—	—	97,273	—
Total	$3,495,794	$—	$—	$—	$3,495,794	$—
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$1,270,000	$—	$1,270,000	$—
Forward Currency Contracts	—	—	—	7,058	—	7,058
Total	$—	$—	$1,270,000	$7,058	$1,270,000	$7,058
Financials UltraSector ProFund
Common Stocks	$9,658,453	$—	$—	$—	$9,658,453	$—
Repurchase Agreements	—	—	2,390,000	—	2,390,000	—
Swap Agreements	—	—	—	47,678	—	47,678
Total	$9,658,453	$—	$2,390,000	$47,678	$12,048,453	$47,678

July 31, 2021 :: Notes to Financial Statements :: 339

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Health Care UltraSector ProFund
Common Stocks	$31,981,306	$—	$—	$—	$31,981,306	$—
Repurchase Agreements	—	—	9,633,000	—	9,633,000	—
Swap Agreements	—	—	—	99,844	—	99,844
Total	$31,981,306	$—	$9,633,000	$99,844	$41,614,306	$99,844
Industrials UltraSector ProFund
Common Stocks	$11,840,293	$—	$—	$—	$11,840,293	$—
Repurchase Agreements	—	—	6,258,000	—	6,258,000	—
Collateral for Securities Loaned	3,796	—	—	—	3,796	—
Swap Agreements	—	—	—	(65,499)	—	(65,499)
Total	$11,844,089	$—	$6,258,000	$(65,499)	$18,102,089	$(65,499)
Internet UltraSector ProFund
Common Stocks	$180,097,179	$—	$—	$—	$180,097,179	$—
Repurchase Agreements	—	—	65,635,000	—	65,635,000	—
Swap Agreements	—	—	—	(7,268,068)	—	(7,268,068)
Total	$180,097,179	$—	$65,635,000	$(7,268,068)	$245,732,179	$(7,268,068)
Large-Cap Growth ProFund
Common Stocks	$32,842,184	$—	$—	$—	$32,842,184	$—
Total	$32,842,184	$—	$—	$—	$32,842,184	$—
Large-Cap Value ProFund
Common Stocks	$6,189,981	$—	$—	$—	$6,189,981	$—
Collateral for Securities Loaned	1,643	—	—	—	1,643	—
Total	$6,191,624	$—	$—	$—	$6,191,624	$—
Mid-Cap Growth ProFund
Common Stocks	$4,501,432	$—	$—	$—	$4,501,432	$—
Total	$4,501,432	$—	$—	$—	$4,501,432	$—
Mid-Cap ProFund
Common Stocks	$6,220,099	$—	$—	$—	$6,220,099	$—
Repurchase Agreements	—	—	770,000	—	770,000	—
Swap Agreements	—	—	—	13,346	—	13,346
Total	$6,220,099	$—	$770,000	$13,346	$6,990,099	$13,346
Mid-Cap Value ProFund
Common Stocks	$5,520,120	$—	$—	$—	$5,520,120	$—
Total	$5,520,120	$—	$—	$—	$5,520,120	$—
Nasdaq-100 ProFund
Common Stocks	$96,494,526	$—	$—	$—	$96,494,526	$—
Repurchase Agreements	—	—	57,470,000	—	57,470,000	—
Futures Contracts	—	46,163	—	—	—	46,163
Swap Agreements	—	—	—	26,862	—	26,862
Total	$96,494,526	$46,163	$57,470,000	$26,862	$153,964,526	$73,025
Oil & Gas UltraSector ProFund
Common Stocks	$23,410,936	$—	$—	$—	$23,410,936	$—
Repurchase Agreements	—	—	7,212,000	—	7,212,000	—
Swap Agreements	—	—	—	348,740	—	348,740
Total	$23,410,936	$—	$7,212,000	$348,740	$30,622,936	$348,740
Oil Equipment & Services UltraSector ProFund
Common Stocks	$12,221,561	$—	$—	$—	$12,221,561	$—
Repurchase Agreements	—	—	2,845,000	—	2,845,000	—
Swap Agreements	—	—	—	181,720	—	181,720
Total	$12,221,561	$—	$2,845,000	$181,720	$15,066,561	$181,720

340 :: Notes to Financial Statements :: July 31, 2021

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Pharmaceuticals UltraSector ProFund
Common Stocks	$3,378,935	$—	$—	$—	$3,378,935	$—
Repurchase Agreements	—	—	864,000	—	864,000	—
Swap Agreements	—	—	—	11,020	—	11,020
Total	$3,378,935	$—	$864,000	$11,020	$4,242,935	$11,020
Precious Metals UltraSector ProFund
Common Stocks	$25,901,631	$—	$—	$—	$25,901,631	$—
Repurchase Agreements	—	—	8,265,000	—	8,265,000	—
Collateral for Securities Loaned	92,400	—	—	—	92,400	—
Swap Agreements	—	—	—	1,452,792	—	1,452,792
Total	$25,994,031	$—	$8,265,000	$1,452,792	$34,259,031	$1,452,792
Real Estate UltraSector ProFund
Common Stocks	$27,707,662	$—	$—	$—	$27,707,662	$—
Repurchase Agreements	—	—	7,932,000	—	7,932,000	—
Swap Agreements	—	—	—	93,686	—	93,686
Total	$27,707,662	$—	$7,932,000	$93,686	$35,639,662	$93,686
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$9,603,000	$—	$9,603,000	$—
Swap Agreements	—	—	—	(153,512)	—	(153,512)
Total	$—	$—	$9,603,000	$(153,512)	$9,603,000	$(153,512)
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$1,961,000	$—	$1,961,000	$—
Swap Agreements	—	—	—	(14,085)	—	(14,085)
Total	$—	$—	$1,961,000	$(14,085)	$1,961,000	$(14,085)
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$5,718,000	$—	$5,718,000	$—
Forward Currency Contracts	—	—	—	(34,717)	—	(34,717)
Total	$—	$—	$5,718,000	$(34,717)	$5,718,000	$(34,717)
Semiconductor UltraSector ProFund
Common Stocks	$63,448,947	$—	$—	$—	$63,448,947	$—
Repurchase Agreements	—	—	21,354,000	—	21,354,000	—
Swap Agreements	—	—	—	1,413,448	—	1,413,448
Total	$63,448,947	$—	$21,354,000	$1,413,448	$84,802,947	$1,413,448
Short Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$1,972,000	$—	$1,972,000	$—
Futures Contracts	—	(23,085)	—	—	—	(23,085)
Swap Agreements	—	—	—	(30)	—	(30)
Total	$—	$(23,085)	$1,972,000	$(30)	$1,972,000	$(23,115)
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$447,000	$—	$447,000	$—
Swap Agreements	—	—	—	(30,340)	—	(30,340)
Total	$—	$—	$447,000	$(30,340)	$447,000	$(30,340)
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$3,260,000	$—	$3,260,000	$—
Swap Agreements	—	—	—	(143,652)	—	(143,652)
Total	$—	$—	$3,260,000	$(143,652)	$3,260,000	$(143,652)
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$438,000	$—	$438,000	$—
Swap Agreements	—	—	—	(1,419)	—	(1,419)
Total	$—	$—	$438,000	$(1,419)	$438,000	$(1,419)

July 31, 2021 :: Notes to Financial Statements :: 341

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$4,558,000	$—	$4,558,000	$—
Futures Contracts	—	5,848	—	—	—	5,848
Swap Agreements	—	—	—	1,001	—	1,001
Total	$—	$5,848	$4,558,000	$1,001	$4,558,000	$6,849
Small-Cap Growth ProFund
Common Stocks	$9,922,663	$—	$—	$—	$9,922,663	$—
Collateral for Securities Loaned	127,895	—	—	—	127,895	—
Total	$10,050,558	$—	$—	$—	$10,050,558	$—
Small-Cap ProFund
Common Stocks	$6,235,084	$—	$—	$—	$6,235,084	$—
Trust*	—	—	—	—	—	—
Contingent Escrow Shares**	—	—	—	—	—	—
Repurchase Agreements	—	—	3,537,000	—	3,537,000	—
Collateral for Securities Loaned	15,194	—	—	—	15,194	—
Futures Contracts	—	(5,852)	—	—	—	(5,852)
Swap Agreements	—	—	—	55,902	—	55,902
Total	$6,250,278	$(5,852)	$3,537,000	$55,902	$9,787,278	$50,050
Small-Cap Value ProFund
Common Stocks	$15,422,043	$—	$—	$—	$15,422,043	$—
Repurchase Agreements	—	—	122,000	—	122,000	—
Total	$15,422,043	$—	$122,000	$—	$15,544,043	$—
Technology UltraSector ProFund
Common Stocks	$75,039,695	$—	$—	$—	$75,039,695	$—
Repurchase Agreements	—	—	27,440,000	—	27,440,000	—
Collateral for Securities Loaned	52,614	—	—	—	52,614	—
Swap Agreements	—	—	—	(585,736)	—	(585,736)
Total	$75,092,309	$—	$27,440,000	$(585,736)	$102,532,309	$(585,736)
Telecommunications UltraSector ProFund
Common Stocks	$841,236	$—	$—	$—	$841,236	$—
Repurchase Agreements	—	—	272,000	—	272,000	—
Swap Agreements	—	—	—	5,988	—	5,988
Total	$841,236	$—	$272,000	$5,988	$1,113,236	$5,988
UltraBear ProFund
Repurchase Agreements	$—	$—	$7,096,000	$—	$7,096,000	$—
Futures Contracts	—	(43,310)	—	—	—	(43,310)
Swap Agreements	—	—	—	21,494	—	21,494
Total	$—	$(43,310)	$7,096,000	$21,494	$7,096,000	$(21,816)
UltraBull ProFund
Common Stocks	$100,291,511	$—	$—	$—	$100,291,511	$—
Repurchase Agreements	—	—	28,385,000	—	28,385,000	—
Collateral for Securities Loaned	12,524	—	—	—	12,524	—
Futures Contracts	—	115,056	—	—	—	115,056
Swap Agreements	—	—	—	(192,672)	—	(192,672)
Total	$100,304,035	$115,056	$28,385,000	$(192,672)	$128,689,035	$(77,616)
UltraChina ProFund
Common Stocks	$14,679,786	$—	$—	$—	$14,679,786	$—
Repurchase Agreements	—	—	1,247,000	—	1,247,000	—
Collateral for Securities Loaned	894,632	—	—	—	894,632	—
Swap Agreements	—	—	—	1,358,072	—	1,358,072
Total	$15,574,418	$—	$1,247,000	$1,358,072	$16,821,418	$1,358,072

342 :: Notes to Financial Statements :: July 31, 2021

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraDow 30 ProFund
Common Stocks	$25,548,077	$—	$—	$—	$25,548,077	$—
Repurchase Agreements	—	—	15,022,000	—	15,022,000	—
Futures Contracts	—	35,273	—	—	—	35,273
Swap Agreements	—	—	—	(177,197)	—	(177,197)
Total	$25,548,077	$35,273	$15,022,000	$(177,197)	$40,570,077	$(141,924)
UltraEmerging Markets ProFund
Common Stocks	$8,060,313	$—	$—	$—	$8,060,313	$—
Preferred Stock	110,398	—	—	—	110,398	—
Repurchase Agreements	—	—	1,433,000	—	1,433,000	—
Collateral for Securities Loaned	96,236	—	—	—	96,236	—
Swap Agreements	—	—	—	415,909	—	415,909
Total	$8,266,947	$—	$1,433,000	$415,909	$9,699,947	$415,909
UltraInternational ProFund
Repurchase Agreements	$—	$—	$3,152,000	$—	$3,152,000	$—
Swap Agreements	—	—	—	34,953	—	34,953
Total	$—	$—	$3,152,000	$34,953	$3,152,000	$34,953
UltraJapan ProFund
Repurchase Agreements	$—	$—	$13,125,000	$—	$13,125,000	$—
Futures Contracts	—	(1,692,027)	—	—	—	(1,692,027)
Swap Agreement	—	—	—	159	—	159
Total	$—	$(1,692,027)	$13,125,000	$159	$13,125,000	$(1,691,868)
UltraLatin America ProFund
Common Stocks	$12,634,494	$—	$—	$—	$12,634,494	$—
Preferred Stock	882,483	—	—	—	882,483	—
Repurchase Agreements	—	—	2,313,000	—	2,313,000	—
Collateral for Securities Loaned	421,110	—	—	—	421,110	—
Swap Agreements	—	—	—	(316,647)	—	(316,647)
Total	$13,938,087	$—	$2,313,000	$(316,647)	$16,251,087	$(316,647)
UltraMid-Cap ProFund
Common Stocks	$51,127,600	$—	$—	$—	$51,127,600	$—
Repurchase Agreements	—	—	9,394,000	—	9,394,000	—
Futures Contracts	—	(126,217)	—	—	—	(126,217)
Swap Agreements	—	—	—	919,927	—	919,927
Total	$51,127,600	$(126,217)	$9,394,000	$919,927	$60,521,600	$793,710
UltraNasdaq-100 ProFund
Common Stocks	$851,830,910	$—	$—	$—	$851,830,910	$—
U.S. Treasury Obligation	—	—	49,995,478	—	49,995,478	—
Repurchase Agreements	—	—	170,324,000	—	170,324,000	—
Collateral for Securities Loaned	115,500	—	—	—	115,500	—
Futures Contracts	—	23,081	—	—	—	23,081
Swap Agreements	—	—	—	714,735	—	714,735
Total	$851,946,410	$23,081	$220,319,478	$714,735	$1,072,265,888	$737,816
UltraShort China ProFund
Repurchase Agreements	$—	$—	$2,338,000	$—	$2,338,000	$—
Swap Agreements	—	—	—	(398,664)	—	(398,664)
Total	$—	$—	$2,338,000	$(398,664)	$2,338,000	$(398,664)
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$3,446,000	$—	$3,446,000	$—
Futures Contracts	—	(1,782)	—	—	—	(1,782)
Swap Agreements	—	—	—	21,639	—	21,639
Total	$—	$(1,782)	$3,446,000	$21,639	$3,446,000	$19,857

July 31, 2021 :: Notes to Financial Statements :: 343

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$1,218,000	$—	$1,218,000	$—
Swap Agreements	—	—	—	(55,637)	—	(55,637)
Total	$—	$—	$1,218,000	$(55,637)	$1,218,000	$(55,637)
UltraShort International ProFund
Repurchase Agreements	$—	$—	$1,520,000	$—	$1,520,000	$—
Swap Agreements	—	—	—	(18,023)	—	(18,023)
Total	$—	$—	$1,520,000	$(18,023)	$1,520,000	$(18,023)
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$221,000	$—	$221,000	$—
Futures Contracts	—	23,342	—	—	—	23,342
Swap Agreement	—	—	—	580	—	580
Total	$—	$23,342	$221,000	$580	$221,000	$23,922
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$1,059,000	$—	$1,059,000	$—
Swap Agreements	—	—	—	24,818	—	24,818
Total	$—	$—	$1,059,000	$24,818	$1,059,000	$24,818
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$1,854,000	$—	$1,854,000	$—
Futures Contracts	—	4,438	—	—	—	4,438
Swap Agreements	—	—	—	(57,132)	—	(57,132)
Total	$—	$4,438	$1,854,000	$(57,132)	$1,854,000	$(52,694)
UltraShort Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$10,912,000	$—	$10,912,000	$—
Futures Contracts	—	(23,085)	—	—	—	(23,085)
Swap Agreements	—	—	—	5,190	—	5,190
Total	$—	$(23,085)	$10,912,000	$5,190	$10,912,000	$(17,895)
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$9,344,000	$—	$9,344,000	$—
Futures Contracts	—	23,394	—	—	—	23,394
Swap Agreements	—	—	—	(322,442)	—	(322,442)
Total	$—	$23,394	$9,344,000	$(322,442)	$9,344,000	$(299,048)
UltraSmall-Cap ProFund
Common Stocks	$57,119,994	$—	$—	$—	$57,119,994	$—
Trust*	—	—	—	—	—	—
Contingent Escrow Shares **	—	—	—	—	—	—
Repurchase Agreements	—	—	37,694,000	—	37,694,000	—
Futures Contracts	—	15,565	—	—	—	15,565
Swap Agreements	—	—	—	2,375,791	—	2,375,791
Total	$57,119,994	$15,565	$37,694,000	$2,375,791	$94,813,994	$2,391,356
U.S. Government Plus ProFund
Repurchase Agreements	$—	$—	$26,082,000	$—	$26,082,000	$—
Swap Agreements	—	—	—	314,705	—	314,705
Total	$—	$—	$26,082,000	$314,705	$26,082,000	$314,705

344 :: Notes to Financial Statements :: July 31, 2021

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Utilities UltraSector ProFund
Common Stocks	$6,609,069	$—	$—	$—	$6,609,069	$—
Repurchase Agreements	—	—	2,126,000	—	2,126,000	—
Swap Agreements	—	—	—	13,447	—	13,447
Total	$6,609,069	$—	$2,126,000	$13,447	$8,735,069	$13,447

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts, and swap agreements (including credit default swap agreements). These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.
*	Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.
**	Wright Medical Group, Inc. contingent escrow shares were valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding Bitcoin Strategy ProFund, Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The Bitcoin Strategy ProFund, Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.45%, 0.70%, 0.90%, 0.90% and 0.50%, respectively, of their average daily net assets.

The Advisor has assumed the responsibility for payment of the Bitcoin Strategy ProFund's organizational and offering costs which are estimated to be $104,000. The Advisor will not seek reimbursement from the ProFund with respect to these organizational and offering costs.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund's net assets in excess of $2 billion. During the year ended July 31, 2021, no Fund's annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust paid Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. In addition, the Bitcoin Strategy Profund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets attributable to Investor Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Investor Class shares. For the period July 28, 2021 (commencement of operations) through July 31, 2021, the Bitcoin Strategy ProFund did not make any payments under this plan. DWS Investment Management Americas, Inc. ("DIMA") is the investment advisor to the Government Cash Management Portfolio in which the Government Money Market ProFund, another portfolio in the Trust, invests its assets.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as "Service fees."

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as "Administrative services fees."

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustees compensation for his services at an annual rate of $185,000. Independent Trustees also receive $10,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special meeting, and $3,000 for attending each telephonic meeting. During the year ended July 31, 2021, actual

July 31, 2021 :: Notes to Financial Statements :: 345

Trustee compensation was $684,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) as follows:

	For the Period March 1, 2020 through February 28, 2021		For the Period March 1, 2021 through November 30, 2022
	Investor Class	Service Class	Investor Class	Service Class
Access Flex Bear High Yield ProFund*	1.78%	2.78%	1.78%	2.78%
Access Flex High Yield ProFund*	1.78%	2.78%	1.78%	2.78%

For the Period July 28, 2021 through November 30, 2022
Investor Class
Bitcoin Strategy ProFund**	0.84%

	For the Period December 1, 2019 through November 30, 2020		For the Period December 1, 2020 through November 30, 2021
	Investor Class	Service Class	Investor Class	Service Class
Banks UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Basic Materials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Bear ProFund	1.95%	2.95%	1.78%	2.78%
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Communication Services UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Consumer Goods UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Consumer Services UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Financials UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Health Care UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.78%	2.78%	1.95%	2.95%
Mid-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap ProFund	1.95%	2.95%	1.78%	2.78%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
Oil & Gas UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Oil Equipment & Services UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Pharmaceuticals UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.78%	2.78%
Rising Rates Opportunity 10 ProFund	1.78%	2.78%	1.78%	2.78%
Rising U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Semiconductor UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Short Nasdaq-100 ProFund	1.78%	2.78%	1.78%	2.78%
Short Oil & Gas ProFund	1.78%	2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.78%	2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
Short Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Growth ProFund	1.95%	2.95%	1.78%	2.78%
Small-Cap ProFund	1.95%	2.95%	1.78%	2.78%
Small-Cap Value ProFund	1.95%	2.95%	1.78%	2.78%
Technology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
UltraBear ProFund	1.78%	2.78%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.95%	2.95%	1.78%	2.78%

346 :: Notes to Financial Statements :: July 31, 2021

	For the Period December 1, 2019 through November 30, 2020		For the Period December 1, 2020 through November 30, 2021
	Investor Class	Service Class	Investor Class	Service Class
UltraDow 30 ProFund	1.95%	2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraInternational ProFund	1.78%	2.78%	1.78%	2.78%
UltraJapan ProFund	1.78%	2.78%	1.78%	2.78%
UltraLatin America ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraNasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Nasdaq-100 ProFund	1.95%	2.95%	1.78%	2.78%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraSmall-Cap ProFund	1.95%	2.95%	1.78%	2.78%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Utilities UltraSector ProFund	1.95%	2.95%	1.95%	2.95%

*	On April 23, 2021, Access Flex High Yield Fund and Access Flex Bear High Yield Fund reorganized into Access Flex High Yield ProFund and Access Flex Bear High Yield ProFund, respectively, through a plan of reorganization and termination that was approved by the Board of Trustees on December 10, 2020. The expense limitation for for each Fund's Investor Class and Service Class Shares was 1.78% and 2.78% both before and after this reorganization.

**  Bitcoin Strategy ProFund commenced operations on July 28, 2021.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years of the end of the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of July 31, 2021, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 2/28/22	Expires 2/28/23	Expires 2/28/24	Expires 11/30/24	Total
Access Flex Bear High Yield ProFund	$28,419	$30,929	$42,649	$12,830	$114,827
Access Flex High Yield ProFund	—	—	68,776	—	68,776

	Expires 11/30/21	Expires 11/30/22	Expires 11/30/23	Expires 11/30/24	Total
Basic Materials UltraSector ProFund	$—	$10,140	$—	$6,378	$16,518
Bitcoin Strategy ProFund	—	—	—	16,105	16,105
Communication Services UltraSector ProFund	12,234	—	3,277	5,387	20,898
Consumer Goods UltraSector ProFund	—	17,697	15,495	4,711	37,903
Europe 30 ProFund	21,134	21,547	20,637	6,772	70,090
Falling U.S. Dollar ProFund	37,906	58,781	23,352	15,246	135,285
Industrials UltraSector ProFund	—	—	12,506	—	12,506
Mid-Cap Value ProFund	2,811	3,030	16,008	2,111	23,960
Pharmaceuticals UltraSector ProFund	—	15,038	20,327	12,454	47,819
Real Estate UltraSector ProFund	—	—	5,655	729	6,384
Rising Rates Opportunity 10 ProFund	—	11,583	23,054	13,322	47,959
Rising U.S. Dollar ProFund	—	27,305	17,542	14,139	58,986
Short Nasdaq 100 ProFund	20,518	23,679	15,973	10,610	70,780
Short Oil & Gas ProFund	21,626	34,181	20,934	18,719	95,460
Short Precious Metals ProFund	26,832	27,268	37,670	8,622	100,392
Short Real Estate ProFund	20,084	25,295	32,302	18,823	96,504
Short Small Cap ProFund	28,002	27,437	39,153	18,200	112,792
Small-Cap ProFund	—	—	23,176	10,280	33,456
Telecommunications UltraSector ProFund	16,381	24,863	36,454	21,370	99,068
UltraBear ProFund	13,813	3,557	30,161	17,377	64,908
UltraInternational ProFund	—	12,789	30,332	12,896	56,017
UltraJapan ProFund	—	—	7,881	—	7,881
UltraShort China ProFund	10,413	26,295	30,877	19,724	87,309
UltraShort Dow 30 ProFund	16,346	24,097	20,771	22,353	83,567
UltraShort Emerging Markets ProFund	12,691	29,588	27,317	20,054	89,650

July 31, 2021 :: Notes to Financial Statements :: 347

	Expires 11/30/21	Expires 11/30/22	Expires 11/30/23	Expires 11/30/24	Total
UltraShort International ProFund	$10,764	$35,034	$29,189	$15,097	$90,084
UltraShort Japan ProFund	33,225	39,480	29,550	19,654	121,909
UltraShort Latin America ProFund	31,376	27,687	23,861	19,226	102,150
UltraShort Mid-Cap ProFund	24,407	23,943	23,952	20,231	92,533
UltraShort Small-Cap ProFund	61,787	50,543	31,634	12,558	156,522
Utilities UltraSector ProFund	—	—	2,060	1,313	3,373

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2021 were as follows:

	Purchases	Sales
Banks UltraSector ProFund	$137,405,661	$50,851,634
Basic Materials UltraSector ProFund	68,923,797	65,673,915
Biotechnology UltraSector ProFund	76,941,466	109,536,261
Bull ProFund	6,849,636	32,588,089
Communication Services UltraSector ProFund	10,706,435	8,485,939
Consumer Goods UltraSector ProFund	13,192,673	16,748,867
Consumer Services UltraSector ProFund	84,568,029	68,599,493
Europe 30 ProFund	19,328,226	21,213,612
Financials UltraSector ProFund	70,705,727	68,042,942
Health Care UltraSector ProFund	37,687,481	42,345,739
Industrials UltraSector ProFund	46,306,248	40,424,336
Internet UltraSector ProFund	89,987,772	108,372,216
Large-Cap Growth ProFund	106,050,390	132,063,959
Large-Cap Value ProFund	63,911,636	65,388,133
Mid-Cap Growth ProFund	47,473,126	89,851,308
Mid-Cap ProFund	6,252,065	5,077,990
Mid-Cap Value ProFund	48,145,213	49,766,940
Nasdaq-100 ProFund	359,981,368	372,770,816
Oil & Gas UltraSector ProFund	46,907,612	36,608,388
Oil Equipment & Services UltraSector ProFund	96,095,564	90,327,674
Pharmaceuticals UltraSector ProFund	6,279,003	6,692,674
Precious Metals UltraSector ProFund	34,013,699	36,592,113
Real Estate UltraSector ProFund	34,930,930	12,706,511
Semiconductor UltraSector ProFund	42,503,111	46,803,729
Small-Cap Growth ProFund	91,652,914	96,634,117
Small-Cap ProFund	7,366,130	3,716,487
Small-Cap Value ProFund	80,082,261	73,957,458
Technology UltraSector ProFund	64,812,445	73,911,044
Telecommunications UltraSector ProFund	2,094,517	2,022,357
UltraBull ProFund	47,640,258	21,995,002
UltraChina ProFund	49,777,700	45,843,292
UltraDow 30 ProFund	7,659,683	3,234,950
UltraEmerging Markets ProFund	26,433,783	32,712,301
UltraLatin America ProFund	21,984,711	25,607,616
UltraMid-Cap ProFund	37,002,381	14,304,020
UltraNasdaq-100 ProFund	457,943,164	160,002,804
UltraSmall-Cap ProFund	37,808,099	11,078,176
Utilities UltraSector ProFund	5,876,293	6,056,256

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2021 were as follows:

	Purchases	Sales
Access Flex High Yield ProFund	$117,190,182	$118,482,893
U.S. Government Plus ProFund	14,926,275	29,215,575

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

348 :: Notes to Financial Statements :: July 31, 2021

Risks Associated with the Use of Derivatives

Certain ProFunds may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund to losses in excess of those amounts initially invested.

Certain ProFunds may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, each Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund's net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund's investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund's return.

The Bitcoin Futures Contracts market futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin futures market has grown substantially since Bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit the Fund's ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund's returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

Compounding Risk

Most of the ProFunds are "geared" funds ("Geared Funds") in the sense that the ProFund has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day, not for any other period. A "single day" is measured from the time a ProFund calculates its net asset value ("NAV") to the time of the ProFund's next NAV calculation. These Geared Funds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark's return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund's expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund's prospectus.

Bitcoin Risk

The Bitcoin Strategy ProFund does not invest directly in Bitcoin. The Fund invests primarily in Bitcoin futures.

Bitcoin is a relatively new innovation and the market for Bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as "whales". These holders have the ability to manipulate the price of Bitcoin. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more

July 31, 2021 :: Notes to Financial Statements :: 349

exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the Fund. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as "miners"), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a "fork." The creation of a "fork" or a substantial giveaway of Bitcoin (sometimes referred to as an "air drop") may result in a significant and unexpected declines in the value of Bitcoin, Bitcoin futures, and the Fund.

Bitcoin Futures Risk

The market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit the Fund's ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund's returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

When a bitcoin futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a bitcoin futures contract with a later expiration date. This is commonly referred to as "rolling". The costs associated with rolling bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.

Borrowing Risk

The Bitcoin Strategy ProFund may borrow for investment purposes using reverse repurchase agreements. The cost of borrowing may reduce the Fund's return. Borrowing may cause a Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.

Active Management Risk

Access Flex Bear High Yield ProFund, Access Flex High Yield ProFund, and Bitcoin Strategy ProFund are actively managed, and their performance reflect the investment decisions that ProFund Advisors make for the Funds. ProFund Advisors' judgements about the Funds' investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform or have negative returns as compared to other funds with a similar investment objective and/ or strategies.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund's benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund's NAV each day may differ, perhaps significantly, from the percentage change of the ProFund's benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund's correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each

350 :: Notes to Financial Statements :: July 31, 2021

ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund's correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund's underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund's ability to meet its investment objective on or around that day.

Credit Default Swaps ("CDS") Risk

While the Access Flex Bear High Yield ProFund will normally be a net "buyer" of CDS and the Access Flex High Yield ProFund will normally be a net "seller" of CDS, at times the Access Flex Bear High Yield ProFund may be a net "seller" and the Access Flex High Yield ProFund may be a net "buyer" of CDS. When a ProFund is a seller of credit protection, upon the occurrence of a credit event, the ProFund will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. When a ProFund is a buyer of credit protection, upon the occurrence of a credit event, the counterparty to the ProFund will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. Recovery values for CDS are generally determined via an auction process to determine the final price for a given reference entity. Although, each ProFund intends, as practicable, to obtain exposure through centrally cleared CDS, an active market may not exist for any of the CDS in which a ProFund invests or in the reference entities subject to the CDS. As a result, a ProFund's ability to maximize returns or minimize losses on such CDS may be impaired. Other risks of CDS include difficulty in valuation due to the lack of pricing transparency and the risk that changes in the value of the CDS do not reflect changes in the credit quality of the underlying reference entities or may otherwise perform differently than expected given market conditions. Because a ProFund may use a single counterparty or a small number of counterparties, certain CDS involve many reference entities and there are no limitations on the notional amount established for the CDS. As a result, counterparty risk may be amplified.

Counterparty Risk

A ProFund that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund may decline. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant ("FCM") or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers' assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM's bankruptcy. In that event, in the case of futures, the FCM's customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM's customers. In the case of cleared swaps, customers of a FCM in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Fund to complete redemptions and

July 31, 2021 :: Notes to Financial Statements :: 351

otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the Fund's performance, resulting in losses to your investment.

Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shocks

In March 2020, U.S. equity markets entered a bear market in the fastest such move in the history of U.S. financial markets. During much of 2020, the unemployment rate in the U.S. was extremely high by historical standards. It is not possible to predict when unemployment and market conditions will return to more normal levels. Contemporaneous with the onset of the COVID-19 pandemic in the U.S., crude oil markets experienced shocks to the supply of and demand for crude oil. This led to an oversupply of crude oil, which impacted the price of crude oil and issuers in related markets. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Fund to quickly become outdated or inaccurate, resulting in significant losses.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

High Yield Risk

Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a ProFund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the ProFund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a ProFund's performance. While the realization of certain of these risks may benefit the Access Flex Bear High Yield ProFund because it seeks investment results that correspond to the inverse of the high yield market, such occurrences may introduce more volatility to the ProFund.

Index Performance Risk

Certain ProFunds linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Investment Capacity Risk

The Bitcoin Strategy ProFund's ability to obtain exposure to Bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, limited liquidity in the Bitcoin futures market, a disruption to the Bitcoin futures market, or as a result of margin requirements or position limits imposed by the Fund's futures commission merchants ("FCMs"), the CME, or the CFTC, the Fund would not be able to achieve its investment objective and may experience significant losses. The Adviser may, in its sole discretion and without prior notice, limit or reject purchases of Fund shares. This is often referred to as "closing" the Fund. The Adviser may re-open the Fund in its sole discretion and without prior notice.

352 :: Notes to Financial Statements :: July 31, 2021

LIBOR Risk

The terms of many investments, financings or other transactions to which a Fund may be a party have been historically tied to the London Interbank Offered Rate, or "LIBOR." LIBOR is the offered rate at which major international banks can obtain wholesale, unsecured funding, and LIBOR may be available for different durations (e.g., 1 month or 3 months) and for different currencies. LIBOR may be a significant factor in determining a Fund's payment obligations under a derivative investment, the cost of financing to a Fund or an investment's value or return to a Fund, and may be used in other ways that affect a Fund's investment performance. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom's financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. On March 5, 2021, the FCA and LIBOR's administrator, ICE Benchmark Administration ("IBA"), announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a "synthetic" basis, but any such publications would be considered non-representative of the underlying market. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate, which is intended to replace the U.S. dollar LIBOR). Alternative reference rates can differ significantly from LIBOR – both in the actual rate and how it is calculated – and it is unclear whether and when markets will adopt these rates as a widely accepted replacement for LIBOR. Various financial industry groups have begun planning for transition away from LIBOR, but there are also obstacles to converting certain securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain LIBOR-related instruments or financing transactions, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies, resulting in prolonged adverse market conditions for a Fund. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect a Fund's performance or NAV.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

The market for the Bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2020					Year Ended 2019
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Taxable Overdistribution	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
December 31
Bear ProFund	$8,361	$—	$—	$—	$8,361	$43,064	$—	$—	$43,064
Bull ProFund	3,962,399	—	—	—	3,962,399	1,081,038	76,752	—	1,157,790
Europe 30 ProFund	104,574	—	—	—	104,574	39,836	—	—	39,836
UltraBear ProFund	37,071	—	—	—	37,071	—	—	—	—
UltraBull ProFund	9,602,431	4,135,538	—	—	13,737,969	651,715	—	—	651,715
UltraNasdaq-100 ProFund	74,202,741	8,972,321	—	—	83,175,062	32,830,742	—	—	32,830,742
UltraShort Nasdaq-100 ProFund	6,099	—	—	—	6,099	48,964	—	—	48,964
October 31
Access Flex High Yield ProFund	547,098	—	—	59,251	606,349	1,173,721	—	—	1,173,721

July 31, 2021 :: Notes to Financial Statements :: 353

	Year Ended 2020					Year Ended 2019
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Taxable Overdistribution	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
Banks UltraSector ProFund	$147,431	$—	$—	$—	$147,431	$119,956	$—	$—	$119,956
Biotechnology UltraSector ProFund	—	6,477,017	—	—	6,477,017	—	10,305,610	—	10,305,610
Communication Services UltraSector ProFund	202,746	—	—	—	202,746	—	—	—	—
Consumer Goods UltraSector ProFund	80,976	61,866	—	—	142,842	66,178	—	—	66,178
Consumer Services UltraSector ProFund	—	—	—	—	—	1,852,834	210,263	—	2,063,097
Financials UltraSector ProFund	153,234	—	34,237	—	187,471	—	—	—	—
Health Care UltraSector ProFund	12,104	—	—	—	12,104	14,197	—	—	14,197
Internet UltraSector ProFund	177,930	28,278	—	—	206,208	—	—	—	—
Large-Cap Growth ProFund	341,415	492,743	—	—	834,158	394,294	61,365	—	455,659
Large-Cap Value ProFund	—	—	—	—	—	175,168	10,206	—	185,374
Mid-Cap ProFund	—	358,894	—	—	358,894	108,018	368,562	—	476,580
Mid-Cap Value ProFund	17,715	—	—	3,366	21,081	55,224	102,228	—	157,452
Nasdaq-100 ProFund	498,352	387,756	—	—	886,108	—	—	—	—
Oil & Gas UltraSector ProFund	153,992	—	—	—	153,992	268,584	—	—	268,584
Oil Equipment & Services UltraSector ProFund	—	—	—	—	—	107,482	—	—	107,482
Pharmaceuticals UltraSector ProFund	—	—	—	—	—	10,251	223,297	751	234,299
Real Estate UltraSector ProFund	101,880	80,388	—	184,976	367,244	727,007	—	—	727,007
Rising Rates Opportunity ProFund	188,442	—	—	—	188,442	—	—	—	—
Rising Rates Opportunity 10 ProFund	17,678	—	—	—	17,678	—	—	—	—
Rising U.S. Dollar ProFund	23,144	—	—	—	23,144	4,667	99,020	—	103,687
Semiconductor UltraSector ProFund	88,463	—	—	—	88,463	3,476,900	9,999,137	—	13,476,037
Short Nasdaq-100 ProFund	11,298	—	—	—	11,298	—	—	—	—
Short Oil & Gas ProFund	4,714	—	—	—	4,714	—	—	—	—

354 :: Notes to Financial Statements :: July 31, 2021

	Year Ended 2020					Year Ended 2019
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Taxable Overdistribution	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
Short Precious Metals ProFund	$18,058	$—	$—	$—	$18,058	$—	$—	$—	$—
Short Small-Cap ProFund	7,330	—	—	—	7,330	—	—	—	—
Small-Cap Growth ProFund	—	—	—	—	—	329,395	638,299	—	967,694
Small-Cap Value ProFund	—	—	3,975	—	3,975	182,542	199,434	—	381,976
Technology UltraSector ProFund	—	—	—	—	—	60,390	—	—	60,390
Telecommunications UltraSector ProFund	20,443	—	—	—	20,443	37,414	—	—	37,414
UltraChina ProFund	18,540	—	—	—	18,540	—	—	—	—
UltraDow 30 ProFund	660,094	—	—	—	660,094	250,371	—	—	250,371
UltraEmerging Markets ProFund	—	—	—	—	—	73,918	—	—	73,918
UltraLatin America ProFund	475,022	—	—	—	475,022	455,847	—	—	455,847
UltraMid-Cap ProFund	899,431	679,608	88,692	—	1,667,731	64,061	—	—	64,061
UltraShort China ProFund	14,251	—	—	—	14,251	—	—	—	—
UltraShort Dow 30 ProFund	13,291	—	—	—	13,291	—	—	—	—
UltraShort Emerging Markets ProFund	7,510	—	—	—	7,510	—	—	—	—
UltraShort International ProFund	15,691	—	—	—	15,691	—	—	—	—
UltraShort Latin America ProFund	12,538	—	—	—	12,538	—	—	—	—
UltraShort Mid-Cap ProFund	7,614	—	—	—	7,614	—	—	—	—
UltraShort Small-Cap ProFund	17,184	—	—	—	17,184	—	—	—	—
UltraSmall-Cap ProFund	—	—	—	—	—	37,378	—	—	37,378
U.S. Government Plus ProFund	35,572	—	—	—	35,572	287,057	—	—	287,057
Utilities UltraSector ProFund	489,768	—	—	—	489,768	270,878	—	—	270,878

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
December 31
Bear ProFund	$—	$—	$—	$(66,920,287)	$(68,224)	$(66,988,511)
Bull ProFund	1,995,004	1,412,029	—	—	34,463,802	37,870,835
Europe 30 ProFund	33,014	—	—	(4,229,774)	82,998	(4,113,762)
UltraBear ProFund	—	—	—	(94,866,711)	(76,942)	(94,943,653)
UltraBull ProFund	5,070,936	2,554,659	—	—	35,924,550	43,550,145
UltraJapan ProFund	675,944	1,304,962	—	—	917	1,981,823

July 31, 2021 :: Notes to Financial Statements :: 355

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
UltraNasdaq-100 ProFund	$71,389,359	$16,381,904	$—	$—	$334,375,912	$422,147,175
UltraShort Nasdaq-100 ProFund	—	—	—	(48,771,641)	(72,717)	(48,844,358)
October 31
Access Flex Bear High Yield ProFund	—	—	—	(5,399,206)	—	(5,399,206)
Access Flex High Yield ProFund	—	—	—	(171,502)	(16,436)	(187,938)
Banks UltraSector ProFund	—	—	—	—	381,837	381,837
Basic Materials UltraSector ProFund	62,732	4,525	—	—	664,526	731,783
Biotechnology UltraSector ProFund	17,310,398	—	—	—	51,597,537	68,907,935
Communication Services UltraSector ProFund	—	—	—	—	416,744	416,744
Consumer Goods UltraSector ProFund	—	—	—	(471,165)	1,734,859	1,263,694
Consumer Services UltraSector ProFund	1,939,814	1,051,800	—	—	14,129,238	17,120,852
Falling U.S. Dollar ProFund	—	—	—	(2,583,884)	—	(2,583,884)
Financials UltraSector ProFund	—	—	—	(316,383)	412,430	96,047
Health Care UltraSector ProFund	—	—	—	(3,557,374)	6,090,512	2,533,138
Industrials UltraSector ProFund	—	—	—	(2,007,969)	1,526,491	(481,478)
Internet UltraSector ProFund	27,272,745	12,588,417	—	—	60,166,971	100,028,133
Large-Cap Growth ProFund	750,825	650,090	—	—	16,533,335	17,934,250
Large-Cap Value ProFund	—	—	—	(2,242,218)	11,032	(2,231,186)
Mid-Cap Growth ProFund	288,094	613,001	—	—	2,625,742	3,526,837
Mid-Cap ProFund	—	—	—	(51,062)	1,013,337	962,275
Mid-Cap Value ProFund	—	—	—	(826,382)	(30,904)	(857,286)
Nasdaq-100 ProFund	1,491,583	348,686	—	—	45,399,021	47,239,290
Oil & Gas UltraSector ProFund	113,935	—	—	(15,518,284)	(1,160,302)	(16,564,651)
Oil Equipment & Services UltraSector ProFund	17,573	—	—	(17,409,459)	(4,886,532)	(22,278,418)
Pharmaceuticals UltraSector ProFund	—	16,620	—	(29,796)	458,813	445,637
Precious Metals UltraSector ProFund	—	—	—	(55,484,356)	10,183,372	(45,300,984)
Real Estate UltraSector ProFund	—	—	—	(2,882,133)	1,445,332	(1,436,801)
Rising Rates Opportunity ProFund	—	—	—	(50,807,262)	289,968	(50,517,294)
Rising Rates Opportunity 10 ProFund	—	—	—	(4,197,124)	23,253	(4,173,871)
Rising U.S. Dollar ProFund	—	—	—	(667,755)	—	(667,755)
Semiconductor UltraSector ProFund	—	—	—	(5,238,389)	22,088,008	16,849,619
Short Nasdaq-100 ProFund	—	—	—	(14,576,472)	1,183,093	(13,393,379)
Short Oil & Gas ProFund	—	—	—	(529,892)	244,414	(285,478)
Short Precious Metals ProFund	—	—	—	(10,902,460)	28,551	(10,873,909)
Short Real Estate ProFund	—	—	—	(4,537,148)	85,447	(4,451,701)
Short Small-Cap ProFund	—	—	—	(13,322,103)	38,668	(13,283,435)
Small-Cap Growth ProFund	—	—	—	(2,339,464)	1,439,975	(899,489)
Small-Cap ProFund	—	—	—	(982,468)	387,155	(595,313)
Small-Cap Value ProFund	—	—	—	(760,136)	(375,892)	(1,136,028)
Technology UltraSector ProFund	1,627,121	8,141	—	—	21,288,563	22,923,825
Telecommunications UltraSector ProFund	4,660	—	—	(5,733,937)	(29,485)	(5,758,762)
UltraChina ProFund	—	—	—	(7,179,341)	4,046,072	(3,133,269)
UltraDow 30 ProFund	55,323	580,970	—	—	6,884,548	7,520,841
UltraEmerging Markets ProFund	—	—	—	(7,117,182)	2,629,455	(4,487,727)
UltraInternational ProFund	—	—	—	(784,647)	(102,109)	(886,756)
UltraLatin America ProFund	95,461	—	—	(34,297,226)	(5,518,609)	(39,720,374)
UltraMid-Cap ProFund	—	—	—	(8,417,820)	3,818,981	(4,598,839)
UltraShort China ProFund	—	—	—	(6,557,052)	43,090	(6,513,962)
UltraShort Dow 30 ProFund	—	—	—	(21,319,772)	479,016	(20,840,756)
UltraShort Emerging Markets ProFund	—	—	—	(12,379,764)	75,885	(12,303,879)
UltraShort International ProFund	—	—	—	(15,840,098)	174,567	(15,665,531)
UltraShort Japan ProFund	—	—	—	(10,423,298)	1,864	(10,421,434)
UltraShort Latin America ProFund	—	—	—	(14,121,729)	316,198	(13,805,531)
UltraShort Mid-Cap ProFund	—	—	—	(9,530,653)	91,960	(9,438,693)
UltraShort Small-Cap ProFund	—	—	—	(49,928,543)	631,993	(49,296,550)
UltraSmall-Cap ProFund	—	—	—	—	2,060,874	2,060,874
U.S. Government Plus ProFund	—	—	—	—	(337,479)	(337,479)
Utilities UltraSector ProFund	9,521	—	—	(7,768,370)	3,171,881	(4,586,968)

356 :: Notes to Financial Statements :: July 31, 2021

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2020 and December 31, 2020, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2020 and December 31, 2020:

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Access Flex Bear High Yield ProFund	$57,187
Falling U.S. Dollar ProFund	13,793
Health Care UltraSector ProFund	110,906
Industrials UltraSector ProFund	15,547
Mid-Cap ProFund	51,062
Pharmaceuticals UltraSector ProFund	29,796
Precious Metals UltraSector ProFund	306,630
Rising Rates Opportunity ProFund	106,926
Rising Rates Opportunity 10 ProFund	26,632
Rising U.S. Dollar ProFund	134,025
Semiconductor UltraSector ProFund	191,830
Short Oil & Gas ProFund	37,173
Short Precious Metals ProFund	23,918
Short Real Estate ProFund	21,419
Short Small-Cap ProFund	35,518
Small-Cap Growth ProFund	172,597
Small-Cap ProFund	36,069
Small-Cap Value ProFund	14,022
UltraChina ProFund	25,170
UltraEmerging Markets ProFund	21,696
UltraInternational ProFund	26,930
UltraMid-Cap ProFund	145,231
UltraShort China ProFund	14,900
UltraShort Dow 30 ProFund	86,320
UltraShort Emerging Markets ProFund	20,250
UltraShort International ProFund	38,991
UltraShort Japan ProFund	8,437
UltraShort Latin America ProFund	56,268
UltraShort Mid-Cap ProFund	36,703
UltraShort Small-Cap ProFund	126,521

As of the end of their respective tax years ended October 31, 2020 and December 31, 2020, the following ProFunds have capital loss carry forwards ("CLCFs") as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

Fund	No Expiration Date
Access Flex Bear High Yield ProFund	$5,342,019
Access Flex High Yield ProFund	171,502
Bear ProFund	66,920,287
Consumer Goods UltraSector ProFund	471,165
Europe 30 ProFund	4,229,774
Falling U.S. Dollar ProFund	2,570,091
Financials UltraSector ProFund	316,383
Health Care UltraSector ProFund	3,446,468
Industrials UltraSector ProFund	1,992,422
Large-Cap Value ProFund	2,242,218
Mid-Cap Value ProFund	826,382
Oil & Gas UltraSector ProFund	15,518,284
Oil Equipment & Services UltraSector ProFund	17,409,459
Precious Metals UltraSector ProFund	55,177,726
Real Estate UltraSector ProFund	2,882,133
Rising Rates Opportunity ProFund	50,700,336
Rising Rates Opportunity 10 ProFund	4,170,492
Rising U.S. Dollar ProFund	533,730

July 31, 2021 :: Notes to Financial Statements :: 357

Fund	No Expiration Date
Semiconductor UltraSector ProFund	$5,046,559
Short Nasdaq-100 ProFund	14,576,472
Short Oil & Gas ProFund	492,719
Short Precious Metals ProFund	10,878,542
Short Real Estate ProFund	4,515,729
Short Small-Cap ProFund	13,286,585
Small-Cap Growth ProFund	2,166,867
Small-Cap ProFund	946,399
Small-Cap Value ProFund	746,114
Telecommunications UltraSector ProFund	5,733,937
UltraBear ProFund	94,866,711
UltraChina ProFund	7,154,171
UltraEmerging Markets ProFund	7,095,486
UltraInternational ProFund	757,717
UltraLatin America ProFund	34,297,226
UltraMid-Cap ProFund	8,272,589
UltraShort China ProFund	6,542,152
UltraShort Dow 30 ProFund	21,233,452
UltraShort Emerging Markets ProFund	12,359,514
UltraShort International ProFund	15,801,107
UltraShort Japan ProFund	10,414,861
UltraShort Latin America ProFund	14,065,461
UltraShort Mid-Cap ProFund	9,493,950
UltraShort Nasdaq-100 ProFund	48,771,641
UltraShort Small-Cap ProFund	49,802,022
Utilities UltraSector ProFund	7,768,370

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust's Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

As of the end of their respective tax years ended October 31, 2020 and December 31, 2020, the cost, gross unrealized appreciation and gross unrealized depreciation on investment securities and derivative instruments, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
December 31
Bear ProFund	$13,298,000	$—	$(68,224)	$(68,224)
Bull ProFund	36,227,498	38,027,075	(3,563,273)	34,463,802
Europe 30 ProFund	4,132,956	774,459	(691,461)	82,998
UltraBear ProFund	7,261,000	—	(76,942)	(76,942)
UltraBull ProFund	78,886,500	42,206,190	(6,281,640)	35,924,550
UltraJapan ProFund	14,188,000	917	—	917
UltraNasdaq-100 ProFund	587,084,062	356,156,210	(21,780,298)	334,375,912
UltraShort Nasdaq-100 ProFund	9,411,000	—	(72,717)	(72,717)
October 31
Access Flex Bear High Yield ProFund	488,000	—	—	—
Access Flex High Yield ProFund	31,371,266	—	(16,436)	(16,436)
Banks UltraSector ProFund	7,132,914	2,893,263	(2,511,426)	381,837
Basic Materials UltraSector ProFund	4,790,502	1,552,997	(888,471)	664,526
Biotechnology UltraSector ProFund	83,081,553	58,582,730	(6,985,193)	51,597,537
Communication Services UltraSector ProFund	5,661,525	970,417	(553,673)	416,744
Consumer Goods UltraSector ProFund	4,703,195	2,344,195	(609,336)	1,734,859
Consumer Services UltraSector ProFund	77,958,434	20,578,870	(6,449,632)	14,129,238
Falling U.S. Dollar ProFund	1,023,000	—	—	—
Financials UltraSector ProFund	3,265,555	1,848,662	(1,436,232)	412,430
Health Care UltraSector ProFund	8,446,352	7,316,459	(1,225,947)	6,090,512
Industrials UltraSector ProFund	4,070,220	1,931,505	(405,014)	1,526,491
Internet UltraSector ProFund	119,352,016	77,366,152	(17,199,181)	60,166,971
Large-Cap Growth ProFund	30,280,462	18,268,935	(1,735,600)	16,533,335
Large-Cap Value ProFund	3,205,619	1,084,995	(1,073,963)	11,032
Mid-Cap Growth ProFund	31,567,229	4,567,126	(1,941,384)	2,625,742
Mid-Cap ProFund	3,125,252	1,400,257	(386,920)	1,013,337

358 :: Notes to Financial Statements :: July 31, 2021

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mid-Cap Value ProFund	$5,190,524	$883,310	$(914,214)	$(30,904)
Nasdaq-100 ProFund	55,379,628	48,666,487	(3,267,466)	45,399,021
Oil & Gas UltraSector ProFund	9,884,789	1,281,580	(2,441,882)	(1,160,302)
Oil Equipment & Services UltraSector ProFund	12,660,092	373,143	(5,259,675)	(4,886,532)
Pharmaceuticals UltraSector ProFund	3,052,330	1,161,281	(702,468)	458,813
Precious Metals UltraSector ProFund	30,680,056	17,313,074	(7,129,702)	10,183,372
Real Estate UltraSector ProFund	2,501,034	1,870,765	(425,433)	1,445,332
Rising Rates Opportunity ProFund	7,161,000	289,968	—	289,968
Rising Rates Opportunity 10 ProFund	1,869,000	23,253	—	23,253
Rising U.S. Dollar ProFund	6,325,000	—	—	—
Semiconductor UltraSector ProFund	51,129,162	26,227,876	(4,139,868)	22,088,008
Short Nasdaq-100 ProFund	43,615,000	1,183,093	—	1,183,093
Short Oil & Gas ProFund	5,028,000	244,414	—	244,414
Short Precious Metals ProFund	2,168,000	28,551	—	28,551
Short Real Estate ProFund	2,245,000	85,447	—	85,447
Short Small-Cap ProFund	1,298,000	38,668	—	38,668
Small-Cap Growth ProFund	6,444,202	2,475,174	(1,035,199)	1,439,975
Small-Cap ProFund	2,435,950	629,952	(242,797)	387,155
Small-Cap Value ProFund	3,055,118	692,404	(1,068,296)	(375,892)
Technology UltraSector ProFund	64,999,486	27,450,555	(6,161,992)	21,288,563
Telecommunications UltraSector ProFund	759,359	136,452	(165,937)	(29,485)
UltraChina ProFund	11,030,004	6,620,247	(2,574,175)	4,046,072
UltraDow 30 ProFund	16,105,833	9,129,556	(2,245,008)	6,884,548
UltraEmerging Markets ProFund	12,151,322	4,651,388	(2,021,933)	2,629,455
UltraInternational ProFund	2,316,000	—	(102,109)	(102,109)
UltraLatin America ProFund	15,988,720	2,176,256	(7,694,865)	(5,518,609)
UltraMid-Cap ProFund	26,873,832	7,723,051	(3,904,070)	3,818,981
UltraShort China ProFund	853,000	43,090	—	43,090
UltraShort Dow 30 ProFund	7,259,000	479,016	—	479,016
UltraShort Emerging Markets ProFund	869,000	75,885	—	75,885
UltraShort International ProFund	3,053,000	174,567	—	174,567
UltraShort Japan ProFund	1,002,000	1,864	—	1,864
UltraShort Latin America ProFund	3,893,000	316,198	—	316,198
UltraShort Mid-Cap ProFund	5,319,000	91,960	—	91,960
UltraShort Small-Cap ProFund	9,206,000	631,993	—	631,993
UltraSmall-Cap ProFund	32,326,706	6,565,170	(4,504,296)	2,060,874
U.S. Government Plus ProFund	19,890,000	—	(337,479)	(337,479)
Utilities UltraSector ProFund	6,418,363	3,840,208	(668,327)	3,171,881

The Bitcoin Strategy ProFund commenced operations on July 28, 2021. The tax character of distributions paid, the tax basis of the components of accumulated earnings (deficit) and any CLCFs, and the cost, gross unrealized appreciation and gross unrealized depreciation on investment securities and derivative instruments, for federal income tax purposes will be determined at the end of the Bitcoin Strategy ProFund's first tax year.

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

As of July 31, 2021, Access Flex Bear High Yield ProFund was owed $299,294 and the Rising U.S. Dollar ProFund was owed $ 690,856 of the original amount owed, as of September 15, 2008, of $925,069 and $2,135,323, respectively, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Access Flex Bear High Yield ProFund and the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse each ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the "PF Trusts") (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the "Lehman Obligations"). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Access

July 31, 2021 :: Notes to Financial Statements :: 359

Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by either the Access Flex Bear High Yield ProFund the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to the Access Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund. The fair values of the remaining claims due from Lehman are $6,013 and $13,880, respectively, and are included in "Receivable for closed swap positions" and "Receivable for closed forward currency contracts", respectively, on the Statements of Assets and Liabilities. The fair value of the amounts that are estimated to be paid by the Advisor are $293,281 and $676,976, respectively, and are included in "Due from Advisor under a Receivables Agreement" on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of July 31, 2021.

9. Share Splits and Reverse Share Splits

Effective December 14, 2020, the Consumer Goods UltraSector ProFund, the Internet UltraSector ProFund, and the UltraNasdaq-100 ProFund underwent a 2-for-1 share split, the Oil Equipment & Services UltraSector ProFund, the UltraBear ProFund, the UltraShort Dow 30 ProFund, the UltraShort Emerging Markets ProFund, and the UltraShort International ProFund underwent a 1-for-4 reverse share split, and the UltraShort Nasdaq-100 ProFund undersent a 1-for-8 reverse share split.

Effective November 18, 2019, the Bull ProFund, the Consumer Services UltraSector ProFund, the Industrials UltraSector ProFund, the Technology UltraSector ProFund, and the UltraDow 30 ProFund underwent a 3-for-1 share split, the Oil Equipment & Services UltraSector ProFund underwent a 1-for-4 reverse share split, and the Short Nasdaq-100 ProFund underwent a 1-for-8 reverse share split.

Effective January 22, 2018, the UltraBull ProFund, the UltraMid-Cap ProFund, and the UltraNasdaq-100 ProFund underwent a 3-for-1 share split, the UltraShort China ProFund underwent a 1-for-8 reverse share split; the UltraShort Japan ProFund and the UltraShort Latin America ProFund underwent a 1-for-5 reverse share split, and the UltraShort Small-Cap ProFund underwent a 1-for-4 reverse share split.

Effective December 5, 2016, the Access Flex Bear High Yield ProFund, Bear ProFund, UltraEmerging Markets ProFund, UltraShort Nasdaq-100 ProFund, and UltraShort Emerging Markets ProFund underwent a 1-for-5 reverse share split, the UltraShort Dow 30 ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, and Rising Rates Opportunity ProFund underwent a 1-for-8 reverse share split, and the UltraBear ProFund and UltraShort Mid-Cap ProFund underwent a 1-for-10 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds or the value of a shareholder's investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

10. Shareholder Concentration

Ownership of more than 25% of the voting securities for a fund creates presumptions of control of the fund, under Section 2(a)(9) of the 1940Act. As of July 31, 2021, the following shareholders were deemed a significant shareholder of the following ProFunds:

	Shareholder Name	% of Fund Owned
Bitcoin Strategy ProFund	ProFund Advisors LLC	77%

Rising U.S. Dollar ProFund	SEI Private Trust Company c/o Pacific Premier Trust	67%

Small-Cap ProFund	Meridian Capital Partners	28%

UltraJapan ProFund	Robert Ronus	30%

UltraLatin America ProFund	Warren M. Merguerian	35%

11. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds' financial statements.

360 :: Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
ProFunds:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities and consolidated statement of assets and liabilities of the Funds listed in the Appendix that comprise ProFunds (each a Fund and collectively, the Funds), including the schedule of portfolio investments and consolidated schedule of portfolio investments (the summary schedule of portfolio investments for the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), as of July 31, 2021, the related statements of operations and consolidated statement of operations (and consolidated statement of cash flows for Bitcoin Strategy ProFund) for the year or period listed in the Appendix, the statements of changes in net assets and consolidated statement of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights and consolidated financial highlights (collectively, the financial highlights) for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Fund as of July 31, 2021, the results of its operations (and cash flows for Bitcoin Strategy ProFund) for the year or period listed in the Appendix, the changes in its net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2021, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more ProFunds investment companies since 2010.

Columbus, Ohio
September 28, 2021

Report of Independent Registered Public Accounting Firm :: 361

Appendix

Statement of assets and liabilities, including the schedule of portfolio investments (the summary schedule of portfolio investments for the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), as of July 31, 2021, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

Banks UltraSector ProFund

Basic Materials UltraSector ProFund

Bear ProFund

Biotechnology UltraSector ProFund

Bull ProFund

Communication Services Ultrasector ProFund

Consumer Goods UltraSector ProFund

Consumer Services UltraSector ProFund

Europe 30 ProFund

Falling U.S. Dollar ProFund

Financials UltraSector ProFund

Health Care UltraSector ProFund

Industrials UltraSector ProFund

Internet UltraSector ProFund

Large-Cap Growth ProFund

Large-Cap Value ProFund

Mid-Cap ProFund

Mid-Cap Growth ProFund

Mid-Cap Value ProFund

Nasdaq-100 ProFund

Oil & Gas UltraSector ProFund

Oil Equipment & Services UltraSector ProFund

Pharmaceuticals UltraSector ProFund

Precious Metals UltraSector ProFund

Real Estate UltraSector ProFund

Rising Rates Opportunity ProFund

Rising Rates Opportunity 10 ProFund

Rising U.S. Dollar ProFund

Semiconductor UltraSector ProFund

Short Nasdaq-100 ProFund

Short Oil & Gas ProFund

Short Precious Metals ProFund

Short Real Estate ProFund

Short Small-Cap ProFund

Small-Cap ProFund

Small-Cap Growth ProFund

Small-Cap Value ProFund

Technology UltraSector ProFund

Telecommunications UltraSector ProFund

UltraBear ProFund

UltraBull ProFund

UltraChina ProFund

UltraDow 30 ProFund

UltraEmerging Markets ProFund

UltraInternational ProFund

UltraJapan ProFund

UltraLatin America ProFund

UltraMid-Cap ProFund

UltraNasdaq-100 ProFund

UltraShort China ProFund

UltraShort Dow 30 ProFund

UltraShort Emerging Markets ProFund

UltraShort International ProFund

UltraShort Japan ProFund

UltraShort Latin America ProFund

UltraShort Mid-Cap ProFund

UltraShort Nasdaq-100 ProFund

UltraShort Small-Cap ProFund

UltraSmall-Cap ProFund

U.S. Government Plus ProFund

Utilities UltraSector ProFund

Statement of assets and liabilities, including the schedule of portfolio investments, as of July 31, 2021, the related statement of operations for the period November 1, 2020 through July 31, 2021, and the statements of changes in net assets for the period November 1, 2020 through July 31, 2021 and the year ended October 31, 2020.

Access Flex Bear High Yield ProFund

Access Flex High Yield ProFund

Consolidated statement of assets and liabilities, including the consolidated schedule of portfolio investments, as of July 31, 2021, the related consolidated statements of operations, cash flows, and changes in net assets for the period July 28, 2021 (commencement of operations) through July 31, 2021.

Bitcoin Strategy ProFund

362 :: Board Approval of Investment Advisory Agreement :: July 31, 2021 (unaudited)

At a meeting held on December 10, 2020, the Board of Trustees considered the approval of the Investment Advisory Agreement between ProFund Advisors LLC (the "Advisor") and the Trust, on behalf of Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund (the "New Funds").

The New Funds were approved in connection with an Agreement and Plan of Reorganization and Termination (the "Reorganization") that provides for the transfer of all of the assets of the Access Flex Bear High Yield Fund and Access Flex High Yield Fund, each series of Access One Trust (an affiliated Trust) (the "Existing Funds") into corresponding New Funds within ProFunds.

The Board noted that New Funds would (1) have the same cost and share class structures as the Existing Funds, including the same advisory and distribution fees; (2) pursue the same investment programs and investment objectives as the Existing Funds, managed by the same portfolio management team; and (3) have a substantially similar name as the Existing Funds. The Board noted that the Reorganization will not result in a material change or diminution in the level of services or resources that have been provided historically to the Existing Funds. The Board also noted that the New Funds will have no operations or public shareholders prior to the Reorganization and they will adopt the performance and accounting histories of the Existing Funds.

During its review, the Board relied on materials that the Advisor had previously provided in connection with the Board's annual consideration of the investment advisory and related agreements with respect to the Existing Funds at its September 14-15, 2020 Meeting, where there had been no material change in response.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board's responsibilities under state and federal law with respect to the Board's consideration of the approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review. In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreement, including information that addressed, among other things:

(i)	the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;
(ii)	the costs of the services to be provided and the profits to be realized by the Advisor;
(iii)	the investment performance of the Existing Funds and the Advisor;
(iv)	the extent to which economies of scale might be realized as the New Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and
(v)	other benefits to the Advisor and/or its affiliates from the relationship to the New Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Existing Funds and the New Funds. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the approval of the Investment Advisory Agreement, including among other things:

(i)	information about the advisory services that were being provided by the Advisor with respect to the Existing Funds and were proposed to be provided to the New Funds;

(ii)	the Advisor's Form ADV;

(iii)	biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Existing Funds, who will also serve in the same capacity for the New Funds;

(iv)	information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year for the Existing Funds;

(v)	information regarding advisory fees earned versus advisory fees waived for previous periods with respect to the Existing Funds;

(vi)	performance information for prior periods with respect to the Existing Funds;

(vii)	comparative industry fee data with respect to the Existing Funds;

(viii)	information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Existing Funds;

(ix)	information regarding the Advisor's trade allocation and best execution policies and procedures with respect to the Existing Funds;

(x)	information about the financial condition of the Advisor;

(xi)	information regarding how the Advisor monitors each Existing Fund's compliance with regulatory requirements and Trust procedures; and

(xii)	the Advisor's reputation, expertise and resources.

In addition to the information provided and discussions that occurred at the meeting, the Board also considered information they received throughout the year as part of their regular oversight of the Existing Funds.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor with respect to the Existing Funds. The Board noted there would be no significant differences between the scope of services provided by the Advisor to the Existing Funds and those to be provided to the New Funds. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Existing Funds effectively, which are expected to be identical for the New Funds. In particular, the Board considered the following:

(i)	the investment objective of each Existing Fund, the Advisor's description of skills needed to manage each Existing Fund, and the Advisor's success in achieving the investment objectives of each Existing Fund;
(ii)	the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel

July 31, 2021 (unaudited) :: Board Approval of Investment Advisory Agreement :: 363

with relevant experience and the specific expertise necessary to manage the Existing Funds;

(iii)	the structure of the portfolio staff compensation program and the incentives it is intended to provide;

(iv)	the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

(v)	the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Existing Funds' ability to meet their stated investment objectives and minimize counterparty risk;

(vi)	information regarding allocation of Existing Fund brokerage and the selection of counterparties for Existing Fund portfolio transactions;

(vii)	a significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years and its recent institution of several technological upgrades that would generally improve capacity and document production capabilities as well as technological upgrades that have contributed to successful remote working conditions during the COVID-19 pandemic; and

(viii)	information regarding the selection of counterparties for Existing Fund portfolio transactions, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties on behalf of the Existing Funds.

The Board considered that the Advisor oversees the operations of the Existing Funds and provides compliance services to the Existing Funds, which are expected to be identical for the New Funds. The Board also reviewed the Advisor's compliance program, including specific activities associated with the Existing Funds.

Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services provided by the Advisor with respect to the New Funds were expected to be of high quality, (ii) the Advisor has successfully achieved the investment goals of the Existing Funds, (iii) the Advisor's services benefited the Existing Funds' shareholders, particularly in light of the nature of the Existing Funds and the services required to support them and (iv) it was generally satisfied with the nature, quality and extent of services provided to the Existing Funds and expected to be provided to the New Funds by the Advisor.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds offering strategies similar in nature and extent to the Existing Funds, noting that the New Funds are expected to be similarly situated. This information included information prepared by an independent consultant, comparing management fee and expense information for the Existing Funds to that of a peer group of Funds (the "Peer Group") determined by the consultant. Board discussed the methodology used to prepare the comparative fee data for each Existing Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information because the Existing Funds are unique and few fund complexes with funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor's representation that it found the Peer Group compiled by the independent consultant to be appropriate, but acknowledged the existence of certain differences between the Existing Funds and their peers. The Board noted that the methodology used to compile the Peer Group and comparative data were identical to that used in prior years. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fees. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Existing Funds on their own, and noted that it would be more expensive or impractical to do so.

The Board reviewed information prepared by the independent consultant, comparing management and expense information for each Existing Fund to that of the Peer Group. The Board reviewed Peer Group information prepared by the consultant comparing the contractual advisory fee rate paid by the Existing Funds to other funds with investment objectives most similar to the Existing Funds. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Existing Fund and considered the net advisory fees paid by each Existing Fund after taking waivers and reimbursements into account.

The Board noted that the advisory fee paid by each Existing Fund compared favorably to its Peer Group and universe average, and that the New Funds' proposed advisory fees are identical.

The Board considered and discussed the sub-advisory fees charged and the services provided by the Advisor to the one mutual fund it serves as sub-advisor. The Board recognized that the scope of services provided by the Advisor to the mutual fund is narrower than the services provided to the Existing Funds for several reasons, including that the Advisor performs only services delegated to it by the investment adviser to the mutual fund and does not provide other services like daily cash management, collateral management and counterparty management. The Board noted that for these reasons it is difficult to make comparisons of fees charged to the sub-advised mutual fund and the Existing Funds.

The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other mutual funds.

The Board, including all of the Independent Trustees, concluded that, with respect to each New Fund, the proposed investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services proposed to be provided.

Investment Performance of the Funds and the Advisor

The Board noted that the New Funds had not yet started operations and therefore had no performance history, but determined that, as the New Funds will have the same investment strategies and objectives as the Existing Funds, it was reasonable to consider the performance of the Existing Funds. The Board considered total return information for each Existing Fund and focused on the

364 :: Board Approval of Investment Advisory Agreement :: July 31, 2021 (unaudited)

correlation of returns with the high yield market (or inverse thereof, as applicable) for each Fund for the 3-month, 1-year, 3-year, 5-year, 10-year and since inception periods ended September 30, 2020. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns with the high yield market (or inverse thereof, as applicable) for each Existing Fund remained strong during the applicable periods and Fund performance versus target performance was generally within expected ranges.

In regard to the Access Flex Bear High Yield Fund, the Board considered that for each of the one-year, three-year, five-year and ten-year periods ended September 30, 2020, the Fund closely tracked its Peer Group, index and universe. In regard to the Access Flex High Yield Fund, the Board considered that for each of the one-year, three-year, five-year and ten-year periods ended September 30, 2020, the Fund closely tracked its Peer Group. The Board also considered that the Fund underperformed its benchmark index for the one-year, five-year and ten-year periods and for the quarter ended September 30, 2020.

After reviewing the performance of the Existing Funds, the Board, including all of the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Existing Funds was satisfactory.

Profitability

The Board noted that the New Funds had not yet started operations, so that it could not yet evaluate the Advisor's profitability related to the New Funds. The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by the Advisor in managing the Existing Funds, or expected to be incurred in managing the New Funds, including, but not limited to, intellectual capital, regulatory compliance and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Existing Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Existing Funds. The Board also discussed the Advisor's profit margin, including the expense allocation methodology used in the Advisor's profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion for prior reviews.

The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant.

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Investment Advisory Agreement was reasonable in light of the services and benefits provided to each Existing Fund and expected to be provided to each New Fund.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Existing Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Existing Fund and New Fund covered by the Investment Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets.

The Board considered that the Advisor has agreed to reduce each New Fund's annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how New Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement. The Independent Trustees also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Existing Funds, or to be realized from their relationship to the New Funds, but concluded that such benefits were not material to their considerations. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Existing Funds for providing services under a Distribution and Shareholder Services Plan, and will earn similar fees for the New Funds.

Conclusions

The Board, including all of the Independent Trustees, concluded that it was in the best interests of the New Funds and their prospective shareholders to approve the Investment Advisory Agreement and that the terms of the Investment Advisory Agreement for each New Fund were fair and reasonable.

July 31, 2021 (unaudited) :: Board Approval of Investment Advisory Agreement :: 365

At a meeting held on July 15-16, 2021 and July 26, 2021, the Board of Trustees (the "Board") of ProFunds (the "Trust") considered the initial approval of the Investment Advisory Agreement (the "Investment Advisory Agreement") between the Trust and ProFund Advisors LLC (the "Advisor") on behalf of the Bitcoin Strategy ProFund (the "New Fund").

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Investment Advisory Agreement, including information that addressed, among other things: (i) the nature, extent, and quality of the services that were proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits expected to be realized by the Advisor; (iii) the investment performance of the Advisor in managing existing Funds; (iv) the extent to which economies of scale might be realized as the New Fund grows and whether fee levels reflect economies of scale, if any, for the benefit of the New Fund's shareholders; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the New Fund. It was noted that certain of this information had previously been provided to the Trustees in connection with the renewal of the Investment Advisory Agreement relating to the existing series of the Trust at the September 14-15, 2020 Meeting and the Advisor has referred to that information where there have been no material updates since that time.

It was noted that the Independent Trustees requested, and received, from the Advisor information and reports relevant to the approval of the Investment Advisory Agreement, including, among other things: (i) information about the advisory services to be provided by the Advisor with respect to the New Fund; (ii) the Advisor's Form ADV; (iii) biographies of the employees of the Advisor who will be primarily responsible for providing investment advisory services to the New Fund; (iv) information regarding the proposed contractual fees with respect to the New Fund; (v) comparative industry fee data; (vi) information regarding the Advisor's trade allocation and best execution policies and procedures; (vii) information about the financial condition of the Advisor; (viii) information regarding how the Advisor expects to monitor the New Fund's compliance with regulatory requirements and Trust procedures; (ix) the Advisor's reputation, expertise and resources; and (x) information regarding the New Fund's exposure to Bitcoin and the Advisor's familiarity with digital assets and Bitcoin in particular, as well as processes related to assessing risk and liquidity with respect to investments in Bitcoin futures, among other things.

The Independent Trustees consulted with Independent Trustee Counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Investment Advisory Agreement and other agreements with respect to the New Fund. It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the New Fund.

In considering the Investment Advisory Agreement for the New Fund, the Board did not identify any particular factor that was most relevant to its consideration to approve the Investment Advisory Agreement and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of the Advisor's Services

In response to a request of the members of the Board who are not "interested persons" of the New Fund (the "Independent Trustees"), the Advisor presented information about the services to be provided by the Advisor and its affiliates and the proposed contractual arrangements relating to those services.

The Board reviewed the nature, extent and quality of the investment advisory services to be performed by the Advisor with respect to the New Fund. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the New Fund effectively. In particular, the Board considered the following:

•	the investment objective of the New Fund and the Advisor's description of the skills needed to manage the New Fund;
•	the key features of the New Fund, including investment strategies of the New Fund;
•	the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the New Fund;
•	the structure of the portfolio staff compensation program and the incentives it is intended to provide;
•	the collateral, credit and cash management functions at the Advisor;
•	the Advisor's familiarity with digital assets and Bitcoin in particular, as well as processes related to assessing risk and liquidity with respect to investments in Bitcoin futures;
•	the Advisor's ability to monitor compliance with the liquidity rule, derivatives rule and valuation requirements, among other things;
•	significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years;
•	the Advisor's ability to monitor and avoid potential fraud or manipulation of the underlying Bitcoin markets and its potential influence on the market for Bitcoin futures, and
•	information regarding allocation of brokerage on behalf of other funds managed by the Advisor and the Advisor's practices regarding the selection of counterparties for the fund's portfolio transactions.

The Board considered that the Advisor will oversee the operations of the New Fund, including oversight of the New Fund's service providers, and will provide compliance services to the New Fund.

Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services to be provided by the Advisor with respect to the New Fund were expected to be of high quality, (ii) the Advisor has successfully achieved the investment goals of the existing operational Funds in the Trust, and (iii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the New Fund.

Comparison of Services and Fees

At the request of the Independent Trustees, the Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services to be provided to the New Fund by

366 :: Board Approval of Investment Advisory Agreement :: July 31, 2021 (unaudited)

or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies that gain portfolio exposure by investing a portion of their respective assets in wholly-owned subsidiaries organized under the laws of the Cayman Islands and share similar pricing characteristics to the New Fund. This information included comparative fee information prepared by an independent consultant. The Board discussed the methodology used to prepare the comparative fee data for the New Fund and the potential limitations of such data, noting that the New Fund is one of the first of its kind, making comparisons difficult.

The Board reviewed information prepared by the independent consultant comparing management fee and expense information for the New Fund to that of a peer group of funds (the "Peer Group") determined by the consultant as well as to the relevant fund category determined by the consultant. The Board noted the difficulty in compiling the Peer Group because the New Fund is one of the first of its kind, with only one fund with substantially similar objectives and strategies available for comparison. Notwithstanding this difficulty, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's proposed fees. The Board also considered the fee waiver and/or expense reimbursement arrangements in place for the New Fund.

The Board recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in the services that are included in the fees paid by other funds. The Board concluded that the New Fund's advisory fee rates were reasonable given the services proposed to be provided and the fees charged by other funds in the Peer Group.

Profitability

The Board noted that the New Fund had not yet started operations, so that it could not yet evaluate the Advisor's profitability related to the New Fund. It was noted that each year, as part of its annual contract renewal process, the Trustees discuss the Advisor's profit margin, including the methodology used in the Advisor's profitability analysis, and receive information provided by the Advisor relating to its financial condition and overall profitability related to its management of the funds in the fund complex.

The Independent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant.

The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the New Fund, including, but not limited to, intellectual capital, regulatory compliance and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the New Fund.

Investment Performance of the Fund and the Advisor

The Trustees noted that the New Fund had not yet commenced operations and, as such, there was no performance information for the New Fund to consider. The Trustees notes, however, the Advisor's performance record in managing other Funds that seek to track the performance of a benchmark index.

Economies of Scale

The Board considered the New Fund's fee arrangements with the Advisor. The Board considered that the New Fund will pay the Advisor an annual investment advisory fee of 0.45% of average daily net assets, and that, pursuant to a contractual three year waiver, the Advisor has agreed to reduce the Fund's annual investment advisory fee, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, by 0.025% of the Fund's daily net assets in excess of $500 million to $1 billion, 0.05% of the Fund's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the Fund's net assets in excess of $2 billion.

Other Benefits

The Board also considered the Advisor's non-advisory services, including those to be performed under a separate Management Services Agreement. The Board also considered any indirect, or "fall-out," benefits of the Advisor or its affiliates to be derived from the relationship to the New Fund but concluded that such benefits were not material to their considerations.

Conclusions

The Board, including all of the Independent Trustees, concluded that it was in the best interests of the New Fund and its prospective shareholders to approve the Investment Advisory Agreement and that the terms of the Investment Advisory Agreement for the New Fund were fair and reasonable.

Trustees and Executive Officers (unaudited) :: 367

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During Past 5 Years

Independent Trustees

William D. Fertig c/o ProFunds Trust 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present).	ProFunds (116); ProShares Trust (116)	Context Capital

Russell S. Reynolds, III c/o ProFunds Trust 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment and Corporate Governance Consulting): Managing Director (February 1993 to present).	ProFunds (116); ProShares Trust (116)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds Trust 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Linden Lane Capital Partners LLC (Real Estate Investment and Development): Managing Principal (2010 to present).	ProFunds (116); ProShares Trust (116)	NAIOP (the Commercial Real Estate Development Association)

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).	ProFunds (116); ProShares Trust (116)

*	The "Fund Complex" consists of all operational registered investment companies under the 1940 Act that are advised by ProFund Advisors LLC and any operational registered investment companies that have an investment adviser that is an affiliated person of ProFund Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**	Mr. Sapir is an "interested person," as defined by the 1940 Act, because of his ownership interest in the Advisor.

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years

Executive Officers

Todd B. Johnson 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor and ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present).

Victor M. Frye, Esq. 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present); Chief Compliance Officer of ProFunds Distributors, Inc. (July 2015 to present).

Richard F. Morris 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present	General Counsel of the Advisor, ProShare Advisors, and ProShare Capital Management LLC (December 2015 to present); Chief Legal Officer of ProFunds Distributors, Inc. (December 2015 to present); Partner at Morgan Lewis & Bockius, LLP (October 2012 to November 2015).

Christopher E. Sabato 4400 Easton Commons, Suite 200 Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present)

The Funds' Statement of Additional Information includes additional information about the Funds' Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds files complete lists of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT (and successor Forms). Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

07/21

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 13(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Michael C. Wachs and William D. Fertig, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

2020 $698,500
2021 $741,650

The fees relate to the audit of the registrant’s annual financial statements and the review of the annual post-effective registration statements paid to KPMG LLP.

(b)	Audit-Related Fees:

2020 $0
2021 $0

(c)	Tax Fees:

2020 $294,000
2021 $294,000

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations paid to KPMG LLP.

(d)	All Other Fees:

2020 $0
2021 $0

(e)(1)	The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)	No Services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable as less than 50%.

(g)	2020 $294,000
2021 $294,000

These aggregate fees were billed in the Reporting Periods for non-audit services by the principal accountant to the Registrant and Fund Management.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (64.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	631	$124,900
A.O. Smith Corp. (Building Products)	146	10,268
Abbott Laboratories (Health Care Equipment & Supplies)	1,934	233,976
AbbVie, Inc. (Biotechnology)	1,923	223,644
ABIOMED, Inc.* (Health Care Equipment & Supplies)	49	16,030
Accenture PLC - Class A (IT Services)	692	219,835
Activision Blizzard, Inc. (Entertainment)	846	70,743
Adobe, Inc.* (Software)	520	323,249
Advance Auto Parts, Inc. (Specialty Retail)	71	15,056
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,323	140,489
Aflac, Inc. (Insurance)	688	37,840
Agilent Technologies, Inc. (Life Sciences Tools & Services)	330	50,566
Air Products & Chemicals, Inc. (Chemicals)	241	70,138
Akamai Technologies, Inc.* (IT Services)	177	21,226
Alaska Air Group, Inc.* (Airlines)	135	7,834
Albemarle Corp. (Chemicals)	127	26,167
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	149	30,000
Align Technology, Inc.* (Health Care Equipment & Supplies)	78	54,272
Allegion PLC (Building Products)	98	13,387
Alliant Energy Corp. (Electric Utilities)	272	15,920
Alphabet, Inc.* - Class A (Interactive Media & Services)	327	881,111
Alphabet, Inc.* - Class C (Interactive Media & Services)	310	838,370
Altria Group, Inc. (Tobacco)	2,014	96,753
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	467	1,553,984
Amcor PLC (Containers & Packaging)	1,678	19,398
Ameren Corp. (Multi-Utilities)	278	23,330
American Airlines Group, Inc.* (Airlines)	698	14,225
American Electric Power Co., Inc. (Electric Utilities)	544	47,937
American Express Co. (Consumer Finance)	708	120,735
American International Group, Inc. (Insurance)	934	44,225
American Tower Corp. (Equity Real Estate Investment Trusts)	495	139,985
American Water Works Co., Inc. (Water Utilities)	198	33,682
Ameriprise Financial, Inc. (Capital Markets)	126	32,453
AmerisourceBergen Corp. (Health Care Providers & Services)	161	19,669
AMETEK, Inc. (Electrical Equipment)	251	34,902
Amgen, Inc. (Biotechnology)	625	150,962
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	651	47,190
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	401	67,135
ANSYS, Inc.* (Software)	95	35,004
Anthem, Inc. (Health Care Providers & Services)	267	102,531
Aon PLC (Insurance)	246	63,967
APA Corp. (Oil, Gas & Consumable Fuels)	411	7,706
Apple, Inc. (Technology Hardware, Storage & Peripherals)	17,075	2,490,559
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	999	139,790
Aptiv PLC* (Auto Components)	294	49,054
Archer-Daniels-Midland Co. (Food Products)	608	36,310
Arista Networks, Inc.* (Communications Equipment)	60	22,823
Arthur J. Gallagher & Co. (Insurance)	223	31,066
Assurant, Inc. (Insurance)	66	10,415
AT&T, Inc. (Diversified Telecommunication Services)	7,775	218,089
Atmos Energy Corp. (Gas Utilities)	142	14,000
Autodesk, Inc.* (Software)	239	76,750
Automatic Data Processing, Inc. (IT Services)	463	97,059
AutoZone, Inc.* (Specialty Retail)	24	38,966
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	152	34,630
Avery Dennison Corp. (Containers & Packaging)	90	18,961
Baker Hughes Co. - Class A (Energy Equipment & Services)	792	16,822
Ball Corp. (Containers & Packaging)	357	28,873
Bank of America Corp. (Banks)	8,208	314,859
Baxter International, Inc. (Health Care Equipment & Supplies)	547	42,310
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	317	81,073
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,063	574,112
Best Buy Co., Inc. (Specialty Retail)	243	27,301
Biogen, Inc.* (Biotechnology)	164	53,584
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	23	17,009
BlackRock, Inc. - Class A (Capital Markets)	154	133,543
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	45	98,022
BorgWarner, Inc. (Auto Components)	261	12,784
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	155	18,194
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,547	70,543
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,432	165,060
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	444	215,518
Broadridge Financial Solutions, Inc. (IT Services)	126	21,860
Brown-Forman Corp. - Class B (Beverages)	199	14,113
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	145	12,930
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	435	6,960
Cadence Design Systems, Inc.* (Software)	303	44,738
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	227	19,831
Campbell Soup Co. (Food Products)	221	9,662
Capital One Financial Corp. (Consumer Finance)	491	79,395

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Cardinal Health, Inc. (Health Care Providers & Services)	316	$18,764
CarMax, Inc.* (Specialty Retail)	178	23,843
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	869	18,814
Carrier Global Corp. (Building Products)	889	49,117
Catalent, Inc.* (Pharmaceuticals)	185	22,165
Caterpillar, Inc. (Machinery)	596	123,222
Cboe Global Markets, Inc. (Capital Markets)	116	13,743
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	365	35,208
CDW Corp. (Electronic Equipment, Instruments & Components)	153	28,053
Celanese Corp. (Chemicals)	123	19,160
Centene Corp.* (Health Care Providers & Services)	634	43,499
CenterPoint Energy, Inc. (Multi-Utilities)	632	16,091
Cerner Corp. (Health Care Technology)	328	26,368
CF Industries Holdings, Inc. (Chemicals)	234	11,057
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	55	22,381
Charter Communications, Inc.* - Class A (Media)	150	111,608
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,104	214,208
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	31	57,767
Chubb, Ltd. (Insurance)	489	82,515
Church & Dwight Co., Inc. (Household Products)	267	23,117
Cigna Corp. (Health Care Providers & Services)	373	85,600
Cincinnati Financial Corp. (Insurance)	163	19,214
Cintas Corp. (Commercial Services & Supplies)	96	37,841
Cisco Systems, Inc. (Communications Equipment)	4,587	253,983
Citigroup, Inc. (Banks)	2,250	152,145
Citizens Financial Group, Inc. (Banks)	464	19,562
Citrix Systems, Inc. (Software)	135	13,601
CME Group, Inc. (Capital Markets)	391	82,943
CMS Energy Corp. (Multi-Utilities)	315	19,464
Cognizant Technology Solutions Corp. - Class A (IT Services)	574	42,206
Colgate-Palmolive Co. (Household Products)	921	73,220
Comcast Corp. - Class A (Media)	4,991	293,620
Comerica, Inc. (Banks)	152	10,436
Conagra Brands, Inc. (Food Products)	522	17,482
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,469	82,352
Consolidated Edison, Inc. (Multi-Utilities)	373	27,516
Constellation Brands, Inc. - Class A (Beverages)	184	41,279
Copart, Inc.* (Commercial Services & Supplies)	227	33,369
Corning, Inc. (Electronic Equipment, Instruments & Components)	843	35,288
Corteva, Inc. (Chemicals)	802	34,310
Costco Wholesale Corp. (Food & Staples Retailing)	481	206,695
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	471	90,945
CSX Corp. (Road & Rail)	2,475	79,992
Cummins, Inc. (Machinery)	159	36,904
CVS Health Corp. (Health Care Providers & Services)	1,433	118,022
D.R. Horton, Inc. (Household Durables)	357	34,068
Danaher Corp. (Health Care Equipment & Supplies)	691	205,566
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	142	20,715
DaVita, Inc.* (Health Care Providers & Services)	76	9,139
Deere & Co. (Machinery)	340	122,941
Delta Air Lines, Inc.* (Airlines)	696	27,770
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	238	15,718
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	648	16,744
DexCom, Inc.* (Health Care Equipment & Supplies)	105	54,129
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	197	15,195
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	307	47,327
Discover Financial Services (Consumer Finance)	332	41,274
Discovery, Inc.*(a) (Media)	184	5,338
Discovery, Inc.* - Class C (Media)	327	8,865
DISH Network Corp.* - Class A (Media)	270	11,310
Dollar General Corp. (Multiline Retail)	257	59,788
Dollar Tree, Inc.* (Multiline Retail)	252	25,147
Dominion Energy, Inc. (Multi-Utilities)	878	65,735
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	42	22,071
Dover Corp. (Machinery)	157	26,238
Dow, Inc. (Chemicals)	813	50,536
DTE Energy Co. (Multi-Utilities)	211	24,755
Duke Energy Corp. (Electric Utilities)	837	87,977
Duke Realty Corp. (Equity Real Estate Investment Trusts)	408	20,759
DuPont de Nemours, Inc. (Chemicals)	579	43,454
DXC Technology Co.* (IT Services)	277	11,074
Eastman Chemical Co. (Chemicals)	149	16,795
Eaton Corp. PLC (Electrical Equipment)	434	68,593
eBay, Inc. (Internet & Direct Marketing Retail)	704	48,020
Ecolab, Inc. (Chemicals)	271	59,845
Edison International (Electric Utilities)	413	22,509
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	677	76,007
Electronic Arts, Inc. (Entertainment)	312	44,916
Eli Lilly & Co. (Pharmaceuticals)	866	210,871
Emerson Electric Co. (Electrical Equipment)	653	65,881
Enphase Energy, Inc.* (Electrical Equipment)	148	28,061
Entergy Corp. (Electric Utilities)	218	22,437

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares		Value
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	635		$46,266
Equifax, Inc. (Professional Services)	132		34,399
Equinix, Inc. (Equity Real Estate Investment Trusts)	98		80,400
Equity Residential (Equity Real Estate Investment Trusts)	375		31,549
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	71		23,295
Etsy, Inc.* (Internet & Direct Marketing Retail)	138		25,324
Everest Re Group, Ltd. (Insurance)	44		11,125
Evergy, Inc. (Electric Utilities)	250		16,305
Eversource Energy (Electric Utilities)	374		32,265
Exelon Corp. (Electric Utilities)	1,064		49,795
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	154		24,774
Expeditors International of Washington, Inc. (Air Freight & Logistics)	184		23,598
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	146		25,424
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,608		265,284
F5 Networks, Inc.* (Communications Equipment)	65		13,423
Facebook, Inc.* - Class A (Interactive Media & Services)	2,608		929,230
Fastenal Co. (Trading Companies & Distributors)	625		34,232
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	77		9,050
FedEx Corp. (Air Freight & Logistics)	266		74,467
Fidelity National Information Services, Inc. (IT Services)	675		100,609
Fifth Third Bancorp (Banks)	766		27,798
First Horizon Corp. (Banks)	–	†	6
First Republic Bank (Banks)	192		37,444
FirstEnergy Corp. (Electric Utilities)	592		22,685
Fiserv, Inc.* (IT Services)	648		74,591
FleetCor Technologies, Inc.* (IT Services)	91		23,498
FMC Corp. (Chemicals)	140		14,973
Ford Motor Co.* (Automobiles)	4,268		59,539
Fortinet, Inc.* (Software)	148		40,292
Fortive Corp. (Machinery)	368		26,739
Fortune Brands Home & Security, Inc. (Building Products)	151		14,718
Fox Corp. - Class A (Media)	356		12,695
Fox Corp. - Class B (Media)	165		5,485
Franklin Resources, Inc. (Capital Markets)	296		8,747
Freeport-McMoRan, Inc. (Metals & Mining)	1,595		60,769
Garmin, Ltd. (Household Durables)	163		25,624
Gartner, Inc.* (IT Services)	94		24,885
Generac Holdings, Inc.* (Electrical Equipment)	69		28,936
General Dynamics Corp. (Aerospace & Defense)	249		48,811
General Electric Co. (Industrial Conglomerates)	9,556		123,750
General Mills, Inc. (Food Products)	664		39,083
General Motors Co.* (Automobiles)	1,389		78,951
Genuine Parts Co. (Distributors)	157		19,926
Gilead Sciences, Inc. (Biotechnology)	1,365		93,216
Global Payments, Inc. (IT Services)	321		62,085
Globe Life, Inc. (Insurance)	103		9,590
Halliburton Co. (Energy Equipment & Services)	968		20,018
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	380		6,939
Hartford Financial Services Group, Inc. (Insurance)	389		24,748
Hasbro, Inc. (Leisure Products)	139		13,822
HCA Healthcare, Inc. (Health Care Providers & Services)	286		70,985
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	587		21,701
Henry Schein, Inc.* (Health Care Providers & Services)	153		12,263
Hess Corp. (Oil, Gas & Consumable Fuels)	299		22,856
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,422		20,619
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	303		39,829
Hologic, Inc.* (Health Care Equipment & Supplies)	279		20,936
Honeywell International, Inc. (Industrial Conglomerates)	756		176,746
Hormel Foods Corp. (Food Products)	307		14,239
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	769		12,250
Howmet Aerospace, Inc.* (Aerospace & Defense)	425		13,949
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,308		37,762
Humana, Inc. (Health Care Providers & Services)	140		59,620
Huntington Bancshares, Inc. (Banks)	1,604		22,584
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	44		9,026
IDEX Corp. (Machinery)	83		18,815
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	93		63,103
IHS Markit, Ltd. (Professional Services)	408		47,671
Illinois Tool Works, Inc. (Machinery)	313		70,948
Illumina, Inc.* (Life Sciences Tools & Services)	159		78,824
Incyte Corp.* (Biotechnology)	203		15,702
Ingersoll Rand, Inc.* (Machinery)	406		19,841
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,395		236,099
Intercontinental Exchange, Inc. (Capital Markets)	613		73,456
International Business Machines Corp. (IT Services)	973		137,154
International Flavors & Fragrances, Inc. (Chemicals)	271		40,823
International Paper Co. (Containers & Packaging)	426		24,606
Intuit, Inc. (Software)	297		157,401

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	129	$127,898
Invesco, Ltd. (Capital Markets)	412	10,045
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	39	8,508
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	209	51,769
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	314	13,741
J.B. Hunt Transport Services, Inc. (Road & Rail)	91	15,329
Jack Henry & Associates, Inc. (IT Services)	81	14,101
Jacobs Engineering Group, Inc. (Construction & Engineering)	142	19,205
Johnson & Johnson (Pharmaceuticals)	2,866	493,525
Johnson Controls International PLC (Building Products)	780	55,707
JPMorgan Chase & Co. (Banks)	3,295	500,115
Juniper Networks, Inc. (Communications Equipment)	357	10,046
Kansas City Southern (Road & Rail)	99	26,512
Kellogg Co. (Food Products)	274	17,361
KeyCorp (Banks)	1,056	20,761
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	201	33,075
Kimberly-Clark Corp. (Household Products)	367	49,809
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	472	10,068
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,120	36,846
KLA Corp. (Semiconductors & Semiconductor Equipment)	167	58,143
L Brands, Inc. (Specialty Retail)	255	20,418
L3Harris Technologies, Inc. (Aerospace & Defense)	223	50,563
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	106	31,392
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	155	98,799
Lamb Weston Holding, Inc. (Food Products)	159	10,616
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	357	15,119
Leggett & Platt, Inc. (Household Durables)	145	6,964
Leidos Holdings, Inc. (IT Services)	145	15,431
Lennar Corp. - Class A (Household Durables)	300	31,545
Lincoln National Corp. (Insurance)	195	12,016
Linde PLC (Chemicals)	566	173,983
Live Nation Entertainment, Inc.* (Entertainment)	157	12,386
LKQ Corp.* (Distributors)	303	15,377
Lockheed Martin Corp. (Aerospace & Defense)	266	98,864
Loews Corp. (Insurance)	243	13,032
Lowe's Cos., Inc. (Specialty Retail)	769	148,179
Lumen Technologies, Inc. (Diversified Telecommunication Services)	1,083	13,505
LyondellBasell Industries N.V. - Class A (Chemicals)	280	27,812
M&T Bank Corp. (Banks)	140	18,739
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	858	9,944
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	710	39,206
MarketAxess Holdings, Inc. (Capital Markets)	41	19,482
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	292	42,569
Marsh & McLennan Cos., Inc. (Insurance)	554	81,560
Martin Marietta Materials, Inc. (Construction Materials)	68	24,704
Masco Corp. (Building Products)	276	16,480
Mastercard, Inc. - Class A (IT Services)	952	367,415
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	292	29,174
McCormick & Co., Inc. (Food Products)	271	22,810
McDonald's Corp. (Hotels, Restaurants & Leisure)	812	197,080
McKesson Corp. (Health Care Providers & Services)	172	35,059
Medtronic PLC (Health Care Equipment & Supplies)	1,464	192,238
Merck & Co., Inc. (Pharmaceuticals)	2,756	211,854
MetLife, Inc. (Insurance)	810	46,737
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	25	36,843
MGM Resorts International (Hotels, Restaurants & Leisure)	443	16,626
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	298	42,650
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,221	94,725
Microsoft Corp. (Software)	8,198	2,335,693
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	125	24,138
Moderna, Inc.* (Biotechnology)	332	117,395
Mohawk Industries, Inc.* (Household Durables)	64	12,474
Molson Coors Beverage Co.* - Class B (Beverages)	205	10,022
Mondelez International, Inc. - Class A (Food Products)	1,529	96,724
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	47	21,115
Monster Beverage Corp.* (Beverages)	403	38,011
Moody's Corp. (Capital Markets)	175	65,800
Morgan Stanley (Capital Markets)	1,620	155,487
Motorola Solutions, Inc. (Communications Equipment)	185	41,425
MSCI, Inc. - Class A (Capital Markets)	90	53,636
Nasdaq, Inc. (Capital Markets)	125	23,341
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	242	19,261
Netflix, Inc.* (Entertainment)	483	249,986
Newell Brands, Inc. (Household Durables)	412	10,197
Newmont Corp. (Metals & Mining)	872	54,779
News Corp. - Class A (Media)	426	10,492
News Corp. - Class B (Media)	133	3,127

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
NextEra Energy, Inc. (Electric Utilities)	2,135	$166,316
Nielsen Holdings PLC (Professional Services)	390	9,239
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,388	232,504
NiSource, Inc. (Multi-Utilities)	427	10,577
Norfolk Southern Corp. (Road & Rail)	273	70,388
Northern Trust Corp. (Capital Markets)	227	25,617
Northrop Grumman Corp. (Aerospace & Defense)	163	59,172
NortonLifelock, Inc. (Software)	631	15,661
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	403	9,684
NOV, Inc.* (Energy Equipment & Services)	425	5,869
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	266	10,970
Nucor Corp. (Metals & Mining)	326	33,911
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,712	528,813
NVR, Inc.* (Household Durables)	4	20,890
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	300	61,917
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	914	23,855
Old Dominion Freight Line, Inc. (Road & Rail)	104	27,992
Omnicom Group, Inc. (Media)	234	17,040
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	485	25,205
Oracle Corp. (Software)	1,977	172,276
O'Reilly Automotive, Inc.* (Specialty Retail)	76	45,892
Organon & Co.* (Pharmaceuticals)	275	7,978
Otis Worldwide Corp. (Machinery)	439	39,312
PACCAR, Inc. (Machinery)	378	31,370
Packaging Corp. of America (Containers & Packaging)	103	14,575
Parker-Hannifin Corp. (Machinery)	140	43,684
Paychex, Inc. (IT Services)	349	39,723
Paycom Software, Inc.* (Software)	53	21,200
PayPal Holdings, Inc.* (IT Services)	1,279	352,403
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	162	11,078
Pentair PLC (Machinery)	181	13,334
People's United Financial, Inc. (Banks)	465	7,301
PepsiCo, Inc. (Beverages)	1,504	236,053
PerkinElmer, Inc. (Life Sciences Tools & Services)	122	22,232
Perrigo Co. PLC (Pharmaceuticals)	145	6,964
Pfizer, Inc. (Pharmaceuticals)	6,093	260,841
Philip Morris International, Inc. (Tobacco)	1,697	169,852
Phillips 66 (Oil, Gas & Consumable Fuels)	477	35,026
Pinnacle West Capital Corp. (Electric Utilities)	123	10,277
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	252	36,633
Pool Corp. (Distributors)	44	21,025
PPG Industries, Inc. (Chemicals)	258	42,188
PPL Corp. (Electric Utilities)	838	23,774
Principal Financial Group, Inc. (Insurance)	275	17,086
Prologis, Inc. (Equity Real Estate Investment Trusts)	805	103,072
Prudential Financial, Inc. (Insurance)	429	43,020
PTC, Inc.* (Software)	114	15,441
Public Service Enterprise Group, Inc. (Multi-Utilities)	550	34,227
Public Storage (Equity Real Estate Investment Trusts)	166	51,872
PulteGroup, Inc. (Household Durables)	288	15,803
PVH Corp.* (Textiles, Apparel & Luxury Goods)	78	8,160
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	123	23,320
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,228	183,954
Quanta Services, Inc. (Construction & Engineering)	152	13,817
Quest Diagnostics, Inc. (Health Care Providers & Services)	142	20,136
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	53	6,017
Raymond James Financial, Inc. (Capital Markets)	133	17,221
Raytheon Technologies Corp. (Aerospace & Defense)	1,649	143,382
Realty Income Corp. (Equity Real Estate Investment Trusts)	407	28,608
Regency Centers Corp. (Equity Real Estate Investment Trusts)	172	11,251
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	114	65,506
Regions Financial Corp. (Banks)	1,046	20,136
Republic Services, Inc. - Class A (Commercial Services & Supplies)	229	27,104
ResMed, Inc. (Health Care Equipment & Supplies)	158	42,944
Robert Half International, Inc. (Professional Services)	123	12,080
Rockwell Automation, Inc. (Electrical Equipment)	126	38,735
Rollins, Inc. (Commercial Services & Supplies)	241	9,238
Roper Technologies, Inc. (Industrial Conglomerates)	115	56,504
Ross Stores, Inc. (Specialty Retail)	388	47,604
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	238	18,295
S&P Global, Inc. (Capital Markets)	262	112,325
Salesforce.com, Inc.* (Software)	1,051	254,268
SBA Communications Corp. (Equity Real Estate Investment Trusts)	119	40,578
Schlumberger, Ltd. (Energy Equipment & Services)	1,522	43,880
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	217	19,074
Sealed Air Corp. (Containers & Packaging)	165	9,364
Sempra Energy (Multi-Utilities)	343	44,812
ServiceNow, Inc.* (Software)	215	126,396

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	358	$45,294
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	180	33,212
Snap-on, Inc. (Machinery)	59	12,861
Southwest Airlines Co.* (Airlines)	644	32,536
Stanley Black & Decker, Inc. (Machinery)	176	34,681
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,283	155,794
State Street Corp. (Capital Markets)	379	33,026
STERIS PLC (Health Care Equipment & Supplies)	106	23,103
Stryker Corp. (Health Care Equipment & Supplies)	357	96,726
SVB Financial Group* (Banks)	59	32,448
Synchrony Financial (Consumer Finance)	589	27,695
Synopsys, Inc.* (Software)	166	47,806
Sysco Corp. (Food & Staples Retailing)	557	41,329
T. Rowe Price Group, Inc. (Capital Markets)	247	50,428
Take-Two Interactive Software, Inc.* (Entertainment)	126	21,851
Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	304	12,859
Target Corp. (Multiline Retail)	539	140,707
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	359	52,941
Teledyne Technologies, Inc.* (Aerospace & Defense)	51	23,091
Teleflex, Inc. (Health Care Equipment & Supplies)	51	20,269
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	181	22,987
Tesla, Inc.* (Automobiles)	839	576,560
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,005	191,573
Textron, Inc. (Aerospace & Defense)	246	16,976
The AES Corp. (Independent Power and Renewable Electricity Producers)	725	17,182
The Allstate Corp. (Insurance)	326	42,396
The Bank of New York Mellon Corp. (Capital Markets)	878	45,068
The Boeing Co.* (Aerospace & Defense)	598	135,435
The Charles Schwab Corp. (Capital Markets)	1,633	110,962
The Clorox Co. (Household Products)	135	24,420
The Coca-Cola Co. (Beverages)	4,224	240,894
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	54	22,776
The Estee Lauder Co., Inc. (Personal Products)	252	84,125
The Gap, Inc. (Specialty Retail)	226	6,592
The Goldman Sachs Group, Inc. (Capital Markets)	370	138,705
The Hershey Co. (Food Products)	159	28,442
The Home Depot, Inc. (Specialty Retail)	1,158	380,043
The Interpublic Group of Cos., Inc. (Media)	428	15,134
The JM Smucker Co. - Class A (Food Products)	119	15,602
The Kraft Heinz Co. (Food Products)	706	27,160
The Kroger Co. (Food & Staples Retailing)	824	33,537
The Mosaic Co. (Chemicals)	376	11,742
The PNC Financial Services Group, Inc. (Banks)	462	84,273
The Procter & Gamble Co. (Household Products)	2,665	379,043
The Progressive Corp. (Insurance)	637	60,617
The Sherwin-Williams Co. (Chemicals)	261	75,959
The Southern Co. (Electric Utilities)	1,152	73,578
The TJX Cos., Inc. (Specialty Retail)	1,313	90,348
The Travelers Cos., Inc. (Insurance)	274	40,804
The Walt Disney Co.* (Entertainment)	1,978	348,167
The Western Union Co. (IT Services)	445	10,328
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,322	33,116
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	428	231,124
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	638	91,885
Tractor Supply Co. (Specialty Retail)	125	22,616
Trane Technologies PLC (Building Products)	260	52,939
TransDigm Group, Inc.* (Aerospace & Defense)	60	38,465
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	273	23,342
Truist Financial Corp. (Banks)	1,464	79,686
Twitter, Inc.* (Interactive Media & Services)	868	60,543
Tyler Technologies, Inc.* (Software)	44	21,676
Tyson Foods, Inc. - Class A (Food Products)	321	22,939
U.S. Bancorp (Banks)	1,476	81,977
UDR, Inc. (Equity Real Estate Investment Trusts)	323	17,762
Ulta Beauty, Inc.* (Specialty Retail)	60	20,148
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	205	4,192
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	214	3,749
Union Pacific Corp. (Road & Rail)	723	158,163
United Airlines Holdings , Inc.* (Airlines)	352	16,445
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	787	150,600
United Rentals, Inc.* (Trading Companies & Distributors)	79	26,034
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,028	423,761
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	85	13,635
Unum Group (Insurance)	222	6,083
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	445	29,802
Ventas, Inc. (Equity Real Estate Investment Trusts)	408	24,390
VeriSign, Inc.* (IT Services)	108	23,368
Verisk Analytics, Inc. - Class A (Professional Services)	176	33,429
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,507	251,400

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Vertex Pharmaceuticals, Inc.* (Biotechnology)	282	$56,846
VF Corp. (Textiles, Apparel & Luxury Goods)	350	28,070
ViacomCBS, Inc. - Class B (Media)	659	26,973
Viatris, Inc. (Pharmaceuticals)	1,318	18,544
Visa, Inc. - Class A (IT Services)	1,842	453,850
Vornado Realty Trust (Equity Real Estate Investment Trusts)	171	7,439
Vulcan Materials Co. (Construction Materials)	144	25,919
W.R. Berkley Corp. (Insurance)	153	11,195
W.W. Grainger, Inc. (Trading Companies & Distributors)	48	21,340
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	781	36,824
Walmart, Inc. (Food & Staples Retailing)	1,495	213,113
Waste Management, Inc. (Commercial Services & Supplies)	423	62,714
Waters Corp.* (Life Sciences Tools & Services)	67	26,117
WEC Energy Group, Inc. (Multi-Utilities)	343	32,290
Wells Fargo & Co. (Banks)	4,499	206,684
Welltower, Inc. (Equity Real Estate Investment Trusts)	454	39,434
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	80	32,938
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	334	21,687
Westinghouse Air Brake Technologies Corp. (Machinery)	193	16,380
WestRock Co. (Containers & Packaging)	290	14,271
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	816	27,524
Whirlpool Corp. (Household Durables)	68	15,065
Willis Towers Watson PLC (Insurance)	140	28,851
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	115	11,308
Xcel Energy, Inc. (Electric Utilities)	586	39,995
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	268	40,157
Xylem, Inc. (Machinery)	196	24,667
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	324	42,570
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	58	32,044
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	227	37,096
Zions Bancorp (Banks)	178	9,283
Zoetis, Inc. (Pharmaceuticals)	517	104,796

TOTAL COMMON STOCKS
(Cost $7,362,622)		40,508,346

Repurchase Agreements(b)(c) (24.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $15,520,000	$15,520,000	$15,520,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,520,000)		15,520,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(e)	4,960	$4,960
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,960)		4,960
TOTAL INVESTMENT SECURITIES
(Cost $22,887,582) - 88.6%		56,033,306
Net other assets (liabilities) - 11.4%		7,178,915

NET ASSETS - 100.0%		$63,212,221

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2021. The total value of securities on loan as of July 31, 2021 was $4,642.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $1,824,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2021.

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	18	9/20/21	$3,950,550	$96,207

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/21	0 .64%	$11,256,261	$(6,047)
S&P 500	UBS AG	8/27/21	0 .59%	7,498,314	(6,126)
				$18,754,575	$(12,173)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Bull ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$637,734	1.0%
Air Freight & Logistics	261,595	0.4%
Airlines	98,810	0.2%
Auto Components	61,838	0.1%
Automobiles	715,050	1.1%
Banks	1,646,236	2.6%
Beverages	580,373	0.9%
Biotechnology	776,855	1.2%
Building Products	212,616	0.3%
Capital Markets	1,206,028	1.9%
Chemicals	718,942	1.1%
Commercial Services & Supplies	170,266	0.3%
Communications Equipment	341,700	0.5%
Construction & Engineering	33,022	0.1%
Construction Materials	50,623	0.1%
Consumer Finance	269,099	0.4%
Containers & Packaging	130,048	0.2%
Distributors	56,328	0.1%
Diversified Financial Services	574,112	0.9%
Diversified Telecommunication Services	482,994	0.8%
Electric Utilities	631,770	1.0%
Electrical Equipment	265,108	0.4%
Electronic Equipment, Instruments & Components	260,441	0.4%
Energy Equipment & Services	86,589	0.1%
Entertainment	748,049	1.2%
Equity Real Estate Investment Trusts	1,030,680	1.6%
Food & Staples Retailing	531,498	0.8%
Food Products	358,430	0.6%
Gas Utilities	14,000	NM
Health Care Equipment & Supplies	1,529,650	2.4%
Health Care Providers & Services	1,064,075	1.7%
Health Care Technology	26,368	NM
Hotels, Restaurants & Leisure	699,150	1.1%
Household Durables	172,630	0.3%
Household Products	549,609	0.9%
Independent Power and Renewable Electricity Producers	28,152	NM
Industrial Conglomerates	481,900	0.8%
Insurance	738,102	1.2%
Interactive Media & Services	2,709,255	4.3%
Internet & Direct Marketing Retail	1,750,124	2.8%
IT Services	2,112,701	3.3%
Leisure Products	13,822	NM
Life Sciences Tools & Services	536,865	0.9%
Machinery	661,938	1.1%
Media	521,687	0.8%
Metals & Mining	149,459	0.2%
Multiline Retail	225,642	0.4%
Multi-Utilities	298,797	0.5%
Oil, Gas & Consumable Fuels	947,204	1.5%
Personal Products	84,125	0.1%
Pharmaceuticals	1,502,598	2.4%
Professional Services	136,818	0.2%
Real Estate Management & Development	35,208	0.1%
Road & Rail	378,376	0.6%
Semiconductors & Semiconductor Equipment	2,229,570	3.5%
Software	3,701,451	5.8%
Specialty Retail	887,006	1.4%
Technology Hardware, Storage & Peripherals	2,608,962	4.1%
Textiles, Apparel & Luxury Goods	302,490	0.5%
Tobacco	266,605	0.4%
Trading Companies & Distributors	81,606	0.1%
Water Utilities	33,682	0.1%
Wireless Telecommunication Services	91,885	0.2%
Other **	22,703,875	36.0%
Total	$63,212,221	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (62.9%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	59	$1,800
1Life Healthcare, Inc.* (Health Care Providers & Services)	251	6,787
1st Source Corp. (Banks)	36	1,648
22nd Century Group, Inc.* (Tobacco)	324	1,040
2U, Inc.* (Software)	154	6,684
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	259	7,133
4D Molecular Therapeutics, Inc.* (Biotechnology)	21	522
89bio, Inc.* (Biotechnology)	21	329
8x8, Inc.* (Software)	229	5,853
9 Meters Biopharma, Inc.* (Pharmaceuticals)	457	494
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	16	500
A10 Networks, Inc.* (Software)	129	1,647
AAON, Inc. (Building Products)	89	5,531
AAR Corp.* (Aerospace & Defense)	73	2,610
Aaron's Co., Inc. (The) (Specialty Retail)	73	2,108
Abercrombie & Fitch Co.* - Class A (Specialty Retail)	133	5,029
ABM Industries, Inc. (Commercial Services & Supplies)	145	6,741
Acacia Research Corp.* (Professional Services)	104	587
Academy Sports & Outdoors, Inc.* (Leisure Products)	133	4,928
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	255	5,516
Acadia Realty Trust (Equity Real Estate Investment Trusts)	184	3,938
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	120	1,327
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	71	530
ACCO Brands Corp. (Commercial Services & Supplies)	201	1,797
Accolade, Inc.* (Health Care Technology)	108	5,055
Accuray, Inc.* (Health Care Equipment & Supplies)	197	808
ACI Worldwide, Inc.* (Software)	253	8,678
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	93	1,388
Acushnet Holdings Corp. (Leisure Products)	73	3,740
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	35	539
AdaptHealth Corp.* (Health Care Providers & Services)	168	3,762
Addus Homecare Corp.* (Health Care Providers & Services)	33	2,864
Adicet Bio, Inc.* (Pharmaceuticals)	45	333
Adient PLC* (Auto Components)	202	8,510
Adtalem Global Education, Inc.* (Diversified Consumer Services)	106	3,852
ADTRAN, Inc. (Communications Equipment)	104	2,331
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	82	8,508
AdvanSix, Inc.* (Chemicals)	59	1,974
Advantage Solutions, Inc.* (Media)	165	1,614
Advent Technologies Holdings, Inc.* (Electrical Equipment)	35	273
Adverum Biotechnologies, Inc.* (Biotechnology)	185	420
Aeglea BioTherapeutics, Inc.* (Biotechnology)	86	527
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	49	430
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	90	1,420
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	162	7,642
AeroVironment, Inc.* (Aerospace & Defense)	48	4,853
AerSale Corp.* (Aerospace & Defense)	18	205
Aeva Technologies, Inc.*(a) (Electronic Equipment, Instruments & Components)	53	464
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts)	16	340
Affimed NV* (Biotechnology)	248	1,649
AgEagle Aerial Systems, Inc.* (Machinery)	143	569
Agenus, Inc.* (Biotechnology)	422	2,186
Agiliti, Inc.* (Health Care Providers & Services)	48	940
Agilysys, Inc.* (Software)	41	2,278
Agios Pharmaceuticals, Inc.* (Biotechnology)	133	6,396
Agree Realty Corp. (Equity Real Estate Investment Trusts)	145	10,897
Air Transport Services Group, Inc.* (Air Freight & Logistics)	126	3,049
Akebia Therapeutics, Inc.* (Biotechnology)	342	845
Akero Therapeutics, Inc.* (Biotechnology)	56	1,201
Akouos, Inc.* (Biotechnology)	52	565
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	93	900
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	16	277
Alamo Group, Inc. (Machinery)	21	3,082
Alarm.com Holdings, Inc.* (Software)	102	8,488
Albany International Corp. - Class A (Machinery)	67	5,785
Albireo Pharma, Inc.* (Biotechnology)	36	1,030
Aldeyra Therapeutics, Inc.* (Biotechnology)	103	917
Alector, Inc.* (Biotechnology)	122	2,932
Alerus Financial Corp. (Diversified Financial Services)	33	922
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	157	3,143
Alexander's, Inc. (Equity Real Estate Investment Trusts)	7	1,952
Alignment Healthcare, Inc.* (Health Care Providers & Services)	59	1,229
Aligos Therapeutics, Inc.* (Biotechnology)	39	568
Alkami Technology, Inc.* (Software)	15	469
Alkermes PLC* (Biotechnology)	344	8,899
Allakos, Inc.* (Biotechnology)	74	5,887
Allegheny Technologies, Inc.* (Metals & Mining)	274	5,625

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Allegiance Bancshares, Inc. (Banks)	41	$1,495
Allegiant Travel Co.* (Airlines)	33	6,274
ALLETE, Inc. (Electric Utilities)	112	7,876
Allied Motion Technologies, Inc. (Electrical Equipment)	25	823
Allogene Therapeutics, Inc.* (Biotechnology)	145	3,183
Allovir, Inc.* (Biotechnology)	63	1,206
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	301	5,141
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	45	1,170
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	146	2,152
Alpine Immune Sciences, Inc.* (Biotechnology)	25	221
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	41	516
Altabancorp (Banks)	39	1,575
Altair Engineering, Inc.* - Class A (Software)	97	6,767
Altimmune, Inc.* (Biotechnology)	69	626
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	153	811
Altra Industrial Motion Corp. (Machinery)	138	8,650
Altus Midstream Co. - Class A (Oil, Gas & Consumable Fuels)	7	447
ALX Oncology Holdings, Inc.* (Biotechnology)	37	2,167
Amalgamated Financial Corp. (Banks)	29	445
A-Mark Precious Metals, Inc. (Diversified Financial Services)	19	968
Ambac Financial Group, Inc.* (Insurance)	98	1,423
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	74	7,288
AMC Entertainment Holdings, Inc.* - Class A (Entertainment)	874	32,356
AMC Networks, Inc.* - Class A (Media)	63	3,153
Amerant Bancorp, Inc.* (Banks)	45	997
Ameresco, Inc.* - Class A (Construction & Engineering)	67	4,592
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	108	3,988
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	242	2,345
American Eagle Outfitters, Inc. (Specialty Retail)	326	11,236
American Equity Investment Life Holding Co. (Insurance)	184	5,905
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	234	1,982
American National Bankshares, Inc. (Banks)	23	727
American National Group, Inc. (Insurance)	16	2,640
American Outdoor Brands, Inc.* (Leisure Products)	31	836
American Public Education, Inc.* (Diversified Consumer Services)	39	1,155
American Software, Inc. - Class A (Software)	67	1,474
American States Water Co. (Water Utilities)	78	6,888
American Superconductor Corp.* (Electrical Equipment)	58	815
American Vanguard Corp. (Chemicals)	63	1,040
American Well Corp.* - Class A (Health Care Technology)	416	4,846
American Woodmark Corp.* (Building Products)	36	2,673
America's Car-Mart, Inc.* (Specialty Retail)	12	1,908
Ameris Bancorp (Banks)	142	6,903
AMERISAFE, Inc. (Insurance)	41	2,345
Amicus Therapeutics, Inc.* (Biotechnology)	564	5,240
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	218	5,372
AMMO, Inc.* (Leisure Products)	140	948
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	100	10,056
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	212	1,045
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	78	1,634
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	409	577
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	358	5,220
AnaptysBio, Inc.* (Biotechnology)	41	942
Anavex Life Sciences Corp.* (Biotechnology)	133	2,387
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	78	2,077
Angion Biomedica Corp.* (Pharmaceuticals)	13	138
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	21	713
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	31	1,244
Annexon, Inc.* (Biotechnology)	67	1,411
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	358	1,575
Anterix, Inc.* (Diversified Telecommunication Services)	23	1,341
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	614	8,349
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts)	319	2,220
Apellis Pharmaceuticals, Inc.* (Biotechnology)	138	8,831
API Group Corp.* (Construction & Engineering)	387	8,870
Apogee Enterprises, Inc. (Building Products)	55	2,182
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	301	4,581
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	77	6,804
Appfolio, Inc.* (Software)	39	5,522
AppHarvest, Inc.*(a) (Food Products)	102	1,216
Appian Corp.* (Software)	85	9,897
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	451	6,742
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	82	7,355
Applied Molecular Transport, Inc.* (Biotechnology)	52	1,458

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Applied Therapeutics, Inc.* (Biotechnology)	37	$637
Apria, Inc.* (Health Care Providers & Services)	16	504
Apyx Medical Corp.* (Health Care Equipment & Supplies)	66	594
AquaBounty Technologies, Inc.* (Biotechnology)	112	554
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	271	4,954
Arbutus Biopharma Corp.* (Biotechnology)	168	452
ArcBest Corp. (Road & Rail)	55	3,251
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	33	2,169
Archrock, Inc. (Energy Equipment & Services)	290	2,497
Arcimoto, Inc.* (Automobiles)	59	965
Arconic Corp.* (Metals & Mining)	237	8,517
Arcosa, Inc. (Construction & Engineering)	104	5,695
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	45	1,409
Arcus Biosciences, Inc.* (Biotechnology)	97	3,047
Arcutis Biotherapeutics, Inc.* (Biotechnology)	59	1,376
Ardelyx, Inc.* (Biotechnology)	181	315
Arena Pharmaceuticals, Inc.* (Biotechnology)	130	8,042
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	81	1,221
Argan, Inc. (Construction & Engineering)	33	1,483
Argo Group International Holdings, Ltd. (Insurance)	68	3,545
Arko Corp.* (Specialty Retail)	45	374
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	175	1,069
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	129	1,677
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	151	1,570
Array Technologies, Inc.* (Electrical Equipment)	274	3,710
Arrow Financial Corp. (Banks)	29	1,045
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	215	14,896
Artesian Resources Corp. - Class A (Water Utilities)	19	743
Artisan Partners Asset Management, Inc. (Capital Markets)	125	6,011
Arvinas, Inc.* (Pharmaceuticals)	93	9,403
Asana, Inc.* - Class A (Software)	160	11,370
Asbury Automotive Group, Inc.* (Specialty Retail)	41	8,424
Asensus Surgical, Inc.* (Health Care Equipment & Supplies)	500	1,170
ASGN, Inc.* (Professional Services)	110	11,124
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts)	23	373
Aspen Aerogels, Inc.* (Energy Equipment & Services)	47	1,770
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	155	694
Assetmark Financial Holdings, Inc.* (Capital Markets)	37	966
Associated Banc-Corp. (Banks)	325	6,435
Associated Capital Group, Inc. - Class A (Capital Markets)	4	151
Astec Industries, Inc. (Machinery)	48	2,943
Astronics Corp.* (Aerospace & Defense)	52	888
Atara Biotherapeutics, Inc.* (Biotechnology)	177	2,257
Atea Pharmaceuticals, Inc.* (Biotechnology)	137	3,430
Aterian, Inc.* (Household Durables)	44	397
Athenex, Inc.* (Biotechnology)	185	697
Athersys, Inc.* (Biotechnology)	431	703
Athira Pharma, Inc.* (Pharmaceuticals)	69	663
Atkore, Inc.* (Electrical Equipment)	100	7,511
Atlantic Capital Bancshares, Inc.* (Banks)	43	1,032
Atlantic Union Bankshares (Banks)	168	5,959
Atlanticus Holdings Corp.* (Consumer Finance)	11	478
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	61	4,085
Atlas Technical Consultants, Inc.* (Professional Services)	29	261
ATN International, Inc. (Diversified Telecommunication Services)	23	990
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	43	759
Atossa Therapeutics, Inc.*(a) (Health Care Equipment & Supplies)	250	748
Atreca, Inc.* - Class A (Biotechnology)	55	302
AtriCure, Inc.* (Health Care Equipment & Supplies)	97	8,193
Atrion Corp. (Health Care Equipment & Supplies)	4	2,516
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	104	3,946
Avaya Holdings Corp.* - Class C (Software)	177	4,287
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	82	848
Aviat Networks, Inc.* (Communications Equipment)	21	783
Avid Bioservices, Inc.* (Biotechnology)	129	3,309
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	77	2,879
Avidity Biosciences, Inc.* (Biotechnology)	64	1,236
Avient Corp. (Chemicals)	196	9,511
Avis Budget Group, Inc.* (Road & Rail)	110	9,105
Avista Corp. (Multi-Utilities)	149	6,382
Avita Medical, Inc.* (Biotechnology)	52	964
Avrobio, Inc.* (Biotechnology)	75	552
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	70	2,699
AxoGen, Inc.* (Health Care Equipment & Supplies)	82	1,670
Axonics, Inc.* (Health Care Equipment & Supplies)	89	6,048
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	122	5,838
Axsome Therapeutics, Inc.* (Pharmaceuticals)	59	2,867

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	85	$867
AZZ, Inc. (Electrical Equipment)	55	2,914
B Riley Financial, Inc. (Capital Markets)	43	2,905
B&G Foods, Inc.(a) - Class A (Food Products)	137	3,935
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	118	845
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	63	6,365
Balchem Corp. (Chemicals)	70	9,442
Bally's Corp.* (Hotels, Restaurants & Leisure)	70	3,448
Banc of California, Inc. (Banks)	97	1,661
BancFirst Corp. (Banks)	37	2,053
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	67	1,104
BancorpSouth Bank (Banks)	218	5,624
Bandwidth, Inc.* (Diversified Telecommunication Services)	48	6,224
Bank First Corp. (Banks)	15	1,050
Bank of Marin Bancorp (Banks)	27	937
BankUnited, Inc. (Banks)	201	7,956
Banner Corp. (Banks)	74	3,925
Bar Harbor Bankshares (Banks)	33	945
Barnes & Noble Education, Inc.* (Specialty Retail)	82	685
Barnes Group, Inc. (Machinery)	102	5,168
Barrett Business Services, Inc. (Professional Services)	16	1,171
Bassett Furniture Industries, Inc. (Household Durables)	19	433
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	120	6,418
Beam Global* (Electrical Equipment)	19	581
Beam Therapeutics, Inc.* (Biotechnology)	100	9,200
Beauty Health Co. (The)* (Personal Products)	100	1,756
Beazer Homes USA, Inc.* (Household Durables)	63	1,150
Bed Bath & Beyond, Inc.* (Specialty Retail)	237	6,764
Belden, Inc. (Electronic Equipment, Instruments & Components)	94	4,606
BellRing Brands, Inc.* - Class A (Personal Products)	86	2,844
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	77	2,033
Benefitfocus, Inc.* (Software)	54	711
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	102	4,649
Berkshire Hills Bancorp, Inc. (Banks)	110	2,974
Berry Corp. (Oil, Gas & Consumable Fuels)	144	799
Beyondspring, Inc.* (Biotechnology)	48	457
BGC Partners, Inc. - Class A (Capital Markets)	709	3,793
Big 5 Sporting Goods Corp.(a) (Specialty Retail)	45	986
Big Lots, Inc. (Multiline Retail)	74	4,263
BigCommerce Holdings, Inc.* (IT Services)	100	6,476
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	3	493
BioAtla, Inc.* (Biotechnology)	27	1,107
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	382	6,158
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	200	752
Biodesix, Inc.* (Health Care Providers & Services)	26	244
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	116	14,616
Biolife Solutions, Inc.* (Health Care Equipment & Supplies)	52	2,439
Biomea Fusion, Inc.* (Biotechnology)	19	251
Bionano Genomics, Inc.* (Life Sciences Tools & Services)	602	3,570
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	19	296
Bioxcel Therapeutics, Inc.* (Biotechnology)	33	844
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	48	1,948
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	293	14,837
Black Diamond Therapeutics, Inc.* (Biotechnology)	48	459
Black Hills Corp. (Multi-Utilities)	137	9,268
Blackbaud, Inc.* (Software)	104	7,418
Blackline, Inc.* (Software)	114	13,040
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	297	9,629
Blink Charging Co.*(a) (Specialty Retail)	78	2,693
Bloom Energy Corp.* (Electrical Equipment)	299	6,518
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	189	4,750
Blucora, Inc.* (Capital Markets)	104	1,753
Blue Bird Corp.* (Machinery)	35	875
Blue Ridge Bankshares, Inc. (Banks)	37	634
Bluebird Bio, Inc.* (Biotechnology)	145	3,684
Bluegreen Vacations Holding Corp.* (Hotels, Restaurants & Leisure)	33	571
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	19	816
Blueprint Medicines Corp.* (Biotechnology)	125	10,984
BM Technologies, Inc.* (IT Services)	3	30
Boise Cascade Co. (Paper & Forest Products)	85	4,348
Bolt Biotherapeutics, Inc.* (Biotechnology)	25	279
Bonanza Creek Energy, Inc. (Oil, Gas & Consumable Fuels)	67	2,577
Boot Barn Holdings, Inc.* (Specialty Retail)	61	5,272
Boston Omaha Corp.* - Class A (Media)	37	1,210
Bottomline Technologies, Inc.* (Software)	94	3,794
Box, Inc.* - Class A (Software)	315	7,535
Brady Corp. - Class A (Commercial Services & Supplies)	102	5,577
Braemar Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	93	474
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	363	5,067

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Bridgebio Pharma, Inc.* (Biotechnology)	231	$12,347
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	45	730
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	93	1,827
Brightcove, Inc.* (IT Services)	86	986
Brightsphere Investment Group, Inc. (Capital Markets)	122	3,049
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts)	181	1,721
BrightView Holdings, Inc.* (Commercial Services & Supplies)	86	1,379
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	97	5,271
Bristow Group, Inc.* (Energy Equipment & Services)	15	390
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	275	2,852
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts)	305	7,936
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	397	2,985
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	78	5,051
Brookline Bancorp, Inc. (Banks)	164	2,357
Brooklyn ImmunoTherapeutics, Inc.* (Entertainment)	52	597
BRP Group, Inc.* - Class A (Insurance)	98	2,671
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	23	404
Bryn Mawr Bank Corp. (Banks)	43	1,683
BTRS Holdings, Inc.* (Software)	102	1,194
Business First Bancshares, Inc. (Banks)	41	956
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	69	741
Byline Bancorp, Inc. (Banks)	56	1,378
Byrna Technologies, Inc.* (Aerospace & Defense)	23	552
C4 Therapeutics, Inc.* (Biotechnology)	73	3,149
Cabot Corp. (Chemicals)	120	6,607
Cactus, Inc. - Class A (Energy Equipment & Services)	116	4,181
Cadence Bancorp (Banks)	263	4,997
Cadiz, Inc.* (Water Utilities)	43	583
Caesarstone, Ltd. (Building Products)	48	637
CAI International, Inc. (Trading Companies & Distributors)	35	1,953
CalAmp Corp.* (Communications Equipment)	74	898
Calavo Growers, Inc. (Food Products)	37	2,085
Caleres, Inc. (Specialty Retail)	78	1,930
California Resources Corp.* (Oil, Gas & Consumable Fuels)	181	5,088
California Water Service Group (Water Utilities)	110	6,894
Calix, Inc.* (Communications Equipment)	116	5,425
Callaway Golf Co.* (Leisure Products)	249	7,888
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	86	3,385
Cal-Maine Foods, Inc. (Food Products)	77	2,687
Cambium Networks Corp.* (Communications Equipment)	19	837
Cambridge Bancorp (Banks)	15	1,284
Camden National Corp. (Banks)	33	1,477
Camping World Holdings, Inc. - Class A (Specialty Retail)	90	3,542
Cannae Holdings, Inc.* (Diversified Financial Services)	188	6,251
Canoo, Inc.* (Automobiles)	171	1,390
Cantaloupe, Inc.* (IT Services)	125	1,293
Capital Bancorp, Inc. (Banks)	16	364
Capital City Bank Group, Inc. (Banks)	29	706
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	279	3,094
Capstar Financial Holdings, Inc. (Banks)	45	954
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	203	1,293
Cara Therapeutics, Inc.* (Biotechnology)	94	1,125
Cardiff Oncology, Inc.* (Biotechnology)	76	404
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	85	3,425
Cardlytics, Inc.* (Media)	68	8,565
CareDx, Inc.* (Biotechnology)	108	9,076
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	207	4,993
Cargurus, Inc.* (Interactive Media & Services)	200	5,720
CarLotz, Inc.* (Specialty Retail)	92	408
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	102	1,796
Carpenter Technology Corp. (Metals & Mining)	102	3,891
Carriage Services, Inc. (Diversified Consumer Services)	36	1,338
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	71	349
Cars.com, Inc.* (Interactive Media & Services)	146	1,764
Carter Bankshares, Inc.* (Banks)	56	642
Casa Systems, Inc.* (Communications Equipment)	67	503
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	106	7,291
Casper Sleep, Inc.* (Household Durables)	62	428
Cass Information Systems, Inc. (IT Services)	31	1,367
Cassava Sciences, Inc.* (Pharmaceuticals)	82	5,701
Castle Biosciences, Inc.* (Biotechnology)	47	3,283
Castlight Health, Inc.* - Class B (Health Care Technology)	256	596
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	207	1,209
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	106	1,239
Cathay General Bancorp (Banks)	164	6,211
Cavco Industries, Inc.* (Household Durables)	19	4,465
CBIZ, Inc.* (Professional Services)	108	3,493
CBTX, Inc. (Banks)	39	1,026
CECO Environmental Corp.* (Commercial Services & Supplies)	66	465

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Celcuity, Inc.* (Biotechnology)	19	$374
Celldex Therapeutics, Inc.* (Biotechnology)	85	3,719
CEL-SCI Corp.* (Biotechnology)	77	618
Celsius Holdings, Inc.* (Beverages)	97	6,657
Centennial Resource Development, Inc.* - Class A (Oil, Gas & Consumable Fuels)	387	2,016
Centerspace (Equity Real Estate Investment Trusts)	29	2,610
Central Garden & Pet Co.* (Household Products)	21	1,014
Central Garden & Pet Co.* - Class A (Household Products)	86	3,725
Central Pacific Financial Corp. (Banks)	59	1,510
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	19	441
Century Aluminum Co.* (Metals & Mining)	110	1,602
Century Bancorp, Inc. - Class A (Banks)	7	801
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	58	650
Century Communities, Inc. (Household Durables)	64	4,445
Cerecor, Inc.* (Pharmaceuticals)	112	298
Cerence, Inc.* (Software)	81	8,708
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	74	1,823
Cerus Corp.* (Health Care Equipment & Supplies)	358	1,804
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	48	2,383
ChampionX Corp.* (Energy Equipment & Services)	436	10,132
ChannelAdvisor Corp.* (Software)	63	1,467
Chart Industries, Inc.* (Machinery)	78	12,125
Chase Corp. (Chemicals)	16	1,864
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	102	1,253
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	68	1,967
ChemoCentryx, Inc.* (Biotechnology)	116	1,714
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	211	11,404
Chesapeake Utilities Corp. (Gas Utilities)	37	4,610
Chicken Soup For The Soul Entertainment, Inc.* (Entertainment)	25	897
Chico's FAS, Inc.* (Specialty Retail)	256	1,582
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	493	7,257
Chimerix, Inc.* (Biotechnology)	155	1,028
Chinook Therapeutics, Inc.* (Biotechnology)	68	886
ChromaDex Corp.* (Life Sciences Tools & Services)	99	860
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	43	1,419
Cimpress PLC* (Commercial Services & Supplies)	37	3,783
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	108	1,657
Cinemark Holdings, Inc.* (Entertainment)	231	3,588
CIRCOR International, Inc.* (Machinery)	39	1,203
CIT Group, Inc. (Banks)	213	10,275
Citi Trends, Inc.* (Specialty Retail)	19	1,515
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	242	457
Citizens & Northern Corp. (Banks)	35	865
Citizens, Inc.* (Insurance)	106	568
City Holding Co. (Banks)	35	2,648
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	90	1,158
Civista Bancshares, Inc. (Banks)	35	801
Clarus Corp. (Leisure Products)	52	1,483
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	297	2,230
Cleanspark, Inc.* (Software)	70	945
Clear Channel Outdoor Holdings, Inc.* (Media)	778	2,069
Clearfield, Inc.* (Communications Equipment)	25	1,088
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	41	911
Clearwater Paper Corp.* (Paper & Forest Products)	36	1,062
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	74	1,994
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	176	5,048
Clene, Inc.* (Biotechnology)	48	413
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	26	216
Cloudera, Inc.* (Software)	496	7,872
Clovis Oncology, Inc.* (Biotechnology)	212	1,024
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	63	9,112
CNB Financial Corp. (Banks)	35	807
CNO Financial Group, Inc. (Insurance)	281	6,418
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	468	5,663
Coastal Financial Corp.* (Banks)	19	555
Coca-Cola Consolidated, Inc. (Beverages)	11	4,391
Codexis, Inc.* (Life Sciences Tools & Services)	129	2,730
Codiak Biosciences, Inc.* (Biotechnology)	35	606
Coeur Mining, Inc.* (Metals & Mining)	518	3,906
Cogent Biosciences, Inc.* (Biotechnology)	79	474
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	90	6,985
Cohen & Steers, Inc. (Capital Markets)	55	4,577
Coherus Biosciences, Inc.* (Biotechnology)	138	1,801
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	102	3,612
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	74	1,842
Columbia Banking System, Inc. (Banks)	154	5,381
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	86	1,551
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	245	4,084

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Columbus McKinnon Corp. (Machinery)	59	$2,738
Comfort Systems USA, Inc. (Construction & Engineering)	77	5,756
Commercial Metals Co. (Metals & Mining)	258	8,461
Commercial Vehicle Group, Inc.* (Machinery)	69	631
Community Bank System, Inc. (Banks)	114	8,167
Community Health Systems, Inc.* (Health Care Providers & Services)	266	3,543
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	51	2,541
Community Trust Bancorp, Inc. (Banks)	35	1,392
CommVault Systems, Inc.* (Software)	90	6,803
Compass Minerals International, Inc. (Metals & Mining)	73	5,005
Computer Programs & Systems, Inc. (Health Care Technology)	31	979
CompX International, Inc. (Commercial Services & Supplies)	4	74
comScore, Inc.* (Media)	145	581
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	196	1,192
Comtech Telecommunications Corp. (Communications Equipment)	56	1,398
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	56	487
Conduent, Inc.* (IT Services)	359	2,409
CONMED Corp. (Health Care Equipment & Supplies)	63	8,690
ConnectOne Bancorp, Inc. (Banks)	81	2,130
Conn's, Inc.* (Specialty Retail)	37	823
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	73	1,534
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	155	1,192
Constellium SE* (Metals & Mining)	263	4,963
Construction Partners, Inc.* - Class A (Construction & Engineering)	61	2,048
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	314	1,199
Cooper-Standard Holding, Inc.* (Auto Components)	36	938
Corcept Therapeutics, Inc.* (Pharmaceuticals)	207	4,299
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	258	2,652
Core-Mark Holding Co., Inc. (Distributors)	97	4,175
CorePoint Lodging, Inc.* (Equity Real Estate Investment Trusts)	85	1,142
CorMedix, Inc.* (Pharmaceuticals)	79	459
Cornerstone Building Brands, Inc.* (Building Products)	118	1,985
Cornerstone OnDemand, Inc.* (Software)	134	6,424
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	241	7,095
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	59	1,722
Cortexyme, Inc.* (Biotechnology)	43	2,430
CorVel Corp.* (Health Care Providers & Services)	19	2,676
Costamare, Inc. (Marine)	113	1,225
Coursera, Inc.* (Diversified Consumer Services)	25	890
Covanta Holding Corp. (Commercial Services & Supplies)	258	5,186
Covenant Logistics Group, Inc.* - Class A (Road & Rail)	27	567
Covetrus, Inc.* (Health Care Providers & Services)	222	5,652
Cowen, Inc. - Class A (Capital Markets)	56	2,239
CRA International, Inc. (Professional Services)	16	1,372
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	51	6,945
Crawford & Co. - Class A (Insurance)	36	381
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	78	1,402
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	137	18,606
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	77	1,264
CrossFirst Bankshares, Inc.* (Banks)	102	1,409
CryoLife, Inc.* (Health Care Equipment & Supplies)	82	2,214
CryoPort, Inc.* (Health Care Equipment & Supplies)	86	5,308
CSG Systems International, Inc. (IT Services)	70	3,175
CSW Industrials, Inc. (Building Products)	29	3,430
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts)	12	674
CTS Corp. (Electronic Equipment, Instruments & Components)	68	2,379
Cue BioPharma, Inc.* (Biotechnology)	65	677
Cullinan Oncology, Inc.* (Biotechnology)	29	665
CuriosityStream, Inc.* (Entertainment)	56	615
Curis, Inc.* (Biotechnology)	186	1,412
Curo Group Holdings Corp. (Consumer Finance)	45	710
Cushman & Wakefield PLC* (Real Estate Management & Development)	253	4,724
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	27	210
Customers Bancorp, Inc. (Banks)	64	2,318
Cutera, Inc.* (Health Care Equipment & Supplies)	37	1,922
CVB Financial Corp. (Banks)	278	5,299
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	62	847
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	148	583
Cytokinetics, Inc.* (Biotechnology)	146	4,333
CytomX Therapeutics, Inc.* (Biotechnology)	139	752
CytoSorbents Corp.* (Health Care Equipment & Supplies)	87	662
Daily Journal Corp.* (Media)	3	999
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	78	477
Dana, Inc. (Auto Components)	313	7,562

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Danimer Scientific, Inc.* (Chemicals)	146	$2,435
DarioHealth Corp.* (Health Care Equipment & Supplies)	29	430
Daseke, Inc.* (Road & Rail)	89	615
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	93	3,095
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	85	2,592
Del Taco Restaurants, Inc. (Hotels, Restaurants & Leisure)	65	553
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	141	2,451
Deluxe Corp. (Commercial Services & Supplies)	89	3,907
Denali Therapeutics, Inc.* (Biotechnology)	196	10,002
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	108	7,097
Denny's Corp.* (Hotels, Restaurants & Leisure)	134	1,885
DermTech, Inc.* (Biotechnology)	51	1,717
Design Therapeutics, Inc.* (Biotechnology)	29	449
Designer Brands, Inc.* (Specialty Retail)	129	1,880
Desktop Metal, Inc.* - Class A (Machinery)	178	1,602
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	308	1,786
Diamond Hill Investment Group, Inc. (Capital Markets)	7	1,206
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	448	3,857
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	146	5,476
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	154	1,603
Digi International, Inc.* (Communications Equipment)	73	1,510
Digimarc Corp.* (Software)	27	775
Digital Media Solutions, Inc.* - Class A (Media)	6	48
Digital Turbine, Inc.* (Software)	181	11,394
DigitalBridge Group, Inc.* (Equity Real Estate Investment Trusts)	1,025	7,134
DigitalOcean Holdings, Inc.* (IT Services)	27	1,391
Dillard's, Inc. - Class A (Multiline Retail)	15	2,749
Dime Community Bancshares, Inc. (Banks)	74	2,443
Dine Brands Global, Inc.* (Hotels, Restaurants & Leisure)	36	2,789
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	93	7,626
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	507	1,977
DMC Global, Inc.* (Machinery)	39	1,707
Domo, Inc.* (Software)	59	5,211
Domtar Corp.* (Paper & Forest Products)	108	5,931
Donegal Group, Inc. - Class A (Insurance)	31	480
Donnelley Financial Solutions, Inc.* (Capital Markets)	63	2,029
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	64	774
Dorman Products, Inc.* (Auto Components)	59	5,968
Douglas Dynamics, Inc. (Machinery)	48	1,915
Dril-Quip, Inc.* (Energy Equipment & Services)	74	2,115
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	177	446
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	48	770
Duckhorn Portfolio, Inc. (The)* (Beverages)	43	945
Ducommun, Inc.* (Aerospace & Defense)	23	1,241
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	27	404
Durect Corp.* (Pharmaceuticals)	484	682
DXP Enterprises, Inc.* (Trading Companies & Distributors)	37	1,208
Dycom Industries, Inc.* (Construction & Engineering)	64	4,442
Dynavax Technologies Corp.* (Biotechnology)	230	2,148
Dyne Therapeutics, Inc.* (Biotechnology)	64	1,156
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	64	1,117
DZS, Inc.* (Communications Equipment)	36	711
E2open Parent Holdings, Inc.* (Software)	89	894
Eagle Bancorp, Inc. (Banks)	68	3,742
Eagle Bulk Shipping, Inc.* (Marine)	20	834
Eagle Pharmaceuticals, Inc.* (Biotechnology)	25	1,163
Eargo, Inc.* (Health Care Equipment & Supplies)	41	1,476
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	52	511
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	181	4,109
Eastern Bankshares, Inc. (Banks)	368	6,716
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	86	15,156
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	97	716
Ebix, Inc. (Software)	59	1,783
Echo Global Logistics, Inc.* (Air Freight & Logistics)	59	1,825
EchoStar Corp.* - Class A (Communications Equipment)	89	1,985
Edgewell Personal Care Co. (Personal Products)	116	4,765
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	27	473
Editas Medicine, Inc.* (Biotechnology)	146	6,112
eGain Corp.* (Software)	42	490
eHealth, Inc.* (Insurance)	52	2,705
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	67	533
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	41	763
elf Beauty, Inc.* (Personal Products)	98	2,706
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	86	1,563
EMCOR Group, Inc. (Construction & Engineering)	116	14,129
EMCORE Corp.* (Communications Equipment)	78	682

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Emerald Holding, Inc.* (Media)	52	$205
Emergent BioSolutions, Inc.* (Biotechnology)	106	6,985
Empire State Realty Trust, Inc. (Equity Real Estate Investment Trusts)	306	3,498
Employers Holdings, Inc. (Insurance)	61	2,533
Enanta Pharmaceuticals, Inc.* (Biotechnology)	41	1,732
Encore Capital Group, Inc.* (Consumer Finance)	67	3,172
Encore Wire Corp. (Electrical Equipment)	43	3,372
Endo International PLC* (Pharmaceuticals)	491	2,484
Energizer Holdings, Inc. (Household Products)	146	6,256
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	302	1,586
Energy Recovery, Inc.* (Machinery)	90	1,904
Enerpac Tool Group Corp. (Machinery)	129	3,311
EnerSys (Electrical Equipment)	90	8,879
Ennis, Inc. (Commercial Services & Supplies)	56	1,107
Enova International, Inc.* (Consumer Finance)	77	2,548
EnPro Industries, Inc. (Machinery)	45	4,190
Enstar Group, Ltd.* (Insurance)	29	7,454
Entercom Communications Corp.* (Media)	252	900
Enterprise Bancorp, Inc. (Banks)	19	621
Enterprise Financial Services Corp. (Banks)	77	3,432
Entravision Communications Corp. - Class A (Media)	127	781
Envestnet, Inc.* (Software)	116	8,727
Eos Energy Enterprises, Inc.* (Electrical Equipment)	37	574
Epizyme, Inc.* (Biotechnology)	192	1,273
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	29	2,681
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	876	7,201
Equity Bancshares, Inc.* - Class A (Banks)	29	854
Equity Commonwealth (Equity Real Estate Investment Trusts)	253	6,651
Eros STX Global Corp.* (Entertainment)	681	742
Escalade, Inc. (Leisure Products)	21	477
ESCO Technologies, Inc. (Machinery)	56	5,285
Esperion Therapeutics, Inc.*(a) (Biotechnology)	56	862
Esports Technologies, Inc.* (Hotels, Restaurants & Leisure)	7	159
Essent Group, Ltd. (Thrifts & Mortgage Finance)	238	10,749
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	251	7,480
Ethan Allen Interiors, Inc. (Household Durables)	48	1,141
Evelo Biosciences, Inc.* (Biotechnology)	65	599
Eventbrite, Inc.* (Interactive Media & Services)	162	2,879
Everi Holdings, Inc.* (IT Services)	180	4,084
EverQuote, Inc.* - Class A (Interactive Media & Services)	41	1,237
EVERTEC, Inc. (IT Services)	130	5,681
EVI Industries, Inc.* (Trading Companies & Distributors)	12	323
Evo Payments, Inc.* (IT Services)	100	2,920
Evolent Health, Inc.* (Health Care Technology)	166	3,808
Evolus, Inc.* (Pharmaceuticals)	69	747
Evoqua Water Technologies Corp.* (Machinery)	249	8,219
Exagen, Inc.* (Health Care Providers & Services)	23	274
ExlService Holdings, Inc.* (IT Services)	70	7,925
eXp World Holdings, Inc.* (Real Estate Management & Development)	133	4,777
Exponent, Inc. (Professional Services)	110	11,781
Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	35	1,557
Extreme Networks, Inc.* (Communications Equipment)	265	2,918
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	45	370
EZCORP, Inc.* - Class A (Consumer Finance)	104	595
Fabrinet* (Electronic Equipment, Instruments & Components)	78	7,373
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	84	401
Farmers National Bancorp (Banks)	56	860
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	58	731
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	39	2,843
Fate Therapeutics, Inc.* (Biotechnology)	172	14,241
Fathom Holdings, Inc.* (Real Estate Management & Development)	11	278
FB Financial Corp. (Banks)	70	2,647
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	19	1,853
Federal Signal Corp. (Machinery)	129	5,110
Federated Hermes, Inc. - Class B (Capital Markets)	202	6,553
Ferro Corp.* (Chemicals)	176	3,661
FibroGen, Inc.* (Biotechnology)	185	2,405
Fidelity D&D Bancorp, Inc. (Banks)	9	459
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	39	522
Finance Of America Cos., Inc.* - Class A (Thrifts & Mortgage Finance)	71	458
Financial Institutions, Inc. (Banks)	35	1,030
Finch Therapeutics Group, Inc.* (Biotechnology)	9	119
First Bancorp (Banks)	461	5,592
First Bancorp (Banks)	61	2,440
First Bancshares, Inc. (Banks)	43	1,659
First Bank/Hamilton NJ (Banks)	35	466
First Busey Corp. (Banks)	110	2,596
First Commonwealth Financial Corp. (Banks)	203	2,674

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
First Community Bancshares, Inc. (Banks)	37	$1,080
First Financial Bancorp (Banks)	206	4,635
First Financial Bankshares, Inc. (Banks)	279	13,625
First Financial Corp. (Banks)	25	1,001
First Foundation, Inc. (Banks)	86	2,027
First Internet Bancorp (Banks)	19	575
First Interstate BancSystem - Class A (Banks)	86	3,605
First Merchants Corp. (Banks)	116	4,725
First Mid Bancshares, Inc. (Banks)	36	1,465
First Midwest Bancorp, Inc. (Banks)	243	4,359
First of Long Island Corp. (Banks)	48	1,034
FirstCash, Inc. (Consumer Finance)	86	6,810
Fisker, Inc.* (Automobiles)	341	5,496
Five Star Bancorp (Banks)	11	268
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	110	5,034
Flexion Therapeutics, Inc.* (Biotechnology)	103	611
Flexsteel Industries, Inc. (Household Durables)	15	518
Fluent, Inc.* (Media)	92	229
Fluidigm Corp.* (Life Sciences Tools & Services)	160	1,186
Fluor Corp.* (Construction & Engineering)	305	5,081
Flushing Financial Corp. (Banks)	63	1,389
Focus Financial Partners, Inc.* (Capital Markets)	110	5,646
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	41	372
Forestar Group, Inc.* (Real Estate Management & Development)	36	737
Forian, Inc.* (Health Care Technology)	40	427
Forma Therapeutics Holdings, Inc.* (Biotechnology)	70	1,602
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	166	6,185
Forrester Research, Inc.* (Professional Services)	25	1,171
Forte Biosciences, Inc.* (Biotechnology)	25	749
Forterra, Inc.* (Construction Materials)	63	1,486
Fortress Biotech, Inc.* (Biotechnology)	153	476
Forward Air Corp. (Air Freight & Logistics)	59	5,218
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	100	1,262
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	162	4,651
Fox Factory Holding Corp.* (Auto Components)	90	14,540
Franchise Group, Inc. (Diversified Consumer Services)	61	2,072
Franklin Covey Co.* (Professional Services)	27	988
Franklin Electric Co., Inc. (Machinery)	100	8,176
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	221	1,154
Frank's International N.V.* (Energy Equipment & Services)	357	982
Frequency Therapeutics, Inc.* (Biotechnology)	69	575
Fresh Del Monte Produce, Inc. (Food Products)	70	2,160
Frontier Group Holdings, Inc.* (Airlines)	74	1,091
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	255	2,030
FRP Holdings, Inc.* (Real Estate Management & Development)	15	902
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	15	522
FTC Solar, Inc.* (Electrical Equipment)	41	416
FTS International, Inc.* - Class A (Energy Equipment & Services)	19	371
fuboTV, Inc.* (Software)	283	7,369
FuelCell Energy, Inc.* (Electrical Equipment)	698	4,418
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	47	344
Fulgent Genetics, Inc.* (Health Care Providers & Services)	43	3,967
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	70	579
Fulton Financial Corp. (Banks)	341	5,224
Funko, Inc.* (Distributors)	59	1,101
FutureFuel Corp. (Chemicals)	55	468
G1 Therapeutics, Inc.* (Biotechnology)	85	1,471
GAMCO Investors, Inc. - Class A (Capital Markets)	11	296
GAN, Ltd.* (Hotels, Restaurants & Leisure)	86	1,316
Gannett Co., Inc.* (Media)	302	1,743
Gatos Silver, Inc.* (Metals & Mining)	73	996
GATX Corp. (Trading Companies & Distributors)	74	6,827
GCM Grosvenor, Inc. - Class A (Capital Markets)	69	687
GCP Applied Technologies, Inc.* (Chemicals)	106	2,465
Gemini Therapeutics, Inc.* (Biotechnology)	46	187
Genco Shipping & Trading, Ltd. (Marine)	68	1,193
Generation Bio Co.* (Biotechnology)	93	2,022
Genesco, Inc.* (Specialty Retail)	33	1,896
Genius Brands International, Inc.* (Leisure Products)	604	948
Gentherm, Inc.* (Auto Components)	70	5,805
Genworth Financial, Inc.* (Insurance)	1,086	3,627
German American Bancorp, Inc. (Banks)	55	2,074
Geron Corp.* (Biotechnology)	645	787
Getty Realty Corp. (Equity Real Estate Investment Trusts)	86	2,717
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	418	2,546
Gibraltar Industries, Inc.* (Building Products)	70	5,228
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	94	2,807
Glacier Bancorp, Inc. (Banks)	206	10,621
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	77	1,785
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	55	1,283
Glatfelter Corp. (Paper & Forest Products)	93	1,416
Glaukos Corp.* (Health Care Equipment & Supplies)	97	4,947

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Global Blood Therapeutics, Inc.* (Biotechnology)	129	$3,526
Global Industrial Co. (Trading Companies & Distributors)	27	1,067
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	122	1,898
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	206	3,805
Global Water Resources, Inc. (Water Utilities)	27	476
Globalstar, Inc.* (Diversified Telecommunication Services)	1,301	1,795
GMS, Inc.* (Trading Companies & Distributors)	90	4,422
Gogo, Inc.* (Wireless Telecommunication Services)	126	1,307
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	219	2,444
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	36	1,638
Golden Nugget Online Gaming, Inc.* (Hotels, Restaurants & Leisure)	68	779
Goosehead Insurance, Inc. (Insurance)	37	4,447
GoPro, Inc.* - Class A (Household Durables)	267	2,734
Gorman-Rupp Co. (Machinery)	48	1,713
Gossamer Bio, Inc.* (Biotechnology)	133	1,045
GP Strategies Corp.* (Professional Services)	27	549
GrafTech International, Ltd. (Electrical Equipment)	364	4,139
Graham Holdings Co. - Class B (Diversified Consumer Services)	9	5,981
Granite Construction, Inc. (Construction & Engineering)	98	3,765
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	118	1,665
Gray Television, Inc. (Media)	184	4,079
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	46	583
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	138	2,125
Great Southern Bancorp, Inc. (Banks)	23	1,197
Great Western Bancorp, Inc. (Banks)	118	3,634
Green Brick Partners, Inc.* (Household Durables)	67	1,680
Green Dot Corp.* - Class A (Consumer Finance)	114	5,252
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	90	3,182
GreenBox POS* (IT Services)	37	327
Greenhill & Co., Inc. (Capital Markets)	33	529
Greenlane Holdings, Inc.* - Class A (Distributors)	36	128
Greenlight Capital Re, Ltd.* - Class A (Insurance)	58	510
GreenSky, Inc.* - Class A (IT Services)	152	999
Greenwich Lifesciences, Inc.* (Biotechnology)	9	355
Greif, Inc. - Class A (Containers & Packaging)	56	3,394
Greif, Inc. - Class B (Containers & Packaging)	12	731
Grid Dynamics Holdings, Inc.* (IT Services)	67	1,410
Griffon Corp. (Building Products)	100	2,312
Gritstone bio, Inc.* (Biotechnology)	86	574
Group 1 Automotive, Inc. (Specialty Retail)	37	6,428
Groupon, Inc.* (Internet & Direct Marketing Retail)	51	1,855
GrowGeneration Corp.* (Specialty Retail)	116	4,718
GT Biopharma, Inc.* (Biotechnology)	52	517
GTY Technology Holdings, Inc.* (Software)	70	484
Guaranty Bancshares, Inc. (Banks)	19	636
Guess?, Inc. (Specialty Retail)	86	1,920
H&E Equipment Services, Inc. (Trading Companies & Distributors)	70	2,382
H.B. Fuller Co. (Chemicals)	110	7,108
Haemonetics Corp.* (Health Care Equipment & Supplies)	108	6,565
Hall of Fame Resort & Entertainment Co.* (Hotels, Restaurants & Leisure)	117	346
Halozyme Therapeutics, Inc.* (Biotechnology)	303	12,523
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	16	299
Hamilton Lane, Inc. (Capital Markets)	73	6,789
Hancock Whitney Corp. (Banks)	188	8,217
Hanger, Inc.* (Health Care Providers & Services)	81	1,988
Hanmi Financial Corp. (Banks)	67	1,221
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	164	9,315
HarborOne Bancorp, Inc. (Banks)	110	1,497
Harmonic, Inc.* (Communications Equipment)	191	1,690
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	48	1,256
Harpoon Therapeutics, Inc.* (Biotechnology)	40	392
Harsco Corp.* (Machinery)	168	3,380
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	82	647
Haverty Furniture Cos., Inc. (Specialty Retail)	36	1,296
Hawaiian Holdings, Inc.* (Airlines)	110	2,170
Hawkins, Inc. (Chemicals)	41	1,489
Haynes International, Inc. (Metals & Mining)	27	1,019
HBT Financial, Inc. (Banks)	19	310
HC2 Holdings, Inc.* (Construction & Engineering)	101	372
HCI Group, Inc. (Insurance)	12	1,206
Health Catalyst, Inc.* (Health Care Technology)	97	5,632
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	305	9,723
Healthcare Services Group, Inc. (Commercial Services & Supplies)	162	4,228
HealthEquity, Inc.* (Health Care Providers & Services)	176	13,020
HealthStream, Inc.* (Health Care Technology)	55	1,607

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Heartland Express, Inc. (Road & Rail)	102	$1,737
Heartland Financial USA, Inc. (Banks)	86	3,923
Hecla Mining Co. (Metals & Mining)	1,139	7,620
Heidrick & Struggles International, Inc. (Professional Services)	41	1,751
Helen of Troy, Ltd.* (Household Durables)	52	11,617
Helios Technologies, Inc. (Machinery)	70	5,660
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	306	1,270
Helmerich & Payne, Inc. (Energy Equipment & Services)	226	6,478
Hemisphere Media Group, Inc.* (Media)	35	445
Herc Holdings, Inc.* (Trading Companies & Distributors)	55	6,822
Heritage Commerce Corp. (Banks)	125	1,355
Heritage Financial Corp. (Banks)	77	1,863
Heritage Insurance Holdings, Inc. (Insurance)	55	404
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	35	986
Herman Miller, Inc. (Commercial Services & Supplies)	160	6,904
Heron Therapeutics, Inc.* (Biotechnology)	199	2,460
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	69	649
Heska Corp.* (Health Care Equipment & Supplies)	19	4,573
HF Foods Group, Inc.* (Food & Staples Retailing)	76	393
Hibbett, Inc. (Specialty Retail)	35	3,103
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	10	109
Hillenbrand, Inc. (Machinery)	162	7,339
Hilltop Holdings, Inc. (Banks)	137	4,340
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	185	7,524
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	4	1,196
HireQuest, Inc. (Professional Services)	11	201
HNI Corp. (Commercial Services & Supplies)	93	3,469
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	16	562
Home BancShares, Inc. (Banks)	329	6,968
Home Point Capital, Inc.* (Thrifts & Mortgage Finance)	15	75
HomeStreet, Inc. (Thrifts & Mortgage Finance)	45	1,697
HomeTrust Bancshares, Inc. (Banks)	33	869
Homology Medicines, Inc.* (Biotechnology)	88	560
Honest Co., Inc. (The)* (Personal Products)	55	790
Hooker Furniture Corp. (Household Durables)	25	830
Hookipa Pharma, Inc.* (Biotechnology)	41	317
Hope Bancorp, Inc. (Banks)	254	3,366
Horace Mann Educators Corp. (Insurance)	89	3,543
Horizon Bancorp, Inc. (Banks)	90	1,504
Hostess Brands, Inc.* (Food Products)	281	4,521
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	271	3,068
Houlihan Lokey, Inc. (Capital Markets)	110	9,801
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	11	1,148
Howard Bancorp, Inc.* (Banks)	29	571
Hub Group, Inc.* - Class A (Air Freight & Logistics)	70	4,640
Humanigen, Inc.* (Biotechnology)	97	1,564
Huron Consulting Group, Inc.* (Professional Services)	48	2,358
Hydrofarm Holdings Group, Inc.* (Machinery)	25	1,234
Hyliion Holdings Corp.* (Machinery)	250	2,425
HyreCar, Inc.* (Diversified Consumer Services)	37	647
Hyster-Yale Materials Handling, Inc. (Machinery)	21	1,504
I3 Verticals, Inc.* - Class A (IT Services)	45	1,436
IBEX, Ltd.* (Commercial Services & Supplies)	12	248
iBio, Inc.* (Biotechnology)	463	574
iCAD, Inc.* (Health Care Technology)	47	689
ICF International, Inc. (Professional Services)	39	3,571
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	59	3,043
Ideanomics, Inc.*(a) (Software)	876	2,076
Ideaya Biosciences, Inc.* (Biotechnology)	61	1,495
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	45	733
IDT Corp.* - Class B (Diversified Telecommunication Services)	43	2,141
IES Holdings, Inc.* (Construction & Engineering)	19	1,034
IGM Biosciences, Inc.* (Biotechnology)	19	1,292
iHeartMedia, Inc.* - Class A (Media)	239	6,178
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	223	15,567
Ikena Oncology, Inc.* (Biotechnology)	18	178
IMAX Corp.* (Entertainment)	108	1,743
Immunic, Inc.* (Biotechnology)	33	291
ImmunityBio, Inc.* (Biotechnology)	142	1,556
ImmunoGen, Inc.* (Biotechnology)	418	2,345
Immunovant, Inc.* (Biotechnology)	81	847
Impel Neuropharma, Inc.* (Biotechnology)	11	155
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	39	1,794
Inari Medical, Inc.* (Health Care Equipment & Supplies)	73	6,555
Independence Holding Co. (Insurance)	9	403
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	218	4,203
Independent Bank Corp. (Banks)	45	946
Independent Bank Corp. (Banks)	70	4,948
Independent Bank Group, Inc. (Banks)	81	5,646
Indus Realty Trust, Inc. (Real Estate Management & Development)	9	608
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	138	3,740

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Infinera Corp.* (Communications Equipment)	381	$3,776
Infinity Pharmaceuticals, Inc.* (Biotechnology)	188	399
Infrastructure and Energy Alternatives, Inc.* (Construction & Engineering)	45	543
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	37	675
Ingevity Corp.* (Chemicals)	86	7,305
Ingles Markets, Inc. (Food & Staples Retailing)	31	1,853
Inhibrx, Inc.* (Biotechnology)	59	1,679
Innospec, Inc. (Chemicals)	52	4,599
Innovage Holding Corp.* (Health Care Providers & Services)	39	658
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	51	10,964
Innoviva, Inc.* (Pharmaceuticals)	137	1,943
Inogen, Inc.* (Health Care Equipment & Supplies)	41	3,271
Inotiv, Inc.* (Life Sciences Tools & Services)	29	757
Inovalon Holdings, Inc.* (Health Care Technology)	162	6,137
Inovio Pharmaceuticals, Inc.* (Biotechnology)	444	3,730
Inozyme Pharma, Inc.* (Biotechnology)	31	520
Inseego Corp.* (Communications Equipment)	178	1,547
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	74	7,428
Insmed, Inc.* (Biotechnology)	222	5,461
Insperity, Inc. (Professional Services)	78	7,726
Inspire Medical Systems, Inc.* (Health Care Technology)	59	10,806
Installed Building Products, Inc. (Household Durables)	51	6,120
Insteel Industries, Inc. (Building Products)	39	1,514
Instil Bio, Inc.* (Biotechnology)	37	557
Integer Holdings Corp.* (Health Care Equipment & Supplies)	70	6,852
Intellia Therapeutics, Inc.* (Biotechnology)	145	20,567
Intelligent Systems Corp.* (Software)	16	541
Inter Parfums, Inc. (Personal Products)	37	2,844
Intercept Pharmaceuticals, Inc.* (Biotechnology)	61	1,054
InterDigital, Inc. (Communications Equipment)	67	4,415
Interface, Inc. (Commercial Services & Supplies)	125	1,803
International Bancshares Corp. (Banks)	114	4,455
International Game Technology PLC* (Hotels, Restaurants & Leisure)	214	4,013
International Money Express, Inc.* (IT Services)	68	1,101
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	86	1,415
Intersect ENT, Inc.* (Pharmaceuticals)	70	1,635
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	152	5,218
Intrepid Potash, Inc.* (Chemicals)	21	636
Invacare Corp.* (Health Care Equipment & Supplies)	71	513
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	531	1,827
Investors Bancorp, Inc. (Banks)	489	6,758
Investors Title Co. (Insurance)	4	666
Invitae Corp.* (Biotechnology)	430	12,036
iRadimed Corp.* (Health Care Equipment & Supplies)	15	505
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	63	3,221
Iridium Communications, Inc.* (Diversified Telecommunication Services)	255	10,769
iRobot Corp.* (Household Durables)	61	5,338
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	313	4,154
iStar, Inc. (Equity Real Estate Investment Trusts)	152	3,683
iTeos Therapeutics, Inc.* (Biotechnology)	43	1,033
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	88	548
Itron, Inc.* (Electronic Equipment, Instruments & Components)	97	9,566
IVERIC bio, Inc.* (Biotechnology)	194	1,674
J & J Snack Foods Corp. (Food Products)	33	5,425
j2 Global, Inc.* (Software)	93	13,138
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	51	5,552
James River Group Holdings, Ltd. (Insurance)	77	2,801
JELD-WEN Holding, Inc.* (Building Products)	181	4,793
JFrog, Ltd.* (Software)	110	4,820
JOANN, Inc. (Specialty Retail)	25	387
John B Sanfilippo & Son, Inc. (Food Products)	19	1,755
John Bean Technologies Corp. (Machinery)	68	9,967
John Wiley & Sons, Inc. - Class A (Media)	93	5,467
Johnson Outdoors, Inc. - Class A (Leisure Products)	11	1,302
Jounce Therapeutics, Inc.* (Biotechnology)	68	343
Kadant, Inc. (Machinery)	25	4,503
Kadmon Holdings, Inc.* (Biotechnology)	371	1,395
Kaiser Aluminum Corp. (Metals & Mining)	35	4,259
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	104	359
Kaleido Biosciences, Inc.* (Pharmaceuticals)	40	217
KalVista Pharmaceuticals, Inc.* (Biotechnology)	43	866
Kaman Corp. - Class A (Trading Companies & Distributors)	59	2,617
KAR Auction Services, Inc.* (Commercial Services & Supplies)	266	4,384
Karat Packaging, Inc.* (Trading Companies & Distributors)	9	200
Karuna Therapeutics, Inc.* (Biotechnology)	48	5,483
Karyopharm Therapeutics, Inc.* (Biotechnology)	153	1,274

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
KB Home (Household Durables)	192	$8,148
KBR, Inc. (IT Services)	303	11,726
Kearny Financial Corp. (Thrifts & Mortgage Finance)	158	1,901
Kelly Services, Inc.* - Class A (Professional Services)	74	1,622
KemPharm, Inc.* (Pharmaceuticals)	61	615
Kennametal, Inc. (Machinery)	180	6,525
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	258	5,209
Keros Therapeutics, Inc.* (Biotechnology)	35	1,288
Kezar Life Sciences, Inc.* (Biotechnology)	72	351
Kforce, Inc. (Professional Services)	45	2,809
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	52	1,060
Kimball International, Inc. - Class B (Commercial Services & Supplies)	77	953
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	63	966
Kinnate Biopharma, Inc.* (Biotechnology)	29	626
Kinsale Capital Group, Inc. (Insurance)	47	8,396
Kirkland's, Inc.* (Specialty Retail)	31	603
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	180	3,629
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	70	1,492
Knowles Corp.* (Electronic Equipment, Instruments & Components)	192	3,848
Kodiak Sciences, Inc.* (Biotechnology)	70	5,869
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	110	6,092
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	166	1,119
Koppers Holdings, Inc.* (Chemicals)	45	1,382
Korn Ferry (Professional Services)	114	7,836
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	868	2,005
Kraton Corp.* (Chemicals)	68	2,597
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	263	7,154
Kronos Bio, Inc.* (Chemicals)	85	1,738
Kronos Worldwide, Inc. (Chemicals)	48	668
Krystal Biotech, Inc.* (Biotechnology)	37	2,162
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	130	7,067
Kura Oncology, Inc.* (Biotechnology)	137	2,595
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	7	340
KVH Industries, Inc.* (Communications Equipment)	33	374
Kymera Therapeutics, Inc.* (Biotechnology)	63	3,791
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	243	2,775
Laird Superfood, Inc.* (Food Products)	12	335
Lakeland Bancorp, Inc. (Banks)	106	1,735
Lakeland Financial Corp. (Banks)	52	3,477
Lancaster Colony Corp. (Food Products)	41	8,112
Landec Corp.* (Food Products)	56	613
Landos Biopharma, Inc.* (Pharmaceuticals)	14	154
Lands' End, Inc.* (Internet & Direct Marketing Retail)	31	1,188
Landsea Homes Corp.* (Household Durables)	12	101
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	145	3,795
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	27	1,487
Latham Group, Inc.* (Leisure Products)	51	1,391
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	291	16,513
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	227	3,362
Lawson Products, Inc.* (Trading Companies & Distributors)	11	577
La-Z-Boy, Inc. (Household Durables)	98	3,291
Lazydays Holdings, Inc.* (Specialty Retail)	16	334
LCI Industries (Auto Components)	55	8,020
Legacy Housing Corp.* (Household Durables)	19	335
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	39	2,124
LendingClub Corp.* (Consumer Finance)	207	5,051
LendingTree, Inc.* (Thrifts & Mortgage Finance)	25	4,881
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	144	510
Lexington Realty Trust (Equity Real Estate Investment Trusts)	589	7,745
LGI Homes, Inc.* (Household Durables)	48	8,203
LHC Group, Inc.* (Health Care Providers & Services)	67	14,417
Liberty Latin America, Ltd.* - Class A (Media)	90	1,229
Liberty Latin America, Ltd.* - Class C (Media)	332	4,592
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	21	557
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	78	2,063
Liberty Oilfield Services, Inc.* (Energy Equipment & Services)	186	1,895
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	156	652
Lifetime Brands, Inc. (Household Durables)	27	407
Ligand Pharmaceuticals, Inc.* (Biotechnology)	33	3,746
Limelight Networks, Inc.* (IT Services)	268	753
Limoneira Co. (Food Products)	35	627
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	66	904
Lindsay Corp. (Machinery)	23	3,696
Lineage Cell Therapeutics, Inc.* (Biotechnology)	260	684
Lions Gate Entertainment Corp.* - Class A (Entertainment)	125	1,879
Lions Gate Entertainment Corp.* - Class B (Entertainment)	247	3,300

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	59	$1,171
LivaNova PLC* (Health Care Equipment & Supplies)	106	9,148
Live Oak Bancshares, Inc. (Banks)	68	4,093
Livent Corp.* (Chemicals)	315	6,146
LivePerson, Inc.* (Software)	137	8,726
LiveRamp Holdings, Inc.* (IT Services)	138	5,521
LiveXLive Media, Inc.* (Entertainment)	112	396
Loral Space & Communications, Inc. (Media)	27	956
Lordstown Motors Corp.* - Class A (Automobiles)	240	1,498
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	85	3,217
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	61	1,164
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	64	789
Luther Burbank Corp. (Thrifts & Mortgage Finance)	35	454
Luxfer Holdings PLC (Machinery)	61	1,272
Lydall, Inc.* (Machinery)	37	2,264
M.D.C Holdings, Inc. (Household Durables)	122	6,505
M/I Homes, Inc.* (Household Durables)	61	3,947
Macatawa Bank Corp. (Banks)	55	458
Mack-Cali Realty Corp.* (Equity Real Estate Investment Trusts)	188	3,384
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	104	6,419
Macquarie Infrastructure Corp. (Transportation Infrastructure)	160	6,320
MacroGenics, Inc.* (Biotechnology)	126	3,145
Macy's, Inc.* (Multiline Retail)	673	11,441
Madison Square Garden Entertainment Corp.* (Entertainment)	52	3,639
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	25	2,183
Magellan Health, Inc.* (Health Care Providers & Services)	51	4,810
Magenta Therapeutics, Inc.* (Biotechnology)	63	449
Magnite, Inc.* (Internet & Direct Marketing Retail)	226	6,847
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	299	4,186
Maiden Holdings, Ltd.* (Insurance)	148	500
Malibu Boats, Inc.* (Leisure Products)	45	3,765
MannKind Corp.* (Biotechnology)	530	2,173
ManTech International Corp. - Class A (IT Services)	59	5,160
Marathon Digital Holdings, Inc.* (IT Services)	204	5,637
Marcus & Millichap, Inc.* (Real Estate Management & Development)	51	2,029
Marine Products Corp. (Leisure Products)	19	311
MarineMax, Inc.* (Specialty Retail)	47	2,528
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	78	1,147
Marlin Business Services Corp. (Diversified Financial Services)	19	429
Marrone Bio Innovations, Inc.* (Chemicals)	213	266
Marten Transport, Ltd. (Road & Rail)	126	1,993
Masonite International Corp.* (Building Products)	52	5,884
MasterCraft Boat Holdings, Inc.* (Leisure Products)	41	1,093
Matador Resources Co. (Oil, Gas & Consumable Fuels)	238	7,353
Materion Corp. (Metals & Mining)	43	3,068
Matrix Service Co.* (Energy Equipment & Services)	56	611
Matson, Inc. (Marine)	90	6,041
Matthews International Corp. - Class A (Commercial Services & Supplies)	67	2,318
MAX Holdings, Inc. (Real Estate Management & Development)	39	1,338
Maxar Technologies, Inc. (Aerospace & Defense)	154	5,586
MAXIMUS, Inc. (IT Services)	130	11,570
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	150	7,235
Mayville Engineering Co., Inc.* (Metals & Mining)	19	334
MBIA, Inc.* (Insurance)	102	1,331
McGrath RentCorp (Commercial Services & Supplies)	52	4,078
MDC Partners, Inc.* - Class A (Media)	134	752
MedAvail Holdings, Inc.* (Food & Staples Retailing)	24	203
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	45	1,503
Medifast, Inc. (Personal Products)	25	7,138
MEDNAX, Inc.* (Health Care Providers & Services)	162	4,717
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	63	11,084
MEI Pharma, Inc.* (Biotechnology)	233	629
MeiraGTx Holdings PLC* (Biotechnology)	64	895
Mercantile Bank Corp. (Banks)	35	1,094
Merchants Bancorp (Thrifts & Mortgage Finance)	21	769
Meredith Corp.* (Media)	86	3,753
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	100	1,911
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	90	1,845
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	110	7,710
Meritage Homes Corp.* (Household Durables)	81	8,795
Meritor, Inc.* (Machinery)	150	3,650
Mersana Therapeutics, Inc.* (Biotechnology)	146	1,606
Mesa Air Group, Inc.* (Airlines)	73	651
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	11	3,240
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	68	3,380
Meta Materials, Inc.* (Oil, Gas & Consumable Fuels)	131	459

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	82	$3,922
Metrocity Bankshares, Inc. (Banks)	41	819
MetroMile, Inc.* (Insurance)	78	553
Metropolitan Bank Holding Corp.* (Banks)	16	1,136
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	947	4,422
MGE Energy, Inc. (Electric Utilities)	78	6,093
MGP Ingredients, Inc. (Beverages)	31	1,849
MicroStrategy, Inc.* - Class A (Software)	16	10,016
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	340	4,682
Mid Penn Bancorp, Inc. (Banks)	21	547
Middlesex Water Co. (Water Utilities)	37	3,764
Midland States Bancorp, Inc. (Banks)	47	1,157
MidwestOne Financial Group, Inc. (Banks)	31	903
Miller Industries, Inc. (Machinery)	23	863
Mimecast, Ltd.* (Software)	126	6,999
MiMedx Group, Inc.* (Biotechnology)	239	2,930
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	691	2,114
Minerals Technologies, Inc. (Chemicals)	70	5,615
Mirum Pharmaceuticals, Inc.* (Biotechnology)	7	101
Misonix, Inc.* (Health Care Equipment & Supplies)	27	717
Mission Produce, Inc.* (Food Products)	78	1,511
Mistras Group, Inc.* (Professional Services)	42	441
Mitek System, Inc.* (Software)	89	1,968
Model N, Inc.* (Software)	74	2,395
Modine Manufacturing Co.* (Auto Components)	108	1,807
ModivCare, Inc.* (Health Care Providers & Services)	27	4,590
Moelis & Co. (Capital Markets)	130	7,703
Molecular Templates, Inc.* (Biotechnology)	78	546
Momentive Global, Inc.* (Software)	275	5,775
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	29	1,852
MoneyGram International, Inc.* (IT Services)	166	1,716
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	204	3,884
Monro, Inc. (Specialty Retail)	70	4,060
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	48	2,577
Moog, Inc. - Class A (Aerospace & Defense)	63	4,906
Morphic Holding, Inc.* (Biotechnology)	45	2,593
Motorcar Parts of America, Inc.* (Auto Components)	39	867
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	35	1,052
MP Materials Corp.* (Metals & Mining)	156	5,869
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	152	5,651
MRC Global, Inc.* (Trading Companies & Distributors)	171	1,568
Mueller Industries, Inc. (Machinery)	120	5,208
Mueller Water Products, Inc. - Class A (Machinery)	338	5,009
Multiplan Corp.* (Health Care Technology)	855	6,883
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	315	6,839
Murphy USA, Inc. (Specialty Retail)	55	8,113
Mustang Bio, Inc.* (Biotechnology)	149	431
MVB Financial Corp. (Banks)	21	870
Myers Industries, Inc. (Containers & Packaging)	77	1,631
MYR Group, Inc.* (Construction & Engineering)	36	3,443
Myriad Genetics, Inc.* (Biotechnology)	164	5,187
Nabors Industries, Ltd.* (Energy Equipment & Services)	15	1,313
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	97	6,008
Nanthealth, Inc.* (Health Care Technology)	58	116
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	31	1,096
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	7	450
National Bank Holdings Corp. (Banks)	63	2,234
National Beverage Corp. (Beverages)	51	2,314
National CineMedia, Inc. (Media)	124	432
National Energy Services Reunited Corp.* (Energy Equipment & Services)	64	826
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	93	6,345
National Healthcare Corp. (Health Care Providers & Services)	27	2,097
National Presto Industries, Inc. (Aerospace & Defense)	11	1,061
National Research Corp. (Health Care Providers & Services)	31	1,636
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	150	8,126
National Vision Holdings, Inc.* (Specialty Retail)	176	9,499
National Western Life Group, Inc. - Class A (Insurance)	7	1,455
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	18	201
Nature's Sunshine Products, Inc. (Personal Products)	25	440
Natus Medical, Inc.* (Health Care Equipment & Supplies)	70	1,869
Nautilus, Inc.* (Leisure Products)	64	925
Navient Corp. (Consumer Finance)	378	7,722
NBT Bancorp, Inc. (Banks)	90	3,137
Neenah, Inc. (Paper & Forest Products)	36	1,810
Nelnet, Inc. - Class A (Consumer Finance)	36	2,711
NEOGAMES SA* (Hotels, Restaurants & Leisure)	12	579
Neogen Corp.* (Health Care Equipment & Supplies)	231	10,062
NeoGenomics, Inc.* (Life Sciences Tools & Services)	243	11,203
Neoleukin Therapeutics, Inc.* (Biotechnology)	74	517

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	107	$1,038
NETGEAR, Inc.* (Communications Equipment)	64	2,192
NetScout Systems, Inc.* (Communications Equipment)	150	4,314
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	86	2,232
Neuronetics, Inc.* (Health Care Equipment & Supplies)	54	716
NeuroPace, Inc.* (Health Care Equipment & Supplies)	15	320
Nevro Corp.* (Health Care Equipment & Supplies)	73	11,315
New Jersey Resources Corp. (Gas Utilities)	207	7,974
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	174	1,604
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	813	3,553
NewAge, Inc.* (Beverages)	285	544
Newmark Group, Inc. (Real Estate Management & Development)	320	4,122
Newpark Resources, Inc.* (Energy Equipment & Services)	191	617
NexImmune, Inc.* (Biotechnology)	14	150
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	48	2,830
NextGen Healthcare, Inc.* (Health Care Technology)	120	1,946
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	370	1,413
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	68	1,387
NI Holdings, Inc.* (Insurance)	19	376
Nicolet Bankshares, Inc.* (Banks)	19	1,375
Nikola Corp.*(a) (Machinery)	240	2,849
Nkarta, Inc.* (Biotechnology)	31	985
NL Industries, Inc. (Commercial Services & Supplies)	18	109
nLight, Inc.* (Electronic Equipment, Instruments & Components)	90	3,122
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	181	3,986
NN, Inc.* (Machinery)	91	622
Noodles & Co.* (Hotels, Restaurants & Leisure)	88	1,051
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	324	846
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	102	1,762
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	98	1,612
Northrim Bancorp, Inc. (Banks)	12	490
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	263	3,501
Northwest Natural Holding Co. (Gas Utilities)	67	3,503
Northwest Pipe Co.* (Construction & Engineering)	21	597
NorthWestern Corp. (Multi-Utilities)	110	6,819
Novagold Resources, Inc.* (Metals & Mining)	508	3,973
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	74	10,389
NOW, Inc.* (Trading Companies & Distributors)	237	2,339
Nu Skin Enterprises, Inc. - Class A (Personal Products)	108	5,799
Nurix Therapeutics, Inc.* (Biotechnology)	68	2,090
NuVasive, Inc.* (Health Care Equipment & Supplies)	110	7,035
Nuvation Bio, Inc.* (Pharmaceuticals)	74	639
NV5 Global, Inc.* (Construction & Engineering)	27	2,565
NVE Corp. (Semiconductors & Semiconductor Equipment)	11	826
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	43	3,944
Oceaneering International, Inc.* (Energy Equipment & Services)	213	2,824
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	126	2,457
Ocugen, Inc.*(a) (Biotechnology)	396	2,657
Ocular Therapeutix, Inc.* (Pharmaceuticals)	165	1,817
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	19	497
Office Properties Income Trust (Equity Real Estate Investment Trusts)	102	2,956
OFG Bancorp (Banks)	110	2,541
O-I Glass, Inc.* (Containers & Packaging)	338	4,998
Oil States International, Inc.* (Energy Equipment & Services)	130	736
Oil-Dri Corp. of America (Household Products)	11	391
Old National Bancorp (Banks)	355	5,712
Old Second Bancorp, Inc. (Banks)	58	672
Olema Pharmaceuticals, Inc.* (Biotechnology)	27	634
Olympic Steel, Inc. (Metals & Mining)	19	572
Omega Flex, Inc. (Machinery)	7	1,098
Omeros Corp.* (Pharmaceuticals)	129	1,871
Omnicell, Inc.* (Health Care Technology)	93	13,625
ON24, Inc.* (Software)	19	694
Oncocyte Corp.* (Biotechnology)	152	781
Oncorus, Inc.* (Biotechnology)	42	538
Oncternal Therapeutics, Inc.* (Biotechnology)	93	363
ONE Gas, Inc. (Gas Utilities)	112	8,263
ONE Group Hospitality, Inc. (The)* (Hotels, Restaurants & Leisure)	41	375
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	35	1,071
OneSpan, Inc.* (Software)	74	1,826
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	113	1,116
Onewater Marine, Inc. (Specialty Retail)	21	987
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	104	7,288
Ontrak, Inc.* (Health Care Providers & Services)	19	513

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Ooma, Inc.* (Diversified Telecommunication Services)	47	$872
Open Lending Corp.* - Class A (Capital Markets)	223	8,474
OPKO Health, Inc.* (Biotechnology)	842	2,896
Oportun Financial Corp.* (Consumer Finance)	45	949
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	19	854
OptimizeRx Corp.* (Health Care Technology)	36	1,990
Option Care Health, Inc.* (Health Care Providers & Services)	238	4,931
Oramed Pharmaceuticals, Inc.* (Pharmaceuticals)	59	837
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	154	1,816
ORBCOMM, Inc.* (Diversified Telecommunication Services)	159	1,795
Orchid Island Capital, Inc.(a) (Mortgage Real Estate Investment Trusts)	204	1,010
Organogenesis Holdings, Inc.* (Biotechnology)	82	1,258
ORIC Pharmaceuticals, Inc.* (Biotechnology)	63	1,049
Origin Bancorp, Inc. (Banks)	48	1,953
Orion Engineered Carbons SA* (Chemicals)	130	2,350
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	97	6,765
Orrstown Financial Services, Inc. (Banks)	23	530
Ortho Clinical Diagnostics Holdings PLC* (Health Care Equipment & Supplies)	189	4,247
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	41	1,629
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	31	1,948
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	36	3,602
Otter Tail Corp. (Electric Utilities)	86	4,368
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	62	570
Outfront Media, Inc.* (Equity Real Estate Investment Trusts)	313	7,478
Outlook Therapeutics, Inc.* (Biotechnology)	188	425
Outset Medical, Inc.* (Health Care Equipment & Supplies)	98	4,014
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	93	6,477
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	561	14,394
Owens & Minor, Inc. (Health Care Providers & Services)	156	7,215
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	35	3,043
Oyster Point Pharma, Inc.* (Biotechnology)	23	328
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	416	13,375
Pacific Premier Bancorp, Inc. (Banks)	201	7,634
Pacira BioSciences, Inc.* (Pharmaceuticals)	93	5,482
Pactiv Evergreen, Inc. (Containers & Packaging)	93	1,346
PAE, Inc.* (Aerospace & Defense)	149	1,329
PagerDuty, Inc.* (Software)	174	7,063
Palomar Holdings, Inc.* (Insurance)	52	4,234
PAM Transportation Services, Inc.* (Road & Rail)	4	250
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	70	7,988
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	97	1,589
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	51	3,114
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	400	3,904
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	98	510
Park Aerospace Corp. (Aerospace & Defense)	41	611
Park National Corp. (Banks)	31	3,531
Park-Ohio Holdings Corp. (Machinery)	19	553
Parsons Corp.* (Aerospace & Defense)	59	2,279
Party City Holdco, Inc.* (Specialty Retail)	236	2,015
Passage Bio, Inc.* (Biotechnology)	78	920
Patrick Industries, Inc. (Building Products)	48	3,966
Patterson Cos., Inc. (Health Care Providers & Services)	185	5,759
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	399	3,200
PAVmed, Inc.* (Health Care Equipment & Supplies)	152	1,044
Paya Holdings, Inc.* (IT Services)	174	1,999
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	206	1,889
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	23	1,094
PCSB Financial Corp. (Thrifts & Mortgage Finance)	29	523
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	213	8,423
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	64	1,197
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	149	1,745
Peapack Gladstone Financial Corp. (Banks)	39	1,256
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	279	6,275
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	33	610
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	74	4,654
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	210	4,141
Peoples Bancorp, Inc. (Banks)	39	1,150
Peoples Financial Services Corp. (Banks)	15	644
Perdoceo Education Corp.* (Diversified Consumer Services)	150	1,779
Perficient, Inc.* (IT Services)	70	6,600
Performance Food Group Co.* (Food & Staples Retailing)	283	12,967

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Perpetua Resources Corp.* (Metals & Mining)	56	$319
Personalis, Inc.* (Life Sciences Tools & Services)	77	1,616
Petiq, Inc.* (Health Care Providers & Services)	59	2,086
PetMed Express, Inc. (Internet & Direct Marketing Retail)	43	1,350
PGT Innovations, Inc.* (Building Products)	125	2,823
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	43	1,380
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	43	1,018
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	133	1,778
Phreesia, Inc.* (Health Care Technology)	82	5,605
Physicians Realty Trust (Equity Real Estate Investment Trusts)	462	8,755
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	266	5,059
Ping Identity Holding Corp.* (Software)	93	2,053
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	25	289
Piper Sandler Cos. (Capital Markets)	37	4,540
Pitney Bowes, Inc. (Commercial Services & Supplies)	377	3,016
PJT Partners, Inc. - Class A (Capital Markets)	52	4,065
Plantronics, Inc.* (Communications Equipment)	73	2,277
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	59	458
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	23	648
Plexus Corp.* (Electronic Equipment, Instruments & Components)	61	5,510
Pliant Therapeutics, Inc.* (Pharmaceuticals)	52	1,050
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	63	1,454
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	56	1,905
PNM Resources, Inc. (Electric Utilities)	185	8,941
PolyMet Mining Corp.* (Metals & Mining)	62	190
Porch Group, Inc.* (Internet & Direct Marketing Retail)	35	649
Portage Biotech, Inc.* (Biotechnology)	7	106
Portland General Electric Co. (Electric Utilities)	193	9,438
Poseida Therapeutics, Inc.* (Biotechnology)	61	495
Postal Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	25	481
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	141	7,324
Powell Industries, Inc. (Electrical Equipment)	19	553
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	129	12,512
PQ Group Holdings, Inc. (Chemicals)	110	1,712
PRA Group, Inc.* (Consumer Finance)	97	3,763
Praxis Precision Medicines, Inc.* (Biotechnology)	52	811
Precigen, Inc.* (Biotechnology)	204	1,120
Precision BioSciences, Inc.* (Biotechnology)	101	996
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	108	1,138
Preferred Bank (Banks)	31	1,828
Preformed Line Products Co. (Electrical Equipment)	7	480
Prelude Therapeutics, Inc.* (Biotechnology)	23	737
Premier Financial Bancorp, Inc. (Banks)	27	460
Premier Financial Corp. (Thrifts & Mortgage Finance)	78	2,089
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	108	5,675
PriceSmart, Inc. (Food & Staples Retailing)	51	4,577
Primis Financial Corp. (Banks)	52	809
Primo Water Corp. (Beverages)	337	5,571
Primoris Services Corp. (Construction & Engineering)	114	3,409
Priority Technology Holdings, Inc.* (IT Services)	22	135
Privia Health Group, Inc.* (Health Care Providers & Services)	41	1,702
ProAssurance Corp. (Insurance)	114	2,312
PROG Holdings, Inc.* (Consumer Finance)	142	6,215
Progress Software Corp. (Software)	94	4,285
Progyny, Inc.* (Health Care Providers & Services)	137	7,630
Prometheus Biosciences, Inc.* (Biotechnology)	25	524
ProPetro Holding Corp.* (Energy Equipment & Services)	182	1,374
PROS Holdings, Inc.* (Software)	86	3,734
ProSight Global, Inc.* (Insurance)	19	242
Protagonist Therapeutics, Inc.* (Biotechnology)	89	4,399
Prothena Corp. PLC* (Biotechnology)	73	3,657
Proto Labs, Inc.* (Machinery)	59	4,613
Provention Bio, Inc.* (Pharmaceuticals)	118	716
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	35	552
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	162	3,499
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	43	6,608
PTC Therapeutics, Inc.* (Biotechnology)	149	5,711
Pulmonx Corp.* (Health Care Equipment & Supplies)	55	2,181
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	31	636
Puma Biotechnology, Inc.* (Biotechnology)	67	504
Pure Cycle Corp.* (Water Utilities)	41	634
PureCycle Technologies, Inc.* (Chemicals)	70	1,037
Purple Innovation, Inc.* (Household Durables)	108	2,845
Pzena Investment Management, Inc. - Class A (Capital Markets)	36	412
Q2 Holdings, Inc.* (Software)	118	12,191
QAD, Inc. (Software)	25	2,169
QCR Holdings, Inc. (Banks)	33	1,620

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	146	$11,346
Quaker Chemical Corp. (Chemicals)	29	7,300
Qualys, Inc.* (Software)	73	7,414
Quanex Building Products Corp. (Building Products)	70	1,739
Quanterix Corp.* (Life Sciences Tools & Services)	67	3,561
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	119	738
QuinStreet, Inc.* (Interactive Media & Services)	106	1,944
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	190	2,063
Quotient, Ltd.* (Health Care Equipment & Supplies)	168	573
R. R. Donnelley & Sons Co.* (Commercial Services & Supplies)	151	924
R1 RCM, Inc.* (Health Care Providers & Services)	283	6,059
Rackspace Technology, Inc.* (IT Services)	114	2,024
Radian Group, Inc. (Thrifts & Mortgage Finance)	411	9,279
Radiant Logistics, Inc.* (Air Freight & Logistics)	83	516
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	94	1,441
Radius Health, Inc.* (Biotechnology)	100	1,513
RadNet, Inc.* (Health Care Providers & Services)	97	3,564
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	21	1,063
Rain Therapeutics, Inc.* (Biotechnology)	16	266
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	239	5,655
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	512	7,797
Ranpak Holdings Corp.* (Containers & Packaging)	74	1,896
Rapid7, Inc.* (Software)	118	13,423
RAPT Therapeutics, Inc.* (Biotechnology)	39	1,196
Raven Industries, Inc.* (Industrial Conglomerates)	77	4,485
Rayonier Advanced Materials, Inc.* (Chemicals)	131	913
RBB Bancorp (Banks)	31	742
RBC Bearings, Inc.* (Machinery)	55	12,925
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	19	1,192
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	123	1,860
Realogy Holdings Corp.* (Real Estate Management & Development)	247	4,377
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	59	7,393
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	45	1,366
Red River Bancshares, Inc. (Banks)	9	459
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	35	918
Red Rock Resorts, Inc.* - Class A (Hotels, Restaurants & Leisure)	133	5,240
Redfin Corp.* (Real Estate Management & Development)	218	12,767
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	241	2,861
REGENXBIO, Inc.* (Biotechnology)	85	2,747
Regional Management Corp. (Consumer Finance)	19	983
Regis Corp.* (Diversified Consumer Services)	49	391
Rekor Systems, Inc.* (Professional Services)	67	528
Relay Therapeutics, Inc.* (Biotechnology)	125	4,055
Reliant Bancorp, Inc. (Banks)	33	917
Relmada Therapeutics, Inc.* (Pharmaceuticals)	33	858
Renasant Corp. (Banks)	118	4,151
Reneo Pharmaceuticals, Inc.* (Biotechnology)	14	115
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	97	5,941
Rent-A-Center, Inc. (Specialty Retail)	141	8,068
Repay Holdings Corp.* (IT Services)	164	4,085
Replimune Group, Inc.* (Biotechnology)	59	1,931
Republic Bancorp, Inc. - Class A (Banks)	21	1,024
Republic First Bancorp, Inc.* (Banks)	96	354
Resideo Technologies, Inc.* (Building Products)	310	9,145
Resources Connection, Inc. (Professional Services)	68	1,053
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	249	4,400
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	460	5,801
Retail Value, Inc. (Equity Real Estate Investment Trusts)	37	904
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	37	435
REV Group, Inc. (Machinery)	61	922
Revance Therapeutics, Inc.* (Pharmaceuticals)	150	4,362
Revlon, Inc.* - Class A (Personal Products)	14	153
REVOLUTION Medicines, Inc.* (Biotechnology)	126	3,609
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	77	5,360
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	11	902
Rexnord Corp. (Machinery)	258	14,533
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	94	1,625
Ribbon Communications, Inc.* (Communications Equipment)	150	1,037
Rigel Pharmaceuticals, Inc.* (Biotechnology)	366	1,464
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	19	410
Rimini Street, Inc.* (Software)	94	817
Riot Blockchain, Inc.* (Software)	181	5,964
Rite Aid Corp.* (Food & Staples Retailing)	118	1,794
RLI Corp. (Insurance)	86	9,321

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	351	$5,037
Rocket Pharmaceuticals, Inc.* (Biotechnology)	86	3,081
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	15	816
Rogers Corp.* (Electronic Equipment, Instruments & Components)	39	7,433
Romeo Power, Inc.* (Electrical Equipment)	89	627
RPC, Inc.* (Energy Equipment & Services)	144	605
RPT Realty (Equity Real Estate Investment Trusts)	174	2,217
Rubius Therapeutics, Inc.* (Biotechnology)	97	2,085
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	90	4,229
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	15	658
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	113	1,113
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	70	1,398
Ryerson Holding Corp.* (Metals & Mining)	36	566
Ryman Hospitality Properties, Inc.* - Class I (Equity Real Estate Investment Trusts)	114	8,744
S&T Bancorp, Inc. (Banks)	82	2,415
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	462	8,589
Safe Bulkers, Inc.* (Marine)	117	391
Safehold, Inc. (Equity Real Estate Investment Trusts)	37	3,342
Safety Insurance Group, Inc. (Insurance)	31	2,375
Saia, Inc.* (Road & Rail)	59	13,334
Sailpoint Technologies Holding, Inc.* (Software)	193	9,648
Sally Beauty Holdings, Inc.* (Specialty Retail)	241	4,560
Sana Biotechnology, Inc.* (Biotechnology)	59	961
Sanderson Farms, Inc. (Food Products)	43	8,033
Sandy Spring Bancorp, Inc. (Banks)	100	4,159
Sangamo Therapeutics, Inc.* (Biotechnology)	252	2,414
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	137	5,264
Sapiens International Corp. N.V. (Software)	67	1,689
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	25	1,140
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	55	1,517
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	56	2,936
Scholar Rock Holding Corp.* (Biotechnology)	59	1,844
Scholastic Corp. (Media)	63	2,117
Schrodinger, Inc.* (Health Care Technology)	97	6,564
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	68	2,674
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	206	12,712
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	104	1,700
Sculptor Capital Management, Inc. (Capital Markets)	47	1,091
Seacoast Banking Corp. (Banks)	116	3,525
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	68	1,332
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	110	5,215
SecureWorks Corp.* - Class A (Software)	19	381
Seelos Therapeutics, Inc.* (Pharmaceuticals)	161	362
Seer, Inc.* (Life Sciences Tools & Services)	33	1,054
Select Energy Services, Inc.* (Energy Equipment & Services)	127	756
Select Medical Holdings Corp. (Health Care Providers & Services)	237	9,350
Selecta Biosciences, Inc.* (Biotechnology)	191	661
Selective Insurance Group, Inc. (Insurance)	126	10,250
Selectquote, Inc.* (Insurance)	287	5,109
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	137	8,482
Seneca Foods Corp.* - Class A (Food Products)	15	821
Sensei Biotherapeutics, Inc.* (Biotechnology)	16	126
Senseonics Holdings, Inc.*(a) (Health Care Equipment & Supplies)	890	2,732
Sensient Technologies Corp. (Chemicals)	90	7,846
Seres Therapeutics, Inc.* (Biotechnology)	148	1,051
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	78	1,238
Service Properties Trust (Equity Real Estate Investment Trusts)	352	3,918
ServisFirst Bancshares, Inc. (Banks)	108	7,677
Sesen Bio, Inc.* (Biotechnology)	366	1,365
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	224	1,539
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	81	8,144
Sharps Compliance Corp.* (Health Care Providers & Services)	30	299
Shattuck Labs, Inc.* (Biotechnology)	59	1,300
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	104	5,490
Shift Technologies, Inc.* (Specialty Retail)	133	1,124
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	70	12,740
Shoe Carnival, Inc. (Specialty Retail)	39	1,314
ShotSpotter, Inc.* (Software)	19	868
Shutterstock, Inc. (Internet & Direct Marketing Retail)	51	5,533
SI-BONE, Inc.* (Health Care Equipment & Supplies)	68	2,063
Sientra, Inc.* (Health Care Equipment & Supplies)	123	1,015
Sierra Bancorp (Banks)	31	748
SIGA Technologies, Inc.* (Pharmaceuticals)	104	662
Sigilon Therapeutics, Inc.* (Biotechnology)	15	76
Signet Jewelers, Ltd. (Specialty Retail)	110	7,077
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	94	14,004

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	73	$3,663
Silverback Therapeutics, Inc.* (Biotechnology)	27	818
Silvergate Capital Corp.* - Class A (Banks)	48	4,934
Simmons First National Corp. - Class A (Banks)	231	6,288
Simpson Manufacturing Co., Inc. (Building Products)	93	10,461
Simulations Plus, Inc. (Health Care Technology)	33	1,557
Sinclair Broadcast Group, Inc. - Class A (Media)	98	2,772
SiriusPoint, Ltd.* (Insurance)	190	1,862
SITE Centers Corp. (Equity Real Estate Investment Trusts)	372	5,900
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	27	3,662
SJW Corp. (Water Utilities)	59	4,067
Skyline Champion Corp.* (Household Durables)	112	6,317
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	16	276
SkyWest, Inc.* (Airlines)	108	4,373
Sleep Number Corp.* (Specialty Retail)	52	5,159
SM Energy Co. (Oil, Gas & Consumable Fuels)	251	4,694
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	31	1,452
SmartFinancial, Inc. (Banks)	31	755
Smith & Wesson Brands, Inc. (Leisure Products)	114	2,673
Smith Micro Software, Inc.* (Software)	94	532
SOC Telemed, Inc.* (Health Care Providers & Services)	87	399
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	66	574
Solid Biosciences, Inc.* (Biotechnology)	127	354
Soliton, Inc.* (Health Care Equipment & Supplies)	19	417
Sonic Automotive, Inc. - Class A (Specialty Retail)	47	2,564
Sonos, Inc.* (Household Durables)	258	8,612
Sorrento Therapeutics, Inc.*(a) (Biotechnology)	585	4,803
South Jersey Industries, Inc. (Gas Utilities)	219	5,512
South Plains Financial, Inc. (Banks)	23	529
South State Corp. (Banks)	152	10,464
Southern First Bancshares, Inc.* (Banks)	16	792
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	16	718
Southside Bancshares, Inc. (Banks)	67	2,415
Southwest Gas Holdings, Inc. (Gas Utilities)	125	8,742
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,453	6,844
SP Plus Corp.* (Commercial Services & Supplies)	51	1,672
Spark Energy, Inc. - Class A (Electric Utilities)	25	278
SpartanNash Co. (Food & Staples Retailing)	77	1,498
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	330	1,063
Spero Therapeutics, Inc.* (Biotechnology)	52	694
Spire, Inc. (Gas Utilities)	110	7,805
Spirit Airlines, Inc.* (Airlines)	211	5,693
Spirit of Texas Bancshares, Inc. (Banks)	27	629
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	93	1,643
SpringWorks Therapeutics, Inc.* (Biotechnology)	63	5,399
Sprout Social, Inc.* - Class A (Software)	94	8,351
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	254	6,243
Spruce Biosciences, Inc.* (Biotechnology)	18	166
SPS Commerce, Inc.* (Software)	77	8,389
SPX Corp.* (Machinery)	94	6,266
SPX FLOW, Inc. (Machinery)	89	7,311
SQZ Biotechnologies Co.* (Biotechnology)	48	581
STAAR Surgical Co.* (Health Care Equipment & Supplies)	100	12,791
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	344	14,214
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	37	12,089
Standard Motor Products, Inc. (Auto Components)	45	1,879
Standex International Corp. (Machinery)	25	2,300
Startek, Inc.* (IT Services)	35	246
State Auto Financial Corp. (Insurance)	37	1,850
Steelcase, Inc. - Class A (Commercial Services & Supplies)	189	2,599
Stem, Inc.* (Electrical Equipment)	134	3,633
Stepan Co. (Chemicals)	47	5,544
StepStone Group, Inc. - Class A (Capital Markets)	81	3,686
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	105	957
Sterling Construction Co., Inc.* (Construction & Engineering)	59	1,296
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	176	7,714
Stewart Information Services Corp. (Insurance)	59	3,482
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	126	6,794
Stock Yards Bancorp, Inc. (Banks)	45	2,144
Stoke Therapeutics, Inc.* (Biotechnology)	41	1,174
StoneMor, Inc.* (Diversified Consumer Services)	69	183
Stoneridge, Inc.* (Auto Components)	56	1,621
StoneX Group, Inc.* (Capital Markets)	36	2,323
Strategic Education, Inc. (Diversified Consumer Services)	52	4,123
Stride, Inc.* (Diversified Consumer Services)	86	2,637
Sturm Ruger & Co., Inc. (Leisure Products)	37	2,751
Summit Financial Group, Inc. (Banks)	25	581

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	222	$2,000
Summit Materials, Inc.* - Class A (Construction Materials)	253	8,501
Summit Therapeutics, Inc.* (Biotechnology)	47	345
Sumo Logic, Inc.* (Software)	176	3,634
Sun Country Airlines Holdings, Inc.* (Airlines)	37	1,202
SunCoke Energy, Inc. (Metals & Mining)	178	1,376
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	185	7,048
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	172	4,260
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts)	461	5,320
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	93	3,538
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	25	585
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	106	2,791
Surface Oncology, Inc.* (Biotechnology)	71	427
Surgery Partners, Inc.* (Health Care Providers & Services)	68	3,710
Surmodics, Inc.* (Health Care Equipment & Supplies)	29	1,598
Sutro BioPharma, Inc.* (Biotechnology)	93	1,584
Sykes Enterprises, Inc.* (IT Services)	82	4,400
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	74	11,242
Syndax Pharmaceuticals, Inc.* (Biotechnology)	97	1,414
Syros Pharmaceuticals, Inc.* (Biotechnology)	123	568
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	48	2,062
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	41	2,008
Talaris Therapeutics, Inc.* (Biotechnology)	19	262
Talis Biomedical Corp.* (Health Care Equipment & Supplies)	30	309
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	78	900
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	213	3,657
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	54	193
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	19	429
Tattooed Chef, Inc.* (Food Products)	100	1,972
Taylor Morrison Home Corp.* (Household Durables)	267	7,161
Taysha Gene Therapies, Inc.* (Biotechnology)	48	830
TCR2 Therapeutics, Inc.* (Biotechnology)	66	821
Team, Inc.* (Commercial Services & Supplies)	57	352
TechTarget, Inc.* (Media)	56	4,092
Teekay Corp.* (Oil, Gas & Consumable Fuels)	149	446
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	52	658
TEGNA, Inc. (Media)	474	8,399
Tejon Ranch Co.* (Real Estate Management & Development)	45	820
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	215	4,805
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	680	2,564
Telos Corp.* (Software)	37	1,037
Tenable Holdings, Inc.* (Software)	196	8,389
Tenet Healthcare Corp.* (Health Care Providers & Services)	227	16,309
Tennant Co. (Machinery)	39	3,086
Tenneco, Inc.* (Auto Components)	152	2,646
Terex Corp. (Machinery)	146	6,996
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	18	135
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	146	9,981
Tetra Tech, Inc. (Commercial Services & Supplies)	116	15,487
TETRA Technologies, Inc.* (Energy Equipment & Services)	262	810
Texas Capital Bancshares, Inc.* (Banks)	110	6,928
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	150	13,827
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	102	3,293
TG Therapeutics, Inc.* (Biotechnology)	275	9,622
The Andersons, Inc. (Food & Staples Retailing)	68	1,816
The Bancorp, Inc.* (Banks)	112	2,617
The Bank of Nt Butterfield & Son, Ltd. (Banks)	108	3,579
The Brink's Co. (Commercial Services & Supplies)	104	8,004
The Buckle, Inc. (Specialty Retail)	64	2,693
The Cato Corp. - Class A (Specialty Retail)	43	710
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	93	4,209
The Children's Place, Inc.* (Specialty Retail)	31	2,614
The Container Store Group, Inc.* (Specialty Retail)	68	715
The E.W. Scripps Co. - Class A (Media)	122	2,328
The Ensign Group, Inc. (Health Care Providers & Services)	112	9,528
The ExOne Co.* (Machinery)	36	598
The First Bancorp, Inc. (Banks)	21	610
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	252	1,744
The Goodyear Tire & Rubber Co.* (Auto Components)	592	9,301
The Greenbrier Cos., Inc. (Machinery)	70	2,996
The Hackett Group, Inc. (IT Services)	55	986
The Joint Corp.* (Health Care Providers & Services)	29	2,291
The Lovesac Co.* (Household Durables)	27	1,639

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
The Macerich Co. (Equity Real Estate Investment Trusts)	424	$6,911
The Manitowoc Co., Inc.* (Machinery)	73	1,690
The Marcus Corp.* (Entertainment)	48	771
The ODP Corp.* (Specialty Retail)	106	5,017
The Pennant Group, Inc.* (Health Care Providers & Services)	56	1,916
The RealReal, Inc.* (Internet & Direct Marketing Retail)	168	2,774
The RMR Group, Inc. - Class A (Real Estate Management & Development)	33	1,295
The Shyft Group, Inc. (Machinery)	73	2,879
The Simply Good Foods Co.* (Food Products)	184	6,895
The St Joe Co. (Real Estate Management & Development)	70	3,169
TherapeuticsMD, Inc.* (Pharmaceuticals)	774	774
Theravance Biopharma, Inc.* (Pharmaceuticals)	114	1,480
Thermon Group Holdings, Inc.* (Electrical Equipment)	70	1,166
Thryv Holdings, Inc.* (Media)	15	498
Tidewater, Inc.* (Energy Equipment & Services)	88	996
Tilly's, Inc. - Class A (Specialty Retail)	48	712
TimkenSteel Corp.* (Metals & Mining)	97	1,293
Tiptree, Inc. (Insurance)	48	461
Titan International, Inc.* (Machinery)	107	922
Titan Machinery, Inc.* (Trading Companies & Distributors)	41	1,170
Tivity Health, Inc.* (Health Care Providers & Services)	94	2,358
Tompkins Financial Corp. (Banks)	31	2,379
Tonix Pharmaceuticals Holding Corp.* (Biotechnology)	699	500
Tootsie Roll Industries, Inc. (Food Products)	35	1,204
TowneBank (Banks)	142	4,233
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	129	1,698
TPI Composites, Inc.* (Electrical Equipment)	77	3,014
Transcat, Inc.* (Trading Companies & Distributors)	15	958
Translate Bio, Inc.* (Biotechnology)	142	3,925
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	56	1,597
TravelCenters of America, Inc.* (Specialty Retail)	27	781
Travere Therapeutics, Inc.* (Biotechnology)	125	1,719
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	23	696
Trean Insurance Group, Inc.* (Insurance)	39	526
Tredegar Corp. (Chemicals)	56	732
TreeHouse Foods, Inc.* (Food Products)	110	4,884
Trevena, Inc.* (Biotechnology)	350	466
Tri Pointe Homes, Inc.* (Household Durables)	253	6,102
TriCo Bancshares (Banks)	59	2,326
Trillium Therapeutics, Inc.* (Biotechnology)	208	1,358
TriMas Corp.* (Machinery)	93	3,043
TriNet Group, Inc.* (Professional Services)	86	7,136
Trinity Industries, Inc. (Machinery)	188	5,097
Trinseo SA (Chemicals)	85	4,621
Triple-S Management Corp.* (Health Care Providers & Services)	48	1,168
TriState Capital Holdings, Inc.* (Banks)	63	1,280
Triton International, Ltd. (Trading Companies & Distributors)	142	7,496
Triumph Bancorp, Inc.* (Banks)	51	3,910
Triumph Group, Inc.* (Aerospace & Defense)	110	2,096
Tronox Holdings PLC - Class A (Chemicals)	245	4,515
TrueBlue, Inc.* (Professional Services)	74	2,012
TrueCar, Inc.* (Interactive Media & Services)	211	1,110
Trupanion, Inc.* (Insurance)	82	9,432
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	41	1,379
Trustmark Corp. (Banks)	137	4,113
TTEC Holdings, Inc. (IT Services)	39	4,076
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	229	3,204
Tucows, Inc.* (IT Services)	19	1,477
Tupperware Brands Corp.* (Household Durables)	106	2,214
Turning Point Brands, Inc. (Tobacco)	31	1,644
Turning Point Therapeutics, Inc.* (Biotechnology)	98	6,254
Turtle Beach Corp.* (Household Durables)	33	1,020
Tutor Perini Corp.* (Construction & Engineering)	86	1,210
Twist Bioscience Corp.* (Biotechnology)	102	12,550
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	672	4,308
U.S. Cellular Corp.* (Wireless Telecommunication Services)	33	1,200
U.S. Concrete, Inc.* (Construction Materials)	35	2,548
U.S. Ecology, Inc.* (Commercial Services & Supplies)	68	2,380
U.S. Lime & Minerals, Inc. (Construction Materials)	4	556
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	27	3,190
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	158	1,596
UFP Industries, Inc. (Building Products)	129	9,580
UFP Technologies, Inc.* (Containers & Packaging)	15	897
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	93	5,023
UMB Financial Corp. (Banks)	93	8,705
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	86	2,002
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	29	684
UniFirst Corp. (Commercial Services & Supplies)	33	7,186
Unisys Corp.* (IT Services)	141	3,151
United Bankshares, Inc. (Banks)	267	9,222
United Community Banks, Inc. (Banks)	188	5,416

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
United Fire Group, Inc. (Insurance)	45	$1,121
United Insurance Holdings Corp. (Insurance)	42	184
United Natural Foods, Inc.* (Food & Staples Retailing)	120	3,974
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	416	4,871
Unitil Corp. (Multi-Utilities)	33	1,746
Universal Corp. (Tobacco)	52	2,712
Universal Electronics, Inc.* (Household Durables)	29	1,355
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	27	1,613
Universal Insurance Holdings, Inc. (Insurance)	59	835
Universal Logistics Holdings, Inc. (Road & Rail)	16	369
Univest Financial Corp. (Banks)	63	1,724
Upland Software, Inc.* (Software)	61	2,196
Upwork, Inc.* (Professional Services)	251	13,000
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	455	987
Urban Edge Properties (Equity Real Estate Investment Trusts)	249	4,731
Urban Outfitters, Inc.* (Specialty Retail)	146	5,428
Ur-Energy, Inc.*(a) (Oil, Gas & Consumable Fuels)	389	440
UroGen Pharma, Ltd.* (Biotechnology)	41	636
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	64	1,220
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	57	498
USANA Health Sciences, Inc.* (Personal Products)	27	2,572
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	7	626
Utz Brands, Inc. (Food Products)	126	2,853
Valhi, Inc. (Chemicals)	7	172
Valley National Bancorp (Banks)	859	11,073
Value Line, Inc. (Capital Markets)	3	96
Vanda Pharmaceuticals, Inc.* (Biotechnology)	118	1,925
Vapotherm, Inc.* (Health Care Equipment & Supplies)	48	1,241
Varex Imaging Corp.* (Health Care Equipment & Supplies)	82	2,239
Varonis Systems, Inc.* (Software)	227	13,891
Vaxart, Inc.* (Biotechnology)	255	1,833
Vaxcyte, Inc.* (Pharmaceuticals)	86	1,864
VBI Vaccines, Inc.* (Biotechnology)	398	1,186
Vector Group, Ltd. (Tobacco)	309	4,128
Vectrus, Inc.* (Aerospace & Defense)	25	1,132
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	108	2,506
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	17	215
Velodyne Lidar, Inc.*(a) (Electronic Equipment, Instruments & Components)	151	1,210
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	56	617
Veracyte, Inc.* (Biotechnology)	145	6,461
Verastem, Inc.* (Biotechnology)	367	1,185
Vericel Corp.* (Biotechnology)	100	5,294
Verint Systems, Inc.* (Software)	137	5,846
Veritex Holdings, Inc. (Banks)	102	3,422
Veritiv Corp.* (Trading Companies & Distributors)	33	2,022
Veritone, Inc.* (Software)	61	1,261
Verra Mobility Corp.* - Class C (IT Services)	287	4,394
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	29	310
Verso Corp. - Class A (Paper & Forest Products)	64	1,217
Veru, Inc.* (Personal Products)	135	927
Viad Corp.* (Commercial Services & Supplies)	43	1,972
Viant Technology, Inc.* - Class A (Software)	23	398
Viavi Solutions, Inc.* (Communications Equipment)	489	8,160
Vicor Corp.* (Electrical Equipment)	45	5,202
Viemed Healthcare, Inc.* (Health Care Providers & Services)	74	515
View, Inc.* (Building Products)	182	1,108
ViewRay, Inc.* (Health Care Equipment & Supplies)	292	1,939
Viking Therapeutics, Inc.* (Biotechnology)	147	904
Village Super Market, Inc. - Class A (Food & Staples Retailing)	19	428
Vincerx Pharma, Inc.* (Biotechnology)	11	146
Vine Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	45	630
Vir Biotechnology, Inc.* (Biotechnology)	129	4,599
Viracta Therapeutics, Inc.* (Biotechnology)	77	810
VirnetX Holding Corp.* (Software)	137	562
Virtus Investment Partners, Inc. (Capital Markets)	16	4,418
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	287	6,351
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	27	981
Vista Outdoor, Inc.* (Leisure Products)	125	5,049
VistaGen Therapeutics, Inc.* (Biotechnology)	411	1,093
Visteon Corp.* (Auto Components)	59	6,729
Vital Farms, Inc.* (Food Products)	52	905
Vivint Smart Home, Inc.* (Diversified Consumer Services)	197	2,417
Vocera Communications, Inc.* (Health Care Technology)	73	3,063
Vonage Holdings Corp.* (Diversified Telecommunication Services)	519	7,401
Vor BioPharma, Inc.* (Biotechnology)	25	313
VOXX International Corp.* (Auto Components)	33	377
VSE Corp. (Commercial Services & Supplies)	23	1,151
Vuzix Corp.* (Household Durables)	125	1,850
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	200	810
Wabash National Corp. (Machinery)	110	1,610

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	63	$6,519
Warrior Met Coal, Inc. (Metals & Mining)	110	2,054
Washington Federal, Inc. (Thrifts & Mortgage Finance)	154	4,970
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	181	4,396
Washington Trust Bancorp, Inc. (Banks)	37	1,804
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	47	927
Watts Water Technologies, Inc. - Class A (Machinery)	59	8,895
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	80	441
WD-40 Co. (Household Products)	29	7,047
Weis Markets, Inc. (Food & Staples Retailing)	36	1,895
Welbilt, Inc.* (Machinery)	281	6,601
Werewolf Therapeutics, Inc.* (Biotechnology)	16	279
Werner Enterprises, Inc. (Road & Rail)	134	6,125
WesBanco, Inc. (Banks)	138	4,455
WESCO International, Inc.* (Trading Companies & Distributors)	95	10,114
West Bancorp, Inc. (Banks)	35	1,032
Westamerica Bancorp (Banks)	56	3,111
Whitestone REIT (Equity Real Estate Investment Trusts)	85	752
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	85	3,987
Whole Earth Brands, Inc.* (Food Products)	81	1,042
WideOpenWest, Inc.* (Media)	112	2,491
Willdan Group, Inc.* (Professional Services)	23	949
Willis Lease Finance Corp.* (Trading Companies & Distributors)	7	291
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	400	11,484
Wingstop, Inc. (Hotels, Restaurants & Leisure)	64	10,964
Winmark Corp. (Specialty Retail)	7	1,476
Winnebago Industries, Inc. (Automobiles)	70	5,031
WisdomTree Investments, Inc. (Capital Markets)	296	1,829
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	174	5,836
Workhorse Group, Inc.*(a) (Auto Components)	265	3,058
Workiva, Inc.* (Software)	89	11,550
World Acceptance Corp.* (Consumer Finance)	9	1,706
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	134	4,618
Worthington Industries, Inc. (Metals & Mining)	73	4,670
WSFS Financial Corp. (Thrifts & Mortgage Finance)	100	4,378
WW International, Inc.* (Diversified Consumer Services)	112	3,443
XBiotech, Inc. (Biotechnology)	33	535
Xencor, Inc.* (Biotechnology)	122	3,755
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	245	4,332
XL Fleet Corp.* (Auto Components)	82	572
XOMA Corp.* (Biotechnology)	12	389
XPEL, Inc.* (Auto Components)	39	3,611
Xperi Holding Corp. (Software)	226	4,694
Yellow Corp.* (Road & Rail)	107	556
Yelp, Inc.* (Interactive Media & Services)	156	5,834
Yext, Inc.* (Software)	238	3,101
Y-mAbs Therapeutics, Inc.* (Biotechnology)	74	2,449
York Water Co. (Water Utilities)	29	1,400
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	70	3,725
ZIOPHARM Oncology, Inc.* (Biotechnology)	450	1,022
Zix Corp.* (Software)	114	845
Zogenix, Inc.* (Pharmaceuticals)	120	1,945
Zumiez, Inc.* (Specialty Retail)	47	2,052
Zuora, Inc.* - Class A (Software)	226	3,908
Zymergen, Inc.* (Chemicals)	39	1,357
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	41	569
TOTAL COMMON STOCKS
(Cost $5,072,657)		6,235,084

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST
(Cost $–)		–

	Shares	Value
Contingent Escrow Shares (0.0%)
Wright Medical Group, Inc.*+(b) (Health Care Equipment & Supplies)	111	$–
TOTAL CONTINGENT ESCROW SHARES
(Cost $–)		–

	Principal Amount	Value
Repurchase Agreements(c)(d) (35.7%)
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $3,537,000	$3,537,000	$3,537,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,537,000)		3,537,000

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

	Shares	Value
Collateral for Securities Loaned(e) (0.2%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(f)	15,194	$15,194
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $15,194)		15,194
TOTAL INVESTMENT SECURITIES
(Cost $8,624,851) - 98.8%		9,787,278
Net other assets (liabilities) - 1.2%		120,952

NET ASSETS - 100.0%		$9,908,230

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2021, these securities represented 0.00% of the net assets of the Fund.
(a)	All or part of this security was on loan as of July 31, 2021. The total value of securities on loan as of July 31, 2021 was $14,187.
(b)

On November 12, 2020, Stryker Corp. acquired Wright MedicalGroup. As part of the acquisition, $1.85 per acquired share was allocated 1:1 to Escrow Shares, contingent on whether the $1.85 per share is determined to be payable as a withholding of taxes due to the Dutch Government; otherwise, the value of the Escrow Shares will be remitted to preacquisition shareholders of Wright Medical Group.

(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $651,000.
(e)	Securities were purchased with cash collateral held from securities on loan at July 31, 2021.

(f)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2021.

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	1	9/20/21	$111,080	$(5,852)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Russell 2000 Index	Goldman Sachs International	8/27/21	0 .34%	$2,600,260	$42,869
Russell 2000 Index	UBS AG	8/27/21	0 .09%	959,514	13,033
				$3,559,774	$55,902

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2021

Small-Cap ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$44,145	0.4%
Air Freight & Logistics	19,333	0.2%
Airlines	21,454	0.2%
Auto Components	86,156	0.9%
Automobiles	14,380	0.1%
Banks	476,080	4.8%
Beverages	22,271	0.2%
Biotechnology	591,051	6.1%
Building Products	74,991	0.8%
Capital Markets	98,471	1.0%
Chemicals	117,115	1.2%
Commercial Services & Supplies	114,107	1.2%
Communications Equipment	50,851	0.5%
Construction & Engineering	84,426	0.9%
Construction Materials	13,091	0.1%
Consumer Finance	48,665	0.5%
Containers & Packaging	14,893	0.1%
Distributors	5,404	0.1%
Diversified Consumer Services	38,454	0.4%
Diversified Financial Services	9,674	0.1%
Diversified Telecommunication Services	44,603	0.4%
Electric Utilities	36,994	0.4%
Electrical Equipment	60,464	0.6%
Electronic Equipment, Instruments & Components	137,530	1.4%
Energy Equipment & Services	50,332	0.5%
Entertainment	53,143	0.5%
Equity Real Estate Investment Trusts	399,636	4.0%
Food & Staples Retailing	54,646	0.6%
Food Products	63,591	0.6%
Gas Utilities	51,460	0.5%
Health Care Equipment & Supplies	227,005	2.3%
Health Care Providers & Services	193,499	2.0%
Health Care Technology	89,134	0.9%
Hotels, Restaurants & Leisure	138,252	1.4%
Household Durables	121,590	1.2%
Household Products	18,433	0.2%
Independent Power and Renewable Electricity Producers	20,855	0.2%
Industrial Conglomerates	4,485	NM
Insurance	122,881	1.2%
Interactive Media & Services	22,643	0.2%
Internet & Direct Marketing Retail	58,150	0.6%
IT Services	118,666	1.2%
Leisure Products	40,508	0.4%
Life Sciences Tools & Services	63,107	0.6%
Machinery	249,805	2.5%
Marine	9,684	0.1%
Media	72,676	0.7%
Metals & Mining	83,084	0.8%
Mortgage Real Estate Investment Trusts	79,608	0.8%
Multiline Retail	18,453	0.2%
Multi-Utilities	24,215	0.2%
Oil, Gas & Consumable Fuels	196,116	2.0%
Paper & Forest Products	18,458	0.2%
Personal Products	32,734	0.3%
Pharmaceuticals	103,289	1.0%
Professional Services	85,490	0.9%
Real Estate Management & Development	55,696	0.6%
Road & Rail	38,400	0.4%
Semiconductors & Semiconductor Equipment	180,742	1.8%
Software	385,710	3.9%
Specialty Retail	159,918	1.6%
Technology Hardware, Storage & Peripherals	18,329	0.2%
Textiles, Apparel & Luxury Goods	49,762	0.5%
Thrifts & Mortgage Finance	104,350	1.1%
Tobacco	9,524	0.1%
Trading Companies & Distributors	77,851	0.8%
Transportation Infrastructure	6,320	0.1%
Water Utilities	25,449	0.3%
Wireless Telecommunication Services	$12,802	0.1%
Other **	3,673,146	37.1%
Total	$9,908,230	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (76.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,562	$309,182
A.O. Smith Corp. (Building Products)	362	25,459
Abbott Laboratories (Health Care Equipment & Supplies)	4,789	579,373
AbbVie, Inc. (Biotechnology)	4,761	553,705
ABIOMED, Inc.* (Health Care Equipment & Supplies)	122	39,911
Accenture PLC - Class A (IT Services)	1,713	544,186
Activision Blizzard, Inc. (Entertainment)	2,094	175,100
Adobe, Inc.* (Software)	1,288	800,659
Advance Auto Parts, Inc. (Specialty Retail)	176	37,323
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,275	347,772
Aflac, Inc. (Insurance)	1,704	93,720
Agilent Technologies, Inc. (Life Sciences Tools & Services)	818	125,342
Air Products & Chemicals, Inc. (Chemicals)	597	173,745
Akamai Technologies, Inc.* (IT Services)	439	52,645
Alaska Air Group, Inc.* (Airlines)	336	19,498
Albemarle Corp. (Chemicals)	315	64,903
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	370	74,496
Align Technology, Inc.* (Health Care Equipment & Supplies)	194	134,985
Allegion PLC (Building Products)	243	33,194
Alliant Energy Corp. (Electric Utilities)	674	39,449
Alphabet, Inc.* - Class A (Interactive Media & Services)	811	2,185,264
Alphabet, Inc.* - Class C (Interactive Media & Services)	767	2,074,290
Altria Group, Inc. (Tobacco)	4,988	239,624
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,155	3,843,367
Amcor PLC (Containers & Packaging)	4,154	48,020
Ameren Corp. (Multi-Utilities)	689	57,821
American Airlines Group, Inc.* (Airlines)	1,729	35,237
American Electric Power Co., Inc. (Electric Utilities)	1,347	118,698
American Express Co. (Consumer Finance)	1,754	299,109
American International Group, Inc. (Insurance)	2,313	109,521
American Tower Corp. (Equity Real Estate Investment Trusts)	1,226	346,712
American Water Works Co., Inc. (Water Utilities)	489	83,184
Ameriprise Financial, Inc. (Capital Markets)	312	80,359
AmerisourceBergen Corp. (Health Care Providers & Services)	399	48,746
AMETEK, Inc. (Electrical Equipment)	622	86,489
Amgen, Inc. (Biotechnology)	1,549	374,145
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,611	116,781
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	994	166,415
ANSYS, Inc.* (Software)	235	86,588
Anthem, Inc. (Health Care Providers & Services)	660	253,447
Aon PLC (Insurance)	608	158,098
APA Corp. (Oil, Gas & Consumable Fuels)	1,019	19,106
Apple, Inc. (Technology Hardware, Storage & Peripherals)	42,279	6,166,815
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,473	346,047
Aptiv PLC* (Auto Components)	729	121,634
Archer-Daniels-Midland Co. (Food Products)	1,506	89,938
Arista Networks, Inc.* (Communications Equipment)	148	56,298
Arthur J. Gallagher & Co. (Insurance)	552	76,899
Assurant, Inc. (Insurance)	163	25,723
AT&T, Inc. (Diversified Telecommunication Services)	19,251	539,991
Atmos Energy Corp. (Gas Utilities)	352	34,704
Autodesk, Inc.* (Software)	593	190,430
Automatic Data Processing, Inc. (IT Services)	1,147	240,446
AutoZone, Inc.* (Specialty Retail)	58	94,167
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	376	85,664
Avery Dennison Corp. (Containers & Packaging)	224	47,192
Baker Hughes Co. - Class A (Energy Equipment & Services)	1,961	41,652
Ball Corp. (Containers & Packaging)	885	71,578
Bank of America Corp. (Banks)	20,325	779,667
Baxter International, Inc. (Health Care Equipment & Supplies)	1,355	104,809
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	784	200,508
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	5,108	1,421,505
Best Buy Co., Inc. (Specialty Retail)	601	67,522
Biogen, Inc.* (Biotechnology)	406	132,652
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	58	42,892
BlackRock, Inc. - Class A (Capital Markets)	382	331,259
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	111	241,787
BorgWarner, Inc. (Auto Components)	646	31,641
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	383	44,957
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,830	174,648
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,022	408,713
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,100	533,940
Broadridge Financial Solutions, Inc. (IT Services)	313	54,302
Brown-Forman Corp. - Class B (Beverages)	492	34,893
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	358	31,923
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,077	17,232
Cadence Design Systems, Inc.* (Software)	750	110,738

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	562	$49,096
Campbell Soup Co. (Food Products)	547	23,915
Capital One Financial Corp. (Consumer Finance)	1,217	196,789
Cardinal Health, Inc. (Health Care Providers & Services)	782	46,435
CarMax, Inc.* (Specialty Retail)	440	58,938
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	2,152	46,591
Carrier Global Corp. (Building Products)	2,202	121,661
Catalent, Inc.* (Pharmaceuticals)	459	54,993
Caterpillar, Inc. (Machinery)	1,477	305,370
Cboe Global Markets, Inc. (Capital Markets)	288	34,119
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	905	87,296
CDW Corp. (Electronic Equipment, Instruments & Components)	378	69,306
Celanese Corp. (Chemicals)	304	47,354
Centene Corp.* (Health Care Providers & Services)	1,571	107,786
CenterPoint Energy, Inc. (Multi-Utilities)	1,565	39,845
Cerner Corp. (Health Care Technology)	812	65,277
CF Industries Holdings, Inc. (Chemicals)	578	27,311
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	135	54,934
Charter Communications, Inc.* - Class A (Media)	371	276,043
Chevron Corp. (Oil, Gas & Consumable Fuels)	5,209	530,328
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	76	141,621
Chubb, Ltd. (Insurance)	1,212	204,512
Church & Dwight Co., Inc. (Household Products)	661	57,229
Cigna Corp. (Health Care Providers & Services)	925	212,278
Cincinnati Financial Corp. (Insurance)	404	47,624
Cintas Corp. (Commercial Services & Supplies)	238	93,815
Cisco Systems, Inc. (Communications Equipment)	11,358	628,892
Citigroup, Inc. (Banks)	5,571	376,711
Citizens Financial Group, Inc. (Banks)	1,148	48,400
Citrix Systems, Inc. (Software)	335	33,751
CME Group, Inc. (Capital Markets)	968	205,342
CMS Energy Corp. (Multi-Utilities)	780	48,196
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,422	104,560
Colgate-Palmolive Co. (Household Products)	2,280	181,260
Comcast Corp. - Class A (Media)	12,357	726,961
Comerica, Inc. (Banks)	376	25,816
Conagra Brands, Inc. (Food Products)	1,294	43,336
ConocoPhillips (Oil, Gas & Consumable Fuels)	3,637	203,890
Consolidated Edison, Inc. (Multi-Utilities)	924	68,163
Constellation Brands, Inc. - Class A (Beverages)	456	102,299
Copart, Inc.* (Commercial Services & Supplies)	561	82,467
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,088	87,404
Corteva, Inc. (Chemicals)	1,986	84,961
Costco Wholesale Corp. (Food & Staples Retailing)	1,191	511,797
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,165	224,950
CSX Corp. (Road & Rail)	6,126	197,992
Cummins, Inc. (Machinery)	394	91,447
CVS Health Corp. (Health Care Providers & Services)	3,548	292,213
D.R. Horton, Inc. (Household Durables)	884	84,361
Danaher Corp. (Health Care Equipment & Supplies)	1,711	509,005
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	353	51,496
DaVita, Inc.* (Health Care Providers & Services)	189	22,727
Deere & Co. (Machinery)	841	304,097
Delta Air Lines, Inc.* (Airlines)	1,724	68,788
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	588	38,832
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,606	41,499
DexCom, Inc.* (Health Care Equipment & Supplies)	261	134,548
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	488	37,639
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	759	117,007
Discover Financial Services (Consumer Finance)	821	102,067
Discovery, Inc.*(a) (Media)	455	13,200
Discovery, Inc.* - Class C (Media)	809	21,932
DISH Network Corp.* - Class A (Media)	670	28,066
Dollar General Corp. (Multiline Retail)	637	148,192
Dollar Tree, Inc.* (Multiline Retail)	625	62,369
Dominion Energy, Inc. (Multi-Utilities)	2,174	162,768
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	105	55,176
Dover Corp. (Machinery)	388	64,843
Dow, Inc. (Chemicals)	2,014	125,190
DTE Energy Co. (Multi-Utilities)	522	61,241
Duke Energy Corp. (Electric Utilities)	2,074	217,998
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,011	51,440
DuPont de Nemours, Inc. (Chemicals)	1,434	107,622
DXC Technology Co.* (IT Services)	687	27,466
Eastman Chemical Co. (Chemicals)	368	41,481
Eaton Corp. PLC (Electrical Equipment)	1,074	169,746
eBay, Inc. (Internet & Direct Marketing Retail)	1,744	118,958
Ecolab, Inc. (Chemicals)	670	147,956
Edison International (Electric Utilities)	1,023	55,754
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,675	188,052

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares		Value
Electronic Arts, Inc. (Entertainment)	771		$110,993
Eli Lilly & Co. (Pharmaceuticals)	2,145		522,308
Emerson Electric Co. (Electrical Equipment)	1,616		163,038
Enphase Energy, Inc.* (Electrical Equipment)	366		69,394
Entergy Corp. (Electric Utilities)	541		55,680
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,573		114,609
Equifax, Inc. (Professional Services)	328		85,477
Equinix, Inc. (Equity Real Estate Investment Trusts)	241		197,719
Equity Residential (Equity Real Estate Investment Trusts)	927		77,989
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	175		57,418
Etsy, Inc.* (Internet & Direct Marketing Retail)	343		62,944
Everest Re Group, Ltd. (Insurance)	108		27,306
Evergy, Inc. (Electric Utilities)	618		40,306
Eversource Energy (Electric Utilities)	926		79,886
Exelon Corp. (Electric Utilities)	2,634		123,271
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	381		61,291
Expeditors International of Washington, Inc. (Air Freight & Logistics)	455		58,354
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	360		62,690
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	11,411		656,932
F5 Networks, Inc.* (Communications Equipment)	161		33,248
Facebook, Inc.* - Class A (Interactive Media & Services)	6,457		2,300,629
Fastenal Co. (Trading Companies & Distributors)	1,548		84,785
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	191		22,448
FedEx Corp. (Air Freight & Logistics)	658		184,207
Fidelity National Information Services, Inc. (IT Services)	1,671		249,063
Fifth Third Bancorp (Banks)	1,897		68,842
First Horizon Corp. (Banks)	–	†	4
First Republic Bank (Banks)	474		92,439
FirstEnergy Corp. (Electric Utilities)	1,466		56,177
Fiserv, Inc.* (IT Services)	1,605		184,752
FleetCor Technologies, Inc.* (IT Services)	225		58,100
FMC Corp. (Chemicals)	347		37,112
Ford Motor Co.* (Automobiles)	10,568		147,424
Fortinet, Inc.* (Software)	365		99,368
Fortive Corp. (Machinery)	912		66,266
Fortune Brands Home & Security, Inc. (Building Products)	373		36,356
Fox Corp. - Class A (Media)	881		31,416
Fox Corp. - Class B (Media)	410		13,628
Franklin Resources, Inc. (Capital Markets)	734		21,690
Freeport-McMoRan, Inc. (Metals & Mining)	3,949		150,457
Garmin, Ltd. (Household Durables)	404		63,509
Gartner, Inc.* (IT Services)	232		61,417
Generac Holdings, Inc.* (Electrical Equipment)	170		71,291
General Dynamics Corp. (Aerospace & Defense)	617		120,951
General Electric Co. (Industrial Conglomerates)	23,661		306,410
General Mills, Inc. (Food Products)	1,644		96,766
General Motors Co.* (Automobiles)	3,440		195,530
Genuine Parts Co. (Distributors)	390		49,499
Gilead Sciences, Inc. (Biotechnology)	3,380		230,820
Global Payments, Inc. (IT Services)	796		153,954
Globe Life, Inc. (Insurance)	256		23,836
Halliburton Co. (Energy Equipment & Services)	2,397		49,570
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	941		17,183
Hartford Financial Services Group, Inc. (Insurance)	963		61,266
Hasbro, Inc. (Leisure Products)	345		34,307
HCA Healthcare, Inc. (Health Care Providers & Services)	708		175,726
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	1,453		53,717
Henry Schein, Inc.* (Health Care Providers & Services)	379		30,377
Hess Corp. (Oil, Gas & Consumable Fuels)	740		56,566
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,520		51,040
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	750		98,588
Hologic, Inc.* (Health Care Equipment & Supplies)	690		51,778
Honeywell International, Inc. (Industrial Conglomerates)	1,872		437,655
Hormel Foods Corp. (Food Products)	760		35,249
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	1,903		30,315
Howmet Aerospace, Inc.* (Aerospace & Defense)	1,054		34,592
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,238		93,481
Humana, Inc. (Health Care Providers & Services)	348		148,199
Huntington Bancshares, Inc. (Banks)	3,972		55,926
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	108		22,154
IDEX Corp. (Machinery)	205		46,471
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	230		156,062
IHS Markit, Ltd. (Professional Services)	1,010		118,007
Illinois Tool Works, Inc. (Machinery)	775		175,669
Illumina, Inc.* (Life Sciences Tools & Services)	394		195,326
Incyte Corp.* (Biotechnology)	504		38,984
Ingersoll Rand, Inc.* (Machinery)	1,006		49,163
Intel Corp. (Semiconductors & Semiconductor Equipment)	10,884		584,689
Intercontinental Exchange, Inc. (Capital Markets)	1,517		181,782

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
International Business Machines Corp. (IT Services)	2,408	$339,432
International Flavors & Fragrances, Inc. (Chemicals)	671	101,079
International Paper Co. (Containers & Packaging)	1,056	60,995
Intuit, Inc. (Software)	737	390,588
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	319	316,276
Invesco, Ltd. (Capital Markets)	1,020	24,868
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	97	21,162
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	517	128,061
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	778	34,045
J.B. Hunt Transport Services, Inc. (Road & Rail)	225	37,901
Jack Henry & Associates, Inc. (IT Services)	200	34,818
Jacobs Engineering Group, Inc. (Construction & Engineering)	351	47,473
Johnson & Johnson (Pharmaceuticals)	7,098	1,222,275
Johnson Controls International PLC (Building Products)	1,932	137,984
JPMorgan Chase & Co. (Banks)	8,159	1,238,374
Juniper Networks, Inc. (Communications Equipment)	883	24,848
Kansas City Southern (Road & Rail)	245	65,611
Kellogg Co. (Food Products)	679	43,021
KeyCorp (Banks)	2,616	51,431
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	497	81,781
Kimberly-Clark Corp. (Household Products)	910	123,505
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,168	24,913
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	5,249	91,228
KLA Corp. (Semiconductors & Semiconductor Equipment)	413	143,790
L Brands, Inc. (Specialty Retail)	632	50,604
L3Harris Technologies, Inc. (Aerospace & Defense)	552	125,160
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	263	77,887
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	384	244,765
Lamb Weston Holding, Inc. (Food Products)	394	26,307
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	885	37,480
Leggett & Platt, Inc. (Household Durables)	359	17,243
Leidos Holdings, Inc. (IT Services)	358	38,098
Lennar Corp. - Class A (Household Durables)	743	78,126
Lincoln National Corp. (Insurance)	482	29,701
Linde PLC (Chemicals)	1,402	430,961
Live Nation Entertainment, Inc.* (Entertainment)	389	30,688
LKQ Corp.* (Distributors)	749	38,012
Lockheed Martin Corp. (Aerospace & Defense)	659	244,931
Loews Corp. (Insurance)	603	32,339
Lowe's Cos., Inc. (Specialty Retail)	1,905	367,075
Lumen Technologies, Inc. (Diversified Telecommunication Services)	2,681	33,432
LyondellBasell Industries N.V. - Class A (Chemicals)	694	68,935
M&T Bank Corp. (Banks)	347	46,446
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	2,124	24,617
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,759	97,132
MarketAxess Holdings, Inc. (Capital Markets)	102	48,467
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	721	105,180
Marsh & McLennan Cos., Inc. (Insurance)	1,371	201,839
Martin Marietta Materials, Inc. (Construction Materials)	168	61,034
Masco Corp. (Building Products)	684	40,842
Mastercard, Inc. - Class A (IT Services)	2,358	910,047
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	723	72,235
McCormick & Co., Inc. (Food Products)	671	56,478
McDonald's Corp. (Hotels, Restaurants & Leisure)	2,011	488,090
McKesson Corp. (Health Care Providers & Services)	426	86,832
Medtronic PLC (Health Care Equipment & Supplies)	3,626	476,130
Merck & Co., Inc. (Pharmaceuticals)	6,825	524,638
MetLife, Inc. (Insurance)	2,006	115,746
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	63	92,844
MGM Resorts International (Hotels, Restaurants & Leisure)	1,097	41,170
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	737	105,479
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,023	234,524
Microsoft Corp. (Software)	20,300	5,783,674
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	309	59,668
Moderna, Inc.* (Biotechnology)	821	290,306
Mohawk Industries, Inc.* (Household Durables)	158	30,794
Molson Coors Beverage Co.* - Class B (Beverages)	508	24,836
Mondelez International, Inc. - Class A (Food Products)	3,787	239,567
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	116	52,114
Monster Beverage Corp.* (Beverages)	997	94,037
Moody's Corp. (Capital Markets)	434	163,184

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Morgan Stanley (Capital Markets)	4,010	$384,880
Motorola Solutions, Inc. (Communications Equipment)	458	102,555
MSCI, Inc. - Class A (Capital Markets)	222	132,303
Nasdaq, Inc. (Capital Markets)	310	57,886
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	600	47,754
Netflix, Inc.* (Entertainment)	1,195	618,496
Newell Brands, Inc. (Household Durables)	1,020	25,245
Newmont Corp. (Metals & Mining)	2,159	135,628
News Corp. - Class A (Media)	1,055	25,985
News Corp. - Class B (Media)	328	7,711
NextEra Energy, Inc. (Electric Utilities)	5,287	411,856
Nielsen Holdings PLC (Professional Services)	966	22,885
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	3,437	575,731
NiSource, Inc. (Multi-Utilities)	1,057	26,182
Norfolk Southern Corp. (Road & Rail)	675	174,035
Northern Trust Corp. (Capital Markets)	561	63,309
Northrop Grumman Corp. (Aerospace & Defense)	403	146,297
NortonLifelock, Inc. (Software)	1,563	38,794
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	997	23,958
NOV, Inc.* (Energy Equipment & Services)	1,053	14,542
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	660	27,218
Nucor Corp. (Metals & Mining)	807	83,944
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	6,716	1,309,554
NVR, Inc.* (Household Durables)	9	47,003
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	743	153,348
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,264	59,090
Old Dominion Freight Line, Inc. (Road & Rail)	256	68,902
Omnicom Group, Inc. (Media)	580	42,236
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,201	62,416
Oracle Corp. (Software)	4,896	426,637
O'Reilly Automotive, Inc.* (Specialty Retail)	188	113,522
Organon & Co.* (Pharmaceuticals)	682	19,785
Otis Worldwide Corp. (Machinery)	1,087	97,341
PACCAR, Inc. (Machinery)	936	77,679
Packaging Corp. of America (Containers & Packaging)	256	36,224
Parker-Hannifin Corp. (Machinery)	348	108,586
Paychex, Inc. (IT Services)	864	98,340
Paycom Software, Inc.* (Software)	132	52,800
PayPal Holdings, Inc.* (IT Services)	3,166	872,328
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	400	27,352
Pentair PLC (Machinery)	448	33,004
People's United Financial, Inc. (Banks)	1,153	18,102
PepsiCo, Inc. (Beverages)	3,724	584,481
PerkinElmer, Inc. (Life Sciences Tools & Services)	302	55,033
Perrigo Co. PLC (Pharmaceuticals)	360	17,291
Pfizer, Inc. (Pharmaceuticals)	15,087	645,874
Philip Morris International, Inc. (Tobacco)	4,201	420,478
Phillips 66 (Oil, Gas & Consumable Fuels)	1,180	86,647
Pinnacle West Capital Corp. (Electric Utilities)	304	25,399
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	625	90,856
Pool Corp. (Distributors)	108	51,604
PPG Industries, Inc. (Chemicals)	639	104,489
PPL Corp. (Electric Utilities)	2,074	58,839
Principal Financial Group, Inc. (Insurance)	682	42,373
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,994	255,311
Prudential Financial, Inc. (Insurance)	1,062	106,497
PTC, Inc.* (Software)	283	38,332
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,361	84,695
Public Storage (Equity Real Estate Investment Trusts)	410	128,117
PulteGroup, Inc. (Household Durables)	713	39,122
PVH Corp.* (Textiles, Apparel & Luxury Goods)	192	20,087
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	303	57,446
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,040	455,392
Quanta Services, Inc. (Construction & Engineering)	376	34,178
Quest Diagnostics, Inc. (Health Care Providers & Services)	352	49,914
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	130	14,758
Raymond James Financial, Inc. (Capital Markets)	330	42,728
Raytheon Technologies Corp. (Aerospace & Defense)	4,084	355,105
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,007	70,782
Regency Centers Corp. (Equity Real Estate Investment Trusts)	426	27,865
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	282	162,040
Regions Financial Corp. (Banks)	2,591	49,877
Republic Services, Inc. - Class A (Commercial Services & Supplies)	568	67,228
ResMed, Inc. (Health Care Equipment & Supplies)	392	106,546
Robert Half International, Inc. (Professional Services)	304	29,856
Rockwell Automation, Inc. (Electrical Equipment)	313	96,222
Rollins, Inc. (Commercial Services & Supplies)	597	22,883
Roper Technologies, Inc. (Industrial Conglomerates)	284	139,541
Ross Stores, Inc. (Specialty Retail)	961	117,905
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	589	45,276

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
S&P Global, Inc. (Capital Markets)	649	$278,239
Salesforce.com, Inc.* (Software)	2,602	629,502
SBA Communications Corp. (Equity Real Estate Investment Trusts)	295	100,592
Schlumberger, Ltd. (Energy Equipment & Services)	3,769	108,660
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	537	47,202
Sealed Air Corp. (Containers & Packaging)	410	23,268
Sempra Energy (Multi-Utilities)	849	110,922
ServiceNow, Inc.* (Software)	532	312,757
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	885	111,970
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	445	82,107
Snap-on, Inc. (Machinery)	146	31,825
Southwest Airlines Co.* (Airlines)	1,594	80,528
Stanley Black & Decker, Inc. (Machinery)	435	85,717
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,176	385,662
State Street Corp. (Capital Markets)	937	81,650
STERIS PLC (Health Care Equipment & Supplies)	263	57,321
Stryker Corp. (Health Care Equipment & Supplies)	883	239,240
SVB Financial Group* (Banks)	146	80,294
Synchrony Financial (Consumer Finance)	1,458	68,555
Synopsys, Inc.* (Software)	411	118,364
Sysco Corp. (Food & Staples Retailing)	1,379	102,322
T. Rowe Price Group, Inc. (Capital Markets)	611	124,742
Take-Two Interactive Software, Inc.* (Entertainment)	312	54,107
Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	752	31,810
Target Corp. (Multiline Retail)	1,333	347,979
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	890	131,249
Teledyne Technologies, Inc.* (Aerospace & Defense)	125	56,596
Teleflex, Inc. (Health Care Equipment & Supplies)	126	50,076
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	448	56,896
Tesla, Inc.* (Automobiles)	2,077	1,427,314
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,489	474,453
Textron, Inc. (Aerospace & Defense)	608	41,958
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,795	42,542
The Allstate Corp. (Insurance)	807	104,950
The Bank of New York Mellon Corp. (Capital Markets)	2,175	111,643
The Boeing Co.* (Aerospace & Defense)	1,482	335,643
The Charles Schwab Corp. (Capital Markets)	4,043	274,722
The Clorox Co. (Household Products)	335	60,598
The Coca-Cola Co. (Beverages)	10,459	596,476
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	133	56,095
The Estee Lauder Co., Inc. (Personal Products)	625	208,644
The Gap, Inc. (Specialty Retail)	560	16,335
The Goldman Sachs Group, Inc. (Capital Markets)	917	343,765
The Hershey Co. (Food Products)	395	70,658
The Home Depot, Inc. (Specialty Retail)	2,867	940,922
The Interpublic Group of Cos., Inc. (Media)	1,060	37,482
The JM Smucker Co. - Class A (Food Products)	295	38,677
The Kraft Heinz Co. (Food Products)	1,747	67,207
The Kroger Co. (Food & Staples Retailing)	2,041	83,069
The Mosaic Co. (Chemicals)	932	29,106
The PNC Financial Services Group, Inc. (Banks)	1,144	208,677
The Procter & Gamble Co. (Household Products)	6,599	938,577
The Progressive Corp. (Insurance)	1,577	150,067
The Sherwin-Williams Co. (Chemicals)	645	187,714
The Southern Co. (Electric Utilities)	2,853	182,221
The TJX Cos., Inc. (Specialty Retail)	3,251	223,701
The Travelers Cos., Inc. (Insurance)	678	100,968
The Walt Disney Co.* (Entertainment)	4,897	861,971
The Western Union Co. (IT Services)	1,103	25,601
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	3,274	82,014
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,059	571,871
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,579	227,408
Tractor Supply Co. (Specialty Retail)	311	56,269
Trane Technologies PLC (Building Products)	645	131,328
TransDigm Group, Inc.* (Aerospace & Defense)	148	94,881
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	676	57,798
Truist Financial Corp. (Banks)	3,625	197,309
Twitter, Inc.* (Interactive Media & Services)	2,150	149,963
Tyler Technologies, Inc.* (Software)	110	54,190
Tyson Foods, Inc. - Class A (Food Products)	794	56,739
U.S. Bancorp (Banks)	3,654	202,943
UDR, Inc. (Equity Real Estate Investment Trusts)	800	43,992
Ulta Beauty, Inc.* (Specialty Retail)	148	49,698
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	508	10,389
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	530	9,286
Union Pacific Corp. (Road & Rail)	1,791	391,800
United Airlines Holdings , Inc.* (Airlines)	872	40,740
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,950	373,152
United Rentals, Inc.* (Trading Companies & Distributors)	195	64,262

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,545	$1,049,100
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	210	33,686
Unum Group (Insurance)	550	15,070
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,102	73,801
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,011	60,438
VeriSign, Inc.* (IT Services)	267	57,771
Verisk Analytics, Inc. - Class A (Professional Services)	437	83,004
Verizon Communications, Inc. (Diversified Telecommunication Services)	11,161	622,560
Vertex Pharmaceuticals, Inc.* (Biotechnology)	698	140,703
VF Corp. (Textiles, Apparel & Luxury Goods)	867	69,532
ViacomCBS, Inc. - Class B (Media)	1,632	66,798
Viatris, Inc. (Pharmaceuticals)	3,261	45,882
Visa, Inc. - Class A (IT Services)	4,560	1,123,537
Vornado Realty Trust (Equity Real Estate Investment Trusts)	423	18,401
Vulcan Materials Co. (Construction Materials)	358	64,437
W.R. Berkley Corp. (Insurance)	378	27,658
W.W. Grainger, Inc. (Trading Companies & Distributors)	118	52,460
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,934	91,188
Walmart, Inc. (Food & Staples Retailing)	3,703	527,862
Waste Management, Inc. (Commercial Services & Supplies)	1,047	155,229
Waters Corp.* (Life Sciences Tools & Services)	166	64,708
WEC Energy Group, Inc. (Multi-Utilities)	850	80,019
Wells Fargo & Co. (Banks)	11,140	511,772
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,125	97,718
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	199	81,934
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	826	53,632
Westinghouse Air Brake Technologies Corp. (Machinery)	479	40,653
WestRock Co. (Containers & Packaging)	717	35,284
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	2,019	68,101
Whirlpool Corp. (Household Durables)	169	37,440
Willis Towers Watson PLC (Insurance)	348	71,716
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	284	27,926
Xcel Energy, Inc. (Electric Utilities)	1,451	99,031
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	663	99,344
Xylem, Inc. (Machinery)	485	61,037
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	803	105,506
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	144	$79,557
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	562	91,842
Zions Bancorp (Banks)	442	23,050
Zoetis, Inc. (Pharmaceuticals)	1,280	259,456
TOTAL COMMON STOCKS
(Cost $46,290,586)		100,291,511

Repurchase Agreements(b)(c) (21.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $28,385,000	$28,385,000	$28,385,000
TOTAL REPURCHASE AGREEMENTS
(Cost $28,385,000)		28,385,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(e)	12,524	$12,524
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $12,524)		12,524
TOTAL INVESTMENT SECURITIES
(Cost $74,688,110) - 98.3%		128,689,035
Net other assets (liabilities) - 1.7%		2,175,087

NET ASSETS - 100.0%		$130,864,122

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2021. The total value of securities on loan as of July 31, 2021 was $11,720.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $20,057,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2021.

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	31	9/20/21	$6,803,725	$115,056

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/21	0 .64%	$64,966,338	$(79,820)
SPDR S&P 500 ETF	Goldman Sachs International	8/27/21	0 .54%	9,510,355	(11,291)
				$74,476,693	$(91,111)

S&P 500	UBS AG	8/27/21	0 .59%	$56,038,246	$(73,970)
SPDR S&P 500 ETF	UBS AG	8/27/21	0 .19%	23,824,685	(27,591)
				$79,862,931	$(101,561)

				$154,339,624	$(192,672)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2021

UltraBull ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$1,578,268	1.2%
Air Freight & Logistics	647,636	0.5%
Airlines	244,791	0.2%
Auto Components	153,275	0.1%
Automobiles	1,770,268	1.4%
Banks	4,076,079	3.1%
Beverages	1,437,023	1.1%
Biotechnology	1,923,355	1.5%
Building Products	526,824	0.4%
Capital Markets	2,986,937	2.3%
Chemicals	1,779,919	1.4%
Commercial Services & Supplies	421,622	0.3%
Communications Equipment	845,841	0.6%
Construction & Engineering	81,651	0.1%
Construction Materials	125,471	0.1%
Consumer Finance	666,520	0.5%
Containers & Packaging	322,561	0.2%
Distributors	139,115	0.1%
Diversified Financial Services	1,421,505	1.1%
Diversified Telecommunication Services	1,195,983	0.9%
Electric Utilities	1,564,566	1.2%
Electrical Equipment	656,180	0.5%
Electronic Equipment, Instruments & Components	645,038	0.5%
Energy Equipment & Services	214,424	0.2%
Entertainment	1,851,355	1.4%
Equity Real Estate Investment Trusts	2,549,434	1.9%
Food & Staples Retailing	1,316,238	1.0%
Food Products	887,858	0.7%
Gas Utilities	34,704	NM
Health Care Equipment & Supplies	3,787,972	2.9%
Health Care Providers & Services	2,635,353	2.0%
Health Care Technology	65,277	NM
Hotels, Restaurants & Leisure	1,730,168	1.3%
Household Durables	422,843	0.3%
Household Products	1,361,168	1.0%
Independent Power and Renewable Electricity Producers	69,760	0.1%
Industrial Conglomerates	1,192,788	0.9%
Insurance	1,827,429	1.4%
Interactive Media & Services	6,710,146	5.1%
Internet & Direct Marketing Retail	4,328,347	3.3%
IT Services	5,230,863	4.0%
Leisure Products	34,307	NM
Life Sciences Tools & Services	1,331,011	1.0%
Machinery	1,639,169	1.2%
Media	1,291,458	1.0%
Metals & Mining	370,029	0.3%
Multiline Retail	558,540	0.4%
Multi-Utilities	739,852	0.6%
Oil, Gas & Consumable Fuels	2,345,602	1.8%
Personal Products	208,644	0.2%
Pharmaceuticals	3,721,215	2.8%
Professional Services	339,229	0.3%
Real Estate Management & Development	87,296	0.1%
Road & Rail	936,241	0.7%
Semiconductors & Semiconductor Equipment	5,520,310	4.2%
Software	9,167,172	7.0%
Specialty Retail	2,193,980	1.7%
Technology Hardware, Storage & Peripherals	6,459,924	4.9%
Textiles, Apparel & Luxury Goods	748,776	0.6%
Tobacco	660,102	0.5%
Trading Companies & Distributors	201,507	0.2%
Water Utilities	83,184	0.1%
Wireless Telecommunication Services	227,408	0.2%
Other **	30,572,611	23.4%
Total	$130,864,122	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks (56.4%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	523	$15,952
1Life Healthcare, Inc.* (Health Care Providers & Services)	2,288	61,868
1st Source Corp. (Banks)	336	15,385
22nd Century Group, Inc.* (Tobacco)	2,964	9,514
2U, Inc.* (Software)	1,409	61,151
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,384	65,656
4D Molecular Therapeutics, Inc.* (Biotechnology)	193	4,800
89bio, Inc.* (Biotechnology)	191	2,991
8x8, Inc.* (Software)	2,090	53,420
9 Meters Biopharma, Inc.* (Pharmaceuticals)	4,173	4,507
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	142	4,438
A10 Networks, Inc.* (Software)	1,180	15,069
AAON, Inc. (Building Products)	823	51,149
AAR Corp.* (Aerospace & Defense)	668	23,888
Aaron's Co., Inc. (The) (Specialty Retail)	666	19,227
Abercrombie & Fitch Co.* - Class A (Specialty Retail)	1,205	45,561
ABM Industries, Inc. (Commercial Services & Supplies)	1,323	61,506
Acacia Research Corp.* (Professional Services)	963	5,431
Academy Sports & Outdoors, Inc.* (Leisure Products)	1,214	44,979
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	2,350	50,831
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,664	35,610
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,106	12,232
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	648	4,834
ACCO Brands Corp. (Commercial Services & Supplies)	1,830	16,360
Accolade, Inc.* (Health Care Technology)	988	46,248
Accuray, Inc.* (Health Care Equipment & Supplies)	1,816	7,446
ACI Worldwide, Inc.* (Software)	2,317	79,473
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	852	12,720
Acushnet Holdings Corp. (Leisure Products)	673	34,478
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	305	4,697
AdaptHealth Corp.* (Health Care Providers & Services)	1,548	34,660
Addus Homecare Corp.* (Health Care Providers & Services)	302	26,211
Adicet Bio, Inc.* (Pharmaceuticals)	411	3,041
Adient PLC* (Auto Components)	1,860	78,362
Adtalem Global Education, Inc.* (Diversified Consumer Services)	972	35,322
ADTRAN, Inc. (Communications Equipment)	947	21,222
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	756	78,435
AdvanSix, Inc.* (Chemicals)	536	17,929
Advantage Solutions, Inc.* (Media)	1,500	14,670
Advent Technologies Holdings, Inc.* (Electrical Equipment)	335	2,610
Adverum Biotechnologies, Inc.* (Biotechnology)	1,706	3,873
Aeglea BioTherapeutics, Inc.* (Biotechnology)	793	4,861
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	456	3,999
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	831	13,113
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	1,470	69,354
AeroVironment, Inc.* (Aerospace & Defense)	441	44,585
AerSale Corp.* (Aerospace & Defense)	177	2,014
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	488	4,275
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts)	142	3,022
Affimed NV* (Biotechnology)	2,279	15,155
AgEagle Aerial Systems, Inc.* (Machinery)	1,310	5,214
Agenus, Inc.* (Biotechnology)	3,870	20,047
Agiliti, Inc.* (Health Care Providers & Services)	444	8,698
Agilysys, Inc.* (Software)	374	20,779
Agios Pharmaceuticals, Inc.* (Biotechnology)	1,210	58,189
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,321	99,274
Air Transport Services Group, Inc.* (Air Freight & Logistics)	1,160	28,072
Akebia Therapeutics, Inc.* (Biotechnology)	3,137	7,748
Akero Therapeutics, Inc.* (Biotechnology)	505	10,827
Akouos, Inc.* (Biotechnology)	471	5,120
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	853	8,257
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	150	2,601
Alamo Group, Inc. (Machinery)	195	28,620
Alarm.com Holdings, Inc.* (Software)	929	77,311
Albany International Corp. - Class A (Machinery)	604	52,155
Albireo Pharma, Inc.* (Biotechnology)	331	9,470
Aldeyra Therapeutics, Inc.* (Biotechnology)	953	8,482
Alector, Inc.* (Biotechnology)	1,131	27,184
Alerus Financial Corp. (Diversified Financial Services)	296	8,273
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,423	28,488
Alexander's, Inc. (Equity Real Estate Investment Trusts)	42	11,711
Alignment Healthcare, Inc.* (Health Care Providers & Services)	517	10,769
Aligos Therapeutics, Inc.* (Biotechnology)	368	5,362
Alkami Technology, Inc.* (Software)	137	4,287

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Alkermes PLC* (Biotechnology)	3,150	$81,491
Allakos, Inc.* (Biotechnology)	686	54,578
Allegheny Technologies, Inc.* (Metals & Mining)	2,501	51,346
Allegiance Bancshares, Inc. (Banks)	374	13,640
Allegiant Travel Co.* (Airlines)	298	56,656
ALLETE, Inc. (Electric Utilities)	1,031	72,500
Allied Motion Technologies, Inc. (Electrical Equipment)	228	7,503
Allogene Therapeutics, Inc.* (Biotechnology)	1,335	29,303
Allovir, Inc.* (Biotechnology)	579	11,082
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,748	46,936
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	415	10,786
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	1,352	19,928
Alpine Immune Sciences, Inc.* (Biotechnology)	228	2,016
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	371	4,671
Altabancorp (Banks)	354	14,298
Altair Engineering, Inc.* - Class A (Software)	891	62,156
Altimmune, Inc.* (Biotechnology)	638	5,787
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	1,404	7,441
Altra Industrial Motion Corp. (Machinery)	1,272	79,729
Altus Midstream Co. - Class A (Oil, Gas & Consumable Fuels)	64	4,086
ALX Oncology Holdings, Inc.* (Biotechnology)	348	20,379
Amalgamated Financial Corp. (Banks)	268	4,116
A-Mark Precious Metals, Inc. (Diversified Financial Services)	171	8,711
Ambac Financial Group, Inc.* (Insurance)	893	12,966
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	686	67,564
AMC Entertainment Holdings, Inc.* - Class A (Entertainment)	7,997	296,049
AMC Networks, Inc.* - Class A (Media)	571	28,573
Amerant Bancorp, Inc.* (Banks)	412	9,126
Ameresco, Inc.* - Class A (Construction & Engineering)	607	41,598
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	981	36,228
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	2,215	21,463
American Eagle Outfitters, Inc. (Specialty Retail)	2,989	103,030
American Equity Investment Life Holding Co. (Insurance)	1,676	53,783
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	2,149	18,202
American National Bankshares, Inc. (Banks)	208	6,571
American National Group, Inc. (Insurance)	146	24,087
American Outdoor Brands, Inc.* (Leisure Products)	277	7,473
American Public Education, Inc.* (Diversified Consumer Services)	365	10,811
American Software, Inc. - Class A (Software)	607	13,354
American States Water Co. (Water Utilities)	724	63,943
American Superconductor Corp.* (Electrical Equipment)	528	7,418
American Vanguard Corp. (Chemicals)	576	9,510
American Well Corp.* - Class A (Health Care Technology)	3,822	44,526
American Woodmark Corp.* (Building Products)	334	24,800
America's Car-Mart, Inc.* (Specialty Retail)	119	18,921
Ameris Bancorp (Banks)	1,306	63,485
AMERISAFE, Inc. (Insurance)	376	21,507
Amicus Therapeutics, Inc.* (Biotechnology)	5,163	47,964
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,005	49,403
AMMO, Inc.* (Leisure Products)	1,294	8,760
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	926	93,119
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,958	9,653
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	727	15,231
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	3,735	5,266
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	3,283	47,866
AnaptysBio, Inc.* (Biotechnology)	379	8,709
Anavex Life Sciences Corp.* (Biotechnology)	1,218	21,863
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	727	19,360
Angion Biomedica Corp.* (Pharmaceuticals)	114	1,212
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	192	6,515
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	283	11,357
Annexon, Inc.* (Biotechnology)	612	12,889
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	3,277	14,419
Anterix, Inc.* (Diversified Telecommunication Services)	219	12,772
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	5,619	76,418
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts)	2,925	20,358
Apellis Pharmaceuticals, Inc.* (Biotechnology)	1,275	81,587
API Group Corp.* (Construction & Engineering)	3,542	81,183
Apogee Enterprises, Inc. (Building Products)	497	19,716

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	2,755	$41,931
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	712	62,919
Appfolio, Inc.* (Software)	368	52,109
AppHarvest, Inc.* (Food Products)	941	11,217
Appian Corp.* (Software)	772	89,884
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	4,124	61,654
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	762	68,351
Applied Molecular Transport, Inc.* (Biotechnology)	483	13,538
Applied Therapeutics, Inc.* (Biotechnology)	348	5,989
Apria, Inc.* (Health Care Providers & Services)	149	4,698
Apyx Medical Corp.* (Health Care Equipment & Supplies)	612	5,508
AquaBounty Technologies, Inc.* (Biotechnology)	1,030	5,099
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,498	45,663
Arbutus Biopharma Corp.* (Biotechnology)	1,533	4,124
ArcBest Corp. (Road & Rail)	497	29,378
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	297	19,519
Archrock, Inc. (Energy Equipment & Services)	2,648	22,799
Arcimoto, Inc.* (Automobiles)	538	8,796
Arconic Corp.* (Metals & Mining)	2,168	77,917
Arcosa, Inc. (Construction & Engineering)	951	52,077
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	414	12,962
Arcus Biosciences, Inc.* (Biotechnology)	890	27,955
Arcutis Biotherapeutics, Inc.* (Biotechnology)	543	12,668
Ardelyx, Inc.* (Biotechnology)	1,661	2,890
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,201	74,294
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	740	11,159
Argan, Inc. (Construction & Engineering)	293	13,170
Argo Group International Holdings, Ltd. (Insurance)	623	32,477
Arko Corp.* (Specialty Retail)	403	3,345
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,599	9,770
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,173	15,249
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	1,389	14,446
Array Technologies, Inc.* (Electrical Equipment)	2,508	33,958
Arrow Financial Corp. (Banks)	263	9,481
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,990	137,886
Artesian Resources Corp. - Class A (Water Utilities)	160	6,253
Artisan Partners Asset Management, Inc. (Capital Markets)	1,149	55,255
Arvinas, Inc.* (Pharmaceuticals)	857	86,644
Asana, Inc.* - Class A (Software)	1,452	103,179
Asbury Automotive Group, Inc.* (Specialty Retail)	380	78,075
Asensus Surgical, Inc.* (Health Care Equipment & Supplies)	4,594	10,750
ASGN, Inc.* (Professional Services)	1,021	103,254
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts)	215	3,483
Aspen Aerogels, Inc.* (Energy Equipment & Services)	424	15,964
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	1,427	6,393
Assetmark Financial Holdings, Inc.* (Capital Markets)	352	9,187
Associated Banc-Corp. (Banks)	2,973	58,865
Associated Capital Group, Inc. - Class A (Capital Markets)	34	1,281
Astec Industries, Inc. (Machinery)	445	27,283
Astronics Corp.* (Aerospace & Defense)	471	8,045
Atara Biotherapeutics, Inc.* (Biotechnology)	1,623	20,693
Atea Pharmaceuticals, Inc.* (Biotechnology)	1,268	31,751
Aterian, Inc.* (Household Durables)	389	3,513
Athenex, Inc.* (Biotechnology)	1,698	6,401
Athersys, Inc.* (Biotechnology)	3,947	6,434
Athira Pharma, Inc.* (Pharmaceuticals)	633	6,083
Atkore, Inc.* (Electrical Equipment)	923	69,328
Atlantic Capital Bancshares, Inc.* (Banks)	386	9,264
Atlantic Union Bankshares (Banks)	1,548	54,908
Atlanticus Holdings Corp.* (Consumer Finance)	105	4,565
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	565	37,838
Atlas Technical Consultants, Inc.* (Professional Services)	264	2,373
ATN International, Inc. (Diversified Telecommunication Services)	218	9,385
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	399	7,042
Atossa Therapeutics, Inc.* (Health Care Equipment & Supplies)	2,297	6,868
Atreca, Inc.* - Class A (Biotechnology)	510	2,800
AtriCure, Inc.* (Health Care Equipment & Supplies)	880	74,325
Atrion Corp. (Health Care Equipment & Supplies)	28	17,610
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	945	35,853
Avaya Holdings Corp.* - Class C (Software)	1,620	39,236
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	758	7,838
Aviat Networks, Inc.* (Communications Equipment)	189	7,046
Avid Bioservices, Inc.* (Biotechnology)	1,186	30,421

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	710	$26,547
Avidity Biosciences, Inc.* (Biotechnology)	594	11,470
Avient Corp. (Chemicals)	1,788	86,753
Avis Budget Group, Inc.* (Road & Rail)	1,004	83,101
Avista Corp. (Multi-Utilities)	1,362	58,334
Avita Medical, Inc.* (Biotechnology)	469	8,691
Avrobio, Inc.* (Biotechnology)	712	5,240
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	654	25,212
AxoGen, Inc.* (Health Care Equipment & Supplies)	749	15,257
Axonics, Inc.* (Health Care Equipment & Supplies)	817	55,515
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	1,120	53,591
Axsome Therapeutics, Inc.* (Pharmaceuticals)	546	26,530
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	784	7,997
AZZ, Inc. (Electrical Equipment)	488	25,859
B Riley Financial, Inc. (Capital Markets)	392	26,484
B&G Foods, Inc. - Class A (Food Products)	1,257	36,101
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	1,090	7,804
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	573	57,890
Balchem Corp. (Chemicals)	633	85,384
Bally's Corp.* (Hotels, Restaurants & Leisure)	641	31,569
Banc of California, Inc. (Banks)	886	15,168
BancFirst Corp. (Banks)	337	18,697
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	609	10,036
BancorpSouth Bank (Banks)	2,001	51,626
Bandwidth, Inc.* (Diversified Telecommunication Services)	448	58,088
Bank First Corp. (Banks)	131	9,169
Bank of Marin Bancorp (Banks)	253	8,779
BankUnited, Inc. (Banks)	1,829	72,392
Banner Corp. (Banks)	681	36,120
Bar Harbor Bankshares (Banks)	290	8,306
Barnes & Noble Education, Inc.* (Specialty Retail)	755	6,304
Barnes Group, Inc. (Machinery)	930	47,123
Barrett Business Services, Inc. (Professional Services)	147	10,762
Bassett Furniture Industries, Inc. (Household Durables)	183	4,169
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	1,096	58,614
Beam Global* (Electrical Equipment)	173	5,289
Beam Therapeutics, Inc.* (Biotechnology)	922	84,824
Beauty Health Co. (The)* (Personal Products)	912	16,015
Beazer Homes USA, Inc.* (Household Durables)	575	10,500
Bed Bath & Beyond, Inc.* (Specialty Retail)	2,155	61,504
Belden, Inc. (Electronic Equipment, Instruments & Components)	869	42,581
BellRing Brands, Inc.* - Class A (Personal Products)	782	25,861
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	703	18,559
Benefitfocus, Inc.* (Software)	490	6,448
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	941	42,891
Berkshire Hills Bancorp, Inc. (Banks)	1,001	27,067
Berry Corp. (Oil, Gas & Consumable Fuels)	1,324	7,348
Beyondspring, Inc.* (Biotechnology)	440	4,189
BGC Partners, Inc. - Class A (Capital Markets)	6,512	34,839
Big 5 Sporting Goods Corp. (Specialty Retail)	409	8,965
Big Lots, Inc. (Multiline Retail)	682	39,290
BigCommerce Holdings, Inc.* (IT Services)	923	59,773
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	16	2,631
BioAtla, Inc.* (Biotechnology)	239	9,797
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	3,491	56,275
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	1,829	6,877
Biodesix, Inc.* (Health Care Providers & Services)	241	2,263
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	1,061	133,696
Biolife Solutions, Inc.* (Health Care Equipment & Supplies)	479	22,465
Biomea Fusion, Inc.* (Biotechnology)	169	2,229
Bionano Genomics, Inc.* (Life Sciences Tools & Services)	5,523	32,751
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	163	2,541
Bioxcel Therapeutics, Inc.* (Biotechnology)	300	7,677
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	442	17,936
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	2,692	136,322
Black Diamond Therapeutics, Inc.* (Biotechnology)	447	4,273
Black Hills Corp. (Multi-Utilities)	1,238	83,751
Blackbaud, Inc.* (Software)	950	67,764
Blackline, Inc.* (Software)	1,053	120,453
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	2,719	88,151
Blink Charging Co.* (Specialty Retail)	717	24,758
Bloom Energy Corp.* (Electrical Equipment)	2,734	59,601
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	1,740	43,726

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Blucora, Inc.* (Capital Markets)	955	$16,101
Blue Bird Corp.* (Machinery)	310	7,750
Blue Ridge Bankshares, Inc. (Banks)	341	5,841
Bluebird Bio, Inc.* (Biotechnology)	1,326	33,694
Bluegreen Vacations Holding Corp.* (Hotels, Restaurants & Leisure)	297	5,141
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	176	7,561
Blueprint Medicines Corp.* (Biotechnology)	1,149	100,962
BM Technologies, Inc.* (IT Services)	94	943
Boise Cascade Co. (Paper & Forest Products)	773	39,539
Bolt Biotherapeutics, Inc.* (Biotechnology)	228	2,542
Bonanza Creek Energy, Inc. (Oil, Gas & Consumable Fuels)	606	23,313
Boot Barn Holdings, Inc.* (Specialty Retail)	564	48,741
Boston Omaha Corp.* - Class A (Media)	342	11,187
Bottomline Technologies, Inc.* (Software)	869	35,073
Box, Inc.* - Class A (Software)	2,891	69,153
Brady Corp. - Class A (Commercial Services & Supplies)	926	50,634
Braemar Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	874	4,457
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	3,332	46,515
Bridgebio Pharma, Inc.* (Biotechnology)	2,113	112,939
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	413	6,699
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	857	16,831
Brightcove, Inc.* (IT Services)	790	9,061
Brightsphere Investment Group, Inc. (Capital Markets)	1,139	28,464
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,658	15,768
BrightView Holdings, Inc.* (Commercial Services & Supplies)	804	12,888
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	892	48,471
Bristow Group, Inc.* (Energy Equipment & Services)	127	3,299
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	2,522	26,153
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts)	2,794	72,700
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	3,634	27,328
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	719	46,562
Brookline Bancorp, Inc. (Banks)	1,508	21,670
Brooklyn ImmunoTherapeutics, Inc.* (Entertainment)	467	5,366
BRP Group, Inc.* - Class A (Insurance)	906	24,698
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	216	3,795
Bryn Mawr Bank Corp. (Banks)	388	15,182
BTRS Holdings, Inc.* (Software)	931	10,902
Business First Bancshares, Inc. (Banks)	381	8,881
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	638	6,852
Byline Bancorp, Inc. (Banks)	501	12,330
Byrna Technologies, Inc.* (Aerospace & Defense)	208	4,992
C4 Therapeutics, Inc.* (Biotechnology)	676	29,163
Cabot Corp. (Chemicals)	1,102	60,676
Cactus, Inc. - Class A (Energy Equipment & Services)	1,072	38,635
Cadence Bancorp (Banks)	2,416	45,904
Cadiz, Inc.* (Water Utilities)	391	5,298
Caesarstone, Ltd. (Building Products)	444	5,892
CAI International, Inc. (Trading Companies & Distributors)	319	17,803
CalAmp Corp.* (Communications Equipment)	685	8,309
Calavo Growers, Inc. (Food Products)	336	18,930
Caleres, Inc. (Specialty Retail)	724	17,912
California Resources Corp.* (Oil, Gas & Consumable Fuels)	1,651	46,410
California Water Service Group (Water Utilities)	998	62,554
Calix, Inc.* (Communications Equipment)	1,073	50,195
Callaway Golf Co.* (Leisure Products)	2,273	72,008
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	783	30,819
Cal-Maine Foods, Inc. (Food Products)	701	24,458
Cambium Networks Corp.* (Communications Equipment)	176	7,753
Cambridge Bancorp (Banks)	134	11,468
Camden National Corp. (Banks)	289	12,939
Camping World Holdings, Inc. - Class A (Specialty Retail)	838	32,984
Cannae Holdings, Inc.* (Diversified Financial Services)	1,715	57,024
Canoo, Inc.* (Automobiles)	1,567	12,740
Cantaloupe, Inc.* (IT Services)	1,144	11,829
Capital Bancorp, Inc. (Banks)	152	3,453
Capital City Bank Group, Inc. (Banks)	264	6,426
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,552	28,302
Capstar Financial Holdings, Inc. (Banks)	402	8,522
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,873	11,931
Cara Therapeutics, Inc.* (Biotechnology)	872	10,438
Cardiff Oncology, Inc.* (Biotechnology)	710	3,777
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	772	31,104
Cardlytics, Inc.* (Media)	628	79,102
CareDx, Inc.* (Biotechnology)	983	82,611
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,895	45,707
Cargurus, Inc.* (Interactive Media & Services)	1,824	52,166
CarLotz, Inc.* (Specialty Retail)	854	3,792
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	930	16,377
Carpenter Technology Corp. (Metals & Mining)	936	35,708

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Carriage Services, Inc. (Diversified Consumer Services)	327	$12,158
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	656	3,221
Cars.com, Inc.* (Interactive Media & Services)	1,344	16,236
Carter Bankshares, Inc.* (Banks)	509	5,838
Casa Systems, Inc.* (Communications Equipment)	616	4,626
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	966	66,441
Casper Sleep, Inc.* (Household Durables)	570	3,939
Cass Information Systems, Inc. (IT Services)	279	12,301
Cassava Sciences, Inc.* (Pharmaceuticals)	751	52,217
Castle Biosciences, Inc.* (Biotechnology)	418	29,197
Castlight Health, Inc.* - Class B (Health Care Technology)	2,345	5,464
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,906	11,131
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	960	11,222
Cathay General Bancorp (Banks)	1,502	56,881
Cavco Industries, Inc.* (Household Durables)	181	42,535
CBIZ, Inc.* (Professional Services)	982	31,758
CBTX, Inc. (Banks)	361	9,494
CECO Environmental Corp.* (Commercial Services & Supplies)	611	4,301
Celcuity, Inc.* (Biotechnology)	157	3,093
Celldex Therapeutics, Inc.* (Biotechnology)	770	33,688
CEL-SCI Corp.* (Biotechnology)	697	5,597
Celsius Holdings, Inc.* (Beverages)	893	61,286
Centennial Resource Development, Inc.* - Class A (Oil, Gas & Consumable Fuels)	3,555	18,522
Centerspace (Equity Real Estate Investment Trusts)	260	23,400
Central Garden & Pet Co.* (Household Products)	193	9,320
Central Garden & Pet Co.* - Class A (Household Products)	795	34,431
Central Pacific Financial Corp. (Banks)	543	13,901
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	186	4,313
Century Aluminum Co.* (Metals & Mining)	1,009	14,691
Century Bancorp, Inc. - Class A (Banks)	54	6,177
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	535	5,997
Century Communities, Inc. (Household Durables)	590	40,976
Cerecor, Inc.* (Pharmaceuticals)	1,040	2,766
Cerence, Inc.* (Software)	743	79,880
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	692	17,051
Cerus Corp.* (Health Care Equipment & Supplies)	3,303	16,647
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	442	21,941
ChampionX Corp.* (Energy Equipment & Services)	3,983	92,564
ChannelAdvisor Corp.* (Software)	573	13,345
Chart Industries, Inc.* (Machinery)	717	111,458
Chase Corp. (Chemicals)	146	17,013
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	939	11,531
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	617	17,844
ChemoCentryx, Inc.* (Biotechnology)	1,060	15,667
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	1,940	104,857
Chesapeake Utilities Corp. (Gas Utilities)	338	42,111
Chicken Soup For The Soul Entertainment, Inc.* (Entertainment)	226	8,109
Chico's FAS, Inc.* (Specialty Retail)	2,362	14,597
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	4,521	66,549
Chimerix, Inc.* (Biotechnology)	1,433	9,501
Chinook Therapeutics, Inc.* (Biotechnology)	617	8,040
ChromaDex Corp.* (Life Sciences Tools & Services)	920	7,995
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	391	12,903
Cimpress PLC* (Commercial Services & Supplies)	344	35,174
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	991	15,202
Cinemark Holdings, Inc.* (Entertainment)	2,122	32,955
CIRCOR International, Inc.* (Machinery)	362	11,164
CIT Group, Inc. (Banks)	1,950	94,068
Citi Trends, Inc.* (Specialty Retail)	175	13,956
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	2,229	4,213
Citizens & Northern Corp. (Banks)	305	7,534
Citizens, Inc.* (Insurance)	980	5,253
City Holding Co. (Banks)	304	23,001
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	839	10,798
Civista Bancshares, Inc. (Banks)	305	6,981
Clarus Corp. (Leisure Products)	475	13,547
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	2,731	20,510
Cleanspark, Inc.* (Software)	643	8,681
Clear Channel Outdoor Holdings, Inc.* (Media)	7,131	18,968
Clearfield, Inc.* (Communications Equipment)	224	9,748
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	369	8,203
Clearwater Paper Corp.* (Paper & Forest Products)	324	9,555
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	684	18,434
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	1,611	46,203

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Clene, Inc.* (Biotechnology)	449	$3,861
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	240	1,997
Cloudera, Inc.* (Software)	4,545	72,129
Clovis Oncology, Inc.* (Biotechnology)	1,956	9,447
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	573	82,879
CNB Financial Corp. (Banks)	316	7,287
CNO Financial Group, Inc. (Insurance)	2,579	58,904
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	4,296	51,982
Coastal Financial Corp.* (Banks)	186	5,435
Coca-Cola Consolidated, Inc. (Beverages)	92	36,722
Codexis, Inc.* (Life Sciences Tools & Services)	1,182	25,011
Codiak Biosciences, Inc.* (Biotechnology)	308	5,328
Coeur Mining, Inc.* (Metals & Mining)	4,759	35,883
Cogent Biosciences, Inc.* (Biotechnology)	730	4,380
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	837	64,960
Cohen & Steers, Inc. (Capital Markets)	488	40,606
Coherus Biosciences, Inc.* (Biotechnology)	1,259	16,430
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	941	33,321
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	691	17,199
Columbia Banking System, Inc. (Banks)	1,413	49,370
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	788	14,216
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,252	37,541
Columbus McKinnon Corp. (Machinery)	547	25,381
Comfort Systems USA, Inc. (Construction & Engineering)	700	52,325
Commercial Metals Co. (Metals & Mining)	2,358	77,342
Commercial Vehicle Group, Inc.* (Machinery)	629	5,749
Community Bank System, Inc. (Banks)	1,052	75,365
Community Health Systems, Inc.* (Health Care Providers & Services)	2,440	32,501
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	458	22,822
Community Trust Bancorp, Inc. (Banks)	305	12,127
CommVault Systems, Inc.* (Software)	829	62,664
Compass Minerals International, Inc. (Metals & Mining)	672	46,072
Computer Programs & Systems, Inc. (Health Care Technology)	277	8,745
CompX International, Inc. (Commercial Services & Supplies)	31	577
comScore, Inc.* (Media)	1,350	5,414
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,798	10,932
Comtech Telecommunications Corp. (Communications Equipment)	501	12,510
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	507	4,411
Conduent, Inc.* (IT Services)	3,290	22,076
CONMED Corp. (Health Care Equipment & Supplies)	570	78,626
ConnectOne Bancorp, Inc. (Banks)	732	19,252
Conn's, Inc.* (Specialty Retail)	351	7,806
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	673	14,140
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,432	11,012
Constellium SE* (Metals & Mining)	2,411	45,496
Construction Partners, Inc.* - Class A (Construction & Engineering)	559	18,771
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	2,884	11,017
Cooper-Standard Holding, Inc.* (Auto Components)	330	8,597
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,898	39,421
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	2,355	24,209
Core-Mark Holding Co., Inc. (Distributors)	877	37,746
CorePoint Lodging, Inc.* (Equity Real Estate Investment Trusts)	773	10,389
CorMedix, Inc.* (Pharmaceuticals)	744	4,323
Cornerstone Building Brands, Inc.* (Building Products)	1,075	18,082
Cornerstone OnDemand, Inc.* (Software)	1,237	59,302
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	2,218	65,298
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	528	15,412
Cortexyme, Inc.* (Biotechnology)	392	22,152
CorVel Corp.* (Health Care Providers & Services)	173	24,362
Costamare, Inc. (Marine)	1,036	11,230
Coursera, Inc.* (Diversified Consumer Services)	237	8,435
Covanta Holding Corp. (Commercial Services & Supplies)	2,352	47,275
Covenant Logistics Group, Inc.* - Class A (Road & Rail)	241	5,063
Covetrus, Inc.* (Health Care Providers & Services)	2,032	51,735
Cowen, Inc. - Class A (Capital Markets)	510	20,390
CRA International, Inc. (Professional Services)	140	12,002
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	466	63,460
Crawford & Co. - Class A (Insurance)	320	3,382
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	716	12,874
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,268	172,208
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	705	11,576
CrossFirst Bankshares, Inc.* (Banks)	926	12,788
CryoLife, Inc.* (Health Care Equipment & Supplies)	747	20,169

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
CryoPort, Inc.* (Health Care Equipment & Supplies)	796	$49,129
CSG Systems International, Inc. (IT Services)	639	28,985
CSW Industrials, Inc. (Building Products)	269	31,820
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts)	115	6,462
CTS Corp. (Electronic Equipment, Instruments & Components)	627	21,939
Cue BioPharma, Inc.* (Biotechnology)	585	6,096
Cullinan Oncology, Inc.* (Biotechnology)	260	5,962
CuriosityStream, Inc.* (Entertainment)	511	5,616
Curis, Inc.* (Biotechnology)	1,700	12,903
Curo Group Holdings Corp. (Consumer Finance)	414	6,529
Cushman & Wakefield PLC* (Real Estate Management & Development)	2,304	43,016
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	255	1,986
Customers Bancorp, Inc. (Banks)	587	21,261
Cutera, Inc.* (Health Care Equipment & Supplies)	345	17,923
CVB Financial Corp. (Banks)	2,538	48,374
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	581	7,936
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	1,361	5,362
Cytokinetics, Inc.* (Biotechnology)	1,337	39,682
CytomX Therapeutics, Inc.* (Biotechnology)	1,273	6,887
CytoSorbents Corp.* (Health Care Equipment & Supplies)	810	6,164
Daily Journal Corp.* (Media)	24	7,992
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	721	4,405
Dana, Inc. (Auto Components)	2,855	68,977
Danimer Scientific, Inc.* (Chemicals)	1,350	22,518
DarioHealth Corp.* (Health Care Equipment & Supplies)	265	3,933
Daseke, Inc.* (Road & Rail)	825	5,701
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	849	28,255
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	773	23,569
Del Taco Restaurants, Inc. (Hotels, Restaurants & Leisure)	586	4,987
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,289	22,403
Deluxe Corp. (Commercial Services & Supplies)	827	36,305
Denali Therapeutics, Inc.* (Biotechnology)	1,786	91,140
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	991	65,119
Denny's Corp.* (Hotels, Restaurants & Leisure)	1,230	17,306
DermTech, Inc.* (Biotechnology)	465	15,652
Design Therapeutics, Inc.* (Biotechnology)	265	4,102
Designer Brands, Inc.* (Specialty Retail)	1,180	17,193
Desktop Metal, Inc.* - Class A (Machinery)	1,641	14,769
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,843	16,489
Diamond Hill Investment Group, Inc. (Capital Markets)	60	10,335
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	4,107	35,361
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	1,352	50,714
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	1,413	14,709
Digi International, Inc.* (Communications Equipment)	664	13,732
Digimarc Corp.* (Software)	250	7,175
Digital Media Solutions, Inc.* - Class A (Media)	59	470
Digital Turbine, Inc.* (Software)	1,659	104,434
DigitalBridge Group, Inc.* (Equity Real Estate Investment Trusts)	9,389	65,347
DigitalOcean Holdings, Inc.* (IT Services)	253	13,030
Dillard's, Inc. - Class A (Multiline Retail)	123	22,542
Dime Community Bancshares, Inc. (Banks)	689	22,751
Dine Brands Global, Inc.* (Hotels, Restaurants & Leisure)	320	24,790
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	856	70,192
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	4,660	18,174
DMC Global, Inc.* (Machinery)	365	15,976
Domo, Inc.* (Software)	541	47,787
Domtar Corp.* (Paper & Forest Products)	982	53,921
Donegal Group, Inc. - Class A (Insurance)	286	4,424
Donnelley Financial Solutions, Inc.* (Capital Markets)	578	18,617
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	587	7,103
Dorman Products, Inc.* (Auto Components)	525	53,104
Douglas Dynamics, Inc. (Machinery)	444	17,716
Dril-Quip, Inc.* (Energy Equipment & Services)	689	19,692
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	1,622	4,087
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	443	7,110
Duckhorn Portfolio, Inc. (The)* (Beverages)	396	8,700
Ducommun, Inc.* (Aerospace & Defense)	214	11,545
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	238	3,563
Durect Corp.* (Pharmaceuticals)	4,442	6,263
DXP Enterprises, Inc.* (Trading Companies & Distributors)	350	11,428
Dycom Industries, Inc.* (Construction & Engineering)	587	40,738
Dynavax Technologies Corp.* (Biotechnology)	2,117	19,773
Dyne Therapeutics, Inc.* (Biotechnology)	590	10,661
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	597	10,418
DZS, Inc.* (Communications Equipment)	330	6,518

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
E2open Parent Holdings, Inc.* (Software)	820	$8,241
Eagle Bancorp, Inc. (Banks)	621	34,174
Eagle Bulk Shipping, Inc.* (Marine)	165	6,881
Eagle Pharmaceuticals, Inc.* (Biotechnology)	228	10,602
Eargo, Inc.* (Health Care Equipment & Supplies)	379	13,644
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	471	4,630
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,656	37,591
Eastern Bankshares, Inc. (Banks)	3,373	61,557
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	781	137,629
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	881	6,502
Ebix, Inc. (Software)	521	15,745
Echo Global Logistics, Inc.* (Air Freight & Logistics)	517	15,991
EchoStar Corp.* - Class A (Communications Equipment)	812	18,108
Edgewell Personal Care Co. (Personal Products)	1,067	43,832
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	242	4,237
Editas Medicine, Inc.* (Biotechnology)	1,343	56,218
eGain Corp.* (Software)	401	4,680
eHealth, Inc.* (Insurance)	479	24,913
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	629	5,007
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	374	6,960
elf Beauty, Inc.* (Personal Products)	897	24,766
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	806	14,653
EMCOR Group, Inc. (Construction & Engineering)	1,062	129,361
EMCORE Corp.* (Communications Equipment)	717	6,267
Emerald Holding, Inc.* (Media)	475	1,876
Emergent BioSolutions, Inc.* (Biotechnology)	962	63,396
Empire State Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,808	32,095
Employers Holdings, Inc. (Insurance)	559	23,210
Enanta Pharmaceuticals, Inc.* (Biotechnology)	378	15,971
Encore Capital Group, Inc.* (Consumer Finance)	607	28,735
Encore Wire Corp. (Electrical Equipment)	395	30,980
Endo International PLC* (Pharmaceuticals)	4,500	22,770
Energizer Holdings, Inc. (Household Products)	1,337	57,290
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	2,769	14,537
Energy Recovery, Inc.* (Machinery)	828	17,512
Enerpac Tool Group Corp. (Machinery)	1,186	30,445
EnerSys (Electrical Equipment)	842	83,073
Ennis, Inc. (Commercial Services & Supplies)	501	9,905
Enova International, Inc.* (Consumer Finance)	712	23,560
EnPro Industries, Inc. (Machinery)	405	37,714
Enstar Group, Ltd.* (Insurance)	270	69,395
Entercom Communications Corp.* (Media)	2,316	8,268
Enterprise Bancorp, Inc. (Banks)	182	5,951
Enterprise Financial Services Corp. (Banks)	703	31,333
Entravision Communications Corp. - Class A (Media)	1,166	7,171
Envestnet, Inc.* (Software)	1,067	80,270
Eos Energy Enterprises, Inc.* (Electrical Equipment)	345	5,354
Epizyme, Inc.* (Biotechnology)	1,763	11,689
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	261	24,132
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	8,031	66,015
Equity Bancshares, Inc.* - Class A (Banks)	265	7,807
Equity Commonwealth (Equity Real Estate Investment Trusts)	2,303	60,546
Eros STX Global Corp.* (Entertainment)	6,237	6,798
Escalade, Inc. (Leisure Products)	201	4,563
ESCO Technologies, Inc. (Machinery)	502	47,374
Esperion Therapeutics, Inc.* (Biotechnology)	515	7,926
Esports Technologies, Inc.* (Hotels, Restaurants & Leisure)	48	1,092
Essent Group, Ltd. (Thrifts & Mortgage Finance)	2,174	98,199
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	2,299	68,510
Ethan Allen Interiors, Inc. (Household Durables)	442	10,506
Evelo Biosciences, Inc.* (Biotechnology)	596	5,489
Eventbrite, Inc.* (Interactive Media & Services)	1,474	26,193
Everi Holdings, Inc.* (IT Services)	1,641	37,234
EverQuote, Inc.* - Class A (Interactive Media & Services)	371	11,197
EVERTEC, Inc. (IT Services)	1,189	51,959
EVI Industries, Inc.* (Trading Companies & Distributors)	112	3,017
Evo Payments, Inc.* (IT Services)	921	26,893
Evolent Health, Inc.* (Health Care Technology)	1,522	34,915
Evolus, Inc.* (Pharmaceuticals)	633	6,849
Evoqua Water Technologies Corp.* (Machinery)	2,273	75,032
Exagen, Inc.* (Health Care Providers & Services)	213	2,539
ExlService Holdings, Inc.* (IT Services)	645	73,026
eXp World Holdings, Inc.* (Real Estate Management & Development)	1,219	43,786
Exponent, Inc. (Professional Services)	1,020	109,232
Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	307	13,658

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Extreme Networks, Inc.* (Communications Equipment)	2,424	$26,688
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	415	3,411
EZCORP, Inc.* - Class A (Consumer Finance)	968	5,537
Fabrinet* (Electronic Equipment, Instruments & Components)	726	68,622
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	782	3,730
Farmers National Bancorp (Banks)	511	7,844
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	526	6,628
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	357	26,022
Fate Therapeutics, Inc.* (Biotechnology)	1,574	130,326
Fathom Holdings, Inc.* (Real Estate Management & Development)	101	2,555
FB Financial Corp. (Banks)	654	24,728
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	180	17,550
Federal Signal Corp. (Machinery)	1,183	46,859
Federated Hermes, Inc. - Class B (Capital Markets)	1,859	60,306
Ferro Corp.* (Chemicals)	1,613	33,550
FibroGen, Inc.* (Biotechnology)	1,691	21,983
Fidelity D&D Bancorp, Inc. (Banks)	79	4,029
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	347	4,646
Finance Of America Cos., Inc.* - Class A (Thrifts & Mortgage Finance)	656	4,231
Financial Institutions, Inc. (Banks)	308	9,068
Finch Therapeutics Group, Inc.* (Biotechnology)	149	1,962
First Bancorp (Banks)	553	22,120
First Bancorp (Banks)	4,232	51,334
First Bancshares, Inc. (Banks)	398	15,351
First Bank/Hamilton NJ (Banks)	306	4,077
First Busey Corp. (Banks)	998	23,553
First Commonwealth Financial Corp. (Banks)	1,874	24,681
First Community Bancshares, Inc. (Banks)	337	9,840
First Financial Bancorp (Banks)	1,889	42,503
First Financial Bankshares, Inc. (Banks)	2,550	124,541
First Financial Corp. (Banks)	237	9,492
First Foundation, Inc. (Banks)	780	18,385
First Internet Bancorp (Banks)	183	5,541
First Interstate BancSystem - Class A (Banks)	804	33,704
First Merchants Corp. (Banks)	1,063	43,296
First Mid Bancshares, Inc. (Banks)	327	13,306
First Midwest Bancorp, Inc. (Banks)	2,237	40,132
First of Long Island Corp. (Banks)	449	9,676
FirstCash, Inc. (Consumer Finance)	791	62,647
Fisker, Inc.* (Automobiles)	3,117	50,247
Five Star Bancorp (Banks)	104	2,534
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	1,024	46,858
Flexion Therapeutics, Inc.* (Biotechnology)	945	5,604
Flexsteel Industries, Inc. (Household Durables)	130	4,485
Fluent, Inc.* (Media)	851	2,119
Fluidigm Corp.* (Life Sciences Tools & Services)	1,472	10,908
Fluor Corp.* (Construction & Engineering)	2,789	46,465
Flushing Financial Corp. (Banks)	579	12,767
Focus Financial Partners, Inc.* (Capital Markets)	1,015	52,100
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	384	3,483
Forestar Group, Inc.* (Real Estate Management & Development)	335	6,857
Forian, Inc.* (Health Care Technology)	356	3,802
Forma Therapeutics Holdings, Inc.* (Biotechnology)	631	14,444
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,527	56,896
Forrester Research, Inc.* (Professional Services)	222	10,401
Forte Biosciences, Inc.* (Biotechnology)	221	6,621
Forterra, Inc.* (Construction Materials)	571	13,470
Fortress Biotech, Inc.* (Biotechnology)	1,406	4,373
Forward Air Corp. (Air Freight & Logistics)	534	47,226
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	926	11,686
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,494	42,893
Fox Factory Holding Corp.* (Auto Components)	830	134,078
Franchise Group, Inc. (Diversified Consumer Services)	556	18,882
Franklin Covey Co.* (Professional Services)	245	8,965
Franklin Electric Co., Inc. (Machinery)	911	74,483
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	2,026	10,576
Frank's International N.V.* (Energy Equipment & Services)	3,261	8,968
Frequency Therapeutics, Inc.* (Biotechnology)	628	5,231
Fresh Del Monte Produce, Inc. (Food Products)	659	20,337
Frontier Group Holdings, Inc.* (Airlines)	684	10,082
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	2,345	18,666
FRP Holdings, Inc.* (Real Estate Management & Development)	131	7,877
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	144	5,008
FTC Solar, Inc.* (Electrical Equipment)	373	3,782
FTS International, Inc.* - Class A (Energy Equipment & Services)	175	3,420
fuboTV, Inc.* (Software)	2,582	67,235
FuelCell Energy, Inc.* (Electrical Equipment)	6,385	40,417
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	435	3,180

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Fulgent Genetics, Inc.* (Health Care Providers & Services)	398	$36,716
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	642	5,309
Fulton Financial Corp. (Banks)	3,122	47,829
Funko, Inc.* (Distributors)	521	9,722
FutureFuel Corp. (Chemicals)	507	4,310
G1 Therapeutics, Inc.* (Biotechnology)	770	13,329
GAMCO Investors, Inc. - Class A (Capital Markets)	104	2,802
GAN, Ltd.* (Hotels, Restaurants & Leisure)	788	12,056
Gannett Co., Inc.* (Media)	2,763	15,943
Gatos Silver, Inc.* (Metals & Mining)	680	9,275
GATX Corp. (Trading Companies & Distributors)	693	63,929
GCM Grosvenor, Inc. - Class A (Capital Markets)	642	6,394
GCP Applied Technologies, Inc.* (Chemicals)	966	22,460
Gemini Therapeutics, Inc.* (Biotechnology)	430	1,750
Genco Shipping & Trading, Ltd. (Marine)	631	11,074
Generation Bio Co.* (Biotechnology)	860	18,696
Genesco, Inc.* (Specialty Retail)	288	16,546
Genius Brands International, Inc.* (Leisure Products)	5,542	8,701
Gentherm, Inc.* (Auto Components)	653	54,153
Genworth Financial, Inc.* (Insurance)	9,956	33,253
German American Bancorp, Inc. (Banks)	485	18,285
Geron Corp.* (Biotechnology)	5,920	7,222
Getty Realty Corp. (Equity Real Estate Investment Trusts)	783	24,735
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	3,832	23,337
Gibraltar Industries, Inc.* (Building Products)	644	48,094
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	867	25,889
Glacier Bancorp, Inc. (Banks)	1,882	97,036
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	708	16,411
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	495	11,543
Glatfelter Corp. (Paper & Forest Products)	860	13,098
Glaukos Corp.* (Health Care Equipment & Supplies)	882	44,982
Global Blood Therapeutics, Inc.* (Biotechnology)	1,175	32,113
Global Industrial Co. (Trading Companies & Distributors)	250	9,880
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	1,113	17,318
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,886	34,834
Global Water Resources, Inc. (Water Utilities)	248	4,370
Globalstar, Inc.* (Diversified Telecommunication Services)	11,920	16,450
GMS, Inc.* (Trading Companies & Distributors)	839	41,220
Gogo, Inc.* (Wireless Telecommunication Services)	1,161	12,040
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	2,019	22,532
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	332	15,109
Golden Nugget Online Gaming, Inc.* (Hotels, Restaurants & Leisure)	627	7,185
Goosehead Insurance, Inc. (Insurance)	348	41,826
GoPro, Inc.* - Class A (Household Durables)	2,452	25,108
Gorman-Rupp Co. (Machinery)	446	15,918
Gossamer Bio, Inc.* (Biotechnology)	1,221	9,597
GP Strategies Corp.* (Professional Services)	247	5,026
GrafTech International, Ltd. (Electrical Equipment)	3,347	38,055
Graham Holdings Co. - Class B (Diversified Consumer Services)	76	50,514
Granite Construction, Inc. (Construction & Engineering)	898	34,501
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,075	15,168
Gray Television, Inc. (Media)	1,678	37,201
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	426	5,402
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	1,272	19,589
Great Southern Bancorp, Inc. (Banks)	208	10,822
Great Western Bancorp, Inc. (Banks)	1,088	33,510
Green Brick Partners, Inc.* (Household Durables)	604	15,142
Green Dot Corp.* - Class A (Consumer Finance)	1,050	48,374
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	842	29,773
GreenBox POS* (IT Services)	341	3,011
Greenhill & Co., Inc. (Capital Markets)	288	4,614
Greenlane Holdings, Inc.* - Class A (Distributors)	320	1,139
Greenlight Capital Re, Ltd.* - Class A (Insurance)	535	4,708
GreenSky, Inc.* - Class A (IT Services)	1,409	9,257
Greenwich Lifesciences, Inc.* (Biotechnology)	79	3,118
Greif, Inc. - Class A (Containers & Packaging)	507	30,734
Greif, Inc. - Class B (Containers & Packaging)	116	7,062
Grid Dynamics Holdings, Inc.* (IT Services)	601	12,651
Griffon Corp. (Building Products)	913	21,109
Gritstone bio, Inc.* (Biotechnology)	793	5,297
Group 1 Automotive, Inc. (Specialty Retail)	345	59,940
Groupon, Inc.* (Internet & Direct Marketing Retail)	456	16,585
GrowGeneration Corp.* (Specialty Retail)	1,062	43,192
GT Biopharma, Inc.* (Biotechnology)	468	4,657

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
GTY Technology Holdings, Inc.* (Software)	632	$4,373
Guaranty Bancshares, Inc. (Banks)	157	5,252
Guess?, Inc. (Specialty Retail)	790	17,633
H&E Equipment Services, Inc. (Trading Companies & Distributors)	632	21,507
H.B. Fuller Co. (Chemicals)	1,024	66,171
Haemonetics Corp.* (Health Care Equipment & Supplies)	991	60,243
Hall of Fame Resort & Entertainment Co.* (Hotels, Restaurants & Leisure)	1,080	3,197
Halozyme Therapeutics, Inc.* (Biotechnology)	2,767	114,359
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	146	2,729
Hamilton Lane, Inc. (Capital Markets)	668	62,124
Hancock Whitney Corp. (Banks)	1,699	74,263
Hanger, Inc.* (Health Care Providers & Services)	737	18,086
Hanmi Financial Corp. (Banks)	599	10,920
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	1,506	85,541
HarborOne Bancorp, Inc. (Banks)	992	13,501
Harmonic, Inc.* (Communications Equipment)	1,754	15,523
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	439	11,484
Harpoon Therapeutics, Inc.* (Biotechnology)	367	3,593
Harsco Corp.* (Machinery)	1,538	30,945
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	756	5,965
Haverty Furniture Cos., Inc. (Specialty Retail)	328	11,805
Hawaiian Holdings, Inc.* (Airlines)	993	19,592
Hawkins, Inc. (Chemicals)	377	13,689
Haynes International, Inc. (Metals & Mining)	245	9,244
HBT Financial, Inc. (Banks)	188	3,072
HC2 Holdings, Inc.* (Construction & Engineering)	930	3,422
HCI Group, Inc. (Insurance)	111	11,153
Health Catalyst, Inc.* (Health Care Technology)	878	50,977
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,782	88,690
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,472	38,419
HealthEquity, Inc.* (Health Care Providers & Services)	1,606	118,811
HealthStream, Inc.* (Health Care Technology)	497	14,517
Heartland Express, Inc. (Road & Rail)	937	15,957
Heartland Financial USA, Inc. (Banks)	792	36,131
Hecla Mining Co. (Metals & Mining)	10,439	69,837
Heidrick & Struggles International, Inc. (Professional Services)	380	16,230
Helen of Troy, Ltd.* (Household Durables)	480	107,226
Helios Technologies, Inc. (Machinery)	635	51,340
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,810	11,662
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,068	59,289
Hemisphere Media Group, Inc.* (Media)	312	3,966
Herc Holdings, Inc.* (Trading Companies & Distributors)	490	60,780
Heritage Commerce Corp. (Banks)	1,148	12,444
Heritage Financial Corp. (Banks)	697	16,860
Heritage Insurance Holdings, Inc. (Insurance)	507	3,721
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	307	8,651
Herman Miller, Inc. (Commercial Services & Supplies)	1,461	63,042
Heron Therapeutics, Inc.* (Biotechnology)	1,814	22,421
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	634	5,966
Heska Corp.* (Health Care Equipment & Supplies)	188	45,252
HF Foods Group, Inc.* (Food & Staples Retailing)	711	3,676
Hibbett, Inc. (Specialty Retail)	319	28,283
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	98	1,068
Hillenbrand, Inc. (Machinery)	1,476	66,863
Hilltop Holdings, Inc. (Banks)	1,268	40,170
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	1,680	68,326
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	28	8,372
HireQuest, Inc. (Professional Services)	100	1,830
HNI Corp. (Commercial Services & Supplies)	855	31,892
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	150	5,268
Home BancShares, Inc. (Banks)	2,995	63,434
Home Point Capital, Inc.* (Thrifts & Mortgage Finance)	144	717
HomeStreet, Inc. (Thrifts & Mortgage Finance)	408	15,386
HomeTrust Bancshares, Inc. (Banks)	298	7,846
Homology Medicines, Inc.* (Biotechnology)	824	5,241
Honest Co., Inc. (The)* (Personal Products)	488	7,013
Hooker Furniture Corp. (Household Durables)	230	7,634
Hookipa Pharma, Inc.* (Biotechnology)	377	2,914
Hope Bancorp, Inc. (Banks)	2,336	30,952
Horace Mann Educators Corp. (Insurance)	819	32,604
Horizon Bancorp, Inc. (Banks)	841	14,053
Hostess Brands, Inc.* (Food Products)	2,573	41,400
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	2,496	28,255
Houlihan Lokey, Inc. (Capital Markets)	1,020	90,883
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	100	10,439
Howard Bancorp, Inc.* (Banks)	259	5,102

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Hub Group, Inc.* - Class A (Air Freight & Logistics)	650	$43,082
Humanigen, Inc.* (Biotechnology)	881	14,202
Huron Consulting Group, Inc.* (Professional Services)	439	21,568
Hydrofarm Holdings Group, Inc.* (Machinery)	222	10,953
Hyliion Holdings Corp.* (Machinery)	2,302	22,329
HyreCar, Inc.* (Diversified Consumer Services)	344	6,013
Hyster-Yale Materials Handling, Inc. (Machinery)	196	14,041
I3 Verticals, Inc.* - Class A (IT Services)	406	12,960
IBEX, Ltd.* (Commercial Services & Supplies)	111	2,290
iBio, Inc.* (Biotechnology)	4,243	5,261
iCAD, Inc.* (Health Care Technology)	430	6,304
ICF International, Inc. (Professional Services)	363	33,240
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	545	28,106
Ideanomics, Inc.* (Software)	8,022	19,012
Ideaya Biosciences, Inc.* (Biotechnology)	551	13,500
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	406	6,610
IDT Corp.* - Class B (Diversified Telecommunication Services)	393	19,571
IES Holdings, Inc.* (Construction & Engineering)	170	9,250
IGM Biosciences, Inc.* (Biotechnology)	158	10,746
iHeartMedia, Inc.* - Class A (Media)	2,199	56,844
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	2,054	143,389
Ikena Oncology, Inc.* (Biotechnology)	178	1,764
IMAX Corp.* (Entertainment)	979	15,801
Immunic, Inc.* (Biotechnology)	305	2,693
ImmunityBio, Inc.* (Biotechnology)	1,313	14,390
ImmunoGen, Inc.* (Biotechnology)	3,836	21,520
Immunovant, Inc.* (Biotechnology)	737	7,709
Impel Neuropharma, Inc.* (Biotechnology)	106	1,490
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	366	16,836
Inari Medical, Inc.* (Health Care Equipment & Supplies)	667	59,890
Independence Holding Co. (Insurance)	84	3,758
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,006	38,676
Independent Bank Corp. (Banks)	647	45,730
Independent Bank Corp. (Banks)	410	8,622
Independent Bank Group, Inc. (Banks)	739	51,508
Indus Realty Trust, Inc. (Real Estate Management & Development)	87	5,877
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	1,276	34,580
Infinera Corp.* (Communications Equipment)	3,494	34,626
Infinity Pharmaceuticals, Inc.* (Biotechnology)	1,719	3,644
Infrastructure and Energy Alternatives, Inc.* (Construction & Engineering)	410	4,949
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	352	6,424
Ingevity Corp.* (Chemicals)	790	67,103
Ingles Markets, Inc. (Food & Staples Retailing)	276	16,494
Inhibrx, Inc.* (Biotechnology)	548	15,596
Innospec, Inc. (Chemicals)	482	42,633
Innovage Holding Corp.* (Health Care Providers & Services)	360	6,070
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	465	99,971
Innoviva, Inc.* (Pharmaceuticals)	1,242	17,612
Inogen, Inc.* (Health Care Equipment & Supplies)	384	30,632
Inotiv, Inc.* (Life Sciences Tools & Services)	254	6,634
Inovalon Holdings, Inc.* (Health Care Technology)	1,483	56,176
Inovio Pharmaceuticals, Inc.* (Biotechnology)	4,059	34,096
Inozyme Pharma, Inc.* (Biotechnology)	283	4,746
Inseego Corp.* (Communications Equipment)	1,637	14,226
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	686	68,861
Insmed, Inc.* (Biotechnology)	2,027	49,864
Insperity, Inc. (Professional Services)	713	70,623
Inspire Medical Systems, Inc.* (Health Care Technology)	528	96,708
Installed Building Products, Inc. (Household Durables)	466	55,920
Insteel Industries, Inc. (Building Products)	366	14,212
Instil Bio, Inc.* (Biotechnology)	342	5,147
Integer Holdings Corp.* (Health Care Equipment & Supplies)	645	63,139
Intellia Therapeutics, Inc.* (Biotechnology)	1,330	188,660
Intelligent Systems Corp.* (Software)	145	4,900
Inter Parfums, Inc. (Personal Products)	351	26,981
Intercept Pharmaceuticals, Inc.* (Biotechnology)	550	9,504
InterDigital, Inc. (Communications Equipment)	608	40,061
Interface, Inc. (Commercial Services & Supplies)	1,141	16,453
International Bancshares Corp. (Banks)	1,056	41,268
International Game Technology PLC* (Hotels, Restaurants & Leisure)	1,963	36,806
International Money Express, Inc.* (IT Services)	629	10,184
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	808	13,292
Intersect ENT, Inc.* (Pharmaceuticals)	654	15,271
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,388	47,650
Intrepid Potash, Inc.* (Chemicals)	195	5,909
Invacare Corp.* (Health Care Equipment & Supplies)	661	4,779
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	4,873	16,763

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Investors Bancorp, Inc. (Banks)	4,493	$62,093
Investors Title Co. (Insurance)	26	4,330
Invitae Corp.* (Biotechnology)	3,934	110,112
iRadimed Corp.* (Health Care Equipment & Supplies)	125	4,208
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	579	29,598
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,347	99,113
iRobot Corp.* (Household Durables)	549	48,038
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,852	37,846
iStar, Inc. (Equity Real Estate Investment Trusts)	1,390	33,680
iTeos Therapeutics, Inc.* (Biotechnology)	397	9,540
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	819	5,102
Itron, Inc.* (Electronic Equipment, Instruments & Components)	888	87,575
IVERIC bio, Inc.* (Biotechnology)	1,778	15,344
J & J Snack Foods Corp. (Food Products)	290	47,670
j2 Global, Inc.* (Software)	853	120,503
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	451	49,096
James River Group Holdings, Ltd. (Insurance)	703	25,575
JELD-WEN Holding, Inc.* (Building Products)	1,649	43,666
JFrog, Ltd.* (Software)	1,013	44,390
JOANN, Inc. (Specialty Retail)	228	3,525
John B Sanfilippo & Son, Inc. (Food Products)	174	16,071
John Bean Technologies Corp. (Machinery)	616	90,293
John Wiley & Sons, Inc. - Class A (Media)	847	49,787
Johnson Outdoors, Inc. - Class A (Leisure Products)	103	12,192
Jounce Therapeutics, Inc.* (Biotechnology)	647	3,261
Kadant, Inc. (Machinery)	226	40,709
Kadmon Holdings, Inc.* (Biotechnology)	3,403	12,795
Kaiser Aluminum Corp. (Metals & Mining)	310	37,721
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	949	3,274
Kaleido Biosciences, Inc.* (Pharmaceuticals)	380	2,063
KalVista Pharmaceuticals, Inc.* (Biotechnology)	390	7,855
Kaman Corp. - Class A (Trading Companies & Distributors)	543	24,082
KAR Auction Services, Inc.* (Commercial Services & Supplies)	2,444	40,277
Karat Packaging, Inc.* (Trading Companies & Distributors)	90	2,003
Karuna Therapeutics, Inc.* (Biotechnology)	436	49,800
Karyopharm Therapeutics, Inc.* (Biotechnology)	1,414	11,779
KB Home (Household Durables)	1,761	74,737
KBR, Inc. (IT Services)	2,777	107,469
Kearny Financial Corp. (Thrifts & Mortgage Finance)	1,434	17,251
Kelly Services, Inc.* - Class A (Professional Services)	691	15,147
KemPharm, Inc.* (Pharmaceuticals)	561	5,660
Kennametal, Inc. (Machinery)	1,642	59,523
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	2,358	47,608
Keros Therapeutics, Inc.* (Biotechnology)	306	11,261
Kezar Life Sciences, Inc.* (Biotechnology)	672	3,273
Kforce, Inc. (Professional Services)	403	25,159
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	473	9,644
Kimball International, Inc. - Class B (Commercial Services & Supplies)	709	8,777
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	573	8,784
Kinnate Biopharma, Inc.* (Biotechnology)	266	5,740
Kinsale Capital Group, Inc. (Insurance)	422	75,388
Kirkland's, Inc.* (Specialty Retail)	275	5,352
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,638	33,022
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	635	13,532
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,748	35,030
Kodiak Sciences, Inc.* (Biotechnology)	658	55,167
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,019	56,432
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,524	10,272
Koppers Holdings, Inc.* (Chemicals)	408	12,530
Korn Ferry (Professional Services)	1,048	72,040
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	7,956	18,378
Kraton Corp.* (Chemicals)	617	23,563
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	2,409	65,524
Kronos Bio, Inc.* (Chemicals)	762	15,583
Kronos Worldwide, Inc. (Chemicals)	437	6,079
Krystal Biotech, Inc.* (Biotechnology)	352	20,571
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,202	65,341
Kura Oncology, Inc.* (Biotechnology)	1,248	23,637
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	67	3,258
KVH Industries, Inc.* (Communications Equipment)	298	3,373
Kymera Therapeutics, Inc.* (Biotechnology)	568	34,182
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	2,232	25,489
Laird Superfood, Inc.* (Food Products)	122	3,404
Lakeland Bancorp, Inc. (Banks)	960	15,715
Lakeland Financial Corp. (Banks)	479	32,031
Lancaster Colony Corp. (Food Products)	373	73,806
Landec Corp.* (Food Products)	513	5,612

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Landos Biopharma, Inc.* (Pharmaceuticals)	127	$1,394
Lands' End, Inc.* (Internet & Direct Marketing Retail)	282	10,809
Landsea Homes Corp.* (Household Durables)	118	992
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,323	34,623
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	247	13,600
Latham Group, Inc.* (Leisure Products)	456	12,440
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,665	151,238
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	2,077	30,760
Lawson Products, Inc.* (Trading Companies & Distributors)	93	4,882
La-Z-Boy, Inc. (Household Durables)	903	30,323
Lazydays Holdings, Inc.* (Specialty Retail)	144	3,005
LCI Industries (Auto Components)	487	71,014
Legacy Housing Corp.* (Household Durables)	158	2,787
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	353	19,224
LendingClub Corp.* (Consumer Finance)	1,894	46,214
LendingTree, Inc.* (Thrifts & Mortgage Finance)	228	44,510
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,333	4,719
Lexington Realty Trust (Equity Real Estate Investment Trusts)	5,388	70,852
LGI Homes, Inc.* (Household Durables)	436	74,512
LHC Group, Inc.* (Health Care Providers & Services)	600	129,107
Liberty Latin America, Ltd.* - Class A (Media)	842	11,493
Liberty Latin America, Ltd.* - Class C (Media)	3,035	41,974
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	197	5,228
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	717	18,965
Liberty Oilfield Services, Inc.* (Energy Equipment & Services)	1,700	17,323
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	1,431	5,982
Lifetime Brands, Inc. (Household Durables)	249	3,752
Ligand Pharmaceuticals, Inc.* (Biotechnology)	296	33,599
Limelight Networks, Inc.* (IT Services)	2,454	6,896
Limoneira Co. (Food Products)	308	5,516
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	602	8,241
Lindsay Corp. (Machinery)	214	34,388
Lineage Cell Therapeutics, Inc.* (Biotechnology)	2,381	6,262
Lions Gate Entertainment Corp.* - Class A (Entertainment)	1,144	17,194
Lions Gate Entertainment Corp.* - Class B (Entertainment)	2,263	30,234
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	521	10,337
LivaNova PLC* (Health Care Equipment & Supplies)	965	83,280
Live Oak Bancshares, Inc. (Banks)	619	37,258
Livent Corp.* (Chemicals)	2,887	56,325
LivePerson, Inc.* (Software)	1,258	80,122
LiveRamp Holdings, Inc.* (IT Services)	1,278	51,133
LiveXLive Media, Inc.* (Entertainment)	1,040	3,682
Loral Space & Communications, Inc. (Media)	252	8,918
Lordstown Motors Corp.* - Class A (Automobiles)	2,202	13,740
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	764	28,917
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	563	10,742
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	598	7,373
Luther Burbank Corp. (Thrifts & Mortgage Finance)	307	3,979
Luxfer Holdings PLC (Machinery)	558	11,634
Lydall, Inc.* (Machinery)	343	20,992
M.D.C Holdings, Inc. (Household Durables)	1,123	59,878
M/I Homes, Inc.* (Household Durables)	561	36,302
Macatawa Bank Corp. (Banks)	516	4,293
Mack-Cali Realty Corp.* (Equity Real Estate Investment Trusts)	1,725	31,050
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	956	59,004
Macquarie Infrastructure Corp. (Transportation Infrastructure)	1,451	57,315
MacroGenics, Inc.* (Biotechnology)	1,158	28,904
Macy's, Inc.* (Multiline Retail)	6,169	104,873
Madison Square Garden Entertainment Corp.* (Entertainment)	473	33,091
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	223	19,472
Magellan Health, Inc.* (Health Care Providers & Services)	466	43,953
Magenta Therapeutics, Inc.* (Biotechnology)	587	4,179
Magnite, Inc.* (Internet & Direct Marketing Retail)	2,062	62,479
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	2,734	38,276
Maiden Holdings, Ltd.* (Insurance)	1,365	4,614
Malibu Boats, Inc.* (Leisure Products)	407	34,050
MannKind Corp.* (Biotechnology)	4,848	19,877
ManTech International Corp. - Class A (IT Services)	538	47,053
Marathon Digital Holdings, Inc.* (IT Services)	1,874	51,779
Marcus & Millichap, Inc.* (Real Estate Management & Development)	466	18,542
Marine Products Corp. (Leisure Products)	160	2,618
MarineMax, Inc.* (Specialty Retail)	422	22,699

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	725	$10,658
Marlin Business Services Corp. (Diversified Financial Services)	159	3,587
Marrone Bio Innovations, Inc.* (Chemicals)	1,967	2,459
Marten Transport, Ltd. (Road & Rail)	1,169	18,494
Masonite International Corp.* (Building Products)	482	54,543
MasterCraft Boat Holdings, Inc.* (Leisure Products)	369	9,838
Matador Resources Co. (Oil, Gas & Consumable Fuels)	2,175	67,208
Materion Corp. (Metals & Mining)	400	28,544
Matrix Service Co.* (Energy Equipment & Services)	511	5,575
Matson, Inc. (Marine)	844	56,649
Matthews International Corp. - Class A (Commercial Services & Supplies)	608	21,037
MAX Holdings, Inc. (Real Estate Management & Development)	363	12,451
Maxar Technologies, Inc. (Aerospace & Defense)	1,408	51,068
MAXIMUS, Inc. (IT Services)	1,204	107,155
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,373	66,220
Mayville Engineering Co., Inc.* (Metals & Mining)	176	3,092
MBIA, Inc.* (Insurance)	941	12,280
McGrath RentCorp (Commercial Services & Supplies)	474	37,171
MDC Partners, Inc.* - Class A (Media)	1,227	6,883
MedAvail Holdings, Inc.* (Food & Staples Retailing)	230	1,941
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	407	13,594
Medifast, Inc. (Personal Products)	229	65,383
MEDNAX, Inc.* (Health Care Providers & Services)	1,495	43,534
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	569	100,110
MEI Pharma, Inc.* (Biotechnology)	2,128	5,746
MeiraGTx Holdings PLC* (Biotechnology)	585	8,184
Mercantile Bank Corp. (Banks)	311	9,719
Merchants Bancorp (Thrifts & Mortgage Finance)	193	7,072
Meredith Corp.* (Media)	783	34,170
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	918	17,543
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	837	17,159
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,008	70,651
Meritage Homes Corp.* (Household Durables)	736	79,915
Meritor, Inc.* (Machinery)	1,379	33,551
Mersana Therapeutics, Inc.* (Biotechnology)	1,352	14,872
Mesa Air Group, Inc.* (Airlines)	674	6,012
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	96	28,273
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	617	30,665
Meta Materials, Inc.* (Oil, Gas & Consumable Fuels)	1,208	4,228
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	750	35,873
Metrocity Bankshares, Inc. (Banks)	373	7,449
MetroMile, Inc.* (Insurance)	721	5,112
Metropolitan Bank Holding Corp.* (Banks)	151	10,726
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	8,693	40,596
MGE Energy, Inc. (Electric Utilities)	715	55,856
MGP Ingredients, Inc. (Beverages)	278	16,583
MicroStrategy, Inc.* - Class A (Software)	154	96,406
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	3,109	42,811
Mid Penn Bancorp, Inc. (Banks)	193	5,028
Middlesex Water Co. (Water Utilities)	339	34,490
Midland States Bancorp, Inc. (Banks)	426	10,484
MidwestOne Financial Group, Inc. (Banks)	284	8,273
Miller Industries, Inc. (Machinery)	218	8,177
Mimecast, Ltd.* (Software)	1,171	65,049
MiMedx Group, Inc.* (Biotechnology)	2,181	26,739
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	6,323	19,348
Minerals Technologies, Inc. (Chemicals)	660	52,945
Mirum Pharmaceuticals, Inc.* (Biotechnology)	71	1,026
Misonix, Inc.* (Health Care Equipment & Supplies)	240	6,370
Mission Produce, Inc.* (Food Products)	728	14,101
Mistras Group, Inc.* (Professional Services)	392	4,116
Mitek System, Inc.* (Software)	824	18,219
Model N, Inc.* (Software)	683	22,109
Modine Manufacturing Co.* (Auto Components)	982	16,429
ModivCare, Inc.* (Health Care Providers & Services)	244	41,480
Moelis & Co. (Capital Markets)	1,201	71,159
Molecular Templates, Inc.* (Biotechnology)	726	5,082
Momentive Global, Inc.* (Software)	2,516	52,836
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	255	16,282
MoneyGram International, Inc.* (IT Services)	1,531	15,831
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	1,871	35,624
Monro, Inc. (Specialty Retail)	652	37,816
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	439	23,570
Moog, Inc. - Class A (Aerospace & Defense)	568	44,230
Morphic Holding, Inc.* (Biotechnology)	407	23,451
Motorcar Parts of America, Inc.* (Auto Components)	369	8,207

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	309	$9,292
MP Materials Corp.* (Metals & Mining)	1,432	53,872
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	1,393	51,792
MRC Global, Inc.* (Trading Companies & Distributors)	1,581	14,498
Mueller Industries, Inc. (Machinery)	1,103	47,870
Mueller Water Products, Inc. - Class A (Machinery)	3,093	45,838
Multiplan Corp.* (Health Care Technology)	7,836	63,080
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,878	62,481
Murphy USA, Inc. (Specialty Retail)	495	73,017
Mustang Bio, Inc.* (Biotechnology)	1,366	3,948
MVB Financial Corp. (Banks)	193	8,000
Myers Industries, Inc. (Containers & Packaging)	709	15,017
MYR Group, Inc.* (Construction & Engineering)	324	30,984
Myriad Genetics, Inc.* (Biotechnology)	1,503	47,540
Nabors Industries, Ltd.* (Energy Equipment & Services)	139	12,164
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	891	55,189
Nanthealth, Inc.* (Health Care Technology)	520	1,040
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	285	10,075
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	56	3,598
National Bank Holdings Corp. (Banks)	580	20,567
National Beverage Corp. (Beverages)	461	20,920
National CineMedia, Inc. (Media)	1,155	4,019
National Energy Services Reunited Corp.* (Energy Equipment & Services)	585	7,547
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	859	58,610
National Healthcare Corp. (Health Care Providers & Services)	247	19,180
National Presto Industries, Inc. (Aerospace & Defense)	100	9,648
National Research Corp. (Health Care Providers & Services)	275	14,515
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,379	74,700
National Vision Holdings, Inc.* (Specialty Retail)	1,603	86,529
National Western Life Group, Inc. - Class A (Insurance)	50	10,395
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	181	2,024
Nature's Sunshine Products, Inc. (Personal Products)	233	4,098
Natus Medical, Inc.* (Health Care Equipment & Supplies)	662	17,675
Nautilus, Inc.* (Leisure Products)	585	8,453
Navient Corp. (Consumer Finance)	3,461	70,707
NBT Bancorp, Inc. (Banks)	829	28,891
Neenah, Inc. (Paper & Forest Products)	331	16,639
Nelnet, Inc. - Class A (Consumer Finance)	333	25,075
NEOGAMES SA* (Hotels, Restaurants & Leisure)	109	5,259
Neogen Corp.* (Health Care Equipment & Supplies)	2,114	92,086
NeoGenomics, Inc.* (Life Sciences Tools & Services)	2,226	102,619
Neoleukin Therapeutics, Inc.* (Biotechnology)	691	4,830
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	990	9,603
NETGEAR, Inc.* (Communications Equipment)	592	20,276
NetScout Systems, Inc.* (Communications Equipment)	1,378	39,631
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	779	20,215
Neuronetics, Inc.* (Health Care Equipment & Supplies)	490	6,497
NeuroPace, Inc.* (Health Care Equipment & Supplies)	137	2,918
Nevro Corp.* (Health Care Equipment & Supplies)	679	105,245
New Jersey Resources Corp. (Gas Utilities)	1,897	73,072
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	1,608	14,826
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	7,455	32,578
NewAge, Inc.* (Beverages)	2,614	4,993
Newmark Group, Inc. (Real Estate Management & Development)	2,930	37,738
Newpark Resources, Inc.* (Energy Equipment & Services)	1,752	5,659
NexImmune, Inc.* (Biotechnology)	133	1,420
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	437	25,761
NextGen Healthcare, Inc.* (Health Care Technology)	1,103	17,891
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	3,396	12,973
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	619	12,621
NI Holdings, Inc.* (Insurance)	168	3,321
Nicolet Bankshares, Inc.* (Banks)	175	12,668
Nikola Corp.* (Machinery)	3,937	46,732
Nkarta, Inc.* (Biotechnology)	277	8,798
NL Industries, Inc. (Commercial Services & Supplies)	164	989
nLight, Inc.* (Electronic Equipment, Instruments & Components)	835	28,966
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,649	36,311
NN, Inc.* (Machinery)	839	5,739
Noodles & Co.* (Hotels, Restaurants & Leisure)	798	9,528
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	2,965	7,739

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	939	$16,217
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	898	14,772
Northrim Bancorp, Inc. (Banks)	119	4,858
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	2,404	31,997
Northwest Natural Holding Co. (Gas Utilities)	599	31,322
Northwest Pipe Co.* (Construction & Engineering)	190	5,398
NorthWestern Corp. (Multi-Utilities)	997	61,804
Novagold Resources, Inc.* (Metals & Mining)	4,658	36,426
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	693	97,303
NOW, Inc.* (Trading Companies & Distributors)	2,165	21,369
Nu Skin Enterprises, Inc. - Class A (Personal Products)	976	52,401
Nurix Therapeutics, Inc.* (Biotechnology)	615	18,905
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,017	65,037
Nuvation Bio, Inc.* (Pharmaceuticals)	695	6,005
NV5 Global, Inc.* (Construction & Engineering)	251	23,845
NVE Corp. (Semiconductors & Semiconductor Equipment)	94	7,057
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	396	36,317
Oceaneering International, Inc.* (Energy Equipment & Services)	1,956	25,937
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	1,161	22,640
Ocugen, Inc.* (Biotechnology)	3,626	24,330
Ocular Therapeutix, Inc.* (Pharmaceuticals)	1,505	16,570
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	160	4,184
Office Properties Income Trust (Equity Real Estate Investment Trusts)	940	27,241
OFG Bancorp (Banks)	998	23,054
O-I Glass, Inc.* (Containers & Packaging)	3,103	45,894
Oil States International, Inc.* (Energy Equipment & Services)	1,190	6,735
Oil-Dri Corp. of America (Household Products)	102	3,628
Old National Bancorp (Banks)	3,245	52,212
Old Second Bancorp, Inc. (Banks)	545	6,311
Olema Pharmaceuticals, Inc.* (Biotechnology)	238	5,588
Olympic Steel, Inc. (Metals & Mining)	184	5,542
Omega Flex, Inc. (Machinery)	61	9,566
Omeros Corp.* (Pharmaceuticals)	1,184	17,168
Omnicell, Inc.* (Health Care Technology)	845	123,793
ON24, Inc.* (Software)	177	6,464
Oncocyte Corp.* (Biotechnology)	1,391	7,150
Oncorus, Inc.* (Biotechnology)	401	5,141
Oncternal Therapeutics, Inc.* (Biotechnology)	869	3,389
ONE Gas, Inc. (Gas Utilities)	1,036	76,436
ONE Group Hospitality, Inc. (The)* (Hotels, Restaurants & Leisure)	384	3,514
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	316	9,666
OneSpan, Inc.* (Software)	692	17,072
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	1,038	10,255
Onewater Marine, Inc. (Specialty Retail)	201	9,443
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	956	66,996
Ontrak, Inc.* (Health Care Providers & Services)	169	4,565
Ooma, Inc.* (Diversified Telecommunication Services)	427	7,921
Open Lending Corp.* - Class A (Capital Markets)	2,047	77,786
OPKO Health, Inc.* (Biotechnology)	7,718	26,550
Oportun Financial Corp.* (Consumer Finance)	409	8,622
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	181	8,136
OptimizeRx Corp.* (Health Care Technology)	331	18,294
Option Care Health, Inc.* (Health Care Providers & Services)	2,172	45,004
Oramed Pharmaceuticals, Inc.* (Pharmaceuticals)	524	7,436
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,405	16,565
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,465	16,540
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,862	9,217
Organogenesis Holdings, Inc.* (Biotechnology)	749	11,490
ORIC Pharmaceuticals, Inc.* (Biotechnology)	579	9,640
Origin Bancorp, Inc. (Banks)	434	17,655
Orion Engineered Carbons SA* (Chemicals)	1,190	21,515
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	890	62,069
Orrstown Financial Services, Inc. (Banks)	214	4,933
Ortho Clinical Diagnostics Holdings PLC* (Health Care Equipment & Supplies)	1,737	39,030
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	372	14,783
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	272	17,092
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	333	33,317
Otter Tail Corp. (Electric Utilities)	808	41,038
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	570	5,238
Outfront Media, Inc.* (Equity Real Estate Investment Trusts)	2,858	68,278
Outlook Therapeutics, Inc.* (Biotechnology)	1,719	3,885
Outset Medical, Inc.* (Health Care Equipment & Supplies)	898	36,782

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	844	$58,776
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	5,147	132,072
Owens & Minor, Inc. (Health Care Providers & Services)	1,424	65,860
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	316	27,470
Oyster Point Pharma, Inc.* (Biotechnology)	218	3,107
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	3,818	122,748
Pacific Premier Bancorp, Inc. (Banks)	1,841	69,921
Pacira BioSciences, Inc.* (Pharmaceuticals)	857	50,520
Pactiv Evergreen, Inc. (Containers & Packaging)	845	12,227
PAE, Inc.* (Aerospace & Defense)	1,363	12,158
PagerDuty, Inc.* (Software)	1,585	64,335
Palomar Holdings, Inc.* (Insurance)	483	39,331
PAM Transportation Services, Inc.* (Road & Rail)	36	2,250
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	650	74,178
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	879	14,398
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	466	28,449
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	3,666	35,780
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	899	4,675
Park Aerospace Corp. (Aerospace & Defense)	384	5,722
Park National Corp. (Banks)	283	32,237
Park-Ohio Holdings Corp. (Machinery)	167	4,858
Parsons Corp.* (Aerospace & Defense)	517	19,967
Party City Holdco, Inc.* (Specialty Retail)	2,170	18,532
Passage Bio, Inc.* (Biotechnology)	728	8,590
Patrick Industries, Inc. (Building Products)	446	36,853
Patterson Cos., Inc. (Health Care Providers & Services)	1,683	52,392
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,663	29,377
PAVmed, Inc.* (Health Care Equipment & Supplies)	1,411	9,694
Paya Holdings, Inc.* (IT Services)	1,614	18,545
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	1,891	17,340
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	218	10,368
PCSB Financial Corp. (Thrifts & Mortgage Finance)	267	4,817
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	1,952	77,202
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	583	10,908
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	1,360	15,926
Peapack Gladstone Financial Corp. (Banks)	360	11,596
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	2,553	57,417
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	303	5,602
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	694	43,646
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	1,924	37,941
Peoples Bancorp, Inc. (Banks)	354	10,439
Peoples Financial Services Corp. (Banks)	138	5,920
Perdoceo Education Corp.* (Diversified Consumer Services)	1,382	16,391
Perficient, Inc.* (IT Services)	639	60,251
Performance Food Group Co.* (Food & Staples Retailing)	2,591	118,719
Perpetua Resources Corp.* (Metals & Mining)	526	2,993
Personalis, Inc.* (Life Sciences Tools & Services)	699	14,672
Petiq, Inc.* (Health Care Providers & Services)	518	18,316
PetMed Express, Inc. (Internet & Direct Marketing Retail)	387	12,148
PGT Innovations, Inc.* (Building Products)	1,149	25,944
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	398	12,776
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	401	9,492
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,210	16,178
Phreesia, Inc.* (Health Care Technology)	748	51,126
Physicians Realty Trust (Equity Real Estate Investment Trusts)	4,235	80,253
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	2,435	46,314
Ping Identity Holding Corp.* (Software)	854	18,848
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	228	2,638
Piper Sandler Cos. (Capital Markets)	348	42,696
Pitney Bowes, Inc. (Commercial Services & Supplies)	3,453	27,624
PJT Partners, Inc. - Class A (Capital Markets)	472	36,896
Plantronics, Inc.* (Communications Equipment)	670	20,897
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	539	4,183
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	213	6,002
Plexus Corp.* (Electronic Equipment, Instruments & Components)	556	50,218
Pliant Therapeutics, Inc.* (Pharmaceuticals)	472	9,534
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	575	13,271
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	515	17,515
PNM Resources, Inc. (Electric Utilities)	1,681	81,243

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
PolyMet Mining Corp.* (Metals & Mining)	567	$1,741
Porch Group, Inc.* (Internet & Direct Marketing Retail)	312	5,781
Portage Biotech, Inc.* (Biotechnology)	71	1,075
Portland General Electric Co. (Electric Utilities)	1,768	86,455
Poseida Therapeutics, Inc.* (Biotechnology)	565	4,582
Postal Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	237	4,555
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	1,297	67,366
Powell Industries, Inc. (Electrical Equipment)	179	5,207
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,186	115,029
PQ Group Holdings, Inc. (Chemicals)	1,008	15,684
PRA Group, Inc.* (Consumer Finance)	892	34,601
Praxis Precision Medicines, Inc.* (Biotechnology)	479	7,472
Precigen, Inc.* (Biotechnology)	1,862	10,222
Precision BioSciences, Inc.* (Biotechnology)	933	9,199
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	984	10,371
Preferred Bank (Banks)	271	15,984
Preformed Line Products Co. (Electrical Equipment)	58	3,974
Prelude Therapeutics, Inc.* (Biotechnology)	212	6,792
Premier Financial Bancorp, Inc. (Banks)	248	4,221
Premier Financial Corp. (Thrifts & Mortgage Finance)	726	19,442
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	983	51,657
PriceSmart, Inc. (Food & Staples Retailing)	460	41,280
Primis Financial Corp. (Banks)	474	7,371
Primo Water Corp. (Beverages)	3,088	51,045
Primoris Services Corp. (Construction & Engineering)	1,050	31,395
Priority Technology Holdings, Inc.* (IT Services)	196	1,200
Privia Health Group, Inc.* (Health Care Providers & Services)	385	15,978
ProAssurance Corp. (Insurance)	1,055	21,395
PROG Holdings, Inc.* (Consumer Finance)	1,318	57,689
Progress Software Corp. (Software)	863	39,344
Progyny, Inc.* (Health Care Providers & Services)	1,239	69,000
Prometheus Biosciences, Inc.* (Biotechnology)	222	4,655
ProPetro Holding Corp.* (Energy Equipment & Services)	1,676	12,654
PROS Holdings, Inc.* (Software)	785	34,085
ProSight Global, Inc.* (Insurance)	185	2,361
Protagonist Therapeutics, Inc.* (Biotechnology)	812	40,137
Prothena Corp. PLC* (Biotechnology)	669	33,517
Proto Labs, Inc.* (Machinery)	546	42,692
Provention Bio, Inc.* (Pharmaceuticals)	1,089	6,610
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	310	4,892
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,490	32,184
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	395	60,700
PTC Therapeutics, Inc.* (Biotechnology)	1,364	52,282
Pulmonx Corp.* (Health Care Equipment & Supplies)	499	19,790
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	273	5,597
Puma Biotechnology, Inc.* (Biotechnology)	627	4,715
Pure Cycle Corp.* (Water Utilities)	378	5,844
PureCycle Technologies, Inc.* (Chemicals)	647	9,582
Purple Innovation, Inc.* (Household Durables)	986	25,971
Pzena Investment Management, Inc. - Class A (Capital Markets)	332	3,801
Q2 Holdings, Inc.* (Software)	1,074	110,955
QAD, Inc. (Software)	233	20,213
QCR Holdings, Inc. (Banks)	302	14,825
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,350	104,910
Quaker Chemical Corp. (Chemicals)	265	66,711
Qualys, Inc.* (Software)	669	67,944
Quanex Building Products Corp. (Building Products)	658	16,345
Quanterix Corp.* (Life Sciences Tools & Services)	606	32,209
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	1,097	6,801
QuinStreet, Inc.* (Interactive Media & Services)	975	17,882
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	1,745	18,951
Quotient, Ltd.* (Health Care Equipment & Supplies)	1,541	5,255
R. R. Donnelley & Sons Co.* (Commercial Services & Supplies)	1,391	8,513
R1 RCM, Inc.* (Health Care Providers & Services)	2,584	55,323
Rackspace Technology, Inc.* (IT Services)	1,056	18,744
Radian Group, Inc. (Thrifts & Mortgage Finance)	3,775	85,239
Radiant Logistics, Inc.* (Air Freight & Logistics)	771	4,796
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	864	13,245
Radius Health, Inc.* (Biotechnology)	919	13,904
RadNet, Inc.* (Health Care Providers & Services)	879	32,294
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	191	9,667
Rain Therapeutics, Inc.* (Biotechnology)	146	2,431
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,201	52,076

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	4,695	$71,505
Ranpak Holdings Corp.* (Containers & Packaging)	686	17,575
Rapid7, Inc.* (Software)	1,079	122,736
RAPT Therapeutics, Inc.* (Biotechnology)	353	10,827
Raven Industries, Inc.* (Industrial Conglomerates)	700	40,775
Rayonier Advanced Materials, Inc.* (Chemicals)	1,213	8,455
RBB Bancorp (Banks)	279	6,676
RBC Bearings, Inc.* (Machinery)	486	114,210
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	164	10,293
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	1,136	17,176
Realogy Holdings Corp.* (Real Estate Management & Development)	2,262	40,083
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	539	67,543
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	415	12,595
Red River Bancshares, Inc. (Banks)	89	4,535
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	306	8,026
Red Rock Resorts, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,211	47,713
Redfin Corp.* (Real Estate Management & Development)	1,998	117,023
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,220	26,351
REGENXBIO, Inc.* (Biotechnology)	775	25,048
Regional Management Corp. (Consumer Finance)	161	8,329
Regis Corp.* (Diversified Consumer Services)	464	3,698
Rekor Systems, Inc.* (Professional Services)	616	4,854
Relay Therapeutics, Inc.* (Biotechnology)	1,149	37,274
Reliant Bancorp, Inc. (Banks)	299	8,312
Relmada Therapeutics, Inc.* (Pharmaceuticals)	295	7,670
Renasant Corp. (Banks)	1,085	38,170
Reneo Pharmaceuticals, Inc.* (Biotechnology)	124	1,016
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	879	53,839
Rent-A-Center, Inc. (Specialty Retail)	1,295	74,100
Repay Holdings Corp.* (IT Services)	1,512	37,664
Replimune Group, Inc.* (Biotechnology)	526	17,216
Republic Bancorp, Inc. - Class A (Banks)	189	9,216
Republic First Bancorp, Inc.* (Banks)	878	3,240
Resideo Technologies, Inc.* (Building Products)	2,839	83,751
Resources Connection, Inc. (Professional Services)	619	9,588
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	2,283	40,341
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	4,213	53,126
Retail Value, Inc. (Equity Real Estate Investment Trusts)	342	8,358
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	340	4,002
REV Group, Inc. (Machinery)	559	8,446
Revance Therapeutics, Inc.* (Pharmaceuticals)	1,378	40,072
Revlon, Inc.* - Class A (Personal Products)	139	1,515
REVOLUTION Medicines, Inc.* (Biotechnology)	1,166	33,394
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	705	49,075
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	104	8,528
Rexnord Corp. (Machinery)	2,356	132,714
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	865	14,956
Ribbon Communications, Inc.* (Communications Equipment)	1,381	9,543
Rigel Pharmaceuticals, Inc.* (Biotechnology)	3,355	13,420
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	173	3,735
Rimini Street, Inc.* (Software)	861	7,482
Riot Blockchain, Inc.* (Software)	1,655	54,532
Rite Aid Corp.* (Food & Staples Retailing)	1,080	16,416
RLI Corp. (Insurance)	786	85,187
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	3,215	46,135
Rocket Pharmaceuticals, Inc.* (Biotechnology)	780	27,940
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	135	7,344
Rogers Corp.* (Electronic Equipment, Instruments & Components)	367	69,950
Romeo Power, Inc.* (Electrical Equipment)	821	5,788
RPC, Inc.* (Energy Equipment & Services)	1,327	5,573
RPT Realty (Equity Real Estate Investment Trusts)	1,583	20,167
Rubius Therapeutics, Inc.* (Biotechnology)	885	19,019
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	829	38,955
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	129	5,661
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	1,027	10,116
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	661	13,200
Ryerson Holding Corp.* (Metals & Mining)	323	5,081
Ryman Hospitality Properties, Inc.* - Class I (Equity Real Estate Investment Trusts)	1,056	80,995
S&T Bancorp, Inc. (Banks)	761	22,411
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	4,235	78,729
Safe Bulkers, Inc.* (Marine)	1,078	3,601
Safehold, Inc. (Equity Real Estate Investment Trusts)	351	31,702
Safety Insurance Group, Inc. (Insurance)	284	21,760
Saia, Inc.* (Road & Rail)	521	117,745

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Sailpoint Technologies Holding, Inc.* (Software)	1,778	$88,882
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,213	41,870
Sana Biotechnology, Inc.* (Biotechnology)	527	8,585
Sanderson Farms, Inc. (Food Products)	399	74,548
Sandy Spring Bancorp, Inc. (Banks)	911	37,888
Sangamo Therapeutics, Inc.* (Biotechnology)	2,308	22,111
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,261	48,448
Sapiens International Corp. N.V. (Software)	607	15,302
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	232	10,579
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	494	13,629
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	509	26,682
Scholar Rock Holding Corp.* (Biotechnology)	543	16,969
Scholastic Corp. (Media)	571	19,191
Schrodinger, Inc.* (Health Care Technology)	890	60,226
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	615	24,188
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	1,888	116,509
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	958	15,663
Sculptor Capital Management, Inc. (Capital Markets)	423	9,822
Seacoast Banking Corp. (Banks)	1,072	32,578
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	623	12,205
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,011	47,932
SecureWorks Corp.* - Class A (Software)	188	3,771
Seelos Therapeutics, Inc.* (Pharmaceuticals)	1,488	3,348
Seer, Inc.* (Life Sciences Tools & Services)	298	9,518
Select Energy Services, Inc.* (Energy Equipment & Services)	1,160	6,902
Select Medical Holdings Corp. (Health Care Providers & Services)	2,170	85,607
Selecta Biosciences, Inc.* (Biotechnology)	1,754	6,069
Selective Insurance Group, Inc. (Insurance)	1,167	94,936
Selectquote, Inc.* (Insurance)	2,632	46,850
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,270	78,626
Seneca Foods Corp.* - Class A (Food Products)	127	6,952
Sensei Biotherapeutics, Inc.* (Biotechnology)	149	1,176
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	8,156	25,039
Sensient Technologies Corp. (Chemicals)	831	72,447
Seres Therapeutics, Inc.* (Biotechnology)	1,366	9,699
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	719	11,411
Service Properties Trust (Equity Real Estate Investment Trusts)	3,223	35,872
ServisFirst Bancshares, Inc. (Banks)	980	69,658
Sesen Bio, Inc.* (Biotechnology)	3,356	12,518
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	2,053	14,104
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	735	73,897
Sharps Compliance Corp.* (Health Care Providers & Services)	283	2,824
Shattuck Labs, Inc.* (Biotechnology)	522	11,505
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	949	50,098
Shift Technologies, Inc.* (Specialty Retail)	1,219	10,301
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	663	120,665
Shoe Carnival, Inc. (Specialty Retail)	346	11,660
ShotSpotter, Inc.* (Software)	166	7,586
Shutterstock, Inc. (Internet & Direct Marketing Retail)	459	49,797
SI-BONE, Inc.* (Health Care Equipment & Supplies)	631	19,145
Sientra, Inc.* (Health Care Equipment & Supplies)	1,128	9,306
Sierra Bancorp (Banks)	276	6,660
SIGA Technologies, Inc.* (Pharmaceuticals)	972	6,192
Sigilon Therapeutics, Inc.* (Biotechnology)	145	731
Signet Jewelers, Ltd. (Specialty Retail)	1,024	65,884
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	872	129,918
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	666	33,420
Silverback Therapeutics, Inc.* (Biotechnology)	250	7,570
Silvergate Capital Corp.* - Class A (Banks)	450	46,260
Simmons First National Corp. - Class A (Banks)	2,109	57,407
Simpson Manufacturing Co., Inc. (Building Products)	856	96,282
Simulations Plus, Inc. (Health Care Technology)	300	14,157
Sinclair Broadcast Group, Inc. - Class A (Media)	902	25,518
SiriusPoint, Ltd.* (Insurance)	1,738	17,032
SITE Centers Corp. (Equity Real Estate Investment Trusts)	3,403	53,972
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	253	34,317
SJW Corp. (Water Utilities)	543	37,429
Skyline Champion Corp.* (Household Durables)	1,032	58,205
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	154	2,658
SkyWest, Inc.* (Airlines)	978	39,599
Sleep Number Corp.* (Specialty Retail)	470	46,629

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,289	$42,804
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	279	13,068
SmartFinancial, Inc. (Banks)	272	6,629
Smith & Wesson Brands, Inc. (Leisure Products)	1,044	24,482
Smith Micro Software, Inc.* (Software)	873	4,941
SOC Telemed, Inc.* (Health Care Providers & Services)	804	3,690
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	614	5,342
Solid Biosciences, Inc.* (Biotechnology)	1,171	3,267
Soliton, Inc.* (Health Care Equipment & Supplies)	182	3,991
Sonic Automotive, Inc. - Class A (Specialty Retail)	430	23,457
Sonos, Inc.* (Household Durables)	2,361	78,810
Sorrento Therapeutics, Inc.* (Biotechnology)	5,353	43,948
South Jersey Industries, Inc. (Gas Utilities)	2,023	50,919
South Plains Financial, Inc. (Banks)	209	4,807
South State Corp. (Banks)	1,392	95,825
Southern First Bancshares, Inc.* (Banks)	146	7,231
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	152	6,822
Southside Bancshares, Inc. (Banks)	612	22,056
Southwest Gas Holdings, Inc. (Gas Utilities)	1,140	79,721
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	13,308	62,681
SP Plus Corp.* (Commercial Services & Supplies)	454	14,887
Spark Energy, Inc. - Class A (Electric Utilities)	235	2,616
SpartanNash Co. (Food & Staples Retailing)	703	13,673
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,037	9,779
Spero Therapeutics, Inc.* (Biotechnology)	475	6,337
Spire, Inc. (Gas Utilities)	996	70,666
Spirit Airlines, Inc.* (Airlines)	1,931	52,098
Spirit of Texas Bancshares, Inc. (Banks)	252	5,867
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	855	15,108
SpringWorks Therapeutics, Inc.* (Biotechnology)	573	49,106
Sprout Social, Inc.* - Class A (Software)	867	77,024
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,331	57,296
Spruce Biosciences, Inc.* (Biotechnology)	171	1,575
SPS Commerce, Inc.* (Software)	708	77,137
SPX Corp.* (Machinery)	861	57,394
SPX FLOW, Inc. (Machinery)	828	68,020
SQZ Biotechnologies Co.* (Biotechnology)	447	5,409
STAAR Surgical Co.* (Health Care Equipment & Supplies)	923	118,070
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	3,160	130,572
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	349	114,039
Standard Motor Products, Inc. (Auto Components)	411	17,163
Standex International Corp. (Machinery)	237	21,804
Startek, Inc.* (IT Services)	330	2,317
State Auto Financial Corp. (Insurance)	347	17,350
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,741	23,939
Stem, Inc.* (Electrical Equipment)	1,230	33,345
Stepan Co. (Chemicals)	423	49,893
StepStone Group, Inc. - Class A (Capital Markets)	733	33,359
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	974	8,873
Sterling Construction Co., Inc.* (Construction & Engineering)	546	11,990
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,611	70,610
Stewart Information Services Corp. (Insurance)	524	30,921
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	1,160	62,547
Stock Yards Bancorp, Inc. (Banks)	405	19,294
Stoke Therapeutics, Inc.* (Biotechnology)	375	10,736
StoneMor, Inc.* (Diversified Consumer Services)	632	1,675
Stoneridge, Inc.* (Auto Components)	512	14,822
StoneX Group, Inc.* (Capital Markets)	330	21,295
Strategic Education, Inc. (Diversified Consumer Services)	479	37,980
Stride, Inc.* (Diversified Consumer Services)	791	24,252
Sturm Ruger & Co., Inc. (Leisure Products)	337	25,059
Summit Financial Group, Inc. (Banks)	223	5,185
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	2,037	18,353
Summit Materials, Inc.* - Class A (Construction Materials)	2,304	77,414
Summit Therapeutics, Inc.* (Biotechnology)	441	3,233
Sumo Logic, Inc.* (Software)	1,602	33,081
Sun Country Airlines Holdings, Inc.* (Airlines)	340	11,047
SunCoke Energy, Inc. (Metals & Mining)	1,632	12,615
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	1,690	64,389
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,571	38,914
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts)	4,221	48,710
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	848	32,258
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	226	5,291
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	964	25,382

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Surface Oncology, Inc.* (Biotechnology)	653	$3,925
Surgery Partners, Inc.* (Health Care Providers & Services)	622	33,936
Surmodics, Inc.* (Health Care Equipment & Supplies)	266	14,659
Sutro BioPharma, Inc.* (Biotechnology)	851	14,493
Sykes Enterprises, Inc.* (IT Services)	754	40,460
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	693	105,281
Syndax Pharmaceuticals, Inc.* (Biotechnology)	883	12,874
Syros Pharmaceuticals, Inc.* (Biotechnology)	1,130	5,221
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	441	18,945
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	378	18,514
Talaris Therapeutics, Inc.* (Biotechnology)	175	2,417
Talis Biomedical Corp.* (Health Care Equipment & Supplies)	284	2,925
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	724	8,355
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,948	33,447
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	490	1,754
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	166	3,747
Tattooed Chef, Inc.* (Food Products)	918	18,103
Taylor Morrison Home Corp.* (Household Durables)	2,466	66,138
Taysha Gene Therapies, Inc.* (Biotechnology)	437	7,556
TCR2 Therapeutics, Inc.* (Biotechnology)	599	7,452
Team, Inc.* (Commercial Services & Supplies)	517	3,190
TechTarget, Inc.* (Media)	501	36,613
Teekay Corp.* (Oil, Gas & Consumable Fuels)	1,364	4,078
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	468	5,920
TEGNA, Inc. (Media)	4,343	76,958

Tejon Ranch Co.* (Real Estate Management & Development)	409	7,456
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,984	44,342
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	6,224	23,464
Telos Corp.* (Software)	339	9,499
Tenable Holdings, Inc.* (Software)	1,782	76,270
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,085	149,785
Tennant Co. (Machinery)	363	28,721
Tenneco, Inc.* (Auto Components)	1,388	24,165
Terex Corp. (Machinery)	1,344	64,404
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	171	1,283
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	1,346	92,013
Tetra Tech, Inc. (Commercial Services & Supplies)	1,059	141,399
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,410	7,447
Texas Capital Bancshares, Inc.* (Banks)	996	62,728
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,375	126,735
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	941	30,375
TG Therapeutics, Inc.* (Biotechnology)	2,517	88,070
The Andersons, Inc. (Food & Staples Retailing)	618	16,501
The Bancorp, Inc.* (Banks)	1,027	24,001
The Bank of Nt Butterfield & Son, Ltd. (Banks)	985	32,643
The Brink's Co. (Commercial Services & Supplies)	956	73,574
The Buckle, Inc. (Specialty Retail)	584	24,575
The Cato Corp. - Class A (Specialty Retail)	388	6,402
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	851	38,516
The Children's Place, Inc.* (Specialty Retail)	276	23,275
The Container Store Group, Inc.* (Specialty Retail)	624	6,564
The E.W. Scripps Co. - Class A (Media)	1,125	21,465
The Ensign Group, Inc. (Health Care Providers & Services)	1,032	87,792
The ExOne Co.* (Machinery)	335	5,561
The First Bancorp, Inc. (Banks)	203	5,899
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	2,313	16,006
The Goodyear Tire & Rubber Co.* (Auto Components)	5,427	85,258
The Greenbrier Cos., Inc. (Machinery)	635	27,178
The Hackett Group, Inc. (IT Services)	489	8,763
The Joint Corp.* (Health Care Providers & Services)	269	21,248
The Lovesac Co.* (Household Durables)	251	15,236
The Macerich Co. (Equity Real Estate Investment Trusts)	3,881	63,260
The Manitowoc Co., Inc.* (Machinery)	674	15,603
The Marcus Corp.* (Entertainment)	448	7,199
The ODP Corp.* (Specialty Retail)	961	45,484
The Pennant Group, Inc.* (Health Care Providers & Services)	503	17,213
The RealReal, Inc.* (Internet & Direct Marketing Retail)	1,544	25,491
The RMR Group, Inc. - Class A (Real Estate Management & Development)	300	11,772
The Shyft Group, Inc. (Machinery)	677	26,701
The Simply Good Foods Co.* (Food Products)	1,672	62,667
The St Joe Co. (Real Estate Management & Development)	654	29,607
TherapeuticsMD, Inc.* (Pharmaceuticals)	7,102	7,102
Theravance Biopharma, Inc.* (Pharmaceuticals)	1,047	13,590
Thermon Group Holdings, Inc.* (Electrical Equipment)	647	10,779

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Thryv Holdings, Inc.* (Media)	127	$4,219
Tidewater, Inc.* (Energy Equipment & Services)	798	9,033
Tilly's, Inc. - Class A (Specialty Retail)	445	6,599
TimkenSteel Corp.* (Metals & Mining)	893	11,904
Tiptree, Inc. (Insurance)	446	4,286
Titan International, Inc.* (Machinery)	991	8,542
Titan Machinery, Inc.* (Trading Companies & Distributors)	380	10,841
Tivity Health, Inc.* (Health Care Providers & Services)	864	21,669
Tompkins Financial Corp. (Banks)	281	21,567
Tonix Pharmaceuticals Holding Corp.* (Biotechnology)	6,414	4,592
Tootsie Roll Industries, Inc. (Food Products)	305	10,489
TowneBank (Banks)	1,319	39,319
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	1,179	15,516
TPI Composites, Inc.* (Electrical Equipment)	701	27,437
Transcat, Inc.* (Trading Companies & Distributors)	139	8,875
Translate Bio, Inc.* (Biotechnology)	1,316	36,374
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	509	14,517
TravelCenters of America, Inc.* (Specialty Retail)	245	7,085
Travere Therapeutics, Inc.* (Biotechnology)	1,145	15,744
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	215	6,506
Trean Insurance Group, Inc.* (Insurance)	346	4,668
Tredegar Corp. (Chemicals)	515	6,731
TreeHouse Foods, Inc.* (Food Products)	1,021	45,332
Trevena, Inc.* (Biotechnology)	3,211	4,271
Tri Pointe Homes, Inc.* (Household Durables)	2,309	55,693
TriCo Bancshares (Banks)	541	21,332
Trillium Therapeutics, Inc.* (Biotechnology)	1,921	12,544
TriMas Corp.* (Machinery)	849	27,779
TriNet Group, Inc.* (Professional Services)	796	66,052
Trinity Industries, Inc. (Machinery)	1,704	46,195
Trinseo SA (Chemicals)	764	41,531
Triple-S Management Corp.* (Health Care Providers & Services)	447	10,876
TriState Capital Holdings, Inc.* (Banks)	568	11,536
Triton International, Ltd. (Trading Companies & Distributors)	1,311	69,208
Triumph Bancorp, Inc.* (Banks)	462	35,417
Triumph Group, Inc.* (Aerospace & Defense)	1,013	19,298
Tronox Holdings PLC - Class A (Chemicals)	2,251	41,486
TrueBlue, Inc.* (Professional Services)	687	18,680
TrueCar, Inc.* (Interactive Media & Services)	1,932	10,162
Trupanion, Inc.* (Insurance)	750	86,265
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	371	12,477
Trustmark Corp. (Banks)	1,239	37,195
TTEC Holdings, Inc. (IT Services)	363	37,934
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,104	29,435
Tucows, Inc.* (IT Services)	185	14,386
Tupperware Brands Corp.* (Household Durables)	974	20,347
Turning Point Brands, Inc. (Tobacco)	286	15,164
Turning Point Therapeutics, Inc.* (Biotechnology)	903	57,629
Turtle Beach Corp.* (Household Durables)	294	9,085
Tutor Perini Corp.* (Construction & Engineering)	810	11,397
Twist Bioscience Corp.* (Biotechnology)	927	114,066
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	6,166	39,524
U.S. Cellular Corp.* (Wireless Telecommunication Services)	300	10,908
U.S. Concrete, Inc.* (Construction Materials)	318	23,154
U.S. Ecology, Inc.* (Commercial Services & Supplies)	618	21,630
U.S. Lime & Minerals, Inc. (Construction Materials)	41	5,699
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	251	29,658
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	1,442	14,564
UFP Industries, Inc. (Building Products)	1,182	87,774
UFP Technologies, Inc.* (Containers & Packaging)	136	8,130
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	854	46,125
UMB Financial Corp. (Banks)	860	80,496
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	794	18,484
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	260	6,133
UniFirst Corp. (Commercial Services & Supplies)	296	64,460
Unisys Corp.* (IT Services)	1,289	28,809
United Bankshares, Inc. (Banks)	2,454	84,761
United Community Banks, Inc. (Banks)	1,709	49,236
United Fire Group, Inc. (Insurance)	413	10,292
United Insurance Holdings Corp. (Insurance)	399	1,748
United Natural Foods, Inc.* (Food & Staples Retailing)	1,096	36,300
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	3,819	44,720
Unitil Corp. (Multi-Utilities)	291	15,400
Universal Corp. (Tobacco)	475	24,776
Universal Electronics, Inc.* (Household Durables)	262	12,246

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	252	$15,057
Universal Insurance Holdings, Inc. (Insurance)	532	7,533
Universal Logistics Holdings, Inc. (Road & Rail)	150	3,458
Univest Financial Corp. (Banks)	568	15,540
Upland Software, Inc.* (Software)	562	20,232
Upwork, Inc.* (Professional Services)	2,290	118,598
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	4,167	9,042
Urban Edge Properties (Equity Real Estate Investment Trusts)	2,274	43,206
Urban Outfitters, Inc.* (Specialty Retail)	1,347	50,081
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,553	4,015
UroGen Pharma, Ltd.* (Biotechnology)	383	5,937
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	585	11,156
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	528	4,609
USANA Health Sciences, Inc.* (Personal Products)	249	23,722
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	67	5,990
Utz Brands, Inc. (Food Products)	1,158	26,217
Valhi, Inc. (Chemicals)	47	1,158
Valley National Bancorp (Banks)	7,866	101,392
Value Line, Inc. (Capital Markets)	19	608
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,074	17,517
Vapotherm, Inc.* (Health Care Equipment & Supplies)	447	11,559
Varex Imaging Corp.* (Health Care Equipment & Supplies)	753	20,557
Varonis Systems, Inc.* (Software)	2,080	127,296
Vaxart, Inc.* (Biotechnology)	2,345	16,861
Vaxcyte, Inc.* (Pharmaceuticals)	780	16,910
VBI Vaccines, Inc.* (Biotechnology)	3,656	10,895
Vector Group, Ltd. (Tobacco)	2,820	37,675
Vectrus, Inc.* (Aerospace & Defense)	226	10,236
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	978	22,690
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	168	2,125
Velodyne Lidar, Inc.* (Electronic Equipment, Instruments & Components)	1,388	11,118
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	505	5,560
Veracyte, Inc.* (Biotechnology)	1,325	59,042
Verastem, Inc.* (Biotechnology)	3,384	10,930
Vericel Corp.* (Biotechnology)	913	48,334
Verint Systems, Inc.* (Software)	1,265	53,978
Veritex Holdings, Inc. (Banks)	934	31,336
Veritiv Corp.* (Trading Companies & Distributors)	302	18,507
Veritone, Inc.* (Software)	558	11,539
Verra Mobility Corp.* - Class C (IT Services)	2,633	40,311
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	257	2,750
Verso Corp. - Class A (Paper & Forest Products)	588	11,184
Veru, Inc.* (Personal Products)	1,241	8,526
Viad Corp.* (Commercial Services & Supplies)	399	18,294
Viant Technology, Inc.* - Class A (Software)	211	3,648
Viavi Solutions, Inc.* (Communications Equipment)	4,489	74,920
Vicor Corp.* (Electrical Equipment)	414	47,863
Viemed Healthcare, Inc.* (Health Care Providers & Services)	695	4,837
View, Inc.* (Building Products)	1,664	10,134
ViewRay, Inc.* (Health Care Equipment & Supplies)	2,675	17,762
Viking Therapeutics, Inc.* (Biotechnology)	1,343	8,259
Village Super Market, Inc. - Class A (Food & Staples Retailing)	167	3,766
Vincerx Pharma, Inc.* (Biotechnology)	92	1,219
Vine Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	405	5,674
Vir Biotechnology, Inc.* (Biotechnology)	1,180	42,067
Viracta Therapeutics, Inc.* (Biotechnology)	712	7,490
VirnetX Holding Corp.* (Software)	1,245	5,105
Virtus Investment Partners, Inc. (Capital Markets)	143	39,487
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,618	57,936
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	244	8,865
Vista Outdoor, Inc.* (Leisure Products)	1,148	46,367
VistaGen Therapeutics, Inc.* (Biotechnology)	3,756	9,991
Visteon Corp.* (Auto Components)	545	62,157
Vital Farms, Inc.* (Food Products)	482	8,392
Vivint Smart Home, Inc.* (Diversified Consumer Services)	1,799	22,074
Vocera Communications, Inc.* (Health Care Technology)	670	28,113
Vonage Holdings Corp.* (Diversified Telecommunication Services)	4,746	67,678
Vor BioPharma, Inc.* (Biotechnology)	224	2,804
VOXX International Corp.* (Auto Components)	306	3,495
VSE Corp. (Commercial Services & Supplies)	208	10,410
Vuzix Corp.* (Household Durables)	1,152	17,050
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,843	7,464
Wabash National Corp. (Machinery)	1,010	14,786
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	574	59,397
Warrior Met Coal, Inc. (Metals & Mining)	1,011	18,875
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,417	45,727
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,663	40,394
Washington Trust Bancorp, Inc. (Banks)	336	16,380

Additional financial disclosures are included in the notes to financial statements of the funds' annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Common Stocks, continued

	Shares	Value
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	425	$8,385
Watts Water Technologies, Inc. - Class A (Machinery)	540	81,410
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	736	4,055
WD-40 Co. (Household Products)	268	65,122
Weis Markets, Inc. (Food & Staples Retailing)	323	17,006
Welbilt, Inc.* (Machinery)	2,567	60,299
Werewolf Therapeutics, Inc.* (Biotechnology)	149	2,596
Werner Enterprises, Inc. (Road & Rail)	1,231	56,269
WesBanco, Inc. (Banks)	1,283	41,415
WESCO International, Inc.* (Trading Companies & Distributors)	874	93,036
West Bancorp, Inc. (Banks)	316	9,316
Westamerica Bancorp (Banks)	512	28,442
Whitestone REIT (Equity Real Estate Investment Trusts)	787	6,965
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	773	36,254
Whole Earth Brands, Inc.* (Food Products)	734	9,439
WideOpenWest, Inc.* (Media)	1,029	22,885
Willdan Group, Inc.* (Professional Services)	215	8,869
Willis Lease Finance Corp.* (Trading Companies & Distributors)	54	2,246
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	3,669	105,337
Wingstop, Inc. (Hotels, Restaurants & Leisure)	586	100,389
Winmark Corp. (Specialty Retail)	69	14,547
Winnebago Industries, Inc. (Automobiles)	635	45,637
WisdomTree Investments, Inc. (Capital Markets)	2,726	16,847
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,597	53,563
Workhorse Group, Inc.* (Auto Components)	2,427	28,008
Workiva, Inc.* (Software)	825	107,060
World Acceptance Corp.* (Consumer Finance)	86	16,303
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,225	42,214
Worthington Industries, Inc. (Metals & Mining)	680	43,500
WSFS Financial Corp. (Thrifts & Mortgage Finance)	923	40,409
WW International, Inc.* (Diversified Consumer Services)	1,034	31,785
XBiotech, Inc. (Biotechnology)	295	4,779
Xencor, Inc.* (Biotechnology)	1,110	34,166
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	2,238	39,568
XL Fleet Corp.* (Auto Components)	753	5,256
XOMA Corp.* (Biotechnology)	118	3,823
XPEL, Inc.* (Auto Components)	353	32,688
Xperi Holding Corp. (Software)	2,061	42,807
Yellow Corp.* (Road & Rail)	989	5,143
Yelp, Inc.* (Interactive Media & Services)	1,423	53,219
Yext, Inc.* (Software)	2,181	28,418
Y-mAbs Therapeutics, Inc.* (Biotechnology)	686	22,707
York Water Co. (Water Utilities)	256	12,355
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	653	34,746
ZIOPHARM Oncology, Inc.* (Biotechnology)	4,116	9,343
Zix Corp.* (Software)	1,051	7,788
Zogenix, Inc.* (Pharmaceuticals)	1,101	17,847
Zumiez, Inc.* (Specialty Retail)	429	18,726
Zuora, Inc.* - Class A (Software)	2,060	35,617
Zymergen, Inc.* (Chemicals)	368	12,803
Zynex, Inc.* (Health Care Equipment & Supplies)	382	5,306
TOTAL COMMON STOCKS
(Cost $43,759,972)		57,119,994

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST
(Cost $–)		–

	Shares	Value
Contingent Escrow Shares (0.0%)
Wright Medical Group, Inc.*+(a) (Health Care Equipment & Supplies)	1,354	$–
TOTAL CONTINGENT ESCROW SHARES
(Cost $–)		–

	Principal Amount	Value
Repurchase Agreements(b)(c) (37.3%)
Repurchase Agreements with various counterparties, 0.00%, dated 7/30/21, due 8/2/21, total to be received $37,694,000	$37,694,000	$37,694,000
TOTAL REPURCHASE AGREEMENTS
(Cost $37,694,000)		37,694,000

TOTAL INVESTMENT SECURITIES
(Cost $81,453,972) - 93.7%		94,813,994
Net other assets (liabilities) - 6.3%		6,327,510

NET ASSETS - 100.0%		$101,141,504

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2021, these securities represented 0.00% of the net assets of the Fund.

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

(a)

On November 12, 2020, Stryker Corp. acquired Wright

MedicalGroup. As part of the acquisition, $1.85 per acquired share was allocated 1:1 to Escrow Shares, contingent on whether the $1.85 per share is determined to be payable as a withholding of taxes due to the Dutch Government; otherwise, the value of the Escrow Shares will be remitted to preacquisition shareholders of Wright Medical Group.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2021, the aggregate amount held in a segregated account was $17,091,000.

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	20	9/20/21	$2,221,600	$15,565

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	8/27/21	0 .14%	$43,569,144	$581,911
Russell 2000 Index	Goldman Sachs International	8/27/21	0 .34%	48,935,201	707,563
				$92,504,345	$1,289,474

iShares Russell 2000 ETF	UBS AG	8/27/21	(0 .11)%	$8,867,509	$247,096
Russell 2000 Index	UBS AG	8/27/21	0 .09%	41,535,146	839,221
				$50,402,655	$1,086,317
				$142,907,000	$2,375,791

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2021

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$402,274	0.4%
Air Freight & Logistics	177,005	0.2%
Airlines	195,086	0.2%
Auto Components	787,396	0.8%
Automobiles	131,160	0.1%
Banks	4,353,486	4.3%
Beverages	200,249	0.2%
Biotechnology	5,415,343	5.3%
Building Products	690,166	0.7%
Capital Markets	902,674	0.9%
Chemicals	1,073,088	1.1%
Commercial Services & Supplies	1,041,854	1.0%
Communications Equipment	465,798	0.5%
Construction & Engineering	772,156	0.8%
Construction Materials	119,737	0.1%
Consumer Finance	447,487	0.4%
Containers & Packaging	136,639	0.1%
Distributors	48,607	NM
Diversified Consumer Services	349,260	0.3%
Diversified Financial Services	87,631	0.1%
Diversified Telecommunication Services	411,937	0.4%
Electric Utilities	339,708	0.3%
Electrical Equipment	555,424	0.5%
Electronic Equipment, Instruments & Components	1,264,746	1.2%
Energy Equipment & Services	461,097	0.5%
Entertainment	486,287	0.5%
Equity Real Estate Investment Trusts	3,655,341	3.6%
Food & Staples Retailing	499,258	0.5%
Food Products	580,762	0.6%
Gas Utilities	470,809	0.5%
Health Care Equipment & Supplies	2,083,773	2.1%
Health Care Providers & Services	1,768,827	1.7%
Health Care Technology	811,983	0.8%
Hotels, Restaurants & Leisure	1,259,615	1.2%
Household Durables	1,114,838	1.1%
Household Products	169,791	0.2%
Independent Power and Renewable Electricity Producers	191,095	0.2%
Industrial Conglomerates	40,775	NM
Insurance	1,122,952	1.1%
Interactive Media & Services	206,631	0.2%
Internet & Direct Marketing Retail	532,707	0.5%
IT Services	1,091,873	1.1%
Leisure Products	370,008	0.4%
Life Sciences Tools & Services	576,655	0.6%
Machinery	2,304,225	2.3%
Marine	89,435	0.1%
Media	663,858	0.7%
Metals & Mining	761,399	0.8%
Mortgage Real Estate Investment Trusts	730,638	0.7%
Multiline Retail	166,705	0.2%
Multi-Utilities	219,289	0.2%
Oil, Gas & Consumable Fuels	1,796,934	1.8%
Paper & Forest Products	168,124	0.2%
Personal Products	300,113	0.3%
Pharmaceuticals	947,570	0.9%
Professional Services	785,798	0.8%
Real Estate Management & Development	510,425	0.5%
Road & Rail	347,168	0.3%
Semiconductors & Semiconductor Equipment	1,665,239	1.6%
Software	3,541,678	3.5%
Specialty Retail	1,467,077	1.4%
Technology Hardware, Storage & Peripherals	167,885	0.2%
Textiles, Apparel & Luxury Goods	457,480	0.5%
Thrifts & Mortgage Finance	955,313	0.9%
Tobacco	87,129	0.1%
Trading Companies & Distributors	715,285	0.7%
Transportation Infrastructure	57,315	0.1%
Water Utilities	232,536	0.2%
Wireless Telecommunication Services	$117,388	0.1%
Other **	44,021,510	43.6%
Total	$101,141,504	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Additional financial disclosures are included in the notes to financial statements of the funds’ annual report and should be read in conjunction with this report.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
ProFunds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of ProFunds (the Funds) (comprised of the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), including the summary schedules of portfolio investments, as of July 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR) and the schedules of portfolio investments as of July 31, 2021 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements, financial highlights and schedules of portfolio investments are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements, financial highlights and schedules of portfolio investments based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights and schedules of portfolio investments are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, financial highlights and schedules of portfolio investments, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements, financial highlights and schedules of portfolio investments. Such procedures also included confirmation of securities owned as of July 31, 2021, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements, financial highlights and schedules of portfolio investments. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more ProFunds investment companies since 2010.

Columbus, Ohio
September 28, 2021

(b)            Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	October 1, 2021

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 30, 2021

* Print the name and title of each signing officer under his or her signature.